================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                   DIMENSIONAL EMERGING MARKETS VALUE FUND,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

          DATE OF REPORTING PERIOD: NOVEMBER 1, 2018 - APRIL 30, 2019

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [LOGO] Dimensional

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2019 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO       GLOBAL SMALL COMPANY PORTFOLIO        WORLD EX U.S. VALUE PORTFOLIO

U.S. LARGE CAP EQUITY PORTFOLIO             INTERNATIONAL SMALL COMPANY PORTFOLIO WORLD EX U.S. TARGETED VALUE PORTFOLIO

U.S. LARGE CAP VALUE PORTFOLIO              JAPANESE SMALL COMPANY PORTFOLIO      WORLD EX U.S. CORE EQUITY PORTFOLIO

U.S. TARGETED VALUE PORTFOLIO               ASIA PACIFIC SMALL COMPANY PORTFOLIO  WORLD CORE EQUITY PORTFOLIO

U.S. SMALL CAP VALUE PORTFOLIO              UNITED KINGDOM SMALL COMPANY          SELECTIVELY HEDGED GLOBAL EQUITY
                                            PORTFOLIO                             PORTFOLIO

U.S. CORE EQUITY 1 PORTFOLIO                CONTINENTAL SMALL COMPANY PORTFOLIO   EMERGING MARKETS PORTFOLIO

U.S. CORE EQUITY 2 PORTFOLIO                DFA INTERNATIONAL REAL ESTATE         EMERGING MARKETS SMALL CAP PORTFOLIO
                                            SECURITIES PORTFOLIO

U.S. VECTOR EQUITY PORTFOLIO                DFA GLOBAL REAL ESTATE SECURITIES     EMERGING MARKETS VALUE PORTFOLIO
                                            PORTFOLIO

U.S. SMALL CAP PORTFOLIO                    DFA INTERNATIONAL SMALL CAP VALUE     EMERGING MARKETS CORE EQUITY
                                            PORTFOLIO                             PORTFOLIO

U.S. MICRO CAP PORTFOLIO                    INTERNATIONAL VECTOR EQUITY PORTFOLIO EMERGING MARKETS TARGETED VALUE
                                                                                  PORTFOLIO

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO  INTERNATIONAL HIGH RELATIVE           DFA COMMODITY STRATEGY PORTFOLIO
                                            PROFITABILITY PORTFOLIO

DFA REAL ESTATE SECURITIES PORTFOLIO

LARGE CAP INTERNATIONAL PORTFOLIO

INTERNATIONAL CORE EQUITY PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO      U.S. LARGE COMPANY PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------

THE U.S. LARGE CAP VALUE SERIES        THE CONTINENTAL SMALL COMPANY SERIES

THE DFA INTERNATIONAL VALUE SERIES     THE CANADIAN SMALL COMPANY SERIES

THE JAPANESE SMALL COMPANY SERIES      THE EMERGING MARKETS SERIES

THE ASIA PACIFIC SMALL COMPANY SERIES  THE EMERGING MARKETS SMALL CAP SERIES

THE UNITED KINGDOM SMALL COMPANY
SERIES

DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at (888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[LOGO] DIMENSIONAL

June 2019

Dear Fellow Shareholder,

Delivering a great investment experience for our clients informs everything we do at Dimensional, from the way we design and manage strategies to how we communicate and set expectations.

Our investment philosophy keeps us focused on the things we can control. And our expert implementation--the way we apply academic insights to real portfolios--helps us pursue better investor outcomes. We work hard to make clients aware of what to expect from markets--and what to expect from Dimensional. We are committed to being open and transparent about what we seek to deliver, and to following through with robust investment strategies that can help achieve our clients' financial goals.

On behalf of everyone at Dimensional, thank you for entrusting us with your investments. We understand that the assets we manage play an important role in your future. We are honored by the opportunity to serve you. And we are committed to delivering a great investment experience.

Sincerely,

/s/ David P. Butler                    /s/ Gerard K. O'Reilly

DAVID P. BUTLER                        GERARD K. O'REILLY

Co-Chief Executive Officer             Co-Chief Executive Officer and

                                       Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..............................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Disclosure of Fund Expenses..........................................   3
   Disclosure of Portfolio Holdings.....................................   8
   Schedules of Investments/Summary Schedules of Portfolio Holdings
       Enhanced U.S. Large Company Portfolio............................  11
       U.S. Large Cap Equity Portfolio..................................  16
       U.S. Large Cap Value Portfolio...................................  19
       U.S. Targeted Value Portfolio....................................  20
       U.S. Small Cap Value Portfolio...................................  23
       U.S. Core Equity 1 Portfolio.....................................  26
       U.S. Core Equity 2 Portfolio.....................................  29
       U.S. Vector Equity Portfolio.....................................  32
       U.S. Small Cap Portfolio.........................................  35
       U.S. Micro Cap Portfolio.........................................  38
       U.S. High Relative Profitability Portfolio.......................  41
       DFA Real Estate Securities Portfolio.............................  44
       Large Cap International Portfolio................................  46
       International Core Equity Portfolio..............................  50
       Global Small Company Portfolio...................................  54
       International Small Company Portfolio............................  55
       Japanese Small Company Portfolio.................................  56
       Asia Pacific Small Company Portfolio.............................  57
       United Kingdom Small Company Portfolio...........................  58
       Continental Small Company Portfolio..............................  59
       DFA International Real Estate Securities Portfolio...............  60
       DFA Global Real Estate Securities Portfolio......................  64
       DFA International Small Cap Value Portfolio......................  66
       International Vector Equity Portfolio............................  70
       International High Relative Profitability Portfolio..............  74
       World ex U.S. Value Portfolio....................................  78
       World ex U.S. Targeted Value Portfolio...........................  79
       World ex U.S. Core Equity Portfolio..............................  84
       World Core Equity Portfolio......................................  90
       Selectively Hedged Global Equity Portfolio.......................  91
       Emerging Markets Portfolio.......................................  93
       Emerging Markets Small Cap Portfolio.............................  94
       Emerging Markets Value Portfolio.................................  95
       Emerging Markets Core Equity Portfolio...........................  96
       Emerging Markets Targeted Value Portfolio........................ 101
   Statements of Assets and Liabilities................................. 105
   Statements of Operations............................................. 113
   Statements of Changes in Net Assets.................................. 121
   Financial Highlights................................................. 133
   Notes to Financial Statements........................................ 155
   Section 19(a) Notice................................................. 193
DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
   Consolidated Disclosure of Fund Expenses............................. 195
   Consolidated Disclosure of Portfolio Holdings........................ 197
   Consolidated Schedule of Investments

TABLE OF CONTENTS

CONTINUED

                                                                    PAGE
                                                                    ----
       DFA Commodity Strategy Portfolio............................ 198
   Consolidated Statement of Assets and Liabilities................ 210
   Consolidated Statement of Operations............................ 211
   Consolidated Statement of Changes in Net Assets................. 212
   Consolidated Financial Highlights............................... 213
   Consolidated Notes to Financial Statements...................... 214
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses..................................... 228
   Disclosure of Portfolio Holdings................................ 230
   Schedule of Investments/Summary Schedule of Portfolio Holdings
       DFA International Value Portfolio........................... 231
       U.S. Large Company Portfolio................................ 232
   Statements of Assets and Liabilities............................ 235
   Statements of Operations........................................ 236
   Statements of Changes in Net Assets............................. 237
   Financial Highlights............................................ 238
   Notes to Financial Statements................................... 241
   Section 19(a) Notice............................................ 252
THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses..................................... 253
   Disclosure of Portfolio Holdings................................ 255
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series............................. 257
       The DFA International Value Series.......................... 260
       The Japanese Small Company Series........................... 264
       The Asia Pacific Small Company Series....................... 267
       The United Kingdom Small Company Series..................... 269
       The Continental Small Company Series........................ 272
       The Canadian Small Company Series........................... 276
       The Emerging Markets Series................................. 279
       The Emerging Markets Small Cap Series....................... 283
   Statements of Assets and Liabilities............................ 287
   Statements of Operations........................................ 289
   Statements of Changes in Net Assets............................. 291
   Financial Highlights............................................ 294
   Notes to Financial Statements................................... 299
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Disclosure of Fund Expenses..................................... 313
   Disclosure of Portfolio Holdings................................ 315
   Summary Schedule of Portfolio Holdings
       Dimensional Emerging Markets Value Fund..................... 316
   Statement of Assets and Liabilities............................. 320
   Statement of Operations......................................... 321
   Statements of Changes in Net Assets............................. 322
   Financial Highlights............................................ 323
   Notes to Financial Statements................................... 324
VOTING PROXIES ON FUND PORTFOLIO SECURITIES........................ 333
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS................. 334

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
  P.L.C.  Public Limited Company
  SA      Special Assessment
  ADR     American Depositary Receipt
  REIT    Real Estate Investment Trust
  GDR     Global Depositary Receipt
  CAD     Canadian Dollars
  DKK     Danish Krone
  EUR     Euro
  GBP     British Pounds
  NOK     Norwegian Krone
  SEK     Swedish Krona
  USD     United States Dollar
  AUD     Australian Dollars
  CHF     Swiss Franc
  HKD     Hong Kong Dollar
  ILS     Israeli New Shekel
  JPY     Japanese Yen
  NZD     New Zealand Dollars
  SGD     Singapore Dollars

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Investment Footnotes
  ^                           Denominated in USD, unless otherwise noted.
  +                           See Note B to Financial Statements.
  (OMEGA)                     Rule 144A, Section 4(2), or other security that
                              is restricted as to resale to institutional
                              investors. This security has been deemed liquid
                              based upon the Fund's Liquidity Guidelines.
  #                           Total or Partial Securities on Loan.
  (double left angle quote)   Total or partial security pledged as collateral
                              for Futures Contracts.
  @                           Security purchased with cash proceeds from
                              Securities on Loan.
  (S)                         Affiliated Fund.
  ++                          Calculated as a percentage of total net assets.
                              Percentages shown parenthetically next to the
                              category headings have been calculated as a
                              percentage of total investments "Other
                              Securities" are those securities that are not
                              among the top 50 holdings in unaffiliated
                              issuers of the Fund or do not represent more
                              than 1.0% of the net assets of the Fund. Some of
                              the individual securities within this category
                              may include Total or Partial Securities on Loan
                              and/or Non-Income Producing Securities.
  *                           Non-Income Producing Securities.
  (double right angle quote)  Securities that have generally been fair value factored. See Note B to Financial Statements.
  ~                           Total or partial security pledged as collateral
                              for Swap Agreements.

FINANCIAL HIGHLIGHTS
--------------------

  (A)                         Computed using average shares outstanding.
  (B)                         Non-Annualized
  (C)                         Annualized
  (D)                         Represents the combined ratios for the
                              respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying
                              Fund(s).
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------

  --                          Amounts designated as -- are either zero or
                                rounded to zero.
  SEC                         Securities and Exchange Commission
  (a)                         Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
-------------------------------------
Actual Fund Return.................... $1,000.00 $1,108.60    0.15%     $0.78
Hypothetical 5% Annual Return......... $1,000.00 $1,024.05    0.15%     $0.75

U.S. LARGE CAP EQUITY PORTFOLIO
-------------------------------
Actual Fund Return.................... $1,000.00 $1,095.20    0.18%     $0.94
Hypothetical 5% Annual Return......... $1,000.00 $1,023.90    0.18%     $0.90

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                            BEGINNING  ENDING               EXPENSES
                                             ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                              VALUE    VALUE     EXPENSE     DURING
                                            11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                            --------- --------- ---------- ----------
U.S. LARGE CAP VALUE PORTFOLIO (2)
----------------------------------
Actual Fund Return......................... $1,000.00 $1,043.70    0.27%     $1.37
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.46    0.27%     $1.35

U.S. TARGETED VALUE PORTFOLIO
-----------------------------
Actual Fund Return
   Class R1 Shares......................... $1,000.00 $1,042.00    0.47%     $2.38
   Class R2 Shares......................... $1,000.00 $1,041.70    0.62%     $3.14
   Institutional Class Shares.............. $1,000.00 $1,042.60    0.37%     $1.87
Hypothetical 5% Annual Return
   Class R1 Shares......................... $1,000.00 $1,022.46    0.47%     $2.36
   Class R2 Shares......................... $1,000.00 $1,021.72    0.62%     $3.11
   Institutional Class Shares.............. $1,000.00 $1,022.96    0.37%     $1.86

U.S. SMALL CAP VALUE PORTFOLIO
------------------------------
Actual Fund Return......................... $1,000.00 $1,020.30    0.52%     $2.60
Hypothetical 5% Annual Return.............. $1,000.00 $1,022.22    0.52%     $2.61

U.S. CORE EQUITY 1 PORTFOLIO
----------------------------
Actual Fund Return......................... $1,000.00 $1,084.80    0.19%     $0.98
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.85    0.19%     $0.95

U.S. CORE EQUITY 2 PORTFOLIO
----------------------------
Actual Fund Return......................... $1,000.00 $1,076.00    0.22%     $1.13
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.70    0.22%     $1.10

U.S. VECTOR EQUITY PORTFOLIO
----------------------------
Actual Fund Return......................... $1,000.00 $1,056.00    0.32%     $1.63
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.21    0.32%     $1.61

U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return......................... $1,000.00 $1,038.10    0.37%     $1.87
Hypothetical 5% Annual Return.............. $1,000.00 $1,022.96    0.37%     $1.86

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return......................... $1,000.00 $1,023.20    0.52%     $2.61
Hypothetical 5% Annual Return.............. $1,000.00 $1,022.22    0.52%     $2.61

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
------------------------------------------
Actual Fund Return......................... $1,000.00 $1,107.00    0.25%     $1.31
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.56    0.25%     $1.25

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                    BEGINNING  ENDING               EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                      VALUE    VALUE     EXPENSE     DURING
                                                    11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                                    --------- --------- ---------- ----------
DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return................................. $1,000.00 $1,131.40    0.18%     $0.95
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.90    0.18%     $0.90

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return................................. $1,000.00 $1,078.10    0.23%     $1.19
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.65    0.23%     $1.15

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return................................. $1,000.00 $1,061.90    0.30%     $1.53
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.31    0.30%     $1.51

GLOBAL SMALL COMPANY PORTFOLIO (3)
----------------------------------
Actual Fund Return................................. $1,000.00 $1,053.30    0.49%     $2.49
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.37    0.49%     $2.46

INTERNATIONAL SMALL COMPANY PORTFOLIO (3)
-----------------------------------------
Actual Fund Return................................. $1,000.00 $1,049.10    0.54%     $2.74
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.12    0.54%     $2.71

JAPANESE SMALL COMPANY PORTFOLIO (2)
------------------------------------
Actual Fund Return................................. $1,000.00 $  984.10    0.54%     $2.66
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.12    0.54%     $2.71

ASIA PACIFIC SMALL COMPANY PORTFOLIO (2)
----------------------------------------
Actual Fund Return................................. $1,000.00 $1,095.30    0.56%     $2.91
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.02    0.56%     $2.81

UNITED KINGDOM SMALL COMPANY PORTFOLIO (2)
------------------------------------------
Actual Fund Return................................. $1,000.00 $1,093.00    0.59%     $3.06
Hypothetical 5% Annual Return...................... $1,000.00 $1,021.87    0.59%     $2.96

CONTINENTAL SMALL COMPANY PORTFOLIO (2)
---------------------------------------
Actual Fund Return................................. $1,000.00 $1,070.90    0.55%     $2.82
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.07    0.55%     $2.76

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return................................. $1,000.00 $1,111.80    0.28%     $1.47
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.41    0.28%     $1.40

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO (4)
-----------------------------------------------
Actual Fund Return................................. $1,000.00 $1,124.00    0.24%     $1.26
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.60    0.24%     $1.20

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                     BEGINNING  ENDING               EXPENSES
                                                      ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                       VALUE    VALUE     EXPENSE     DURING
                                                     11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                                     --------- --------- ---------- ----------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,023.00    0.69%     $3.46
Hypothetical 5% Annual Return....................... $1,000.00 $1,021.37    0.69%     $3.46

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return.................................. $1,000.00 $1,048.40    0.49%     $2.49
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.37    0.49%     $2.46

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
---------------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,095.40    0.35%     $1.82
Hypothetical 5% Annual Return....................... $1,000.00 $1,023.06    0.35%     $1.76

WORLD EX U.S. VALUE PORTFOLIO (3)
---------------------------------
Actual Fund Return.................................. $1,000.00 $1,055.40    0.53%     $2.70
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.17    0.53%     $2.66

WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return.................................. $1,000.00 $1,060.30    0.68%     $3.47
Hypothetical 5% Annual Return....................... $1,000.00 $1,021.42    0.68%     $3.41

WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return.................................. $1,000.00 $1,080.20    0.37%     $1.91
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.96    0.37%     $1.86

WORLD CORE EQUITY PORTFOLIO (3)
-------------------------------
Actual Fund Return.................................. $1,000.00 $1,081.40    0.33%     $1.70
Hypothetical 5% Annual Return....................... $1,000.00 $1,023.16    0.33%     $1.66

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO (3)
----------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,084.30    0.35%     $1.81
Hypothetical 5% Annual Return....................... $1,000.00 $1,023.06    0.35%     $1.76

EMERGING MARKETS PORTFOLIO (2)
------------------------------
Actual Fund Return.................................. $1,000.00 $1,120.20    0.48%     $2.52
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.41    0.48%     $2.41

EMERGING MARKETS SMALL CAP PORTFOLIO (2)
----------------------------------------
Actual Fund Return.................................. $1,000.00 $1,144.00    0.71%     $3.77
Hypothetical 5% Annual Return....................... $1,000.00 $1,021.27    0.71%     $3.56

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                               BEGINNING  ENDING               EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                 VALUE    VALUE     EXPENSE     DURING
                                               11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                               --------- --------- ---------- ----------
EMERGING MARKETS VALUE PORTFOLIO (2)
------------------------------------
Actual Fund Return
   Class R2 Shares............................ $1,000.00 $1,093.00    0.80%     $4.15
   Institutional Class Shares................. $1,000.00 $1,094.30    0.55%     $2.86
Hypothetical 5% Annual Return
   Class R2 Shares............................ $1,000.00 $1,020.83    0.80%     $4.01
   Institutional Class Shares................. $1,000.00 $1,022.07    0.55%     $2.76

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return............................ $1,000.00 $1,125.40    0.52%     $2.74
Hypothetical 5% Annual Return................. $1,000.00 $1,022.22    0.52%     $2.61

EMERGING MARKETS TARGETED VALUE PORTFOLIO (5)
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,202.10    0.85%     $4.64
Hypothetical 5% Annual Return................. $1,000.00 $1,018.99    0.85%     $3.93

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
(3)The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).
(4)The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).
(5)Emerging Markets Targeted Value Portfolio commenced operations on
   November 14, 2018. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (167), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six months ended April 30, 2019 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
U.S. Large Cap Value Portfolio.................              100.0%
Japanese Small Company Portfolio...............              100.0%
Asia Pacific Small Company Portfolio...........              100.0%
United Kingdom Small Company Portfolio.........              100.0%
Continental Small Company Portfolio............              100.0%
Emerging Markets Portfolio.....................              100.0%
Emerging Markets Small Cap Portfolio...........              100.0%
Emerging Markets Value Portfolio...............              100.0%

FUNDS OF FUNDS

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
Global Small Company Portfolio.................              100.0%
International Small Company Portfolio..........              100.0%
World ex U.S. Value Portfolio..................              100.0%
World Core Equity Portfolio....................              100.0%
Selectively Hedged Global Equity Portfolio.....              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

ENHANCED DOMESTIC EQUITY PORTFOLIO

                    ENHANCED U.S. LARGE COMPANY PORTFOLIO
               Corporate.................................  31.7%
               Government................................  17.9%
               Foreign Corporate.........................  31.0%
               Foreign Government........................  16.2%
               Supranational.............................   3.2%
                                                          -----
                                                          100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       U.S. LARGE CAP EQUITY PORTFOLIO
               Communication Services....................   9.7%
               Consumer Discretionary....................  12.0%
               Consumer Staples..........................   6.7%
               Energy....................................   5.3%
               Financials................................  13.6%
               Health Care...............................  13.0%
               Industrials...............................  11.9%
               Information Technology....................  21.4%
               Materials.................................   3.7%
               Real Estate...............................   0.2%
               Utilities.................................   2.5%
                                                          -----
                                                          100.0%

                        U.S. TARGETED VALUE PORTFOLIO
               Communication Services....................   3.4%
               Consumer Discretionary....................  13.4%
               Consumer Staples..........................   4.4%
               Energy....................................   8.4%
               Financials................................  28.0%
               Health Care...............................   4.5%
               Industrials...............................  19.6%
               Information Technology....................  12.1%
               Materials.................................   5.8%
               Real Estate...............................   0.3%
               Utilities.................................   0.1%
                                                          -----
                                                          100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO
               Communication Services....................   4.4%
               Consumer Discretionary....................  13.3%
               Consumer Staples..........................   3.9%
               Energy....................................  11.4%
               Financials................................  27.3%
               Health Care...............................   3.5%
               Industrials...............................  18.4%
               Information Technology....................  10.9%
               Materials.................................   6.4%
               Real Estate...............................   0.4%
               Utilities.................................   0.1%
                                                          -----
                                                          100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO
               Communication Services....................   7.9%
               Consumer Discretionary....................  13.1%
               Consumer Staples..........................   6.1%
               Energy....................................   5.4%
               Financials................................  14.9%
               Health Care...............................  11.3%
               Industrials...............................  13.3%
               Information Technology....................  20.7%
               Materials.................................   4.1%
               Real Estate...............................   0.3%
               Utilities.................................   2.9%
                                                          -----
                                                          100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO
               Communication Services....................   7.9%
               Consumer Discretionary....................  12.4%
               Consumer Staples..........................   5.8%
               Energy....................................   5.8%
               Financials................................  17.2%
               Health Care...............................  11.0%
               Industrials...............................  14.4%
               Information Technology....................  18.8%
               Materials.................................   4.4%
               Real Estate...............................   0.3%
               Utilities.................................   2.0%
                                                          -----
                                                          100.0%

                         U.S. VECTOR EQUITY PORTFOLIO
               Communication Services....................   6.7%
               Consumer Discretionary....................  11.4%
               Consumer Staples..........................   3.9%
               Energy....................................   6.7%
               Financials................................  24.7%
               Health Care...............................   8.5%
               Industrials...............................  16.3%
               Information Technology....................  15.0%
               Materials.................................   5.1%
               Real Estate...............................   0.5%
               Utilities.................................   1.2%
                                                          -----
                                                          100.0%

                           U.S. SMALL CAP PORTFOLIO
               Communication Services....................   4.1%
               Consumer Discretionary....................  14.7%
               Consumer Staples..........................   4.4%
               Energy....................................   5.5%
               Financials................................  19.6%
               Health Care...............................   8.7%
               Industrials...............................  19.6%
               Information Technology....................  14.1%
               Materials.................................   5.1%
               Real Estate...............................   0.7%
               Utilities.................................   3.5%
                                                          -----
                                                          100.0%

                           U.S. MICRO CAP PORTFOLIO
               Communication Services....................   3.4%
               Consumer Discretionary....................  13.2%
               Consumer Staples..........................   3.8%
               Energy....................................   6.5%
               Financials................................  21.6%
               Health Care...............................  10.3%
               Industrials...............................  19.8%
               Information Technology....................  13.6%
               Materials.................................   4.4%
               Real Estate...............................   1.1%
               Utilities.................................   2.3%
                                                          -----
                                                          100.0%

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
               Communication Services....................   6.1%
               Consumer Discretionary....................  18.1%
               Consumer Staples..........................   9.5%
               Energy....................................   2.0%
               Financials................................   3.8%
               Health Care...............................   9.3%
               Industrials...............................  17.8%
               Information Technology....................  30.4%
               Materials.................................   3.0%
               Utilities.................................   0.0%
                                                          -----
                                                          100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

                     DFA REAL ESTATE SECURITIES PORTFOLIO
               Real Estate............................... 100.0%
                                                          -----
                                                          100.0%

                      LARGE CAP INTERNATIONAL PORTFOLIO
               Communication Services....................   5.9%
               Consumer Discretionary....................  12.7%
               Consumer Staples..........................  10.1%
               Energy....................................   7.3%
               Financials................................  18.7%
               Health Care...............................   8.8%
               Industrials...............................  15.4%
               Information Technology....................   6.1%
               Materials.................................   9.8%
               Real Estate...............................   2.0%
               Utilities.................................   3.2%
                                                          -----
                                                          100.0%

                     INTERNATIONAL CORE EQUITY PORTFOLIO
               Communication Services....................   6.1%
               Consumer Discretionary....................  14.2%
               Consumer Staples..........................   7.5%
               Energy....................................   7.1%
               Financials................................  16.4%
               Health Care...............................   6.0%
               Industrials...............................  18.2%
               Information Technology....................   6.3%
               Materials.................................  12.5%
               Real Estate...............................   2.6%
               Utilities.................................   3.1%
                                                          -----
                                                          100.0%

                   DFA INTERNATIONAL REAL ESTATE SECURITIES
                                  PORTFOLIO
               Real Estate............................... 100.0%
                                                          -----
                                                          100.0%

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
               Affiliated Investment Companies............  49.8%
               Real Estate................................  50.2%
                                                           -----
                                                           100.0%

                 DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
               Communication Services....................   2.7%
               Consumer Discretionary....................  13.9%
               Consumer Staples..........................   4.8%
               Energy....................................   7.3%
               Financials................................  19.8%
               Health Care...............................   2.3%
               Industrials...............................  24.2%
               Information Technology....................   4.3%
               Materials.................................  15.4%
               Real Estate...............................   3.3%
               Utilities.................................   2.0%
                                                          -----
                                                          100.0%

                    INTERNATIONAL VECTOR EQUITY PORTFOLIO
               Communication Services....................   5.2%
               Consumer Discretionary....................  13.9%
               Consumer Staples..........................   5.9%
               Energy....................................   7.1%
               Financials................................  18.2%
               Health Care...............................   4.6%
               Industrials...............................  19.8%
               Information Technology....................   6.6%
               Materials.................................  13.6%
               Real Estate...............................   2.9%
               Utilities.................................   2.2%
                                                          -----
                                                          100.0%

                  INTERNATIONAL HIGH RELATIVE PROFITABILITY
                                  PORTFOLIO
               Communication Services....................   9.4%
               Consumer Discretionary....................  17.3%
               Consumer Staples..........................  12.4%
               Energy....................................   4.2%
               Financials................................   4.8%
               Health Care...............................  10.9%
               Industrials...............................  20.0%
               Information Technology....................   7.0%
               Materials.................................  11.1%
               Real Estate...............................   0.6%
               Utilities.................................   2.3%
                                                          -----
                                                          100.0%

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
               Communication Services....................   4.0%
               Consumer Discretionary....................  14.4%
               Consumer Staples..........................   4.7%
               Energy....................................   5.9%
               Financials................................  18.1%
               Health Care...............................   2.6%
               Industrials...............................  21.5%
               Information Technology....................   7.1%
               Materials.................................  15.3%
               Real Estate...............................   4.6%
               Utilities.................................   1.8%
                                                          -----
                                                          100.0%

                     WORLD EX U.S. CORE EQUITY PORTFOLIO
               Communication Services....................   6.4%
               Consumer Discretionary....................  13.3%
               Consumer Staples..........................   7.0%
               Energy....................................   6.8%
               Financials................................  17.7%
               Health Care...............................   5.4%
               Industrials...............................  15.9%
               Information Technology....................   8.8%
               Materials.................................  11.9%
               Real Estate...............................   3.6%
               Utilities.................................   3.2%
                                                          -----
                                                          100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
               Communication Services....................   7.6%
               Consumer Discretionary....................  11.1%
               Consumer Staples..........................   7.2%
               Energy....................................   6.9%
               Financials................................  18.7%
               Health Care...............................   3.1%
               Industrials...............................   9.0%
               Information Technology....................  18.3%
               Materials.................................  10.8%
               Real Estate...............................   4.0%
               Utilities.................................   3.3%
                                                          -----
                                                          100.0%

                  EMERGING MARKETS TARGETED VALUE PORTFOLIO
               Communication Services....................   3.0%
               Consumer Discretionary....................  10.9%
               Consumer Staples..........................   5.1%
               Energy....................................   4.2%
               Financials................................  16.7%
               Health Care...............................   3.1%
               Industrials...............................  17.9%
               Information Technology....................  14.1%
               Materials.................................  15.7%
               Real Estate...............................   7.5%
               Utilities.................................   1.8%
                                                          -----
                                                          100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
BONDS -- (80.1%)
AUSTRALIA -- (6.3%)
Australia & New Zealand Banking Group, Ltd.
(OMEGA)  2.250%, 12/19/19...................................      1,000  $   997,345
         5.100%, 01/13/20...................................        750      762,161
Commonwealth Bank of Australia
(OMEGA)  2.250%, 03/10/20...................................      1,000      996,402
(OMEGA)  2.050%, 09/18/20...................................      1,800    1,783,837
         2.400%, 11/02/20...................................      2,096    2,087,681
National Australia Bank, Ltd.
         2.125%, 05/22/20...................................      5,586    5,554,425
         2.500%, 01/12/21...................................      3,500    3,481,541
Westpac Banking Corp.
         2.150%, 03/06/20...................................      2,204    2,194,779
         2.300%, 05/26/20...................................      3,500    3,486,790
                                                                         -----------
TOTAL AUSTRALIA.............................................              21,344,961
                                                                         -----------
BELGIUM -- (0.3%)
Dexia Credit Local SA
         0.040%, 12/11/19................................... EUR  1,000    1,123,736
                                                                         -----------
CANADA -- (15.9%)
Bank of Montreal
         1.900%, 08/27/21...................................      4,000    3,937,662
Bank of Nova Scotia (The)
         2.350%, 10/21/20...................................      1,500    1,493,269
         2.450%, 03/22/21...................................      6,000    5,976,183
CPPIB Capital, Inc.
         1.400%, 06/04/20................................... CAD  6,200    4,609,020
Manitoba, Province of Canada
         0.750%, 12/15/21................................... GBP  2,500    3,218,282
Province of Alberta Canada
         1.250%, 06/01/20................................... CAD  2,000    1,484,362
Province of British Columbia Canada
         3.700%, 12/18/20................................... CAD  6,000    4,618,303
Province of Ontario Canada
         1.650%, 09/27/19...................................      4,000    3,985,787
Province of Quebec Canada
         4.500%, 12/01/20................................... CAD  5,500    4,281,847
Province of Saskatchewan Canada
         3.900%, 07/28/20................................... CAD  6,300    4,824,812
Royal Bank of Canada
         2.350%, 12/09/19................................... CAD  1,300      972,569
         2.860%, 03/04/21................................... CAD  5,000    3,787,863
         2.030%, 03/15/21................................... CAD  2,130    1,589,352

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
CANADA -- (Continued)
Toronto-Dominion Bank (The)
         1.693%, 04/02/20................................... CAD  3,000  $ 2,234,112
         2.563%, 06/24/20................................... CAD  5,000    3,754,609
         0.625%, 03/08/21................................... EUR  2,000    2,273,605
         3.250%, 06/11/21...................................      1,000    1,012,116
                                                                         -----------
TOTAL CANADA                                                              54,053,753
                                                                         -----------
DENMARK -- (2.7%)
Denmark Government Bond
         3.000%, 11/15/21................................... DKK 55,000    9,021,610
                                                                         -----------
FRANCE -- (3.1%)
Caisse d'Amortissement de la Dette Sociale
         4.250%, 04/25/20................................... EUR  1,000    1,172,615
Sanofi
         4.125%, 10/11/19................................... EUR  1,629    1,861,930
SNCF Reseau EPIC
         5.500%, 12/01/21................................... GBP  2,000    2,888,595
Total Capital Canada, Ltd.
         1.875%, 07/09/20................................... EUR    200      230,096
Total Capital International SA
         2.750%, 06/19/21...................................      2,000    2,007,283
Total Capital SA
         4.450%, 06/24/20...................................      2,200    2,245,534
                                                                         -----------
TOTAL FRANCE                                                              10,406,053
                                                                         -----------
GERMANY -- (2.1%)
Daimler Finance North America LLC
(OMEGA)  2.250%, 03/02/20...................................      1,500    1,493,423
EMD Finance LLC
(OMEGA)  2.400%, 03/19/20...................................      2,100    2,091,290
Kreditanstalt fuer Wiederaufbau
         1.375%, 01/28/20................................... CAD  5,000    3,719,489
                                                                         -----------
TOTAL GERMANY                                                              7,304,202
                                                                         -----------
IRELAND -- (0.2%)
Shire Acquisitions Investments Ireland DA
         2.400%, 09/23/21...................................        515      508,947
                                                                         -----------
JAPAN -- (3.2%)
MUFG Bank, Ltd.
(OMEGA)  2.300%, 03/05/20...................................      1,400    1,395,879
Toyota Credit Canada, Inc.
         2.250%, 05/23/19................................... CAD  1,900    1,418,639

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
JAPAN -- (Continued)
         1.800%, 02/19/20................................... CAD  6,500  $ 4,842,614
         2.200%, 02/25/21................................... CAD  4,500    3,363,160
                                                                         -----------
TOTAL JAPAN.................................................              11,020,292
                                                                         -----------
LUXEMBOURG -- (1.0%)
Nestle Finance International, Ltd.
         0.750%, 11/08/21................................... EUR  2,827    3,244,596
                                                                         -----------
NETHERLANDS -- (4.0%)
BNG Bank NV
         5.375%, 06/07/21................................... GBP    600      851,339
Cooperatieve Rabobank UA
         2.250%, 12/02/19...................................      1,655    1,650,704
         4.750%, 01/15/20...................................        700      710,008
Shell International Finance BV
         4.375%, 03/25/20...................................      1,547    1,570,798
         2.250%, 11/10/20...................................      2,685    2,676,311
         1.625%, 03/24/21................................... EUR  4,879    5,661,740
Toyota Motor Finance Netherlands BV
         0.250%, 01/10/22................................... EUR    500      565,001
                                                                         -----------
TOTAL NETHERLANDS...........................................              13,685,901
                                                                         -----------
NEW ZEALAND -- (0.6%)
ANZ New Zealand International Ltd.
         2.600%, 09/23/19...................................      2,200    2,198,911
                                                                         -----------
NORWAY -- (1.9%)
Norway Government Bond
(OMEGA)  3.750%, 05/25/21................................... NOK 35,000    4,252,601
Equinor ASA
         2.000%, 09/10/20................................... EUR  1,200    1,384,795
         2.900%, 11/08/20...................................        941      945,504
                                                                         -----------
TOTAL NORWAY................................................               6,582,900
                                                                         -----------
SPAIN -- (0.8%)
Telefonica Emisiones SA
         5.462%, 02/16/21...................................      2,500    2,611,429
                                                                         -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.2%)
Council Of Europe Development Bank
         1.625%, 03/10/20...................................      3,000    2,978,712
European Investment Bank
(OMEGA)  2.250%, 07/30/21................................... CAD  8,000    6,029,171

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Nordic Investment Bank
         1.375%, 07/15/20................................... NOK 14,890  $ 1,724,195
                                                                         -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS................              10,732,078
                                                                         -----------
SWEDEN -- (1.6%)
Kommuninvest I Sverige AB
         1.000%, 09/15/21................................... SEK 42,000    4,525,155
Svenska Handelsbanken AB
         2.400%, 10/01/20...................................      1,000      995,353
                                                                         -----------
TOTAL SWEDEN................................................               5,520,508
                                                                         -----------
SWITZERLAND -- (0.7%)
UBS Group Funding Switzerland AG
(OMEGA)  2.950%, 09/24/20...................................      2,500    2,503,897
                                                                         -----------
UNITED KINGDOM -- (1.8%)
AstraZeneca P.L.C.
         1.950%, 09/18/19...................................        700      697,090
Barclays P.L.C.
         2.750%, 11/08/19...................................      1,500    1,497,164
         2.875%, 06/08/20...................................        500      498,698
BP Capital Markets P.L.C.
         2.315%, 02/13/20...................................      2,550    2,542,119
HSBC USA, Inc.
         2.375%, 11/13/19...................................      1,000      998,170
                                                                         -----------
TOTAL UNITED KINGDOM........................................               6,233,241
                                                                         -----------
UNITED STATES -- (30.7%)
Allergan Funding SCS
         3.000%, 03/12/20...................................      1,200    1,200,432
Allergan, Inc.
         3.375%, 09/15/20...................................      1,800    1,809,667
Altria Group, Inc.
#        2.625%, 01/14/20...................................      2,000    1,996,058
American Honda Finance Corp.
#        2.150%, 03/13/20...................................      1,500    1,493,808
Amgen, Inc.
         2.200%, 05/11/20...................................      1,000      995,705
Anthem, Inc.
         2.500%, 11/21/20...................................      1,766    1,757,088
AT&T, Inc.
         2.450%, 06/30/20...................................      1,500    1,495,151
Autodesk, Inc.
         3.125%, 06/15/20...................................      1,500    1,504,495
BAE Systems Holdings, Inc.
(OMEGA)  6.375%, 06/01/19...................................        480      481,258

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                   FACE
                                                                  AMOUNT^
                                                                   (000)    VALUE+
                                                                  ------- ----------
UNITED STATES -- (Continued)
Bank of America Corp.
         2.250%, 04/21/20......................................    1,035  $1,030,931
Biogen, Inc.
         2.900%, 09/15/20......................................    2,000   1,999,395
Broadcom Corp. / Broadcom Cayman Finance Ltd.
         3.000%, 01/15/22......................................    2,900   2,883,235
Capital One NA
#        2.350%, 01/31/20......................................    1,500   1,494,968
Chevron Corp.
         1.961%, 03/03/20......................................    3,600   3,580,397
Citibank NA
         2.100%, 06/12/20......................................    1,000     993,338
Citizens Bank N.A.
         2.450%, 12/04/19......................................    2,200   2,196,328
CVS Health Corp.
         2.800%, 07/20/20......................................    1,500   1,498,539
Discovery Communications LLC
         2.750%, 11/15/19......................................    2,000   1,995,316
Eastman Chemical Co.
         2.700%, 01/15/20......................................      622     621,539
Enterprise Products Operating LLC
         5.250%, 01/31/20......................................    2,000   2,032,896
Exelon Generation Co. LLC
         2.950%, 01/15/20......................................    2,000   2,000,706
Express Scripts Holding Co.
         2.250%, 06/15/19......................................    2,000   1,998,423
General Electric Co.
#        2.200%, 01/09/20......................................    1,000     992,900
General Motors Financial Co., Inc.
         2.350%, 10/04/19......................................      429     428,212
         3.150%, 01/15/20......................................    1,600   1,602,873
Gilead Sciences, Inc.
         2.350%, 02/01/20......................................    1,500   1,495,769
Goldman Sachs Group, Inc. (The)
#        6.000%, 06/15/20......................................    1,000   1,034,197
Harley-Davidson Financial Services, Inc.
(OMEGA)  2.150%, 02/26/20......................................    1,000     992,752
Humana, Inc.
         2.625%, 10/01/19......................................    2,981   2,977,725
JM Smucker Co. (The)
         2.500%, 03/15/20......................................    1,061   1,058,323
John Deere Capital Corp.
         2.050%, 03/10/20......................................      220     218,922
JPMorgan Chase & Co.
         2.250%, 01/23/20......................................    1,000     996,963
#        4.950%, 03/25/20......................................    2,000   2,039,999
Kraft Heinz Foods Co.
         5.375%, 02/10/20......................................    1,500   1,527,441

                                                                   FACE
                                                                  AMOUNT^
                                                                   (000)    VALUE+
                                                                  ------- ----------
UNITED STATES -- (Continued)
Lowe's Cos., Inc.
#        3.750%, 04/15/21....................................      2,500  $2,545,274
LyondellBasell Industries NV
         6.000%, 11/15/21....................................      2,500   2,663,688
Manufacturers & Traders Trust Co.
         2.100%, 02/06/20....................................        400     398,135
Markel Corp.
         7.125%, 09/30/19....................................        527     535,166
         5.350%, 06/01/21....................................      2,100   2,190,758
Merck & Co., Inc.
         1.125%, 10/15/21.................................... EUR  1,700   1,961,247
Molson Coors Brewing Co.
#        2.100%, 07/15/21....................................      2,800   2,751,376
Nasdaq, Inc.
         5.550%, 01/15/20....................................      1,300   1,325,299
NBCUniversal Media LLC
#        4.375%, 04/01/21....................................      2,700   2,785,033
NetApp, Inc.
         3.375%, 06/15/21....................................      1,014   1,022,565
Newmont Goldcorp Corp.
(OMEGA)  3.625%, 06/09/21....................................      2,800   2,822,851
Nissan Motor Acceptance Corp.
(OMEGA)  2.125%, 03/03/20....................................      1,300   1,290,224
Nordstrom, Inc.
#        4.000%, 10/15/21....................................      2,500   2,557,366
Oracle Corp.
         2.250%, 01/10/21.................................... EUR  2,000   2,334,511
Philip Morris International, Inc.
         2.000%, 02/21/20....................................      3,000   2,983,614
PNC Bank NA
         2.600%, 07/21/20....................................      1,000     999,774
Quest Diagnostics, Inc.
         4.750%, 01/30/20....................................      1,131   1,147,031
Ryder System, Inc.
         2.450%, 09/03/19....................................      2,000   1,997,341
Southern Co. (The)
         2.750%, 06/15/20....................................      1,000     999,392
Target Corp.
         3.875%, 07/15/20....................................        463     470,392
TD Ameritrade Holding Corp.
         5.600%, 12/01/19....................................      1,500   1,525,266
Textron, Inc.
         7.250%, 10/01/19....................................      1,500   1,527,218
Tyson Foods, Inc.
         2.650%, 08/15/19....................................      1,200   1,200,496
Verizon Communications, Inc.
         4.600%, 04/01/21....................................      1,600   1,657,830
Volkswagen Group of America Finance LLC
         2.450%, 11/20/19....................................      2,000   1,995,783
Walgreens Boots Alliance, Inc.
         3.300%, 11/18/21....................................      2,500   2,521,470

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
UNITED STATES -- (Continued)
Walmart, Inc.
                           2.850%, 06/23/20.............    3,759  $  3,774,229
Zimmer Biomet Holdings, Inc.
                           2.700%, 04/01/20.............    2,000     1,996,078
                                                                   ------------
TOTAL UNITED STATES.....................................            104,405,156
                                                                   ------------
TOTAL BONDS.............................................            272,502,171
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (17.5%)
U.S. Treasury Notes
                           1.500%, 04/15/20.............   17,200    17,056,219
                           1.125%, 04/30/20.............   23,000    22,715,195
(double left angle quote)  1.750%, 10/31/20.............   20,000    19,835,156
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS.........................             59,606,570
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            332,108,741
                                                                   ------------

                                                              FACE
                                                             AMOUNT^
                                                              (000)      VALUE+
                                                            --------- ------------
COMMERCIAL PAPER -- (1.7%)
(OMEGA)  NRW Bank 2.561%, 06/21/19.......................   3,000,000 $  2,989,231
(OMEGA)  Sanofi 2.540%, 06/28/19.........................   2,800,000    2,788,629
                                                                      ------------
TOTAL COMMERCIAL PAPER...................................                5,777,860
                                                                      ------------
                                                             SHARES
                                                            ---------
SECURITIES LENDING COLLATERAL -- (0.7%)
@(S)     The DFA Short Term Investment Fund..............     209,006    2,418,413
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $342,451,447)....................................             $340,305,014
                                                                      ============

As of April 30, 2019, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                        UNREALIZED
                                                                         FOREIGN
                                                                         EXCHANGE
                                                           SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD      COUNTERPARTY          DATE    (DEPRECIATION)
------------------   -------------- ----------------------- ---------- -------------
USD     1,759,044   NOK 15,059,012 Citibank, N.A.           05/07/19     $ 13,266
USD     4,476,140   NOK 37,937,175 Royal Bank of Scotland   05/07/19       78,116
USD       876,104   GBP    670,313 Citibank, N.A.           05/08/19        1,735
USD     6,246,373   GBP  4,748,762 HSBC Bank                05/08/19       51,992
USD       564,137   EUR    502,568 Citibank, N.A.           05/09/19          159
USD     1,913,051   EUR  1,691,218 Citibank, N.A.           05/09/19       15,179
USD     6,163,881   EUR  5,463,344 Citibank, N.A.           05/09/19       32,960
USD    13,450,333   EUR 11,907,279 Citibank, N.A.           05/09/19       88,080
USD     4,672,896   SEK 43,237,150 Citibank, N.A.           05/14/19      116,113
USD    52,076,052   CAD 69,507,156 Royal Bank of Scotland   07/15/19       96,037
                                                                         --------
TOTAL APPRECIATION                                                       $493,637

USD     9,122,970   DKK 61,027,085 Royal Bank of Scotland   06/03/19     $(72,440)
                                                                         --------
TOTAL (DEPRECIATION)                                                     $(72,440)
                                                                         --------
TOTAL APPRECIATION
  (DEPRECIATION)                                                         $421,197
                                                                         ========

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2019, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                   UNREALIZED
                  NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION       CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------       --------- ---------- ------------ ------------ --------------
LONG POSITION
  CONTRACTS:
S&P 500(R) Emini
  Index..........   2,350    06/21/19  $325,763,311 $346,448,750  $20,685,439
                                       ------------ ------------  -----------
TOTAL FUTURES
  CONTRACTS                            $325,763,311 $346,448,750  $20,685,439
                                       ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Bonds
   Australia.....................          -- $ 21,344,961   --    $ 21,344,961
   Belgium.......................          --    1,123,736   --       1,123,736
   Canada........................          --   54,053,753   --      54,053,753
   Denmark.......................          --    9,021,610   --       9,021,610
   France........................          --   10,406,053   --      10,406,053
   Germany.......................          --    7,304,202   --       7,304,202
   Ireland.......................          --      508,947   --         508,947
   Japan.........................          --   11,020,292   --      11,020,292
   Luxembourg....................          --    3,244,596   --       3,244,596
   Netherlands...................          --   13,685,901   --      13,685,901
   New Zealand...................          --    2,198,911   --       2,198,911
   Norway........................          --    6,582,900   --       6,582,900
   Spain.........................          --    2,611,429   --       2,611,429
   Supranational Organization
     Obligations.................          --   10,732,078   --      10,732,078
   Sweden........................          --    5,520,508   --       5,520,508
   Switzerland...................          --    2,503,897   --       2,503,897
   United Kingdom................          --    6,233,241   --       6,233,241
   United States.................          --  104,405,156   --     104,405,156
U.S. Treasury Obligations........          --   59,606,570   --      59,606,570
Commercial Paper.................          --    5,777,860   --       5,777,860
Securities Lending Collateral....          --    2,418,413   --       2,418,413
Forward Currency Contracts**.....          --      421,197   --         421,197
Futures Contracts**.............. $20,685,439           --   --      20,685,439
                                  ----------- ------------   --    ------------
TOTAL............................ $20,685,439 $340,726,211   --    $361,411,650
                                  =========== ============   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS++
                                           ------- ------------ ---------------
COMMON STOCKS -- (96.7%)
COMMUNICATION SERVICES -- (9.4%)
*   Alphabet, Inc., Class A...............  13,558 $ 16,255,500       1.0%
*   Alphabet, Inc., Class C...............  14,246   16,931,086       1.0%
    AT&T, Inc............................. 407,523   12,616,912       0.8%
    Comcast Corp., Class A................ 303,463   13,209,744       0.8%
*   Facebook, Inc., Class A............... 133,100   25,741,540       1.6%
*   Netflix, Inc..........................  16,202    6,003,489       0.4%
    Verizon Communications, Inc........... 302,773   17,315,588       1.0%
    Walt Disney Co. (The)................. 121,810   16,684,316       1.0%
    Other Securities......................           36,270,364       2.1%
                                                   ------------      ----
TOTAL COMMUNICATION SERVICES..............          161,028,539       9.7%
                                                   ------------      ----
CONSUMER DISCRETIONARY -- (11.5%)
*   Amazon.com, Inc.......................  23,535   45,340,648       2.7%
    Home Depot, Inc. (The)................  65,421   13,326,258       0.8%
    McDonald's Corp.......................  32,870    6,494,126       0.4%
    NIKE, Inc., Class B...................  74,296    6,525,418       0.4%
    Other Securities......................          126,383,482       7.7%
                                                   ------------      ----
TOTAL CONSUMER DISCRETIONARY..............          198,069,932      12.0%
                                                   ------------      ----
CONSUMER STAPLES -- (6.5%)
    Coca-Cola Co. (The)................... 204,946   10,054,651       0.6%
    PepsiCo, Inc..........................  81,549   10,442,349       0.6%
    Procter & Gamble Co. (The)............ 139,066   14,807,748       0.9%
    Walmart, Inc..........................  95,127    9,782,861       0.6%
    Other Securities......................           66,183,722       4.0%
                                                   ------------      ----
TOTAL CONSUMER STAPLES....................          111,271,331       6.7%
                                                   ------------      ----
ENERGY -- (5.1%)
    Chevron Corp.......................... 104,689   12,568,961       0.8%
    Exxon Mobil Corp...................... 222,311   17,847,127       1.1%
    Other Securities......................           57,475,996       3.4%
                                                   ------------      ----
TOTAL ENERGY..............................           87,892,084       5.3%
                                                   ------------      ----
FINANCIALS -- (13.2%)
    American Express Co...................  52,259    6,126,323       0.4%
    Bank of America Corp.................. 407,306   12,455,417       0.8%
*   Berkshire Hathaway, Inc., Class B.....  85,580   18,546,042       1.1%
    Citigroup, Inc........................ 103,871    7,343,680       0.4%
    JPMorgan Chase & Co................... 183,469   21,291,577       1.3%
    Wells Fargo & Co...................... 211,703   10,248,542       0.6%
    Other Securities......................          149,710,722       9.0%
                                                   ------------      ----
TOTAL FINANCIALS..........................          225,722,303      13.6%
                                                   ------------      ----
HEALTH CARE -- (12.6%)
    Abbott Laboratories...................  81,622    6,493,846       0.4%
    Amgen, Inc............................  36,106    6,474,528       0.4%
    Eli Lilly & Co........................  52,635    6,160,400       0.4%
    Gilead Sciences, Inc..................  93,509    6,081,825       0.4%

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS++
                                       ---------- -------------- ---------------
HEALTH CARE -- (Continued)
      Johnson & Johnson...............    157,146 $   22,189,015        1.3%
      Merck & Co., Inc................    127,628     10,045,600        0.6%
      Pfizer, Inc.....................    357,515     14,518,684        0.9%
      Thermo Fisher Scientific, Inc...     21,663      6,010,399        0.4%
      UnitedHealth Group, Inc.........     56,213     13,101,564        0.8%
      Other Securities................               124,775,691        7.5%
                                                  --------------      -----
TOTAL HEALTH CARE.....................               215,851,552       13.1%
                                                  --------------      -----
INDUSTRIALS -- (11.5%)
      3M Co...........................     33,417      6,332,856        0.4%
      Boeing Co. (The)................     26,559     10,031,069        0.6%
      Honeywell International, Inc....     37,479      6,507,479        0.4%
      Union Pacific Corp..............     43,964      7,783,387        0.5%
      United Technologies Corp........     45,156      6,439,697        0.4%
      Other Securities................               159,365,291        9.6%
                                                  --------------      -----
TOTAL INDUSTRIALS.....................               196,459,779       11.9%
                                                  --------------      -----
INFORMATION TECHNOLOGY -- (20.7%)
*     Adobe, Inc......................     22,054      6,379,119        0.4%
      Apple, Inc......................    266,968     53,572,469        3.2%
      Broadcom, Inc...................     23,056      7,341,030        0.4%
      Cisco Systems, Inc..............    245,070     13,711,666        0.8%
      Intel Corp......................    348,935     17,809,642        1.1%
      International Business Machines
        Corp..........................     51,907      7,280,995        0.4%
      Mastercard, Inc. Class A........     53,029     13,482,093        0.8%
      Microsoft Corp..................    379,440     49,554,864        3.0%
      Oracle Corp.....................    150,479      8,326,003        0.5%
      QUALCOMM, Inc...................     70,662      6,086,118        0.4%
      Texas Instruments, Inc..........     55,500      6,539,565        0.4%
#     Visa, Inc., Class A.............     90,457     14,873,844        0.9%
      Other Securities................               149,486,039        9.1%
                                                  --------------      -----
TOTAL INFORMATION TECHNOLOGY..........               354,443,447       21.4%
                                                  --------------      -----
MATERIALS -- (3.6%)
      Other Securities................                61,354,630        3.7%
                                                  --------------      -----
REAL ESTATE -- (0.2%)
      Other Securities................                 3,650,667        0.2%
                                                  --------------      -----
UTILITIES -- (2.4%)
      Other Securities................                40,569,018        2.5%
                                                  --------------      -----
TOTAL COMMON STOCKS...................             1,656,313,282      100.1%
                                                  --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S.
        Government Money Market Fund,
        2.370%........................ 15,732,514     15,732,514        0.9%
                                                  --------------      -----
SECURITIES LENDING COLLATERAL -- (2.4%)
@(S)  The DFA Short Term Investment
        Fund..........................  3,552,638     41,107,577        2.5%
                                                  --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,270,143,849)...............            $1,713,153,373      103.5%
                                                  ==============      =====

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------
                                   LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                -------------- ----------- ------- --------------
Common Stocks
   Communication Services...... $  161,028,539          --   --    $  161,028,539
   Consumer Discretionary......    198,069,932          --   --       198,069,932
   Consumer Staples............    111,271,331          --   --       111,271,331
   Energy......................     87,892,084          --   --        87,892,084
   Financials..................    225,722,303          --   --       225,722,303
   Health Care.................    215,851,552          --   --       215,851,552
   Industrials.................    196,459,779          --   --       196,459,779
   Information Technology......    354,443,447          --   --       354,443,447
   Materials...................     61,354,630          --   --        61,354,630
   Real Estate.................      3,650,667          --   --         3,650,667
   Utilities...................     40,569,018          --   --        40,569,018
Temporary Cash Investments.....     15,732,514          --   --        15,732,514
Securities Lending Collateral..             -- $41,107,577   --        41,107,577
                                -------------- -----------   --    --------------
TOTAL.......................... $1,672,045,796 $41,107,577   --    $1,713,153,373
                                ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company............................ $26,219,622,034
                                                                ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........... $26,219,622,034
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                      PERCENTAGE
                                            SHARES       VALUE+     OF NET ASSETS++
                                           --------- -------------- ---------------
COMMON STOCKS -- (90.2%)
COMMUNICATION SERVICES -- (3.0%)
    Nexstar Media Group, Inc., Class A....   328,957 $   38,504,417       0.3%
    Other Securities......................              335,272,775       3.0%
                                                     --------------      ----
TOTAL COMMUNICATION SERVICES..............              373,777,192       3.3%
                                                     --------------      ----
CONSUMER DISCRETIONARY -- (12.1%)
#*  AutoNation, Inc.......................   919,485     38,554,006       0.4%
    Foot Locker, Inc......................   677,657     38,768,757       0.4%
    Graham Holdings Co., Class B..........    48,146     35,793,181       0.3%
    Marriott Vacations Worldwide Corp.....   402,103     42,474,140       0.4%
    PulteGroup, Inc....................... 1,453,321     45,721,479       0.4%
    Toll Brothers, Inc.................... 1,774,310     67,601,211       0.6%
    Other Securities......................            1,219,966,942      10.8%
                                                     --------------      ----
TOTAL CONSUMER DISCRETIONARY..............            1,488,879,716      13.3%
                                                     --------------      ----
CONSUMER STAPLES -- (3.9%)
#   Coty, Inc., Class A................... 3,378,933     36,560,055       0.3%
*   Post Holdings, Inc....................   611,801     68,998,917       0.6%
#   Sanderson Farms, Inc..................   256,548     38,900,373       0.4%
*   US Foods Holding Corp................. 1,326,779     48,493,773       0.4%
    Other Securities......................              291,595,284       2.6%
                                                     --------------      ----
TOTAL CONSUMER STAPLES....................              484,548,402       4.3%
                                                     --------------      ----
ENERGY -- (7.6%)
    Murphy Oil Corp....................... 1,787,848     48,700,979       0.4%
    PBF Energy, Inc., Class A............. 1,340,975     45,029,940       0.4%
*   WPX Energy, Inc....................... 2,817,522     39,135,381       0.3%
    Other Securities......................              801,829,383       7.2%
                                                     --------------      ----
TOTAL ENERGY..............................              934,695,683       8.3%
                                                     --------------      ----
FINANCIALS -- (25.3%)
    Associated Banc-Corp.................. 1,683,926     38,208,281       0.3%
    Assurant, Inc.........................   608,872     57,842,840       0.5%
    Assured Guaranty, Ltd................. 1,413,881     67,442,124       0.6%
    CIT Group, Inc........................   700,495     37,315,369       0.3%
    IBERIABANK Corp.......................   484,413     38,510,833       0.4%
    Investors Bancorp, Inc................ 3,443,442     40,460,443       0.4%
    Kemper Corp...........................   424,596     38,162,688       0.3%
    Legg Mason, Inc....................... 1,154,213     38,608,425       0.4%
#   New York Community Bancorp, Inc....... 4,178,802     48,599,479       0.4%
    Old Republic International Corp....... 2,061,820     46,102,295       0.4%
#   PacWest Bancorp....................... 1,302,222     51,502,880       0.5%
#   People's United Financial, Inc........ 4,039,945     69,850,649       0.6%
    Popular, Inc..........................   791,016     45,649,533       0.4%
#   Prosperity Bancshares, Inc............   656,814     48,367,783       0.4%
    Santander Consumer USA Holdings, Inc.. 1,713,138     36,575,496       0.3%
    Sterling Bancorp...................... 1,819,972     38,983,800       0.4%
    Umpqua Holdings Corp.................. 2,546,551     44,208,125       0.4%
    Unum Group............................ 1,227,622     45,323,804       0.4%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
FINANCIALS -- (Continued)
    Other Securities.................................................           $ 2,277,342,662      20.3%
                                                                                ---------------      ----
TOTAL FINANCIALS.....................................................             3,109,057,509      27.7%
                                                                                ---------------      ----
HEALTH CARE -- (4.1%)
    Perrigo Co. P.L.C................................................   808,694      38,752,617       0.4%
    Other Securities.................................................               463,438,426       4.1%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................               502,191,043       4.5%
                                                                                ---------------      ----
INDUSTRIALS -- (17.7%)
*   AECOM............................................................ 1,446,396      49,032,824       0.4%
    AGCO Corp........................................................   647,918      45,859,636       0.4%
    Air Lease Corp................................................... 1,040,908      40,137,412       0.4%
    Alaska Air Group, Inc............................................   626,331      38,769,889       0.4%
#   AMERCO...........................................................   103,133      38,486,142       0.3%
#*  Chart Industries, Inc............................................   398,655      35,189,277       0.3%
*   Genesee & Wyoming, Inc., Class A.................................   587,682      52,098,009       0.5%
*   JetBlue Airways Corp............................................. 2,789,272      51,740,996       0.5%
#*  Kirby Corp.......................................................   482,788      39,453,435       0.4%
    Quanta Services, Inc............................................. 1,660,315      67,408,789       0.6%
    Other Securities.................................................             1,719,042,989      15.2%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             2,177,219,398      19.4%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (11.0%)
*   Arrow Electronics, Inc........................................... 1,011,968      85,521,416       0.8%
    Avnet, Inc....................................................... 1,463,239      71,128,048       0.6%
    Jabil, Inc....................................................... 1,470,618      44,427,370       0.4%
    SYNNEX Corp......................................................   366,525      39,540,717       0.4%
*   Tech Data Corp...................................................   484,009      51,600,199       0.5%
    Xerox Corp....................................................... 1,083,724      36,153,033       0.3%
    Other Securities.................................................             1,020,069,373       9.0%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             1,348,440,156      12.0%
                                                                                ---------------      ----
MATERIALS -- (5.2%)
    Reliance Steel & Aluminum Co.....................................   771,739      70,969,118       0.6%
    Other Securities.................................................               575,289,443       5.2%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................               646,258,561       5.8%
                                                                                ---------------      ----
REAL ESTATE -- (0.2%)
    Other Securities.................................................                27,376,895       0.3%
                                                                                ---------------      ----
UTILITIES -- (0.1%)
    Other Securities.................................................                15,827,088       0.2%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            11,108,271,643      99.1%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                   619,517       0.0%
                                                                                ---------------      ----
TOTAL INVESTMENT SECURITIES..........................................            11,108,891,160
                                                                                ---------------

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
        2.370%......................................................... 102,616,379 $   102,616,379        0.9%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (9.0%)
@(S)  The DFA Short Term Investment Fund...............................  95,092,810   1,100,318,899        9.8%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $10,650,561,576).............................................               $12,311,826,438      109.8%
                                                                                    ===============      =====

As of April 30, 2019, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                    UNREALIZED
                     NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------          --------- ---------- ----------- ----------- --------------
LONG POSITION
  CONTRACTS:
S&P 500(R)/ /Emini
  Index.............    556     06/21/19  $77,115,960 $81,968,300   $4,852,340
                                          ----------- -----------   ----------
TOTAL FUTURES
  CONTRACTS.........                      $77,115,960 $81,968,300   $4,852,340
                                          =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
   Communication Services.......... $   373,777,192             --   --    $   373,777,192
   Consumer Discretionary..........   1,488,854,076 $       25,640   --      1,488,879,716
   Consumer Staples................     484,548,402             --   --        484,548,402
   Energy..........................     934,695,683             --   --        934,695,683
   Financials......................   3,109,029,333         28,176   --      3,109,057,509
   Health Care.....................     502,191,043             --   --        502,191,043
   Industrials.....................   2,177,219,398             --   --      2,177,219,398
   Information Technology..........   1,348,369,764         70,392   --      1,348,440,156
   Materials.......................     646,258,561             --   --        646,258,561
   Real Estate.....................      27,376,895             --   --         27,376,895
   Utilities.......................      15,827,088             --   --         15,827,088
Preferred Stocks
   Communication Services..........         619,517             --   --            619,517
Temporary Cash Investments.........     102,616,379             --   --        102,616,379
Securities Lending Collateral......              --  1,100,318,899   --      1,100,318,899
Futures Contracts**................       4,852,340             --   --          4,852,340
                                    --------------- --------------   --    ---------------
TOTAL.............................. $11,216,235,671 $1,100,443,107   --    $12,316,678,778
                                    =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS++
                                                 ---------- -------------- ---------------
COMMON STOCKS -- (89.9%)
COMMUNICATION SERVICES -- (3.9%)
#*  Iridium Communications, Inc.................  2,236,633 $   61,417,942       0.4%
    Telephone & Data Systems, Inc...............  3,276,904    104,467,700       0.7%
    Other Securities............................               479,132,917       3.2%
                                                            --------------      ----
TOTAL COMMUNICATION SERVICES....................               645,018,559       4.3%
                                                            --------------      ----
CONSUMER DISCRETIONARY -- (12.0%)
    Aaron's, Inc................................  1,880,784    104,740,861       0.7%
#*  Adtalem Global Education, Inc...............  1,863,422     91,903,973       0.6%
#   Bed Bath & Beyond, Inc......................  5,590,884     93,423,672       0.6%
    Graham Holdings Co., Class B................    120,790     89,798,910       0.6%
*   Liberty Expedia Holdings, Inc., Class A.....  1,341,882     62,290,162       0.4%
*   Meritage Homes Corp.........................  1,426,415     72,961,127       0.5%
#*  Taylor Morrison Home Corp., Class A.........  4,091,900     79,219,184       0.5%
    Other Securities............................             1,365,148,450       9.3%
                                                            --------------      ----
TOTAL CONSUMER DISCRETIONARY....................             1,959,486,339      13.2%
                                                            --------------      ----
CONSUMER STAPLES -- (3.5%)
*   Darling Ingredients, Inc....................  5,660,971    123,465,777       0.8%
    Seaboard Corp...............................     18,093     81,338,529       0.6%
    Other Securities............................               367,012,349       2.4%
                                                            --------------      ----
TOTAL CONSUMER STAPLES..........................               571,816,655       3.8%
                                                            --------------      ----
ENERGY -- (10.3%)
#*  Oasis Petroleum, Inc........................ 10,648,238     61,723,454       0.4%
    Patterson-UTI Energy, Inc...................  4,582,905     62,281,679       0.4%
    PBF Energy, Inc., Class A...................  2,327,765     78,166,349       0.5%
#*  PDC Energy, Inc.............................  1,877,326     81,644,908       0.6%
#*  Whiting Petroleum Corp......................  2,447,646     67,041,024       0.5%
    World Fuel Services Corp....................  2,643,638     81,556,232       0.6%
    Other Securities............................             1,247,892,161       8.3%
                                                            --------------      ----
TOTAL ENERGY....................................             1,680,305,807      11.3%
                                                            --------------      ----
FINANCIALS -- (24.5%)
    American Equity Investment Life Holding Co..  3,256,996     95,788,252       0.7%
    Argo Group International Holdings, Ltd......  1,161,025     90,641,222       0.6%
    Associated Banc-Corp........................  4,348,093     98,658,230       0.7%
    CNO Financial Group, Inc....................  4,510,009     74,640,649       0.5%
    First BanCorp...............................  6,551,149     74,027,984       0.5%
#   Fulton Financial Corp.......................  5,262,504     90,778,194       0.6%
    IBERIABANK Corp.............................    854,270     67,914,465       0.5%
    International Bancshares Corp...............  1,565,480     64,920,456       0.4%
    Kemper Corp.................................  1,387,903    124,744,722       0.8%
#   Old National Bancorp........................  4,705,347     80,367,327       0.5%
#   Selective Insurance Group, Inc..............    892,881     63,671,344       0.4%
#   United Bankshares, Inc......................  1,605,713     63,008,178       0.4%
    Washington Federal, Inc.....................  2,935,549     97,284,094       0.7%
    Other Securities............................             2,926,059,795      19.7%
                                                            --------------      ----
TOTAL FINANCIALS................................             4,012,504,912      27.0%
                                                            --------------      ----

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                                           PERCENTAGE
                                                               SHARES        VALUE+      OF NET ASSETS++
                                                             ----------- --------------- ---------------
HEALTH CARE -- (3.2%)
#*  Acadia Healthcare Co., Inc..............................   2,396,004 $    76,054,032       0.5%
    Other Securities........................................                 445,044,252       3.0%
                                                                         ---------------      ----
TOTAL HEALTH CARE...........................................                 521,098,284       3.5%
                                                                         ---------------      ----
INDUSTRIALS -- (16.5%)
*   FTI Consulting, Inc.....................................   1,026,370      87,220,923       0.6%
#   GATX Corp...............................................   1,315,675     101,478,013       0.7%
    Regal Beloit Corp.......................................     980,540      83,424,343       0.6%
#   SkyWest, Inc............................................   1,722,896     106,113,165       0.7%
*   Spirit Airlines, Inc....................................   1,187,538      64,578,316       0.4%
    Triton International, Ltd...............................   2,079,274      68,512,078       0.5%
*   WESCO International, Inc................................   1,425,513      81,596,364       0.6%
    Other Securities........................................               2,111,897,929      14.1%
                                                                         ---------------      ----
TOTAL INDUSTRIALS...........................................               2,704,821,131      18.2%
                                                                         ---------------      ----
INFORMATION TECHNOLOGY -- (9.8%)
*   CACI International, Inc., Class A.......................     570,059     111,127,301       0.8%
#*  Finisar Corp............................................   3,473,046      83,735,139       0.6%
*   Insight Enterprises, Inc................................   1,090,649      61,708,920       0.4%
#*  Netscout Systems, Inc...................................   2,543,627      74,782,634       0.5%
*   Sanmina Corp............................................   2,305,591      78,205,647       0.5%
    SYNNEX Corp.............................................     647,009      69,799,331       0.5%
*   Tech Data Corp..........................................   1,121,386     119,550,961       0.8%
#   Vishay Intertechnology, Inc.............................   3,965,663      78,559,784       0.5%
    Other Securities........................................                 929,762,432       6.2%
                                                                         ---------------      ----
TOTAL INFORMATION TECHNOLOGY................................               1,607,232,149      10.8%
                                                                         ---------------      ----
MATERIALS -- (5.8%)
    Carpenter Technology Corp...............................   1,562,755      77,622,041       0.5%
#   Commercial Metals Co....................................   4,138,745      71,558,901       0.5%
    Domtar Corp.............................................   2,239,187     109,496,244       0.7%
#   Element Solutions, Inc..................................   6,470,184      70,266,198       0.5%
    Other Securities........................................                 615,140,300       4.2%
                                                                         ---------------      ----
TOTAL MATERIALS.............................................                 944,083,684       6.4%
                                                                         ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities........................................                  50,637,912       0.3%
                                                                         ---------------      ----
UTILITIES -- (0.1%)
    Other Securities........................................                  19,829,801       0.1%
                                                                         ---------------      ----
TOTAL COMMON STOCKS.........................................              14,716,835,233      98.9%
                                                                         ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security..........................................                     455,314       0.0%
                                                                         ---------------      ----
TOTAL INVESTMENT SECURITIES.................................              14,717,290,547
                                                                         ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
    State Street Institutional U.S. Government Money Market
      Fund, 2.370%.......................................... 147,568,564     147,568,564       1.0%
                                                                         ---------------      ----

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                             PERCENTAGE
                                                 SHARES        VALUE+      OF NET ASSETS++
                                               ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (9.2%)
@(S)  The DFA Short Term Investment Fund...... 129,729,538 $ 1,501,100,488       10.1%
                                                           ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $13,609,009,387)....................               $16,365,959,599      110.0%
                                                           ===============      =====

As of April 30, 2019, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                                                   UNREALIZED
                                                                  NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                                       CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                                       --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index.........................................    863     06/21/19  $123,283,544 $127,227,775   $3,944,231
                                                                                       ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..........................................                      $123,283,544 $127,227,775   $3,944,231
                                                                                       ============ ============   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
   Communication Services.......... $   645,018,559             --   --    $   645,018,559
   Consumer Discretionary..........   1,959,464,222 $       22,117   --      1,959,486,339
   Consumer Staples................     571,816,655             --   --        571,816,655
   Energy..........................   1,680,305,807             --   --      1,680,305,807
   Financials......................   4,012,440,010         64,902   --      4,012,504,912
   Health Care.....................     521,098,284             --   --        521,098,284
   Industrials.....................   2,704,821,131             --   --      2,704,821,131
   Information Technology..........   1,607,232,149             --   --      1,607,232,149
   Materials.......................     944,083,684             --   --        944,083,684
   Real Estate.....................      50,637,912             --   --         50,637,912
   Utilities.......................      19,829,801             --   --         19,829,801
Preferred Stocks
   Communication Services..........         455,314             --   --            455,314
Temporary Cash Investments.........     147,568,564             --   --        147,568,564
Securities Lending Collateral......              --  1,501,100,488   --      1,501,100,488
Futures Contracts**................       3,944,231             --   --          3,944,231
                                    --------------- --------------   --    ---------------
TOTAL.............................. $14,868,716,323 $1,501,187,507   --    $16,369,903,830
                                    =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                             PERCENTAGE
                                   SHARES       VALUE+     OF NET ASSETS++
                                  --------- -------------- ---------------
COMMON STOCKS -- (93.3%)
COMMUNICATION SERVICES -- (7.3%)
*     Alphabet, Inc., Class A....   120,930 $  144,990,233       0.6%
*     Alphabet, Inc., Class C....   127,904    152,011,346       0.6%
      AT&T, Inc.................. 6,236,737    193,089,377       0.7%
      Comcast Corp., Class A..... 3,810,232    165,859,399       0.6%
*     Facebook, Inc., Class A.... 1,319,884    255,265,566       1.0%
      Verizon Communications,
        Inc...................... 3,574,772    204,441,211       0.8%
      Walt Disney Co. (The)...... 1,447,874    198,315,302       0.8%
      Other Securities...........              720,599,464       2.7%
                                            --------------      ----
TOTAL COMMUNICATION SERVICES.....            2,034,571,898       7.8%
                                            --------------      ----
CONSUMER DISCRETIONARY -- (12.3%)
*     Amazon.com, Inc............   325,490    627,062,995       2.4%
      Home Depot, Inc. (The).....   912,692    185,915,360       0.7%
      Lowe's Cos., Inc...........   635,866     71,941,879       0.3%
      McDonald's Corp............   422,272     83,428,279       0.3%
      NIKE, Inc., Class B........   897,617     78,837,701       0.3%
      Starbucks Corp............. 1,064,324     82,676,688       0.3%
      Other Securities...........            2,273,882,859       8.7%
                                            --------------      ----
TOTAL CONSUMER DISCRETIONARY.....            3,403,745,761      13.0%
                                            --------------      ----
CONSUMER STAPLES -- (5.7%)
      Altria Group, Inc.......... 1,416,780     76,973,657       0.3%
      Coca-Cola Co. (The)........ 2,670,749    131,026,946       0.5%
      Costco Wholesale Corp......   310,004     76,115,282       0.3%
      PepsiCo, Inc............... 1,094,982    140,212,445       0.5%
      Procter & Gamble Co.
        (The).................... 1,330,619    141,684,311       0.6%
      Walmart, Inc...............   987,203    101,523,957       0.4%
      Other Securities...........              921,818,315       3.5%
                                            --------------      ----
TOTAL CONSUMER STAPLES...........            1,589,354,913       6.1%
                                            --------------      ----
ENERGY -- (5.0%)
      Chevron Corp............... 1,385,384    166,329,203       0.7%
      Exxon Mobil Corp........... 2,718,233    218,219,745       0.9%
      Other Securities...........            1,008,783,851       3.7%
                                            --------------      ----
TOTAL ENERGY.....................            1,393,332,799       5.3%
                                            --------------      ----
FINANCIALS -- (13.9%)
      Bank of America Corp....... 5,850,983    178,923,060       0.7%
      Berkshire Hathaway,
*       Inc., Class B............ 1,192,385    258,401,753       1.0%
      Citigroup, Inc............. 1,414,364     99,995,535       0.4%
      JPMorgan Chase & Co........ 2,424,288    281,338,622       1.1%
      Wells Fargo & Co........... 3,242,707    156,979,446       0.6%
      Other Securities...........            2,894,444,054      11.0%
                                            --------------      ----
TOTAL FINANCIALS.................            3,870,082,470      14.8%
                                            --------------      ----
HEALTH CARE -- (10.6%)
      Amgen, Inc.................   522,469     93,689,141       0.4%
      Johnson & Johnson.......... 1,776,597    250,855,496       1.0%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

                                                                                           PERCENTAGE
                                                               SHARES        VALUE+      OF NET ASSETS++
                                                             ----------- --------------- ---------------
HEALTH CARE -- (Continued)
    Merck & Co., Inc........................................   1,410,637 $   111,031,238       0.4%
    Pfizer, Inc.............................................   4,127,168     167,604,292       0.7%
    UnitedHealth Group, Inc.................................     526,962     122,819,033       0.5%
    Other Securities........................................               2,186,382,147       8.2%
                                                                         ---------------      ----
TOTAL HEALTH CARE...........................................               2,932,381,347      11.2%
                                                                         ---------------      ----
INDUSTRIALS -- (12.4%)
    3M Co...................................................     451,022      85,473,179       0.3%
    Boeing Co. (The)........................................     315,877     119,303,584       0.5%
    Honeywell International, Inc............................     490,013      85,080,957       0.3%
    Union Pacific Corp......................................     505,841      89,554,091       0.4%
    United Technologies Corp................................     601,909      85,838,243       0.3%
    Other Securities........................................               2,976,101,483      11.3%
                                                                         ---------------      ----
TOTAL INDUSTRIALS...........................................               3,441,351,537      13.1%
                                                                         ---------------      ----
INFORMATION TECHNOLOGY -- (19.3%)
    Accenture P.L.C., Class A...............................     529,501      96,723,948       0.4%
*   Adobe, Inc..............................................     257,391      74,450,347       0.3%
    Apple, Inc..............................................   3,961,863     795,027,048       3.0%
    Broadcom, Inc...........................................     222,517      70,849,413       0.3%
    Cisco Systems, Inc......................................   2,718,780     152,115,741       0.6%
    Intel Corp..............................................   4,520,919     230,747,706       0.9%
    International Business Machines Corp....................     721,201     101,162,864       0.4%
    Mastercard, Inc., Class A...............................     728,506     185,215,365       0.7%
    Microsoft Corp..........................................   5,151,344     672,765,526       2.6%
    NVIDIA Corp.............................................     393,195      71,168,295       0.3%
    Oracle Corp.............................................   1,546,136      85,547,705       0.3%
    QUALCOMM, Inc...........................................     873,328      75,219,741       0.3%
    Texas Instruments, Inc..................................     769,161      90,630,241       0.4%
#   Visa, Inc., Class A.....................................   1,178,103     193,715,476       0.8%
    Other Securities........................................               2,482,420,903       9.2%
                                                                         ---------------      ----
TOTAL INFORMATION TECHNOLOGY................................               5,377,760,319      20.5%
                                                                         ---------------      ----
MATERIALS -- (3.8%)
    Other Securities........................................               1,059,473,926       4.0%
                                                                         ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities........................................                  80,295,080       0.3%
                                                                         ---------------      ----
UTILITIES -- (2.7%)
    Other Securities........................................                 752,397,978       2.9%
                                                                         ---------------      ----
TOTAL COMMON STOCKS.........................................              25,934,748,028      99.0%
                                                                         ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security..........................................                     400,881       0.0%
                                                                         ---------------      ----
TOTAL INVESTMENT SECURITIES.................................              25,935,148,909
                                                                         ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
    State Street Institutional U.S. Government Money Market
      Fund, 2.370%.......................................... 231,478,329     231,478,329       0.9%
                                                                         ---------------      ----

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE+      OF NET ASSETS++
                                              ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (5.9%)
@(S) The DFA Short Term Investment Fund...... 141,548,860 $ 1,637,861,856        6.3%
                                                          ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $18,587,927,834).....................             $27,804,489,094      106.2%
                                                          ===============      =====

As of April 30, 2019, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                                     UNREALIZED
                                    NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                         --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index...........   1,493    06/21/19  $207,074,757 $220,105,525  $13,030,768
                                                         ------------ ------------  -----------
TOTAL FUTURES CONTRACTS............                      $207,074,757 $220,105,525  $13,030,768
                                                         ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                         --------------- -------------- ------- ---------------
Common Stocks
   Communication Services............... $ 2,034,571,898             --   --    $ 2,034,571,898
   Consumer Discretionary...............   3,403,744,186 $        1,575   --      3,403,745,761
   Consumer Staples.....................   1,589,354,913             --   --      1,589,354,913
   Energy...............................   1,393,332,799             --   --      1,393,332,799
   Financials...........................   3,870,075,471          6,999   --      3,870,082,470
   Health Care..........................   2,932,381,347             --   --      2,932,381,347
   Industrials..........................   3,441,351,537             --   --      3,441,351,537
   Information Technology...............   5,377,760,319             --   --      5,377,760,319
   Materials............................   1,059,473,926             --   --      1,059,473,926
   Real Estate..........................      80,295,080             --   --         80,295,080
   Utilities............................     752,397,978             --   --        752,397,978
Preferred Stocks
   Communication Services...............         400,881             --   --            400,881
Temporary Cash Investments..............     231,478,329             --   --        231,478,329
Securities Lending Collateral...........              --  1,637,861,856   --      1,637,861,856
Futures Contracts**.....................      13,030,768             --   --         13,030,768
                                         --------------- --------------   --    ---------------
TOTAL................................... $26,179,649,432 $1,637,870,430   --    $27,817,519,862
                                         =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS++
                                               --------- -------------- ---------------
COMMON STOCKS -- (92.6%)
COMMUNICATION SERVICES -- (7.3%)
*   Alphabet, Inc., Class A...................    96,783 $  116,038,946       0.4%
*   Alphabet, Inc., Class C...................   102,183    121,442,452       0.5%
    AT&T, Inc................................. 7,446,283    230,536,922       0.9%
*   Charter Communications, Inc., Class A.....   212,965     79,050,478       0.3%
    Comcast Corp., Class A.................... 5,191,520    225,986,866       0.8%
*   Facebook, Inc., Class A...................   937,110    181,237,074       0.7%
    Verizon Communications, Inc............... 3,707,953    212,057,832       0.8%
    Walt Disney Co. (The)..................... 1,676,944    229,691,020       0.8%
    Other Securities..........................              739,583,937       2.6%
                                                         --------------      ----
TOTAL COMMUNICATION SERVICES..................            2,135,625,527       7.8%
                                                         --------------      ----
CONSUMER DISCRETIONARY -- (11.5%)
*   Amazon.com, Inc...........................   222,113    427,905,137       1.6%
    Home Depot, Inc. (The)....................   617,705    125,826,508       0.5%
    Other Securities..........................            2,815,275,609      10.2%
                                                         --------------      ----
TOTAL CONSUMER DISCRETIONARY..................            3,369,007,254      12.3%
                                                         --------------      ----
CONSUMER STAPLES -- (5.4%)
    Coca-Cola Co. (The)....................... 2,183,360    107,115,642       0.4%
    PepsiCo, Inc..............................   787,126    100,791,484       0.4%
    Procter & Gamble Co. (The)................ 1,360,960    144,915,021       0.5%
    Walmart, Inc.............................. 1,069,681    110,005,994       0.4%
    Other Securities..........................            1,104,035,497       4.0%
                                                         --------------      ----
TOTAL CONSUMER STAPLES........................            1,566,863,638       5.7%
                                                         --------------      ----
ENERGY -- (5.4%)
    Chevron Corp.............................. 1,471,514    176,669,971       0.7%
    ConocoPhillips............................ 1,189,748     75,096,894       0.3%
    Exxon Mobil Corp.......................... 3,143,859    252,389,001       0.9%
    Other Securities..........................            1,074,016,938       3.9%
                                                         --------------      ----
TOTAL ENERGY..................................            1,578,172,804       5.8%
                                                         --------------      ----
FINANCIALS -- (15.9%)
    American Express Co.......................   742,133     87,000,252       0.3%
    Bank of America Corp...................... 5,982,585    182,947,449       0.7%
*   Berkshire Hathaway, Inc., Class B......... 1,010,279    218,937,562       0.8%
    Citigroup, Inc............................ 1,515,166    107,122,236       0.4%
    JPMorgan Chase & Co....................... 2,802,537    325,234,419       1.2%
    Wells Fargo & Co.......................... 4,070,914    197,072,947       0.7%
    Other Securities..........................            3,531,592,050      12.9%
                                                         --------------      ----
TOTAL FINANCIALS..............................            4,649,906,915      17.0%
                                                         --------------      ----
HEALTH CARE -- (10.2%)
    Abbott Laboratories.......................   833,213     66,290,426       0.3%
    Amgen, Inc................................   432,973     77,640,718       0.3%
*   Cigna Corp................................   407,290     64,693,944       0.3%
    CVS Health Corp........................... 1,180,741     64,208,696       0.2%
    Gilead Sciences, Inc...................... 1,079,751     70,227,005       0.3%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

                                                                                           PERCENTAGE
                                                               SHARES        VALUE+      OF NET ASSETS++
                                                             ----------- --------------- ---------------
HEALTH CARE -- (Continued)
    Johnson & Johnson.......................................   1,566,116 $   221,135,579       0.8%
    Merck & Co., Inc........................................   1,242,111      97,766,557       0.4%
    Pfizer, Inc.............................................   5,075,393     206,111,710       0.8%
    UnitedHealth Group, Inc.................................     617,082     143,823,302       0.5%
    Other Securities........................................               1,970,007,659       7.0%
                                                                         ---------------      ----
TOTAL HEALTH CARE...........................................               2,981,905,596      10.9%
                                                                         ---------------      ----
INDUSTRIALS -- (13.3%)
    Boeing Co. (The)........................................     219,736      82,992,090       0.3%
    Caterpillar, Inc........................................     494,234      68,906,104       0.3%
    Delta Air Lines, Inc....................................   1,138,794      66,380,302       0.3%
    Honeywell International, Inc............................     379,638      65,916,546       0.3%
    Union Pacific Corp......................................     618,468     109,493,575       0.4%
    United Technologies Corp................................     736,666     105,055,938       0.4%
    Other Securities........................................               3,393,494,070      12.2%
                                                                         ---------------      ----
TOTAL INDUSTRIALS...........................................               3,892,238,625      14.2%
                                                                         ---------------      ----
INFORMATION TECHNOLOGY -- (17.4%)
    Accenture P.L.C., Class A...............................     364,931      66,661,946       0.3%
    Apple, Inc..............................................   3,339,047     670,046,561       2.5%
    Broadcom, Inc...........................................     244,537      77,860,581       0.3%
    Cisco Systems, Inc......................................   2,865,665     160,333,957       0.6%
    Intel Corp..............................................   5,141,165     262,405,062       1.0%
    International Business Machines Corp....................     681,008      95,524,992       0.4%
    Mastercard, Inc., Class A...............................     495,575     125,994,988       0.5%
*   Micron Technology, Inc..................................   1,627,340      68,445,920       0.3%
    Microsoft Corp..........................................   3,927,281     512,902,899       1.9%
    Oracle Corp.............................................   1,640,590      90,773,845       0.3%
    Texas Instruments, Inc..................................     544,841      64,198,615       0.2%
#   Visa, Inc., Class A.....................................     871,369     143,279,205       0.5%
    Other Securities........................................               2,748,370,098       9.8%
                                                                         ---------------      ----
TOTAL INFORMATION TECHNOLOGY................................               5,086,798,669      18.6%
                                                                         ---------------      ----
MATERIALS -- (4.1%)
    Other Securities........................................               1,208,404,896       4.4%
                                                                         ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities........................................                  95,295,254       0.4%
                                                                         ---------------      ----
UTILITIES -- (1.8%)
    Other Securities........................................                 531,243,667       2.0%
                                                                         ---------------      ----
TOTAL COMMON STOCKS.........................................              27,095,462,845      99.1%
                                                                         ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security..........................................                     621,427       0.0%
                                                                         ---------------      ----
TOTAL INVESTMENT SECURITIES.................................              27,096,084,272
                                                                         ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
    State Street Institutional U.S. Government Money Market
      Fund, 2.370%.......................................... 242,131,326     242,131,326       0.9%
                                                                         ---------------      ----

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE+      OF NET ASSETS++
                                              ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (6.6%)
@(S) The DFA Short Term Investment Fund...... 165,055,589 $ 1,909,858,226        7.0%
                                                          ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $19,538,810,825).....................             $29,248,073,824      107.0%
                                                          ===============      =====

As of April 30, 2019, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                                          UNREALIZED
                                         NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                              CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                              --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index................   1,585    06/21/19  $219,947,481 $233,668,625  $13,721,144
                                                              ------------ ------------  -----------
TOTAL FUTURES CONTRACTS.................                      $219,947,481 $233,668,625  $13,721,144
                                                              ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                         --------------- -------------- ------- ---------------
Common Stocks
   Communication Services............... $ 2,135,625,527             --   --    $ 2,135,625,527
   Consumer Discretionary...............   3,369,002,954 $        4,300   --      3,369,007,254
   Consumer Staples.....................   1,566,863,638             --   --      1,566,863,638
   Energy...............................   1,578,172,804             --   --      1,578,172,804
   Financials...........................   4,649,895,180         11,735   --      4,649,906,915
   Health Care..........................   2,981,904,246          1,350   --      2,981,905,596
   Industrials..........................   3,892,085,125        153,500   --      3,892,238,625
   Information Technology...............   5,086,785,768         12,901   --      5,086,798,669
   Materials............................   1,208,404,896             --   --      1,208,404,896
   Real Estate..........................      95,295,254             --   --         95,295,254
   Utilities............................     531,243,667             --   --        531,243,667
Preferred Stocks
   Communication Services...............         621,427             --   --            621,427
Temporary Cash Investments..............     242,131,326             --   --        242,131,326
Securities Lending Collateral...........              --  1,909,858,226   --      1,909,858,226
Futures Contracts**.....................      13,721,144             --   --         13,721,144
                                         --------------- --------------   --    ---------------
TOTAL................................... $27,351,752,956 $1,910,042,012   --    $29,261,794,968
                                         =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                PERCENTAGE
                                                        SHARES      VALUE+    OF NET ASSETS++
                                                       --------- ------------ ---------------
COMMON STOCKS -- (91.8%)
COMMUNICATION SERVICES -- (6.1%)
*   Alphabet, Inc., Class A...........................    10,540 $ 12,637,038       0.3%
*   Alphabet, Inc., Class C...........................    11,067   13,152,908       0.3%
    AT&T, Inc......................................... 1,478,073   45,761,140       1.0%
*   Charter Communications, Inc., Class A.............    22,828    8,473,525       0.2%
    Comcast Corp., Class A............................   487,867   21,236,851       0.5%
    Nexstar Media Group, Inc., Class A................    74,085    8,671,649       0.2%
    Verizon Communications, Inc.......................   270,126   15,448,506       0.3%
    Walt Disney Co. (The).............................   154,596   21,175,014       0.5%
    Other Securities..................................            167,033,313       3.3%
                                                                 ------------      ----
TOTAL COMMUNICATION SERVICES..........................            313,589,944       6.6%
                                                                 ------------      ----
CONSUMER DISCRETIONARY -- (10.4%)
    Ford Motor Co.....................................   816,906    8,536,668       0.2%
    General Motors Co.................................   390,610   15,214,259       0.3%
    Lennar Corp., Class A.............................   148,783    7,741,179       0.2%
    PulteGroup, Inc...................................   244,585    7,694,644       0.2%
    Other Securities..................................            493,505,851      10.4%
                                                                 ------------      ----
TOTAL CONSUMER DISCRETIONARY..........................            532,692,601      11.3%
                                                                 ------------      ----
CONSUMER STAPLES -- (3.6%)
    Procter & Gamble Co. (The)........................   116,144   12,367,013       0.3%
    Walmart, Inc......................................    76,857    7,903,974       0.2%
    Other Securities..................................            162,670,396       3.4%
                                                                 ------------      ----
TOTAL CONSUMER STAPLES................................            182,941,383       3.9%
                                                                 ------------      ----
ENERGY -- (6.2%)
    Chevron Corp......................................   219,265   26,324,956       0.6%
    Exxon Mobil Corp..................................   365,812   29,367,387       0.6%
    HollyFrontier Corp................................   177,176    8,456,610       0.2%
    Valero Energy Corp................................    89,358    8,101,196       0.2%
    Other Securities..................................            242,579,953       5.1%
                                                                 ------------      ----
TOTAL ENERGY..........................................            314,830,102       6.7%
                                                                 ------------      ----
FINANCIALS -- (22.7%)
    Ally Financial, Inc...............................   297,038    8,824,999       0.2%
    American Express Co...............................    71,837    8,421,452       0.2%
    Bank of America Corp..............................   851,074   26,025,843       0.6%
*   Berkshire Hathaway, Inc., Class B.................   118,517   25,683,819       0.6%
    Citigroup, Inc....................................   258,480   18,274,536       0.4%
    Fifth Third Bancorp...............................   342,882    9,881,859       0.2%
    First American Financial Corp.....................   149,802    8,547,702       0.2%
    Goldman Sachs Group, Inc. (The)...................    44,550    9,173,736       0.2%
    Hartford Financial Services Group, Inc. (The).....   171,851    8,989,526       0.2%
    JPMorgan Chase & Co...............................   455,329   52,840,930       1.1%
#   Kemper Corp.......................................   101,589    9,130,819       0.2%
    Morgan Stanley....................................   171,784    8,288,578       0.2%
    Principal Financial Group, Inc....................   157,281    8,990,182       0.2%
    Regions Financial Corp............................   513,764    7,978,755       0.2%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

                                                            PERCENTAGE
                                   SHARES      VALUE+     OF NET ASSETS++
                                   ------- -------------- ---------------
FINANCIALS -- (Continued)
    Sterling Bancorp.............. 360,233 $    7,716,191       0.2%
    Wells Fargo & Co.............. 538,528     26,070,140       0.6%
    Other Securities..............            914,519,759      19.0%
                                           --------------      ----
TOTAL FINANCIALS..................          1,159,358,826      24.5%
                                           --------------      ----
HEALTH CARE -- (7.8%)
    Abbott Laboratories........... 118,077      9,394,206       0.2%
    Johnson & Johnson.............  93,489     13,200,647       0.3%
    Merck & Co., Inc.............. 149,737     11,785,799       0.3%
    Pfizer, Inc................... 375,679     15,256,324       0.3%
    UnitedHealth Group, Inc.......  51,083     11,905,915       0.3%
    Other Securities..............            338,306,285       7.0%
                                           --------------      ----
TOTAL HEALTH CARE.................            399,849,176       8.4%
                                           --------------      ----
INDUSTRIALS -- (15.0%)
    Norfolk Southern Corp.........  41,621      8,491,516       0.2%
    Quanta Services, Inc.......... 202,897      8,237,618       0.2%
    United Technologies Corp......  67,283      9,595,229       0.2%
    Other Securities..............            740,750,508      15.6%
                                           --------------      ----
TOTAL INDUSTRIALS.................            767,074,871      16.2%
                                           --------------      ----
INFORMATION TECHNOLOGY -- (13.8%)
    Apple, Inc.................... 285,245     57,240,114       1.2%
    Cisco Systems, Inc............ 237,876     13,309,162       0.3%
    Intel Corp.................... 578,019     29,502,090       0.6%
    Jabil, Inc.................... 256,371      7,744,968       0.2%
*   Micron Technology, Inc........ 295,915     12,446,185       0.3%
    Microsoft Corp................ 278,222     36,335,793       0.8%
    Oracle Corp................... 141,867      7,849,501       0.2%
    Other Securities..............            539,429,992      11.3%
                                           --------------      ----
TOTAL INFORMATION TECHNOLOGY......            703,857,805      14.9%
                                           --------------      ----
MATERIALS -- (4.6%)
    Reliance Steel & Aluminum Co..  86,542      7,958,402       0.2%
    Other Securities..............            229,933,377       4.8%
                                           --------------      ----
TOTAL MATERIALS...................            237,891,779       5.0%
                                           --------------      ----
REAL ESTATE -- (0.5%)
    Other Securities..............             24,490,375       0.5%
                                           --------------      ----
UTILITIES -- (1.1%)
    Other Securities..............             54,066,878       1.1%
                                           --------------      ----
TOTAL COMMON STOCKS...............          4,690,643,740      99.1%
                                           --------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security................                386,634       0.0%
                                           --------------      ----
TOTAL INVESTMENT SECURITIES.......          4,691,030,374
                                           --------------

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                        PERCENTAGE
                                                                              SHARES       VALUE+     OF NET ASSETS++
                                                                            ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
   State Street Institutional U.S. Government Money Market Fund, 2.370%.... 41,200,704 $   41,200,704        0.9%
SECURITIES LENDING COLLATERAL -- (7.4%)
@(S) The DFA Short Term Investment Fund.................................... 32,802,784    379,561,018        8.0%
                                                                                       --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,496,509,569)....................................................            $5,111,792,096      108.0%
                                                                                       ==============      =====

As of April 30, 2019, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                         --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index...........    260     06/21/19  $36,146,000 $38,330,500   $2,184,500
                                                         ----------- -----------   ----------
TOTAL FUTURES CONTRACTS............                      $36,146,000 $38,330,500   $2,184,500
                                                         =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
   Communication Services............... $  313,589,944           --   --    $  313,589,944
   Consumer Discretionary...............    532,691,079 $      1,522   --       532,692,601
   Consumer Staples.....................    182,941,383           --   --       182,941,383
   Energy...............................    314,830,102           --   --       314,830,102
   Financials...........................  1,159,354,068        4,758   --     1,159,358,826
   Health Care..........................    399,849,176           --   --       399,849,176
   Industrials..........................    767,074,871           --   --       767,074,871
   Information Technology...............    703,857,805           --   --       703,857,805
   Materials............................    237,891,779           --   --       237,891,779
   Real Estate..........................     24,490,375           --   --        24,490,375
   Utilities............................     54,066,878           --   --        54,066,878
Preferred Stocks
   Communication Services...............        386,634           --   --           386,634
Temporary Cash Investments..............     41,200,704           --   --        41,200,704
Securities Lending Collateral...........             --  379,561,018   --       379,561,018
Futures Contracts**.....................      2,184,500           --   --         2,184,500
                                         -------------- ------------   --    --------------
TOTAL................................... $4,734,409,298 $379,567,298   --    $5,113,976,596
                                         ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS++
                                             --------- -------------- ---------------
COMMON STOCKS -- (85.9%)
COMMUNICATION SERVICES -- (3.5%)
#   Nexstar Media Group, Inc., Class A......   460,746 $   53,930,319       0.3%
*   Zynga, Inc., Class A.................... 8,817,621     49,907,735       0.3%
    Other Securities........................              625,619,953       3.4%
                                                       --------------      ----
TOTAL COMMUNICATION SERVICES................              729,458,007       4.0%
                                                       --------------      ----
CONSUMER DISCRETIONARY -- (12.6%)
    Aaron's, Inc............................   727,525     40,515,867       0.2%
#   American Eagle Outfitters, Inc.......... 1,887,209     44,877,830       0.3%
*   Deckers Outdoor Corp....................   504,842     79,871,053       0.5%
*   Helen of Troy, Ltd......................   324,067     46,665,648       0.3%
#   Marriott Vacations Worldwide Corp.......   410,789     43,391,642       0.2%
#*  Planet Fitness, Inc., Class A...........   530,292     40,143,104       0.2%
    Wolverine World Wide, Inc............... 1,157,045     42,590,827       0.2%
    Other Securities........................            2,294,880,089      12.7%
                                                       --------------      ----
TOTAL CONSUMER DISCRETIONARY................            2,632,936,060      14.6%
                                                       --------------      ----
CONSUMER STAPLES -- (3.8%)
*   Darling Ingredients, Inc................ 1,790,986     39,061,405       0.2%
#   Sanderson Farms, Inc....................   317,453     48,135,398       0.3%
#*  TreeHouse Foods, Inc....................   552,881     37,031,969       0.2%
    Other Securities........................              658,138,026       3.6%
                                                       --------------      ----
TOTAL CONSUMER STAPLES......................              782,366,798       4.3%
                                                       --------------      ----
ENERGY -- (4.7%)
#*  Oceaneering International, Inc.......... 2,063,021     39,610,003       0.2%
    Other Securities........................              938,698,607       5.2%
                                                       --------------      ----
TOTAL ENERGY................................              978,308,610       5.4%
                                                       --------------      ----
FINANCIALS -- (16.9%)
#   BancorpSouth Bank....................... 1,522,695     46,411,744       0.3%
#   Cathay General Bancorp.................. 1,469,974     54,080,343       0.3%
    Columbia Banking System, Inc............ 1,046,459     39,284,071       0.2%
#   Community Bank System, Inc..............   620,520     41,239,759       0.2%
    FirstCash, Inc..........................   625,879     61,135,861       0.3%
#   Fulton Financial Corp................... 2,086,869     35,998,490       0.2%
#   Glacier Bancorp, Inc....................   932,686     39,723,097       0.2%
*   Green Dot Corp., Class A................   572,524     36,509,855       0.2%
#   Kemper Corp.............................   522,796     46,988,904       0.3%
#*  LendingTree, Inc........................   111,496     42,905,891       0.2%
#   RLI Corp................................   474,546     38,594,826       0.2%
#   Selective Insurance Group, Inc..........   763,279     54,429,425       0.3%
    TCF Financial Corp...................... 2,107,424     46,637,293       0.3%
    Other Securities........................            2,933,178,552      16.3%
                                                       --------------      ----
TOTAL FINANCIALS............................            3,517,118,111      19.5%
                                                       --------------      ----
HEALTH CARE -- (7.5%)
*   Amedisys, Inc...........................   364,629     46,606,879       0.3%
*   Horizon Pharma P.L.C.................... 2,283,701     58,302,887       0.3%

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                          PERCENTAGE
                                               SHARES       VALUE+      OF NET ASSETS++
                                              --------- --------------- ---------------
HEALTH CARE -- (Continued)
#*  LHC Group, Inc...........................   374,532 $    41,614,251       0.2%
    Other Securities.........................             1,417,528,653       7.9%
                                                        ---------------      ----
TOTAL HEALTH CARE............................             1,564,052,670       8.7%
                                                        ---------------      ----
INDUSTRIALS -- (16.8%)
    Armstrong World Industries, Inc..........   528,717      45,823,902       0.3%
#*  Chart Industries, Inc....................   487,187      43,003,996       0.2%
*   Clean Harbors, Inc.......................   518,261      39,387,836       0.2%
#   MSA Safety, Inc..........................   350,718      38,547,415       0.2%
    Regal Beloit Corp........................   469,890      39,978,241       0.2%
#*  Spirit Airlines, Inc.....................   748,626      40,710,282       0.2%
    Terex Corp............................... 1,116,268      37,205,212       0.2%
    Tetra Tech, Inc..........................   660,168      42,726,073       0.2%
#*  Trex Co., Inc............................   555,448      38,475,883       0.2%
    Other Securities.........................             3,134,941,804      17.5%
                                                        ---------------      ----
TOTAL INDUSTRIALS............................             3,500,800,644      19.4%
                                                        ---------------      ----
INFORMATION TECHNOLOGY -- (12.1%)
*   ACI Worldwide, Inc....................... 1,171,716      41,619,352       0.2%
#   Cabot Microelectronics Corp..............   328,904      41,524,130       0.2%
#*  Cree, Inc................................   834,593      55,158,251       0.3%
    KBR, Inc................................. 1,714,360      38,093,079       0.2%
#*  LiveRamp Holdings, Inc...................   764,293      44,581,211       0.3%
#*  Manhattan Associates, Inc................   575,072      38,788,606       0.2%
#   Science Applications International Corp..   518,425      38,855,954       0.2%
*   Semtech Corp.............................   674,047      36,310,912       0.2%
*   Silicon Laboratories, Inc................   353,830      38,093,338       0.2%
*   Tech Data Corp...........................   393,553      41,956,685       0.2%
    Other Securities.........................             2,105,537,189      11.7%
                                                        ---------------      ----
TOTAL INFORMATION TECHNOLOGY.................             2,520,518,707      13.9%
                                                        ---------------      ----
MATERIALS -- (4.4%)
    Domtar Corp..............................   757,834      37,058,083       0.2%
    Other Securities.........................               880,591,188       4.9%
                                                        ---------------      ----
TOTAL MATERIALS..............................               917,649,271       5.1%
                                                        ---------------      ----
REAL ESTATE -- (0.6%)
    Other Securities.........................               122,353,039       0.7%
                                                        ---------------      ----
UTILITIES -- (3.0%)
    Spire, Inc...............................   447,695      37,691,442       0.2%
    Other Securities.........................               587,410,645       3.3%
                                                        ---------------      ----
TOTAL UTILITIES..............................               625,102,087       3.5%
                                                        ---------------      ----
TOTAL COMMON STOCKS..........................            17,890,664,004      99.1%
                                                        ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security...........................                 1,862,140       0.0%
                                                        ---------------      ----

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                                       PERCENTAGE
                                                           SHARES        VALUE+      OF NET ASSETS++
                                                         ----------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Security....................................             $           341        0.0%
                                                                     ---------------      -----
TOTAL INVESTMENT SECURITIES.............................              17,892,526,485
                                                                     ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government
        Money Market Fund, 2.370%....................... 164,503,671     164,503,671        0.9%
                                                                     ---------------      -----
SECURITIES LENDING COLLATERAL -- (13.3%)
@(S)  The DFA Short Term Investment Fund................ 240,269,928   2,780,163,333       15.4%
                                                                     ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $16,850,786,859)..............................               $20,837,193,489      115.4%
                                                                     ===============      =====

As of April 30, 2019, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                  UNREALIZED
                                 NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                      --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index........   1,102    06/21/19  $153,579,006 $162,462,350   $8,883,344
                                                      ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.........                      $153,579,006 $162,462,350   $8,883,344
                                                      ============ ============   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------- -------------- ------- ---------------
Common Stocks
   Communication Services....... $   729,458,007             --   --    $   729,458,007
   Consumer Discretionary.......   2,632,923,011 $       13,049   --      2,632,936,060
   Consumer Staples.............     782,366,798             --   --        782,366,798
   Energy.......................     978,308,610             --   --        978,308,610
   Financials...................   3,517,091,407         26,704   --      3,517,118,111
   Health Care..................   1,564,048,717          3,953   --      1,564,052,670
   Industrials..................   3,500,647,144        153,500   --      3,500,800,644
   Information Technology.......   2,520,486,839         31,868   --      2,520,518,707
   Materials....................     917,649,271             --   --        917,649,271
   Real Estate..................     122,353,039             --   --        122,353,039
   Utilities....................     625,102,087             --   --        625,102,087
Preferred Stocks
   Communication Services.......       1,862,140             --   --          1,862,140
Rights/Warrants
   Consumer Discretionary.......              --            341   --                341
Temporary Cash Investments......     164,503,671             --   --        164,503,671
Securities Lending Collateral...              --  2,780,163,333   --      2,780,163,333
Futures Contracts**.............       8,883,344             --   --          8,883,344
                                 --------------- --------------   --    ---------------
TOTAL........................... $18,065,684,085 $2,780,392,748   --    $20,846,076,833
                                 =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS++
                                       --------- -------------- ---------------
COMMON STOCKS -- (88.4%)
COMMUNICATION SERVICES -- (3.0%)
    Shenandoah Telecommunications Co..   449,832 $   18,591,557       0.3%
    Other Securities..................              201,606,064       3.0%
                                                 --------------      ----
TOTAL COMMUNICATION SERVICES..........              220,197,621       3.3%
                                                 --------------      ----
CONSUMER DISCRETIONARY -- (11.7%)
#   Abercrombie & Fitch Co., Class A..   554,004     16,559,180       0.3%
    Callaway Golf Co.................. 1,105,362     19,410,157       0.3%
*   Fox Factory Holding Corp..........   238,594     18,514,894       0.3%
*   Gentherm, Inc.....................   398,697     16,888,805       0.3%
    La-Z-Boy, Inc.....................   558,862     18,330,674       0.3%
    Other Securities..................              780,669,454      11.6%
                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY..........              870,373,164      13.1%
                                                 --------------      ----
CONSUMER STAPLES -- (3.4%)
#   Calavo Growers, Inc...............   186,692     17,886,961       0.3%
#   Coca-Cola Consolidated, Inc.......    72,733     23,640,407       0.4%
    Inter Parfums, Inc................   301,212     21,834,858       0.3%
    Medifast, Inc.....................   129,943     19,061,339       0.3%
#   MGP Ingredients, Inc..............   188,068     16,525,535       0.3%
    Other Securities..................              153,603,057       2.2%
                                                 --------------      ----
TOTAL CONSUMER STAPLES................              252,552,157       3.8%
                                                 --------------      ----
ENERGY -- (5.7%)
#   US Silica Holdings, Inc........... 1,105,810     17,493,914       0.3%
    Other Securities..................              410,216,321       6.1%
                                                 --------------      ----
TOTAL ENERGY..........................              427,710,235       6.4%
                                                 --------------      ----
FINANCIALS -- (19.1%)
    First BanCorp..................... 1,728,154     19,528,140       0.3%
*   NMI Holdings, Inc., Class A.......   763,913     21,450,677       0.3%
    Safety Insurance Group, Inc.......   179,085     16,640,578       0.3%
    Walker & Dunlop, Inc..............   339,012     18,628,709       0.3%
#*  World Acceptance Corp.............   128,175     16,661,468       0.3%
    WSFS Financial Corp...............   401,598     17,341,002       0.3%
    Other Securities..................            1,309,096,750      19.6%
                                                 --------------      ----
TOTAL FINANCIALS......................            1,419,347,324      21.4%
                                                 --------------      ----
HEALTH CARE -- (9.1%)
    Atrion Corp.......................    20,115     17,701,200       0.3%
#*  BioTelemetry, Inc.................   301,832     16,419,661       0.3%
    CONMED Corp.......................   271,422     21,721,903       0.3%
*   CorVel Corp.......................   262,182     18,824,668       0.3%
    Ensign Group, Inc. (The)..........   505,197     26,027,749       0.4%
#   US Physical Therapy, Inc..........   143,514     16,717,946       0.3%
    Other Securities..................              557,059,173       8.3%
                                                 --------------      ----
TOTAL HEALTH CARE.....................              674,472,300      10.2%
                                                 --------------      ----

U.S. MICRO CAP PORTFOLIO

CONTINUED

                                                              PERCENTAGE
                                     SHARES      VALUE+     OF NET ASSETS++
                                     ------- -------------- ---------------
INDUSTRIALS -- (17.5%)
#   AAON, Inc....................... 421,106 $   21,143,732       0.3%
#*  Aerovironment, Inc.............. 243,472     16,692,440       0.3%
    Albany International Corp.,
      Class A....................... 251,985     18,639,330       0.3%
*   Casella Waste Systems, Inc.,
      Class A....................... 462,261     17,251,580       0.3%
#*  Chart Industries, Inc........... 288,629     25,477,282       0.4%
    Comfort Systems USA, Inc........ 378,197     20,460,458       0.3%
    Exponent, Inc................... 333,717     18,895,057       0.3%
    Federal Signal Corp............. 671,262     19,312,208       0.3%
    Forward Air Corp................ 306,722     19,421,637       0.3%
    Kaman Corp...................... 281,442     17,424,074       0.3%
*   Mercury Systems, Inc............ 241,492     17,633,746       0.3%
*   Meritor, Inc.................... 757,605     18,379,497       0.3%
    Other Securities................          1,074,662,459      16.0%
                                             --------------      ----
TOTAL INDUSTRIALS...................          1,305,393,500      19.7%
                                             --------------      ----
INFORMATION TECHNOLOGY -- (12.0%)
#   Badger Meter, Inc............... 332,787     18,463,023       0.3%
    Brooks Automation, Inc.......... 491,358     18,430,839       0.3%
*   Fabrinet........................ 394,515     23,876,048       0.4%
#*  Finisar Corp.................... 846,065     20,398,627       0.3%
*   Insight Enterprises, Inc........ 311,814     17,642,436       0.3%
*   Knowles Corp.................... 870,371     16,432,604       0.3%
#*  OSI Systems, Inc................ 216,976     19,556,047       0.3%
    Progress Software Corp.......... 389,221     17,752,370       0.3%
*   Virtusa Corp.................... 358,465     19,912,731       0.3%
    Other Securities................            720,962,821      10.7%
                                             --------------      ----
TOTAL INFORMATION TECHNOLOGY........            893,427,546      13.5%
                                             --------------      ----
MATERIALS -- (3.9%)
    Innospec, Inc................... 254,933     21,623,417       0.3%
    Kaiser Aluminum Corp............ 167,047     16,437,425       0.3%
    Other Securities................            248,951,588       3.7%
                                             --------------      ----
TOTAL MATERIALS.....................            287,012,430       4.3%
                                             --------------      ----
REAL ESTATE -- (1.0%)
    HFF, Inc., Class A.............. 425,510     20,250,021       0.3%
    Other Securities................             55,312,548       0.8%
                                             --------------      ----
TOTAL REAL ESTATE...................             75,562,569       1.1%
                                             --------------      ----
UTILITIES -- (2.0%)
#   American States Water Co........ 267,077     19,007,870       0.3%
#   California Water Service Group.. 430,087     21,672,084       0.3%
    Other Securities................            110,510,164       1.7%
                                             --------------      ----
TOTAL UTILITIES.....................            151,190,118       2.3%
                                             --------------      ----
TOTAL COMMON STOCKS.................          6,577,238,964      99.1%
                                             --------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security..................                700,716       0.0%
                                             --------------      ----

U.S. MICRO CAP PORTFOLIO

CONTINUED

                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS++
                                               ---------- -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Security..........................            $          508        0.0%
                                                          --------------      -----
TOTAL INVESTMENT SECURITIES...................             6,577,940,188
                                                          --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S.
        Government Money Market Fund, 2.370%.. 61,419,797     61,419,797        0.9%
                                                          --------------      -----
SECURITIES LENDING COLLATERAL -- (10.7%)
@(S)  The DFA Short Term Investment Fund...... 68,932,306    797,615,708       12.0%
                                                          --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,386,435,950).......................            $7,436,975,693      112.0%
                                                          ==============      =====

As of April 30, 2019, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                                 NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                      --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index..........    393     06/21/19  $54,507,873 $57,938,025   $3,430,152
                                                      ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.........                      $54,507,873 $57,938,025   $3,430,152
                                                      =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   Communication Services....... $  220,197,621           --   --    $  220,197,621
   Consumer Discretionary.......    870,361,685 $     11,479   --       870,373,164
   Consumer Staples.............    252,552,157           --   --       252,552,157
   Energy.......................    427,710,235           --   --       427,710,235
   Financials...................  1,419,326,073       21,251   --     1,419,347,324
   Health Care..................    674,472,300           --   --       674,472,300
   Industrials..................  1,305,393,500           --   --     1,305,393,500
   Information Technology.......    893,411,499       16,047   --       893,427,546
   Materials....................    287,012,430           --   --       287,012,430
   Real Estate..................     75,562,569           --   --        75,562,569
   Utilities....................    151,190,118           --   --       151,190,118
Preferred Stocks
   Communication Services.......        700,716           --   --           700,716
Rights/Warrants
   Consumer Discretionary.......             --          508   --               508
Temporary Cash Investments......     61,419,797           --   --        61,419,797
Securities Lending Collateral...             --  797,615,708   --       797,615,708
Futures Contracts**.............      3,430,152           --   --         3,430,152
                                 -------------- ------------   --    --------------
TOTAL........................... $6,642,740,852 $797,664,993   --    $7,440,405,845
                                 ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                            PERCENTAGE
                                     SHARES     VALUE+    OF NET ASSETS++
                                     ------- ------------ ---------------
COMMON STOCKS -- (98.4%)
COMMUNICATION SERVICES -- (6.0%)
    Comcast Corp., Class A.......... 207,454 $  9,030,472       0.8%
    Verizon Communications, Inc..... 732,708   41,903,570       3.6%
    Other Securities................           18,828,072       1.6%
                                             ------------      ----
TOTAL COMMUNICATION SERVICES........           69,762,114       6.0%
                                             ------------      ----
CONSUMER DISCRETIONARY -- (17.8%)
*   Amazon.com, Inc.................  22,905   44,126,941       3.8%
*   Booking Holdings, Inc...........   5,646   10,473,274       0.9%
    General Motors Co............... 170,415    6,637,664       0.6%
    Home Depot, Inc. (The).......... 125,512   25,566,794       2.2%
    Lowe's Cos., Inc................  96,419   10,908,846       0.9%
    NIKE, Inc., Class B............. 155,829   13,686,461       1.2%
    Starbucks Corp.................. 127,762    9,924,552       0.9%
    TJX Cos., Inc. (The)............ 141,074    7,742,141       0.7%
    Other Securities................           79,827,387       6.8%
                                             ------------      ----
TOTAL CONSUMER DISCRETIONARY........          208,894,060      18.0%
                                             ------------      ----
CONSUMER STAPLES -- (9.3%)
    Altria Group, Inc............... 285,640   15,518,821       1.3%
    Coca-Cola Co. (The)............. 402,471   19,745,227       1.7%
    Costco Wholesale Corp...........  54,131   13,290,785       1.2%
    PepsiCo, Inc.................... 181,767   23,275,264       2.0%
    Walmart, Inc....................  69,502    7,147,586       0.6%
    Other Securities................           30,315,737       2.6%
                                             ------------      ----
TOTAL CONSUMER STAPLES..............          109,293,420       9.4%
                                             ------------      ----
ENERGY -- (2.0%)
    ConocoPhillips.................. 122,749    7,747,917       0.7%
    Other Securities................           15,621,602       1.3%
                                             ------------      ----
TOTAL ENERGY........................           23,369,519       2.0%
                                             ------------      ----
FINANCIALS -- (3.7%)
    American Express Co.............  97,128   11,386,316       1.0%
    Other Securities................           32,230,522       2.8%
                                             ------------      ----
TOTAL FINANCIALS....................           43,616,838       3.8%
                                             ------------      ----
HEALTH CARE -- (9.2%)
    AbbVie, Inc.....................  80,446    6,386,608       0.6%
    Amgen, Inc......................  93,489   16,764,447       1.5%
*   Biogen, Inc.....................  27,369    6,274,070       0.5%
*   Celgene Corp....................  73,557    6,962,906       0.6%
    Eli Lilly & Co..................  95,261   11,149,347       1.0%
    Gilead Sciences, Inc............ 182,157   11,847,491       1.0%
    Johnson & Johnson...............  68,418    9,660,622       0.8%
    Merck & Co., Inc................ 226,437   17,822,856       1.5%
    Other Securities................           20,577,770       1.8%
                                             ------------      ----
TOTAL HEALTH CARE...................          107,446,117       9.3%
                                             ------------      ----

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS++
                                       --------- -------------- ---------------
INDUSTRIALS -- (17.5%)
      3M Co...........................    76,750 $   14,544,892        1.3%
      Boeing Co. (The)................    41,230     15,572,159        1.3%
      Caterpillar, Inc................    93,447     13,028,381        1.1%
      Deere & Co......................    46,325      7,672,810        0.7%
      Honeywell International, Inc....    90,936     15,789,218        1.4%
      Lockheed Martin Corp............    25,181      8,393,583        0.7%
      Northrop Grumman Corp...........    21,045      6,101,156        0.5%
      Union Pacific Corp..............   107,236     18,985,061        1.6%
      United Parcel Service, Inc.,
        Class B.......................    70,880      7,528,874        0.7%
      Waste Management, Inc...........    57,467      6,168,508        0.5%
      Other Securities................               91,768,030        7.9%
                                                 --------------      -----
TOTAL INDUSTRIALS.....................              205,552,672       17.7%
                                                 --------------      -----
INFORMATION TECHNOLOGY -- (29.9%)
      Accenture P.L.C., Class A.......    89,904     16,422,764        1.4%
      Apple, Inc......................   213,682     42,879,567        3.7%
      Applied Materials, Inc..........   138,054      6,084,040        0.5%
      Automatic Data Processing, Inc..    51,086      8,398,028        0.7%
      Intel Corp......................   217,957     11,124,525        1.0%
      International Business Machines
        Corp..........................   145,047     20,345,743        1.8%
      Intuit, Inc.....................    26,493      6,651,333        0.6%
      Mastercard, Inc., Class A.......   103,339     26,272,907        2.3%
*     Micron Technology, Inc..........   170,453      7,169,253        0.6%
      Microsoft Corp..................   354,106     46,246,244        4.0%
      NVIDIA Corp.....................    51,136      9,255,616        0.8%
      Oracle Corp.....................   390,543     21,608,744        1.9%
      QUALCOMM, Inc...................   119,601     10,301,234        0.9%
      Texas Instruments, Inc..........   122,062     14,382,565        1.2%
      Visa, Inc., Class A.............   199,744     32,843,906        2.8%
      Other Securities................               70,796,432        6.1%
                                                 --------------      -----
TOTAL INFORMATION TECHNOLOGY..........              350,782,901       30.3%
                                                 --------------      -----
MATERIALS -- (2.9%)
      Other Securities................               34,147,383        3.0%
                                                 --------------      -----
UTILITIES -- (0.1%)
      Other Security..................                  478,437        0.0%
                                                 --------------      -----
TOTAL COMMON STOCKS...................            1,153,343,461       99.5%
                                                 --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S.
        Government Money Market Fund,
        2.370%........................ 7,126,990      7,126,990        0.6%
                                                 --------------      -----
SECURITIES LENDING COLLATERAL -- (1.0%)
@(S)  The DFA Short Term Investment
        Fund.......................... 1,001,149     11,584,296        1.0%
                                                 --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,056,774,833)...............           $1,172,054,747      101.1%
                                                 ==============      =====

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------
                                            LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                         -------------- ----------- ------- --------------
Common Stocks
   Communication Services............... $   69,762,114          --   --    $   69,762,114
   Consumer Discretionary...............    208,894,060          --   --       208,894,060
   Consumer Staples.....................    109,293,420          --   --       109,293,420
   Energy...............................     23,369,519          --   --        23,369,519
   Financials...........................     43,616,838          --   --        43,616,838
   Health Care..........................    107,446,117          --   --       107,446,117
   Industrials..........................    205,552,672          --   --       205,552,672
   Information Technology...............    350,782,901          --   --       350,782,901
   Materials............................     34,147,383          --   --        34,147,383
   Utilities............................        478,437          --   --           478,437
Temporary Cash Investments..............      7,126,990          --   --         7,126,990
Securities Lending Collateral...........             -- $11,584,296   --        11,584,296
                                         -------------- -----------   --    --------------
TOTAL................................... $1,160,470,451 $11,584,296   --    $1,172,054,747
                                         ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                PERCENTAGE
                                        SHARES      VALUE+    OF NET ASSETS++
                                       --------- ------------ ---------------
COMMON STOCKS -- (96.0%)
REAL ESTATE -- (96.0%)
    Alexandria Real Estate Equities,
      Inc.............................   972,171 $138,427,429       1.5%
    American Campus Communities, Inc.. 1,214,231   57,311,703       0.6%
    American Homes 4 Rent, Class A.... 2,377,832   57,020,411       0.6%
    American Tower Corp............... 3,898,135  761,305,765       8.0%
    Apartment Investment & Management
      Co., Class A.................... 1,359,864   67,122,887       0.7%
    AvalonBay Communities, Inc........ 1,227,275  246,596,366       2.6%
    Boston Properties, Inc............ 1,374,080  189,100,890       2.0%
    Camden Property Trust.............   829,894   83,528,831       0.9%
    Crown Castle International Corp... 3,656,867  459,960,731       4.9%
    CubeSmart......................... 1,649,253   52,627,663       0.6%
#   CyrusOne, Inc.....................   912,567   50,820,856       0.5%
#   Digital Realty Trust, Inc......... 1,823,385  214,630,648       2.3%
    Douglas Emmett, Inc............... 1,429,147   58,866,565       0.6%
    Duke Realty Corp.................. 3,156,127   98,218,672       1.0%
#   EPR Properties....................   658,068   51,895,242       0.5%
    Equinix, Inc......................   736,041  334,677,843       3.5%
    Equity LifeStyle Properties, Inc..   756,993   88,341,083       0.9%
    Equity Residential................ 3,275,457  250,310,424       2.6%
    Essex Property Trust, Inc.........   586,560  165,703,200       1.7%
    Extra Space Storage, Inc.......... 1,135,236  117,712,621       1.2%
    Federal Realty Investment Trust...   650,812   87,111,186       0.9%
    Gaming and Leisure Properties,
      Inc............................. 1,817,447   73,388,510       0.8%
#   HCP, Inc.......................... 4,208,980  125,343,424       1.3%
    Host Hotels & Resorts, Inc........ 6,595,002  126,887,838       1.3%
#   Invitation Homes, Inc............. 2,899,871   72,090,793       0.8%
#   Iron Mountain, Inc................ 2,396,121   77,826,010       0.8%
#   Kilroy Realty Corp................   912,637   70,190,912       0.7%
#   Kimco Realty Corp................. 3,730,315   64,870,178       0.7%
#   Lamar Advertising Co., Class A....   753,369   62,281,015       0.7%
    Liberty Property Trust............ 1,308,853   64,971,463       0.7%
#   Medical Properties Trust, Inc..... 3,282,123   57,305,868       0.6%
    Mid-America Apartment
      Communities, Inc................ 1,022,014  111,818,552       1.2%
    National Retail Properties, Inc... 1,426,336   75,053,800       0.8%
#   Omega Healthcare Investors, Inc... 1,773,132   62,751,141       0.7%
#   Park Hotels & Resorts, Inc........ 1,812,783   58,154,079       0.6%
    Prologis, Inc..................... 5,576,702  427,565,742       4.5%
    Public Storage.................... 1,383,304  305,959,179       3.2%
    Realty Income Corp................ 2,643,115  185,044,481       2.0%
    Regency Centers Corp.............. 1,373,557   92,261,824       1.0%
*   SBA Communications Corp........... 1,010,698  205,909,504       2.2%
    Simon Property Group, Inc......... 2,743,583  476,560,367       5.0%
    SL Green Realty Corp..............   750,935   66,337,598       0.7%
    STORE Capital Corp................ 1,729,189   57,616,577       0.6%
    Sun Communities, Inc..............   742,323   91,365,115       1.0%
    UDR, Inc.......................... 2,460,402  110,595,070       1.2%
    Ventas, Inc....................... 3,142,226  192,021,431       2.0%
    VEREIT, Inc....................... 8,545,020   70,581,873       0.7%
    Vornado Realty Trust.............. 1,509,612  104,374,574       1.1%
    Welltower, Inc.................... 3,453,849  257,415,366       2.7%
#   WP Carey, Inc..................... 1,439,561  114,185,979       1.2%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS++
                                               ---------- -------------- ---------------
REAL ESTATE -- (Continued)
      Other Securities........................            $1,906,514,923       20.2%
                                                          --------------      -----
TOTAL COMMON STOCKS...........................             9,398,534,202       99.1%
                                                          --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S.
      Government Money Market Fund, 2.370%.... 79,804,730     79,804,730        0.9%
                                                          --------------      -----
SECURITIES LENDING COLLATERAL -- (3.2%)
@(S)  The DFA Short Term Investment Fund...... 26,525,430    306,925,746        3.2%
                                                          --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $6,793,380,655).......................            $9,785,264,678      103.2%
                                                          ==============      =====

As of April 30, 2019, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                                 NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                      --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index..........    518     06/21/19  $72,733,424 $76,366,150   $3,632,726
                                                      ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.........                      $72,733,424 $76,366,150   $3,632,726
                                                      =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   Real Estate.................. $9,398,534,202           --   --    $9,398,534,202
Temporary Cash Investments......     79,804,730           --   --        79,804,730
Securities Lending Collateral...             -- $306,925,746   --       306,925,746
Futures Contracts**.............      3,632,726           --   --         3,632,726
                                 -------------- ------------   --    --------------
TOTAL........................... $9,481,971,658 $306,925,746   --    $9,788,897,404
                                 ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
COMMON STOCKS -- (93.5%)
AUSTRALIA -- (5.7%)
    BHP Group, Ltd..........................   842,811          $ 22,302,754                 0.4%
    Commonwealth Bank of Australia..........   512,071            26,912,000                 0.5%
    CSL, Ltd................................   133,309            18,698,157                 0.4%
#   Westpac Banking Corp....................   850,861            16,529,165                 0.3%
    Other Securities........................                     227,576,953                 4.3%
                                                                ------------                ----
TOTAL AUSTRALIA.............................                     312,019,029                 5.9%
                                                                ------------                ----
AUSTRIA -- (0.3%)
    Other Securities........................                      13,948,564                 0.3%
                                                                ------------                ----
BELGIUM -- (0.9%)
#   Anheuser-Busch InBev SA.................   265,831            23,634,271                 0.5%
    Other Securities........................                      27,094,590                 0.5%
                                                                ------------                ----
TOTAL BELGIUM...............................                      50,728,861                 1.0%
                                                                ------------                ----
CANADA -- (8.6%)
    Bank of Montreal........................   205,319            16,214,041                 0.3%
    Royal Bank of Canada....................   239,620            19,096,982                 0.4%
#   Royal Bank of Canada....................   200,169            15,951,468                 0.3%
    Other Securities........................                     423,462,933                 8.0%
                                                                ------------                ----
TOTAL CANADA................................                     474,725,424                 9.0%
                                                                ------------                ----
DENMARK -- (1.6%)
    Novo Nordisk A.S., Class B..............   483,626            23,695,033                 0.5%
    Other Securities........................                      61,672,711                 1.1%
                                                                ------------                ----
TOTAL DENMARK...............................                      85,367,744                 1.6%
                                                                ------------                ----
FINLAND -- (1.0%)
    Other Securities........................                      55,516,282                 1.1%
                                                                ------------                ----
FRANCE -- (9.6%)
    Air Liquide SA..........................   121,498            16,163,101                 0.3%
#   Airbus SE...............................   178,673            24,465,631                 0.5%
#   L'Oreal SA..............................    57,248            15,746,204                 0.3%
#   LVMH Moet Hennessy Louis Vuitton SE.....    92,526            36,327,289                 0.7%
    Sanofi..................................   234,559            20,465,101                 0.4%
#   Total SA................................   645,202            35,867,270                 0.7%
#   Vinci SA................................   180,868            18,266,993                 0.4%
    Other Securities........................                     357,838,167                 6.7%
                                                                ------------                ----
TOTAL FRANCE................................                     525,139,756                10.0%
                                                                ------------                ----
GERMANY -- (6.8%)
    Allianz SE..............................    86,528            20,915,039                 0.4%
    BASF SE.................................   330,762            27,003,720                 0.5%
    Daimler AG..............................   279,077            18,317,491                 0.4%
    Deutsche Telekom AG..................... 1,086,899            18,210,884                 0.4%
    SAP SE..................................   219,235            28,261,211                 0.5%
    Siemens AG..............................   128,077            15,356,716                 0.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                                      PERCENTAGE
                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                          --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Other Securities.....                   $  248,182,308                4.7%
                                            --------------               ----
TOTAL GERMANY............                      376,247,369                7.2%
                                            --------------               ----
HONG KONG -- (3.2%)
    AIA Group, Ltd....... 3,407,600             34,891,901                0.7%
    Other Securities.....                      140,624,215                2.6%
                                            --------------               ----
TOTAL HONG KONG..........                      175,516,116                3.3%
                                            --------------               ----
IRELAND -- (0.7%)
    Other Securities.....                       36,045,764                0.7%
                                            --------------               ----
ISRAEL -- (0.5%)
    Other Securities.....                       26,338,915                0.5%
                                            --------------               ----
ITALY -- (1.9%)
    Enel SpA............. 2,271,536             14,383,734                0.3%
    Other Securities.....                       92,254,658                1.7%
                                            --------------               ----
TOTAL ITALY..............                      106,638,392                2.0%
                                            --------------               ----
JAPAN -- (21.3%)
    KDDI Corp............   633,700             14,605,228                0.3%
    Keyence Corp.........    24,902             15,558,606                0.3%
    SoftBank Group Corp..   328,988             34,883,033                0.7%
    Sony Corp............   385,400             19,411,866                0.4%
    Toyota Motor Corp....   669,423             41,444,274                0.8%
    Other Securities.....                    1,046,464,612               19.9%
                                            --------------               ----
TOTAL JAPAN..............                    1,172,367,619               22.4%
                                            --------------               ----
NETHERLANDS -- (2.9%)
    ASML Holding NV......    72,895             15,221,934                0.3%
#   Unilever NV..........   268,265             16,231,256                0.3%
    Other Securities.....                      129,127,508                2.5%
                                            --------------               ----
TOTAL NETHERLANDS........                      160,580,698                3.1%
                                            --------------               ----
NEW ZEALAND -- (0.3%)
    Other Securities.....                       16,856,193                0.3%
                                            --------------               ----
NORWAY -- (0.8%)
    Other Securities.....                       44,918,569                0.9%
                                            --------------               ----
PORTUGAL -- (0.1%)
    Other Securities.....                        8,075,868                0.1%
                                            --------------               ----
SINGAPORE -- (1.2%)
    Other Securities.....                       63,448,024                1.2%
                                            --------------               ----
SPAIN -- (2.5%)
#   Banco Santander SA... 4,300,420             21,800,445                0.4%
    Iberdrola S.A........ 1,985,222             18,040,488                0.3%
    Other Securities.....                       96,959,601                1.9%
                                            --------------               ----
TOTAL SPAIN..............                      136,800,534                2.6%
                                            --------------               ----

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                                                                           PERCENTAGE
                                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                              ---------- ------------------------------- ---------------
SWEDEN -- (2.5%)
      Other Securities.......................................                    $  139,655,722                 2.7%
                                                                                 --------------               -----
SWITZERLAND -- (6.9%)
      Nestle SA..............................................    891,325             85,814,635                 1.6%
      Novartis AG............................................    448,358             36,738,484                 0.7%
      Roche Holding AG.......................................    217,168             57,302,662                 1.1%
      Other Securities.......................................                       197,037,444                 3.8%
                                                                                 --------------               -----
TOTAL SWITZERLAND............................................                       376,893,225                 7.2%
                                                                                 --------------               -----
UNITED KINGDOM -- (14.1%)
#     AstraZeneca P.L.C., Sponsored ADR......................    461,956             17,397,263                 0.3%
      BP P.L.C., Sponsored ADR...............................  1,077,644             47,125,394                 0.9%
      Diageo P.L.C., Sponsored ADR...........................    128,576             21,683,057                 0.4%
      GlaxoSmithKline P.L.C., Sponsored ADR..................    428,638             17,629,881                 0.3%
      HSBC Holdings P.L.C., Sponsored ADR....................    612,368             26,680,874                 0.5%
      Lloyds Banking Group P.L.C............................. 17,603,292             14,396,590                 0.3%
      Royal Dutch Shell P.L.C., Class A......................    491,594             15,662,888                 0.3%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A.......    352,746             22,409,970                 0.4%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B.......    423,661             27,491,362                 0.5%
      Unilever P.L.C., Sponsored ADR.........................    274,641             16,698,173                 0.3%
      Other Securities.......................................                       546,389,268                10.5%
                                                                                 --------------               -----
TOTAL UNITED KINGDOM.........................................                       773,564,720                14.7%
                                                                                 --------------               -----
UNITED STATES -- (0.1%)
      Other Securities.......................................                         3,479,813                 0.1%
                                                                                 --------------               -----
TOTAL COMMON STOCKS..........................................                     5,134,873,201                97.9%
                                                                                 --------------               -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG..........................................     83,696             14,613,496                 0.3%
      Other Securities.......................................                        15,105,237                 0.3%
                                                                                 --------------               -----
TOTAL GERMANY................................................                        29,718,733                 0.6%
                                                                                 --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security.........................................                            50,662                 0.0%
                                                                                 --------------               -----
TOTAL PREFERRED STOCKS.......................................                        29,769,395                 0.6%
                                                                                 --------------               -----
TOTAL INVESTMENT SECURITIES..................................                     5,164,642,596
                                                                                 --------------

                                                                                     VALUE+
                                                                         -------------------------------
SECURITIES LENDING COLLATERAL -- (6.0%)
@(S)  The DFA Short Term Investment Fund..................... 28,454,609            329,248,281                 6.3%
                                                                                 --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,768,037,911)....................................                      $5,493,890,877               104.8%
                                                                                 ==============               =====

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2019, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                         --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index....................     85     06/21/19  $ 7,764,049 $ 8,147,250   $  383,201
S&P 500(R)/ /Emini Index...........    253     06/21/19   35,452,763  37,298,525    1,845,762
                                                         ----------- -----------   ----------
TOTAL FUTURES CONTRACTS............                      $43,216,812 $45,445,775   $2,228,963
                                                         =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
Common Stocks
   Australia............................ $  4,936,876 $  307,082,153   --    $  312,019,029
   Austria..............................           --     13,948,564   --        13,948,564
   Belgium..............................    1,440,429     49,288,432   --        50,728,861
   Canada...............................  473,157,093      1,568,331   --       474,725,424
   Denmark..............................    3,324,056     82,043,688   --        85,367,744
   Finland..............................           --     55,516,282   --        55,516,282
   France...............................    8,892,968    516,246,788   --       525,139,756
   Germany..............................   14,620,001    361,627,368   --       376,247,369
   Hong Kong............................      856,814    174,659,302   --       175,516,116
   Ireland..............................    9,422,404     26,623,360   --        36,045,764
   Israel...............................    5,350,111     20,988,804   --        26,338,915
   Italy................................    6,362,367    100,276,025   --       106,638,392
   Japan................................   28,763,742  1,143,603,877   --     1,172,367,619
   Netherlands..........................   39,478,074    121,102,624   --       160,580,698
   New Zealand..........................           --     16,856,193   --        16,856,193
   Norway...............................    1,432,700     43,485,869   --        44,918,569
   Portugal.............................           --      8,075,868   --         8,075,868
   Singapore............................           --     63,448,024   --        63,448,024
   Spain................................    3,368,578    133,431,956   --       136,800,534
   Sweden...............................           --    139,655,722   --       139,655,722
   Switzerland..........................   25,800,625    351,092,600   --       376,893,225
   United Kingdom.......................  253,741,058    519,823,662   --       773,564,720
   United States........................    3,449,141         30,672   --         3,479,813
Preferred Stocks
   Germany..............................           --     29,718,733   --        29,718,733
   United Kingdom.......................           --         50,662   --            50,662
Securities Lending Collateral...........           --    329,248,281   --       329,248,281
Futures Contracts**.....................    2,228,963             --   --         2,228,963
                                         ------------ --------------   --    --------------
TOTAL................................... $886,626,000 $4,609,493,840   --    $5,496,119,840
                                         ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (92.8%)
AUSTRALIA -- (5.8%)
    BHP Group, Ltd................................................... 4,074,214         $  107,813,251                0.4%
#   Commonwealth Bank of Australia................................... 1,329,108             69,851,552                0.3%
    Macquarie Group, Ltd.............................................   602,362             57,244,919                0.2%
    Other Securities.................................................                    1,601,402,996                5.2%
                                                                                        --------------                ---
TOTAL AUSTRALIA......................................................                    1,836,312,718                6.1%
                                                                                        --------------                ---
AUSTRIA -- (0.6%)
    Other Securities.................................................                      172,494,338                0.6%
                                                                                        --------------                ---
BELGIUM -- (1.2%)
#   Anheuser-Busch InBev SA..........................................   645,683             57,405,821                0.2%
    Other Securities.................................................                      307,603,089                1.0%
                                                                                        --------------                ---
TOTAL BELGIUM........................................................                      365,008,910                1.2%
                                                                                        --------------                ---
CANADA -- (8.5%)
    Bank of Montreal.................................................   847,416             66,920,442                0.2%
    Barrick Gold Corp................................................ 4,637,776             58,992,511                0.2%
    Canadian Natural Resources, Ltd.................................. 2,471,877             74,106,872                0.3%
    Royal Bank of Canada.............................................   899,806             71,705,540                0.3%
    Suncor Energy, Inc............................................... 2,387,585             78,790,305                0.3%
    Other Securities.................................................                    2,312,535,525                7.6%
                                                                                        --------------                ---
TOTAL CANADA.........................................................                    2,663,051,195                8.9%
                                                                                        --------------                ---
CHINA -- (0.0%)
    Other Securities.................................................                        1,252,997                0.0%
                                                                                        --------------                ---
DENMARK -- (1.7%)
    Other Securities.................................................                      533,095,646                1.8%
                                                                                        --------------                ---
FINLAND -- (1.5%)
    Other Securities.................................................                      468,747,488                1.6%
                                                                                        --------------                ---
FRANCE -- (7.7%)
    BNP Paribas SA................................................... 1,068,400             56,874,233                0.2%
    Cie Generale des Etablissements Michelin SCA.....................   583,291             75,425,660                0.3%
    Eiffage SA.......................................................   545,963             57,004,650                0.2%
#   LVMH Moet Hennessy Louis Vuitton SE..............................   248,440             97,541,791                0.3%
    Orange SA........................................................ 4,330,858             67,685,038                0.2%
#   Peugeot SA....................................................... 3,354,230             87,944,144                0.3%
#   Total SA......................................................... 2,441,383            135,718,338                0.5%
    Other Securities.................................................                    1,846,788,989                6.1%
                                                                                        --------------                ---
TOTAL FRANCE.........................................................                    2,424,982,843                8.1%
                                                                                        --------------                ---
GERMANY -- (6.8%)
    Allianz SE.......................................................   354,255             85,628,434                0.3%
    BASF SE.......................................................... 1,590,584            129,856,771                0.4%
    Bayerische Motoren Werke AG......................................   932,150             79,520,248                0.3%
    Daimler AG....................................................... 2,440,186            160,163,989                0.5%
    Deutsche Telekom AG.............................................. 6,594,331            110,487,356                0.4%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                          PERCENTAGE
                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                             ---------- ------------------------------- ---------------
GERMANY -- (Continued)
      E.ON SE...............  5,371,567         $   57,753,604                0.2%
      Other Securities......                     1,525,075,056                5.1%
                                                --------------               ----
TOTAL GERMANY...............                     2,148,485,458                7.2%
                                                --------------               ----
HONG KONG -- (2.9%)
      AIA Group, Ltd........  8,634,000             88,407,287                0.3%
      Other Securities......                       836,277,955                2.8%
                                                --------------               ----
TOTAL HONG KONG.............                       924,685,242                3.1%
                                                --------------               ----
IRELAND -- (0.5%)
      Other Securities......                       165,058,698                0.6%
                                                --------------               ----
ISRAEL -- (0.7%)
      Other Securities......                       212,185,185                0.7%
                                                --------------               ----
ITALY -- (2.7%)
      Eni SpA...............  4,051,470             69,041,664                0.2%
      Other Securities......                       789,094,390                2.7%
                                                --------------               ----
TOTAL ITALY.................                       858,136,054                2.9%
                                                --------------               ----
JAPAN -- (21.2%)
      Hitachi, Ltd..........  1,846,885             61,424,117                0.2%
      Honda Motor Co., Ltd..  2,640,923             73,689,493                0.3%
      SoftBank Group Corp...  1,002,632            106,310,357                0.4%
      Toyota Motor Corp.....  2,741,740            169,742,336                0.6%
      Other Securities......                     6,259,576,633               20.8%
                                                --------------               ----
TOTAL JAPAN.................                     6,670,742,936               22.3%
                                                --------------               ----
NETHERLANDS -- (2.6%)
      Other Securities......                       811,819,321                2.7%
                                                --------------               ----
NEW ZEALAND -- (0.4%)
      Other Securities......                       132,945,691                0.4%
                                                --------------               ----
NORWAY -- (0.9%)
      Other Securities......                       287,119,213                1.0%
                                                --------------               ----
PORTUGAL -- (0.2%)
      Other Securities......                        77,723,418                0.3%
                                                --------------               ----
SINGAPORE -- (1.1%)
      Other Securities......                       331,544,566                1.1%
                                                --------------               ----
SPAIN -- (2.2%)
      Banco Santander SA.... 13,394,582             67,902,164                0.2%
      Iberdrola S.A.........  8,366,674             76,031,224                0.3%
      Other Securities......                       561,361,998                1.9%
                                                --------------               ----
TOTAL SPAIN.................                       705,295,386                2.4%
                                                --------------               ----
SWEDEN -- (2.6%)
      Volvo AB, Class B.....  3,408,461             54,625,441                0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                             PERCENTAGE
                                                 SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ----------- ------------------------------- ---------------
SWEDEN -- (Continued)
      Other Securities........................                     $   763,019,329                2.5%
                                                                   ---------------              -----
TOTAL SWEDEN..................................                         817,644,770                2.7%
                                                                   ---------------              -----
SWITZERLAND -- (5.7%)
      ABB, Ltd................................   2,974,017              61,171,693                0.2%
      Nestle SA...............................   2,417,067             232,709,418                0.8%
      Novartis AG, Sponsored ADR..............     953,193              78,381,060                0.3%
      Roche Holding AG........................     511,113             134,863,956                0.5%
      Zurich Insurance Group AG...............     189,900              60,533,992                0.2%
      Other Securities........................                       1,237,164,776                4.0%
                                                                   ---------------              -----
TOTAL SWITZERLAND.............................                       1,804,824,895                6.0%
                                                                   ---------------              -----
UNITED KINGDOM -- (15.3%)
      Anglo American P.L.C....................   4,549,559             118,059,689                0.4%
      BP P.L.C., Sponsored ADR................   5,212,204             227,929,681                0.8%
      Glencore P.L.C..........................  22,274,023              88,373,475                0.3%
#     HSBC Holdings P.L.C., Sponsored ADR.....   3,458,420             150,683,359                0.5%
      Lloyds Banking Group P.L.C..............  73,603,870              60,195,826                0.2%
#     Rio Tinto P.L.C., Sponsored ADR.........   1,875,418             110,462,120                0.4%
      Royal Dutch Shell P.L.C., Sponsored
        ADR, Class A..........................   1,546,368              98,240,759                0.3%
      Royal Dutch Shell P.L.C., Sponsored
        ADR, Class B..........................   1,716,768             111,401,076                0.4%
      Tesco P.L.C.............................  20,372,336              66,467,597                0.2%
      Vodafone Group P.L.C....................  31,621,343              58,653,603                0.2%
      Other Securities........................                       3,723,201,297               12.4%
                                                                   ---------------              -----
TOTAL UNITED KINGDOM..........................                       4,813,668,482               16.1%
                                                                   ---------------              -----
UNITED STATES -- (0.0%)
      Other Securities........................                          14,213,514                0.0%
                                                                   ---------------              -----
TOTAL COMMON STOCKS...........................                      29,241,038,964               97.8%
                                                                   ---------------              -----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG...........................     594,615             103,821,020                0.4%
      Other Securities........................                          82,303,498                0.2%
                                                                   ---------------              -----
TOTAL GERMANY.................................                         186,124,518                0.6%
                                                                   ---------------              -----
UNITED KINGDOM -- (0.0%)
      Other Security..........................                             305,340                0.0%
                                                                   ---------------              -----
TOTAL PREFERRED STOCKS........................                         186,429,858                0.6%
                                                                   ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                             788,947                0.0%
                                                                   ---------------              -----
TOTAL INVESTMENT SECURITIES...................                      29,428,257,769
                                                                   ---------------

                                                                       VALUE+
                                                           -------------------------------
SECURITIES LENDING COLLATERAL -- (6.6%)
@(S)  The DFA Short Term Investment Fund...... 179,954,585           2,082,254,508                7.0%
                                                                   ---------------              -----
TOTAL INVESTMENTS--(100.0%) (Cost
  $28,765,950,166)............................                     $31,510,512,277              105.4%
                                                                   ===============              =====

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2019, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                  UNREALIZED
                                 NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                      --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index..........   1,725    06/21/19  $239,678,311 $254,308,125  $14,629,814
                                                      ------------ ------------  -----------
TOTAL FUTURES CONTRACTS.........                      $239,678,311 $254,308,125  $14,629,814
                                                      ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
   Australia.................... $   45,968,976 $ 1,790,343,742   --    $ 1,836,312,718
   Austria......................         62,750     172,431,588   --        172,494,338
   Belgium......................     12,420,726     352,588,184   --        365,008,910
   Canada.......................  2,659,747,813       3,303,382   --      2,663,051,195
   China........................             --       1,252,997   --          1,252,997
   Denmark......................     30,537,476     502,558,170   --        533,095,646
   Finland......................      3,754,429     464,993,059   --        468,747,488
   France.......................     74,550,225   2,350,432,618   --      2,424,982,843
   Germany......................     72,940,505   2,075,544,953   --      2,148,485,458
   Hong Kong....................      1,511,191     923,174,051   --        924,685,242
   Ireland......................     24,954,268     140,104,430   --        165,058,698
   Israel.......................     20,054,012     192,131,173   --        212,185,185
   Italy........................     19,944,563     838,191,491   --        858,136,054
   Japan........................    116,640,203   6,554,102,733   --      6,670,742,936
   Netherlands..................    121,408,717     690,410,604   --        811,819,321
   New Zealand..................        207,642     132,738,049   --        132,945,691
   Norway.......................     16,009,731     271,109,482   --        287,119,213
   Portugal.....................        273,892      77,449,526   --         77,723,418
   Singapore....................         14,892     331,529,674   --        331,544,566
   Spain........................     22,725,713     682,569,673   --        705,295,386
   Sweden.......................      2,587,480     815,057,290   --        817,644,770
   Switzerland..................    129,551,428   1,675,273,467   --      1,804,824,895
   United Kingdom...............  1,076,595,281   3,737,073,201   --      4,813,668,482
   United States................     13,974,326         239,188   --         14,213,514
Preferred Stocks
   Germany......................             --     186,124,518   --        186,124,518
   United Kingdom...............             --         305,340   --            305,340
Rights/Warrants
   Canada.......................             --         629,542   --            629,542
   Hong Kong....................             --           1,989   --              1,989
   Sweden.......................             --          96,883   --             96,883
   Switzerland..................             --          60,533   --             60,533
Securities Lending Collateral...             --   2,082,254,508   --      2,082,254,508
Futures Contracts**.............     14,629,814              --   --         14,629,814
                                 -------------- ---------------   --    ---------------
TOTAL........................... $4,481,066,053 $27,044,076,038   --    $31,525,142,091
                                 ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio of
 DFA Investment Dimensions Group Inc..................... 557,423 $19,392,755
Investment in The Continental Small Company Series of
 The DFA Investment Trust Company........................           4,786,246
Investment in The Emerging Markets Small Cap Series of
 The DFA Investment Trust Company........................           4,164,246
Investment in The Japanese Small Company Series of
 The DFA Investment Trust Company........................           2,713,294
Investment in The United Kingdom Small Company Series of
 The DFA Investment Trust Company........................           2,331,418
Investment in The Asia Pacific Small Company Series of
 The DFA Investment Trust Company........................           1,280,306
Investment in The Canadian Small Company Series of
 The DFA Investment Trust Company........................           1,067,427
                                                                  -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $36,301,830).....................................         $35,735,692
                                                                  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------
                                           LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                         -----------  ------- ------- -----------
Affiliated Investment Companies......... $35,735,692    --      --    $35,735,692
                                         -----------    --      --    -----------
TOTAL................................... $35,735,692    --      --    $35,735,692
                                         ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                           VALUE+
                                                                       ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company.................................... $ 4,899,120,716
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company....................................   2,924,510,257
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company....................................   2,315,115,565
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company....................................   1,328,300,786
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company....................................   1,087,960,517
                                                                       ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.................. $12,555,007,841
                                                                       ===============

As of April 30, 2019, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...    275     06/21/19  $40,214,243 $40,541,875    $327,632
                                               ----------- -----------    --------
TOTAL FUTURES CONTRACTS..                      $40,214,243 $40,541,875    $327,632
                                               =========== ===========    ========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                   LEVEL 1     LEVEL 2 LEVEL 3      TOTAL
                               --------------- ------- ------- ---------------
Affiliated Investment
  Companies................... $12,555,007,841   --      --    $12,555,007,841
Futures Contracts**...........         327,632   --      --            327,632
                               ---------------   --      --    ---------------
TOTAL......................... $12,555,335,473   --      --    $12,555,335,473
                               ===============   ==      ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                     VALUE+
                                                                  ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company....................................... $591,606,841
                                                                  ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............. $591,606,841
                                                                  ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                     VALUE+
                                                                  ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA
  Investment Trust Company....................................... $378,520,784
                                                                  ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............. $378,520,784
                                                                  ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company.......................... $31,178,274
                                                             -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $31,178,274
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $643,849,665
                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $643,849,665
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (96.8%)
AUSTRALIA -- (16.9%)
    Charter Hall Group...............................................  5,811,056          $ 40,251,450                 0.7%
    Dexus............................................................ 12,551,773           110,816,261                 1.9%
    Goodman Group.................................................... 20,389,986           189,740,799                 3.3%
    GPT Group (The).................................................. 22,071,637            89,280,996                 1.6%
    Mirvac Group..................................................... 43,213,283            86,508,207                 1.5%
    Scentre Group.................................................... 64,973,306           175,265,373                 3.1%
    Stockland........................................................ 29,127,245            77,540,494                 1.4%
    Vicinity Centres................................................. 39,606,173            71,027,096                 1.2%
    Other Securities.................................................                      137,832,237                 2.5%
                                                                                          ------------                ----
TOTAL AUSTRALIA......................................................                      978,262,913                17.2%
                                                                                          ------------                ----
BELGIUM -- (2.4%)
    Cofinimmo SA.....................................................    314,060            40,165,755                 0.7%
    Warehouses De Pauw CVA...........................................    245,440            36,832,518                 0.7%
    Other Securities.................................................                       62,622,797                 1.1%
                                                                                          ------------                ----
TOTAL BELGIUM........................................................                      139,621,070                 2.5%
                                                                                          ------------                ----
CANADA -- (5.3%)
#   H&R Real Estate Investment Trust.................................  1,969,217            33,645,878                 0.6%
#   RioCan Real Estate Investment Trust..............................  1,850,200            35,575,989                 0.6%
    Other Securities.................................................                      238,411,174                 4.2%
                                                                                          ------------                ----
TOTAL CANADA.........................................................                      307,633,041                 5.4%
                                                                                          ------------                ----
CHINA -- (0.2%)
    Other Securities.................................................                       13,693,846                 0.3%
                                                                                          ------------                ----
FRANCE -- (6.0%)
#   Covivio..........................................................    479,811            51,929,847                 0.9%
    Gecina SA........................................................    566,551            84,650,577                 1.5%
#   ICADE............................................................    426,625            36,461,843                 0.7%
    Klepierre SA.....................................................  2,437,172            86,602,502                 1.5%
    Unibail-Rodamco-Westfield (BF2PQ09)..............................    306,361            52,658,948                 0.9%
    Other Securities.................................................                       33,365,058                 0.6%
                                                                                          ------------                ----
TOTAL FRANCE.........................................................                      345,668,775                 6.1%
                                                                                          ------------                ----
GERMANY -- (0.8%)
    Other Securities.................................................                       45,401,206                 0.8%
                                                                                          ------------                ----
GREECE -- (0.0%)
    Other Security...................................................                        1,055,103                 0.0%
                                                                                          ------------                ----
HONG KONG -- (6.4%)
    Link REIT........................................................ 25,807,405           301,532,574                 5.3%
    Other Securities.................................................                       66,026,709                 1.2%
                                                                                          ------------                ----
TOTAL HONG KONG......................................................                      367,559,283                 6.5%
                                                                                          ------------                ----
IRELAND -- (0.4%)
    Other Securities.................................................                       20,248,196                 0.4%
                                                                                          ------------                ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
ITALY -- (0.1%)
    Other Securities.................................................                    $    6,666,461                0.1%
                                                                                         --------------               ----
JAPAN -- (23.5%)
    Advance Residence Investment Corp................................     14,800             41,316,811                0.7%
    Daiwa House REIT Investment Corp.................................     22,098             50,743,139                0.9%
    GLP J-Reit.......................................................     41,838             45,018,527                0.8%
    Invincible Investment Corp.......................................     69,404             35,119,231                0.6%
#   Japan Hotel REIT Investment Corp.................................     53,604             43,627,667                0.8%
    Japan Prime Realty Investment Corp...............................     10,108             40,413,330                0.7%
    Japan Real Estate Investment Corp................................     16,000             88,690,519                1.6%
    Japan Retail Fund Investment Corp................................     31,657             60,491,104                1.1%
#   Kenedix Office Investment Corp...................................      5,265             35,222,915                0.6%
    Nippon Building Fund, Inc........................................     16,374            105,438,834                1.9%
    Nippon Prologis REIT, Inc........................................     21,166             45,453,454                0.8%
    Nomura Real Estate Master Fund, Inc..............................     48,168             70,577,310                1.2%
    Orix JREIT, Inc..................................................     31,736             55,719,186                1.0%
    United Urban Investment Corp.....................................     35,413             56,538,500                1.0%
    Other Securities.................................................                       585,853,954               10.2%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     1,360,224,481               23.9%
                                                                                         --------------               ----
MALAYSIA -- (0.5%)
    Other Securities.................................................                        30,772,016                0.6%
                                                                                         --------------               ----
MEXICO -- (1.9%)
    Fibra Uno Administracion S.A. de C.V............................. 40,376,788             59,848,228                1.0%
    Other Securities.................................................                        48,790,931                0.9%
                                                                                         --------------               ----
TOTAL MEXICO.........................................................                       108,639,159                1.9%
                                                                                         --------------               ----
NETHERLANDS -- (5.1%)
    Unibail-Rodamco-Westfield........................................ 10,223,379            248,003,794                4.4%
    Other Securities.................................................                        49,120,811                0.8%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       297,124,605                5.2%
                                                                                         --------------               ----
NEW ZEALAND -- (1.0%)
    Other Securities.................................................                        58,145,258                1.0%
                                                                                         --------------               ----
SINGAPORE -- (9.0%)
#   Ascendas Real Estate Investment Trust............................ 32,153,600             71,026,383                1.2%
#   CapitaLand Commercial Trust...................................... 33,056,749             47,228,035                0.8%
    CapitaLand Mall Trust............................................ 31,505,100             56,097,609                1.0%
#   Suntec Real Estate Investment Trust.............................. 28,076,500             38,189,552                0.7%
    Other Securities.................................................                       307,119,169                5.4%
                                                                                         --------------               ----
TOTAL SINGAPORE......................................................                       519,660,748                9.1%
                                                                                         --------------               ----
SOUTH AFRICA -- (3.2%)
    Growthpoint Properties, Ltd...................................... 37,602,505             65,364,457                1.2%
    Redefine Properties, Ltd......................................... 73,235,595             50,437,951                0.9%
    Other Securities.................................................                        65,980,454                1.1%
                                                                                         --------------               ----
TOTAL SOUTH AFRICA...................................................                       181,782,862                3.2%
                                                                                         --------------               ----
SPAIN -- (1.5%)
    Merlin Properties Socimi SA......................................  4,503,799             61,433,894                1.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                 PERCENTAGE
                                                      SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                    ---------- ------------------------------- ---------------
SPAIN -- (Continued)
      Other Securities.............................                    $   25,195,832                 0.4%
                                                                       --------------               -----
TOTAL SPAIN........................................                        86,629,726                 1.5%
                                                                       --------------               -----
TAIWAN -- (0.2%)
      Other Securities.............................                        12,434,673                 0.2%
                                                                       --------------               -----
TURKEY -- (0.1%)
      Other Securities.............................                         7,629,101                 0.1%
                                                                       --------------               -----
UNITED KINGDOM -- (12.3%)
      British Land Co. P.L.C. (The)................ 11,596,686             89,974,890                 1.6%
      Derwent London P.L.C.........................  1,436,453             59,451,774                 1.0%
      Great Portland Estates P.L.C.................  4,159,069             40,987,424                 0.7%
      Hammerson P.L.C.............................. 10,354,758             43,566,203                 0.8%
      Land Securities Group P.L.C..................  9,299,230            112,073,659                 2.0%
      Segro P.L.C.................................. 13,377,031            118,528,261                 2.1%
      Shaftesbury P.L.C............................  3,040,736             34,082,392                 0.6%
      Other Securities.............................                       212,558,504                 3.7%
                                                                       --------------               -----
TOTAL UNITED KINGDOM...............................                       711,223,107                12.5%
                                                                       --------------               -----
TOTAL COMMON STOCKS................................                     5,600,075,630                98.5%
                                                                       --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security...............................                           988,779                 0.0%
                                                                       --------------               -----
TOTAL INVESTMENT SECURITIES........................                     5,601,064,409
                                                                       --------------

                                                                           VALUE+
                                                               -------------------------------
SECURITIES LENDING COLLATERAL -- (3.2%)
@(S)  The DFA Short Term Investment Fund........... 16,032,487            185,511,906                 3.2%
                                                                       --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,254,686,050)..........................                      $5,786,576,315               101.7%
                                                                       ==============               =====

As of April 30, 2019, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    257     06/21/19  $35,660,473 $37,888,225   $2,227,752
                                                                        ----------- -----------   ----------
TOTAL FUTURES CONTRACTS...........................                      $35,660,473 $37,888,225   $2,227,752
                                                                        =========== ===========   ==========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
   Australia.................... $    118,656 $  978,144,257   --    $  978,262,913
   Belgium......................           --    139,621,070   --       139,621,070
   Canada.......................  307,633,041             --   --       307,633,041
   China........................           --     13,693,846   --        13,693,846
   France.......................   52,658,948    293,009,827   --       345,668,775
   Germany......................           --     45,401,206   --        45,401,206
   Greece.......................           --      1,055,103   --         1,055,103
   Hong Kong....................           --    367,559,283   --       367,559,283
   Ireland......................           --     20,248,196   --        20,248,196
   Italy........................           --      6,666,461   --         6,666,461
   Japan........................           --  1,360,224,481   --     1,360,224,481
   Malaysia.....................           --     30,772,016   --        30,772,016
   Mexico.......................  108,639,159             --   --       108,639,159
   Netherlands..................           --    297,124,605   --       297,124,605
   New Zealand..................           --     58,145,258   --        58,145,258
   Singapore....................    1,855,968    517,804,780   --       519,660,748
   South Africa.................           --    181,782,862   --       181,782,862
   Spain........................           --     86,629,726   --        86,629,726
   Taiwan.......................    2,597,807      9,836,866   --        12,434,673
   Turkey.......................           --      7,629,101   --         7,629,101
   United Kingdom...............           --    711,223,107   --       711,223,107
Rights/Warrants
   Belgium......................           --        988,779   --           988,779
Securities Lending Collateral...           --    185,511,906   --       185,511,906
Futures Contracts**.............    2,227,752             --   --         2,227,752
                                 ------------ --------------   --    --------------
TOTAL........................... $475,731,331 $5,313,072,736   --    $5,788,804,067
                                 ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
COMMON STOCKS -- (49.7%)
UNITED STATES -- (49.7%)
    Alexandria Real Estate Equities, Inc....   440,200         $   62,680,078                0.8%
    American Campus Communities, Inc........   541,167             25,543,082                0.3%
    American Tower Corp..................... 1,735,168            338,878,310                4.1%
#   Apartment Investment & Management Co.,
      Class A...............................   596,218             29,429,327                0.4%
    AvalonBay Communities, Inc..............   540,749            108,652,697                1.3%
    Boston Properties, Inc..................   604,073             83,132,526                1.0%
    Camden Property Trust...................   378,145             38,060,294                0.5%
    Crown Castle International Corp......... 1,598,444            201,052,286                2.4%
    Digital Realty Trust, Inc...............   811,085             95,472,792                1.2%
    Douglas Emmett, Inc.....................   637,971             26,278,026                0.3%
    Duke Realty Corp........................ 1,424,778             44,339,091                0.5%
    Equinix, Inc............................   326,117            148,285,400                1.8%
    Equity LifeStyle Properties, Inc........   339,485             39,617,900                0.5%
#   Equity Residential...................... 1,437,485            109,852,604                1.3%
    Essex Property Trust, Inc...............   258,189             72,938,393                0.9%
    Extra Space Storage, Inc................   499,040             51,745,458                0.6%
    Federal Realty Investment Trust.........   295,613             39,567,800                0.5%
    Gaming and Leisure Properties, Inc......   810,069             32,710,586                0.4%
    HCP, Inc................................ 1,855,776             55,265,009                0.7%
    Host Hotels & Resorts, Inc.............. 2,894,703             55,694,086                0.7%
    Invitation Homes, Inc................... 1,210,697             30,097,924                0.4%
    Iron Mountain, Inc...................... 1,082,735             35,167,233                0.4%
    Kilroy Realty Corp......................   403,004             30,995,038                0.4%
#   Kimco Realty Corp....................... 1,677,460             29,171,029                0.4%
    Lamar Advertising Co., Class A..........   340,339             28,135,825                0.3%
    Liberty Property Trust..................   587,563             29,166,627                0.4%
    Medical Properties Trust, Inc........... 1,472,857             25,716,083                0.3%
    Mid-America Apartment Communities, Inc..   452,548             49,513,224                0.6%
    National Retail Properties, Inc.........   629,516             33,125,132                0.4%
#   Omega Healthcare Investors, Inc.........   812,285             28,746,766                0.3%
    Prologis, Inc........................... 2,458,318            188,479,247                2.3%
    Public Storage..........................   614,993            136,024,152                1.6%
    Realty Income Corp...................... 1,192,635             83,496,376                1.0%
    Regency Centers Corp....................   602,401             40,463,248                0.5%
#*  SBA Communications Corp.................   443,093             90,271,337                1.1%
    Simon Property Group, Inc............... 1,214,648            210,984,358                2.5%
    SL Green Realty Corp....................   357,734             31,602,222                0.4%
    STORE Capital Corp......................   810,598             27,009,125                0.3%
    Sun Communities, Inc....................   343,197             42,240,687                0.5%
#   UDR, Inc................................ 1,083,311             48,694,829                0.6%
#   Ventas, Inc............................. 1,394,014             85,188,196                1.0%
    VEREIT, Inc............................. 3,882,639             32,070,598                0.4%
    Vornado Realty Trust....................   682,155             47,164,197                0.6%
    Welltower, Inc.......................... 1,494,898            111,414,748                1.3%
#   WP Carey, Inc...........................   515,153             40,861,936                0.5%
    Other Securities........................                      963,237,241               11.4%
                                                               --------------               ----
TOTAL UNITED STATES.........................                    4,158,233,123               50.1%
                                                               --------------               ----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                             PERCENTAGE
                                                 SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ----------- ------------------------------- ---------------
AFFILIATED INVESTMENT COMPANIES -- (49.3%)
      DFA International Real Estate
        Securities Portfolio of DFA
        Investment Dimensions Group Inc....... 569,492,445         $2,898,716,544                34.9%
      DFA Real Estate Securities Portfolio of
        DFA Investment Dimensions Group Inc...  32,458,571          1,232,451,966                14.9%
                                                                   --------------               -----
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES...................................                      4,131,168,510                49.8%
                                                                   --------------               -----
TOTAL INVESTMENT SECURITIES...................                      8,289,401,633
                                                                   --------------

                                                                       VALUE+
                                                           -------------------------------
SECURITIES LENDING COLLATERAL -- (1.0%)
@(S)  The DFA Short Term Investment Fund......   7,486,114             86,621,822                 1.0%
                                                                   --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $7,200,357,965).....................                       $8,376,023,455               100.9%
                                                                   ==============               =====

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
                                         -------------- ----------- -------- --------------
Common Stocks
   United States........................ $4,158,233,123          --       -- $4,158,233,123
Affiliated Investment Companies.........  4,131,168,510          --       --  4,131,168,510
Securities Lending Collateral...........             -- $86,621,822       --     86,621,822
                                         -------------- ----------- -------- --------------
TOTAL................................... $8,289,401,633 $86,621,822       -- $8,376,023,455
                                         ============== =========== ======== ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                               PERCENTAGE
                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.3%)
AUSTRALIA -- (7.0%)
    Beach Energy, Ltd............................ 34,112,182         $   51,152,859                0.4%
    Cleanaway Waste Management, Ltd.............. 49,762,479             79,022,413                0.6%
    Downer EDI, Ltd.............................. 11,238,963             61,363,475                0.5%
#   Metcash, Ltd................................. 21,781,214             44,072,925                0.3%
    OZ Minerals, Ltd.............................  7,939,160             55,901,729                0.4%
    Other Securities.............................                       717,574,772                5.1%
                                                                     --------------                ---
TOTAL AUSTRALIA..................................                     1,009,088,173                7.3%
                                                                     --------------                ---
AUSTRIA -- (1.0%)
    Wienerberger AG..............................  2,440,116             56,076,062                0.4%
    Other Securities.............................                        82,618,291                0.6%
                                                                     --------------                ---
TOTAL AUSTRIA....................................                       138,694,353                1.0%
                                                                     --------------                ---
BELGIUM -- (1.5%)
    Ackermans & van Haaren NV....................    368,716             59,408,631                0.4%
    Other Securities.............................                       154,368,598                1.2%
                                                                     --------------                ---
TOTAL BELGIUM....................................                       213,777,229                1.6%
                                                                     --------------                ---
CANADA -- (8.0%)
#   Laurentian Bank of Canada....................  1,556,662             49,313,082                0.4%
    TransAlta Corp...............................  6,574,340             44,362,196                0.3%
#   Whitecap Resources, Inc...................... 11,057,354             44,486,928                0.3%
    Yamana Gold, Inc............................. 19,748,423             43,338,332                0.3%
    Other Securities.............................                       960,747,917                7.0%
                                                                     --------------                ---
TOTAL CANADA.....................................                     1,142,248,455                8.3%
                                                                     --------------                ---
CHINA -- (0.0%)
    Other Securities.............................                         2,684,455                0.0%
                                                                     --------------                ---
DENMARK -- (1.6%)
    Jyske Bank A.S...............................  1,646,223             66,399,521                0.5%
    Other Securities.............................                       158,903,562                1.1%
                                                                     --------------                ---
TOTAL DENMARK....................................                       225,303,083                1.6%
                                                                     --------------                ---
FINLAND -- (2.4%)
    Cargotec Oyj, Class B........................  1,064,031             43,684,338                0.3%
    Kesko Oyj, Class B...........................  1,457,604             75,795,263                0.6%
    Other Securities.............................                       219,878,446                1.6%
                                                                     --------------                ---
TOTAL FINLAND....................................                       339,358,047                2.5%
                                                                     --------------                ---
FRANCE -- (4.1%)
    Rexel SA.....................................  7,556,241            101,585,317                0.7%
    Other Securities.............................                       481,145,509                3.5%
                                                                     --------------                ---
TOTAL FRANCE.....................................                       582,730,826                4.2%
                                                                     --------------                ---
GERMANY -- (6.1%)
    Aareal Bank AG...............................  1,935,615             67,704,197                0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                              PERCENTAGE
                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                 ---------- ------------------------------- ---------------
GERMANY -- (Continued)
    Aurubis AG..................  1,195,600         $   58,460,362                0.4%
    K+S AG......................  4,442,728             90,464,467                0.7%
    Rheinmetall AG..............    642,265             74,006,883                0.5%
    Other Securities............                       588,301,090                4.3%
                                                    --------------               ----
TOTAL GERMANY...................                       878,936,999                6.4%
                                                    --------------               ----
GREECE -- (0.0%)
    Other Security..............                             1,927                0.0%
                                                    --------------               ----
HONG KONG -- (3.2%)
    Other Securities............                       454,049,994                3.3%
                                                    --------------               ----
IRELAND -- (0.1%)
    Other Securities............                        13,594,966                0.1%
                                                    --------------               ----
ISRAEL -- (0.7%)
    Other Securities............                       100,886,550                0.7%
                                                    --------------               ----
ITALY -- (5.1%)
#*  Banco BPM SpA............... 25,325,494             60,287,784                0.4%
#   BPER Banca.................. 14,354,646             69,015,446                0.5%
#   Buzzi Unicem SpA............  2,457,060             54,781,702                0.4%
*   Saipem SpA.................. 13,917,366             70,595,564                0.5%
    Societa Cattolica di
      Assicurazioni SC..........  4,984,565             46,441,266                0.3%
#   Unione di Banche Italiane
      SpA....................... 25,232,083             78,771,560                0.6%
    Unipol Gruppo SpA........... 12,113,158             61,706,155                0.5%
    Other Securities............                       292,928,959                2.1%
                                                    --------------               ----
TOTAL ITALY.....................                       734,528,436                5.3%
                                                    --------------               ----
JAPAN -- (23.3%)
    Other Securities............                     3,342,221,086               24.2%
                                                    --------------               ----
NETHERLANDS -- (2.9%)
    APERAM SA...................  1,534,555             47,342,277                0.3%
    ASR Nederland NV............  1,361,979             60,599,950                0.4%
#   Boskalis Westminster........  2,428,813             66,658,949                0.5%
    SBM Offshore NV.............  5,272,467             97,838,067                0.7%
    Other Securities............                       147,279,313                1.1%
                                                    --------------               ----
TOTAL NETHERLANDS...............                       419,718,556                3.0%
                                                    --------------               ----
NEW ZEALAND -- (0.4%)
    Other Securities............                        56,888,500                0.4%
                                                    --------------               ----
NORWAY -- (1.0%)
    Other Securities............                       144,965,724                1.1%
                                                    --------------               ----
PORTUGAL -- (0.4%)
    Other Securities............                        52,714,854                0.4%
                                                    --------------               ----
SINGAPORE -- (0.9%)
    Other Securities............                       135,457,705                1.0%
                                                    --------------               ----
SPAIN -- (2.5%)
    Acciona SA..................    808,315             93,749,013                0.7%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                                                 PERCENTAGE
                                                      SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                    ---------- ------------------------------- ---------------
SPAIN -- (Continued)
      Acerinox SA..................................  4,586,964         $    47,775,309                0.4%
      Other Securities.............................                        218,669,739                1.5%
                                                                       ---------------              -----
TOTAL SPAIN........................................                        360,194,061                2.6%
                                                                       ---------------              -----
SWEDEN -- (2.4%)
      Other Securities.............................                        344,055,774                2.5%
                                                                       ---------------              -----
SWITZERLAND -- (3.8%)
      Helvetia Holding AG..........................    124,493              79,112,059                0.6%
      Other Securities.............................                        459,928,963                3.3%
                                                                       ---------------              -----
TOTAL SWITZERLAND..................................                        539,041,022                3.9%
                                                                       ---------------              -----
UNITED KINGDOM -- (15.9%)
      Aggreko P.L.C................................  4,276,442              47,674,741                0.4%
      Bellway P.L.C................................  3,238,330             131,500,270                1.0%
      Bovis Homes Group P.L.C......................  4,767,183              69,118,189                0.5%
      Close Brothers Group P.L.C...................  2,938,517              59,578,070                0.4%
      Grafton Group P.L.C..........................  5,338,210              61,525,374                0.5%
      Greene King P.L.C............................  9,040,744              75,715,316                0.6%
      Hiscox, Ltd..................................  5,112,603             111,826,369                0.8%
      Meggitt P.L.C................................ 13,157,225              93,624,479                0.7%
      National Express Group P.L.C................. 10,266,182              55,045,202                0.4%
      Phoenix Group Holdings P.L.C.................  9,980,022              94,335,610                0.7%
      Redrow P.L.C.................................  7,551,086              60,780,663                0.4%
      Travis Perkins P.L.C.........................  4,528,375              82,628,035                0.6%
      Tullow Oil P.L.C............................. 26,387,832              77,372,331                0.6%
      Vesuvius P.L.C...............................  7,530,093              60,751,698                0.4%
      Other Securities.............................                      1,197,482,727                8.5%
                                                                       ---------------              -----
TOTAL UNITED KINGDOM...............................                      2,278,959,074               16.5%
                                                                       ---------------              -----
TOTAL COMMON STOCKS................................                     13,510,099,849               97.9%
                                                                       ---------------              -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities.............................                         14,629,570                0.1%
                                                                       ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.............................                            321,588                0.0%
                                                                       ---------------              -----
TOTAL INVESTMENT SECURITIES........................                     13,525,051,007
                                                                       ---------------

                                                                           VALUE+
                                                               -------------------------------
SECURITIES LENDING COLLATERAL -- (5.6%)
@(S)  The DFA Short Term Investment Fund........... 68,907,478             797,328,425                5.8%
                                                                       ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $13,520,917,039).........................                      $14,322,379,432              103.8%
                                                                       ===============              =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of April 30, 2019, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                     UNREALIZED
                                    NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                         --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index...........   1,162    06/21/19  $165,091,553 $171,307,850   $6,216,297
                                                         ------------ ------------   ----------
TOTAL FUTURES CONTRACTS............                      $165,091,553 $171,307,850   $6,216,297
                                                         ============ ============   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------------------
                                                 LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                              -------------- --------------- ------- ---------------
Common Stocks
   Australia.................................             -- $ 1,009,088,173   --    $ 1,009,088,173
   Austria...................................             --     138,694,353   --        138,694,353
   Belgium...................................             --     213,777,229   --        213,777,229
   Canada.................................... $1,142,248,389              66   --      1,142,248,455
   China.....................................             --       2,684,455   --          2,684,455
   Denmark...................................             --     225,303,083   --        225,303,083
   Finland...................................             --     339,358,047   --        339,358,047
   France....................................             --     582,730,826   --        582,730,826
   Germany...................................             --     878,936,999   --        878,936,999
   Greece....................................             --           1,927   --              1,927
   Hong Kong.................................        501,286     453,548,708   --        454,049,994
   Ireland...................................             --      13,594,966   --         13,594,966
   Israel....................................             --     100,886,550   --        100,886,550
   Italy.....................................             --     734,528,436   --        734,528,436
   Japan.....................................             --   3,342,221,086   --      3,342,221,086
   Netherlands...............................             --     419,718,556   --        419,718,556
   New Zealand...............................             --      56,888,500   --         56,888,500
   Norway....................................             --     144,965,724   --        144,965,724
   Portugal..................................             --      52,714,854   --         52,714,854
   Singapore.................................             --     135,457,705   --        135,457,705
   Spain.....................................             --     360,194,061   --        360,194,061
   Sweden....................................      4,356,064     339,699,710   --        344,055,774
   Switzerland...............................             --     539,041,022   --        539,041,022
   United Kingdom............................             --   2,278,959,074   --      2,278,959,074
Preferred Stocks
   Germany...................................             --      14,629,570   --         14,629,570
Rights/Warrants
   Canada....................................             --         315,178   --            315,178
   Japan.....................................             --           6,410   --              6,410
Securities Lending Collateral................             --     797,328,425   --        797,328,425
Futures Contracts**..........................      6,216,297              --   --          6,216,297
                                              -------------- ---------------   --    ---------------
TOTAL........................................ $1,153,322,036 $13,175,273,693   --    $14,328,595,729
                                              ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                        SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                        ------- ------------------------------- ---------------
COMMON STOCKS -- (93.2%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking
      Group, Ltd....................... 253,042          $  4,854,504                 0.2%
    BHP Group, Ltd..................... 314,531             8,323,227                 0.3%
    National Australia Bank, Ltd....... 266,218             4,753,330                 0.2%
    Other Securities...................                   146,397,949                 5.7%
                                                         ------------                 ---
TOTAL AUSTRALIA........................                   164,329,010                 6.4%
                                                         ------------                 ---
AUSTRIA -- (0.7%)
    Other Securities...................                    18,509,683                 0.7%
                                                         ------------                 ---
BELGIUM -- (1.2%)
    Other Securities...................                    32,170,816                 1.2%
                                                         ------------                 ---
CANADA -- (8.6%)
    Bank of Nova Scotia (The)..........  96,755             5,327,330                 0.2%
    Barrick Gold Corp.................. 351,525             4,471,398                 0.2%
    Canadian Natural Resources, Ltd.... 173,634             5,205,547                 0.2%
    Suncor Energy, Inc................. 125,816             4,151,928                 0.2%
    Teck Resources, Ltd., Class B...... 260,318             6,156,521                 0.3%
    Other Securities...................                   210,308,016                 8.0%
                                                         ------------                 ---
TOTAL CANADA...........................                   235,620,740                 9.1%
                                                         ------------                 ---
CHINA -- (0.0%)
    Other Securities...................                       234,438                 0.0%
                                                         ------------                 ---
DENMARK -- (1.8%)
    GN Store Nord A.S..................  95,918             4,916,304                 0.2%
    Other Securities...................                    45,307,175                 1.7%
                                                         ------------                 ---
TOTAL DENMARK..........................                    50,223,479                 1.9%
                                                         ------------                 ---
FINLAND -- (1.8%)
    UPM-Kymmene Oyj.................... 228,744             6,458,544                 0.3%
    Other Securities...................                    42,762,198                 1.6%
                                                         ------------                 ---
TOTAL FINLAND..........................                    49,220,742                 1.9%
                                                         ------------                 ---
FRANCE -- (6.8%)
    Arkema SA..........................  50,957             5,232,090                 0.2%
    BNP Paribas SA.....................  90,176             4,800,347                 0.2%
    Cie de Saint-Gobain................ 149,152             6,115,224                 0.2%
    Orange SA.......................... 287,736             4,496,897                 0.2%
#   Peugeot SA......................... 315,797             8,279,843                 0.3%
    Total SA........................... 257,810            14,331,854                 0.6%
    Other Securities...................                   143,604,280                 5.5%
                                                         ------------                 ---
TOTAL FRANCE...........................                   186,860,535                 7.2%
                                                         ------------                 ---
GERMANY -- (6.5%)
    Allianz SE.........................  24,364             5,889,123                 0.2%
    BASF SE............................  54,159             4,421,592                 0.2%
    Bayer AG...........................  64,921             4,319,507                 0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                              PERCENTAGE
                                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Bayerische Motoren Werke AG..................    50,795          $  4,333,241                 0.2%
*   Commerzbank AG...............................   560,765             5,054,393                 0.2%
    Daimler AG...................................   139,507             9,156,678                 0.4%
    E.ON SE......................................   588,434             6,326,680                 0.3%
    Other Securities.............................                     138,549,174                 5.2%
                                                                     ------------                ----
TOTAL GERMANY....................................                     178,050,388                 6.9%
                                                                     ------------                ----
HONG KONG -- (2.8%)
    Other Securities.............................                      77,556,491                 3.0%
                                                                     ------------                ----
IRELAND -- (0.6%)
    Other Securities.............................                      16,928,203                 0.7%
                                                                     ------------                ----
ISRAEL -- (0.8%)
    Other Securities.............................                      23,157,968                 0.9%
                                                                     ------------                ----
ITALY -- (2.9%)
    Fiat Chrysler Automobiles NV.................   368,536             5,679,654                 0.2%
    Other Securities.............................                      74,498,655                 2.9%
                                                                     ------------                ----
TOTAL ITALY......................................                      80,178,309                 3.1%
                                                                     ------------                ----
JAPAN -- (21.9%)
    Mitsubishi UFJ Financial Group, Inc..........   928,900             4,608,761                 0.2%
    Toyota Motor Corp............................    73,263             4,535,745                 0.2%
    Toyota Motor Corp., Sponsored ADR............    36,827             4,551,817                 0.2%
    Other Securities.............................                     584,585,279                22.5%
                                                                     ------------                ----
TOTAL JAPAN......................................                     598,281,602                23.1%
                                                                     ------------                ----
NETHERLANDS -- (2.5%)
    ASR Nederland NV.............................    90,869             4,043,129                 0.2%
    Other Securities.............................                      63,759,149                 2.4%
                                                                     ------------                ----
TOTAL NETHERLANDS................................                      67,802,278                 2.6%
                                                                     ------------                ----
NEW ZEALAND -- (0.5%)
    Other Securities.............................                      13,309,584                 0.5%
                                                                     ------------                ----
NORWAY -- (1.0%)
    Other Securities.............................                      27,423,029                 1.1%
                                                                     ------------                ----
PORTUGAL -- (0.4%)
    Other Securities.............................                       9,588,818                 0.4%
                                                                     ------------                ----
SINGAPORE -- (1.0%)
    Other Securities.............................                      27,250,032                 1.1%
                                                                     ------------                ----
SPAIN -- (1.9%)
    Banco Santander SA........................... 1,159,792             5,879,419                 0.2%
    Other Securities.............................                      45,702,324                 1.8%
                                                                     ------------                ----
TOTAL SPAIN......................................                      51,581,743                 2.0%
                                                                     ------------                ----
SWEDEN -- (2.7%)
    Other Securities.............................                      73,067,775                 2.8%
                                                                     ------------                ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SWITZERLAND -- (5.8%)
      Adecco Group AG.........................     92,364         $    5,306,587                 0.2%
#     Baloise Holding AG......................     23,966              4,108,762                 0.2%
      Helvetia Holding AG.....................      7,972              5,065,998                 0.2%
      Nestle SA...............................    110,012             10,591,692                 0.4%
      Novartis AG.............................     52,784              4,325,124                 0.2%
      Novartis AG, Sponsored ADR..............     73,269              6,024,910                 0.2%
      Zurich Insurance Group AG...............     14,600              4,654,009                 0.2%
      Other Securities........................                       119,286,320                 4.6%
                                                                  --------------               -----
TOTAL SWITZERLAND.............................                       159,363,402                 6.2%
                                                                  --------------               -----
UNITED KINGDOM -- (15.0%)
      Anglo American P.L.C....................    296,123              7,684,303                 0.3%
      Aviva P.L.C.............................    758,044              4,257,270                 0.2%
      BP P.L.C., Sponsored ADR................    244,019             10,670,958                 0.4%
      British American Tobacco P.L.C..........    165,283              6,470,651                 0.3%
      Glencore P.L.C..........................  1,539,187              6,106,815                 0.2%
      HSBC Holdings P.L.C., Sponsored ADR.....    303,186             13,209,814                 0.5%
      Kingfisher P.L.C........................  1,175,179              4,052,236                 0.2%
      Lloyds Banking Group P.L.C..............  6,332,142              5,178,648                 0.2%
      Royal Dutch Shell P.L.C., Sponsored
        ADR, Class A..........................    161,774             10,277,490                 0.4%
#     Royal Dutch Shell P.L.C., Sponsored
        ADR, Class B..........................    102,022              6,620,208                 0.3%
      Standard Chartered P.L.C................    573,981              5,248,007                 0.2%
      Travis Perkins P.L.C....................    285,927              5,217,233                 0.2%
      Other Securities........................                       325,556,869                12.5%
                                                                  --------------               -----
TOTAL UNITED KINGDOM..........................                       410,550,502                15.9%
                                                                  --------------               -----
UNITED STATES -- (0.0%)
      Other Securities........................                         1,222,313                 0.0%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     2,552,481,880                98.7%
                                                                  --------------               -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG...........................     32,365              5,650,997                 0.2%
      Other Securities........................                         8,584,636                 0.3%
                                                                  --------------               -----
TOTAL GERMANY.................................                        14,235,633                 0.5%
                                                                  --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security..........................                            11,631                 0.0%
                                                                  --------------               -----
TOTAL PREFERRED STOCKS........................                        14,247,264                 0.5%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                           112,313                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...................                     2,566,841,457
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (6.3%)
@(S)  The DFA Short Term Investment Fund...... 14,838,909            171,701,017                 6.7%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,484,658,648).....................                      $2,738,542,474               105.9%
                                                                  ==============               =====

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
Common Stocks
   Australia............................ $  3,352,135 $  160,976,875   --    $  164,329,010
   Austria..............................           --     18,509,683   --        18,509,683
   Belgium..............................      571,706     31,599,110   --        32,170,816
   Canada...............................  235,361,131        259,609   --       235,620,740
   China................................           --        234,438   --           234,438
   Denmark..............................      125,288     50,098,191   --        50,223,479
   Finland..............................      140,180     49,080,562   --        49,220,742
   France...............................      513,859    186,346,676   --       186,860,535
   Germany..............................    4,504,988    173,545,400   --       178,050,388
   Hong Kong............................      345,200     77,211,291   --        77,556,491
   Ireland..............................    2,645,025     14,283,178   --        16,928,203
   Israel...............................      994,653     22,163,315   --        23,157,968
   Italy................................    1,057,536     79,120,773   --        80,178,309
   Japan................................    9,705,190    588,576,412   --       598,281,602
   Netherlands..........................    7,506,412     60,295,866   --        67,802,278
   New Zealand..........................        9,148     13,300,436   --        13,309,584
   Norway...............................      282,744     27,140,285   --        27,423,029
   Portugal.............................           --      9,588,818   --         9,588,818
   Singapore............................        4,124     27,245,908   --        27,250,032
   Spain................................    1,761,885     49,819,858   --        51,581,743
   Sweden...............................      343,373     72,724,402   --        73,067,775
   Switzerland..........................   11,323,848    148,039,554   --       159,363,402
   United Kingdom.......................   59,584,175    350,966,327   --       410,550,502
   United States........................    1,210,449         11,864   --         1,222,313
Preferred Stocks
   Germany..............................           --     14,235,633   --        14,235,633
   United Kingdom.......................           --         11,631   --            11,631
Rights/Warrants
   Canada...............................           --         63,937   --            63,937
   Hong Kong............................           --            823   --               823
   Sweden...............................           --         42,548   --            42,548
   Switzerland..........................           --          5,005   --             5,005
Securities Lending Collateral...........           --    171,701,017   --       171,701,017
                                         ------------ --------------   --    --------------
TOTAL................................... $341,343,049 $2,397,199,425   --    $2,738,542,474
                                         ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                       PERCENTAGE
                                             SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------- ------------------------------- ---------------
COMMON STOCKS -- (93.1%)
AUSTRALIA -- (5.8%)
    BHP Group, Ltd.......................... 193,864           $ 5,130,096                 1.2%
    CSL, Ltd................................  22,583             3,167,532                 0.7%
    Other Securities........................                    18,500,807                 4.2%
                                                               -----------                 ---
TOTAL AUSTRALIA.............................                    26,798,435                 6.1%
                                                               -----------                 ---
AUSTRIA -- (0.2%)
    Other Securities........................                       786,232                 0.2%
                                                               -----------                 ---
BELGIUM -- (1.0%)
#   Anheuser-Busch InBev SA.................  30,001             2,667,303                 0.6%
    Other Securities........................                     2,171,214                 0.5%
                                                               -----------                 ---
TOTAL BELGIUM...............................                     4,838,517                 1.1%
                                                               -----------                 ---
CANADA -- (8.1%)
    Canadian National Railway Co............  34,801             3,228,837                 0.7%
    Magna International, Inc................  35,924             1,998,811                 0.5%
    Royal Bank of Canada....................  34,564             2,754,405                 0.6%
    Other Securities........................                    29,599,791                 6.8%
                                                               -----------                 ---
TOTAL CANADA................................                    37,581,844                 8.6%
                                                               -----------                 ---
DENMARK -- (1.4%)
    Novo Nordisk A.S., Class B.............. 112,830             5,528,054                 1.2%
    Other Securities........................                     1,191,149                 0.3%
                                                               -----------                 ---
TOTAL DENMARK...............................                     6,719,203                 1.5%
                                                               -----------                 ---
FINLAND -- (0.9%)
    Other Securities........................                     4,239,688                 1.0%
                                                               -----------                 ---
FRANCE -- (9.4%)
    Airbus SE...............................  27,556             3,773,234                 0.9%
    Cie Generale des Etablissements
      Michelin SCA..........................  20,502             2,651,124                 0.6%
    Danone SA...............................  29,506             2,386,373                 0.5%
#   Kering SA...............................   3,989             2,360,508                 0.5%
    Legrand SA..............................  27,507             2,023,219                 0.5%
#   LVMH Moet Hennessy Louis Vuitton SE.....  16,314             6,405,155                 1.5%
    Orange SA............................... 135,207             2,113,090                 0.5%
#   Vinci SA................................  29,561             2,985,551                 0.7%
    Other Securities........................                    18,756,744                 4.2%
                                                               -----------                 ---
TOTAL FRANCE................................                    43,454,998                 9.9%
                                                               -----------                 ---
GERMANY -- (6.9%)
    Adidas AG...............................   9,039             2,328,338                 0.5%
    BASF SE.................................  46,056             3,760,055                 0.9%
    Deutsche Boerse AG......................  15,758             2,105,621                 0.5%
    Deutsche Post AG........................  59,452             2,066,577                 0.5%
    Deutsche Telekom AG..................... 208,363             3,491,101                 0.8%
    E.ON SE................................. 236,568             2,543,514                 0.6%
    Infineon Technologies AG................ 103,951             2,464,220                 0.6%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                      PERCENTAGE
                                            SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                            ------- ------------------------------- ---------------
GERMANY -- (Continued)
    Other Securities.......................                   $13,212,213                 2.9%
                                                              -----------                ----
TOTAL GERMANY..............................                    31,971,639                 7.3%
                                                              -----------                ----
HONG KONG -- (2.9%)
    Hong Kong Exchanges & Clearing, Ltd....  63,435             2,203,656                 0.5%
    Other Securities.......................                    11,284,908                 2.6%
                                                              -----------                ----
TOTAL HONG KONG............................                    13,488,564                 3.1%
                                                              -----------                ----
IRELAND -- (0.4%)
    Other Securities.......................                     1,919,748                 0.4%
                                                              -----------                ----
ISRAEL -- (0.4%)
    Other Securities.......................                     1,758,648                 0.4%
                                                              -----------                ----
ITALY -- (1.9%)
    Eni SpA................................ 117,209             1,997,375                 0.5%
    Other Securities.......................                     6,826,675                 1.5%
                                                              -----------                ----
TOTAL ITALY................................                     8,824,050                 2.0%
                                                              -----------                ----
JAPAN -- (21.0%)
    KDDI Corp.............................. 133,900             3,086,066                 0.7%
    SoftBank Group Corp....................  57,500             6,096,801                 1.4%
    Sony Corp..............................  87,200             4,392,098                 1.0%
    Other Securities.......................                    83,748,249                19.1%
                                                              -----------                ----
TOTAL JAPAN................................                    97,323,214                22.2%
                                                              -----------                ----
NETHERLANDS -- (3.0%)
#   ASML Holding NV........................   9,811             2,048,643                 0.5%
    Unilever NV............................  78,582             4,754,997                 1.1%
    Wolters Kluwer NV......................  31,955             2,230,378                 0.5%
    Other Securities.......................                     4,826,671                 1.1%
                                                              -----------                ----
TOTAL NETHERLANDS..........................                    13,860,689                 3.2%
                                                              -----------                ----
NEW ZEALAND -- (0.2%)
    Other Securities.......................                     1,069,995                 0.2%
                                                              -----------                ----
NORWAY -- (0.8%)
    Equinor ASA............................  95,318             2,124,793                 0.5%
    Other Securities.......................                     1,739,230                 0.4%
                                                              -----------                ----
TOTAL NORWAY...............................                     3,864,023                 0.9%
                                                              -----------                ----
PORTUGAL -- (0.1%)
    Other Security.........................                       394,376                 0.1%
                                                              -----------                ----
SINGAPORE -- (1.0%)
    Other Securities.......................                     4,835,433                 1.1%
                                                              -----------                ----
SPAIN -- (2.8%)
    Telefonica SA.......................... 353,217             2,944,894                 0.7%
    Other Securities.......................                    10,256,295                 2.3%
                                                              -----------                ----
TOTAL SPAIN................................                    13,201,189                 3.0%
                                                              -----------                ----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                           PERCENTAGE
                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               --------- ------------------------------- ---------------
SWEDEN -- (2.5%)
      Other Securities........................                    $ 11,380,969                  2.6%
                                                                  ------------                -----
SWITZERLAND -- (7.5%)
      ABB, Ltd................................   124,551             2,561,853                  0.6%
      Givaudan SA.............................     1,064             2,755,020                  0.6%
      Nestle SA...............................    53,459             5,146,904                  1.2%
      Roche Holding AG........................    46,633            12,304,737                  2.8%
      Other Securities........................                      12,116,086                  2.7%
                                                                  ------------                -----
TOTAL SWITZERLAND.............................                      34,884,600                  7.9%
                                                                  ------------                -----
UNITED KINGDOM -- (14.9%)
#     AstraZeneca P.L.C., Sponsored ADR.......   143,050             5,387,263                  1.2%
      BAE Systems P.L.C.......................   380,128             2,443,189                  0.6%
      BHP Group P.L.C.........................   131,628             3,107,021                  0.7%
      BT Group P.L.C.......................... 1,117,363             3,334,226                  0.8%
      Diageo P.L.C., Sponsored ADR............    31,343             5,285,683                  1.2%
      Experian P.L.C..........................    99,104             2,884,809                  0.7%
      Ferguson P.L.C..........................    29,833             2,123,107                  0.5%
      GlaxoSmithKline P.L.C., Sponsored ADR...   110,184             4,531,868                  1.0%
      Rio Tinto P.L.C., Sponsored ADR.........    58,717             3,458,431                  0.8%
      SSE P.L.C...............................   137,330             2,054,817                  0.5%
      Unilever P.L.C., Sponsored ADR..........    57,860             3,517,888                  0.8%
      Other Securities........................                      30,816,173                  6.9%
                                                                  ------------                -----
TOTAL UNITED KINGDOM..........................                      68,944,475                 15.7%
                                                                  ------------                -----
TOTAL COMMON STOCKS...........................                     432,140,529                 98.5%
                                                                  ------------                -----
PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG...........................    13,688             2,389,953                  0.5%
      Other Securities........................                       1,118,059                  0.3%
                                                                  ------------                -----
TOTAL GERMANY.................................                       3,508,012                  0.8%
                                                                  ------------                -----
UNITED KINGDOM -- (0.0%)
      Other Security..........................                          13,814                  0.0%
                                                                  ------------                -----
TOTAL PREFERRED STOCKS........................                       3,521,826                  0.8%
                                                                  ------------                -----
TOTAL INVESTMENT SECURITIES...................                     435,662,355
                                                                  ------------

                                                                     VALUE+
                                                         -------------------------------
SECURITIES LENDING COLLATERAL -- (6.1%)
@(S)  The DFA Short Term Investment Fund...... 2,456,957            28,429,451                  6.5%
                                                                  ------------                -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $453,336,694).......................                      $464,091,806                105.8%
                                                                  ============                =====

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ---------------------------------------------
                                                LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                              ----------- ------------ ------- ------------
Common Stocks
   Australia.................................          -- $ 26,798,435   --    $ 26,798,435
   Austria...................................          --      786,232   --         786,232
   Belgium...................................          --    4,838,517   --       4,838,517
   Canada.................................... $37,581,844           --   --      37,581,844
   Denmark...................................          --    6,719,203   --       6,719,203
   Finland...................................          --    4,239,688   --       4,239,688
   France....................................          --   43,454,998   --      43,454,998
   Germany...................................          --   31,971,639   --      31,971,639
   Hong Kong.................................          --   13,488,564   --      13,488,564
   Ireland...................................      72,785    1,846,963   --       1,919,748
   Israel....................................     475,162    1,283,486   --       1,758,648
   Italy.....................................   1,066,611    7,757,439   --       8,824,050
   Japan.....................................          --   97,323,214   --      97,323,214
   Netherlands...............................   5,358,487    8,502,202   --      13,860,689
   New Zealand...............................          --    1,069,995   --       1,069,995
   Norway....................................          --    3,864,023   --       3,864,023
   Portugal..................................          --      394,376   --         394,376
   Singapore.................................          --    4,835,433   --       4,835,433
   Spain.....................................          --   13,201,189   --      13,201,189
   Sweden....................................          --   11,380,969   --      11,380,969
   Switzerland...............................      35,390   34,849,210   --      34,884,600
   United Kingdom............................  23,379,473   45,565,002   --      68,944,475
Preferred Stocks
   Germany...................................          --    3,508,012   --       3,508,012
   United Kingdom............................          --       13,814   --          13,814
Securities Lending Collateral................          --   28,429,451   --      28,429,451
                                              ----------- ------------   --    ------------
TOTAL........................................ $67,969,752 $396,122,054   --    $464,091,806
                                              =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                               SHARES      VALUE+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
   The DFA Investment Trust Company..........................           $181,089,000
Investment in Dimensional Emerging Markets Value Fund........             75,229,703
Investment in DFA International Small Cap Value Portfolio of
   DFA Investment Dimensions Group Inc....................... 1,380,166   25,795,301
                                                                        ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
 (Cost $264,095,856).........................................           $282,114,004
                                                                        ============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------
                                             LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                           ------------ ------- ------- ------------
Affiliated Investment Companies........... $282,114,004   --      --    $282,114,004
                                           ------------   --      --    ------------
TOTAL..................................... $282,114,004   --      --    $282,114,004
                                           ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                       PERCENTAGE
                                             SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------- ------------------------------- ---------------
COMMON STOCKS -- (99.1%)
AUSTRALIA -- (5.3%)
    BlueScope Steel, Ltd.................... 117,966           $ 1,121,006                 0.2%
    Boral, Ltd.............................. 337,513             1,155,523                 0.2%
    Incitec Pivot, Ltd...................... 464,128             1,102,956                 0.2%
    Other Securities........................                    25,866,726                 4.7%
                                                               -----------                 ---
TOTAL AUSTRALIA.............................                    29,246,211                 5.3%
                                                               -----------                 ---
AUSTRIA -- (0.6%)
    Raiffeisen Bank International AG........  43,878             1,170,325                 0.2%
    Other Securities........................                     2,284,689                 0.4%
                                                               -----------                 ---
TOTAL AUSTRIA...............................                     3,455,014                 0.6%
                                                               -----------                 ---
BELGIUM -- (1.1%)
    Ageas...................................  35,582             1,880,346                 0.4%
    Other Securities........................                     4,033,830                 0.7%
                                                               -----------                 ---
TOTAL BELGIUM...............................                     5,914,176                 1.1%
                                                               -----------                 ---
BRAZIL -- (1.8%)
    Other Securities........................                     9,795,246                 1.8%
                                                               -----------                 ---
CANADA -- (6.2%)
*   Kinross Gold Corp....................... 413,553             1,315,023                 0.2%
    Lundin Mining Corp...................... 216,814             1,163,613                 0.2%
    Tourmaline Oil Corp.....................  83,893             1,254,293                 0.2%
    Other Securities........................                    30,594,535                 5.6%
                                                               -----------                 ---
TOTAL CANADA................................                    34,327,464                 6.2%
                                                               -----------                 ---
CHILE -- (0.2%)
    Other Securities........................                     1,228,505                 0.2%
                                                               -----------                 ---
CHINA -- (6.9%)
    Other Securities........................                    37,837,811                 6.8%
                                                               -----------                 ---
COLOMBIA -- (0.1%)
    Other Securities........................                       530,455                 0.1%
                                                               -----------                 ---
DENMARK -- (1.5%)
    ISS A.S.................................  34,088             1,061,555                 0.2%
    Other Securities........................                     7,192,246                 1.3%
                                                               -----------                 ---
TOTAL DENMARK...............................                     8,253,801                 1.5%
                                                               -----------                 ---
FINLAND -- (1.6%)
    Huhtamaki Oyj...........................  30,631             1,171,365                 0.2%
    Other Securities........................                     7,738,337                 1.4%
                                                               -----------                 ---
TOTAL FINLAND...............................                     8,909,702                 1.6%
                                                               -----------                 ---
FRANCE -- (4.2%)
    Arkema SA...............................  18,073             1,855,674                 0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                       PERCENTAGE
                                             SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------- ------------------------------- ---------------
FRANCE -- (Continued)
    Rexel SA................................  88,383           $ 1,188,212                 0.2%
    SCOR SE.................................  47,204             1,927,084                 0.4%
    Valeo SA................................  44,231             1,608,802                 0.3%
    Other Securities........................                    16,638,567                 3.0%
                                                               -----------                ----
TOTAL FRANCE................................                    23,218,339                 4.2%
                                                               -----------                ----
GERMANY -- (5.6%)
*   Commerzbank AG.......................... 311,524             2,807,888                 0.5%
    Covestro AG.............................  26,810             1,473,145                 0.3%
    Fraport AG Frankfurt Airport Services
      Worldwide.............................  12,970             1,079,689                 0.2%
    GEA Group AG............................  45,578             1,276,990                 0.2%
    K+S AG..................................  59,745             1,216,550                 0.2%
    KION Group AG...........................  19,993             1,375,371                 0.3%
    Rheinmetall AG..........................  12,040             1,387,345                 0.3%
    RWE AG..................................  51,929             1,331,981                 0.2%
    Other Securities........................                    18,669,126                 3.3%
                                                               -----------                ----
TOTAL GERMANY...............................                    30,618,085                 5.5%
                                                               -----------                ----
GREECE -- (0.0%)
    Other Securities........................                        92,714                 0.0%
                                                               -----------                ----
HONG KONG -- (2.0%)
    Other Securities........................                    10,860,128                 1.9%
                                                               -----------                ----
INDIA -- (2.7%)
    Other Securities........................                    14,806,923                 2.7%
                                                               -----------                ----
INDONESIA -- (0.6%)
    Other Securities........................                     3,229,386                 0.6%
                                                               -----------                ----
IRELAND -- (0.8%)
    Bank of Ireland Group P.L.C............. 376,009             2,403,640                 0.4%
    Other Securities........................                     1,723,480                 0.3%
                                                               -----------                ----
TOTAL IRELAND...............................                     4,127,120                 0.7%
                                                               -----------                ----
ISRAEL -- (0.5%)
    Other Securities........................                     2,681,922                 0.5%
                                                               -----------                ----
ITALY -- (2.7%)
*   Banco BPM SpA........................... 469,718             1,118,173                 0.2%
    Mediobanca Banca di Credito Finanziario
      SpA................................... 181,748             1,926,402                 0.4%
    Other Securities........................                    11,742,143                 2.1%
                                                               -----------                ----
TOTAL ITALY.................................                    14,786,718                 2.7%
                                                               -----------                ----
JAPAN -- (17.8%)
    Other Securities........................                    98,114,421                17.7%
                                                               -----------                ----
MALAYSIA -- (0.8%)
    Other Securities........................                     4,656,785                 0.8%
                                                               -----------                ----
MEXICO -- (0.8%)
    Other Securities........................                     4,195,121                 0.7%
                                                               -----------                ----

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                       PERCENTAGE
                                             SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------- ------------------------------- ---------------
NETHERLANDS -- (1.8%)
    ASR Nederland NV........................  44,759           $ 1,991,509                 0.4%
    Randstad NV.............................  32,096             1,835,610                 0.3%
    Other Securities........................                     5,990,083                 1.1%
                                                               -----------                 ---
TOTAL NETHERLANDS...........................                     9,817,202                 1.8%
                                                               -----------                 ---
NEW ZEALAND -- (0.4%)
    Other Securities........................                     2,177,834                 0.4%
                                                               -----------                 ---
NORWAY -- (0.9%)
    Other Securities........................                     4,988,111                 0.9%
                                                               -----------                 ---
PHILIPPINES -- (0.3%)
    Other Securities........................                     1,750,444                 0.3%
                                                               -----------                 ---
POLAND -- (0.4%)
    Other Securities........................                     2,326,670                 0.4%
                                                               -----------                 ---
PORTUGAL -- (0.3%)
    Other Securities........................                     1,583,684                 0.3%
                                                               -----------                 ---
RUSSIA -- (0.2%)
    Other Securities........................                     1,093,642                 0.2%
                                                               -----------                 ---
SINGAPORE -- (0.7%)
    Other Securities........................                     3,699,849                 0.7%
                                                               -----------                 ---
SOUTH AFRICA -- (1.6%)
    Other Securities........................                     9,074,674                 1.6%
                                                               -----------                 ---
SOUTH KOREA -- (4.4%)
    Other Securities........................                    23,979,637                 4.3%
                                                               -----------                 ---
SPAIN -- (2.0%)
    Banco de Sabadell SA.................... 940,647             1,095,228                 0.2%
    Siemens Gamesa Renewable Energy SA......  70,530             1,266,751                 0.2%
    Other Securities........................                     8,623,004                 1.6%
                                                               -----------                 ---
TOTAL SPAIN.................................                    10,984,983                 2.0%
                                                               -----------                 ---
SWEDEN -- (2.1%)
    Other Securities........................                    11,721,413                 2.1%
                                                               -----------                 ---
SWITZERLAND -- (3.0%)
    Adecco Group AG.........................  41,835             2,403,545                 0.5%
    Baloise Holding AG......................  14,564             2,496,871                 0.5%
    Other Securities........................                    11,704,356                 2.0%
                                                               -----------                 ---
TOTAL SWITZERLAND...........................                    16,604,772                 3.0%
                                                               -----------                 ---
TAIWAN -- (4.0%)
    Other Securities........................                    22,189,449                 4.0%
                                                               -----------                 ---
THAILAND -- (0.8%)
    Other Securities........................                     4,267,816                 0.8%
                                                               -----------                 ---

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                         PERCENTAGE
                                               SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ------- ------------------------------- ---------------
TURKEY -- (0.2%)
      Other Securities........................                  $  1,131,716                 0.2%
                                                                ------------                ----
UNITED KINGDOM -- (12.2%)
      Banco Esprito Santa S.A.................  70,105             1,777,083                 0.3%
      Barratt Developments P.L.C.............. 315,818             2,484,490                 0.5%
      Bellway P.L.C...........................  39,175             1,590,796                 0.3%
      Berkeley Group Holdings P.L.C...........  30,006             1,471,993                 0.3%
      Cineworld Group P.L.C................... 257,540             1,068,714                 0.2%
      Direct Line Insurance Group P.L.C....... 396,236             1,705,023                 0.3%
      DS Smith P.L.C.......................... 325,866             1,522,007                 0.3%
      Investec P.L.C.......................... 211,733             1,343,764                 0.2%
      John Wood Group P.L.C................... 173,764             1,065,305                 0.2%
      Kingfisher P.L.C........................ 558,682             1,926,440                 0.4%
      Phoenix Group Holdings P.L.C............ 129,773             1,226,672                 0.2%
      RSA Insurance Group P.L.C............... 159,774             1,132,655                 0.2%
      Tate & Lyle P.L.C....................... 109,620             1,098,697                 0.2%
      Taylor Wimpey P.L.C..................... 951,078             2,254,822                 0.4%
      Travis Perkins P.L.C....................  79,648             1,453,316                 0.3%
      Tullow Oil P.L.C........................ 435,039             1,275,588                 0.2%
      Wm Morrison Supermarkets P.L.C.......... 712,962             2,009,570                 0.4%
      Other Securities........................                    40,478,083                 7.2%
                                                                ------------                ----
TOTAL UNITED KINGDOM..........................                    66,885,018                12.1%
                                                                ------------                ----
UNITED STATES -- (0.0%)
      Other Security..........................                           137                 0.0%
                                                                ------------                ----
TOTAL COMMON STOCKS...........................                   545,163,098                98.3%
                                                                ------------                ----
PREFERRED STOCKS -- (0.5%)
BRAZIL -- (0.3%)
      Other Securities........................                     1,962,639                 0.4%
                                                                ------------                ----
COLOMBIA -- (0.0%)
      Other Security..........................                        47,914                 0.0%
                                                                ------------                ----
GERMANY -- (0.2%)
      Other Securities........................                     1,038,446                 0.2%
                                                                ------------                ----
TOTAL PREFERRED STOCKS........................                     3,048,999                 0.6%
                                                                ------------                ----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                        26,292                 0.0%
                                                                ------------                ----
TOTAL INVESTMENT SECURITIES...................                   548,238,389
                                                                ------------

                                                                   VALUE+
                                                       -------------------------------
SECURITIES LENDING COLLATERAL -- (0.4%)
@(S)  The DFA Short Term Investment Fund...... 167,260             1,935,363                 0.3%
                                                                ------------                ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $545,413,063).......................                    $550,173,752                99.2%
                                                                ============                ====

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                           LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                         ----------- ------------ ------- ------------
Common Stocks
   Australia............................          -- $ 29,246,211   --    $ 29,246,211
   Austria..............................          --    3,455,014   --       3,455,014
   Belgium..............................          --    5,914,176   --       5,914,176
   Brazil............................... $ 9,795,246           --   --       9,795,246
   Canada...............................  33,965,112      362,352   --      34,327,464
   Chile................................   1,228,505           --   --       1,228,505
   China................................   2,791,086   35,046,725   --      37,837,811
   Colombia.............................     530,455           --   --         530,455
   Denmark..............................          --    8,253,801   --       8,253,801
   Finland..............................          --    8,909,702   --       8,909,702
   France...............................          --   23,218,339   --      23,218,339
   Germany..............................          --   30,618,085   --      30,618,085
   Greece...............................          --       92,714   --          92,714
   Hong Kong............................       3,941   10,856,187   --      10,860,128
   India................................     120,339   14,686,584   --      14,806,923
   Indonesia............................          --    3,229,386   --       3,229,386
   Ireland..............................          --    4,127,120   --       4,127,120
   Israel...............................          --    2,681,922   --       2,681,922
   Italy................................          --   14,786,718   --      14,786,718
   Japan................................          --   98,114,421   --      98,114,421
   Malaysia.............................          --    4,656,785   --       4,656,785
   Mexico...............................   4,195,121           --   --       4,195,121
   Netherlands..........................          --    9,817,202   --       9,817,202
   New Zealand..........................          --    2,177,834   --       2,177,834
   Norway...............................          --    4,988,111   --       4,988,111
   Philippines..........................          --    1,750,444   --       1,750,444
   Poland...............................          --    2,326,670   --       2,326,670
   Portugal.............................          --    1,583,684   --       1,583,684
   Russia...............................     878,603      215,039   --       1,093,642
   Singapore............................          --    3,699,849   --       3,699,849
   South Africa.........................     510,325    8,564,349   --       9,074,674
   South Korea..........................          --   23,979,637   --      23,979,637
   Spain................................          --   10,984,983   --      10,984,983
   Sweden...............................      78,402   11,643,011   --      11,721,413
   Switzerland..........................          --   16,604,772   --      16,604,772
   Taiwan...............................          --   22,189,449   --      22,189,449
   Thailand.............................   4,264,646        3,170   --       4,267,816
   Turkey...............................          --    1,131,716   --       1,131,716
   United Kingdom.......................          --   66,885,018   --      66,885,018
   United States........................          --          137   --             137
Preferred Stocks
   Brazil...............................   1,962,639           --   --       1,962,639
   Colombia.............................      47,914           --   --          47,914
   Germany..............................          --    1,038,446   --       1,038,446
Rights/Warrants
   Brazil...............................          --          656   --             656
   Canada...............................          --       12,692   --          12,692
   Hong Kong............................          --          337   --             337
   South Korea..........................          --       12,607   --          12,607
Securities Lending Collateral...........          --    1,935,363   --       1,935,363
                                         ----------- ------------   --    ------------
TOTAL................................... $60,372,334 $489,801,418   --    $550,173,752
                                         =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                               PERCENTAGE
                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.1%)
AUSTRALIA -- (4.4%)
    BHP Group, Ltd...............................    487,213          $ 12,892,798                 0.4%
#   Commonwealth Bank of Australia...............    139,804             7,347,429                 0.2%
#   Westpac Banking Corp.........................    334,539             6,498,888                 0.2%
    Other Securities.............................                      139,231,490                 3.8%
                                                                      ------------                 ---
TOTAL AUSTRALIA..................................                      165,970,605                 4.6%
                                                                      ------------                 ---
AUSTRIA -- (0.4%)
    Other Securities.............................                       16,228,525                 0.5%
                                                                      ------------                 ---
BELGIUM -- (0.8%)
    Other Securities.............................                       30,957,542                 0.9%
                                                                      ------------                 ---
BRAZIL -- (1.6%)
    Vale SA......................................    471,732             6,027,332                 0.2%
    Other Securities.............................                       53,716,228                 1.4%
                                                                      ------------                 ---
TOTAL BRAZIL.....................................                       59,743,560                 1.6%
                                                                      ------------                 ---
CANADA -- (6.1%)
    Bank of Montreal.............................     92,353             7,293,116                 0.2%
    Royal Bank of Canada.........................     91,254             7,272,031                 0.2%
    Other Securities.............................                      218,675,028                 6.0%
                                                                      ------------                 ---
TOTAL CANADA.....................................                      233,240,175                 6.4%
                                                                      ------------                 ---
CHILE -- (0.3%)
    Other Securities.............................                       10,406,136                 0.3%
                                                                      ------------                 ---
CHINA -- (7.9%)
*   Alibaba Group Holding, Ltd., Sponsored ADR...     33,127             6,147,377                 0.2%
    China Construction Bank Corp., Class H....... 12,926,000            11,395,112                 0.3%
    China Mobile, Ltd............................    841,000             8,024,319                 0.2%
    Industrial & Commercial Bank of China, Ltd.,
      Class H....................................  8,084,000             6,080,460                 0.2%
    Ping An Insurance Group Co. of China, Ltd.,
      Class H....................................    712,000             8,618,516                 0.3%
    Tencent Holdings, Ltd........................    307,300            15,146,093                 0.4%
    Other Securities.............................                      242,825,147                 6.6%
                                                                      ------------                 ---
TOTAL CHINA......................................                      298,237,024                 8.2%
                                                                      ------------                 ---
COLOMBIA -- (0.1%)
    Other Securities.............................                        3,434,489                 0.1%
                                                                      ------------                 ---
CZECH REPUBLIC -- (0.0%)
    Other Securities.............................                        1,852,898                 0.1%
                                                                      ------------                 ---
DENMARK -- (1.3%)
    Other Securities.............................                       48,237,838                 1.3%
                                                                      ------------                 ---
EGYPT -- (0.0%)
    Other Securities.............................                          210,815                 0.0%
                                                                      ------------                 ---

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CONTINUED

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
FINLAND -- (1.1%)
    Other Securities........................                    $ 42,318,404                 1.2%
                                                                ------------                 ---
FRANCE -- (5.7%)
#   LVMH Moet Hennessy Louis Vuitton SE.....    19,797             7,772,641                 0.2%
    Orange SA...............................   390,196             6,098,198                 0.2%
#   Peugeot SA..............................   282,821             7,415,249                 0.2%
#   Sanofi..................................    72,266             6,305,156                 0.2%
#   Total SA................................   269,003            14,954,081                 0.4%
    Other Securities........................                     172,813,723                 4.7%
                                                                ------------                 ---
TOTAL FRANCE................................                     215,359,048                 5.9%
                                                                ------------                 ---
GERMANY -- (5.0%)
    Allianz SE..............................    31,191             7,539,305                 0.2%
    BASF SE.................................   138,625            11,317,475                 0.3%
    Bayerische Motoren Werke AG.............    76,817             6,553,137                 0.2%
    Daimler AG..............................   174,048            11,423,810                 0.3%
    Deutsche Telekom AG.....................   609,489            10,211,927                 0.3%
    Other Securities........................                     144,047,572                 4.0%
                                                                ------------                 ---
TOTAL GERMANY...............................                     191,093,226                 5.3%
                                                                ------------                 ---
GREECE -- (0.0%)
    Other Securities........................                         666,287                 0.0%
                                                                ------------                 ---
HONG KONG -- (2.2%)
    AIA Group, Ltd.......................... 1,173,600            12,017,002                 0.4%
    Other Securities........................                      69,815,093                 1.9%
                                                                ------------                 ---
TOTAL HONG KONG.............................                      81,832,095                 2.3%
                                                                ------------                 ---
HUNGARY -- (0.1%)
    Other Securities........................                       3,593,032                 0.1%
                                                                ------------                 ---
INDIA -- (2.7%)
    Reliance Industries, Ltd................   296,998             5,948,406                 0.2%
    Other Securities........................                      95,762,390                 2.6%
                                                                ------------                 ---
TOTAL INDIA.................................                     101,710,796                 2.8%
                                                                ------------                 ---
INDONESIA -- (0.6%)
    Other Securities........................                      20,939,175                 0.6%
                                                                ------------                 ---
IRELAND -- (0.5%)
    Other Securities........................                      18,938,285                 0.5%
                                                                ------------                 ---
ISRAEL -- (0.5%)
    Other Securities........................                      19,173,205                 0.5%
                                                                ------------                 ---
ITALY -- (2.1%)
    Enel SpA................................ 1,025,364             6,492,772                 0.2%
    Eni SpA.................................   378,555             6,451,008                 0.2%
    Other Securities........................                      66,079,696                 1.8%
                                                                ------------                 ---
TOTAL ITALY.................................                      79,023,476                 2.2%
                                                                ------------                 ---

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
JAPAN -- (15.6%)
    Honda Motor Co., Ltd....................   259,300          $  7,235,230                 0.2%
    SoftBank Group Corp.....................    97,372            10,324,482                 0.3%
    Toyota Motor Corp.......................   287,188            17,779,936                 0.5%
    Other Securities........................                     557,881,499                15.3%
                                                                ------------                ----
TOTAL JAPAN.................................                     593,221,147                16.3%
                                                                ------------                ----
MALAYSIA -- (0.6%)
    Other Securities........................                      22,311,895                 0.6%
                                                                ------------                ----
MEXICO -- (0.7%)
    Other Securities........................                      27,144,120                 0.8%
                                                                ------------                ----
NETHERLANDS -- (1.8%)
    Other Securities........................                      70,278,121                 1.9%
                                                                ------------                ----
NEW ZEALAND -- (0.3%)
    Other Securities........................                      11,709,084                 0.3%
                                                                ------------                ----
NORWAY -- (0.7%)
    Other Securities........................                      25,921,324                 0.7%
                                                                ------------                ----
PERU -- (0.0%)
    Other Securities........................                         516,631                 0.0%
                                                                ------------                ----
PHILIPPINES -- (0.3%)
    Other Securities........................                      10,771,560                 0.3%
                                                                ------------                ----
POLAND -- (0.3%)
    Other Securities........................                      11,909,148                 0.3%
                                                                ------------                ----
PORTUGAL -- (0.2%)
    Other Securities........................                       6,515,495                 0.2%
                                                                ------------                ----
RUSSIA -- (0.3%)
    Other Securities........................                      10,649,081                 0.3%
                                                                ------------                ----
SINGAPORE -- (0.7%)
    Other Securities........................                      27,881,229                 0.8%
                                                                ------------                ----
SOUTH AFRICA -- (1.8%)
    Other Securities........................                      69,152,041                 1.9%
                                                                ------------                ----
SOUTH KOREA -- (3.7%)
    Samsung Electronics Co., Ltd............   589,596            23,181,272                 0.7%
    SK Hynix, Inc...........................    96,784             6,549,448                 0.2%
    Other Securities........................                     110,792,141                 3.0%
                                                                ------------                ----
TOTAL SOUTH KOREA...........................                     140,522,861                 3.9%
                                                                ------------                ----
SPAIN -- (1.7%)
#   Banco Santander SA...................... 1,662,997             8,430,356                 0.2%
    Iberdrola S.A...........................   704,062             6,398,087                 0.2%
    Other Securities........................                      50,029,086                 1.4%
                                                                ------------                ----
TOTAL SPAIN.................................                      64,857,529                 1.8%
                                                                ------------                ----

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
SWEDEN -- (1.9%)
    Other Securities........................                   $   72,586,602                2.0%
                                                               --------------               ----
SWITZERLAND -- (4.3%)
    ABB, Ltd................................   294,037              6,047,962                0.2%
    Nestle SA...............................   222,893             21,459,604                0.6%
    Novartis AG.............................   132,989             10,897,127                0.3%
    Roche Holding AG........................    43,545             11,489,927                0.3%
    Other Securities........................                      113,772,128                3.1%
                                                               --------------               ----
TOTAL SWITZERLAND...........................                      163,666,748                4.5%
                                                               --------------               ----
TAIWAN -- (3.8%)
    Other Securities........................                      144,026,769                4.0%
                                                               --------------               ----
THAILAND -- (0.7%)
    Other Securities........................                       26,016,746                0.7%
                                                               --------------               ----
TURKEY -- (0.2%)
    Other Securities........................                        7,581,942                0.2%
                                                               --------------               ----
UNITED KINGDOM -- (11.1%)
    Anglo American P.L.C....................   412,690             10,709,181                0.3%
    BP P.L.C., Sponsored ADR................   472,008             20,640,910                0.6%
    British American Tobacco P.L.C..........   161,622              6,327,327                0.2%
    Glencore P.L.C.......................... 1,708,314              6,777,835                0.2%
#   HSBC Holdings P.L.C., Sponsored ADR.....   351,872             15,331,063                0.4%
    Legal & General Group P.L.C............. 1,662,435              6,045,494                0.2%
#   Rio Tinto P.L.C., Sponsored ADR.........   172,914             10,184,635                0.3%
    Royal Dutch Shell P.L.C., Sponsored
      ADR, Class A..........................   161,107             10,235,128                0.3%
    Royal Dutch Shell P.L.C., Sponsored
      ADR, Class B..........................   124,657              8,088,993                0.2%
    Vodafone Group P.L.C.................... 3,422,553              6,348,404                0.2%
    Other Securities........................                      320,769,591                8.7%
                                                               --------------               ----
TOTAL UNITED KINGDOM........................                      421,458,561               11.6%
                                                               --------------               ----
UNITED STATES -- (0.0%)
    Other Securities........................                        1,325,292                0.0%
                                                               --------------               ----
TOTAL COMMON STOCKS.........................                    3,573,190,562               98.5%
                                                               --------------               ----
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Other Securities........................                       16,537,223                0.5%
                                                               --------------               ----
CHILE -- (0.0%)
    Other Securities........................                          346,759                0.0%
                                                               --------------               ----
COLOMBIA -- (0.0%)
    Other Securities........................                          660,459                0.0%
                                                               --------------               ----
GERMANY -- (0.4%)
    Volkswagen AG...........................    43,057              7,517,842                0.2%
    Other Securities........................                        8,316,117                0.2%
                                                               --------------               ----
TOTAL GERMANY...............................                       15,833,959                0.4%
                                                               --------------               ----

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SOUTH KOREA -- (0.0%)
      Other Security..........................                    $       33,084                 0.0%
                                                                  --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security..........................                            20,289                 0.0%
                                                                  --------------               -----
TOTAL PREFERRED STOCKS........................                        33,431,773                 0.9%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                           218,100                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...................                     3,606,840,435
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@(S)  The DFA Short Term Investment Fund...... 16,397,197            189,731,965                 5.2%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,595,775,532).......................                    $3,796,572,400               104.6%
                                                                  ==============               =====

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ----------------------------------------------
                                                             LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                           ------------ ------------ ------- ------------
Common Stocks
   Australia.............................................. $  1,053,786 $164,916,819   --    $165,970,605
   Austria................................................           --   16,228,525   --      16,228,525
   Belgium................................................      119,594   30,837,948   --      30,957,542
   Brazil.................................................   59,743,560           --   --      59,743,560
   Canada.................................................  232,989,193      250,982   --     233,240,175
   Chile..................................................   10,406,136           --   --      10,406,136
   China..................................................   31,483,117  266,753,907   --     298,237,024
   Colombia...............................................    3,434,489           --   --       3,434,489
   Czech Republic.........................................           --    1,852,898   --       1,852,898
   Denmark................................................      408,385   47,829,453   --      48,237,838
   Egypt..................................................       63,379      147,436   --         210,815
   Finland................................................      209,454   42,108,950   --      42,318,404
   France.................................................    1,309,553  214,049,495   --     215,359,048
   Germany................................................    1,677,961  189,415,265   --     191,093,226
   Greece.................................................           --      666,287   --         666,287
   Hong Kong..............................................       98,923   81,733,172   --      81,832,095
   Hungary................................................           --    3,593,032   --       3,593,032
   India..................................................    1,363,590  100,347,206   --     101,710,796
   Indonesia..............................................      160,500   20,778,675   --      20,939,175
   Ireland................................................    5,723,125   13,215,160   --      18,938,285
   Israel.................................................    1,025,326   18,147,879   --      19,173,205
   Italy..................................................       73,767   78,949,709   --      79,023,476
   Japan..................................................    2,929,046  590,292,101   --     593,221,147
   Malaysia...............................................           --   22,311,895   --      22,311,895
   Mexico.................................................   27,143,885          235   --      27,144,120
   Netherlands............................................    9,436,509   60,841,612   --      70,278,121
   New Zealand............................................           --   11,709,084   --      11,709,084
   Norway.................................................      267,420   25,653,904   --      25,921,324
   Peru...................................................      516,489          142   --         516,631

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
   Philippines.......................... $    169,925 $   10,601,635   --    $   10,771,560
   Poland...............................           --     11,909,148   --        11,909,148
   Portugal.............................           --      6,515,495   --         6,515,495
   Russia...............................    5,224,716      5,424,365   --        10,649,081
   Singapore............................           --     27,881,229   --        27,881,229
   South Africa.........................    4,831,627     64,320,414   --        69,152,041
   South Korea..........................    1,979,732    138,543,129   --       140,522,861
   Spain................................      381,240     64,476,289   --        64,857,529
   Sweden...............................      154,301     72,432,301   --        72,586,602
   Switzerland..........................    5,131,151    158,535,597   --       163,666,748
   Taiwan...............................    6,094,510    137,932,259   --       144,026,769
   Thailand.............................   26,014,291          2,455   --        26,016,746
   Turkey...............................       12,528      7,569,414   --         7,581,942
   United Kingdom.......................   97,449,017    324,009,544   --       421,458,561
   United States........................    1,325,165            127   --         1,325,292
Preferred Stocks
   Brazil...............................   16,537,223             --   --        16,537,223
   Chile................................      346,759             --   --           346,759
   Colombia.............................      660,459             --   --           660,459
   Germany..............................           --     15,833,959   --        15,833,959
   South Korea..........................           --         33,084   --            33,084
   United Kingdom.......................           --         20,289   --            20,289
Rights/Warrants
   Brazil...............................           --          1,259   --             1,259
   Canada...............................           --         16,967   --            16,967
   Hong Kong............................           --            306   --               306
   India................................           --        137,647   --           137,647
   Indonesia............................           --         14,958   --            14,958
   South Korea..........................           --         36,287   --            36,287
   Sweden...............................           --          4,444   --             4,444
   Switzerland..........................           --          6,232   --             6,232
Securities Lending Collateral...........           --    189,731,965   --       189,731,965
                                         ------------ --------------   --    --------------
TOTAL................................... $557,949,831 $3,238,622,569   --    $3,796,572,400
                                         ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc............................... 19,720,320 $479,400,982
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc............................... 22,601,745  300,151,179
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc...............................  4,868,403  103,015,403
                                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
 (Cost $767,832,413).................................................            $882,567,564
                                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 2.370%
 (Cost $630,323).....................................................    630,323      630,323
                                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $768,462,736).................................................            $883,197,887
                                                                                 ============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -----------------------------------------
                                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                        ------------ ------- ------- ------------
Affiliated Investment Companies........................ $882,567,564   --      --    $882,567,564
Temporary Cash Investments.............................      630,323   --      --         630,323
                                                        ------------   --      --    ------------
TOTAL.................................................. $883,197,887   --      --    $883,197,887
                                                        ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                    SHARES      VALUE+
                                                                  ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
   DFA Investment Dimensions Group Inc...........................  9,143,937 $204,732,749
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc........................... 10,278,887  136,503,620
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc...........................  3,562,894   75,390,838
                                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $337,134,951)............................................            $416,627,207
                                                                             ============

As of April 30, 2019, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                 UNREALIZED
                                                                                  FOREIGN
                                                                                  EXCHANGE
                                                                    SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD           COUNTERPARTY             DATE    (DEPRECIATION)
------------------   ------------------ ---------------------------- ---------- -------------
NOK    10,220,433   USD      1,176,629 Citibank, N.A.                05/02/19     $  8,012
USD     1,188,478   NOK     10,220,433 Citibank, N.A.                05/02/19        3,836
USD    19,949,333   GBP     15,262,707 State Street Bank and Trust   05/09/19       39,280
USD     3,358,486   SEK     31,046,986 Citibank, N.A.                05/13/19       86,695
USD     7,203,382   CHF      7,189,819 State Street Bank and Trust   05/13/19      140,362
USD    13,859,230   HKD    108,641,115 State Street Bank and Trust   05/17/19        7,465
USD    34,438,858   EUR     30,561,928 State Street Bank and Trust   05/24/19       98,170
USD     1,270,456   SGD      1,718,856 Citibank, N.A.                06/04/19        6,013
USD       550,418   NZD        801,731 Citibank, N.A.                06/19/19       14,475
USD     7,596,960   AUD     10,708,124 Citibank, N.A.                06/21/19       39,254
USD     7,373,764   CAD      9,801,730 JP Morgan                     07/08/19       44,820
USD    27,687,554   JPY  3,064,591,116 Citibank, N.A.                07/08/19       25,971
                                                                                  --------
TOTAL APPRECIATION                                                                $514,353

USD       812,501   ILS      2,946,217 Bank of America Corp.         05/14/19     $ (6,984)
USD     2,150,010   DKK     14,359,041 Citibank, N.A.                06/03/19      (13,575)
USD     1,186,496   NOK     10,291,543 Citibank, N.A.                06/06/19       (8,041)
                                                                                  --------
TOTAL (DEPRECIATION)                                                              $(28,600)
                                                                                  --------
TOTAL APPRECIATION
(DEPRECIATION)                                                                    $485,753
                                                                                  ========

As of April 30, 2019, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                    UNREALIZED
                                     NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                          --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index............    87      06/21/19  $12,066,913 $12,825,975    $759,062
                                                          ----------- -----------    --------
TOTAL FUTURES CONTRACTS.............                      $12,066,913 $12,825,975    $759,062
                                                          =========== ===========    ========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------
                                           LEVEL 1    LEVEL 2  LEVEL 3    TOTAL
                                         ------------ -------- ------- ------------
Affiliated Investment Companies......... $416,627,207       --   --    $416,627,207
Forward Currency Contracts**............           -- $485,753   --         485,753
Futures Contracts**.....................      759,062       --   --         759,062
                                         ------------ --------   --    ------------
TOTAL................................... $417,386,269 $485,753   --    $417,872,022
                                         ============ ========   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Series of
   The DFA Investment Trust Company......................... $6,098,526,672
                                                             --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $6,098,526,672
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company......................... $7,022,074,961
                                                             --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $7,022,074,961
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund....... $18,498,093,245
                                                             ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $18,498,093,245
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                PERCENTAGE
                                                    SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ----------- ------------------------------- ---------------
COMMON STOCKS -- (95.7%)
BRAZIL -- (7.1%)
    Ambev SA, ADR................................  15,156,098         $   71,385,222                0.3%
    Banco Bradesco SA, ADR.......................  12,110,773            109,723,606                0.4%
    Lojas Renner SA..............................   5,227,997             62,505,037                0.2%
    Petroleo Brasileiro SA.......................  17,214,592            131,531,758                0.5%
    Vale SA......................................  19,234,312            245,757,324                0.9%
    Other Securities.............................                      1,469,084,791                4.9%
                                                                      --------------               ----
TOTAL BRAZIL.....................................                      2,089,987,738                7.2%
                                                                      --------------               ----
CHILE -- (1.2%)
    Other Securities.............................                        356,491,668                1.2%
                                                                      --------------               ----
CHINA -- (17.7%)
*   Alibaba Group Holding, Ltd., Sponsored ADR...   1,510,117            280,232,412                1.0%
    China Construction Bank Corp., Class H....... 226,157,302            199,372,416                0.7%
    China Mobile, Ltd............................  13,173,000            125,688,886                0.4%
    China Mobile, Ltd., Sponsored ADR............   1,997,961             95,242,801                0.3%
    China Overseas Land & Investment, Ltd........  18,806,033             70,459,660                0.3%
    China Resources Land, Ltd....................  13,684,610             59,598,620                0.2%
    CNOOC, Ltd...................................  43,446,000             78,912,425                0.3%
    Country Garden Holdings Co., Ltd.............  37,392,660             60,256,645                0.2%
    Industrial & Commercial Bank of China, Ltd.,
      Class H.................................... 149,722,725            112,615,411                0.4%
    NetEase, Inc., ADR...........................     270,176             76,873,177                0.3%
    Ping An Insurance Group Co. of China, Ltd.,
      Class H....................................  17,734,000            214,663,987                0.8%
    Sunac China Holdings, Ltd....................  12,410,000             63,956,183                0.2%
    Tencent Holdings, Ltd........................  10,834,800            534,021,752                1.9%
    Other Securities.............................                      3,219,509,316               10.9%
                                                                      --------------               ----
TOTAL CHINA......................................                      5,191,403,691               17.9%
                                                                      --------------               ----
COLOMBIA -- (0.4%)
    Other Securities.............................                        108,191,436                0.4%
                                                                      --------------               ----
CZECH REPUBLIC -- (0.2%)
    Other Securities.............................                         45,615,629                0.2%
                                                                      --------------               ----
EGYPT -- (0.1%)
    Other Securities.............................                         18,427,956                0.1%
                                                                      --------------               ----
GREECE -- (0.2%)
    Other Securities.............................                         65,058,032                0.2%
                                                                      --------------               ----
HONG KONG -- (0.0%)
    Other Securities.............................                          3,312,963                0.0%
                                                                      --------------               ----
HUNGARY -- (0.4%)
    Other Securities.............................                        121,380,233                0.4%
                                                                      --------------               ----
INDIA -- (12.5%)
    HCL Technologies, Ltd........................   3,553,227             60,303,307                0.2%
    HDFC Bank, Ltd...............................   2,994,559             99,546,222                0.4%
    Housing Development Finance Corp., Ltd.......   3,498,747            100,400,284                0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                     PERCENTAGE
                                                         SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                       ----------- ------------------------------- ---------------
INDIA -- (Continued)
    Infosys, Ltd......................................  12,734,298         $  136,704,354                0.5%
#   Infosys, Ltd., Sponsored ADR......................   7,416,008             79,796,246                0.3%
    Reliance Industries, Ltd..........................  10,635,522            213,012,886                0.8%
    Tata Consultancy Services, Ltd....................   3,896,968            126,439,039                0.5%
    Other Securities..................................                      2,847,339,560                9.5%
                                                                           --------------               ----
TOTAL INDIA...........................................                      3,663,541,898               12.6%
                                                                           --------------               ----
INDONESIA -- (2.8%)
    Bank Rakyat Indonesia Persero Tbk PT.............. 281,291,900             86,484,631                0.3%
    Other Securities..................................                        725,236,236                2.5%
                                                                           --------------               ----
TOTAL INDONESIA.......................................                        811,720,867                2.8%
                                                                           --------------               ----
MALAYSIA -- (2.9%)
    Public Bank Bhd...................................  11,077,811             60,306,925                0.2%
    Other Securities..................................                        789,597,424                2.7%
                                                                           --------------               ----
TOTAL MALAYSIA........................................                        849,904,349                2.9%
                                                                           --------------               ----
MEXICO -- (3.1%)
#   Grupo Financiero Banorte S.A.B. de C.V............  11,439,072             72,480,187                0.3%
#   Grupo Mexico S.A.B. de C.V., Series B.............  24,442,328             71,749,841                0.3%
    Other Securities..................................                        753,283,040                2.5%
                                                                           --------------               ----
TOTAL MEXICO..........................................                        897,513,068                3.1%
                                                                           --------------               ----
PERU -- (0.1%)
    Other Securities..................................                         41,950,684                0.2%
                                                                           --------------               ----
PHILIPPINES -- (1.2%)
    Other Securities..................................                        353,647,363                1.2%
                                                                           --------------               ----
POLAND -- (1.4%)
    Other Securities..................................                        414,399,091                1.4%
                                                                           --------------               ----
RUSSIA -- (1.5%)
    Other Securities..................................                        445,928,289                1.5%
                                                                           --------------               ----
SINGAPORE -- (0.0%)
    Other Security....................................                            140,464                0.0%
                                                                           --------------               ----
SOUTH AFRICA -- (6.9%)
    Absa Group, Ltd...................................   6,582,879             75,832,611                0.3%
    FirstRand, Ltd....................................  23,983,632            114,138,966                0.4%
#   MTN Group, Ltd....................................  15,515,059            112,408,584                0.4%
    Naspers, Ltd., Class N............................     671,488            172,740,493                0.6%
    Sanlam, Ltd.......................................  12,724,133             68,132,425                0.2%
#   Sasol, Ltd........................................   1,932,095             64,099,996                0.2%
    Standard Bank Group, Ltd..........................   8,843,736            123,510,283                0.4%
    Other Securities..................................                      1,299,021,116                4.5%
                                                                           --------------               ----
TOTAL SOUTH AFRICA....................................                      2,029,884,474                7.0%
                                                                           --------------               ----
SOUTH KOREA -- (16.0%)
    LG Chem, Ltd......................................     230,246             71,423,112                0.3%
    LG Electronics, Inc...............................   1,041,982             67,699,706                0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                           PERCENTAGE
                                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                              ---------- ------------------------------- ---------------
SOUTH KOREA -- (Continued)
#     Samsung Electronics Co., Ltd........................... 27,785,408         $ 1,092,444,830                3.8%
      SK Hynix, Inc..........................................  3,409,628             230,732,158                0.8%
      Other Securities.......................................                      3,223,842,624               11.0%
                                                                                 ---------------              -----
TOTAL SOUTH KOREA............................................                      4,686,142,430               16.2%
                                                                                 ---------------              -----
TAIWAN -- (15.8%)
      Hon Hai Precision Industry Co., Ltd.................... 35,204,403              99,111,950                0.4%
      Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652             345,476,942                1.2%
      Taiwan Semiconductor Manufacturing Co., Ltd.,
        Sponsored ADR........................................ 10,778,196             472,300,549                1.7%
      Other Securities.......................................                      3,711,113,152               12.7%
                                                                                 ---------------              -----
TOTAL TAIWAN.................................................                      4,628,002,593               16.0%
                                                                                 ---------------              -----
THAILAND -- (3.3%)
      PTT PCL................................................ 72,022,800             109,980,000                0.4%
      Other Securities.......................................                        859,270,765                2.9%
                                                                                 ---------------              -----
TOTAL THAILAND...............................................                        969,250,765                3.3%
                                                                                 ---------------              -----
TURKEY -- (0.9%)
      Other Securities.......................................                        274,213,109                1.0%
                                                                                 ---------------              -----
TOTAL COMMON STOCKS..........................................                     28,066,108,790               96.8%
                                                                                 ---------------              -----
PREFERRED STOCKS -- (2.1%)
BRAZIL -- (2.0%)
      Banco Bradesco SA......................................  7,287,556              66,127,169                0.2%
      Itau Unibanco Holding SA............................... 16,854,817             145,417,985                0.5%
      Petroleo Brasileiro SA................................. 24,466,728             169,159,929                0.6%
      Other Securities.......................................                        196,559,450                0.7%
                                                                                 ---------------              -----
TOTAL BRAZIL.................................................                        577,264,533                2.0%
                                                                                 ---------------              -----
CHILE -- (0.0%)
      Other Securities.......................................                          8,489,165                0.0%
                                                                                 ---------------              -----
COLOMBIA -- (0.1%)
      Other Securities.......................................                         20,298,523                0.1%
                                                                                 ---------------              -----
SOUTH KOREA -- (0.0%)
      Other Security.........................................                            694,794                0.0%
                                                                                 ---------------              -----
TOTAL PREFERRED STOCKS.......................................                        606,747,015                2.1%
                                                                                 ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.......................................                          5,255,525                0.0%
                                                                                 ---------------              -----
TOTAL INVESTMENT SECURITIES..................................                     28,678,111,330
                                                                                 ---------------

                                                                                     VALUE+
                                                                         -------------------------------
SECURITIES LENDING COLLATERAL -- (2.2%)
@(S)  The DFA Short Term Investment Fund..................... 55,974,340             647,679,091                2.2%
                                                                                 ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $25,447,581,911)...................................                      $29,325,790,421              101.1%
                                                                                 ===============              =====

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2019, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                     UNREALIZED
                                    NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                         --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R).....     650    06/21/19  $ 33,804,530 $ 35,106,500  $ 1,301,970
S&P 500(R) Emini Index.............   1,465    06/21/19   204,127,507  215,977,625   11,850,118
                                                         ------------ ------------  -----------
TOTAL FUTURES CONTRACTS............                      $237,932,037 $251,084,125  $13,152,088
                                                         ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                            LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                         -------------- -------------- ------- --------------
Common Stocks
   Brazil............................... $2,084,980,898 $    5,006,840   --    $2,089,987,738
   Chile................................    356,491,668             --   --       356,491,668
   China................................    909,849,945  4,281,553,746   --     5,191,403,691
   Colombia.............................    108,191,436             --   --       108,191,436
   Czech Republic.......................             --     45,615,629   --        45,615,629
   Egypt................................      1,613,440     16,814,516   --        18,427,956
   Greece...............................             --     65,058,032   --        65,058,032
   Hong Kong............................         12,747      3,300,216   --         3,312,963
   Hungary..............................        274,080    121,106,153   --       121,380,233
   India................................    151,687,990  3,511,853,908   --     3,663,541,898
   Indonesia............................     25,590,113    786,130,754   --       811,720,867
   Malaysia.............................             --    849,904,349   --       849,904,349
   Mexico...............................    897,487,028         26,040   --       897,513,068
   Peru.................................     41,948,389          2,295   --        41,950,684
   Philippines..........................      6,547,479    347,099,884   --       353,647,363
   Poland...............................             --    414,399,091   --       414,399,091
   Russia...............................    129,664,449    316,263,840   --       445,928,289
   Singapore............................             --        140,464   --           140,464
   South Africa.........................    146,184,465  1,883,700,009   --     2,029,884,474
   South Korea..........................    112,121,840  4,574,020,590   --     4,686,142,430
   Taiwan...............................    498,944,105  4,129,058,488   --     4,628,002,593
   Thailand.............................    968,994,179        256,586   --       969,250,765
   Turkey...............................      1,521,771    272,691,338   --       274,213,109
Preferred Stocks
   Brazil...............................    577,264,533             --   --       577,264,533
   Chile................................      8,489,165             --   --         8,489,165
   Colombia.............................     20,298,523             --   --        20,298,523
   South Korea..........................             --        694,794   --           694,794
Rights/Warrants
   Brazil...............................             --         11,091   --            11,091
   Hong Kong............................             --          4,145   --             4,145
   India................................             --      4,339,004   --         4,339,004
   Indonesia............................             --        257,235   --           257,235
   South Korea..........................             --        644,050   --           644,050

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------------------
                                                 LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                              -------------- --------------- ------- ---------------
Securities Lending Collateral................             -- $   647,679,091   --    $   647,679,091
Futures Contracts**.......................... $   13,152,088              --   --         13,152,088
                                              -------------- ---------------   --    ---------------
TOTAL........................................ $7,061,310,331 $22,277,632,178   --    $29,338,942,509
                                              ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                   EMERGING MARKETS TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                            PERCENTAGE
                                                  SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ------- ------------------------------- ---------------
COMMON STOCKS -- (98.1%)
BRAZIL -- (7.5%)
    CCR SA....................................... 137,800           $   410,824                 0.4%
    Cia Brasileira de Distribuicao...............  18,959               465,633                 0.4%
    Cielo SA..................................... 190,700               373,512                 0.3%
    Cosan SA.....................................  30,138               360,248                 0.3%
    Embraer SA...................................  74,866               374,989                 0.3%
    Gerdau SA, Sponsored ADR..................... 121,953               436,592                 0.4%
    Hypera SA....................................  65,100               466,198                 0.4%
    Kroton Educacional SA........................ 270,317               672,156                 0.6%
    Sul America SA...............................  54,300               432,062                 0.4%
    Other Securities.............................                     4,775,695                 4.0%
                                                                    -----------                ----
TOTAL BRAZIL.....................................                     8,767,909                 7.5%
                                                                    -----------                ----
CHILE -- (1.0%)
    Other Securities.............................                     1,179,562                 1.0%
                                                                    -----------                ----
CHINA -- (17.3%)
    Beijing Enterprises Water Group, Ltd......... 622,000               385,947                 0.3%
    China Jinmao Holdings Group, Ltd............. 604,000               391,616                 0.3%
    China National Building Material Co., Ltd.,
      Class H.................................... 444,000               413,238                 0.4%
    Kunlun Energy Co., Ltd....................... 372,000               393,486                 0.3%
#*  Semiconductor Manufacturing International
      Corp....................................... 345,500               369,930                 0.3%
    Shimao Property Holdings, Ltd................ 133,000               405,384                 0.4%
*   Vipshop Holdings, Ltd., ADR..................  53,520               460,807                 0.4%
*   YY, Inc., ADR................................   5,207               440,564                 0.4%
    Other Securities.............................                    17,132,798                14.5%
                                                                    -----------                ----
TOTAL CHINA......................................                    20,393,770                17.3%
                                                                    -----------                ----
COLOMBIA -- (0.4%)
    Other Securities.............................                       461,529                 0.4%
                                                                    -----------                ----
GREECE -- (0.3%)
    Other Securities.............................                       293,410                 0.2%
                                                                    -----------                ----
INDIA -- (11.7%)
    Indiabulls Housing Finance, Ltd..............  34,384               341,799                 0.3%
    LIC Housing Finance, Ltd.....................  50,638               361,499                 0.3%
    Lupin, Ltd...................................  30,254               378,981                 0.3%
    Shriram Transport Finance Co., Ltd...........  25,076               400,206                 0.4%
    Other Securities.............................                    12,321,030                10.4%
                                                                    -----------                ----
TOTAL INDIA......................................                    13,803,515                11.7%
                                                                    -----------                ----
INDONESIA -- (2.9%)
    Other Securities.............................                     3,456,579                 2.9%
                                                                    -----------                ----
MALAYSIA -- (3.1%)
    Other Securities.............................                     3,614,985                 3.1%
                                                                    -----------                ----
MEXICO -- (3.5%)
    Alfa S.A.B. de C.V., Class A................. 476,555               480,131                 0.4%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                              PERCENTAGE
                                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  --------- ------------------------------- ---------------
MEXICO -- (Continued)
*   Cemex S.A.B. de C.V.......................... 1,515,619           $   701,936                 0.6%
    Other Securities.............................                       2,965,391                 2.5%
                                                                      -----------                ----
TOTAL MEXICO.....................................                       4,147,458                 3.5%
                                                                      -----------                ----
PHILIPPINES -- (1.4%)
    Other Securities.............................                       1,594,988                 1.4%
                                                                      -----------                ----
POLAND -- (1.7%)
    Other Securities.............................                       1,988,757                 1.7%
                                                                      -----------                ----
RUSSIA -- (1.0%)
    Other Securities.............................                       1,190,475                 1.0%
                                                                      -----------                ----
SOUTH AFRICA -- (6.7%)
    African Rainbow Minerals, Ltd................    29,837               355,415                 0.3%
    Bidvest Group, Ltd. (The)....................    29,884               454,539                 0.4%
    Exxaro Resources, Ltd........................    43,210               494,461                 0.4%
    Gold Fields, Ltd., Sponsored ADR.............    91,296               342,360                 0.3%
*   Impala Platinum Holdings, Ltd................   106,402               427,916                 0.4%
    Sappi, Ltd...................................    74,610               356,268                 0.3%
    Telkom SA SOC, Ltd...........................    61,152               363,962                 0.3%
    Other Securities.............................                       5,099,648                 4.3%
                                                                      -----------                ----
TOTAL SOUTH AFRICA...............................                       7,894,569                 6.7%
                                                                      -----------                ----
SOUTH KOREA -- (17.1%)
    Daelim Industrial Co., Ltd...................     4,669               387,409                 0.3%
    DB Insurance Co., Ltd........................     8,076               473,132                 0.4%
    E-MART, Inc..................................     3,458               509,993                 0.4%
    GS Engineering & Construction Corp...........     9,935               345,671                 0.3%
    GS Holdings Corp.............................     8,154               363,382                 0.3%
    Hyundai Glovis Co., Ltd......................     2,953               403,968                 0.4%
    Korea Investment Holdings Co., Ltd...........     7,037               413,110                 0.4%
    Mirae Asset Daewoo Co., Ltd..................    64,437               431,237                 0.4%
*   Samsung Heavy Industries Co., Ltd............    71,715               505,815                 0.4%
    Shinsegae, Inc...............................     1,260               367,164                 0.3%
    Other Securities.............................                      15,874,933                13.5%
                                                                      -----------                ----
TOTAL SOUTH KOREA................................                      20,075,814                17.1%
                                                                      -----------                ----
TAIWAN -- (17.9%)
    Acer, Inc....................................   550,000               373,862                 0.3%
    Compal Electronics, Inc......................   690,000               446,025                 0.4%
    Foxconn Technology Co., Ltd..................   154,000               345,502                 0.3%
    Innolux Corp................................. 1,416,000               454,370                 0.4%
    Lite-On Technology Corp......................   333,000               469,849                 0.4%
    Pou Chen Corp................................   309,000               375,913                 0.3%
    Wistron Corp.................................   490,000               406,783                 0.4%
    Other Securities.............................                      18,173,934                15.4%
                                                                      -----------                ----
TOTAL TAIWAN.....................................                      21,046,238                17.9%
                                                                      -----------                ----
THAILAND -- (3.6%)
    Other Securities.............................                       4,287,011                 3.6%
                                                                      -----------                ----

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                      PERCENTAGE
                                             SHARES VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------ ------------------------------- ---------------
TURKEY -- (1.0%)
      Other Securities......................                 $  1,129,948                  1.0%
                                                             ------------                -----
TOTAL COMMON STOCKS.........................                  115,326,517                 98.0%
                                                             ------------                -----
PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.3%)
      Other Securities......................                    1,531,123                  1.3%
                                                             ------------                -----
COLOMBIA -- (0.0%)
      Other Security........................                       31,311                  0.1%
                                                             ------------                -----
SOUTH KOREA -- (0.0%)
      Other Security........................                        8,914                  0.0%
                                                             ------------                -----
TOTAL PREFERRED STOCKS......................                    1,571,348                  1.4%
                                                             ------------                -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities......................                       10,342                  0.0%
                                                             ------------                -----
TOTAL INVESTMENT SECURITIES.................                  116,908,207
                                                             ------------

                                                                VALUE+
                                                    -------------------------------
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S)  The DFA Short Term Investment Fund.... 62,928               728,139                  0.6%
                                                             ------------                -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $109,705,747).....................                   $117,636,346                100.0%
                                                             ============                =====

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------
                                               LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                              ---------- ----------- ------- -----------
Common Stocks
   Brazil.................................... $8,767,909          --   --    $ 8,767,909
   Chile.....................................  1,179,562          --   --      1,179,562
   China.....................................  1,631,838 $18,761,932   --     20,393,770
   Colombia..................................    461,529          --   --        461,529
   Greece....................................         --     293,410   --        293,410
   India.....................................    111,201  13,692,314   --     13,803,515
   Indonesia.................................         --   3,456,579   --      3,456,579
   Malaysia..................................         --   3,614,985   --      3,614,985
   Mexico....................................  4,147,458          --   --      4,147,458
   Philippines...............................         --   1,594,988   --      1,594,988
   Poland....................................         --   1,988,757   --      1,988,757
   Russia....................................  1,040,439     150,036   --      1,190,475
   South Africa..............................    634,932   7,259,637   --      7,894,569
   South Korea...............................         --  20,075,814   --     20,075,814
   Taiwan....................................         --  21,046,238   --     21,046,238
   Thailand..................................  4,287,011          --   --      4,287,011
   Turkey....................................         --   1,129,948   --      1,129,948
Preferred Stocks
   Brazil....................................  1,531,123          --   --      1,531,123
   Colombia..................................     31,311          --   --         31,311
   South Korea...............................         --       8,914   --          8,914

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------
                                                LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                              ----------- ----------- ------- ------------
Rights/Warrants
   Brazil....................................          -- $       510   --    $        510
   South Korea...............................          --       9,832   --           9,832
Securities Lending Collateral................          --     728,139   --         728,139
                                              ----------- -----------   --    ------------
TOTAL........................................ $23,824,313 $93,812,033   --    $117,636,346
                                              =========== ===========   ==    ============

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                ENHANCED U.S.
                                                                    LARGE      U.S. LARGE CAP
                                                                   COMPANY         EQUITY     U.S. LARGE CAP   U.S. TARGETED
                                                                 PORTFOLIO*      PORTFOLIO*   VALUE PORTFOLIO VALUE PORTFOLIO*
                                                                -------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value........             --             -- $   26,219,622               --
Investments at Value (including $2,365, $53,179, $0 and
  $1,738,164 of securities on loan, respectively).............. $      337,887 $    1,656,313             --   $   11,108,891
Temporary Cash Investments at Value & Cost.....................             --         15,733             --          102,616
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $2,418, $41,104, $0 and
  $1,100,205)..................................................          2,418         41,108             --        1,100,319
Segregated Cash for Futures Contracts..........................         14,805             --             --            3,503
Foreign Currencies at Value....................................             48             --             --               --
Cash...........................................................          6,277             --             --               --
Receivables:
   Investment Securities Sold..................................             --             --             --            7,395
   Dividends and Interest......................................          2,366          1,348             --            4,496
   Securities Lending Income...................................             --              8             --              328
   Fund Shares Sold............................................             50            571         16,548            5,975
   Futures Margin Variation....................................             --             --             --              155
Unrealized Gain on Forward Currency Contracts..................            494             --             --               --
Prepaid Expenses and Other Assets..............................             19             35            211              128
                                                                -------------- -------------- --------------   --------------
       Total Assets............................................        364,364      1,715,116     26,236,381       12,333,806
                                                                -------------- -------------- --------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................          2,417         41,108             --        1,100,320
   Investment Securities Purchased.............................            566         12,494             --               --
   Fund Shares Redeemed........................................            583          6,444         14,902           12,770
   Due to Advisor..............................................             28            199          3,202            3,197
   Futures Margin Variation....................................         14,146             --             --               --
Unrealized Loss on Forward Currency Contracts..................             72             --             --               --
Accrued Expenses and Other Liabilities.........................             58            130            739            1,043
                                                                -------------- -------------- --------------   --------------
       Total Liabilities.......................................         17,870         60,375         18,843        1,117,330
                                                                -------------- -------------- --------------   --------------
NET ASSETS..................................................... $      346,494 $    1,654,741 $   26,217,538   $   11,216,476
                                                                ============== ============== ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
  $52,278 and shares outstanding of 0, 0, 0 and 2,251,507,
  respectively.................................................            N/A            N/A            N/A   $        23.22
                                                                ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED....................................            N/A            N/A            N/A      200,000,000
                                                                ============== ============== ==============   ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
  $90,324 and shares outstanding of 0, 0, 0 and 3,910,792,
  respectively.................................................            N/A            N/A            N/A   $        23.10
                                                                ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED....................................            N/A            N/A            N/A      200,000,000
                                                                ============== ============== ==============   ==============
Institutional Class Shares -- based on net assets of $346,494;
  $1,654,741; $26,217,538 and $11,073,874 and shares
  outstanding of 25,577,406, 91,045,611, 715,380,767 and
  476,750,117, respectively.................................... $        13.55 $        18.17 $        36.65   $        23.23
                                                                ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED....................................  1,000,000,000  1,000,000,000  4,000,000,000    1,500,000,000
                                                                ============== ============== ==============   ==============
Investments at Cost............................................ $      340,033 $    1,213,307            N/A   $    9,447,741
                                                                ============== ============== ==============   ==============
Foreign Currencies at Cost..................................... $           48 $           -- $           --   $           --
                                                                ============== ============== ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $      319,951 $    1,219,426 $   19,260,141   $    9,359,428
Total Distributable Earnings (Loss)............................         26,543        435,315      6,957,397        1,857,048
                                                                -------------- -------------- --------------   --------------
NET ASSETS..................................................... $      346,494 $    1,654,741 $   26,217,538   $   11,216,476
                                                                ============== ============== ==============   ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                U.S. CORE      U.S. CORE     U.S. VECTOR
                                                              U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                             VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                             ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,421,472, $2,422,534,
  $2,921,133 and $572,291 of securities on loan,
  respectively).............................................  $   14,717,291  $   25,935,149 $   27,096,085 $    4,691,030
Temporary Cash Investments at Value & Cost..................         147,569         231,478        242,131         41,201
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $1,500,948, $1,637,736,
  $1,909,704 and $379,520)..................................       1,501,100       1,637,862      1,909,858        379,561
Segregated Cash for Futures Contracts.......................           5,437           9,406          9,985          1,638
Receivables:
   Investment Securities Sold...............................          22,742             349            128            167
   Dividends and Interest...................................           4,901          18,836         20,001          2,938
   Securities Lending Income................................             420             481            617            153
   Fund Shares Sold.........................................           9,139          17,994         17,694          2,548
   Futures Margin Variation.................................             242             418            444             73
Prepaid Expenses and Other Assets...........................             188             267            287             47
                                                              --------------  -------------- -------------- --------------
       Total Assets.........................................      16,409,029      27,852,240     29,297,230      5,119,356
                                                              --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................       1,501,011       1,637,853      1,909,764        379,564
   Investment Securities Purchased..........................          12,616           2,070          2,540             --
   Fund Shares Redeemed.....................................           8,582          17,268         40,175          3,067
   Due to Advisor...........................................           6,079           3,605          4,431          1,154
Accrued Expenses and Other Liabilities......................           1,545           1,714          1,931            464
                                                              --------------  -------------- -------------- --------------
       Total Liabilities....................................       1,529,833       1,662,510      1,958,841        384,249
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   14,879,196  $   26,189,730 $   27,338,389 $    4,735,107
                                                              ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $14,879,196; $26,189,730; $27,338,389 and $4,735,107 and
  shares outstanding of 428,374,034, 1,077,497,854,
  1,221,272,283 and 251,955,154, respectively...............  $        34.73  $        24.31 $        22.39 $        18.79
                                                              ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.................................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                              ==============  ============== ============== ==============
Investments at Cost.........................................  $   11,960,493  $   16,718,714 $   17,386,975 $    3,075,789
                                                              ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   11,536,839  $   16,754,211 $   17,379,056 $    3,047,362
Total Distributable Earnings (Loss).........................       3,342,357       9,435,519      9,959,333      1,687,745
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   14,879,196  $   26,189,730 $   27,338,389 $    4,735,107
                                                              ==============  ============== ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                   U.S. HIGH      DFA REAL
                                                                                   RELATIVE        ESTATE       LARGE CAP
                                                   U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY   SECURITIES   INTERNATIONAL
                                                     PORTFOLIO*     PORTFOLIO*    PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                   -------------- -------------- ------------- -------------- --------------
ASSETS:
Investments at Value (including $4,164,293,
  $1,130,032, $24,957, $460,892 and $336,826 of
  securities on loan, respectively)............... $   17,892,526 $    6,577,940 $  1,153,343  $    9,398,534 $    5,164,643
Temporary Cash Investments at Value & Cost........        164,504         61,420        7,127          79,805             --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of
  $2,779,927, $797,535, $11,583, $306,904 and
  $329,239).......................................      2,780,163        797,616       11,584         306,926        329,248
Segregated Cash for Futures Contracts.............          6,942          2,476           --           3,263          1,976
Foreign Currencies at Value.......................             --             --           --              --         16,348
Cash..............................................             --             --           --              --         40,805
Receivables:
   Investment Securities Sold.....................         19,107          4,711           --              --          1,019
   Dividends and Interest.........................          4,177          2,086        1,091           5,324         26,402
   Securities Lending Income......................          1,168            455            4              64            374
   Fund Shares Sold...............................          9,311          3,987        2,897           7,239          2,518
   Futures Margin Variation.......................            308            110           --             145             73
Unrealized Gain on Foreign Currency Contracts.....             --             --           --              --              7
Prepaid Expenses and Other Assets.................            140             86          105              76             57
                                                   -------------- -------------- ------------  -------------- --------------
       Total Assets...............................     20,878,346      7,450,887    1,176,151       9,801,376      5,583,470
                                                   -------------- -------------- ------------  -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............      2,780,278        797,576       11,587         306,998        329,214
   Investment Securities Purchased................         14,836          7,551        4,422              --          5,139
   Fund Shares Redeemed...........................         23,563          3,357          385           8,014          3,521
   Due to Advisor.................................          5,143          2,703          186           1,175            854
Unrealized Loss on Foreign Currency Contracts.....             --             --           --              --              1
Accrued Expenses and Other Liabilities............          1,566            692           39             838            520
                                                   -------------- -------------- ------------  -------------- --------------
       Total Liabilities..........................      2,825,386        811,879       16,619         317,025        339,249
                                                   -------------- -------------- ------------  -------------- --------------
NET ASSETS........................................ $   18,052,960 $    6,639,008 $  1,159,532  $    9,484,351 $    5,244,221
                                                   ============== ============== ============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $18,052,960; $6,639,008; $1,159,532;
  $9,484,351 and $5,244,221 and shares
  outstanding of 518,965,542, 311,711,208,
  89,156,369, 249,753,857 and 231,022,099,
  respectively                                     $        34.79 $        21.30 $      13.01  $        37.97 $        22.70
                                                   ============== ============== ============  ============== ==============
NUMBER OF SHARES AUTHORIZED.......................  2,000,000,000  3,000,000,000  500,000,000   1,700,000,000  1,500,000,000
                                                   ============== ============== ============  ============== ==============
Investments at Cost............................... $   13,906,356 $    4,527,481 $  1,038,064  $    6,406,672 $    4,438,799
                                                   ============== ============== ============  ============== ==============
Foreign Currencies at Cost........................ $           -- $           -- $         --  $           -- $       16,410
                                                   ============== ============== ============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $   13,773,861 $    4,364,172 $  1,048,822  $    6,544,286 $    4,577,423
Total Distributable Earnings (Loss)...............      4,279,099      2,274,836      110,710       2,940,065        666,798
                                                   -------------- -------------- ------------  -------------- --------------
NET ASSETS........................................ $   18,052,960 $    6,639,008 $  1,159,532  $    9,484,351 $    5,244,221
                                                   ============== ============== ============  ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                               INTERNATIONAL                  ASIA PACIFIC
                                                   INTERNATIONAL  GLOBAL SMALL     SMALL      JAPANESE SMALL     SMALL
                                                    CORE EQUITY     COMPANY       COMPANY        COMPANY        COMPANY
                                                    PORTFOLIO*     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                   -------------- ------------ -------------- -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value...........................................             -- $     35,736 $   12,555,008 $      591,607 $      378,521
Investments at Value (including $2,389,399, $0,
  $0, $0 and $0 of securities on loan,
  respectively)................................... $   29,428,257           --             --             --             --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of
  $2,082,136, $0, $0, $0 and $0)..................      2,082,255           --             --             --             --
Segregated Cash for Futures Contracts.............         10,868           --          1,732             --             --
Foreign Currencies at Value.......................         74,808           --             --             --             --
Cash..............................................        274,465           53         70,644             --             --
Receivables:
   Investment Securities Sold.....................         11,712           --             --             --             --
   Dividends, Interest and Tax Reclaims...........        153,723           --             --             --             --
   Securities Lending Income......................          3,957           --             --             --             --
   Fund Shares Sold...............................         23,011            9          7,999             10             --
   Futures Margin Variation.......................            483           --             77             --             --
Unrealized Gain on Foreign Currency Contracts.....             43           --             --             --             --
Prepaid Expenses and Other Assets.................            351           12            127             15             13
                                                   -------------- ------------ -------------- -------------- --------------
       Total Assets...............................     32,063,933       35,810     12,635,587        591,632        378,534
                                                   -------------- ------------ -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............      2,082,182           --             --             --             --
   Investment Securities Purchased................         54,613           --             --             --             --
   Fund Shares Redeemed...........................         27,631           28          7,427            153              2
   Due to Advisor.................................          6,421           --          4,158            193            124
Unrealized Loss on Foreign Currency Contracts.....              7           --             --             --             --
Accrued Expenses and Other Liabilities............          2,670           12            552             27             20
                                                   -------------- ------------ -------------- -------------- --------------
       Total Liabilities..........................      2,173,524           40         12,137            373            146
                                                   -------------- ------------ -------------- -------------- --------------
NET ASSETS........................................ $   29,890,409 $     35,770 $   12,623,450 $      591,259 $      378,388
                                                   ============== ============ ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $29,890,409; $35,770; $12,623,450; $591,259
  and $378,388 and shares outstanding of
  2,251,509,152, 3,200,168, 696,678,668,
  25,110,875 and 17,150,056, respectively......... $        13.28 $      11.18 $        18.12 $        23.55 $        22.06
                                                   ============== ============ ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.......................  7,000,000,000  100,000,000  3,000,000,000  1,000,000,000  1,000,000,000
                                                   ============== ============ ============== ============== ==============
Investments in Affiliated Investment Companies at
  Cost............................................ $           -- $     36,302            N/A            N/A            N/A
                                                   ============== ============ ============== ============== ==============
Investments at Cost............................... $   26,683,815          N/A            N/A            N/A            N/A
                                                   ============== ============ ============== ============== ==============
Foreign Currencies at Cost........................ $       75,080 $         -- $           -- $           -- $           --
                                                   ============== ============ ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $   27,387,527 $     35,511 $   11,559,420 $      547,314 $      392,901
Total Distributable Earnings (Loss)...............      2,502,882          259      1,064,030         43,945        (14,513)
                                                   -------------- ------------ -------------- -------------- --------------
NET ASSETS........................................ $   29,890,409 $     35,770 $   12,623,450 $      591,259 $      378,388
                                                   ============== ============ ============== ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                       DFA
                                                                   CONTINENTAL    INTERNATIONAL   DFA GLOBAL          DFA
                                                   UNITED KINGDOM     SMALL        REAL ESTATE    REAL ESTATE    INTERNATIONAL
                                                   SMALL COMPANY     COMPANY       SECURITIES     SECURITIES       SMALL CAP
                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO*     PORTFOLIO*    VALUE PORTFOLIO*
                                                   -------------- -------------- --------------  -------------- ----------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value........................................... $       31,178 $      643,850             --  $    4,131,169              --
Investments at Value (including $0, $0, $218,105,
  $83,942 and $1,032,216 of securities on loan,
  respectively)...................................             --             -- $    5,601,064       4,158,232  $   13,525,051
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $0, $0,
  $185,502, $86,612 and $797,262).................             --             --        185,512          86,622         797,328
Segregated Cash for Futures Contracts.............             --             --          1,619              --           7,321
Foreign Currencies at Value.......................             --             --         20,637              --          52,626
Cash..............................................             --             --         32,148          12,590         141,559
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold...............................             --             --          6,262              --          23,339
   Dividends and Interest.........................             --             --         31,476           2,284          88,652
   Securities Lending Income......................             --             --            251              14           1,544
   Fund Shares Sold...............................             --             66          1,743           8,727           5,545
   Futures Margin Variation.......................             --             --             72              --             326
Unrealized Gain on Foreign Currency Contracts.....             --             --             --              --               8
Prepaid Expenses and Other Assets.................             11             24             44              86             183
                                                   -------------- -------------- --------------  --------------  --------------
       Total Assets...............................         31,189        643,940      5,880,828       8,399,724      14,643,482
                                                   -------------- -------------- --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............             --             --        185,524          86,641         797,276
   Investment Securities/Affiliated
     Investment Companies Purchased...............             --             --             --           6,728          29,765
   Fund Shares Redeemed...........................              5             39          5,639           3,899           5,782
   Due to Advisor.................................              8            215          1,172             612           7,344
Unrealized Loss on Foreign Currency Contracts.....             --             --             --              --               2
Accrued Expenses and Other Liabilities............             13             23            584             315           1,861
                                                   -------------- -------------- --------------  --------------  --------------
       Total Liabilities..........................             26            277        192,919          98,195         842,030
                                                   -------------- -------------- --------------  --------------  --------------
NET ASSETS........................................ $       31,163 $      643,663 $    5,687,909  $    8,301,529  $   13,801,452
                                                   ============== ============== ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $31,163; $643,663; $5,687,909; $8,301,529
  and $13,801,452 and shares outstanding of
  1,115,794, 25,628,403, 1,117,747,508,
  723,474,388 and 738,458,667, respectively....... $        27.93 $        25.12 $         5.09  $        11.47  $        18.69
                                                   ============== ============== ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,000,000,000  1,000,000,000  4,000,000,000   3,000,000,000   4,600,000,000
                                                   ============== ============== ==============  ==============  ==============
Investments in Affiliated Investment Companies at
  Cost............................................            N/A            N/A $           --  $    3,450,190  $           --
                                                   ============== ============== ==============  ==============  ==============
Investments at Cost...............................            N/A            N/A $    5,069,184  $    3,663,555  $   12,723,655
                                                   ============== ============== ==============  ==============  ==============
Foreign Currencies at Cost........................ $           -- $           -- $       20,651  $           --  $       52,812
                                                   ============== ============== ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $       26,872 $      587,977 $    5,976,269  $    7,103,891  $   13,012,293
Total Distributable Earnings (Loss)...............          4,291         55,686       (288,360)      1,197,638         789,159
                                                   -------------- -------------- --------------  --------------  --------------
NET ASSETS........................................ $       31,163 $      643,663 $    5,687,909  $    8,301,529  $   13,801,452
                                                   ============== ============== ==============  ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                            INTERNATIONAL
                                                             INTERNATIONAL  HIGH RELATIVE                 WORLD EX U.S.
                                                             VECTOR EQUITY  PROFITABILITY  WORLD EX U.S.  TARGETED VALUE
                                                              PORTFOLIO*     PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO*
                                                             -------------- ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --           --  $      282,114              --
Investments at Value (including $216,361, $28,555, $0 and
  $6,614 of securities on loan, respectively)............... $    2,566,841 $    435,663              --  $      548,239
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $171,689, $28,429, $0 and $1,935)        171,701       28,429              --           1,935
Foreign Currencies at Value.................................          5,768          514              --           1,395
Cash........................................................          2,853        2,360              95           1,437
Receivables:
   Investment Securities Sold...............................            876           81              --             615
   Dividends, Interest and Tax Reclaims.....................         15,425        1,690              --           3,119
   Securities Lending Income................................            391           14              --              16
   Fund Shares Sold.........................................          1,428          973             127             407
Unrealized Gain on Foreign Currency Contracts...............              1            2              --              --
Prepaid Expenses and Other Assets...........................             89           51              11              44
                                                             -------------- ------------  --------------  --------------
       Total Assets.........................................      2,765,373      469,777         282,347         557,207
                                                             -------------- ------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        171,691       28,429              --           1,935
   Investment Securities Purchased..........................          4,727        2,494              --             420
   Fund Shares Redeemed.....................................          1,152          172           1,105              86
   Due to Advisor...........................................            952           95              75             267
Accrued Expenses and Other Liabilities......................            276           47              12              65
                                                             -------------- ------------  --------------  --------------
       Total Liabilities....................................        178,798       31,237           1,192           2,773
                                                             -------------- ------------  --------------  --------------
NET ASSETS.................................................. $    2,586,575 $    438,540  $      281,155  $      554,434
                                                             ============== ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $2,586,575; $438,540; $281,155 and $554,434 and shares
  outstanding of 219,651,643, 41,602,357, 24,662,486 and
  43,268,059, respectively.................................. $        11.78 $      10.54  $        11.40  $        12.81
                                                             ============== ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000  500,000,000   1,000,000,000   1,000,000,000
                                                             ============== ============  ==============  ==============
Investments in Affiliated Investment Companies at Cost...... $           -- $         --  $      264,096  $           --
                                                             ============== ============  ==============  ==============
Investments at Cost......................................... $    2,312,969 $    424,908             N/A  $      543,478
                                                             ============== ============  ==============  ==============
Foreign Currencies at Cost.................................. $        5,791 $        513  $           --  $        1,402
                                                             ============== ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    2,335,639 $    430,174  $      262,180  $      542,942
Total Distributable Earnings (Loss).........................        250,936        8,366          18,975          11,492
                                                             -------------- ------------  --------------  --------------
NET ASSETS.................................................. $    2,586,575 $    438,540  $      281,155  $      554,434
                                                             ============== ============  ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                            SELECTIVELY
                                                             WORLD EX U.S.   WORLD CORE    HEDGED GLOBAL    EMERGING
                                                              CORE EQUITY      EQUITY         EQUITY         MARKETS
                                                              PORTFOLIO*     PORTFOLIO/+/    PORTFOLIO      PORTFOLIO
                                                             -------------- -------------- -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             -- $      882,568 $      416,627 $    6,098,527
Investments at Value (including $243,893, $0, $0 and $0 of
  securities on loan, respectively)......................... $    3,606,840             --             --             --
Temporary Cash Investments at Value & Cost..................             --            630             --             --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $189,721, $0, $0 and $0).........        189,732             --             --             --
Segregated Cash for Futures Contracts.......................             --             --            548             --
Foreign Currencies at Value.................................          5,054             --             --             --
Cash........................................................          7,144             --         11,522             --
Receivables:
   Investment Securities Sold...............................          1,968             --             --             --
   Dividends, Interest and Tax Reclaims.....................         16,363              1             --             --
   Securities Lending Income................................            436             --             --             --
   Fund Shares Sold.........................................          6,537            544            168          3,151
   Due from Advisor.........................................             --              7             --             --
   Futures Margin Variation.................................             --             --             24             --
Unrealized Gain on Forward Currency Contracts...............             --             --            514             --
Prepaid Expenses and Other Assets...........................             74             31             15             58
                                                             -------------- -------------- -------------- --------------
       Total Assets.........................................      3,834,148        883,781        429,418      6,101,736
                                                             -------------- -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        189,731             --             --             --
   Investment Securities Purchased..........................          1,429             --             --             --
   Fund Shares Redeemed.....................................         11,218          7,007            112          6,320
   Due to Advisor...........................................            953             --             13          1,615
Unrealized Loss on Forward Currency Contracts...............             --             --             29             --
Unrealized Loss on Foreign Currency Contracts...............              1             --             --             --
Accrued Expenses and Other Liabilities......................            397             18             18            245
                                                             -------------- -------------- -------------- --------------
       Total Liabilities....................................        203,729          7,025            172          8,180
                                                             -------------- -------------- -------------- --------------
NET ASSETS.................................................. $    3,630,419 $      876,756 $      429,246 $    6,093,556
                                                             ============== ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $3,630,419; $876,756; $429,246 and $6,093,556 and shares
  outstanding of 320,638,373, 53,565,427, 26,344,502 and
  215,039,052, respectively................................. $        11.32 $        16.37 $        16.29 $        28.34
                                                             ============== ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000  1,000,000,000  1,000,000,000  1,500,000,000
                                                             ============== ============== ============== ==============
Investments in Affiliated Investment Companies at Cost...... $           -- $      767,832 $      337,135            N/A
                                                             ============== ============== ============== ==============
Investments at Cost......................................... $    3,406,055 $           -- $           --            N/A
                                                             ============== ============== ============== ==============
Foreign Currencies at Cost.................................. $        5,057 $           -- $           -- $           --
                                                             ============== ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    3,429,181 $      768,458 $      350,574 $    4,382,589
Total Distributable Earnings (Loss).........................        201,238        108,298         78,672      1,710,967
                                                             -------------- -------------- -------------- --------------
NET ASSETS.................................................. $    3,630,419 $      876,756 $      429,246 $    6,093,556
                                                             ============== ============== ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.
+ See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                              EMERGING
                                                               EMERGING       EMERGING      MARKETS CORE      EMERGING
                                                             MARKETS SMALL  MARKETS VALUE      EQUITY     MARKETS TARGETED
                                                             CAP PORTFOLIO    PORTFOLIO      PORTFOLIO*   VALUE PORTFOLIO*
                                                             -------------- -------------- -------------- ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $    7,022,075 $   18,498,093             --             --
Investments at Value (including $0, $0, $1,456,871 and
  $2,114 of securities on loan, respectively)...............             --             -- $   28,678,111   $    116,908
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0, $647,589 and $728).......             --             --        647,679            728
Segregated Cash for Futures Contracts.......................             --             --         10,919             --
Foreign Currencies at Value.................................             --             --         65,715            997
Cash........................................................             --             --        238,160            601
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................             --             --         12,471            128
   Dividends and Interest...................................             --             --         43,506            164
   Securities Lending Income................................             --             --          4,873              4
   Fund Shares Sold.........................................          4,553          6,632         19,656            113
   Futures Margin Variation.................................             --             --            361             --
Unrealized Gain on Foreign Currency Contracts...............             --             --             21             --
Deferred Offering Costs.....................................             --             --             --             44
Prepaid Expenses and Other Assets...........................             59            154            250             21
                                                             -------------- -------------- --------------   ------------
       Total Assets.........................................      7,026,687     18,504,879     29,721,722        119,708
                                                             -------------- -------------- --------------   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --             --        647,652            728
   Investment Securities/Affiliated Investment Companies
     Purchased..............................................             --             --         32,100          1,207
   Fund Shares Redeemed.....................................          2,912          5,969         15,950              3
   Due to Advisor...........................................          2,625          6,134         11,278             64
Unrealized Loss on Foreign Currency Contracts...............             --             --              1              1
Deferred Taxes Payable......................................             --             --          2,028             21
Accrued Expenses and Other Liabilities......................            224            764          4,386             31
                                                             -------------- -------------- --------------   ------------
       Total Liabilities....................................          5,761         12,867        713,395          2,055
                                                             -------------- -------------- --------------   ------------
NET ASSETS.................................................. $    7,020,926 $   18,492,012 $   29,008,327   $    117,653
                                                             ============== ============== ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $29,945; $0
  and $0 and shares outstanding of 0, 1,040,050, 0 and 0,
  respectively..............................................            N/A $        28.79            N/A            N/A
                                                             ============== ============== ==============   ============
NUMBER OF SHARES AUTHORIZED.................................            N/A    200,000,000            N/A            N/A
                                                             ============== ============== ==============   ============
Institutional Class Shares -- based on net assets of
  $7,020,926; $18,462,067; $29,008,327 and $117,653 and
  shares outstanding of 341,116,684, 636,758,571,
  1,370,731,712 and 10,823,806, respectively................ $        20.58 $        28.99 $        21.16   $      10.87
                                                             ============== ============== ==============   ============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000  3,000,000,000  5,000,000,000    500,000,000
                                                             ============== ============== ==============   ============
Investments at Cost.........................................            N/A            N/A $   24,799,992   $    108,978
                                                             ============== ============== ==============   ============
Foreign Currencies at Cost.................................. $           -- $           -- $       66,297   $        996
                                                             ============== ============== ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    6,697,717 $   17,974,529 $   26,073,831   $    109,157
Total Distributable Earnings (Loss).........................        323,209        517,483      2,934,496          8,496
                                                             -------------- -------------- --------------   ------------
NET ASSETS.................................................. $    7,020,926 $   18,492,012 $   29,008,327   $    117,653
                                                             ============== ============== ==============   ============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                          ENHANCED U.S.
                                                              LARGE     U.S. LARGE CAP
                                                             COMPANY        EQUITY      U.S. LARGE CAP   U.S. TARGETED
                                                           PORTFOLIO#     PORTFOLIO#   VALUE PORTFOLIO* VALUE PORTFOLIO#
                                                          ------------- -------------- ---------------- ----------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $0 and $0, respectively)....................         --             --       $  317,644              --
   Interest..............................................         --             --            2,512              --
   Income from Securities Lending........................         --             --              800              --
   Expenses Allocated from Affiliated Investment
     Companies...........................................         --             --          (13,490)             --
                                                            --------       --------       ----------        --------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........         --             --          307,466              --
                                                            --------       --------       ----------        --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $0 and $102, respectively)..................         --       $ 14,648               --        $ 88,522
   Interest..............................................   $  3,661             --               --              --
   Income from Securities Lending........................          4             58               --           2,206
                                                            --------       --------       ----------        --------
          Total Fund Investment Income...................      3,665         14,706               --          90,728
                                                            --------       --------       ----------        --------
FUND EXPENSES
   Investment Management Fees............................        313          1,105           30,827          18,217
   Accounting & Transfer Agent Fees......................         27            102              973             486
   S&P 500(R) Fees.......................................          3             --               --              --
   Custodian Fees........................................          4             10               --              80
   Shareholder Servicing Fees
       Class R1 Shares...................................         --             --               --              24
       Class R2 Shares...................................         --             --               --             121
   Filing Fees...........................................         13             25              150              94
   Shareholders' Reports.................................         11             18              277             193
   Directors'/Trustees' Fees & Expenses..................          1              5               94              40
   Professional Fees.....................................          3             10               32              77
   Other.................................................          4             38               60             133
                                                            --------       --------       ----------        --------
          Total Fund Expenses............................        379          1,313           32,413          19,465
                                                            --------       --------       ----------        --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................       (144)            --          (12,332)             --
                                                            --------       --------       ----------        --------
   Net Expenses..........................................        235          1,313           20,081          19,465
                                                            --------       --------       ----------        --------
   NET INVESTMENT INCOME (LOSS)..........................      3,430         13,393          287,385          71,263
                                                            --------       --------       ----------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................     (1,143)        (3,020)              --         195,653
       Affiliated Investment Companies Shares Sold.......         --             --               --              (6)
       Transactions Allocated from Affiliated
         Investment Company**............................         --             --          417,196              --
       Futures...........................................    (14,206)           466               --          (2,413)
       Foreign Currency Transactions.....................        (20)            --               --              --
       Forward Currency Contracts........................      1,946             --               --              --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........      2,886        134,021               --         196,287
       Affiliated Investment Companies Shares............         --              3               --              88
       Transactions Allocated from Affiliated
         Investment Company..............................         --             --          358,503              --
       Futures...........................................     40,220             --               --           6,971
       Translation of Foreign
         Currency-Denominated Amounts....................         (1)            --               --              --
       Forward Currency Contracts........................        (27)            --               --              --
                                                            --------       --------       ----------        --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............     29,655        131,470          775,699         396,580
                                                            --------       --------       ----------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................   $ 33,085       $144,863       $1,063,084        $467,843
                                                            ========       ========       ==========        ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                            U.S. CORE   U.S. CORE   U.S. VECTOR
                                                                            U.S. SMALL CAP   EQUITY 1    EQUITY 2     EQUITY
                                                                           VALUE PORTFOLIO# PORTFOLIO#  PORTFOLIO#  PORTFOLIO#
                                                                           ---------------- ----------  ----------  -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $141, $123, $146 and $30,
     respectively)........................................................    $ 119,576     $  225,970  $  239,283   $ 40,943
   Income from Securities Lending.........................................        2,971          3,436       4,118      1,004
                                                                              ---------     ----------  ----------   --------
          Total Investment Income.........................................      122,547        229,406     243,401     41,947
                                                                              ---------     ----------  ----------   --------
EXPENSES
   Investment Management Fees.............................................       35,461         20,178      24,967      6,712
   Accounting & Transfer Agent Fees.......................................          784          1,235       1,251        272
   Custodian Fees.........................................................          102            126         138         30
   Filing Fees............................................................          125            198         218         42
   Shareholders' Reports..................................................          245            175         195         67
   Directors'/Trustees' Fees & Expenses...................................           54             89          94         18
   Professional Fees......................................................          106            164         175         34
   Other..................................................................          185            280         296         60
                                                                              ---------     ----------  ----------   --------
          Total Expenses..................................................       37,062         22,445      27,334      7,235
                                                                              ---------     ----------  ----------   --------
   Net Expenses...........................................................       37,062         22,445      27,334      7,235
                                                                              ---------     ----------  ----------   --------
   NET INVESTMENT INCOME (LOSS)...........................................       85,485        206,961     216,067     34,712
                                                                              ---------     ----------  ----------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.......................................      586,452        160,953     192,634     63,035
       Affiliated Investment Companies Shares Sold........................            2             (3)         (5)        (1)
       Futures............................................................       (3,040)         2,546      (4,838)     2,204
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.........................     (397,545)     1,658,628   1,558,897    151,372
       Affiliated Investment Companies Shares.............................          112            109         127         32
       Futures............................................................        6,431         18,378      22,739      1,554
                                                                              ---------     ----------  ----------   --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)................................      192,412      1,840,611   1,769,554    218,196
                                                                              ---------     ----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........    $ 277,897     $2,047,572  $1,985,621   $252,908
                                                                              =========     ==========  ==========   ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                           U.S. HIGH    DFA REAL
                                                                                           RELATIVE      ESTATE      LARGE CAP
                                                           U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY SECURITIES  INTERNATIONAL
                                                             PORTFOLIO#     PORTFOLIO#    PORTFOLIO#   PORTFOLIO#   PORTFOLIO#
                                                           -------------- -------------- ------------- ----------  -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $63, $17,
     $0, $19 and $7,618, respectively)....................    $122,005      $  48,203      $  8,901    $  187,563    $ 78,729
   Income from Securities Lending.........................       7,097          2,368            24           442       1,351
                                                              --------      ---------      --------    ----------    --------
          Total Investment Income.........................     129,102         50,571         8,925       188,005      80,080
                                                              --------      ---------      --------    ----------    --------
FUND EXPENSES
   Investment Management Fees.............................      29,679         15,691           899         7,550       4,827
   Accounting & Transfer Agent Fees.......................         805            374            70           464         288
   Custodian Fees.........................................         111             56             7            45         196
   Filing Fees............................................          99             59            68            62          40
   Shareholders' Reports..................................         217             84            12           163          86
   Directors'/Trustees' Fees & Expenses...................          65             24             3            34          18
   Professional Fees......................................         124             46             4            63          40
   Other..................................................         213             81            14            99          76
                                                              --------      ---------      --------    ----------    --------
          Total Fund Expenses.............................      31,313         16,415         1,077         8,480       5,571
                                                              --------      ---------      --------    ----------    --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C).............................................          --             --            46          (485)         --
   Fees Paid Indirectly (Note C)..........................          --             --            --            --        (114)
                                                              --------      ---------      --------    ----------    --------
   Net Expenses...........................................      31,313         16,415         1,123         7,995       5,457
                                                              --------      ---------      --------    ----------    --------
   NET INVESTMENT INCOME (LOSS)...........................      97,789         34,156         7,802       180,010      74,623
                                                              --------      ---------      --------    ----------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.......................     328,481        225,002        (3,639)      (30,451)    (67,965)
       Affiliated Investment Companies Shares Sold........          19              1            --             4          (6)
       Futures............................................      (1,294)        (5,420)          (52)       (6,732)     (1,849)
       Foreign Currency Transactions......................          --             --            --            --        (652)
       In-Kind Redemptions................................          --             --            --        50,622          --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.........     225,280       (112,806)      105,724       899,947     376,743
       Affiliated Investment Companies Shares.............         200             66             1            17          20
       Futures............................................       8,867          6,144            --         4,100       4,753
       Translation of Foreign Currency-Denominated
         Amounts..........................................          --             --            --            --         (11)
                                                              --------      ---------      --------    ----------    --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)................     561,553        112,987       102,034       917,507     311,033
                                                              --------      ---------      --------    ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..............................................    $659,342      $ 147,143      $109,836    $1,097,517    $385,656
                                                              ========      =========      ========    ==========    ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                     INTERNATIONAL                ASIA PACIFIC
                                                          INTERNATIONAL GLOBAL SMALL     SMALL     JAPANESE SMALL    SMALL
                                                           CORE EQUITY    COMPANY       COMPANY       COMPANY       COMPANY
                                                           PORTFOLIO#    PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                          ------------- ------------ ------------- -------------- ------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $0, $17, $14,097, $801 and $83, respectively).......          --      $  171      $153,003       $  7,207      $ 5,839
   Income from Securities Lending........................          --          25        15,972            874          678
   Expenses Allocated from Affiliated Investment
     Companies...........................................          --         (11)       (7,465)          (369)        (240)
                                                           ----------      ------      --------       --------      -------
Income Distributions Received from Affiliated
  Investment Companies...................................          --          87            --             --           --
                                                           ----------      ------      --------       --------      -------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........          --         272       161,510          7,712        6,277
                                                           ----------      ------      --------       --------      -------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $40,060, $0, $0, $0 and $0,respectively)............  $  434,082          --            --             --           --
   Income from Securities Lending........................      18,167          --            --             --           --
                                                           ----------      ------      --------       --------      -------
          Total Fund Investment Income...................     452,249          --            --             --           --
                                                           ----------      ------      --------       --------      -------
FUND EXPENSES
   Investment Management Fees............................      36,998          72        24,420          1,458          890
   Accounting & Transfer Agent Fees......................       1,505          11           391             30           24
   Custodian Fees........................................       1,212           1             2             --           --
   Filing Fees...........................................         298          14            94             13           11
   Shareholders' Reports.................................         309           4           228              6            5
   Directors'/Trustees' Fees & Expenses..................         104          --            48              2            2
   Professional Fees.....................................         225          --            35             --           --
   Other.................................................         428          --            37              2           --
                                                           ----------      ------      --------       --------      -------
          Total Fund Expenses............................      41,079         102        25,255          1,511          932
                                                           ----------      ------      --------       --------      -------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................          31         (67)           --           (292)        (178)
   Fees Paid Indirectly (Note C).........................        (583)         --            --             --           --
                                                           ----------      ------      --------       --------      -------
   Net Expenses..........................................      40,527          35        25,255          1,219          754
                                                           ----------      ------      --------       --------      -------
   NET INVESTMENT INCOME (LOSS)..........................     411,722         237       136,255          6,493        5,523
                                                           ----------      ------      --------       --------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Investment Securities...............................          --         587            --             --           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................    (190,728)         --            --             --           --
       Affiliated Investment Companies Shares Sold.......           4        (237)           --             --           --
       Transactions Allocated from Affiliated
         Investment Company**............................          --         721       194,248          3,900        1,984
       Futures...........................................        (943)         --        (1,000)            --           --
       Foreign Currency Transactions.....................       2,144          --            --             --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........   1,462,548          --           108             --           --
       Affiliated Investment Companies Shares............          96         306            --             --           --
       Transactions Allocated from Affiliated
         Investment Company..............................          --         190       242,534        (21,064)      25,627
       Futures...........................................      23,259          --         6,908             --           --
       Translation of Foreign
         Currency-Denominated Amounts....................         (48)         --            --             --           --
                                                           ----------      ------      --------       --------      -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............   1,296,332       1,567       442,798        (17,164)      27,611
                                                           ----------      ------      --------       --------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................  $1,708,054      $1,804      $579,053       $(10,671)     $33,134
                                                           ==========      ======      ========       ========      =======

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                         DFA
                                                             UNITED     CONTINENTAL INTERNATIONAL DFA GLOBAL        DFA
                                                          KINGDOM SMALL    SMALL     REAL ESTATE  REAL ESTATE  INTERNATIONAL
                                                             COMPANY      COMPANY    SECURITIES   SECURITIES     SMALL CAP
                                                           PORTFOLIO*   PORTFOLIO*   PORTFOLIO#   PORTFOLIO#  VALUE PORTFOLIO#
                                                          ------------- ----------- ------------- ----------- ----------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $1, $1,034, $0, $0 and $0, respectively)............    $  509       $ 6,259            --          --             --
   Income from Securities Lending........................         3           852            --          --             --
   Expenses Allocated from Affiliated Investment
     Companies...........................................       (18)         (380)           --          --             --
                                                             ------       -------     ---------    --------       --------
Income Distributions Received from Affiliated
  Investment Companies...................................        --            --            --    $170,005             --
                                                             ------       -------     ---------    --------       --------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........       494         6,731            --     170,005             --
                                                             ------       -------     ---------    --------       --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $14,746, $5 and $14,835,
     respectively).......................................        --            --     $ 117,368      79,664       $180,797
   Income from Securities Lending........................        --            --         1,609         130          9,623
                                                             ------       -------     ---------    --------       --------
          Total Fund Investment Income...................        --            --       118,977      79,794        190,420
                                                             ------       -------     ---------    --------       --------
FUND EXPENSES
   Investment Management Fees............................        78         1,534         6,784       7,693         42,486
   Accounting & Transfer Agent Fees......................        10            36           254         281            737
   Custodian Fees........................................        --            --           237          12            872
   Filing Fees...........................................         9            18            34          69            123
   Shareholders' Reports.................................         4             8            75         178            223
   Directors'/Trustees' Fees & Expenses..................        --             2            21          29             51
   Professional Fees.....................................         1             1            48          26            120
   Other.................................................         1             3           149          47            248
                                                             ------       -------     ---------    --------       --------
          Total Fund Expenses............................       103         1,602         7,602       8,335         44,860
                                                             ------       -------     ---------    --------       --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................       (29)         (307)           --      (3,958)            --
   Fees Paid Indirectly (Note C).........................        --            --          (123)         --           (321)
                                                             ------       -------     ---------    --------       --------
   Net Expenses..........................................        74         1,295         7,479       4,377         44,539
                                                             ------       -------     ---------    --------       --------
   NET INVESTMENT INCOME (LOSS)..........................       420         5,436       111,498     245,422        145,881
                                                             ------       -------     ---------    --------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................        --            --      (102,659)      4,056         43,249
       Affiliated Investment Companies Shares Sold.......        --            --             1      23,983              8
       Transactions Allocated from Affiliated
         Investment Company**............................        55        49,188            --          --             --
       Futures...........................................        --            --        (1,258)       (135)        (2,562)
       Foreign Currency Transactions.....................        --            --           834          --           (522)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........        --            --       551,631     398,356         78,543
       Affiliated Investment Companies Shares............        --            --             9     225,017             56
       Transactions Allocated from Affiliated
         Investment Company..............................     1,604        (9,834)           --          --             --
       Futures...........................................        --            --         3,208          --          7,897
       Translation of Foreign
         Currency-Denominated Amounts....................        --            --            85          --           (166)
                                                             ------       -------     ---------    --------       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............     1,659        39,354       451,851     651,277        126,503
                                                             ------       -------     ---------    --------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................    $2,079       $44,790     $ 563,349    $896,699       $272,384
                                                             ======       =======     =========    ========       ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                        INTERNATIONAL
                                                          INTERNATIONAL HIGH RELATIVE                  WORLD EX U.S.
                                                          VECTOR EQUITY PROFITABILITY  WORLD EX U.S.   TARGETED VALUE
                                                           PORTFOLIO#    PORTFOLIO#   VALUE PORTFOLIO*   PORTFOLIO#
                                                          ------------- ------------- ---------------- --------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $392 and $0, respectively)..................         --            --        $ 3,694              --
   Interest..............................................         --            --             11              --
   Income from Securities Lending........................         --            --             72              --
   Expenses Allocated from Affiliated Investment
     Companies...........................................         --            --           (224)             --
                                                            --------       -------        -------         -------
Income Distributions Received from Affiliated
  Investment Companies...................................         --            --            332              --
                                                            --------       -------        -------         -------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........         --            --          3,885              --
                                                            --------       -------        -------         -------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $3,476, $545, $0 and $719, respectively)............   $ 36,945       $ 5,739             --         $ 6,822
   Income from Securities Lending........................      1,985            66             --             121
                                                            --------       -------        -------         -------
          Total Fund Investment Income...................     38,930         5,805             --           6,943
                                                            --------       -------        -------         -------
FUND EXPENSES
   Investment Management Fees............................      5,475           433            609           1,435
   Accounting & Transfer Agent Fees......................        172            36             17              45
   Custodian Fees........................................        148            34             --             105
   Filing Fees...........................................         61            27             12              34
   Shareholders' Reports.................................         51            11              5              12
   Directors'/Trustees' Fees & Expenses..................         10             1             --               2
   Professional Fees.....................................         23             2              2              18
   Other.................................................         50             5              4              20
                                                            --------       -------        -------         -------
          Total Fund Expenses............................      5,990           549            649           1,671
                                                            --------       -------        -------         -------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................         --            58           (278)             --
   Fees Paid Indirectly (Note C).........................        (64)          (21)            --             (30)
                                                            --------       -------        -------         -------
   Net Expenses..........................................      5,926           586            371           1,641
                                                            --------       -------        -------         -------
   NET INVESTMENT INCOME (LOSS)..........................     33,004         5,219          3,514           5,302
                                                            --------       -------        -------         -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Investment Securities...............................         --            --            766              --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................    (14,545)       (3,545)            --           3,466
       Affiliated Investment Companies Shares Sold.......         (1)           (1)          (628)             --
       Transactions Allocated from Affiliated
         Investment Company**............................         --            --            682              --
       Futures...........................................     (1,747)          255           (109)           (308)
       Foreign Currency Transactions.....................       (520)          (52)            --             (66)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........    103,233        34,472             --          23,747
       Affiliated Investment Companies Shares............         11            --            265              --
       Transactions Allocated from Affiliated
         Investment Company..............................         --            --         10,739              --
       Translation of Foreign
         Currency-Denominated Amounts....................        (56)          (10)            --              (6)
                                                            --------       -------        -------         -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............     86,375        31,119         11,715          26,833
                                                            --------       -------        -------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................   $119,379       $36,338        $15,229         $32,135
                                                            ========       =======        =======         =======

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                   SELECTIVELY
                                                                         WORLD EX U.S. WORLD CORE HEDGED GLOBAL  EMERGING
                                                                          CORE EQUITY    EQUITY      EQUITY      MARKETS
                                                                          PORTFOLIO#   PORTFOLIO    PORTFOLIO   PORTFOLIO*
                                                                         ------------- ---------- ------------- ----------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $6,164,
     respectively)......................................................         --          --           --     $ 50,895
   Interest.............................................................         --          --           --           23
   Income from Securities Lending.......................................         --          --           --        2,203
   Expenses Allocated from Affiliated Investment Companies..............         --          --           --       (3,930)
                                                                           --------     -------      -------     --------
Income Distributions Received from Affiliated Investment Companies......         --     $ 7,151      $ 3,858           --
                                                                           --------     -------      -------     --------
          Total Net Investment Income Received from Affiliated
            Investment Companies........................................         --       7,151        3,858       49,191
                                                                           --------     -------      -------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $4,554, $0, $0 and $0,
     respectively)......................................................   $ 46,002          --           --           --
   Income from Securities Lending.......................................      2,037          --           --           --
          Total Fund Investment Income..................................     48,039          --           --           --
FUND EXPENSES
   Investment Management Fees...........................................      5,306       1,172          604       12,005
   Accounting & Transfer Agent Fees.....................................        204          32           27          146
   Custodian Fees.......................................................        349          --            1           --
   Filing Fees..........................................................         49          21           13           47
   Shareholders' Reports................................................         54           7            7          104
   Directors'/Trustees' Fees & Expenses.................................         13           3            2           22
   Professional Fees....................................................         40           2            1            9
   Other................................................................         58           4            1           14
                                                                           --------     -------      -------     --------
          Total Fund Expenses...........................................      6,073       1,241          656       12,347
                                                                           --------     -------      -------     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
     Recovered by Advisor (Note C)......................................          9        (987)        (528)      (2,859)
   Fees Paid Indirectly (Note C)........................................       (100)         --           --           --
                                                                           --------     -------      -------     --------
   Net Expenses.........................................................      5,982         254          128        9,488
                                                                           --------     -------      -------     --------
   NET INVESTMENT INCOME (LOSS).........................................     42,057       6,897        3,730       39,703
                                                                           --------     -------      -------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment Securities.......         --       2,509        1,971           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.....................................    (11,038)         --           --           --
       Affiliated Investment Companies Shares Sold......................         (1)     (2,690)      (3,060)          --
       Transactions Allocated from Affiliated Investment Company**......         --          --           --      (15,692)
       Futures..........................................................     (1,060)        (63)      (2,076)          --
       Foreign Currency Transactions....................................       (140)         --           --           --
       Forward Currency Contracts.......................................         --          --        2,569           --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.......................    238,349          --            2           --
       Affiliated Investment Companies Shares...........................          9      61,804       28,836           --
       Transactions Allocated from Affiliated Investment Company........         --          --           --      626,514
       Futures..........................................................         --          --        2,381           --
       Translation of Foreign Currency-Denominated Amounts..............        (48)         --           --           --
       Forward Currency Contracts.......................................         --          --       (1,116)          --
                                                                           --------     -------      -------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..............................    226,071      61,560       29,507      610,822
                                                                           --------     -------      -------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........   $268,128     $68,457      $33,237     $650,525
                                                                           ========     =======      =======     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                         EMERGING
                                                             EMERGING      EMERGING    MARKETS CORE      EMERGING
                                                          MARKETS SMALL  MARKETS VALUE    EQUITY     MARKETS TARGETED
                                                          CAP PORTFOLIO*  PORTFOLIO*    PORTFOLIO#  VALUE PORTFOLIO(A)#
                                                          -------------- ------------- ------------ -------------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $5,896, $20,799, $0 and $0, respectively)...........    $ 49,800     $  153,892            --            --
   Interest..............................................          26            157            --            --
   Income from Securities Lending........................      19,952          7,373            --            --
   Expenses Allocated from Affiliated Investment
     Companies...........................................      (8,253)       (11,922)           --            --
                                                             --------     ----------    ----------        ------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........      61,525        149,500            --            --
                                                             --------     ----------    ----------        ------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $30,292 and $95, respectively)..............          --             --    $  233,608        $  872
   Income from Securities Lending........................          --             --        27,802            14
                                                             --------     ----------    ----------        ------
          Total Fund Investment Income...................          --             --       261,410           886
                                                             --------     ----------    ----------        ------
FUND EXPENSES
   Investment Management Fees............................      21,697         43,414        63,678           325
   Accounting & Transfer Agent Fees......................         212            324         1,409            13
   Custodian Fees........................................          --              1         4,478            29
   Shareholder Servicing Fees
       Class R2 Shares...................................          --             35            --            --
   Filing Fees...........................................          54             94           188            10
   Shareholders' Reports.................................          85            173           361             8
   Directors'/Trustees' Fees & Expenses..................          26             67           104            --
   Professional Fees.....................................          10             28           251             2
   Organizational & Offering Costs.......................          --             --            --            37
   Other.................................................          17             44           419             1
                                                             --------     ----------    ----------        ------
          Total Fund Expenses............................      22,101         44,180        70,888           425
                                                             --------     ----------    ----------        ------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recoveredby Advisor
     (Note C)............................................      (6,677)            --            --           (31)
       Class R2 Shares...................................          --            (14)           --            --
       Institutional Class Shares........................          --         (8,669)           --            --
   Fees Paid Indirectly (Note C).........................          --             --          (664)           (2)
                                                             --------     ----------    ----------        ------
   Net Expenses..........................................      15,424         35,497        70,224           392
                                                             --------     ----------    ----------        ------
   NET INVESTMENT INCOME (LOSS)..........................      46,101        114,003       191,186           494
                                                             --------     ----------    ----------        ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................          --             --      (191,846)          158
       Affiliated Investment Companies Shares Sold.......          --             --             9            --
       Transactions Allocated from Affiliated
         Investment Company**............................      73,008        100,918            --            --
       Futures...........................................          --             --         2,305            39
       Foreign Currency Transactions.....................          --             --         1,387           (40)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........          --             --     3,159,593         7,910
       Affiliated Investment Companies Shares............          --             --            56            --
       Transactions Allocated from Affiliated
         Investment Company..............................     769,601      1,327,074            --            --
       Futures...........................................          --             --        21,428            --
       Translation of Foreign
         Currency-Denominated Amounts....................          --             --           (33)           (1)
                                                             --------     ----------    ----------        ------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............     842,609      1,427,992     2,992,899         8,066
                                                             --------     ----------    ----------        ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................    $888,710     $1,541,995    $3,184,085        $8,560
                                                             ========     ==========    ==========        ======

--------
** Net of foreign capital gain taxes withheld of $0, $0, $1 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
(a)The Portfolio commenced operations on November 14, 2018.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        ENHANCED U.S. LARGE    U.S. LARGE CAP EQUITY    U.S. LARGE CAP VALUE
                                                         COMPANY PORTFOLIO           PORTFOLIO                PORTFOLIO
                                                       ---------------------  ----------------------  ------------------------
                                                       SIX MONTHS    YEAR     SIX MONTHS     YEAR     SIX MONTHS      YEAR
                                                          ENDED      ENDED       ENDED       ENDED       ENDED        ENDED
                                                         APR 30,    OCT 31,     APR 30,     OCT 31,     APR 30,      OCT 31,
                                                          2019       2018        2019        2018        2019         2018
                                                       ----------- ---------  ----------- ----------  -----------  -----------
                                                       (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................  $  3,430   $   6,789  $   13,393  $   23,192  $   287,385  $   505,087
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/...............    (1,143)     (2,528)     (3,020)      4,178           --           --
       Affiliated Investment Companies Shares
         Sold.........................................        --          (1)         --          (5)          --           --
       Transactions Allocated from Affiliated
         Investment Company*,**.......................        --          --          --          --      417,196    1,280,400
       Futures........................................   (14,206)     51,936         466          21           --           --
       Foreign Currency Transactions..................       (20)        (33)         --          --           --           --
       Forward Currency Contracts.....................     1,946       2,456          --          --           --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.....................................     2,886      (3,976)    134,021      54,720           --           --
       Affiliated Investment Companies
         Shares.......................................        --          --           3           2           --           --
       Transactions Allocated from Affiliated
         Investment Company...........................        --          --          --          --      358,503   (1,151,639)
       Futures........................................    40,220     (34,076)         --          --           --           --
       Translation of Foreign Currency-
         Denominated Amounts..........................        (1)          3          --          --           --           --
       Forward Currency Contracts.....................       (27)       (448)         --          --           --           --
                                                        --------   ---------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations................................    33,085      20,122     144,863      82,108    1,063,084      633,848
                                                        --------   ---------  ----------  ----------  -----------  -----------
Distributions:
       Institutional Class Shares.....................   (18,057)    (55,242)    (13,679)    (22,158)  (1,446,389)  (1,599,355)
                                                        --------   ---------  ----------  ----------  -----------  -----------
          Total Distributions.........................   (18,057)    (55,242)    (13,679)    (22,158)  (1,446,389)  (1,599,355)
                                                        --------   ---------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued......................................    48,217     104,340     328,886     400,167    2,973,915    5,451,856
   Shares Issued in Lieu of Cash Distributions........    18,017      55,182      12,497      20,444    1,363,715    1,507,556
   Shares Redeemed....................................   (61,831)   (119,686)   (275,044)   (236,226)  (3,005,123)  (4,458,440)
                                                        --------   ---------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share Transactions................     4,403      39,836      66,339     184,385    1,332,507    2,500,972
                                                        --------   ---------  ----------  ----------  -----------  -----------
          Total Increase (Decrease) in Net
            Assets....................................    19,431       4,716     197,523     244,335      949,202    1,535,465
NET ASSETS
   Beginning of Period................................   327,063     322,347   1,457,218   1,212,883   25,268,336   23,732,871
                                                        --------   ---------  ----------  ----------  -----------  -----------
   End of Period......................................  $346,494   $ 327,063  $1,654,741  $1,457,218  $26,217,538  $25,268,336
                                                        ========   =========  ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................................     3,855       7,678      20,017      23,452       86,027      139,106
   Shares Issued in Lieu of Cash Distributions........     1,565       4,245         769       1,202       41,450       39,063
   Shares Redeemed....................................    (4,951)     (8,983)    (16,754)    (13,769)     (87,483)    (113,759)
                                                        --------   ---------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.......................       469       2,940       4,032      10,885       39,994       64,410
                                                        ========   =========  ==========  ==========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   U.S. TARGETED VALUE      U.S. SMALL CAP VALUE       U.S. CORE EQUITY 1
                                                        PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                ------------------------  ------------------------  ------------------------
                                                SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                  APR 30,      OCT 31,      APR 30,      OCT 31,      APR 30,      OCT 31,
                                                   2019         2018         2019         2018         2019         2018
                                                -----------  -----------  -----------  -----------  -----------  -----------
                                                (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $    71,263  $   133,663  $    85,485  $   157,417  $   206,961  $   359,365
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/........     195,653      450,081      586,452      833,947      160,953      159,334
       Affiliated Investment Companies
         Shares Sold...........................          (6)        (120)           2         (150)          (3)        (157)
       Futures.................................      (2,413)      10,338       (3,040)       8,130        2,546       22,597
       Foreign Currency Transactions...........          --          (10)          --           (5)          --           (2)
       In-Kind Redemptions.....................          --       16,160           --           --           --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..............................     196,287     (761,255)    (397,545)  (1,207,909)   1,658,628      582,991
       Affiliated Investment Companies
         Shares................................          88            2          112          (29)         109            1
       Futures.................................       6,971       (3,019)       6,431       (7,825)      18,378      (12,157)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     467,843     (154,160)     277,897     (216,424)   2,047,572    1,111,972
                                                -----------  -----------  -----------  -----------  -----------  -----------
Distributions:
       Class R1 Shares.........................      (2,170)      (2,923)          --           --           --           --
       Class R2 Shares.........................      (4,652)      (7,940)          --           --           --           --
       Institutional Class Shares..............    (473,173)    (575,420)    (848,542)    (834,889)    (357,964)    (460,863)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Total Distributions..................    (479,995)    (586,283)    (848,542)    (834,889)    (357,964)    (460,863)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...............................   1,604,473    2,212,541    2,074,843    2,623,124    3,304,862    5,010,981
   Shares Issued in Lieu of Cash
     Distributions.............................     454,873      552,460      772,136      765,814      349,969      450,061
   Shares Redeemed.............................  (1,293,880)  (2,301,827)  (2,129,753)  (2,770,877)  (2,784,435)  (3,245,167)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share
            Transactions.......................     765,466      463,174      717,226      618,061      870,396    2,215,875
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Total Increase (Decrease) in
            Net Assets.........................     753,314     (277,269)     146,581     (433,252)   2,560,004    2,866,984
NET ASSETS
   Beginning of Period.........................  10,463,162   10,740,431   14,732,615   15,165,867   23,629,726   20,762,742
                                                -----------  -----------  -----------  -----------  -----------  -----------
   End of Period............................... $11,216,476  $10,463,162  $14,879,196  $14,732,615  $26,189,730  $23,629,726
                                                ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................      73,911       87,535       63,331       67,506      149,759      213,759
   Shares Issued in Lieu of Cash
     Distributions.............................      22,449       22,442       25,188       20,311       16,346       19,536
   Shares Redeemed.............................     (59,565)     (90,819)     (64,964)     (71,140)    (126,558)    (138,602)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...........................      36,795       19,158       23,555       16,677       39,547       94,693
                                                ===========  ===========  ===========  ===========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     U.S. CORE EQUITY 2       U.S. VECTOR EQUITY         U.S. SMALL CAP
                                                          PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                  ------------------------  ----------------------  ------------------------
                                                  SIX MONTHS      YEAR      SIX MONTHS     YEAR     SIX MONTHS      YEAR
                                                     ENDED        ENDED        ENDED       ENDED       ENDED        ENDED
                                                    APR 30,      OCT 31,      APR 30,     OCT 31,     APR 30,      OCT 31,
                                                     2019         2018         2019        2018        2019         2018
                                                  -----------  -----------  ----------- ----------  -----------  -----------
                                                  (UNAUDITED)               (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $   216,067  $   379,407  $   34,712  $   66,134  $    97,789  $   190,744
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............     192,634      287,280      63,035     112,491      328,481      630,926
       Affiliated Investment Companies
         Shares Sold.............................          (5)        (115)         (1)        (52)          19         (358)
       Futures...................................      (4,838)      26,827       2,204       1,014       (1,294)      14,477
       Foreign Currency Transactions.............          --           (4)         --          --           --           (6)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency................................   1,558,897      218,021     151,372    (137,731)     225,280     (714,753)
       Affiliated Investment Companies
         Shares..................................         127          (15)         32         (17)         200          (18)
       Futures...................................      22,739      (16,600)      1,554         631        8,867       (5,817)
                                                  -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................   1,985,621      894,801     252,908      42,470      659,342      115,195
                                                  -----------  -----------  ----------  ----------  -----------  -----------
Distributions:
       Institutional Class Shares................    (488,834)    (577,402)   (138,994)   (226,006)    (677,037)    (828,617)
                                                  -----------  -----------  ----------  ----------  -----------  -----------
          Total Distributions....................    (488,834)    (577,402)   (138,994)   (226,006)    (677,037)    (828,617)
                                                  -----------  -----------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued.................................   3,341,927    4,612,048     769,974     801,656    2,081,275    3,281,164
   Shares Issued in Lieu of Cash
     Distributions...............................     477,329      567,939     130,374     223,582      641,516      786,942
   Shares Redeemed...............................  (2,655,304)  (3,335,154)   (889,924)   (954,936)  (1,955,587)  (2,983,020)
                                                  -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share
            Transactions.........................   1,163,952    1,844,833      10,424      70,302      767,204    1,085,086
                                                  -----------  -----------  ----------  ----------  -----------  -----------
          Total Increase (Decrease) in
            Net Assets...........................   2,660,739    2,162,232     124,338    (113,234)     749,509      371,664
NET ASSETS
   Beginning of Period...........................  24,677,650   22,515,418   4,610,769   4,724,003   17,303,451   16,931,787
                                                  -----------  -----------  ----------  ----------  -----------  -----------
   End of Period................................. $27,338,389  $24,677,650  $4,735,107  $4,610,769  $18,052,960  $17,303,451
                                                  ===========  ===========  ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................     164,069      209,626      44,185      41,129       64,218       88,622
   Shares Issued in Lieu of Cash
     Distributions...............................      24,270       26,310       7,938      11,712       21,059       21,913
   Shares Redeemed...............................    (128,602)    (151,440)    (50,697)    (48,909)     (60,408)     (80,602)
                                                  -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed.............................      59,737       84,496       1,426       3,932       24,869       29,933
                                                  ===========  ===========  ==========  ==========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                U.S. HIGH RELATIVE     DFA REAL ESTATE SECURITIES
                                      U.S. MICRO CAP PORTFOLIO PROFITABILITY PORTFOLIO         PORTFOLIO
                                      ----------------------   ----------------------  ------------------------
                                      SIX MONTHS      YEAR     SIX MONTHS     YEAR     SIX MONTHS       YEAR
                                         ENDED        ENDED       ENDED       ENDED       ENDED         ENDED
                                        APR 30,      OCT 31,     APR 30,     OCT 31,     APR 30,       OCT 31,
                                         2019         2018        2019        2018        2019          2018
                                      -----------  ----------  -----------  --------   -----------   -----------
                                      (UNAUDITED)              (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
   Net Investment Income
     (Loss).......................... $   34,156   $   49,928  $    7,802   $  6,528   $   180,010   $   399,946
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold/*,**/..................    225,002      264,588      (3,639)    (2,077)      (30,451)      (46,559)
       Affiliated Investment
         Companies Shares Sold.......          1          (61)         --         (3)            4           (37)
       Futures.......................     (5,420)       7,709         (52)        59        (6,732)        8,922
       Foreign Currency
         Transactions................         --           (3)         --         --            --            --
       In-Kind Redemptions...........         --           --          --         --        50,622        80,654
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency........   (112,806)    (242,170)    105,724         35       899,947      (196,570)
       Affiliated Investment
         Companies Shares............         66           (7)          1          1            17            (2)
       Futures.......................      6,144       (3,647)         --         --         4,100        (2,811)
                                      ----------   ----------  ----------   --------   -----------   -----------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from Operations..........    147,143       76,337     109,836      4,543     1,097,517       243,543
                                      ----------   ----------  ----------   --------   -----------   -----------
Distributions:
       Institutional Class
         Shares......................   (283,740)    (328,523)     (7,057)    (5,717)     (149,660)     (439,618)
                                      ----------   ----------  ----------   --------   -----------   -----------
          Total Distributions........   (283,740)    (328,523)     (7,057)    (5,717)     (149,660)     (439,618)
                                      ----------   ----------  ----------   --------   -----------   -----------
Capital Share
  Transactions (1):
   Shares Issued.....................    698,594      990,936     467,544    637,379     1,111,773     1,859,208
   Shares Issued in Lieu of
     Cash Distributions..............    261,766      302,813       7,052      5,712       123,356       351,943
   Shares Redeemed...................   (663,071)    (869,977)   (140,571)   (60,262)   (1,276,293)   (1,718,594)
                                      ----------   ----------  ----------   --------   -----------   -----------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions.............    297,289      423,772     334,025    582,829       (41,164)      492,557
                                      ----------   ----------  ----------   --------   -----------   -----------
          Total Increase
            (Decrease) in Net
            Assets...................    160,692      171,586     436,804    581,655       906,693       296,482
NET ASSETS
   Beginning of Period...............  6,478,316    6,306,730     722,728    141,073     8,577,658     8,281,176
                                      ----------   ----------  ----------   --------   -----------   -----------
   End of Period..................... $6,639,008   $6,478,316  $1,159,532   $722,728   $ 9,484,351   $ 8,577,658
                                      ==========   ==========  ==========   ========   ===========   ===========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.....................     34,784       43,334      39,681     52,575        31,172        54,826
   Shares Issued in Lieu of
     Cash Distributions..............     13,888       13,706         609        468         3,552        10,160
   Shares Redeemed...................    (33,063)     (38,021)    (12,131)    (4,950)      (36,255)      (50,388)
                                      ----------   ----------  ----------   --------   -----------   -----------
          Net Increase
            (Decrease) from
            Shares Issued and
            Redeemed.................     15,609       19,019      28,159     48,093        (1,531)       14,598
                                      ==========   ==========  ==========   ========   ===========   ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         LARGE CAP INTERNATIONAL    INTERNATIONAL CORE         GLOBAL SMALL
                                                                PORTFOLIO            EQUITY PORTFOLIO       COMPANY PORTFOLIO
                                                         ----------------------  ------------------------  -------------------
                                                         SIX MONTHS     YEAR     SIX MONTHS      YEAR      SIX MONTHS   YEAR
                                                            ENDED       ENDED       ENDED        ENDED        ENDED     ENDED
                                                           APR 30,     OCT 31,     APR 30,      OCT 31,      APR 30,   OCT 31,
                                                            2019        2018        2019         2018         2019      2018
                                                         ----------- ----------  -----------  -----------  ----------- -------
                                                         (UNAUDITED)             (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   74,623  $  135,824  $   411,722  $   753,667    $   237   $   403
   Capital Gain Distributions Received from
     Investment Securities..............................         --          --           --           --        587       333
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................    (67,965)      9,278     (190,728)      37,602         --        --
       Affiliated Investment Companies Shares
         Sold...........................................         (6)        (31)           4          (83)      (237)      (93)
       Transactions Allocated from Affiliated
         Investment Company*,**.........................         --          --           --           --        721      (602)
       Futures..........................................     (1,849)      5,207         (943)      42,294         --        15
       Foreign Currency Transactions....................       (652)     (1,098)       2,144       (6,317)        --        --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................    376,743    (492,554)   1,462,548   (3,538,139)        --        --
       Affiliated Investment Companies Shares...........         20          35           96          (17)       306      (772)
       Transactions Allocated from Affiliated
         Investment Company.............................         --          --           --           --        190    (1,701)
       Futures..........................................      4,753      (3,535)      23,259      (17,544)        --        --
       Translation of Foreign Currency-
         Denominated Amounts............................        (11)       (201)         (48)        (811)        --        --
                                                         ----------  ----------  -----------  -----------    -------   -------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    385,656    (347,075)   1,708,054   (2,729,348)     1,804    (2,417)
                                                         ----------  ----------  -----------  -----------    -------   -------
Distributions:
       Institutional Class Shares.......................    (52,104)   (132,270)    (297,074)    (711,406)      (308)     (350)
                                                         ----------  ----------  -----------  -----------    -------   -------
          Total Distributions...........................    (52,104)   (132,270)    (297,074)    (711,406)      (308)     (350)
                                                         ----------  ----------  -----------  -----------    -------   -------
Capital Share Transactions (1):
   Shares Issued........................................  1,019,278   1,048,667    5,441,043    8,724,881      8,411    22,726
   Shares Issued in Lieu of Cash Distributions..........     46,307     116,674      282,294      674,993        308       350
   Shares Redeemed......................................   (742,322)   (821,680)  (4,418,497)  (4,228,499)    (5,825)   (3,950)
                                                         ----------  ----------  -----------  -----------    -------   -------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    323,263     343,661    1,304,840    5,171,375      2,894    19,126
                                                         ----------  ----------  -----------  -----------    -------   -------
          Total Increase (Decrease) in Net
            Assets......................................    656,815    (135,684)   2,715,820    1,730,621      4,390    16,359
NET ASSETS
   Beginning of Period..................................  4,587,406   4,723,090   27,174,589   25,443,968     31,380    15,021
                                                         ----------  ----------  -----------  -----------    -------   -------
   End of Period........................................ $5,244,221  $4,587,406  $29,890,409  $27,174,589    $35,770   $31,380
                                                         ==========  ==========  ===========  ===========    =======   =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................     48,793      44,730      439,660      611,977        815     1,939
   Shares Issued in Lieu of Cash Distributions..........      2,229       5,040       23,614       48,289         31        31
   Shares Redeemed......................................    (35,522)    (35,059)    (360,563)    (299,311)      (572)     (346)
                                                         ----------  ----------  -----------  -----------    -------   -------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................     15,500      14,711      102,711      360,955        274     1,624
                                                         ==========  ==========  ===========  ===========    =======   =======

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            INTERNATIONAL SMALL        JAPANESE SMALL      ASIA PACIFIC SMALL
                                                             COMPANY PORTFOLIO       COMPANY PORTFOLIO      COMPANY PORTFOLIO
                                                         ------------------------  ---------------------  --------------------
                                                         SIX MONTHS      YEAR      SIX MONTHS    YEAR     SIX MONTHS    YEAR
                                                            ENDED        ENDED        ENDED      ENDED       ENDED      ENDED
                                                           APR 30,      OCT 31,      APR 30,    OCT 31,     APR 30,    OCT 31,
                                                            2019         2018         2019       2018        2019       2018
                                                         -----------  -----------  ----------- ---------  ----------- --------
                                                         (UNAUDITED)               (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   136,255  $   305,199   $  6,493   $  10,186   $  5,523   $ 12,981
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated
         Investment Company*,**.........................     194,248      549,889      3,900      36,946      1,984    (13,453)
       Futures..........................................      (1,000)      17,382         --          --         --         --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................         108           --         --          --         --         --
       Transactions Allocated from Affiliated
         Investment Company.............................     242,534   (2,214,609)   (21,064)   (101,251)    25,627    (33,087)
       Futures..........................................       6,908       (9,491)        --          --         --         --
                                                         -----------  -----------   --------   ---------   --------   --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................     579,053   (1,351,630)   (10,671)    (54,119)    33,134    (33,559)
                                                         -----------  -----------   --------   ---------   --------   --------
Distributions:
       Institutional Class Shares.......................    (740,835)    (711,038)   (39,387)    (15,936)   (11,260)   (13,370)
                                                         -----------  -----------   --------   ---------   --------   --------
          Total Distributions...........................    (740,835)    (711,038)   (39,387)    (15,936)   (11,260)   (13,370)
                                                         -----------  -----------   --------   ---------   --------   --------
Capital Share Transactions (1):
   Shares Issued........................................   1,902,140    2,606,895     38,156     141,296     11,726    103,070
   Shares Issued in Lieu of Cash Distributions..........     712,536      680,889     36,290      14,541     10,374     12,186
   Shares Redeemed......................................  (2,485,648)  (2,059,202)   (55,779)   (111,110)   (11,921)   (54,145)
                                                         -----------  -----------   --------   ---------   --------   --------
          Net Increase (Decrease) from Capital
            Share Transactions..........................     129,028    1,228,582     18,667      44,727     10,179     61,111
                                                         -----------  -----------   --------   ---------   --------   --------
          Total Increase (Decrease) in Net
            Assets......................................     (32,754)    (834,086)   (31,391)    (25,328)    32,053     14,182
NET ASSETS
   Beginning of Period..................................  12,656,204   13,490,290    622,650     647,978    346,335    332,153
                                                         -----------  -----------   --------   ---------   --------   --------
   End of Period........................................ $12,623,450  $12,656,204   $591,259   $ 622,650   $378,388   $346,335
                                                         ===========  ===========   ========   =========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................     111,807      124,547      1,648       4,906        572      4,371
   Shares Issued in Lieu of Cash Distributions..........      44,701       33,057      1,637         505        522        527
   Shares Redeemed......................................    (145,395)     (98,779)    (2,400)     (3,870)      (567)    (2,282)
                                                         -----------  -----------   --------   ---------   --------   --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................      11,113       58,825        885       1,541        527      2,616
                                                         ===========  ===========   ========   =========   ========   ========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         UNITED KINGDOM SMALL   CONTINENTAL SMALL     DFA INTERNATIONAL REAL
                                                          COMPANY PORTFOLIO     COMPANY PORTFOLIO    ESTATE SECURITIES PORTFOLIO
                                                         -------------------  ---------------------  --------------------------
                                                         SIX MONTHS   YEAR    SIX MONTHS    YEAR     SIX MONTHS       YEAR
                                                            ENDED     ENDED      ENDED      ENDED       ENDED         ENDED
                                                           APR 30,   OCT 31,    APR 30,    OCT 31,     APR 30,       OCT 31,
                                                            2019      2018       2019       2018        2019          2018
                                                         ----------- -------  ----------- ---------  -----------   -----------
                                                         (UNAUDITED)          (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).........................   $   420   $ 1,170   $   5,436  $  15,590  $  111,498    $   245,747
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................        --        --          --         --    (102,659)       (55,861)
       Affiliated Investment Companies Shares
         Sold...........................................        --        --          --         --           1            (50)
       Transactions Allocated from Affiliated
         Investment Company*,**.........................        55     2,228      49,188     19,862          --             --
       Futures..........................................        --        --          --         --      (1,258)         6,053
       Foreign Currency Transactions....................        --        --          --         --         834          3,300
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign Currency.......        --        --          --         --     551,631       (212,037)
       Affiliated Investment Companies Shares...........        --        --          --         --           9              6
       Transactions Allocated from Affiliated
         Investment Company.............................     1,604    (7,070)     (9,834)  (119,115)         --             --
       Futures..........................................        --        --          --         --       3,208         (1,430)
       Translation of Foreign Currency-Denominated
         Amounts........................................        --        --          --         --          85           (239)
                                                           -------   -------   ---------  ---------  ----------    -----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................     2,079    (3,672)     44,790    (83,663)    563,349        (14,511)
                                                           -------   -------   ---------  ---------  ----------    -----------
Distributions:
       Institutional Class Shares.......................    (1,692)   (3,924)    (21,094)   (20,414)   (302,662)      (241,977)
                                                           -------   -------   ---------  ---------  ----------    -----------
          Total Distributions...........................    (1,692)   (3,924)    (21,094)   (20,414)   (302,662)      (241,977)
                                                           -------   -------   ---------  ---------  ----------    -----------
Capital Share Transactions (1):
   Shares Issued........................................     1,072     2,809      99,162    207,831     591,761      1,129,099
   Shares Issued in Lieu of Cash Distributions..........     1,517     3,396      20,000     19,301     297,390        238,291
   Shares Redeemed......................................    (8,164)   (7,435)   (144,846)   (69,751)   (904,436)    (1,166,148)
                                                           -------   -------   ---------  ---------  ----------    -----------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    (5,575)   (1,230)    (25,684)   157,381     (15,285)       201,242
                                                           -------   -------   ---------  ---------  ----------    -----------
          Total Increase (Decrease) in Net
            Assets......................................    (5,188)   (8,826)     (1,988)    53,304     245,402        (55,246)
NET ASSETS
   Beginning of Period..................................    36,351    45,177     645,651    592,347   5,442,507      5,497,753
                                                           -------   -------   ---------  ---------  ----------    -----------
   End of Period........................................   $31,163   $36,351   $ 643,663  $ 645,651  $5,687,909    $ 5,442,507
                                                           =======   =======   =========  =========  ==========    ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................        42        91       4,406      7,354     120,393        219,592
   Shares Issued in Lieu of Cash Distributions..........        66       114         925        709      64,510         46,632
   Shares Redeemed......................................      (341)     (239)     (6,201)    (2,541)   (189,862)      (228,031)
                                                           -------   -------   ---------  ---------  ----------    -----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................      (233)      (34)       (870)     5,522      (4,959)        38,193
                                                           =======   =======   =========  =========  ==========    ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     DFA GLOBAL REAL ESTATE    DFA INTERNATIONAL SMALL  INTERNATIONAL VECTOR EQUITY
                                                      SECURITIES PORTFOLIO       CAP VALUE PORTFOLIO           PORTFOLIO
                                                    ------------------------  ------------------------  --------------------------
                                                    SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                                       ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                                                      APR 30,      OCT 31,      APR 30,      OCT 31,      APR 30,       OCT 31,
                                                       2019         2018         2019         2018         2019          2018
                                                    -----------  -----------  -----------  -----------  -----------    ----------
                                                    (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   245,422  $   319,485  $   145,881  $   333,887  $   33,004    $   63,232
   Capital Gain Distributions Received from
     Investment Securities.........................          --        5,030           --           --          --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/............       4,056      (30,218)      43,249      489,396     (14,545)       81,370
       Affiliated Investment Companies
         Shares Sold...............................      23,983       13,679            8          (64)         (1)           (4)
       Futures.....................................        (135)          --       (2,562)      19,832      (1,747)          (84)
       Foreign Currency Transactions...............          --           --         (522)     (11,795)       (520)         (430)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................     398,356       (6,013)      78,543   (2,949,087)    103,233      (401,480)
       Affiliated Investment Companies
         Shares....................................     225,017     (177,027)          56          (36)         11            (6)
       Futures.....................................          --           --        7,897       (7,629)         --            --
       Translation of Foreign Currency-
         Denominated Amounts.......................          --           --         (166)        (512)        (56)          (65)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................     896,699      124,936      272,384   (2,126,008)    119,379      (257,467)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
Distributions:
       Institutional Class Shares..................    (351,905)    (255,497)    (616,000)    (896,785)    (97,827)      (69,245)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
          Total Distributions......................    (351,905)    (255,497)    (616,000)    (896,785)    (97,827)      (69,245)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
Capital Share Transactions (1):
   Shares Issued...................................   1,089,871    2,076,669    2,085,486    2,575,335     702,599       587,591
   Shares Issued in Lieu of Cash
     Distributions.................................     335,724      245,163      556,119      810,215      93,072        68,621
   Shares Redeemed.................................  (1,144,784)  (1,469,129)  (2,284,232)  (2,737,533)   (671,865)     (418,135)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............     280,811      852,703      357,373      648,017     123,806       238,077
                                                    -----------  -----------  -----------  -----------  ----------     ----------
          Total Increase (Decrease) in Net
            Assets.................................     825,605      722,142       13,757   (2,374,776)    145,358       (88,635)
NET ASSETS
   Beginning of Period.............................   7,475,924    6,753,782   13,787,695   16,162,471   2,441,217     2,529,852
                                                    -----------  -----------  -----------  -----------  ----------     ----------
   End of Period................................... $ 8,301,529  $ 7,475,924  $13,801,452  $13,787,695  $2,586,575    $2,441,217
                                                    ===========  ===========  ===========  ===========  ==========     ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................      99,547      193,699      118,434      116,242      64,167        44,843
   Shares Issued in Lieu of Cash
     Distributions.................................      32,690       22,410       33,421       36,559       8,921         5,242
   Shares Redeemed.................................    (106,641)    (137,791)    (130,126)    (123,463)    (61,404)      (31,849)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...............................      25,596       78,318       21,729       29,338      11,684        18,236
                                                    ===========  ===========  ===========  ===========  ==========     ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                INTERNATIONAL HIGH RELATIVE  WORLD EX U.S. VALUE  WORLD EX U.S. TARGETED
                                                PROFITABILITY PORTFOLIO           PORTFOLIO          VALUE PORTFOLIO
                                                --------------------------  --------------------  ---------------------
                                                SIX MONTHS       YEAR       SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                                   ENDED         ENDED         ENDED      ENDED      ENDED      ENDED
                                                  APR 30,       OCT 31,       APR 30,    OCT 31,    APR 30,    OCT 31,
                                                   2019          2018          2019       2018       2019       2018
                                                -----------     --------    ----------- --------  ----------- ---------
                                                (UNAUDITED)                 (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................  $  5,219      $  4,407      $  3,514   $  6,776   $   5,302  $  10,453
   Capital Gain Distributions Received
     from Investment Securities................        --            --           766        772          --         --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/........    (3,545)       (1,478)           --         --       3,466     14,758
       Affiliated Investment Companies
         Shares Sold...........................        (1)           --          (628)      (152)         --         (1)
       Transactions Allocated from
         Affiliated Investment
         Company*,**...........................        --            --           682      4,866          --         --
       Futures.................................       255           167          (109)        --        (308)        22
       Foreign Currency Transactions...........       (52)           35            --         --         (66)      (268)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................    34,472       (27,436)           --         --      23,747    (98,264)
       Affiliated Investment Companies
         Shares................................        --            --           265     (4,644)         --         --
       Transactions Allocated from
         Affiliated Investment Company.........        --            --        10,739    (30,618)         --         --
       Translation of Foreign
         Currency-Denominated Amounts..........       (10)           (7)           --         --          (6)        (8)
                                                 --------       --------     --------   --------   ---------  ---------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................    36,338       (24,312)       15,229    (23,000)     32,135    (73,308)
                                                 --------       --------     --------   --------   ---------  ---------
Distributions:
       Institutional Class Shares..............    (3,225)       (3,960)       (7,673)    (8,118)    (14,079)   (18,759)
                                                 --------       --------     --------   --------   ---------  ---------
          Total Distributions..................    (3,225)       (3,960)       (7,673)    (8,118)    (14,079)   (18,759)
                                                 --------       --------     --------   --------   ---------  ---------
Capital Share Transactions (1):
   Shares Issued...............................   182,636       252,625        67,430     78,125     245,029    215,731
   Shares Issued in Lieu of Cash
     Distributions.............................     3,224         3,958         7,666      8,111      14,048     18,713
   Shares Redeemed.............................   (47,301)      (29,236)      (42,165)   (61,001)   (182,854)  (148,726)
                                                 --------       --------     --------   --------   ---------  ---------
          Net Increase (Decrease) from
            Capital Share Transactions.........   138,559       227,347        32,931     25,235      76,223     85,718
                                                 --------       --------     --------   --------   ---------  ---------
          Total Increase (Decrease) in
            Net Assets.........................   171,672       199,075        40,487     (5,883)     94,279     (6,349)
NET ASSETS
   Beginning of Period.........................   266,868        67,793       240,668    246,551     460,155    466,504
                                                 --------       --------     --------   --------   ---------  ---------
   End of Period...............................  $438,540      $266,868      $281,155   $240,668   $ 554,434  $ 460,155
                                                 ========       ========     ========   ========   =========  =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................    18,730        23,561         6,186      6,253      20,451     15,217
   Shares Issued in Lieu of Cash
     Distributions.............................       328           374           738        657       1,213      1,301
   Shares Redeemed.............................    (4,944)       (2,797)       (3,823)    (4,751)    (15,157)   (10,739)
                                                 --------       --------     --------   --------   ---------  ---------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........    14,114        21,138         3,101      2,159       6,507      5,779
                                                 ========       ========     ========   ========   =========  =========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         WORLD EX U.S. CORE EQUITY   WORLD CORE EQUITY      SELECTIVELY HEDGED
                                                                PORTFOLIO                PORTFOLIO        GLOBAL EQUITY PORTFOLIO
                                                         ------------------------  ---------------------  ---------------------
                                                         SIX MONTHS      YEAR      SIX MONTHS    YEAR     SIX MONTHS     YEAR
                                                            ENDED        ENDED        ENDED      ENDED       ENDED       ENDED
                                                           APR 30,      OCT 31,      APR 30,    OCT 31,     APR 30,     OCT 31,
                                                            2019         2018         2019       2018        2019        2018
                                                         -----------  ----------   ----------- ---------  -----------  ---------
                                                         (UNAUDITED)               (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   42,057   $   81,701    $  6,897   $  13,553   $  3,730    $   7,842
   Capital Gain Distributions Received from
     Investment Securities..............................         --           --       2,509       1,843      1,971        1,607
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................    (11,038)      21,093          --          --         --            1
       Affiliated Investment Companies Shares
         Sold...........................................         (1)          (7)     (2,690)      1,952     (3,060)       2,046
       Futures..........................................     (1,060)       1,743         (63)        145     (2,076)       3,877
       Foreign Currency Transactions....................       (140)        (951)         --          --         --           --
       Forward Currency Contracts.......................         --           --          --          --      2,569        4,871
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign
         Currency.......................................    238,349     (472,935)         --          --          2           13
       Affiliated Investment Companies Shares...........          9           (1)     61,804     (39,888)    28,836      (27,187)
       Futures..........................................         --           --          --          --      2,381       (2,628)
       Translation of Foreign Currency-
         Denominated Amounts............................        (48)         (79)         --          --         --           --
       Forward Currency Contracts.......................         --           --          --          --     (1,116)         178
                                                         ----------   ----------    --------   ---------   --------    ---------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    268,128     (369,436)     68,457     (22,395)    33,237       (9,380)
                                                         ----------   ----------    --------   ---------   --------    ---------
Distributions:
       Institutional Class Shares.......................    (48,817)     (75,944)    (12,170)    (14,502)   (16,865)     (11,171)
                                                         ----------   ----------    --------   ---------   --------    ---------
          Total Distributions...........................    (48,817)     (75,944)    (12,170)    (14,502)   (16,865)     (11,171)
                                                         ----------   ----------    --------   ---------   --------    ---------
Capital Share Transactions (1):
   Shares Issued........................................    789,969    1,408,140     132,763     346,536     52,637      114,026
   Shares Issued in Lieu of Cash Distributions..........     47,153       72,834      12,074      14,069     16,808       11,131
   Shares Redeemed......................................   (555,805)    (711,170)    (65,880)   (129,087)   (59,766)    (103,615)
                                                         ----------   ----------    --------   ---------   --------    ---------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    281,317      769,804      78,957     231,518      9,679       21,542
                                                         ----------   ----------    --------   ---------   --------    ---------
          Total Increase (Decrease) in Net
            Assets......................................    500,628      324,424     135,244     194,621     26,051          991
NET ASSETS
   Beginning of Period..................................  3,129,791    2,805,367     741,512     546,891    403,195      402,204
                                                         ----------   ----------    --------   ---------   --------    ---------
   End of Period........................................ $3,630,419   $3,129,791    $876,756   $ 741,512   $429,246    $ 403,195
                                                         ==========   ==========    ========   =========   ========    =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................     74,884      116,093       8,935      20,931      3,538        6,816
   Shares Issued in Lieu of Cash Distributions..........      4,674        6,147         832         856      1,185          679
   Shares Redeemed......................................    (52,766)     (59,215)     (4,344)     (7,697)    (4,042)      (6,176)
                                                         ----------   ----------    --------   ---------   --------    ---------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................     26,792       63,025       5,423      14,090        681        1,319
                                                         ==========   ==========    ========   =========   ========    =========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $(1), $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        EMERGING MARKETS         EMERGING MARKETS      EMERGING MARKETS VALUE
                                                           PORTFOLIO           SMALL CAP PORTFOLIO            PORTFOLIO
                                                    -----------------------  -----------------------  ------------------------
                                                    SIX MONTHS     YEAR      SIX MONTHS     YEAR      SIX MONTHS      YEAR
                                                       ENDED       ENDED        ENDED       ENDED        ENDED        ENDED
                                                      APR 30,     OCT 31,      APR 30,     OCT 31,      APR 30,      OCT 31,
                                                       2019        2018         2019        2018         2019         2018
                                                    ----------- -----------  ----------- -----------  -----------  -----------
                                                    (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   39,703  $   127,713  $   46,101  $   172,421  $   114,003  $   453,039
   Net Realized Gain (Loss) on:
       Transactions Allocated from
         Affiliated Investment
         Company*,**...............................    (15,692)      76,077      73,008      185,571      100,918      304,582
   Change in Unrealized Appreciation
     (Depreciation) of:
       Transactions Allocated from
         Affiliated Investment Company.............    626,514     (937,174)    769,601   (1,598,746)   1,327,074   (2,444,307)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    650,525     (733,384)    888,710   (1,240,754)   1,541,995   (1,686,686)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
Distributions:
       Class R2 Shares.............................         --           --          --           --         (298)        (632)
       Institutional Class Shares..................    (34,000)    (115,293)   (248,942)    (339,983)    (195,858)    (438,799)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
          Total Distributions......................    (34,000)    (115,293)   (248,942)    (339,983)    (196,156)    (439,431)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................    832,653    1,740,732     637,656    1,502,030    2,007,377    2,709,737
   Shares Issued in Lieu of Cash
     Distributions.................................     30,550      104,589     232,932      321,912      184,862      416,976
   Shares Redeemed.................................   (780,360)  (2,235,370)   (793,836)  (1,188,516)  (1,502,626)  (3,958,464)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share Transactions.............     82,843     (390,049)     76,752      635,426      689,613     (831,751)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net
            Assets.................................    699,368   (1,238,726)    716,520     (945,311)   2,035,452   (2,957,868)
NET ASSETS
   Beginning of Period.............................  5,394,188    6,632,914   6,304,406    7,249,717   16,456,560   19,414,428
                                                    ----------  -----------  ----------  -----------  -----------  -----------
   End of Period................................... $6,093,556  $ 5,394,188  $7,020,926  $ 6,304,406  $18,492,012  $16,456,560
                                                    ==========  ===========  ==========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................     31,148       59,520      32,323       66,017       70,844       88,155
   Shares Issued in Lieu of Cash
     Distributions.................................      1,194        3,693      12,571       14,324        6,920       14,033
   Shares Redeemed.................................    (29,172)     (75,814)    (40,560)     (52,180)     (53,696)    (128,806)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...............................      3,170      (12,601)      4,334       28,161       24,068      (26,618)
                                                    ==========  ===========  ==========  ===========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $(144), respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                            EMERGING MARKETS CORE   EMERGING MARKETS TARGETED
                                                                              EQUITY PORTFOLIO           VALUE PORTFOLIO
                                                                          ------------------------  -------------------------
                                                                                                             PERIOD
                                                                                                             NOV 14,
                                                                          SIX MONTHS      YEAR               2018(A)
                                                                             ENDED        ENDED                TO
                                                                            APR 30,      OCT 31,             APR 30,
                                                                             2019         2018                2019
                                                                          -----------  -----------  -------------------------
                                                                          (UNAUDITED)                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................................... $   191,186  $   640,665          $    494
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..................................    (191,846)      31,925               158
       Affiliated Investment Companies Shares Sold.......................           9          (73)               --
       Futures...........................................................       2,305       23,201                39
       Foreign Currency Transactions.....................................       1,387       (8,571)              (40)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency........................   3,159,593   (4,701,470)            7,910
       Affiliated Investment Companies Shares............................          56          (27)               --
       Futures...........................................................      21,428      (14,163)               --
       Translation of Foreign Currency-Denominated Amounts...............         (33)        (112)               (1)
                                                                          -----------  -----------          --------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations...................................................   3,184,085   (4,028,625)            8,560
                                                                          -----------  -----------          --------
Distributions:
       Institutional Class Shares........................................    (202,687)    (593,704)              (64)
                                                                          -----------  -----------          --------
          Total Distributions............................................    (202,687)    (593,704)              (64)
                                                                          -----------  -----------          --------
Capital Share Transactions (1):
   Shares Issued.........................................................   3,557,676    7,226,472           114,217
   Shares Issued in Lieu of Cash Distributions...........................     191,145      559,808                64
   Shares Redeemed.......................................................  (3,094,651)  (4,876,914)           (5,124)
                                                                          -----------  -----------          --------
          Net Increase (Decrease) from Capital Share Transactions........     654,170    2,909,366           109,157
                                                                          -----------  -----------          --------
          Total Increase (Decrease) in Net Assets........................   3,635,568   (1,712,963)          117,653
NET ASSETS
   Beginning of Period...................................................  25,372,759   27,085,722                --
                                                                          -----------  -----------          --------
   End of Period......................................................... $29,008,327  $25,372,759          $117,653
                                                                          ===========  ===========          ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................................     177,591      325,137            11,301
   Shares Issued in Lieu of Cash Distributions...........................       9,911       26,402                 6
   Shares Redeemed.......................................................    (156,020)    (222,685)             (484)
                                                                          -----------  -----------          --------
          Net Increase (Decrease) from Shares Issued and Redeemed........      31,482      128,854            10,823
                                                                          ===========  ===========          ========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $(1) and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $(5) and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                      --------------------------------------------------------------
                                                      SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                                         ENDED        ENDED     ENDED     ENDED     ENDED     ENDED
                                                        APR 30,      OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                         2019         2018      2017      2016      2015      2014
                                                      -----------   --------  --------  --------  --------  --------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period.................  $  13.03     $  14.54  $  12.22  $  12.54  $  13.65  $  11.70
                                                       --------     --------  --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)......................      0.14         0.26      0.18      0.10      0.07      0.07
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................      1.14         0.52      2.63      0.45      0.53      1.94
                                                       --------     --------  --------  --------  --------  --------
       Total from Investment Operations..............      1.28         0.78      2.81      0.55      0.60      2.01
                                                       --------     --------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income.............................     (0.19)       (0.25)    (0.13)    (0.08)    (0.05)    (0.06)
   Net Realized Gains................................     (0.57)       (2.04)    (0.36)    (0.79)    (1.66)       --
                                                       --------     --------  --------  --------  --------  --------
       Total Distributions...........................     (0.76)       (2.29)    (0.49)    (0.87)    (1.71)    (0.06)
                                                       --------     --------  --------  --------  --------  --------
Net Asset Value, End of Period.......................  $  13.55     $  13.03  $  14.54  $  12.22  $  12.54  $  13.65
                                                       ========     ========  ========  ========  ========  ========
Total Return.........................................     10.86%(B)     5.62%    23.53%     4.75%     5.25%    17.18%
                                                       --------     --------  --------  --------  --------  --------
Net Assets, End of Period (thousands)................  $346,494     $327,063  $322,347  $238,413  $203,641  $216,719
Ratio of Expenses to Average Net Assets..............      0.15%(C)     0.15%     0.18%     0.23%     0.24%     0.23%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly))............................      0.24%(C)     0.23%     0.24%     0.24%     0.24%     0.23%
Ratio of Net Investment Income to Average............
  Net Assets.........................................      2.19%(C)     1.94%     1.36%     0.80%     0.53%     0.55%
Portfolio Turnover Rate..............................        55%(B)       91%      122%      119%      223%      202%
                                                       --------     --------  --------  --------  --------  --------

                                                                        U.S. LARGE CAP EQUITY PORTFOLIO
                                                      -------------------------------------------------------------------
                                                       SIX MONTHS       YEAR        YEAR       YEAR      YEAR      YEAR
                                                          ENDED         ENDED       ENDED      ENDED     ENDED     ENDED
                                                         APR 30,       OCT 31,     OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                          2019          2018        2017       2016      2015      2014
                                                      -----------    ----------  ----------  --------  --------  --------
                                                       (UNAUDITED)
Net Asset Value, Beginning of Period................. $    16.75     $    15.93  $    13.06  $  12.86  $  12.65  $  11.07
                                                      ----------     ----------  ----------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)......................       0.15           0.28        0.26      0.25      0.23      0.21
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................       1.43           0.81        2.87      0.19      0.21      1.57
                                                      ----------     ----------  ----------  --------  --------  --------
       Total from Investment Operations..............       1.58           1.09        3.13      0.44      0.44      1.78
                                                      ----------     ----------  ----------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income.............................      (0.16)         (0.27)      (0.26)    (0.24)    (0.21)    (0.20)
   Net Realized Gains................................         --             --          --        --     (0.02)       --
                                                      ----------     ----------  ----------  --------  --------  --------
       Total Distributions...........................      (0.16)         (0.27)      (0.26)    (0.24)    (0.23)    (0.20)
                                                      ----------     ----------  ----------  --------  --------  --------
Net Asset Value, End of Period....................... $    18.17     $    16.75  $    15.93  $  13.06  $  12.86  $  12.65
                                                      ==========     ==========  ==========  ========  ========  ========
Total Return.........................................       9.52%(B)       6.82%      24.16%     3.51%     3.49%    16.19%
                                                      ----------     ----------  ----------  --------  --------  --------
Net Assets, End of Period (thousands)................ $1,654,741     $1,457,218  $1,212,883  $851,323  $699,144  $274,955
Ratio of Expenses to Average Net Assets..............       0.18%(C)       0.17%       0.17%     0.18%     0.19%     0.19%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly))............................       0.18%(C)       0.17%       0.17%     0.17%     0.19%     0.20%
Ratio of Net Investment Income to Average............
  Net Assets.........................................       1.82%(C)       1.64%       1.74%     1.99%     1.77%     1.75%
Portfolio Turnover Rate..............................         10%(B)          7%         11%       12%       12%        1%
                                                      ----------     ----------  ----------  --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      U.S. LARGE CAP VALUE PORTFOLIO
                                             -------------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                  ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                  2019          2018         2017         2016         2015         2014
                                             -----------     -----------  -----------  -----------  -----------  -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     37.41     $     38.84  $     32.63  $     33.27  $     33.75  $     29.72
                                             -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.41            0.78         0.74         0.70         0.69         0.56
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        0.97            0.35         6.99         0.71        (0.32)        4.02
                                             -----------     -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....        1.38            1.13         7.73         1.41         0.37         4.58
                                             -----------     -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.34)          (0.73)       (0.70)       (0.70)       (0.66)       (0.55)
   Net Realized Gains.......................       (1.80)          (1.83)       (0.82)       (1.35)       (0.19)          --
                                             -----------     -----------  -----------  -----------  -----------  -----------
       Total Distributions..................       (2.14)          (2.56)       (1.52)       (2.05)       (0.85)       (0.55)
                                             -----------     -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period.............. $     36.65     $     37.41  $     38.84  $     32.63  $     33.27  $     33.75
                                             ===========     ===========  ===========  ===========  ===========  ===========
Total Return................................        4.37%(B)        2.79%       24.11%        4.58%        1.16%       15.49%
                                             -----------     -----------  -----------  -----------  -----------  -----------
Net Assets, End of Period (thousands)....... $26,217,538     $25,268,336  $23,732,871  $17,673,253  $15,807,935  $15,146,981
Ratio of Expenses to Average
  Net Assets (D)............................        0.27%(C)        0.27%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor) (D)............        0.37%(C)        0.37%        0.37%        0.37%        0.30%        0.27%
Ratio of Net Investment Income to
  Average Net Assets........................        2.33%(C)        1.98%        2.03%        2.24%        2.04%        1.75%
                                             -----------     -----------  -----------  -----------  -----------  -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                             -----------------------------------------------------------
                                             SIX MONTHS      YEAR     YEAR     YEAR      YEAR     YEAR
                                                ENDED        ENDED    ENDED    ENDED     ENDED    ENDED
                                               APR 30,      OCT 31,  OCT 31,  OCT 31,   OCT 31,  OCT 31,
                                                2019         2018     2017     2016      2015     2014
                                             -----------   -------   -------  -------  -------   -------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period........   $ 23.45     $ 25.15   $ 21.26  $ 21.58  $ 23.19   $ 22.63
                                               -------     -------   -------  -------  -------   -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).............      0.14        0.28      0.25     0.24     0.26      0.18
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      0.69       (0.63)     4.66     0.60    (0.61)     1.86
                                               -------     -------   -------  -------  -------   -------
       Total from Investment Operations.....      0.83       (0.35)     4.91     0.84    (0.35)     2.04
                                               -------     -------   -------  -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income....................     (0.12)      (0.26)    (0.24)   (0.27)   (0.25)    (0.16)
   Net Realized Gains.......................     (0.94)      (1.09)    (0.78)   (0.89)   (1.01)    (1.32)
                                               -------     -------   -------  -------  -------   -------
       Total Distributions..................     (1.06)      (1.35)    (1.02)   (1.16)   (1.26)    (1.48)
                                               -------     -------   -------  -------  -------   -------
Net Asset Value, End of Period..............   $ 23.22     $ 23.45   $ 25.15  $ 21.26  $ 21.58   $ 23.19
                                               =======     =======   =======  =======  =======   =======
Total Return................................      4.20%(B)   (1.61%)   23.32%    4.21%   (1.33%)    9.47%
                                               -------     -------   -------  -------  -------   -------
Net Assets, End of Period (thousands).......   $52,278     $47,848   $54,960  $35,661  $40,159   $16,971
Ratio of Expenses to Average Net Assets.....      0.47%(C)    0.47%     0.47%    0.47%    0.47%     0.47%
Ratio of Net Investment Income to
  Average Net Assets........................      1.27%(C)    1.10%     1.03%    1.16%    1.15%     0.79%
Portfolio Turnover Rate.....................         5%(B)      23%       23%      28%      15%       10%
                                               -------     -------   -------  -------  -------   -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                             ---------------------------------------------------------------
                                             SIX MONTHS      YEAR       YEAR      YEAR      YEAR      YEAR
                                                ENDED        ENDED      ENDED     ENDED     ENDED     ENDED
                                               APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                2019         2018       2017      2016      2015      2014
                                             -----------   --------   --------  --------  --------   -------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period........   $ 23.32     $  25.03   $  21.16  $  21.51  $  23.12   $ 22.57
                                               -------     --------   --------  --------  --------   -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).............      0.13         0.24       0.21      0.20      0.23      0.15
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      0.69        (0.63)      4.65      0.60     (0.61)     1.84
                                               -------     --------   --------  --------  --------   -------
       Total from Investment Operations.....      0.82        (0.39)      4.86      0.80     (0.38)     1.99
                                               -------     --------   --------  --------  --------   -------
Less Distributions:
-------------------
   Net Investment Income....................     (0.10)       (0.23)     (0.21)    (0.26)    (0.22)    (0.12)
   Net Realized Gains.......................     (0.94)       (1.09)     (0.78)    (0.89)    (1.01)    (1.32)
                                               -------     --------   --------  --------  --------   -------
       Total Distributions..................     (1.04)       (1.32)     (0.99)    (1.15)    (1.23)    (1.44)
                                               -------     --------   --------  --------  --------   -------
Net Asset Value, End of Period..............   $ 23.10     $  23.32   $  25.03  $  21.16  $  21.51   $ 23.12
                                               =======     ========   ========  ========  ========   =======
Total Return................................      4.17%(B)    (1.79%)    23.17%     4.04%    (1.49%)    9.30%
                                               -------     --------   --------  --------  --------   -------
Net Assets, End of Period (thousands).......   $90,324     $108,168   $156,809  $147,945  $135,412   $82,977
Ratio of Expenses to Average Net Assets.....      0.62%(C)     0.62%      0.62%     0.62%     0.63%     0.62%
Ratio of Net Investment Income to
  Average Net Assets........................      1.14%(C)     0.95%      0.90%     1.00%     1.02%     0.64%
Portfolio Turnover Rate.....................         5%(B)       23%        23%       28%       15%       10%
                                               -------     --------   --------  --------  --------   -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                 ------------------------------------------------------------------------------
                                                   SIX MONTHS        YEAR         YEAR         YEAR        YEAR         YEAR
                                                      ENDED          ENDED        ENDED        ENDED       ENDED        ENDED
                                                     APR 30,        OCT 31,      OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                      2019           2018         2017         2016        2015         2014
                                                 -----------     -----------   -----------  ----------  ----------   ----------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period............ $     23.46     $     25.16   $     21.26  $    21.56  $    23.16   $    22.60
                                                 -----------     -----------   -----------  ----------  ----------   ----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss).................        0.15            0.30          0.27        0.25        0.29         0.21
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................        0.69           (0.63)         4.67        0.60       (0.61)        1.85
                                                 -----------     -----------   -----------  ----------  ----------   ----------
       Total from Investment Operations.........        0.84           (0.33)         4.94        0.85       (0.32)        2.06
                                                 -----------     -----------   -----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income........................       (0.13)          (0.28)        (0.26)      (0.26)      (0.27)       (0.18)
   Net Realized Gains...........................       (0.94)          (1.09)        (0.78)      (0.89)      (1.01)       (1.32)
                                                 -----------     -----------   -----------  ----------  ----------   ----------
       Total Distributions......................       (1.07)          (1.37)        (1.04)      (1.15)      (1.28)       (1.50)
                                                 -----------     -----------   -----------  ----------  ----------   ----------
Net Asset Value, End of Period.................. $     23.23     $     23.46   $     25.16  $    21.26  $    21.56   $    23.16
                                                 ===========     ===========   ===========  ==========  ==========   ==========
Total Return....................................        4.26%(B)       (1.52%)       23.46%       4.29%      (1.20%)       9.58%
                                                 -----------     -----------   -----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........... $11,073,874     $10,307,146   $10,528,662  $7,884,683  $6,987,896   $5,490,959
Ratio of Expenses to Average Net Assets.........        0.37%(C)        0.37%         0.37%       0.37%       0.37%        0.37%
Ratio of Net Investment Income to Average Net
  Assets........................................        1.37%(C)        1.20%         1.13%       1.24%       1.28%        0.90%
Portfolio Turnover Rate.........................           5%(B)          23%           23%         28%         15%          10%
                                                 -----------     -----------   -----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       U.S. SMALL CAP VALUE PORTFOLIO
                                             ---------------------------------------------------------------------------------
                                               SIX MONTHS        YEAR         YEAR         YEAR          YEAR         YEAR
                                                  ENDED          ENDED        ENDED        ENDED         ENDED        ENDED
                                                 APR 30,        OCT 31,      OCT 31,      OCT 31,       OCT 31,      OCT 31,
                                                  2019           2018         2017         2016          2015         2014
                                             -----------     -----------   -----------  -----------  -----------   -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     36.39     $     39.07   $     32.75  $     33.08  $     35.82   $     34.48
                                             -----------     -----------   -----------  -----------  -----------   -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.20            0.39          0.31         0.32         0.41          0.23
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        0.26           (0.90)         7.71         1.06        (1.44)         2.93
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....        0.46           (0.51)         8.02         1.38        (1.03)         3.16
                                             -----------     -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.17)          (0.37)        (0.30)       (0.33)       (0.38)        (0.22)
   Net Realized Gains.......................       (1.95)          (1.80)        (1.40)       (1.38)       (1.33)        (1.60)
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total Distributions..................       (2.12)          (2.17)        (1.70)       (1.71)       (1.71)        (1.82)
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Period.............. $     34.73     $     36.39   $     39.07  $     32.75  $     33.08   $     35.82
                                             ===========     ===========   ===========  ===========  ===========   ===========
Total Return................................        2.03%(B)       (1.48%)       24.67%        4.49%       (2.83%)        9.49%
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Assets, End of Period (thousands)....... $14,879,196     $14,732,615   $15,165,867  $12,613,185  $11,680,262   $11,512,306
Ratio of Expenses to Average Net Assets.....        0.52%(C)        0.52%         0.52%        0.52%        0.52%         0.52%
Ratio of Net Investment Income to
  Average Net Assets........................        1.21%(C)        1.00%         0.83%        1.01%        1.18%         0.66%
Portfolio Turnover Rate.....................          10%(B)          27%           24%          19%          17%            9%
                                             -----------     -----------   -----------  -----------  -----------   -----------

                                                                       U.S. CORE EQUITY 1 PORTFOLIO
                                             -------------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                  ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                  2019          2018         2017         2016         2015         2014
                                             -----------     -----------  -----------  -----------  -----------  -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     22.77     $     22.01  $     18.00  $     17.90  $     17.71  $     15.74
                                             -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.20            0.36         0.33         0.33         0.31         0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        1.68            0.88         4.12         0.30         0.26         2.02
                                             -----------     -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....        1.88            1.24         4.45         0.63         0.57         2.29
                                             -----------     -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.20)          (0.35)       (0.35)       (0.32)       (0.30)       (0.25)
   Net Realized Gains.......................       (0.14)          (0.13)       (0.09)       (0.21)       (0.08)       (0.07)
                                             -----------     -----------  -----------  -----------  -----------  -----------
       Total Distributions..................       (0.34)          (0.48)       (0.44)       (0.53)       (0.38)       (0.32)
                                             -----------     -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period.............. $     24.31     $     22.77  $     22.01  $     18.00  $     17.90  $     17.71
                                             ===========     ===========  ===========  ===========  ===========  ===========
Total Return................................        8.48%(B)        5.59%       24.93%        3.68%        3.26%       14.72%
                                             -----------     -----------  -----------  -----------  -----------  -----------
Net Assets, End of Period (thousands)....... $26,189,730     $23,629,726  $20,762,742  $14,960,159  $13,275,774  $10,780,830
Ratio of Expenses to Average Net Assets.....        0.19%(C)        0.19%        0.19%        0.19%        0.19%        0.19%
Ratio of Net Investment Income to
  Average Net Assets........................        1.74%(C)        1.55%        1.64%        1.88%        1.71%        1.61%
Portfolio Turnover Rate.....................           2%(B)           3%           3%           4%           4%           5%
                                             -----------     -----------  -----------  -----------  -----------  -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        U.S. CORE EQUITY 2 PORTFOLIO
                                              -------------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                  APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                   2019          2018         2017         2016         2015         2014
                                              -----------     -----------  -----------  -----------  -----------  -----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period......... $     21.25     $     20.90  $     17.19  $     17.26  $     17.34  $     15.62
                                              -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............        0.18            0.34         0.31         0.31         0.30         0.26
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............        1.38            0.53         3.83         0.25         0.02         1.86
                                              -----------     -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations......        1.56            0.87         4.14         0.56         0.32         2.12
                                              -----------     -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.19)          (0.32)       (0.31)       (0.30)       (0.28)       (0.24)
   Net Realized Gains........................       (0.23)          (0.20)       (0.12)       (0.33)       (0.12)       (0.16)
                                              -----------     -----------  -----------  -----------  -----------  -----------
       Total Distributions...................       (0.42)          (0.52)       (0.43)       (0.63)       (0.40)       (0.40)
                                              -----------     -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period............... $     22.39     $     21.25  $     20.90  $     17.19  $     17.26  $     17.34
                                              ===========     ===========  ===========  ===========  ===========  ===========
Total Return.................................        7.60%(B)        4.16%       24.36%        3.47%        1.92%       13.78%
                                              -----------     -----------  -----------  -----------  -----------  -----------
Net Assets, End of Period (thousands)........ $27,338,389     $24,677,650  $22,515,418  $16,851,046  $15,200,564  $12,919,176
Ratio of Expenses to Average Net Assets......        0.22%(C)        0.22%        0.22%        0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average
  Net Assets                                         1.73%(C)        1.53%        1.59%        1.87%        1.68%        1.55%
Portfolio Turnover Rate......................           2%(B)           5%           5%           4%           5%           6%
                                              -----------     -----------  -----------  -----------  -----------  -----------

                                                                     U.S. VECTOR EQUITY PORTFOLIO
                                              --------------------------------------------------------------------------
                                               SIX MONTHS       YEAR        YEAR        YEAR        YEAR         YEAR
                                                  ENDED         ENDED       ENDED       ENDED       ENDED        ENDED
                                                 APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                  2019          2018        2017        2016        2015         2014
                                              -----------    ----------  ----------  ----------  ----------   ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period......... $    18.40     $    19.16  $    15.93  $    16.22  $    17.04   $    15.62
                                              ----------     ----------  ----------  ----------  ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............       0.14           0.26        0.24        0.25        0.25         0.21
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       0.80          (0.10)       3.65        0.24       (0.30)        1.62
                                              ----------     ----------  ----------  ----------  ----------   ----------
       Total from Investment Operations......       0.94           0.16        3.89        0.49       (0.05)        1.83
                                              ----------     ----------  ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.....................      (0.13)         (0.25)      (0.23)      (0.25)      (0.24)       (0.19)
   Net Realized Gains........................      (0.42)         (0.67)      (0.43)      (0.53)      (0.53)       (0.22)
                                              ----------     ----------  ----------  ----------  ----------   ----------
       Total Distributions...................      (0.55)         (0.92)      (0.66)      (0.78)      (0.77)       (0.41)
                                              ----------     ----------  ----------  ----------  ----------   ----------
Net Asset Value, End of Period............... $    18.79     $    18.40  $    19.16  $    15.93  $    16.22   $    17.04
                                              ==========     ==========  ==========  ==========  ==========   ==========
Total Return.................................       5.60%(B)       0.69%      24.73%       3.28%      (0.18%)      11.91%
                                              ----------     ----------  ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........ $4,735,107     $4,610,769  $4,724,003  $3,822,647  $3,651,529   $3,501,319
Ratio of Expenses to Average Net Assets......       0.32%(C)       0.32%       0.32%       0.32%       0.32%        0.32%
Ratio of Net Investment Income to Average
  Net Assets                                        1.55%(C)       1.35%       1.36%       1.64%       1.50%        1.26%
Portfolio Turnover Rate......................          3%(B)         10%         10%         10%         10%          10%
                                              ----------     ----------  ----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          U.S. SMALL CAP PORTFOLIO
                                               ------------------------------------------------------------------------------
                                                 SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                    ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                   APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                    2019          2018         2017         2016         2015         2014
                                               -----------     -----------  -----------  -----------  -----------  ----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period.......... $     35.02     $     36.48  $     30.14  $     30.84  $     31.38  $    30.03
                                               -----------     -----------  -----------  -----------  -----------  ----------
Income from Investment Operations (A)
-------------------------------------
  Net Investment Income (Loss)................        0.19            0.39         0.35         0.34         0.35        0.26
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................        0.95           (0.08)        7.17         0.77         0.33        2.27
                                               -----------     -----------  -----------  -----------  -----------  ----------
       Total from Investment Operations.......        1.14            0.31         7.52         1.11         0.68        2.53
                                               -----------     -----------  -----------  -----------  -----------  ----------
Less Distributions:
-------------------
   Net Investment Income......................       (0.17)          (0.37)       (0.35)       (0.35)       (0.33)      (0.24)
   Net Realized Gains.........................       (1.20)          (1.40)       (0.83)       (1.46)       (0.89)      (0.94)
                                               -----------     -----------  -----------  -----------  -----------  ----------
       Total Distributions....................       (1.37)          (1.77)       (1.18)       (1.81)       (1.22)      (1.18)
                                               -----------     -----------  -----------  -----------  -----------  ----------
Net Asset Value, End of Period................ $     34.79     $     35.02  $     36.48  $     30.14  $     30.84  $    31.38
                                               ===========     ===========  ===========  ===========  ===========  ==========
Total Return..................................        3.81%(B)        0.77%       25.21%        3.89%        2.34%       8.67%
                                               -----------     -----------  -----------  -----------  -----------  ----------
Net Assets, End of Period (thousands)......... $18,052,960     $17,303,451  $16,931,787  $12,977,199  $10,616,542  $9,247,716
Ratio of Expenses to Average Net Assets.......        0.37%(C)        0.37%        0.37%        0.37%        0.37%       0.37%
Ratio of Net Investment Income to Average Net
  Assets......................................        1.15%(C)        1.06%        1.04%        1.16%        1.10%       0.86%
Portfolio Turnover Rate.......................           6%(B)          13%          14%          10%          11%          9%
                                               -----------     -----------  -----------  -----------  -----------  ----------

                                                                        U.S. MICRO CAP PORTFOLIO
                                               -------------------------------------------------------------------------
                                                SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                   ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                  APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                   2019          2018        2017        2016        2015        2014
                                               -----------    ----------  ----------  ----------  ----------  ----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period.......... $    21.88     $    22.76  $    18.58  $    19.00  $    20.10  $    19.64
                                               ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
  Net Investment Income (Loss)................       0.11           0.17        0.16        0.16        0.16        0.14
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.27           0.12        5.12        0.60        0.02        1.35
                                               ----------     ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.......       0.38           0.29        5.28        0.76        0.18        1.49
                                               ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income......................      (0.10)         (0.16)      (0.16)      (0.16)      (0.16)      (0.13)
   Net Realized Gains.........................      (0.86)         (1.01)      (0.94)      (1.02)      (1.12)      (0.90)
                                               ----------     ----------  ----------  ----------  ----------  ----------
       Total Distributions....................      (0.96)         (1.17)      (1.10)      (1.18)      (1.28)      (1.03)
                                               ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period................ $    21.30     $    21.88  $    22.76  $    18.58  $    19.00  $    20.10
                                               ==========     ==========  ==========  ==========  ==========  ==========
Total Return..................................       2.32%(B)       1.29%      28.91%       4.32%       1.11%       7.88%
                                               ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)......... $6,639,008     $6,478,316  $6,306,730  $5,128,323  $5,007,091  $5,029,027
Ratio of Expenses to Average Net Assets.......       0.52%(C)       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net
  Assets......................................       1.09%(C)       0.74%       0.75%       0.88%       0.82%       0.69%
Portfolio Turnover Rate.......................          7%(B)         19%         15%         15%         14%         12%
                                               ----------     ----------  ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
                                                   ----------------------------------         --------------
                                                                                 PERIOD
                                                    SIX MONTHS       YEAR       MAY 16,        SIX MONTHS
                                                       ENDED         ENDED     2017(A) TO         ENDED
                                                      APR 30,       OCT 31,     OCT 31,          APR 30,
                                                       2019          2018         2017            2019
                                                   -----------     --------  ----------       -----------
                                                    (UNAUDITED)                                (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    11.85      $  10.93   $  10.00        $    34.14
                                                   ----------      --------   --------        ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................       0.10          0.19       0.07              0.72
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       1.16          0.89       0.91              3.71
                                                   ----------      --------   --------        ----------
       Total from Investment Operations...........       1.26          1.08       0.98              4.43
                                                   ----------      --------   --------        ----------
Less Distributions:
-------------------
   Net Investment Income..........................      (0.10)        (0.16)     (0.05)            (0.60)
   Net Realized Gains.............................         --            --         --                --
                                                   ----------      --------   --------        ----------
       Total Distributions........................      (0.10)        (0.16)     (0.05)            (0.60)
                                                   ----------      --------   --------        ----------
Net Asset Value, End of Period.................... $    13.01      $  11.85   $  10.93        $    37.97
                                                   ==========      ========   ========        ==========
Total Return......................................      10.70%(B)      9.88%      9.84%(B)         13.14%(B)
                                                   ----------      --------   --------        ----------
Net Assets, End of Period (thousands)............. $1,159,532      $722,728   $141,073        $9,484,351
Ratio of Expenses to Average Net Assets...........       0.25%(C)      0.25%      0.23%(C)(E)       0.18%(C)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid Indirectly))       0.24%(C)      0.27%      0.35%(C)(E)       0.19%(C)
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.74%(C)      1.58%      1.45%(C)(E)       4.05%(C)
Portfolio Turnover Rate...........................          4%(B)         7%         0%(B)             2%(B)
                                                   ----------      --------   --------        ----------

                                                        DFA REAL ESTATE SECURITIES PORTFOLIO
                                                   -----------------------------------------------------------

                                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                                     OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                      2018        2017        2016        2015        2014
                                                   ----------  ----------  ----------  ----------  ----------

Net Asset Value, Beginning of Period.............. $    34.99  $    34.32  $    33.04  $    32.24  $    27.77
                                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................       1.60        0.84        1.09        0.90        0.72
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      (0.69)       1.12        1.18        0.95        4.62
                                                   ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations...........       0.91        1.96        2.27        1.85        5.34
                                                   ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........................      (1.65)      (0.98)      (0.99)      (1.05)      (0.87)
   Net Realized Gains.............................      (0.11)      (0.31)         --          --          --
                                                   ----------  ----------  ----------  ----------  ----------
       Total Distributions........................      (1.76)      (1.29)      (0.99)      (1.05)      (0.87)
                                                   ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.................... $    34.14  $    34.99  $    34.32  $    33.04  $    32.24
                                                   ==========  ==========  ==========  ==========  ==========
Total Return......................................       2.63%       5.86%       6.89%       5.89%      19.80%
                                                   ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)............. $8,577,658  $8,281,176  $7,260,180  $6,553,192  $6,607,759
Ratio of Expenses to Average Net Assets...........       0.18%       0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid Indirectly))       0.19%       0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment Income to Average Net
  Assets..........................................       4.66%       2.43%       3.15%       2.75%       2.48%
Portfolio Turnover Rate...........................          3%          1%          3%          4%          0%
                                                   ----------  ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   LARGE CAP INTERNATIONAL PORTFOLIO
                                             ----------------------------------------------------------------------------
                                              SIX MONTHS       YEAR         YEAR        YEAR         YEAR         YEAR
                                                 ENDED         ENDED        ENDED       ENDED        ENDED        ENDED
                                                APR 30,       OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                                 2019          2018         2017        2016         2015         2014
                                             -----------    ----------   ----------  ----------   ----------   ----------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........ $    21.29     $    23.52   $    19.52  $    20.36   $    21.59   $    22.20
                                             ----------     ----------   ----------  ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.33           0.66         0.58        0.57         0.58         0.75
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       1.31          (2.25)        4.00       (0.86)       (1.24)       (0.62)
                                             ----------     ----------   ----------  ----------   ----------   ----------
       Total from Investment Operations.....       1.64          (1.59)        4.58       (0.29)       (0.66)        0.13
                                             ----------     ----------   ----------  ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................      (0.23)         (0.64)       (0.58)      (0.55)       (0.57)       (0.74)
                                             ----------     ----------   ----------  ----------   ----------   ----------
       Total Distributions..................      (0.23)         (0.64)       (0.58)      (0.55)       (0.57)       (0.74)
                                             ----------     ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of Period.............. $    22.70     $    21.29   $    23.52  $    19.52   $    20.36   $    21.59
                                             ==========     ==========   ==========  ==========   ==========   ==========
Total Return................................       7.81%(B)      (6.97%)      23.79%      (1.30%)      (3.10%)       0.47%
                                             ----------     ----------   ----------  ----------   ----------   ----------
Net Assets, End of Period (thousands)....... $5,244,221     $4,587,406   $4,723,090  $3,527,775   $3,150,334   $3,127,847
Ratio of Expenses to Average Net Assets.....       0.23%(C)       0.23%        0.25%       0.28%        0.29%        0.28%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................       0.23%(C)       0.23%        0.25%       0.28%        0.29%        0.28%
Ratio of Net Investment Income to
  Average Net Assets........................       3.09%(C)       2.78%        2.72%       2.95%        2.71%        3.35%
Portfolio Turnover Rate.....................          4%(B)          8%          10%         10%          10%           4%
                                             ----------     ----------   ----------  ----------   ----------   ----------

                                                                     INTERNATIONAL CORE EQUITY PORTFOLIO
                                             ---------------------------------------------------------------------------------
                                               SIX MONTHS        YEAR         YEAR         YEAR          YEAR          YEAR
                                                  ENDED          ENDED        ENDED        ENDED         ENDED         ENDED
                                                 APR 30,        OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                                  2019           2018         2017         2016          2015          2014
                                             -----------     -----------   -----------  -----------  -----------   -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     12.65     $     14.23   $     11.58  $     11.69  $     12.15   $     12.57
                                             -----------     -----------   -----------  -----------  -----------   -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.19            0.38          0.34         0.32         0.32          0.38
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        0.58           (1.60)         2.63        (0.15)       (0.45)        (0.43)
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....        0.77           (1.22)         2.97         0.17        (0.13)        (0.05)
                                             -----------     -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.14)          (0.36)        (0.32)       (0.28)       (0.33)        (0.37)
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total Distributions..................       (0.14)          (0.36)        (0.32)       (0.28)       (0.33)        (0.37)
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Period.............. $     13.28     $     12.65   $     14.23  $     11.58  $     11.69   $     12.15
                                             ===========     ===========   ===========  ===========  ===========   ===========
Total Return................................        6.19%(B)       (8.79%)       26.02%        1.62%       (1.10%)       (0.55%)
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Assets, End of Period (thousands)....... $29,890,409     $27,174,589   $25,443,968  $16,983,011  $14,420,568   $12,294,542
Ratio of Expenses to Average Net Assets.....        0.30%(C)        0.30%         0.30%        0.38%        0.38%         0.38%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................        0.30%(C)        0.30%         0.32%        0.38%        0.38%         0.38%
Ratio of Net Investment Income to
  Average Net Assets........................        3.00%(C)        2.67%         2.62%        2.83%        2.63%         3.01%
Portfolio Turnover Rate.....................           3%(B)           4%            6%           2%           4%            7%
                                             -----------     -----------   -----------  -----------  -----------   -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       GLOBAL SMALL COMPANY PORTFOLIO
                                                   --------------------------------        ---------------
                                                                               PERIOD
                                                   SIX MONTHS      YEAR       JAN 18,        SIX MONTHS
                                                      ENDED        ENDED     2017(A) TO         ENDED
                                                     APR 30,      OCT 31,     OCT 31,          APR 30,
                                                      2019         2018         2017            2019
                                                   -----------   -------   ----------      -----------
                                                   (UNAUDITED)                               (UNAUDITED)
Net Asset Value, Beginning of Period..............   $ 10.73     $ 11.53    $ 10.00        $     18.46
                                                     -------     -------    -------        -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................      0.08        0.19       0.14               0.19
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      0.48       (0.75)      1.39               0.57
                                                     -------     -------    -------        -----------
       Total from Investment Operations...........      0.56       (0.56)      1.53               0.76
                                                     -------     -------    -------        -----------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.11)      (0.17)        --              (0.28)
   Net Realized Gains.............................        --       (0.07)        --              (0.82)
                                                     -------     -------    -------        -----------
       Total Distributions........................     (0.11)      (0.24)        --              (1.10)
                                                     -------     -------    -------        -----------
Net Asset Value, End of Period....................   $ 11.18     $ 10.73    $ 11.53        $     18.12
                                                     =======     =======    =======        ===========
Total Return......................................      5.33%(B)   (5.02%)    15.30%(B)           4.91%(B)
                                                     -------     -------    -------        -----------
Net Assets, End of Period (thousands).............   $35,770     $31,380    $15,021        $12,623,450
Ratio of Expenses to Average Net Assets *(D)......      0.49%(C)    0.49%      0.42%(C)(E)        0.54%(C)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(D)......................      0.91%(C)    0.90%      1.14%(C)(E)        0.54%(C)
Ratio of Net Investment Income to Average Net
  Assets..........................................      1.48%(C)    1.58%      1.74%(C)(E)        2.23%(C)
                                                     -------     -------    -------        -----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................      0.27%(C)    0.26%      0.27%              0.12%(C)
                                                     -------     -------    -------        -----------

                                                         INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                   ---------------------------------------------------------------

                                                       YEAR         YEAR         YEAR         YEAR        YEAR
                                                       ENDED        ENDED        ENDED        ENDED       ENDED
                                                      OCT 31,      OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                       2018         2017         2016         2015        2014
                                                   -----------   -----------  -----------  ----------  ----------

Net Asset Value, Beginning of Period.............. $     21.52   $     17.78  $     17.78  $    18.24  $    19.40
                                                   -----------   -----------  -----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................        0.46          0.41         0.43        0.41        0.42
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       (2.41)         4.13         0.48        0.12       (0.62)
                                                   -----------   -----------  -----------  ----------  ----------
       Total from Investment Operations...........       (1.95)         4.54         0.91        0.53       (0.20)
                                                   -----------   -----------  -----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........................       (0.44)        (0.34)       (0.51)      (0.42)      (0.42)
   Net Realized Gains.............................       (0.67)        (0.46)       (0.40)      (0.57)      (0.54)
                                                   -----------   -----------  -----------  ----------  ----------
       Total Distributions........................       (1.11)        (0.80)       (0.91)      (0.99)      (0.96)
                                                   -----------   -----------  -----------  ----------  ----------
Net Asset Value, End of Period.................... $     18.46   $     21.52  $     17.78  $    17.78  $    18.24
                                                   ===========   ===========  ===========  ==========  ==========
Total Return......................................       (9.54%)       26.54%        5.43%       3.30%      (1.09%)
                                                   -----------   -----------  -----------  ----------  ----------
Net Assets, End of Period (thousands)............. $12,656,204   $13,490,290  $10,387,361  $9,323,492  $8,844,517
Ratio of Expenses to Average Net Assets *(D)......        0.53%         0.53%        0.53%       0.54%       0.53%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(D)......................        0.53%         0.53%        0.53%       0.54%       0.53%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.18%         2.14%        2.47%       2.30%       2.15%
                                                   -----------   -----------  -----------  ----------  ----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................        0.12%         0.12%        0.13%       0.12%       0.10%
                                                   -----------   -----------  -----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     JAPANESE SMALL COMPANY PORTFOLIO
                                                    -----------------------------------------------------------------
                                                     SIX MONTHS       YEAR       YEAR      YEAR      YEAR      YEAR
                                                        ENDED         ENDED      ENDED     ENDED     ENDED     ENDED
                                                       APR 30,       OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                        2019          2018       2017      2016      2015      2014
                                                    -----------     --------   --------  --------  --------  --------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period...............  $   25.70      $  28.56   $  23.01  $  20.46  $  19.15  $  19.33
                                                     ---------      --------   --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)....................       0.26          0.43       0.37      0.32      0.25      0.24
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      (0.78)        (2.59)      5.61      2.51      1.36      0.13
                                                     ---------      --------   --------  --------  --------  --------
       Total from Investment Operations............      (0.52)        (2.16)      5.98      2.83      1.61      0.37
                                                     ---------      --------   --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income...........................      (0.28)        (0.70)     (0.43)    (0.28)    (0.30)    (0.55)
   Net Realized Gains..............................      (1.35)           --         --        --        --        --
                                                     ---------      --------   --------  --------  --------  --------
       Total Distributions.........................      (1.63)        (0.70)     (0.43)    (0.28)    (0.30)    (0.55)
                                                     ---------      --------   --------  --------  --------  --------
Net Asset Value, End of Period.....................  $   23.55      $  25.70   $  28.56  $  23.01  $  20.46  $  19.15
                                                     =========      ========   ========  ========  ========  ========
Total Return.......................................      (1.59%)(B)    (7.82%)    26.56%    14.04%     8.62%     2.00%
                                                     ---------      --------   --------  --------  --------  --------
Net Assets, End of Period (thousands)..............  $ 591,259      $622,650   $647,978  $509,413  $463,997  $508,190
Ratio of Expenses to Average Net Assets (D)........       0.54%(C)      0.53%      0.54%     0.54%     0.54%     0.55%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by
  Advisor) (D).....................................       0.64%(C)      0.63%      0.64%     0.64%     0.57%     0.55%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.23%(C)      1.49%      1.50%     1.57%     1.27%     1.25%
                                                     ---------      --------   --------  --------  --------  --------

                                                                   ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                    -----------------------------------------------------------------
                                                     SIX MONTHS      YEAR       YEAR      YEAR      YEAR       YEAR
                                                        ENDED        ENDED      ENDED     ENDED     ENDED      ENDED
                                                       APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                        2019         2018       2017      2016      2015       2014
                                                    -----------    --------   --------  --------  --------   --------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period...............  $   20.83     $  23.71   $  21.27  $  19.06  $  22.88   $  24.82
                                                     ---------     --------   --------  --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)....................       0.32         0.84       0.74      0.71      0.75       0.83
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       1.59        (2.76)      2.45      2.24     (3.51)     (1.81)
                                                     ---------     --------   --------  --------  --------   --------
       Total from Investment Operations............       1.91        (1.92)      3.19      2.95     (2.76)     (0.98)
                                                     ---------     --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income...........................      (0.68)       (0.96)     (0.75)    (0.74)    (1.06)     (0.96)
   Net Realized Gains..............................         --           --         --        --        --         --
                                                     ---------     --------   --------  --------  --------   --------
       Total Distributions.........................      (0.68)       (0.96)     (0.75)    (0.74)    (1.06)     (0.96)
                                                     ---------     --------   --------  --------  --------   --------
Net Asset Value, End of Period.....................  $   22.06     $  20.83   $  23.71  $  21.27  $  19.06   $  22.88
                                                     =========     ========   ========  ========  ========   ========
Total Return.......................................       9.53%(B)    (8.51%)    15.70%    16.18%   (12.19%)    (3.84%)
                                                     ---------     --------   --------  --------  --------   --------
Net Assets, End of Period (thousands)..............  $ 378,388     $346,335   $332,153  $251,575  $200,270   $364,117
Ratio of Expenses to Average Net Assets (D)........       0.56%(C)     0.54%      0.54%     0.54%     0.55%      0.55%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by
  Advisor) (D).....................................       0.66%(C)     0.64%      0.64%     0.64%     0.57%      0.55%
Ratio of Net Investment Income to Average Net
  Assets...........................................       3.10%(C)     3.57%      3.41%     3.57%     3.67%      3.53%
                                                     ---------     --------   --------  --------  --------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                        -----------------------------------------------------------
                                                        SIX MONTHS      YEAR     YEAR      YEAR     YEAR     YEAR
                                                           ENDED        ENDED    ENDED     ENDED    ENDED    ENDED
                                                          APR 30,      OCT 31,  OCT 31,   OCT 31,  OCT 31,  OCT 31,
                                                           2019         2018     2017      2016     2015     2014
                                                        -----------   -------   -------  -------   -------  -------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period...................  $  26.95     $ 32.67   $ 27.21  $ 35.50   $ 35.92  $ 36.96
                                                         --------     -------   -------  -------   -------  -------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)........................      0.35        0.85      0.87     1.18      1.06     0.95
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................      1.89       (3.65)     6.67    (6.55)     1.95    (0.65)
                                                         --------     -------   -------  -------   -------  -------
       Total from Investment Operations................      2.24       (2.80)     7.54    (5.37)     3.01     0.30
                                                         --------     -------   -------  -------   -------  -------
Less Distributions:
-------------------
   Net Investment Income...............................     (0.19)      (0.79)    (0.93)   (1.29)    (1.05)   (0.93)
   Net Realized Gains..................................     (1.07)      (2.13)    (1.15)   (1.63)    (2.38)   (0.41)
                                                         --------     -------   -------  -------   -------  -------
       Total Distributions.............................     (1.26)      (2.92)    (2.08)   (2.92)    (3.43)   (1.34)
                                                         --------     -------   -------  -------   -------  -------
Net Asset Value, End of Period.........................  $  27.93     $ 26.95   $ 32.67  $ 27.21   $ 35.50  $ 35.92
                                                         ========     =======   =======  =======   =======  =======
Total Return...........................................      9.30%(B)   (9.34%)   29.28%  (16.20%)    9.43%    0.73%
                                                         --------     -------   -------  -------   -------  -------
Net Assets, End of Period (thousands)..................  $ 31,163     $36,351   $45,177  $32,323   $35,637  $35,050
Ratio of Expenses to Average Net Assets (D)............      0.59%(C)    0.58%     0.59%    0.59%     0.58%    0.58%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor) (D).....      0.77%(C)    0.68%     0.71%    0.71%     0.62%    0.62%
Ratio of Net Investment Income to Average Net Assets...      2.68%(C)    2.75%     2.93%    3.87%     2.99%    2.50%
                                                         --------     -------   -------  -------   -------  -------

                                                                       CONTINENTAL SMALL COMPANY PORTFOLIO
                                                        ---------------------------------------------------------------
                                                        SIX MONTHS      YEAR       YEAR      YEAR      YEAR      YEAR
                                                           ENDED        ENDED      ENDED     ENDED     ENDED     ENDED
                                                          APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                           2019         2018       2017      2016      2015      2014
                                                        -----------   --------   --------  --------  --------  --------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period...................  $  24.37     $  28.24   $  21.48  $  20.74  $  19.34  $  20.26
                                                         --------     --------   --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)........................      0.21         0.61       0.45      0.43      0.43      0.42
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................      1.38        (3.68)      6.73      0.72      1.38     (0.90)
                                                         --------     --------   --------  --------  --------  --------
       Total from Investment Operations................      1.59        (3.07)      7.18      1.15      1.81     (0.48)
                                                         --------     --------   --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income...............................     (0.04)       (0.59)     (0.42)    (0.41)    (0.41)    (0.44)
   Net Realized Gains..................................     (0.80)       (0.21)        --        --        --        --
                                                         --------     --------   --------  --------  --------  --------
       Total Distributions.............................     (0.84)       (0.80)     (0.42)    (0.41)    (0.41)    (0.44)
                                                         --------     --------   --------  --------  --------  --------
Net Asset Value, End of Period.........................  $  25.12     $  24.37   $  28.24  $  21.48  $  20.74  $  19.34
                                                         ========     ========   ========  ========  ========  ========
Total Return...........................................      7.09%(B)   (11.14%)    33.68%     5.70%     9.37%    (2.68%)
                                                         --------     --------   --------  --------  --------  --------
Net Assets, End of Period (thousands)..................  $643,663     $645,651   $592,347  $292,117  $278,024  $168,961
Ratio of Expenses to Average Net Assets (D)............      0.55%(C)     0.54%      0.56%     0.54%     0.55%     0.56%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor) (D).....      0.65%(C)     0.64%      0.66%     0.64%     0.58%     0.56%
Ratio of Net Investment Income to Average Net Assets...      1.77%(C)     2.16%      1.78%     2.08%     2.09%     1.97%
                                                         --------     --------   --------  --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                   -------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                        2019          2018         2017         2016         2015         2014
                                   -----------     ----------   -----------  ----------  -----------   -----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period.......................... $      4.85     $     5.07   $      5.23  $     5.27  $      5.63   $      5.48
                                   -----------     ----------   -----------  ----------  -----------   -----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income
     (Loss).......................        0.10           0.22          0.21        0.20         0.19          0.22
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................        0.41          (0.22)         0.04       (0.15)       (0.22)         0.19
                                   -----------     ----------   -----------  ----------  -----------   -----------
       Total from Investment
         Operations...............        0.51             --          0.25        0.05        (0.03)         0.41
                                   -----------     ----------   -----------  ----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income..........       (0.27)         (0.22)        (0.41)      (0.09)       (0.33)        (0.26)
   Net Realized Gains.............          --             --            --          --           --            --
                                   -----------     ----------   -----------  ----------  -----------   -----------
       Total Distributions........       (0.27)         (0.22)        (0.41)      (0.09)       (0.33)        (0.26)
                                   -----------     ----------   -----------  ----------  -----------   -----------
Net Asset Value, End of Period.... $      5.09     $     4.85   $      5.07  $     5.23  $      5.27   $      5.63
                                   ===========     ==========   ===========  ==========  ===========   ===========
Total Return......................       11.18%(B)      (0.24%)        5.46%       1.05%       (0.37%)        8.21%
                                   -----------     ----------   -----------  ----------  -----------   -----------
Net Assets, End of Period
  (thousands)..................... $ 5,687,909     $5,442,507   $ 5,497,753  $4,181,623  $ 3,540,092   $ 3,088,376
Ratio of Expenses to Average
  Net Assets *....................        0.28%(C)       0.28%         0.28%       0.28%        0.32%         0.38%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor and
  (Fees Paid Indirectly)) *.......        0.28%(C)       0.28%         0.28%       0.28%        0.32%         0.38%
Ratio of Net Investment
  Income to Average Net Assets....        4.11%(C)       4.27%         4.19%       3.71%        3.64%         4.14%
Portfolio Turnover Rate...........           5%(B)          5%            1%          1%           2%            1%
                                   -----------     ----------   -----------  ----------  -----------   -----------
* The Ratio of Expenses to
  Average Net Assets is
  inclusive of acquired fund
  fees and expenses incurred
  by the Portfolio indirectly
  as a result of Portfolio's
  investment in Underlying
  Funds as follows:...............         N/A            N/A           N/A         N/A          N/A           N/A
                                   -----------     ----------   -----------  ----------  -----------   -----------

                                                            DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                   -----------------------------------------------------------------------------------------
                                      SIX MONTHS          YEAR           YEAR           YEAR           YEAR           YEAR
                                         ENDED            ENDED          ENDED          ENDED          ENDED          ENDED
                                        APR 30,          OCT 31,        OCT 31,        OCT 31,        OCT 31,        OCT 31,
                                         2019             2018           2017           2016           2015           2014
                                   -----------        ----------     ----------     ----------     ----------     ----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period.......................... $     10.71        $    10.90     $    10.84     $    10.59     $    10.63     $     9.59
                                   -----------        ----------     ----------     ----------     ----------     ----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income
     (Loss).......................        0.35              0.48           0.43           0.27           0.44           0.31
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................        0.91             (0.26)          0.15           0.23          (0.09)          1.05
                                   -----------        ----------     ----------     ----------     ----------     ----------
       Total from Investment
         Operations...............        1.26              0.22           0.58           0.50           0.35           1.36
                                   -----------        ----------     ----------     ----------     ----------     ----------
Less Distributions:
-------------------
   Net Investment Income..........       (0.50)            (0.34)         (0.49)         (0.25)         (0.39)         (0.32)
   Net Realized Gains.............         (--)            (0.07)         (0.03)            --             --             --
                                   -----------        ----------     ----------     ----------     ----------     ----------
       Total Distributions........       (0.50)            (0.41)         (0.52)         (0.25)         (0.39)         (0.32)
                                   -----------        ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period.... $     11.47        $    10.71     $    10.90     $    10.84     $    10.59     $    10.63
                                   ===========        ==========     ==========     ==========     ==========     ==========
Total Return......................       12.40%(B)          1.91%          5.82%          4.87%          3.44%         14.98%
                                   -----------        ----------     ----------     ----------     ----------     ----------
Net Assets, End of Period
  (thousands)..................... $ 8,301,529        $7,475,924     $6,753,782     $4,888,955     $4,059,916     $3,305,472
Ratio of Expenses to Average
  Net Assets *....................        0.24%(C)(D)       0.24%(D)       0.24%(D)       0.24%(D)       0.27%(D)       0.32%(D)
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor and
  (Fees Paid Indirectly)) *.......        0.34%(C)(D)       0.35%(D)       0.37%(D)       0.38%(D)       0.45%(D)       0.55%(D)
Ratio of Net Investment
  Income to Average Net Assets....        6.38%(C)          4.42%          4.03%          2.45%          4.16%          3.21%
Portfolio Turnover Rate...........           4%(B)             3%             2%             2%             1%           N/A
                                   -----------        ----------     ----------     ----------     ----------     ----------
* The Ratio of Expenses to
  Average Net Assets is
  inclusive of acquired fund
  fees and expenses incurred
  by the Portfolio indirectly
  as a result of Portfolio's
  investment in Underlying
  Funds as follows:...............        0.13%(C)          0.13%          0.15%          0.16%          0.22%          0.26%
                                   -----------        ----------     ----------     ----------     ----------     ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                        -------------------------------------------------------------------------------------

                                          SIX MONTHS         YEAR          YEAR          YEAR          YEAR          YEAR
                                             ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                            APR 30,         OCT 31,       OCT 31,       OCT 31,       OCT 31,       OCT 31,
                                             2019            2018          2017          2016          2015          2014
                                        ------------     -----------   ------------  ------------  ------------  ------------
                                          (UNAUDITED)
Net Asset Value, Beginning of
  Period............................... $      19.24     $     23.51   $      19.31  $      19.44  $      19.55  $      20.17
                                        ------------     -----------   ------------  ------------  ------------  ------------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income (Loss)........         0.20            0.47           0.39          0.44          0.38          0.37
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................         0.14           (3.44)          4.72          0.29          0.22         (0.34)
                                        ------------     -----------   ------------  ------------  ------------  ------------
       Total from Investment
         Operations....................         0.34           (2.97)          5.11          0.73          0.60          0.03
                                        ------------     -----------   ------------  ------------  ------------  ------------
Less Distributions:
-------------------
   Net Investment Income...............        (0.27)          (0.56)         (0.29)        (0.58)        (0.37)        (0.35)
   Net Realized Gains..................        (0.62)          (0.74)         (0.62)        (0.28)        (0.34)        (0.30)
                                        ------------     -----------   ------------  ------------  ------------  ------------
       Total Distributions.............        (0.89)          (1.30)         (0.91)        (0.86)        (0.71)        (0.65)
                                        ------------     -----------   ------------  ------------  ------------  ------------
Net Asset Value, End of Period......... $      18.69     $     19.24   $      23.51  $      19.31  $      19.44  $      19.55
                                        ============     ===========   ============  ============  ============  ============
Total Return...........................         2.30%(B)      (13.37%)        27.49%         4.09%         3.31%         0.13%
                                        ------------     -----------   ------------  ------------  ------------  ------------
Net Assets, End of Period
  (thousands).......................... $ 13,801,452     $13,787,695   $ 16,162,471  $ 13,009,729  $ 12,577,575  $ 11,684,771
Ratio of Expenses to Average Net
  Assets...............................         0.69%(C)        0.68%          0.68%         0.68%         0.69%         0.68%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor and (Fees Paid
  Indirectly)).........................         0.69%(C)        0.68%          0.68%         0.68%         0.69%         0.68%
Ratio of Net Investment Income to
  Average Net Assets...................         2.23%(C)        2.10%          1.85%         2.38%         1.94%         1.78%
Portfolio Turnover Rate................            9%(B)          23%            21%           19%           18%            8%
                                        ------------     -----------   ------------  ------------  ------------  ------------

                                                            INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                        ----------------------------------------------------------------------------
                                             SIX
                                           MONTHS         YEAR         YEAR        YEAR        YEAR          YEAR
                                            ENDED         ENDED        ENDED       ENDED       ENDED         ENDED
                                           APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,       OCT 31,
                                            2019          2018         2017        2016        2015          2014
                                        -----------    ----------   ----------  ----------  ----------   -----------
                                         (UNAUDITED)
Net Asset Value, Beginning of
  Period............................... $    11.74     $    13.33   $    10.78  $    10.76  $    11.26   $     11.75
                                        ----------     ----------   ----------  ----------  ----------   -----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income (Loss)........       0.15           0.32         0.28        0.28        0.28          0.32
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       0.36          (1.56)        2.57        0.05       (0.41)        (0.43)
                                        ----------     ----------   ----------  ----------  ----------   -----------
       Total from Investment
         Operations....................       0.51          (1.24)        2.85        0.33       (0.13)        (0.11)
                                        ----------     ----------   ----------  ----------  ----------   -----------
Less Distributions:
-------------------
   Net Investment Income...............      (0.12)         (0.30)       (0.28)      (0.27)      (0.27)        (0.30)
   Net Realized Gains..................      (0.35)         (0.05)       (0.02)      (0.04)      (0.10)        (0.08)
                                        ----------     ----------   ----------  ----------  ----------   -----------
       Total Distributions.............      (0.47)         (0.35)       (0.30)      (0.31)      (0.37)        (0.38)
                                        ----------     ----------   ----------  ----------  ----------   -----------
Net Asset Value, End of Period......... $    11.78     $    11.74   $    13.33  $    10.78  $    10.76   $     11.26
                                        ==========     ==========   ==========  ==========  ==========   ===========
Total Return...........................       4.84%(B)      (9.52%)      26.83%       3.21%      (1.14%)       (1.05%)
                                        ----------     ----------   ----------  ----------  ----------   -----------
Net Assets, End of Period
  (thousands).......................... $2,586,575     $2,441,217   $2,529,852  $1,856,474  $1,594,914   $ 1,305,553
Ratio of Expenses to Average Net
  Assets...............................       0.49%(C)       0.48%        0.49%       0.49%       0.50%         0.49%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor and (Fees Paid
  Indirectly)).........................       0.49%(C)       0.48%        0.49%       0.49%       0.50%         0.49%
Ratio of Net Investment Income to
  Average Net Assets...................       2.71%(C)       2.40%        2.36%       2.73%       2.50%         2.64%
Portfolio Turnover Rate................          6%(B)         12%           5%          4%          8%            8%
                                        ----------     ----------   ----------  ----------  ----------   -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   INTERNATIONAL HIGH RELATIVE PROFITABILITY
                                                                  PORTFOLIO
                                                   ---------------------------------         ----------------
                                                                                 PERIOD
                                                   SIX MONTHS       YEAR        MAY 16,        SIX MONTHS
                                                      ENDED         ENDED       2017(A)           ENDED
                                                     APR 30,       OCT 31,     TO OCT 31,        APR 30,
                                                      2019          2018          2017            2019
                                                   -----------    --------   ----------      -----------
                                                   (UNAUDITED)                                 (UNAUDITED)
Net Asset Value, Beginning of Period..............  $   9.71      $  10.68    $ 10.00         $  11.16
                                                    --------      --------    -------         --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................      0.15          0.26       0.08             0.15
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      0.77         (1.01)      0.66             0.44
                                                    --------      --------    -------         --------
       Total from Investment Operations...........      0.92         (0.75)      0.74             0.59
                                                    --------      --------    -------         --------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.09)        (0.22)     (0.06)           (0.12)
   Net Realized Gains.............................        --            --         --            (0.23)
                                                    --------      --------    -------         --------
       Total Distributions........................     (0.09)        (0.22)     (0.06)           (0.35)
                                                    --------      --------    -------         --------
Net Asset Value, End of Period....................  $  10.54      $   9.71    $ 10.68         $  11.40
                                                    ========      ========    =======         ========
Total Return......................................      9.54%(B)     (7.20%)     7.38%(B)         5.54%(B)
                                                    --------      --------    -------         --------
Net Assets, End of Period (thousands).............  $438,540      $266,868    $67,793         $281,155
Ratio of Expenses to Average Net Assets *.........      0.35%(C)      0.35%      0.31%(C)(E)      0.53%(C)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)) *..................................      0.32%(C)      0.35%      0.65%(C)(E)      0.74%(C)(D)
Ratio of Net Investment Income to Average Net
  Assets..........................................      3.01%(C)      2.41%      1.76%(C)(E)      2.71%(C)
Portfolio Turnover Rate...........................         3%(B)         9%         2%             N/A
                                                    --------      --------    -------         --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................       N/A           N/A        N/A             0.24%(C)
                                                    --------      --------    -------         --------

                                                       WORLD EX U.S. VALUE PORTFOLIO
                                                   ---------------------------------------------------

                                                     YEAR       YEAR      YEAR      YEAR       YEAR
                                                     ENDED      ENDED     ENDED     ENDED      ENDED
                                                    OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                     2018       2017      2016      2015       2014
                                                   --------   --------  --------  --------   --------

Net Asset Value, Beginning of Period.............. $  12.71   $  10.31  $  10.28  $  11.43   $  11.93
                                                   --------   --------  --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................     0.34       0.31      0.31      0.30       0.42
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................    (1.48)      2.33      0.03     (1.18)     (0.50)
                                                   --------   --------  --------  --------   --------
       Total from Investment Operations...........    (1.14)      2.64      0.34     (0.88)     (0.08)
                                                   --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income..........................    (0.41)     (0.24)    (0.31)    (0.27)     (0.42)
   Net Realized Gains.............................       --         --        --        --         --
                                                   --------   --------  --------  --------   --------
       Total Distributions........................    (0.41)     (0.24)    (0.31)    (0.27)     (0.42)
                                                   --------   --------  --------  --------   --------
Net Asset Value, End of Period.................... $  11.16   $  12.71  $  10.31  $  10.28   $  11.43
                                                   ========   ========  ========  ========   ========
Total Return......................................    (9.22%)    25.97%     3.54%    (7.77%)    (0.81%)
                                                   --------   --------  --------  --------   --------
Net Assets, End of Period (thousands)............. $240,668   $246,551  $188,154  $155,301   $113,951
Ratio of Expenses to Average Net Assets *.........     0.52%      0.52%     0.53%     0.53%      0.57%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)) *..................................     0.74%      0.75%     0.76%     0.75%      0.76%
Ratio of Net Investment Income to Average Net
  Assets..........................................     2.72%      2.69%     3.20%     2.69%      3.54%
Portfolio Turnover Rate...........................      N/A        N/A       N/A       N/A        N/A
                                                   --------   --------  --------  --------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................     0.24%      0.25%     0.26%     0.25%      0.23%
                                                   --------   --------  --------  --------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                     ----------------------------------------------------------------
                                                     SIX MONTHS      YEAR       YEAR      YEAR      YEAR       YEAR
                                                        ENDED        ENDED      ENDED     ENDED     ENDED      ENDED
                                                       APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                        2019         2018       2017      2016      2015       2014
                                                     -----------   --------   --------  --------  --------   --------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period................  $  12.52     $  15.06   $  12.04  $  11.44  $  12.08   $  12.46
                                                      --------     --------   --------  --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).....................      0.13         0.31       0.28      0.25      0.23       0.23
   Net Gains (Losses) on Securities (Realized and
     Unrealized)....................................      0.58        (2.29)      3.01      0.55     (0.58)     (0.22)
                                                      --------     --------   --------  --------  --------   --------
       Total from Investment Operations.............      0.71        (1.98)      3.29      0.80     (0.35)      0.01
                                                      --------     --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income............................     (0.06)       (0.30)     (0.27)    (0.20)    (0.26)     (0.24)
   Net Realized Gains...............................     (0.36)       (0.26)        --        --     (0.03)     (0.15)
                                                      --------     --------   --------  --------  --------   --------
       Total Distributions..........................     (0.42)       (0.56)     (0.27)    (0.20)    (0.29)     (0.39)
                                                      --------     --------   --------  --------  --------   --------
Net Asset Value, End of Period......................  $  12.81     $  12.52   $  15.06  $  12.04  $  11.44   $  12.08
                                                      ========     ========   ========  ========  ========   ========
Total Return........................................      6.03%(B)   (13.56%)    27.61%     7.18%    (2.88%)     0.06%
                                                      --------     --------   --------  --------  --------   --------
Net Assets, End of Period (thousands)...............  $554,434     $460,155   $466,504  $281,212  $227,731   $151,096
Ratio of Expenses to Average Net Assets *...........      0.68%(C)     0.66%      0.67%     0.76%     0.65%      0.69%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly)) *.........................      0.68%(C)     0.66%      0.67%     0.77%     1.06%      1.17%
Ratio of Net Investment Income to Average Net Assets      2.14%(C)     2.08%      2.04%     2.18%     1.95%      1.84%
Portfolio Turnover Rate.............................        18%(B)       24%        17%       28%        1%         0%
                                                      --------     --------   --------  --------  --------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result
  of Portfolio's investment in Underlying Funds as
  follows:..........................................       N/A          N/A        N/A       N/A      0.45%      0.51%
                                                      --------     --------   --------  --------  --------   --------

                                                                         WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                     -------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                         ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                                        APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                         2019          2018         2017        2016        2015        2014
                                                     -----------    ----------   ----------  ----------  ----------   --------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period................ $    10.65     $    12.15   $     9.93  $     9.83  $    10.49   $  10.77
                                                     ----------     ----------   ----------  ----------  ----------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).....................       0.14           0.31         0.27        0.26        0.26       0.28
   Net Gains (Losses) on Securities (Realized and
     Unrealized)....................................       0.69          (1.52)        2.21        0.08       (0.72)     (0.27)
                                                     ----------     ----------   ----------  ----------  ----------   --------
       Total from Investment Operations.............       0.83          (1.21)        2.48        0.34       (0.46)      0.01
                                                     ----------     ----------   ----------  ----------  ----------   --------
Less Distributions:
-------------------
   Net Investment Income............................      (0.11)         (0.29)       (0.26)      (0.24)      (0.20)     (0.28)
   Net Realized Gains...............................      (0.05)            --           --          --          --      (0.01)
                                                     ----------     ----------   ----------  ----------  ----------   --------
       Total Distributions..........................      (0.16)         (0.29)       (0.26)      (0.24)      (0.20)     (0.29)
                                                     ----------     ----------   ----------  ----------  ----------   --------
Net Asset Value, End of Period...................... $    11.32     $    10.65   $    12.15  $     9.93  $     9.83   $  10.49
                                                     ==========     ==========   ==========  ==========  ==========   ========
Total Return........................................       8.02%(B)     (10.22%)      25.33%       3.58%      (4.50%)    (0.04%)
                                                     ----------     ----------   ----------  ----------  ----------   --------
Net Assets, End of Period (thousands)............... $3,630,419     $3,129,791   $2,805,367  $1,656,445  $1,170,828   $406,648
Ratio of Expenses to Average Net Assets *...........       0.37%(C)       0.39%        0.40%       0.47%       0.47%      0.47%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly)) *.........................       0.37%(C)       0.37%        0.40%       0.47%       0.52%      0.88%
Ratio of Net Investment Income to Average Net Assets       2.54%(C)       2.56%        2.48%       2.67%       2.54%      2.59%
Portfolio Turnover Rate.............................          3%(B)          4%           4%          1%          1%         0%
                                                     ----------     ----------   ----------  ----------  ----------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result
  of Portfolio's investment in Underlying Funds as
  follows:..........................................        N/A            N/A          N/A         N/A        0.03%      0.43%
                                                     ----------     ----------   ----------  ----------  ----------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          WORLD CORE EQUITY PORTFOLIO
                                                        ---------------------------------------------------------------
                                                        SIX MONTHS      YEAR       YEAR      YEAR      YEAR      YEAR
                                                           ENDED        ENDED      ENDED     ENDED     ENDED     ENDED
                                                          APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                           2019         2018       2017      2016      2015      2014
                                                        -----------   --------   --------  --------  --------   -------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period...................  $  15.40     $  16.06   $  13.14  $  12.94  $  13.33   $ 12.71
                                                         --------     --------   --------  --------  --------   -------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)........................      0.13         0.31       0.29      0.27      0.26      0.17
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................      1.09        (0.64)      2.98      0.20     (0.35)     0.87
                                                         --------     --------   --------  --------  --------   -------
       Total from Investment Operations................      1.22        (0.33)      3.27      0.47     (0.09)     1.04
                                                         --------     --------   --------  --------  --------   -------
Less Distributions:
-------------------
   Net Investment Income...............................     (0.14)       (0.30)     (0.30)    (0.26)    (0.26)    (0.24)
   Net Realized Gains..................................     (0.11)       (0.03)     (0.05)    (0.01)    (0.04)    (0.18)
                                                         --------     --------   --------  --------  --------   -------
       Total Distributions.............................     (0.25)       (0.33)     (0.35)    (0.27)    (0.30)    (0.42)
                                                         --------     --------   --------  --------  --------   -------
Net Asset Value, End of Period.........................  $  16.37     $  15.40   $  16.06  $  13.14  $  12.94   $ 13.33
                                                         ========     ========   ========  ========  ========   =======
Total Return...........................................      8.14%(B)    (2.16%)    25.14%     3.73%    (0.61%)    8.36%
                                                         --------     --------   --------  --------  --------   -------
Net Assets, End of Period (thousands)..................  $876,756     $741,512   $546,891  $370,229  $202,655   $75,707
Ratio of Expenses to Average Net Assets *(D)...........      0.33%(C)     0.35%      0.35%     0.35%     0.35%     0.35%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/ or
  Previously Waived Fees Recovered by Advisor)*(D).....      0.59%(C)     0.59%      0.60%     0.64%     0.65%     0.97%
Ratio of Net Investment Income to Average Net Assets...      1.77%(C)     1.89%      1.95%     2.14%     1.95%     1.27%
                                                         --------     --------   --------  --------  --------   -------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result of
  Portfolio's investment in Underlying Funds as
  follows:.............................................      0.27%(C)     0.27%      0.28%     0.31%     0.32%     0.31%
                                                         --------     --------   --------  --------  --------   -------

                                                                   SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                        ----------------------------------------------------------------
                                                        SIX MONTHS      YEAR       YEAR      YEAR      YEAR       YEAR
                                                           ENDED        ENDED      ENDED     ENDED     ENDED      ENDED
                                                          APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                           2019         2018       2017      2016      2015       2014
                                                        -----------   --------   --------  --------  --------   --------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period...................  $  15.71     $  16.52   $  13.67  $  13.50  $  14.20   $  13.63
                                                         --------     --------   --------  --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)........................      0.14         0.31       0.29      0.26      0.27       0.27
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................      1.08        (0.66)      2.98      0.30     (0.34)      0.76
                                                         --------     --------   --------  --------  --------   --------
       Total from Investment Operations................      1.22        (0.35)      3.27      0.56     (0.07)      1.03
                                                         --------     --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income...............................     (0.44)       (0.27)     (0.30)    (0.35)    (0.42)     (0.32)
   Net Realized Gains..................................     (0.20)       (0.19)     (0.12)    (0.04)    (0.21)     (0.14)
                                                         --------     --------   --------  --------  --------   --------
       Total Distributions.............................     (0.64)       (0.46)     (0.42)    (0.39)    (0.63)     (0.46)
                                                         --------     --------   --------  --------  --------   --------
Net Asset Value, End of Period.........................  $  16.29     $  15.71   $  16.52  $  13.67  $  13.50   $  14.20
                                                         ========     ========   ========  ========  ========   ========
Total Return...........................................      8.43%(B)    (2.28%)    24.54%     4.32%    (0.34%)     7.83%
                                                         --------     --------   --------  --------  --------   --------
Net Assets, End of Period (thousands)..................  $429,246     $403,195   $402,204  $289,904  $245,106   $147,276
Ratio of Expenses to Average Net Assets *(D)...........      0.35%(C)     0.34%      0.35%     0.35%     0.40%      0.40%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/ or
  Previously Waived Fees Recovered by Advisor)*(D).....      0.62%(C)     0.60%      0.62%     0.64%     0.66%      0.69%
Ratio of Net Investment Income to Average Net Assets...      1.85%(C)     1.87%      1.90%     2.03%     1.93%      1.94%
                                                         --------     --------   --------  --------  --------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result of
  Portfolio's investment in Underlying Funds as
  follows:.............................................      0.29%(C)     0.29%      0.29%     0.32%     0.33%      0.34%
                                                         --------     --------   --------  --------  --------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       EMERGING MARKETS PORTFOLIO
                                              ---------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                  ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                  2019          2018         2017        2016        2015         2014
                                              -----------    ----------   ----------  ----------  ----------   ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period......... $    25.46     $    29.55   $    24.12  $    22.17  $    26.64   $    26.97
                                              ----------     ----------   ----------  ----------  ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............       0.19           0.61         0.49        0.45        0.49         0.56
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       2.85          (4.14)        5.43        1.95       (4.54)       (0.20)
                                              ----------     ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations......       3.04          (3.53)        5.92        2.40       (4.05)        0.36
                                              ----------     ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.....................      (0.16)         (0.56)       (0.49)      (0.45)      (0.42)       (0.53)
   Net Realized Gains........................         --             --           --          --          --        (0.16)
                                              ----------     ----------   ----------  ----------  ----------   ----------
       Total Distributions...................      (0.16)         (0.56)       (0.49)      (0.45)      (0.42)       (0.69)
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Period............... $    28.34     $    25.46   $    29.55  $    24.12  $    22.17   $    26.64
                                              ==========     ==========   ==========  ==========  ==========   ==========
Total Return.................................      12.02%(B)     (12.14%)      24.83%      11.01%     (15.24%)       1.33%
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........ $6,093,556     $5,394,188   $6,632,914  $4,915,400  $4,321,530   $4,073,698
Ratio of Expenses to Average Net Assets (D)..       0.48%(C)       0.47%        0.50%       0.56%       0.57%        0.56%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (D)..................       0.58%(C)       0.57%        0.60%       0.66%       0.60%        0.56%
Ratio of Net Investment Income to Average
  Net Assets.................................       1.39%(C)       2.08%        1.88%       2.04%       1.97%        2.11%
                                              ----------     ----------   ----------  ----------  ----------   ----------

                                                                  EMERGING MARKETS SMALL CAP PORTFOLIO
                                              ---------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                  ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                  2019          2018         2017        2016        2015         2014
                                              -----------    ----------   ----------  ----------  ----------   ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period......... $    18.72     $    23.49   $    20.39  $    18.51  $    21.42   $    21.10
                                              ----------     ----------   ----------  ----------  ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............       0.14           0.53         0.49        0.45        0.43         0.43
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       2.48          (4.22)        3.58        2.04       (2.53)        0.62
                                              ----------     ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations......       2.62          (3.69)        4.07        2.49       (2.10)        1.05
                                              ----------     ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.....................      (0.22)         (0.53)       (0.51)      (0.47)      (0.41)       (0.40)
   Net Realized Gains........................      (0.54)         (0.55)       (0.46)      (0.14)      (0.40)       (0.33)
                                              ----------     ----------   ----------  ----------  ----------   ----------
       Total Distributions...................      (0.76)         (1.08)       (0.97)      (0.61)      (0.81)       (0.73)
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Period............... $    20.58     $    18.72   $    23.49  $    20.39  $    18.51   $    21.42
                                              ==========     ==========   ==========  ==========  ==========   ==========
Total Return.................................      14.40%(B)     (16.45%)      21.00%      13.96%      (9.88%)       5.12%
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........ $7,020,926     $6,304,406   $7,249,717  $5,459,509  $4,845,174   $4,860,603
Ratio of Expenses to Average Net Assets (D)..       0.71%(C)       0.70%        0.73%       0.72%       0.73%        0.72%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (D)..................       0.91%(C)       0.90%        0.93%       0.92%       0.78%        0.72%
Ratio of Net Investment Income to Average
  Net Assets.................................       1.38%(C)       2.31%        2.32%       2.43%       2.16%        2.02%
                                              ----------     ----------   ----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                        -----------------------------------------------------------
                                                        SIX MONTHS      YEAR     YEAR     YEAR      YEAR      YEAR
                                                           ENDED        ENDED    ENDED    ENDED     ENDED     ENDED
                                                          APR 30,      OCT 31,  OCT 31,  OCT 31,   OCT 31,   OCT 31,
                                                           2019         2018     2017     2016      2015      2014
                                                        -----------   -------   -------  -------  -------   -------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period...................   $ 26.64     $ 30.13   $ 24.71  $ 22.18  $ 27.79   $ 29.27
                                                          -------     -------   -------  -------  -------   -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss)........................      0.15        0.63      0.31     0.46     0.49      0.59
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................      2.30       (3.48)     5.60     2.75    (5.61)    (1.10)
                                                          -------     -------   -------  -------  -------   -------
       Total from Investment Operations................      2.45       (2.85)     5.91     3.21    (5.12)    (0.51)
                                                          -------     -------   -------  -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income...............................     (0.30)      (0.64)    (0.49)   (0.68)   (0.49)    (0.55)
   Net Realized Gains..................................        --          --        --       --       --     (0.42)
                                                          -------     -------   -------  -------  -------   -------
       Total Distributions.............................     (0.30)      (0.64)    (0.49)   (0.68)   (0.49)    (0.97)
                                                          -------     -------   -------  -------  -------   -------
Net Asset Value, End of Period.........................   $ 28.79     $ 26.64   $ 30.13  $ 24.71  $ 22.18   $ 27.79
                                                          =======     =======   =======  =======  =======   =======
Total Return...........................................      9.30%(B)   (9.66%)   24.11%   14.98%  (18.49%)   (1.75%)
                                                          -------     -------   -------  -------  -------   -------
Net Assets, End of Period (thousands)..................   $29,945     $25,150   $31,198  $97,923  $74,076   $99,066
Ratio of Expenses to Average Net Assets (D)............      0.80%(C)    0.80%     0.81%    0.81%    0.81%     0.80%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly) (D)...........................      0.90%(C)    0.90%     0.91%    0.91%    0.84%     0.80%
Ratio of Net Investment Income to Average Net Assets...      1.07%(C)    2.07%     1.19%    2.08%    1.93%     2.09%
                                                          -------     -------   -------  -------  -------   -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                              ---------------------------------------------------------------------------------
                                                SIX MONTHS        YEAR         YEAR         YEAR          YEAR          YEAR
                                                   ENDED          ENDED        ENDED        ENDED         ENDED         ENDED
                                                  APR 30,        OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                                   2019           2018         2017         2016          2015          2014
                                              -----------     -----------   -----------  -----------  -----------   -----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period......... $     26.81     $     30.32   $     24.84  $     22.22  $     27.81   $     29.28
                                              -----------     -----------   -----------  -----------  -----------   -----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss)..............        0.18            0.73          0.61         0.51         0.54          0.66
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............        2.32           (3.53)         5.40         2.77        (5.60)        (1.10)
                                              -----------     -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations......        2.50           (2.80)         6.01         3.28        (5.06)        (0.44)
                                              -----------     -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.32)          (0.71)        (0.53)       (0.66)       (0.53)        (0.61)
   Net Realized Gains........................          --              --            --           --           --         (0.42)
                                              -----------     -----------   -----------  -----------  -----------   -----------
       Total Distributions...................       (0.32)          (0.71)        (0.53)       (0.66)       (0.53)        (1.03)
                                              -----------     -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Period............... $     28.99     $     26.81   $     30.32  $     24.84  $     22.22   $     27.81
                                              ===========     ===========   ===========  ===========  ===========   ===========
Total Return.................................        9.43%(B)       (9.45%)       24.41%       15.23%      (18.27%)       (1.51%)
                                              -----------     -----------   -----------  -----------  -----------   -----------
Net Assets, End of Period (thousands)........ $18,462,067     $16,431,410   $19,383,230  $16,304,321  $14,834,888   $18,647,276
Ratio of Expenses to Average Net Assets (D)..        0.55%(C)        0.54%         0.57%        0.56%        0.56%         0.55%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)) (D)...........................        0.65%(C)        0.64%         0.67%        0.66%        0.59%         0.55%
Ratio of Net Investment Income to Average
  Net Assets.................................        1.31%(C)        2.37%         2.23%        2.31%        2.12%         2.35%
                                              -----------     -----------   -----------  -----------  -----------   -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                   EMERGING MARKETS CORE EQUITY PORTFOLIO
                                             ---------------------------------------------------------------------------------

                                               SIX MONTHS        YEAR         YEAR         YEAR          YEAR         YEAR
                                                  ENDED          ENDED        ENDED        ENDED         ENDED        ENDED
                                                 APR 30,        OCT 31,      OCT 31,      OCT 31,       OCT 31,      OCT 31,
                                                  2019           2018         2017         2016          2015         2014
                                             -----------     -----------   -----------  -----------  -----------   -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     18.95     $     22.38   $     18.40  $     16.81  $     20.08   $     20.09
                                             -----------     -----------   -----------  -----------  -----------   -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.14            0.50          0.42         0.37         0.39          0.42
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        2.22           (3.47)         3.95         1.59        (3.29)        (0.03)
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....        2.36           (2.97)         4.37         1.96        (2.90)         0.39
                                             -----------     -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.15)          (0.46)        (0.39)       (0.37)       (0.37)        (0.40)
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total Distributions..................       (0.15)          (0.46)        (0.39)       (0.37)       (0.37)        (0.40)
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Period.............. $     21.16     $     18.95   $     22.38  $     18.40  $     16.81   $     20.08
                                             ===========     ===========   ===========  ===========  ===========   ===========
Total Return................................       12.54%(B)      (13.48%)       24.02%       11.87%      (14.49%)        1.89%
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Assets, End of Period (thousands)....... $29,008,327     $25,372,759   $27,085,722  $18,712,966  $14,856,878   $15,727,547
Ratio of Expenses to Average Net Assets.....        0.52%(C)        0.52%         0.55%        0.61%        0.62%         0.61%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................        0.52%(C)        0.52%         0.56%        0.61%        0.62%         0.61%
Ratio of Net Investment Income to
  Average Net Assets........................        1.41%(C)        2.25%         2.08%        2.20%        2.06%         2.10%
Portfolio Turnover Rate.....................           2%(B)           4%            4%           3%           5%            2%
                                             -----------     -----------   -----------  -----------  -----------   -----------

                                                 EMERGING
                                             MARKETS TARGETED
                                             VALUE PORTFOLIO
                                             ----------------
                                                  PERIOD
                                                 NOV 14,
                                                2018(A) TO
                                                 APR 30,
                                                   2019
                                             ----------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........     $  10.00
                                                 --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............         0.05
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............         0.83
                                                 --------
       Total from Investment Operations.....         0.88
                                                 --------
Less Distributions:
-------------------
   Net Investment Income....................        (0.01)
                                                 --------
       Total Distributions..................        (0.01)
                                                 --------
Net Asset Value, End of Period..............     $  10.87
                                                 ========
Total Return................................         8.79%(B)
                                                 --------
Net Assets, End of Period (thousands).......     $117,653
Ratio of Expenses to Average Net Assets.....         0.85%(C)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................         0.91%(C)(E)
Ratio of Net Investment Income to
  Average Net Assets........................         1.06%(C)(E)
Portfolio Turnover Rate.....................            2%(B)
                                                 --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which thirty-five (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, eight invest all of their assets in a corresponding series or fund (each such Portfolio, a "Feeder Fund"). Of the Feeder Funds, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests all of its assets in the Dimensional Emerging Markets Value Fund ("DEM") (each such series within DFAITC and DEM, a "Master Fund"). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a "Fund of Funds"). The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an "Underlying Fund"). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2019, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                          PERCENTAGE
                                                                           OWNERSHIP
FEEDER FUNDS                             MASTER/UNDERLYING FUNDS          AT 04/30/19
------------                     ---------------------------------------- -----------
U.S. Large Cap Value Portfolio   The U.S. Large Cap Value Series              87%
Japanese Small Company Portfolio The Japanese Small Company Series            17%
Asia Pacific Small Company       The Asia Pacific Small Company Series
  Portfolio                                                                   22%
United Kingdom Small Company     The United Kingdom Small Company Series
  Portfolio                                                                    2%
Continental Small Company        The Continental Small Company Series
  Portfolio                                                                   12%
Emerging Markets Portfolio       The Emerging Markets Series                  99%
Emerging Markets Small Cap       The Emerging Markets Small Cap Series
  Portfolio                                                                   99%
Emerging Markets Value Portfolio Dimensional Emerging Markets Value Fund      99%

                                                                          PERCENTAGE
                                                                           OWNERSHIP
FUNDS OF FUNDS                              UNDERLYING FUNDS              AT 04/30/19
--------------                   ---------------------------------------- -----------
International Small Company      The Continental Small Company Series
  Portfolio                                                                   88%
                                 The Japanese Small Company Series            83%
                                 The United Kingdom Small Company Series      97%
                                 The Asia Pacific Small Company Series        78%
                                 The Canadian Small Company Series            97%

Global Small Company Portfolio   U.S. Small Cap Portfolio                     --
                                 The Continental Small Company Series         --
                                 The Japanese Small Company Series            --

                                                                                     PERCENTAGE
                                                                                      OWNERSHIP
FUNDS OF FUNDS                                    UNDERLYING FUNDS                   AT 04/30/19
--------------                   --------------------------------------------------- -----------
                                 The Asia Pacific Small Company Series                   --
                                 The Canadian Small Company Series                       --
                                 The Emerging Markets Small Cap Series                   --
                                 The United Kingdom Small Company Series                 --

DFA Global Real Estate           DFA Real Estate Securities Portfolio
  Securities Portfolio*                                                                  13%
                                 DFA International Real Estate Securities Portfolio      51%

World ex U.S. Value Portfolio    Dimensional Emerging Markets Value Fund                 --
                                 DFA International Small Cap Value Portfolio             --
                                 The DFA International Value Series                      --

World Core Equity Portfolio      U.S. Core Equity 1 Portfolio                             2%
                                 International Core Equity Portfolio                      1%
                                 Emerging Markets Core Equity Portfolio                  --

Selectively Hedged Global        U.S. Core Equity 2 Portfolio
  Equity Portfolio                                                                        1%
                                 International Core Equity Portfolio                     --
                                 Emerging Markets Core Equity Portfolio                  --

* DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios' shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio, and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i)

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

the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2019, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

    Enhanced U.S. Large Company Portfolio............................ 0.20%
    U.S. Large Cap Equity Portfolio.................................. 0.15%
    U.S. Large Cap Value Portfolio................................... 0.25%
    U.S. Targeted Value Portfolio.................................... 0.35%
    U.S. Small Cap Value Portfolio................................... 0.50%
    U.S. Core Equity 1 Portfolio..................................... 0.17%

    U.S. Core Equity 2 Portfolio..................................... 0.20%
    U.S. Vector Equity Portfolio..................................... 0.30%
    U.S. Small Cap Portfolio......................................... 0.35%
    U.S. Micro Cap Portfolio......................................... 0.50%
    U.S. High Relative Profitability Portfolio....................... 0.20%
    DFA Real Estate Securities Portfolio............................. 0.17%
    Large Cap International Portfolio................................ 0.20%
    International Core Equity Portfolio.............................. 0.27%
    Global Small Company Portfolio................................... 0.45%
    International Small Company Portfolio............................ 0.40%
    Japanese Small Company Portfolio................................. 0.50%
    Asia Pacific Small Company Portfolio............................. 0.50%
    United Kingdom Small Company Portfolio........................... 0.50%
    Continental Small Company Portfolio.............................. 0.50%
    DFA International Real Estate Securities Portfolio............... 0.25%
    DFA Global Real Estate Securities Portfolio...................... 0.20%
    DFA International Small Cap Value Portfolio...................... 0.65%
    International Vector Equity Portfolio............................ 0.45%
    International High Relative Profitability Portfolio.............. 0.25%
    World ex U.S. Value Portfolio.................................... 0.47%
    World ex U.S. Targeted Value Portfolio........................... 0.58%
    World ex U.S. Core Equity Portfolio.............................. 0.32%
    World Core Equity Portfolio...................................... 0.30%
    Selectively Hedged Global Equity Portfolio....................... 0.30%
    Emerging Markets Portfolio....................................... 0.42%
    Emerging Markets Small Cap Portfolio............................. 0.65%
    Emerging Markets Value Portfolio................................. 0.50%
    Emerging Markets Core Equity Portfolio........................... 0.47%
    Emerging Markets Targeted Value Portfolio........................ 0.70%

   Due to administrative oversight, the Expense Limitation Amount (as defined below) for the World Core Equity Portfolio was applied incorrectly and the World Core Equity Portfolio overpaid its investment management fee in the amount (in thousands) of $52 during the period ended April 30, 2019. The Advisor will reimburse the Portfolio for the overpayment.

   Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2019, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year waived and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year expenses were waived and/or assumed, and less than the current expense cap in place for a Portfolio. With respect to the World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio's proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

                                                      NET WAIVED FEES/
                                                      EXPENSES ASSUMED     PREVIOUSLY
                                         RECOVERY        (RECOVERED       WAIVED FEES/
                           EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
INSTITUTIONAL             LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
CLASS SHARES                AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
-------------             ---------- ---------------- ----------------- -----------------
Enhanced U.S. Large
  Company Portfolio (1)..    0.15%           --            $   144           $   589
U.S. Large Cap Equity
  Portfolio (1)..........    0.19%           --                 --                --
U.S. Large Cap Value
  Portfolio (2)..........    0.25%           --             12,332                --
U.S. Targeted Value
  Portfolio (3)..........    0.50%           --                 --                --
U.S. Core Equity 1
  Portfolio (1)..........    0.23%           --                 --                --
U.S. Core Equity 2
  Portfolio (1)..........    0.26%           --                 --                --
U.S. Vector Equity
  Portfolio (1)..........    0.36%           --                 --                --
U.S. High Relative
  Profitability
  Portfolio (4)..........    0.25%         $ 56                (46)               84
DFA Real Estate
  Securities
  Portfolio (1)..........    0.18%           --                485             2,264
Large Cap International
  Portfolio (1)..........    0.24%           --                 --                --
International Core
  Equity Portfolio (1)...    0.30%          279                (31)            1,818
Global Small Company
  Portfolio (4)..........    0.49%           --                 67               229
International Small
  Company Portfolio (5)..    0.45%           --                 --                --
Japanese Small Company
  Portfolio (6)..........    0.47%           --                292                --
Asia Pacific Small
  Company Portfolio (6)..    0.47%           --                178                --
United Kingdom Small
  Company Portfolio (6)..    0.47%           --                 29                33
Continental Small
  Company Portfolio (6)..    0.47%           --                307                --
DFA International Real
  Estate Securities
  Portfolio (7)..........    0.29%           --                 --                --
DFA Global Real Estate
  Securities
  Portfolio (8)..........    0.24%           --              3,958            22,622
International Vector
  Equity Portfolio (1)...    0.60%           --                 --                --
International High
  Relative Profitability
  Portfolio (4)..........    0.35%           61                (58)               13
World ex U.S. Value
  Portfolio (9)..........    0.60%           --                278                --
World ex U.S. Targeted
  Value Portfolio (10)...    0.80%           --                 --                --
World ex U.S. Core
  Equity Portfolio (11)..    0.39%            9                 (9)               --
World Core Equity
  Portfolio (12).........    0.32%           --                987                52

                                                      NET WAIVED FEES/
                                                      EXPENSES ASSUMED     PREVIOUSLY
                                         RECOVERY        (RECOVERED       WAIVED FEES/
                           EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
INSTITUTIONAL             LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
CLASS SHARES                AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
-------------             ---------- ---------------- ----------------- -----------------
Selectively Hedged
  Global Equity
  Portfolio (13).........    0.40%          --             $  528               --
Emerging Markets
  Portfolio (14).........    0.49%          --              2,859               --
Emerging Markets Small
  Cap Portfolio (2)......    0.65%          --              6,677               --
Emerging Markets Value
  Portfolio (2)..........    0.50%          --              8,669               --
Emerging Markets Core
  Equity Portfolio (1)...    0.54%          --                 --               --
Emerging Markets
  Targeted Value
  Portfolio (4)..........    0.85%          --                 31              $31

CLASS R1 SHARES
---------------
U.S. Targeted Value
  Portfolio (15).........    0.62%          --                 --               --

CLASS R2 SHARES
---------------
U.S. Targeted Value
  Portfolio (15).........    0.77%          --                 --               --
Emerging Markets Value
  Portfolio (16).........    0.96%          --                 14               --

(1)The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.
(2)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.
(3)The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.
(4)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.
(5)Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

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

   Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.
(6)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.
(7)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.
(8)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.
(9)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.
(10)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(11)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

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

(12)Effective February 28, 2019, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis. Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.
(13)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(14)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.
(15)The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.
(16)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

EARNED INCOME CREDIT:

   Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2019, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
            Large Cap International Portfolio............    $114
            International Core Equity Portfolio..........     583
            DFA International Real Estate Securities
              Portfolio..................................     123
            DFA International Small Cap Value Portfolio..     321
            International Vector Equity Portfolio........      64
            International High Relative Profitability
              Portfolio..................................      21
            World ex U.S. Targeted Value Portfolio.......      30
            World ex U.S. Core Equity Portfolio..........     100
            Emerging Markets Core Equity Portfolio.......     664
            Emerging Markets Targeted Value Portfolio....       2

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amount paid by the Fund to the CCO was $169 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

          Enhanced U.S. Large Company Portfolio.................. $ 11
          U.S. Large Cap Equity Portfolio........................   14
          U.S. Large Cap Value Portfolio.........................  561
          U.S. Targeted Value Portfolio..........................  206
          U.S. Small Cap Value Portfolio.........................  448
          U.S. Core Equity 1 Portfolio...........................  367
          U.S. Core Equity 2 Portfolio...........................  463
          U.S. Vector Equity Portfolio...........................  118
          U.S. Small Cap Portfolio...............................  335
          U.S. Micro Cap Portfolio...............................  207
          U.S. High Relative Profitability Portfolio.............    2
          DFA Real Estate Securities Portfolio...................  210
          Large Cap International Portfolio......................  120
          International Core Equity Portfolio....................  460
          Global Small Company Portfolio.........................   --
          International Small Company Portfolio..................  350
          Japanese Small Company Portfolio.......................   15
          Asia Pacific Small Company Portfolio...................    9
          United Kingdom Small Company Portfolio.................    2

           Continental Small Company Portfolio.................. $ 10
           DFA International Real Estate Securities Portfolio...  100
           DFA Global Real Estate Securities Portfolio..........  105
           DFA International Small Cap Value Portfolio..........  477
           International Vector Equity Portfolio................   43
           International High Relative Profitability Portfolio..    1
           World ex U.S. Value Portfolio........................    4
           World ex U.S. Targeted Value Portfolio...............    5
           World ex U.S. Core Equity Portfolio..................   29
           World Core Equity Portfolio..........................    6
           Selectively Hedged Global Equity Portfolio...........    5
           Emerging Markets Portfolio...........................  161
           Emerging Markets Small Cap Portfolio.................  149
           Emerging Markets Value Portfolio.....................  620
           Emerging Markets Core Equity Portfolio...............  475
           Emerging Markets Targeted Value Portfolio............   --

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Portfolios transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

                                  U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                  -------------------------- ---------------------------
                                  PURCHASES       SALES      PURCHASES       SALES
                                  ---------        -------    ----------    ----------
      Enhanced U.S. Large
        Company Portfolio........  $84,058       $70,038     $   87,576    $   99,277
      U.S. Large Cap Equity
        Portfolio................       --            --        231,566       152,148
      U.S. Targeted Value
        Portfolio................       --            --      1,163,484       809,552
      U.S. Small Cap Value
        Portfolio................       --            --      1,868,695     1,842,493
      U.S. Core Equity 1
        Portfolio................       --            --      1,201,841       479,841
      U.S. Core Equity 2
        Portfolio................       --            --      1,562,570       564,427
      U.S. Vector Equity
        Portfolio................       --            --        130,660       208,137
      U.S. Small Cap Portfolio...       --            --      1,088,814       991,504
      U.S. Micro Cap Portfolio...       --            --        557,584       440,418
      U.S. High Relative
        Profitability Portfolio..       --            --        372,566        39,599
      DFA Real Estate Securities
        Portfolio................       --            --        199,860       193,198
      Large Cap International
        Portfolio................       --            --        553,115       213,091
      International Core Equity
        Portfolio................       --            --      2,045,865       736,995
      DFA International Real
        Estate Securities
        Portfolio................       --            --        254,624       485,637
      DFA Global Real Estate
        Securities Portfolio.....       --            --        145,079        18,885
      DFA International Small
        Cap Value Portfolio......       --            --      1,154,901     1,261,803
      International Vector
        Equity Portfolio.........       --            --        210,002       155,409
      International High
        Relative Profitability
        Portfolio................       --            --        149,212         9,221
      World ex U.S. Targeted
        Value Portfolio..........       --            --        150,873        87,971
      World ex U.S. Core Equity
        Portfolio................       --            --        372,658        94,046

                                    U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                    -------------------------- ---------------------------
                                    PURCHASES       SALES      PURCHASES       SALES
                                    ---------       -----        ----------     --------
        Emerging Markets Core
          Equity Portfolio.........    --            --        $1,161,829     $620,244
        Emerging Markets Targeted
          Value Portfolio..........    --            --           110,577        1,855

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                         NET
                                                       REALIZED    CHANGE
                                                        GAIN/        IN
                                             PROCEEDS   (LOSS)   UNREALIZED   BALANCE AT     SHARES                 CAPITAL
                   BALANCE AT    PURCHASES     FROM       ON    APPRECIATION/ APRIL 30,      AS OF      DIVIDEND     GAIN
                OCTOBER 31, 2018  AT COST     SALES     SALES   DEPRECIATION     2019    APRIL 30, 2019  INCOME  DISTRIBUTIONS
                ---------------- ---------- ---------- -------- ------------- ---------- -------------- -------- -------------
ENHANCED U.S.
  LARGE
  COMPANY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $    2,270    $   25,071 $   24,923    --          --      $    2,418        209     $    44       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $    2,270    $   25,071 $   24,923    --          --      $    2,418        209     $    44       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. LARGE CAP
  EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $   40,426    $  100,005 $   99,326    --        $  3      $   41,108      3,553     $   438       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $   40,426    $  100,005 $   99,326    --        $  3      $   41,108      3,553     $   438       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. TARGETED
  VALUE
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $1,345,682    $2,108,020 $2,353,465   $(6)       $ 88      $1,100,319     95,093     $14,072       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $1,345,682    $2,108,020 $2,353,465   $(6)       $ 88      $1,100,319     95,093     $14,072       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. SMALL CAP
  VALUE
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $1,667,171    $2,549,835 $2,716,020   $ 2        $112      $1,501,100    129,730     $19,074       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $1,667,171    $2,549,835 $2,716,020   $ 2        $112      $1,501,100    129,730     $19,074       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. CORE
  EQUITY 1
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $1,470,055    $3,195,064 $3,027,363   $(3)       $109      $1,637,862    141,549     $17,322       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $1,470,055    $3,195,064 $3,027,363   $(3)       $109      $1,637,862    141,549     $17,322       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==

                                                         NET
                                                       REALIZED    CHANGE
                                                        GAIN/        IN
                                             PROCEEDS   (LOSS)   UNREALIZED   BALANCE AT     SHARES                 CAPITAL
                   BALANCE AT    PURCHASES     FROM       ON    APPRECIATION/ APRIL 30,      AS OF      DIVIDEND     GAIN
                OCTOBER 31, 2018  AT COST     SALES     SALES   DEPRECIATION     2019    APRIL 30, 2019  INCOME  DISTRIBUTIONS
                ---------------- ---------- ---------- -------- ------------- ---------- -------------- -------- -------------
U.S. CORE
  EQUITY 2
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $1,747,162    $3,862,709 $3,700,135   $(5)       $127      $1,909,858    165,056     $19,924       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $1,747,162    $3,862,709 $3,700,135   $(5)       $127      $1,909,858    165,056     $19,924       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. VECTOR
  EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  376,160    $  775,907 $  772,537   $(1)       $ 32      $  379,561     32,803     $ 5,102       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $  376,160    $  775,907 $  772,537   $(1)       $ 32      $  379,561     32,803     $ 5,102       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. SMALL CAP
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $2,515,622    $4,560,152 $4,295,830   $19        $200      $2,780,163    240,270     $31,488       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $2,515,622    $4,560,152 $4,295,830   $19        $200      $2,780,163    240,270     $31,488       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. MICRO CAP
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  958,074    $1,184,350 $1,344,875   $ 1        $ 66      $  797,616     68,932     $10,000       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $  958,074    $1,184,350 $1,344,875   $ 1        $ 66      $  797,616     68,932     $10,000       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. HIGH
  RELATIVE
  PROFITABILITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $    9,440    $   75,836 $   73,693    --        $  1      $   11,584      1,001          --       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $    9,440    $   75,836 $   73,693    --        $  1      $   11,584      1,001          --       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
DFA REAL
  ESTATE
  SECURITIES
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  359,453    $1,161,249 $1,213,797   $ 4        $ 17      $  306,926     26,525     $ 3,285       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $  359,453    $1,161,249 $1,213,797   $ 4        $ 17      $  306,926     26,525     $ 3,285       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
LARGE CAP
  INTERNATIONAL
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  206,350    $  906,019 $  783,135   $(6)       $ 20      $  329,248     28,455     $ 2,366       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $  206,350    $  906,019 $  783,135   $(6)       $ 20      $  329,248     28,455     $ 2,366       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==

                                                          NET       CHANGE
                                                       REALIZED       IN
                                             PROCEEDS    GAIN/    UNREALIZED   BALANCE AT     SHARES                 CAPITAL
                   BALANCE AT    PURCHASES     FROM    (LOSS) ON APPRECIATION/ APRIL 30,      AS OF      DIVIDEND     GAIN
                OCTOBER 31, 2018  AT COST     SALES      SALES   DEPRECIATION     2019    APRIL 30, 2019  INCOME  DISTRIBUTIONS
                ---------------- ---------- ---------- --------- ------------- ---------- -------------- -------- -------------
INTERNATIONAL
  CORE EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $1,604,446    $3,443,369 $2,965,660 $      4    $     96    $2,082,255    179,955     $ 19,587       --
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $1,604,446    $3,443,369 $2,965,660 $      4    $     96    $2,082,255    179,955     $ 19,587       --
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====
GLOBAL SMALL
  COMPANY
  PORTFOLIO
DFA US Small
  Cap Portfolio    $   17,009    $    3,492 $    1,177 $   (237)   $    306    $   19,393        557     $     87     $587
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $   17,009    $    3,492 $    1,177 $   (237)   $    306    $   19,393        557     $     87     $587
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====
DFA
  INTERNATIONAL
  REAL ESTATE
  SECURITIES
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  214,317    $  946,349 $  975,164 $      1    $      9    $  185,512     16,032     $  2,292       --
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $  214,317    $  946,349 $  975,164 $      1    $      9    $  185,512     16,032     $  2,292       --
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====
DFA GLOBAL
  REAL ESTATE
  SECURITIES
  PORTFOLIO
DFA
  International
  Real Estate
  Securities
  Portfolio        $2,584,363    $  380,344 $  194,400 $(24,567)   $152,977    $2,898,717    569,492     $148,006       --
DFA Real
  Estate
  Securities
  Portfolio         1,355,084             1    243,212   48,541      72,038     1,232,452     32,459       21,999       --
The DFA Short
  Term
  Investment
  Fund                 89,035       362,784    365,208        9           2        86,622      7,486        1,154       --
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $4,028,482    $  743,129 $  802,820 $ 23,983    $225,017    $4,217,791    609,437     $171,159       --
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====
DFA
  INTERNATIONAL
  SMALL CAP
  VALUE
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  948,096    $1,067,957 $1,218,789 $      8    $     56    $  797,328     68,907     $ 10,164       --
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $  948,096    $1,067,957 $1,218,789 $      8    $     56    $  797,328     68,907     $ 10,164       --
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====
INTERNATIONAL
  VECTOR
  EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  166,426    $  301,790 $  296,525 $     (1)   $     11    $  171,701     14,839     $  1,859       --
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $  166,426    $  301,790 $  296,525 $     (1)   $     11    $  171,701     14,839     $  1,859       --
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====

                                                      NET
                                                    REALIZED    CHANGE
                                                     GAIN/        IN
                                           PROCEEDS  (LOSS)   UNREALIZED   BALANCE AT     SHARES                 CAPITAL
                   BALANCE AT    PURCHASES   FROM      ON    APPRECIATION/ APRIL 30,      AS OF      DIVIDEND     GAIN
                OCTOBER 31, 2018  AT COST   SALES    SALES   DEPRECIATION     2019    APRIL 30, 2019  INCOME  DISTRIBUTIONS
                ---------------- --------- -------- -------- ------------- ---------- -------------- -------- -------------
INTERNATIONAL
  HIGH
  RELATIVE
  PROFITABILITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund              $ 12,685     $ 90,169  $ 74,424 $    (1)         --     $ 28,429       2,457          --         --
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $ 12,685     $ 90,169  $ 74,424 $    (1)         --     $ 28,429       2,457          --         --
                    ========     ========  ======== =======     =======     ========      ======      ======     ======
WORLD EX U.S.
  VALUE
  PORTFOLIO
DFA
  International
  Small Cap
  Value
  Portfolio         $ 23,071     $  6,574  $  3,487 $  (628)    $   265     $ 25,795       1,380      $  331     $  766
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $ 23,071     $  6,574  $  3,487 $  (628)    $   265     $ 25,795       1,380      $  331     $  766
                    ========     ========  ======== =======     =======     ========      ======      ======     ======
WORLD EX U.S.
  TARGETED
  VALUE
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund              $  4,659     $  6,027  $  8,751      --          --     $  1,935         167      $   41         --
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $  4,659     $  6,027  $  8,751      --          --     $  1,935         167      $   41         --
                    ========     ========  ======== =======     =======     ========      ======      ======     ======
WORLD EX U.S.
  CORE EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund              $130,312     $369,432  $310,020 $    (1)    $     9     $189,732      16,397      $1,720         --
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $130,312     $369,432  $310,020 $    (1)    $     9     $189,732      16,397      $1,720         --
                    ========     ========  ======== =======     =======     ========      ======      ======     ======
WORLD CORE
  EQUITY
  PORTFOLIO
U.S. Core
  Equity 1
  Portfolio         $404,139     $ 55,010  $ 13,244 $(1,534)    $35,031     $479,402      19,720      $3,663     $2,509
International
  Core Equity
  Portfolio          255,226       32,860     3,419    (629)     16,113      300,151      22,602       2,819         --
Emerging
  Markets Core
  Equity
  Portfolio           81,772       13,831     2,722    (527)     10,661      103,015       4,868         660         --
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $741,137     $101,701  $ 19,385 $(2,690)    $61,805     $882,568      47,190      $7,142     $2,509
                    ========     ========  ======== =======     =======     ========      ======      ======     ======
SELECTIVELY
  HEDGED
  GLOBAL
  EQUITY
  PORTFOLIO
U.S. Core
  Equity 2
  Portfolio         $181,750     $ 19,658  $  8,243 $(1,002)    $12,570     $204,733       9,144      $1,692     $1,971
International
  Core Equity
  Portfolio          130,496        7,538     7,967  (1,343)      7,780      136,504      10,279       1,430         --
Emerging
  Markets Core
  Equity
  Portfolio           66,401        4,892     3,673    (715)      8,486       75,391       3,563         540         --
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $378,647     $ 32,088  $ 19,883 $(3,060)    $28,836     $416,628      22,986      $3,662     $1,971
                    ========     ========  ======== =======     =======     ========      ======      ======     ======

                                                         NET
                                                       REALIZED    CHANGE
                                                        GAIN/        IN
                                             PROCEEDS   (LOSS)   UNREALIZED   BALANCE AT     SHARES                 CAPITAL
                   BALANCE AT    PURCHASES     FROM       ON    APPRECIATION/ APRIL 30,      AS OF      DIVIDEND     GAIN
                OCTOBER 31, 2018  AT COST     SALES     SALES   DEPRECIATION     2019    APRIL 30, 2019  INCOME  DISTRIBUTIONS
                ---------------- ---------- ---------- -------- ------------- ---------- -------------- -------- -------------
EMERGING
  MARKETS CORE
  EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund              $733,703     $1,738,149 $1,824,238   $ 9         $56       $647,679      55,974     $10,125       --
                    --------     ---------- ----------   ---         ---       --------      ------     -------       --
TOTAL               $733,703     $1,738,149 $1,824,238   $ 9         $56       $647,679      55,974     $10,125       --
                    ========     ========== ==========   ===         ===       ========      ======     =======       ==
EMERGING
  MARKETS
  TARGETED
  VALUE
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund                    --     $    6,290 $    5,562    --          --       $    728          63          --       --
                    --------     ---------- ----------   ---         ---       --------      ------     -------       --
TOTAL                     --     $    6,290 $    5,562    --          --       $    728          63          --       --
                    ========     ========== ==========   ===         ===       ========      ======     =======       ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM   TAX EXEMPT
                                         CAPITAL GAINS  CAPITAL GAINS   INCOME     TOTAL
                                         -------------- ------------- ---------- ----------
Enhanced U.S. Large Company Portfolio
2017....................................    $  5,224     $    4,088       --     $    9,312
2018....................................      25,719         29,522       --         55,241
U.S. Large Cap Equity Portfolio
2017....................................      18,564             --       --         18,564
2018....................................      22,154             --       --         22,154
U.S. Large Cap Value Portfolio
2017....................................     403,296        446,577       --        849,873
2018....................................     514,712      1,084,643       --      1,599,355

                                         NET INVESTMENT
                                           INCOME AND   LONG-TERM
                                           SHORT-TERM    CAPITAL  TAX EXEMPT
                                         CAPITAL GAINS    GAINS     INCOME    TOTAL
                                         -------------- --------- ---------- --------
U.S. Targeted Value Portfolio
2017....................................    $121,188    $282,318      --     $403,506
2018....................................     150,659     435,624      --      586,283
U.S. Small Cap Value Portfolio
2017....................................     113,837     533,287      --      647,124
2018....................................     181,057     653,833      --      834,890
U.S. Core Equity 1 Portfolio
2017....................................     310,434      71,615      --      382,049
2018....................................     344,039     116,824      --      460,863
U.S. Core Equity 2 Portfolio
2017....................................     322,547     122,469      --      445,016
2018....................................     362,649     214,753      --      577,402
U.S. Vector Equity Portfolio
2017....................................      55,976     101,959      --      157,935
2018....................................      61,316     164,690      --      226,006
U.S. Small Cap Portfolio
2017....................................     168,390     343,192      --      511,582
2018....................................     220,415     608,203      --      828,618
U.S. Micro Cap Portfolio
2017....................................      43,959     255,837      --      299,796
2018....................................      68,087     260,436      --      328,523
U.S. High Relative Profitability
  Portfolio
2017....................................         541          --      --          541
2018....................................       5,717          --      --        5,717
DFA Real Estate Securities Portfolio
2017....................................     193,286      90,576      --      283,862
2018....................................     419,917      19,701      --      439,618
Large Cap International Portfolio
2017....................................     111,606          --      --      111,606
2018....................................     132,270          --      --      132,270
International Core Equity Portfolio
2017....................................     533,126          --      --      533,126
2018....................................     711,406          --      --      711,406
Global Small Company Portfolio
2017....................................          --          --      --           --
2018....................................         269          81      --          350
International Small Company Portfolio
2017....................................     224,540     251,076      --      475,616
2018....................................     335,310     375,728      --      711,038
Japanese Small Company Portfolio
2017....................................       9,568          --      --        9,568
2018....................................      15,937          --      --       15,937
Asia Pacific Small Company Portfolio
2017....................................       8,894          --      --        8,894
2018....................................      13,370          --      --       13,370

                                         NET INVESTMENT
                                           INCOME AND   LONG-TERM  TAX
                                           SHORT-TERM    CAPITAL  EXEMPT
                                         CAPITAL GAINS    GAINS   INCOME  TOTAL
                                         -------------- --------- ------ --------
United Kingdom Small Company Portfolio
2017....................................    $  1,322    $  1,684    --   $  3,006
2018....................................       1,616       2,308    --      3,924
Continental Small Company Portfolio
2017....................................       7,715          --    --      7,715
2018....................................      15,452       4,962    --     20,414
DFA International Real Estate
  Securities Portfolio
2017....................................     326,892          --    --    326,892
2018....................................     241,977          --    --    241,977
DFA Global Real Estate Securities
  Portfolio
2017....................................     224,755      18,247    --    243,002
2018....................................     212,543      42,954    --    255,497
DFA International Small Cap Value
  Portfolio
2017....................................     199,261     410,189    --    609,450
2018....................................     418,957     477,828    --    896,785
International Vector Equity Portfolio
2017....................................      50,390       4,041    --     54,431
2018....................................      59,115      10,130    --     69,245
International High Relative
  Profitability Portfolio
2017....................................         299          --    --        299
2018....................................       3,960          --    --      3,960
World ex U.S. Value Portfolio
2017....................................       4,532          --    --      4,532
2018....................................       8,118          --    --      8,118
World ex U.S. Targeted Value Portfolio
2017....................................       7,684          --    --      7,684
2018....................................      10,452       8,307    --     18,759
World ex U.S. Core Equity Portfolio
2017....................................      52,690          --    --     52,690
2018....................................      75,944          --    --     75,944
World Core Equity Portfolio
2017....................................       9,033       1,231    --     10,264
2018....................................      13,426       1,076    --     14,502
Selectively Hedged Global Equity
  Portfolio
2017....................................       6,737       2,369    --      9,106
2018....................................       8,085       3,086    --     11,171
Emerging Markets Portfolio
2017....................................     107,522          --    --    107,522
2018....................................     115,293          --    --    115,293
Emerging Markets Small Cap Portfolio
2017....................................     157,661     117,099    --    274,760
2018....................................     194,789     145,194    --    339,983
Emerging Markets Value Portfolio
2017....................................     340,613          --    --    340,613
2018....................................     439,431          --    --    439,431

                                         NET INVESTMENT
                                           INCOME AND   LONG-TERM  TAX
                                           SHORT-TERM    CAPITAL  EXEMPT
                                         CAPITAL GAINS    GAINS   INCOME  TOTAL
                                         -------------- --------- ------ --------
Emerging Markets Core Equity Portfolio
2017....................................    $449,166       --       --   $449,166
2018....................................     593,704       --       --    593,704

   Emerging Markets Targeted Value Portfolio commenced operations on November 14, 2018, and did not pay any distributions for the years ended October 31, 2017 and October 31, 2018.

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM     LONG-TERM
                                              CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                              -------------- ------------- --------
Enhanced U.S. Large Company Portfolio........    $ (1,408)     $ (1,530)   $ (2,938)
U.S. Large Cap Equity Portfolio..............        (357)           --        (357)
U.S. Large Cap Value Portfolio...............          --            --          --
U.S. Targeted Value Portfolio................      (9,743)      (54,694)    (64,437)
U.S. Small Cap Value Portfolio...............     (15,731)      (51,413)    (67,144)
U.S. Core Equity 1 Portfolio.................     (13,364)           --     (13,364)
U.S. Core Equity 2 Portfolio.................     (20,891)           --     (20,891)
U.S. Vector Equity Portfolio.................      (7,088)       (2,848)     (9,936)
U.S. Small Cap Portfolio.....................     (23,533)      (26,221)    (49,754)
U.S. Micro Cap Portfolio.....................      (3,203)      (12,725)    (15,928)
U.S. High Relative Profitability Portfolio...        (193)           --        (193)
DFA Real Estate Securities Portfolio.........      (9,851)           --      (9,851)
Large Cap International Portfolio............      (4,292)           --      (4,292)
International Core Equity Portfolio..........     (23,119)           --     (23,119)
Global Small Company Portfolio...............          --            --          --
International Small Company Portfolio........          --            --          --
Japanese Small Company Portfolio.............      (1,059)       (2,684)     (3,743)
Asia Pacific Small Company Portfolio.........          --            --          --
United Kingdom Small Company Portfolio.......         (77)           --         (77)
Continental Small Company Portfolio..........        (928)           --        (928)
DFA International Real Estate Securities
  Portfolio..................................     (19,408)           --     (19,408)
DFA Global Real Estate Securities Portfolio..      (7,079)           --      (7,079)
DFA International Small Cap Value Portfolio..     (19,215)      (28,149)    (47,364)
International Vector Equity Portfolio........      (6,163)       (2,933)     (9,096)
International High Relative Profitability
  Portfolio..................................        (103)           --        (103)
World ex U.S. Value Portfolio................          --            --          --
World ex U.S. Targeted Value Portfolio.......      (1,061)       (2,176)     (3,237)
World ex U.S. Core Equity Portfolio..........      (7,411)           --      (7,411)
World Core Equity Portfolio..................        (493)           --        (493)
Selectively Hedged Global Equity Portfolio...      (1,272)           --      (1,272)
Emerging Markets Portfolio...................     (10,684)           --     (10,684)
Emerging Markets Small Cap Portfolio.........     (16,030)       (7,390)    (23,420)

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                         -------------- ------------- --------
Emerging Markets Value Portfolio........    $(33,795)        --       $(33,795)
Emerging Markets Core Equity Portfolio..     (32,445)        --        (32,445)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                         UNDISTRIBUTED NET                                              TOTAL NET
                                            INVESTMENT                                                DISTRIBUTABLE
                                            INCOME AND     UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                            SHORT-TERM       LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                           CAPITAL GAINS   CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                         ----------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company Portfolio...     $  8,086       $    8,489            --     $   (5,049)   $   11,526
U.S. Large Cap Equity Portfolio.........        2,608               --     $  (7,319)       308,854       304,143
U.S. Large Cap Value Portfolio..........           --        1,212,987            --      6,083,694     7,296,681
U.S. Targeted Value Portfolio...........       25,174          393,217            --      1,450,990     1,869,381
U.S. Small Cap Value Portfolio..........       16,454          770,011            --      3,126,951     3,913,416
U.S. Core Equity 1 Portfolio............       36,643          148,728            --      7,560,850     7,746,221
U.S. Core Equity 2 Portfolio............       45,900          263,318            --      8,153,732     8,462,950
U.S. Vector Equity Portfolio............        4,317          105,122            --      1,464,498     1,573,937
U.S. Small Cap Portfolio................       36,923          555,631            --      3,704,534     4,297,088
U.S. Micro Cap Portfolio................           --          254,466            --      2,157,150     2,411,616
U.S. High Relative Profitability
  Portfolio.............................          745               --        (2,369)         9,555         7,931
DFA Real Estate Securities Portfolio....       23,070               --       (42,891)     2,012,218     1,992,397
Large Cap International Portfolio.......       19,811               --       (12,549)       326,092       333,354
International Core Equity Portfolio.....      165,491               --      (252,331)     1,179,546     1,092,706
Global Small Company Portfolio..........          197               --          (279)        (2,130)       (2,212)
International Small Company Portfolio...      195,298          517,618            --        534,015     1,246,931
Japanese Small Company Portfolio........        6,173           31,506            --         55,739        93,418
Asia Pacific Small Company Portfolio....        9,543               --       (17,952)       (30,197)      (38,606)
United Kingdom Small Company Portfolio..          137            1,437            --          2,995         4,569
Continental Small Company Portfolio.....        1,001           19,389            --         (6,556)       13,834
DFA International Real Estate
  Securities Portfolio..................      258,919               --      (255,224)      (552,655)     (548,960)
DFA Global Real Estate Securities
  Portfolio.............................      156,841               --        (2,159)       498,248       652,930
DFA International Small Cap Value
  Portfolio.............................       78,546          428,575            --        634,402     1,141,523
International Vector Equity Portfolio...       20,059           72,076            --        137,286       229,421
International High Relative
  Profitability Portfolio...............          525               --        (1,545)       (23,727)      (24,747)
World ex U.S. Value Portfolio...........        1,245            5,004            --          3,800        10,049
World ex U.S. Targeted Value Portfolio..          756           11,822            --        (19,140)       (6,562)
World ex U.S. Core Equity Portfolio.....       22,035           15,897            --        (55,982)      (18,050)
World Core Equity Portfolio.............          620            4,776            --         46,620        52,016

                     UNDISTRIBUTED                                               TOTAL NET
                     NET INVESTMENT                                            DISTRIBUTABLE
                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                     -------------- ------------- ------------- -------------- -------------
Selectively Hedged
  Global Equity
  Portfolio.........    $  9,794      $  4,519              --    $   47,990    $   62,303
Emerging Markets
  Portfolio.........      24,407            --     $  (156,404)    1,223,071     1,091,074
Emerging Markets
  Small Cap
  Portfolio.........      64,108       173,891              --      (553,887)     (315,888)
Emerging Markets
  Value Portfolio...     168,442            --      (1,087,131)       72,401      (846,288)
Emerging Markets
  Core Equity
  Portfolio.........     130,314            --        (798,349)      617,399       (50,636)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                         2019   UNLIMITED  TOTAL
                                                        ------- --------- --------
Enhanced U.S. Large Company Portfolio..................      --       --        --
U.S. Large Cap Equity Portfolio........................      -- $  7,319  $  7,319
U.S. Large Cap Value Portfolio.........................      --       --        --
U.S. Targeted Value Portfolio..........................      --       --        --
U.S. Small Cap Value Portfolio.........................      --       --        --
U.S. Core Equity 1 Portfolio...........................      --       --        --
U.S. Core Equity 2 Portfolio...........................      --       --        --
U.S. Vector Equity Portfolio...........................      --       --        --
U.S. Small Cap Portfolio...............................      --       --        --
U.S. Micro Cap Portfolio...............................      --       --        --
U.S. High Relative Profitability Portfolio.............      --    2,369     2,369
DFA Real Estate Securities Portfolio...................      --   42,891    42,891
Large Cap International Portfolio...................... $12,549       --    12,549
International Core Equity Portfolio....................      --  252,331   252,331
Global Small Company Portfolio.........................      --      279       279
International Small Company Portfolio..................      --       --        --
Japanese Small Company Portfolio.......................      --       --        --
Asia Pacific Small Company Portfolio...................      --   17,952    17,952
United Kingdom Small Company Portfolio.................      --       --        --
Continental Small Company Portfolio....................      --       --        --
DFA International Real Estate Securities Portfolio.....  69,466  185,757   255,223
DFA Global Real Estate Securities Portfolio............      --    2,159     2,159
DFA International Small Cap Value Portfolio............      --       --        --
International Vector Equity Portfolio..................      --       --        --
International High Relative Profitability Portfolio....      --    1,545     1,545
World ex U.S. Value Portfolio..........................      --       --        --
World ex U.S. Targeted Value Portfolio.................      --       --        --
World ex U.S. Core Equity Portfolio....................      --       --        --

                                                      2019 UNLIMITED    TOTAL
                                                      ---- ---------- ----------
World Core Equity Portfolio..........................  --          --         --
Selectively Hedged Global Equity Portfolio...........  --          --         --
Emerging Markets Portfolio...........................  --  $  156,404 $  156,404
Emerging Markets Small Cap Portfolio.................  --          --         --
Emerging Markets Value Portfolio.....................  --   1,087,131  1,087,131
Emerging Markets Core Equity Portfolio...............  --     798,349    798,349

   During the year ended October 31, 2018, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

     U.S. Large Cap Equity Portfolio............................. $  3,268
     Large Cap International Portfolio...........................    6,881
     International Core Equity Portfolio.........................   52,488
     Japanese Small Company Portfolio............................    3,708
     World ex U.S. Value Portfolio...............................      226
     World ex U.S. Core Equity Portfolio.........................    5,321
     Emerging Markets Portfolio..................................   65,596
     Emerging Markets Value Portfolio............................  251,589
     Emerging Markets Core Equity Portfolio......................   35,229

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                         NET
                                                                      UNREALIZED
                             FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                             TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                            ----------- ------------ -------------- --------------
Enhanced U.S. Large
  Company Portfolio........ $   323,365 $     1,325   $    (3,050)    $   (1,725)
U.S. Large Cap Equity
  Portfolio................   1,270,275     480,586       (37,576)       443,010
U.S. Large Cap Value
  Portfolio................  19,723,833   6,475,423            --      6,475,423
U.S. Targeted Value
  Portfolio................  10,662,619   2,469,348      (808,083)     1,661,265
U.S. Small Cap Value
  Portfolio................  13,634,064   3,818,348    (1,061,398)     2,756,950
U.S. Core Equity 1
  Portfolio................  18,579,693  10,164,122      (947,561)     9,216,561
U.S. Core Equity 2
  Portfolio................  19,526,449  10,837,114    (1,127,851)     9,709,263
U.S. Vector Equity
  Portfolio................   3,496,533   1,884,785      (269,503)     1,615,282
U.S. Small Cap Portfolio...  16,907,317   5,298,146    (1,311,739)     3,986,407
U.S. Micro Cap Portfolio...   5,389,898   2,444,454      (393,914)     2,050,540
U.S. High Relative
  Profitability Portfolio..   1,056,776     140,742       (25,462)       115,280
DFA Real Estate Securities
  Portfolio................   6,902,792   3,224,687      (259,941)     2,964,746
Large Cap International
  Portfolio................   4,788,277   1,075,782      (349,929)       725,853
International Core Equity
  Portfolio................  28,858,658   5,537,332    (2,792,770)     2,744,562
Global Small Company
  Portfolio................      35,814         471          (566)           (95)
International Small
  Company Portfolio........  11,822,237   1,102,512      (223,658)       878,854
Japanese Small Company
  Portfolio................     557,046      48,330            --         48,330
Asia Pacific Small Company
  Portfolio................     380,145       6,972            --          6,972
United Kingdom Small
  Company Portfolio........      28,284       3,447            --          3,447
Continental Small Company
  Portfolio................     613,232      32,573            --         32,573

                                                                      NET
                                                                   UNREALIZED
                          FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                          TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                         ----------- ------------ -------------- --------------
DFA International Real
  Estate Securities
  Portfolio............. $ 5,787,258  $  959,229   $  (427,339)    $  531,890
DFA Global Real Estate
  Securities Portfolio..   7,271,256   1,296,920      (134,239)     1,162,681
DFA International Small
  Cap Value Portfolio...  13,705,480   2,345,505    (1,544,042)       801,463
International Vector
  Equity Portfolio......   2,497,910     541,633      (287,750)       253,883
International High
  Relative
  Profitability
  Portfolio.............     453,339      30,801       (20,045)        10,756
World ex U.S. Value
  Portfolio.............     264,419      18,661            --         18,661
World ex U.S. Targeted
  Value Portfolio.......     545,549      56,430       (51,670)         4,760
World ex U.S. Core
  Equity Portfolio......   3,605,071     533,697      (332,900)       200,797
World Core Equity
  Portfolio.............     774,775     114,735            --        114,735
Selectively Hedged
  Global Equity
  Portfolio.............     339,799      80,007           (29)        79,978
Emerging Markets
  Portfolio.............   4,245,546   1,870,394            --      1,870,394
Emerging Markets Small
  Cap Portfolio.........   6,808,525     290,666            --        290,666
Emerging Markets Value
  Portfolio.............  17,111,894   1,539,155            --      1,539,155
Emerging Markets Core
  Equity Portfolio......  25,537,818   7,226,455    (3,348,246)     3,878,209
Emerging Markets
  Targeted Value
  Portfolio.............     109,706      11,922        (3,991)         7,931

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                   SIX MONTHS ENDED    YEAR ENDED
                                                   APRIL 30, 2019   OCTOBER 31, 2018
                                                   --------------   ----------------
                                                     (UNAUDITED)
                                                    AMOUNT   SHARES  AMOUNT   SHARES
                                                   -------   ------ --------  ------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
   Shares Issued.................................. $ 6,928     318  $ 21,616     851
   Shares Issued in Lieu of Cash Distributions....   2,170     107     2,923     119
   Shares Redeemed................................  (4,755)   (214)  (28,235) (1,114)
                                                   -------    ----  --------  ------
Net Increase (Decrease) -- Class R1 Shares........ $ 4,343     211  $ (3,696)   (144)
                                                   =======    ====  ========  ======

                                           SIX MONTHS ENDED          YEAR ENDED
                                            APRIL 30, 2019        OCTOBER 31, 2018
                                         --------------------  ---------------------
                                              (UNAUDITED)
                                            AMOUNT     SHARES     AMOUNT     SHARES
                                         -----------  -------  -----------  --------
Class R2 Shares
   Shares Issued........................ $    12,438      559  $    38,144     1,523
   Shares Issued in Lieu of Cash
     Distributions......................       4,653      231        7,940       325
   Shares Redeemed......................     (33,776)  (1,517)     (85,609)   (3,475)
                                         -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2
  Shares................................ $   (16,685)    (727) $   (39,525)   (1,627)
                                         ===========  =======  ===========  ========
Institutional Class Shares
   Shares Issued........................ $ 1,585,107   73,034  $ 2,152,781    85,162
   Shares Issued in Lieu of Cash
     Distributions......................     448,050   22,111      541,597    21,998
   Shares Redeemed......................  (1,255,349) (57,833)  (2,187,982)  (86,229)
                                         -----------  -------  -----------  --------
Net Increase (Decrease) --
  Institutional Class Shares............ $   777,808   37,312  $   506,396    20,931
                                         ===========  =======  ===========  ========

                                           SIX MONTHS ENDED          YEAR ENDED
                                            APRIL 30, 2019        OCTOBER 31, 2018
                                         --------------------  ---------------------
                                              (UNAUDITED)
                                            AMOUNT     SHARES     AMOUNT     SHARES
                                         -----------  -------  -----------  --------
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
   Shares Issued........................ $     3,814      137  $     6,653       219
   Shares Issued in Lieu of Cash
     Distributions......................         298       11          632        21
   Shares Redeemed......................      (1,467)     (52)     (10,333)     (332)
                                         -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2
  Shares................................ $     2,645       96  $    (3,048)      (92)
                                         ===========  =======  ===========  ========
Institutional Class Shares
   Shares Issued........................ $ 2,003,563   70,707  $ 2,703,084    87,936
   Shares Issued in Lieu of Cash
     Distributions......................     184,564    6,909      416,344    14,012
   Shares Redeemed......................  (1,501,159) (53,644)  (3,948,131) (128,474)
                                         -----------  -------  -----------  --------
Net Increase (Decrease) --
  Institutional Class Shares............ $   686,968   23,972  $  (828,703)  (26,526)
                                         ===========  =======  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio's and Enhanced U.S. Large Company Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities . The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amounts in thousands):

                                                         FORWARD
                                                        CURRENCY
                                                        CONTRACTS FUTURES
                                                        --------- --------
     Enhanced U.S. Large Company Portfolio.............  $73,682  $323,386
     U.S. Targeted Value Portfolio.....................       --    78,618
     U.S. Small Cap Value Portfolio....................       --   130,425
     U.S. Core Equity 1 Portfolio......................       --   185,025
     U.S. Core Equity 2 Portfolio......................       --   206,485
     U.S. Vector Equity Portfolio......................       --    34,467
     U.S. Small Cap Portfolio..........................       --   113,259
     U.S. Micro Cap Portfolio..........................       --    57,463

                                                           FORWARD
                                                          CURRENCY
                                                          CONTRACTS FUTURES
                                                          --------- --------
    DFA Real Estate Securities Portfolio................. $     --  $ 54,743
    Large Cap International Portfolio....................       --    37,429
    International Core Equity Portfolio..................       --   214,193
    International Small Company Portfolio................       --    63,475
    DFA International Real Estate Securities Portfolio...       --    31,960
    DFA International Small Cap Value Portfolio..........       --   109,213
    International High Relative Profitability Portfolio..       --       161
    World ex U.S. Targeted Value Portfolio...............       --     2,234
    World ex U.S. Core Equity Portfolio..................       --     7,296
    Selectively Hedged Global Equity Portfolio...........  125,572    15,691
    Emerging Markets Core Equity Portfolio...............       --   206,265
    Emerging Markets Targeted Value Portfolio............       --       218

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
                                         --------------------------------------------
                                          TOTAL VALUE      FORWARD
                                               AT         CURRENCY        EQUITY
                                         APRIL 30, 2019 CONTRACTS (1) CONTRACTS *,(2)
                                         -------------- ------------- ---------------
Enhanced U.S. Large Company Portfolio...    $21,179         $494          $20,685
U.S. Targeted Value Portfolio...........      4,852           --            4,852
U.S. Small Cap Value Portfolio..........      3,944           --            3,944
U.S. Core Equity 1 Portfolio............     13,031           --           13,031
U.S. Core Equity 2 Portfolio............     13,721           --           13,721
U.S. Vector Equity Portfolio............      2,185           --            2,185
U.S. Small Cap Portfolio................      8,883           --            8,883
U.S. Micro Cap Portfolio................      3,430           --            3,430
DFA Real Estate Securities Portfolio....      3,633           --            3,633
Large Cap International Portfolio.......      2,229           --            2,229
International Core Equity Portfolio.....     14,630           --           14,630
International Small Company Portfolio...        328           --              328
DFA International Real Estate
  Securities Portfolio..................      2,228           --            2,228
DFA International Small Cap Value
  Portfolio.............................      6,216           --            6,216
Selectively Hedged Global Equity
  Portfolio.............................      1,273          514              759
Emerging Markets Core Equity Portfolio..     13,152           --           13,152

                                                        LIABILITY DERIVATIVES VALUE
                                                        ---------------------------
                                                         TOTAL VALUE      FORWARD
                                                              AT         CURRENCY
                                                        APRIL 30, 2019 CONTRACTS (3)
                                                        -------------- -------------
Enhanced U.S. Large Company Portfolio..................      $(72)         $(72)
Selectively Hedged Global Equity Portfolio.............       (29)          (29)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                     REALIZED GAIN (LOSS) ON
                                                           DERIVATIVES
                                              -----------------------------------
                                                           FORWARD
                                                          CURRENCY       EQUITY
                                                TOTAL   CONTRACTS (1) CONTRACTS (2)
                                              --------  ------------- -------------
Enhanced U.S. Large Company Portfolio........ $(12,260)    $1,946       $(14,206)*
U.S. Large Cap Equity Portfolio..............      466         --            466*
U.S. Targeted Value Portfolio................   (2,413)        --         (2,413)
U.S. Small Cap Value Portfolio...............   (3,040)        --         (3,040)
U.S. Core Equity 1 Portfolio.................    2,546         --          2,546
U.S. Core Equity 2 Portfolio.................   (4,838)        --         (4,838)
U.S. Vector Equity Portfolio.................    2,204         --          2,204
U.S. Small Cap Portfolio.....................   (1,294)        --         (1,294)
U.S. Micro Cap Portfolio.....................   (5,420)        --         (5,420)
U.S. High Relative Profitability Portfolio...      (52)        --            (52)*
DFA Real Estate Securities Portfolio.........   (6,732)        --         (6,732)
Large Cap International Portfolio............   (1,849)        --         (1,849)
International Core Equity Portfolio..........     (943)        --           (943)
International Small Company Portfolio........   (1,000)        --         (1,000)
DFA International Real Estate Securities
  Portfolio..................................   (1,258)        --         (1,258)
DFA Global Real Estate Securities Portfolio..     (135)        --           (135)*
DFA International Small Cap Value Portfolio..   (2,562)        --         (2,562)
International Vector Equity Portfolio........   (1,747)        --         (1,747)*
International High Relative Profitability
  Portfolio..................................      255         --            255*
World ex U.S. Value Portfolio................     (109)        --           (109)*
World ex U.S. Targeted Value Portfolio.......     (308)        --           (308)*
World ex U.S. Core Equity Portfolio..........   (1,060)        --         (1,060)*
World Core Equity Portfolio..................      (63)        --            (63)*
Selectively Hedged Global Equity Portfolio...      493      2,569         (2,076)
Emerging Markets Core Equity Portfolio.......    2,305         --          2,305
Emerging Markets Targeted Value Portfolio....       39         --             39*

                                                CHANGE IN UNREALIZED APPRECIATION
                                                  (DEPRECIATION) ON DERIVATIVES
                                              -----------------------------------
                                                           FORWARD
                                                          CURRENCY       EQUITY
                                                TOTAL   CONTRACTS (3) CONTRACTS (4)
                                              --------  ------------- -------------
Enhanced U.S. Large Company Portfolio........ $ 40,193     $  (27)      $ 40,220

                                                      CHANGE IN UNREALIZED APPRECIATION
                                                        (DEPRECIATION) ON DERIVATIVES
                                                     -----------------------------------
                                                                FORWARD
                                                               CURRENCY       EQUITY
                                                      TOTAL  CONTRACTS (3) CONTRACTS (4)
                                                     ------- ------------- -------------
U.S. Targeted Value Portfolio....................... $ 6,971         --       $ 6,971
U.S. Small Cap Value Portfolio......................   6,431         --         6,431
U.S. Core Equity 1 Portfolio........................  18,378         --        18,378
U.S. Core Equity 2 Portfolio........................  22,739         --        22,739
U.S. Vector Equity Portfolio........................   1,554         --         1,554
U.S. Small Cap Portfolio............................   8,867         --         8,867
U.S. Micro Cap Portfolio............................   6,144         --         6,144
DFA Real Estate Securities Portfolio................   4,100         --         4,100
Large Cap International Portfolio...................   4,753         --         4,753
International Core Equity Portfolio.................  23,259         --        23,259
International Small Company Portfolio...............   6,908         --         6,908
DFA International Real Estate Securities Portfolio..   3,208         --         3,208
DFA International Small Cap Value Portfolio.........   7,897         --         7,897
Selectively Hedged Global Equity Portfolio..........   1,265    $(1,116)        2,381
Emerging Markets Core Equity Portfolio..............  21,428         --        21,428

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(3)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of April 30, 2019, there were no futures contracts outstanding. During the six months ended April 30, 2019, the Portfolios had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2019 (amounts in thousands):

                                            GROSS AMOUNTS NOT                                     GROSS AMOUNTS NOT
                                              OFFSET IN THE                                         OFFSET IN THE
                                              STATEMENTS OF                                         STATEMENTS OF
                                          ASSETS AND LIABILITIES                                ASSETS AND LIABILITIES
                                          ----------------------                                ----------------------
                                                                                        NET
                                  NET                                                 AMOUNTS
                                AMOUNTS                                                 OF
                               OF ASSETS                                            LIABILITIES
                     GROSS     PRESENTED                                   GROSS     PRESENTED
                    AMOUNTS     IN THE                                    AMOUNTS     IN THE
                       OF     STATEMENTS                                    OF      STATEMENTS
                   RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                     ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION           (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------        ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                          ASSETS                                             LIABILITIES
                   ---------------------------------------------------- -----------------------------------------------------
ENHANCED U.S.
  LARGE
  COMPANY
  PORTFOLIO
Citibank, N.A.....    $267       $267          --         --      $267       --          --          --         --       --
HSBC Bank.........      52         52          --         --        52       --          --          --         --       --
Royal Bank of
  Scotland........     174        174        $(72)        --       102      $72         $72        $(72)        --       --
                      ----       ----        ----         --      ----      ---         ---        ----         --      ---
Total                 $493       $493        $(72)        --      $421      $72         $72        $(72)        --       --
                      ====       ====        ====         ==      ====      ===         ===        ====         ==      ===
SELECTIVELY
  HEDGED GLOBAL
  EQUITY
  PORTFOLIO
Bank of America
  Corp............      --         --          --         --        --      $ 7         $ 7          --         --      $ 7
Citibank, N.A.....    $184       $184        $(21)        --      $163       21          21        $(21)        --       --
State Street Bank
  and Trust.......     285        285          --         --       285       --          --          --         --       --
JP Morgan.........      45         45          --         --        45       --          --          --         --       --
                      ----       ----        ----         --      ----      ---         ---        ----         --      ---
Total                 $514       $514        $(21)        --      $493      $28         $28        $(21)        --      $ 7
                      ====       ====        ====         ==      ====      ===         ===        ====         ==      ===

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                                  MAXIMUM
                                         WEIGHTED WEIGHTED                         AMOUNT   OUTSTANDING
                                         AVERAGE  AVERAGE   NUMBER OF   INTEREST  BORROWED  BORROWINGS
                                         INTEREST   LOAN       DAYS     EXPENSE  DURING THE    AS OF
                                           RATE   BALANCE  OUTSTANDING* INCURRED   PERIOD   04/30/2019
                                         -------- -------- ------------ -------- ---------- -----------
U.S. Large Cap Equity Portfolio.........   3.11%  $ 7,339       29        $19     $ 29,727      --
U.S. High Relative Profitability
  Portfolio.............................   3.15%    8,330        9          7       12,562      --
Global Small Company Portfolio..........   3.06%      110       33         --          412      --
International Small Company Portfolio...   3.15%    2,008        1         --        2,008      --
DFA International Real Estate
  Securities Portfolio..................   3.11%   39,852       23         80       97,642      --
DFA Global Real Estate Securities
  Portfolio.............................   3.09%    8,568       24         17       26,204      --
DFA International Small Cap Value
  Portfolio.............................   2.98%   16,501       11         15      110,411      --
International Vector Equity Portfolio...   3.15%    7,247        9          6       12,563      --
World ex U.S. Value Portfolio...........   3.11%      956       30          2       10,385      --
World ex U.S. Targeted Value Portfolio..   2.95%    4,698       27         10       21,220      --
World ex U.S. Core Equity Portfolio.....   2.98%    5,213        8          3       18,667      --
World Core Equity Portfolio.............   2.99%    1,443       22          3        5,444      --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that each Portfolio's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the six months ended April 30, 2019.

J. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2019, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

   For the six months ended April 30, 2019, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                     --------- -------- --------------------
U.S. Large Cap Equity Portfolio.............. $ 20,138  $ 21,267       $ (3,306)
U.S. Targeted Value Portfolio................  106,096    91,923          2,514
U.S. Small Cap Value Portfolio...............  133,099   253,842         38,051
U.S. Core Equity 1 Portfolio.................   30,829    16,495        (11,666)
U.S. Core Equity 2 Portfolio.................   39,961    38,572        (15,659)
U.S. Vector Equity Portfolio.................   10,887    27,589          5,110
U.S. Small Cap Portfolio.....................  103,935    50,372         (1,906)
U.S. Micro Cap Portfolio.....................   73,099    48,867         10,624
U.S. High Relative Profitability Portfolio...   21,715     6,506            (58)
DFA Real Estate Securities Portfolio.........      553     7,277         (2,620)
Large Cap International Portfolio............   52,972    17,256         (7,797)
International Core Equity Portfolio..........   30,507    42,903        (30,107)
DFA Global Real Estate Securities Portfolio..    3,913        --             --
DFA International Small Cap Value Portfolio..   34,123   145,759         17,627
International Vector Equity Portfolio........   16,785    12,441         (3,441)
International High Relative Profitability
  Portfolio..................................   11,000       949           (533)
World ex U.S. Targeted Value Portfolio.......    9,727     4,088            361
World ex U.S. Core Equity Portfolio..........   18,694     2,936           (210)
Emerging Markets Core Equity Portfolio.......    2,640     4,054         (1,008)

K. SECURITIES LENDING:

   As of April 30, 2019, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                                  NON-CASH
                                                                 COLLATERAL
                                                                   MARKET
                                                                   VALUE
                                                                 ----------
    U.S. Large Cap Equity Portfolio............................. $   13,283
    U.S. Targeted Value Portfolio...............................    694,543
    U.S. Small Cap Value Portfolio..............................  1,003,444
    U.S. Core Equity 1 Portfolio................................    848,500
    U.S. Core Equity 2 Portfolio................................  1,093,803
    U.S. Vector Equity Portfolio................................    209,554
    U.S. Small Cap Portfolio....................................  1,510,374
    U.S. Micro Cap Portfolio....................................    375,709
    U.S. High Relative Profitability Portfolio..................     13,942
    DFA Real Estate Securities Portfolio........................    163,980
    Large Cap International Portfolio...........................     30,584

                                                                  NON-CASH
                                                                 COLLATERAL
                                                                   MARKET
                                                                   VALUE
                                                                 ----------
    International Core Equity Portfolio.........................  $459,226
    DFA International Real Estate Securities Portfolio..........    46,487
    DFA International Small Cap Value Portfolio.................   297,175
    International Vector Equity Portfolio.......................    58,678
    International High Relative Profitability Portfolio.........     1,602
    World ex U.S. Targeted Value Portfolio......................     5,581
    World ex U.S. Core Equity Portfolio.........................    73,029
    Emerging Markets Core Equity Portfolio......................   893,018
    Emerging Markets Targeted Value Portfolio...................     1,550

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                  AS OF APRIL 30, 2019
                                                     -----------------------------------------------
                                                     OVERNIGHT            BETWEEN
                                                        AND               30 & 90
                                                     CONTINUOUS  <30 DAYS  DAYS   >90 DAYS   TOTAL
                                                     ----------  -------- ------- -------- ----------
SECURITIES LENDING TRANSACTIONS
ENHANCED U.S. LARGE COMPANY PORTFOLIO
   Bonds............................................ $    2,418     --      --       --    $    2,418
U.S. LARGE CAP EQUITY PORTFOLIO
   Common Stocks....................................     41,108     --      --       --        41,108
U.S. TARGETED VALUE PORTFOLIO
   Common Stocks, Preferred Stocks..................  1,100,319     --      --       --     1,100,319
U.S. SMALL CAP VALUE PORTFOLIO
   Common Stocks, Rights/Warrants...................  1,501,100     --      --       --     1,501,100
U.S. CORE EQUITY 1 PORTFOLIO
   Common Stocks....................................  1,637,862     --      --       --     1,637,862
U.S. CORE EQUITY 2 PORTFOLIO
   Common Stocks....................................  1,909,858     --      --       --     1,909,858
U.S. VECTOR EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...................    379,561     --      --       --       379,561
U.S. SMALL CAP PORTFOLIO
   Common Stocks, Rights/Warrants...................  2,780,163     --      --       --     2,780,163
U.S. MICRO CAP PORTFOLIO
   Common Stocks, Preferred Stocks..................    797,616     --      --       --       797,616
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
   Common Stocks....................................     11,584     --      --       --        11,584
DFA REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks....................................    306,926     --      --       --       306,926
LARGE CAP INTERNATIONAL PORTFOLIO
   Common Stocks....................................    329,248     --      --       --       329,248
INTERNATIONAL CORE EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...................  2,082,255     --      --       --     2,082,255
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks....................................    185,512     --      --       --       185,512
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks....................................     86,622     --      --       --        86,622
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
   Common Stocks....................................    797,328     --      --       --       797,328
INTERNATIONAL VECTOR EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...................    171,701     --      --       --       171,701
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
   Common Stocks....................................     28,429     --      --       --        28,429
WORLD EX U.S. TARGETED VALUE PORTFOLIO
   Common Stocks....................................      1,935     --      --       --         1,935

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF APRIL 30, 2019
                                           -----------------------------------------------------
                                           OVERNIGHT AND            BETWEEN
                                            CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                           ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
WORLD EX U.S. CORE EQUITY PORTFOLIO
   Common Stocks..........................   $189,732       --         --         --    $189,732
EMERGING MARKETS CORE EQUITY PORTFOLIO
   Common Stocks..........................    647,679       --         --         --     647,679
EMERGING MARKETS TARGETED VALUE PORTFOLIO
   Common Stocks..........................        728       --         --         --         728

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the six months ended April 30, 2019, the following Portfolio realized net gains (losses) on in-kind redemptions as follows:

      DFA Real Estate Securities Portfolio........................ $50,622

O. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

P. OTHER:

   As of April 30, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                APPROXIMATE
                                                                                 PERCENTAGE
                                                                   NUMBER OF   OF OUTSTANDING
                                                                  SHAREHOLDERS     SHARES
                                                                  ------------ --------------
Enhanced U.S. Large Company Portfolio-Institutional Class........      3             62%
U.S. Large Cap Equity Portfolio-Institutional Class..............      4             87%
U.S. Large Cap Value Portfolio-Institutional Class...............      3             69%
U.S. Targeted Value Portfolio-Class R1...........................      5             89%
U.S. Targeted Value Portfolio-Class R2...........................      7             85%
U.S. Targeted Value Portfolio-Institutional Class................      3             58%
U.S. Small Cap Value Portfolio-Institutional Class...............      4             70%
U.S. Core Equity 1 Portfolio-Institutional Class.................      5             79%
U.S. Core Equity 2 Portfolio-Institutional Class.................      5             81%
U.S. Vector Equity Portfolio-Institutional Class.................      5             84%
U.S. Small Cap Portfolio-Institutional Class.....................      3             54%
U.S. Micro Cap Portfolio-Institutional Class.....................      4             75%
U.S. High Relative Profitability Portfolio-Institutional Class...      3             90%
DFA Real Estate Securities Portfolio-Institutional Class.........      4             73%
Large Cap International Portfolio-Institutional Class............      3             64%
International Core Equity Portfolio-Institutional Class..........      4             70%
Global Small Company Portfolio-Institutional Class...............      5             97%
International Small Company Portfolio-Institutional Class........      3             64%
Japanese Small Company Portfolio-Institutional Class.............      4             88%
Asia Pacific Small Company Portfolio-Institutional Class.........      3             94%
United Kingdom Small Company Portfolio-Institutional Class.......      4             95%
Continental Small Company Portfolio-Institutional Class..........      3             93%
DFA International Real Estate Securities Portfolio-Institutional
  Class..........................................................      4             90%
DFA Global Real Estate Securities Portfolio-Institutional Class..      3             65%
DFA International Small Cap Value Portfolio-Institutional Class..      4             71%
International Vector Equity Portfolio-Institutional Class........      3             81%
International High Relative Profitability
  Portfolio-Institutional Class..................................      3             91%
World ex U.S. Value Portfolio-Institutional Class................      6             83%
World ex U.S. Targeted Value Portfolio-Institutional Class.......      3             98%
World ex U.S. Core Equity Portfolio-Institutional Class..........      3             73%
World Core Equity Portfolio-Institutional Class..................      6             81%
Selectively Hedged Global Equity Portfolio-Institutional Class...      4             95%
Emerging Markets Portfolio-Institutional Class...................      3             54%

                                                                                APPROXIMATE
                                                                                 PERCENTAGE
                                                                   NUMBER OF   OF OUTSTANDING
                                                                  SHAREHOLDERS     SHARES
                                                                  ------------ --------------
Emerging Markets Small Cap Portfolio-Institutional Class.........      3             54%
Emerging Markets Value Portfolio-Class R2........................      2             91%
Emerging Markets Value Portfolio-Institutional Class.............      2             35%
Emerging Markets Core Equity Portfolio-Institutional Class.......      3             61%
Emerging Markets Targeted Value Portfolio-Institutional Class....      4            100%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

   On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in MERIT MANAGEMENT GROUP, LP
v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

Q. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                                  ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                                  --------------------------------------------
                                                                   NET INCOME FOR      ACCUMULATED
                                                                   THE CURRENT OR     UNDISTRIBUTED
                                                                      PRECEDING        NET PROFITS    PAID-IN
                                                                    FISCAL YEAR,      FROM THE SALE   SURPLUS
                                                                   AND ACCUMULATED    OF SECURITIES   OR OTHER
                                                                  UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                                         INCOME          PROPERTIES      SOURCE
--------------                                                    -----------------   -------------   --------
Enhanced U.S. Large Company Portfolio December 18, 2018..........        83%                0%           17%
U.S. Large Cap Equity Portfolio December 18, 2018................        91%                0%            9%
U.S. Large Cap Value Portfolio December 18, 2018.................        89%                0%           11%
U.S. Targeted Value Portfolio December 18, 2018..................        88%                0%           12%
U.S. Small Cap Value Portfolio December 18, 2018.................        59%                0%           41%
U.S. Core Equity 1 Portfolio December 17, 2018...................        90%                0%           10%
U.S. Core Equity 2 Portfolio December 17, 2018...................        91%                0%            9%
U.S. Vector Equity Portfolio December 18, 2018...................        93%                0%            7%
U.S. Small Cap Portfolio December 17, 2018.......................        80%                0%           20%
U.S. Micro Cap Portfolio December 18, 2018.......................        70%                0%           30%
U.S. High Relative Profitability Portfolio December 18, 2018.....        74%                0%           26%
DFA Real Estate Securities Portfolio December 17, 2018...........        61%                0%           39%
Large Cap International Portfolio December 17, 2018..............        76%                0%           24%
International Core Equity Portfolio December 17, 2018............        70%                0%           30%
International Small Company Portfolio December 18, 2018..........        33%                0%           67%
Japanese Small Company Portfolio December 18, 2018...............         0%                0%          100%

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
CONTINUED

                                                                   ESTIMATED % BREAKDOWN OF DISTRIBUTION
                                                                                  SOURCES
                                                                  ---------------------------------------
                                                                   NET INCOME FOR    ACCUMULATED
                                                                   THE CURRENT OR   UNDISTRIBUTED
                                                                      PRECEDING      NET PROFITS  PAID-IN
                                                                    FISCAL YEAR,    FROM THE SALE SURPLUS
                                                                   AND ACCUMULATED  OF SECURITIES OR OTHER
                                                                  UNDISTRIBUTED NET   OR OTHER    CAPITAL
PORTFOLIO NAME                                                         INCOME        PROPERTIES    SOURCE
--------------                                                    ----------------- ------------- --------
Asia Pacific Small Company Portfolio December 18, 2018...........        25%              0%         75%
United Kingdom Small Company Portfolio December 18, 2018.........         0%              0%        100%
Continental Small Company Portfolio December 18, 2018............         0%              0%        100%
DFA International Real Estate Securities Portfolio December 17,
  2018...........................................................         0%              0%        100%
DFA Global Real Estate Securities Portfolio December 18, 2018....        98%              0%          2%
DFA International Small Cap Value Portfolio December 17, 2018....        45%              0%         55%
International Vector Equity Portfolio December 17, 2018..........        63%              0%         37%
International High Relative Profitability Portfolio December 18,
  2018...........................................................        86%              0%         14%
World ex U.S. Value Portfolio December 18, 2018..................        79%              0%         21%
World ex U.S. Targeted Value Portfolio December 18, 2018.........        86%              0%         14%
World ex U.S. Core Equity Portfolio December 18, 2018............        68%              0%         32%
Selectively Hedged Global Equity Portfolio December 18, 2018.....        87%              0%         13%
Emerging Markets Portfolio December 18, 2018.....................        17%              0%         83%
Emerging Markets Small Cap Portfolio December 18, 2018...........        12%              0%         88%
Emerging Markets Value Portfolio December 18, 2018...............        25%              0%         75%
   December 31, 2018.............................................         0%              0%        100%
Emerging Markets Core Equity Portfolio December 17, 2018.........        56%              0%         44%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT  ANNUALIZED    PAID
                                                               VALUE    VALUE    EXPENSE     DURING
                                                             11/01/18  04/30/19 RATIO (1)  PERIOD (1)
                                                             --------- -------- ---------- ----------
DFA COMMODITY STRATEGY PORTFOLIO
--------------------------------
Actual Fund Return.......................................... $1,000.00 $991.60     0.33%     $1.63

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                             BEGINNING  ENDING               EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                               VALUE    VALUE     EXPENSE     DURING
                                                             11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                                             --------- --------- ---------- ----------
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.16    0.33%     $1.66

--------
(1)DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA COMMODITY STRATEGY PORTFOLIO
               Corporate.................................  38.1%
               Government................................  20.1%
               Foreign Corporate.........................  18.9%
               Foreign Government........................  21.6%
               Supranational.............................   1.3%
                                                          -----
                                                          100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
BONDS -- (79.4%)
AUSTRALIA -- (3.4%)
Commonwealth Bank of Australia
         2.300%, 09/06/19.................................................      2,100  $ 2,097,632
(OMEGA)  2.250%, 03/10/20.................................................      5,000    4,982,008
         2.300%, 03/12/20.................................................      3,000    2,991,381
         5.000%, 03/19/20.................................................      5,000    5,098,849
         2.400%, 11/02/20.................................................      2,246    2,237,085
Macquarie Group, Ltd.
(OMEGA)  6.250%, 01/14/21.................................................      4,842    5,093,321
National Australia Bank, Ltd.
(OMEGA)  2.400%, 12/09/19.................................................      9,500    9,487,069
         2.125%, 05/22/20.................................................        745      740,789
         2.625%, 07/23/20.................................................      4,052    4,050,113
Westpac Banking Corp.
         2.300%, 05/26/20.................................................     17,774   17,706,918
         2.100%, 05/13/21.................................................      1,000      987,558
                                                                                       -----------
TOTAL AUSTRALIA...........................................................              55,472,723
                                                                                       -----------
AUSTRIA -- (0.1%)
Oesterreichische Kontrollbank AG
         1.875%, 01/20/21.................................................      1,500    1,486,441
                                                                                       -----------
BELGIUM -- (2.2%)
Dexia Credit Local SA
         1.875%, 01/29/20.................................................      5,000    4,975,787
         0.200%, 03/16/21................................................. EUR 16,250   18,368,683
Solvay Finance America LLC
(OMEGA)  3.400%, 12/03/20.................................................     12,000   12,066,707
                                                                                       -----------
TOTAL BELGIUM.............................................................              35,411,177
                                                                                       -----------
CANADA -- (15.1%)
Canada Housing Trust No 1
(OMEGA)  1.450%, 06/15/20................................................. CAD 52,000   38,686,184
CPPIB Capital, Inc.
         1.400%, 06/04/20................................................. CAD  6,000    4,460,342
Nutrien, Ltd.
         6.500%, 05/15/19.................................................      1,446    1,447,841
Province of Alberta Canada
         1.900%, 12/06/19.................................................      5,000    4,981,203
         1.250%, 06/01/20................................................. CAD 39,000   28,945,062
Province of British Columbia Canada
         3.700%, 12/18/20................................................. CAD 30,000   23,091,513
Province of Manitoba Canada
#        2.050%, 11/30/20.................................................     15,000   14,893,536

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
CANADA -- (Continued)
Province of Ontario Canada
         4.200%, 06/02/20................................................. CAD 40,000  $ 30,634,023
         4.000%, 06/02/21................................................. CAD  7,000     5,461,641
Province of Quebec Canada
         4.500%, 12/01/20................................................. CAD 50,000    38,925,879
Royal Bank of Canada
         2.980%, 05/07/19................................................. CAD  7,000     5,226,461
         2.150%, 03/06/20.................................................      5,708     5,688,922
         2.350%, 10/30/20.................................................      5,913     5,886,850
Toronto-Dominion Bank (The)
         2.563%, 06/24/20................................................. CAD 39,000    29,285,952
         2.500%, 12/14/20.................................................      1,000       998,098
         3.250%, 06/11/21.................................................     10,000    10,121,161
                                                                                       ------------
TOTAL CANADA..............................................................              248,734,668
                                                                                       ------------
DENMARK -- (0.3%)
Danske Bank A.S.
(OMEGA)  2.800%, 03/10/21.................................................      5,400     5,343,157
                                                                                       ------------
FINLAND -- (0.1%)
Municipality Finance P.L.C.
         1.750%, 05/21/19.................................................      1,150     1,149,503
                                                                                       ------------
FRANCE -- (3.3%)
BNP Paribas SA
         2.375%, 05/21/20.................................................      2,720     2,711,528
BPCE SA
         2.650%, 02/03/21.................................................        330       329,213
Credit Agricole SA
(OMEGA)  2.750%, 06/10/20.................................................      5,000     4,998,165
Electricite de France SA
(OMEGA)  2.350%, 10/13/20.................................................      5,000     4,970,309
Orange SA
         1.625%, 11/03/19.................................................      2,000     1,988,538
Sanofi
         4.000%, 03/29/21.................................................     17,450    17,898,602
         0.875%, 09/22/21................................................. EUR  5,000     5,737,329
Societe Generale SA
         2.625%, 09/16/20.................................................      2,000     1,996,077
Total Capital International SA
#        2.100%, 06/19/19.................................................     13,208    13,198,373
                                                                                       ------------
TOTAL FRANCE..............................................................               53,828,134
                                                                                       ------------
GERMANY -- (4.0%)
Bayer U.S. Finance LLC
         2.375%, 10/08/19.................................................      1,500     1,495,113
BMW US Capital LLC
(OMEGA)  2.000%, 04/11/21.................................................      3,000     2,960,527

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
GERMANY -- (Continued)
Daimler Finance North America LLC
(OMEGA)   2.250%, 03/02/20.................................................    2,925  $ 2,912,174
#(OMEGA)  2.700%, 08/03/20.................................................    3,060    3,052,398
Deutsche Bank AG
#         2.950%, 08/20/20.................................................    7,018    6,963,990
#         3.125%, 01/13/21.................................................    3,889    3,829,863
Deutsche Telekom International Finance BV
(OMEGA)   1.500%, 09/19/19.................................................    3,000    2,984,061
EMD Finance LLC
(OMEGA)   2.400%, 03/19/20.................................................    1,150    1,145,230
Erste Abwicklungsanstalt
          1.375%, 10/30/19.................................................   25,000   24,856,700
State of North Rhine-Westphalia Germany
          1.625%, 01/22/20.................................................    3,650    3,626,436
Volkswagen Group of America Finance LLC
(OMEGA)   2.125%, 05/23/19.................................................   10,000    9,996,170
          2.400%, 05/22/20.................................................    2,000    1,988,942
                                                                                      -----------
TOTAL GERMANY..............................................................            65,811,604
                                                                                      -----------
JAPAN -- (1.8%)
American Honda Finance Corp.
          2.250%, 08/15/19.................................................      610      609,375
Mitsubishi UFJ Financial Group, Inc.
          2.950%, 03/01/21.................................................      882      884,714
Mizuho Financial Group, Inc.
          2.632%, 04/12/21.................................................    2,000    1,992,052
MUFG Bank, Ltd.
          2.350%, 09/08/19.................................................      850      848,867
Sumitomo Mitsui Banking Corp.
          2.650%, 07/23/20.................................................    2,250    2,249,033
Toyota Motor Credit Corp.
          1.400%, 05/20/19.................................................    5,168    5,164,873
#         2.125%, 07/18/19.................................................    1,080    1,078,942
          2.150%, 03/12/20.................................................   16,893   16,850,177
                                                                                      -----------
TOTAL JAPAN                                                                            29,678,033
                                                                                      -----------
NETHERLANDS -- (3.7%)
BNG Bank NV
          2.500%, 02/28/20.................................................    1,800    1,800,081
(OMEGA)   1.750%, 10/05/20.................................................   24,800   24,559,192
ING Bank NV
(OMEGA)   2.500%, 10/01/19.................................................    3,000    2,996,311
Nederlandse Waterschapsbank NV
          1.625%, 03/04/20.................................................    4,362    4,330,088

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
NETHERLANDS -- (Continued)
Shell International Finance BV
#        4.300%, 09/22/19.................................................      12,204 $12,278,632
         1.875%, 05/10/21.................................................      15,000  14,794,765
                                                                                       -----------
TOTAL NETHERLANDS.........................................................              60,759,069
                                                                                       -----------
NORWAY -- (1.9%)
Norway Government Bond
(OMEGA)  3.750%, 05/25/21................................................. NOK 150,000  18,225,432
Equinor ASA
         2.900%, 11/08/20.................................................       3,192   3,207,278
Kommunalbanken A.S.
         1.750%, 05/28/19.................................................       5,000   4,997,170
         1.625%, 01/15/20.................................................       5,450   5,417,333
                                                                                       -----------
TOTAL NORWAY..............................................................              31,847,213
                                                                                       -----------
SPAIN -- (1.7%)
Iberdrola Finance Ireland DAC
(OMEGA)  5.000%, 09/11/19.................................................       2,000   2,014,093
Santander Holdings USA, Inc.
         2.650%, 04/17/20.................................................       4,992   4,979,164
Santander UK Group Holdings P.L.C.
         2.875%, 10/16/20.................................................       9,000   8,980,074
         3.125%, 01/08/21.................................................       1,808   1,807,438
Telefonica Emisiones SA
         5.462%, 02/16/21.................................................       8,000   8,356,574
Telefonica Emisiones SAU
         5.134%, 04/27/20.................................................       2,200   2,248,140
                                                                                       -----------
TOTAL SPAIN                                                                             28,385,483
                                                                                       -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.3%)
Council Of Europe Development Bank
         1.750%, 11/14/19.................................................       7,000   6,972,233
European Investment Bank
         1.125%, 02/18/20................................................. CAD  20,020  14,859,362
                                                                                       -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............................              21,831,595
                                                                                       -----------
SWEDEN -- (4.4%)
Kommuninvest I Sverige AB
         1.000%, 09/15/21................................................. SEK 400,000  43,096,719
Svensk Exportkredit AB
         1.875%, 06/17/19.................................................      17,000  16,983,680
Svenska Handelsbanken AB
         2.250%, 06/17/19.................................................       5,000   4,996,875
(OMEGA)  5.125%, 03/30/20.................................................       6,708   6,851,715
                                                                                       -----------
TOTAL SWEDEN                                                                            71,928,989
                                                                                       -----------

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
SWITZERLAND -- (0.7%)
Credit Suisse AG
    3.000%, 10/29/21.................................................      1,500  $ 1,508,392
Nestle Finance International, Ltd.
    2.125%, 09/10/21................................................. EUR  2,875    3,404,822
UBS AG Stamford CT
    2.375%, 08/14/19.................................................        720      719,521
    2.350%, 03/26/20.................................................      6,000    5,983,886
                                                                                  -----------
TOTAL SWITZERLAND....................................................              11,616,621
                                                                                  -----------
UNITED KINGDOM -- (1.1%)
Barclays P.L.C.
    2.875%, 06/08/20.................................................      5,000    4,986,980
    3.250%, 01/12/21.................................................      1,085    1,084,999
HSBC USA, Inc.
    2.750%, 08/07/20.................................................     10,000   10,002,619
Lloyds Banking Group P.L.C.
#   3.100%, 07/06/21.................................................      1,000    1,002,687
                                                                                  -----------
TOTAL UNITED KINGDOM.................................................              17,077,285
                                                                                  -----------
UNITED STATES -- (34.3%)
3M Co.
    1.625%, 06/15/19.................................................      3,200    3,196,008
AbbVie, Inc.
    2.500%, 05/14/20.................................................     11,317   11,280,037
Allergan Funding SCS
    3.000%, 03/12/20.................................................      5,000    5,001,800
Allergan, Inc.
    3.375%, 09/15/20.................................................      1,570    1,578,432
American Express Credit Corp.
    2.375%, 05/26/20.................................................      6,210    6,188,810
    2.600%, 09/14/20.................................................      1,600    1,597,878
American International Group, Inc.
    2.300%, 07/16/19.................................................      1,500    1,498,609
    3.375%, 08/15/20.................................................      3,470    3,494,967
    6.400%, 12/15/20.................................................      7,000    7,385,859
Amgen, Inc.
    2.200%, 05/11/20.................................................      9,990    9,947,094
Anthem, Inc.
    4.350%, 08/15/20.................................................      1,128    1,148,863
    2.500%, 11/21/20.................................................     11,465   11,407,141
Aon Corp.
    5.000%, 09/30/20.................................................      1,000    1,032,077
Aon P.L.C.
    2.800%, 03/15/21.................................................      3,380    3,379,022
Apple, Inc.
#   1.900%, 02/07/20.................................................     31,000   30,847,275
Autodesk, Inc.
    3.125%, 06/15/20.................................................      1,355    1,359,060
AutoZone, Inc.
    2.500%, 04/15/21.................................................      2,045    2,030,007

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
Bank of America Corp.
    2.625%, 10/19/20.................................................    1,670  $ 1,671,177
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.................................................    2,800    2,795,153
Best Buy Co., Inc.
#   5.500%, 03/15/21.................................................    6,000    6,231,357
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.................................................      250      252,046
CA, Inc.
    5.375%, 12/01/19.................................................    5,245    5,310,316
Campbell Soup Co.
    4.250%, 04/15/21.................................................    8,000    8,184,183
Capital One Bank USA NA
    2.300%, 06/05/19.................................................    1,242    1,241,934
Capital One NA
    2.400%, 09/05/19.................................................    6,536    6,526,826
Cardinal Health, Inc.
    4.625%, 12/15/20.................................................    5,150    5,288,374
Celgene Corp.
    2.875%, 02/19/21.................................................   10,000    9,998,518
Chevron Corp.
    2.193%, 11/15/19.................................................   15,000   14,969,226
    1.961%, 03/03/20.................................................    8,000    7,956,438
Cisco Systems, Inc.
    1.400%, 09/20/19.................................................   12,330   12,273,891
Citigroup, Inc.
    2.650%, 10/26/20.................................................    2,575    2,571,450
#   2.700%, 03/30/21.................................................    4,790    4,783,910
Citizens Bank NA
#   2.550%, 05/13/21.................................................    8,000    7,963,535
Comerica, Inc.
    2.125%, 05/23/19.................................................    4,000    3,998,710
Discovery Communications LLC
    2.750%, 11/15/19.................................................    1,500    1,496,487
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20.................................................    2,000    2,002,356
Dow Chemical Co. (The)
    4.250%, 11/15/20.................................................    9,625    9,803,327
Eastman Chemical Co.
    2.700%, 01/15/20.................................................    1,207    1,206,106
Enterprise Products Operating LLC
    5.200%, 09/01/20.................................................    3,839    3,959,059
Eversource Energy
    2.500%, 03/15/21.................................................    4,556    4,532,320
Exelon Corp.
    2.850%, 06/15/20.................................................    1,205    1,205,312
Exelon Generation Co. LLC
    4.000%, 10/01/20.................................................    4,282    4,342,016
Exxon Mobil Corp.
#   1.912%, 03/06/20.................................................    3,950    3,929,419

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
         2.222%, 03/01/21.................................................    3,000  $ 2,989,273
Fidelity National Information Services, Inc.
         3.625%, 10/15/20.................................................    1,214    1,225,173
         2.250%, 08/15/21.................................................    4,325    4,275,810
Fifth Third Bancorp
         2.875%, 07/27/20.................................................    4,000    4,007,069
General Electric Co.
#        4.375%, 09/16/20.................................................    7,000    7,126,334
General Mills, Inc.
         2.200%, 10/21/19.................................................    3,500    3,488,511
General Motors Financial Co., Inc.
         3.150%, 01/15/20.................................................    7,000    7,012,569
         4.200%, 03/01/21.................................................      500      508,865
Goldman Sachs Group, Inc. (The)
         2.300%, 12/13/19.................................................      600      598,315
         2.600%, 04/23/20.................................................    2,075    2,071,824
         6.000%, 06/15/20.................................................    8,000    8,273,579
Harley-Davidson Financial Services, Inc.
(OMEGA)  2.150%, 02/26/20.................................................      585      580,760
         2.400%, 06/15/20.................................................    2,600    2,574,720
(OMEGA)  2.850%, 01/15/21.................................................    6,000    5,963,036
Harris Corp.
         2.700%, 04/27/20.................................................    1,205    1,203,144
Hewlett Packard Enterprise Co.
         3.600%, 10/15/20.................................................   12,000   12,112,864
Huntington National Bank
         2.875%, 08/20/20.................................................    2,000    2,003,645
Integrys Holding, Inc.
         4.170%, 11/01/20.................................................    4,060    4,113,803
Intercontinental Exchange, Inc.
         2.750%, 12/01/20.................................................    3,519    3,521,252
International Business Machines Corp.
         2.250%, 02/19/21.................................................    3,615    3,588,509
John Deere Capital Corp.
         2.800%, 03/04/21.................................................    1,000    1,002,474
JPMorgan Chase & Co.
#        2.750%, 06/23/20.................................................    7,900    7,906,471
         4.350%, 08/15/21.................................................      750      776,119
Keurig Dr Pepper, Inc.
         3.200%, 11/15/21.................................................      630      630,456
KeyCorp
         2.900%, 09/15/20.................................................    3,128    3,137,860
Kraft Heinz Foods Co.
         2.800%, 07/02/20.................................................   14,365   14,345,876
Kroger Co. (The)
         1.500%, 09/30/19.................................................    1,565    1,557,129

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
    2.950%, 11/01/21.................................................    2,334  $ 2,340,254
Lam Research Corp.
    2.750%, 03/15/20.................................................    1,098    1,097,391
LG&E & KU Energy LLC
#   3.750%, 11/15/20.................................................    1,244    1,256,968
Liberty Mutual Group, Inc.
    5.000%, 06/01/21.................................................      980    1,016,676
LyondellBasell Industries NV
    6.000%, 11/15/21.................................................    5,000    5,327,377
Marriott International, Inc.
    2.875%, 03/01/21.................................................    1,000      999,620
Marsh & McLennan Cos. Inc.
#   4.800%, 07/15/21.................................................    1,526    1,585,323
Merck & Co., Inc.
    1.850%, 02/10/20.................................................   20,744   20,638,884
Microsoft Corp.
    1.100%, 08/08/19.................................................    4,930    4,911,327
#   1.850%, 02/12/20.................................................    7,000    6,966,728
Molson Coors Brewing Co.
    2.250%, 03/15/20.................................................   12,857   12,790,816
Mondelez International Holdings Netherlands BV
    1.625%, 10/28/19.................................................    2,000    1,988,643
Mylan N.V.
    3.150%, 06/15/21.................................................    1,214    1,214,013
Nasdaq, Inc.
    5.550%, 01/15/20.................................................    1,850    1,886,003
NetApp, Inc.
    3.375%, 06/15/21.................................................    4,880    4,921,220
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.................................................    1,500    1,498,524
Occidental Petroleum Corp.
    4.100%, 02/01/21.................................................      650      661,454
Omnicom Group, Inc. / Omnicom Capital, Inc.
    4.450%, 08/15/20.................................................    2,190    2,236,666
Oracle Corp.
#   2.250%, 10/08/19.................................................   27,680   27,627,659
Pfizer, Inc.
#   2.100%, 05/15/19.................................................   16,217   16,214,243
Philip Morris International, Inc.
    2.000%, 02/21/20.................................................    1,116    1,109,904
    2.900%, 11/15/21.................................................    5,159    5,183,074
PNC Bank NA
    2.300%, 06/01/20.................................................    2,400    2,391,978
#   2.600%, 07/21/20.................................................    4,116    4,115,070
Progressive Corp. (The)
    3.750%, 08/23/21.................................................    1,576    1,603,638
Regions Financial Corp.
#   3.200%, 02/08/21.................................................    4,400    4,430,928
Republic Services, Inc.
    5.500%, 09/15/19.................................................    1,167    1,178,283

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
Roper Technologies, Inc.
         3.000%, 12/15/20.................................................    5,070  $ 5,076,947
Sempra Energy
         2.850%, 11/15/20.................................................    6,000    5,993,002
Southern Power Co.
         2.375%, 06/01/20.................................................    1,645    1,637,746
Southwest Airlines Co.
         2.750%, 11/06/19.................................................    5,480    5,479,038
SunTrust Banks, Inc.
         2.500%, 05/01/19.................................................    1,735    1,735,000
TD Ameritrade Holding Corp.
         5.600%, 12/01/19.................................................    1,000    1,016,844
Thermo Fisher Scientific, Inc.
         4.500%, 03/01/21.................................................   12,082   12,449,649
TWDC Enterprises 18 Corp.
         2.150%, 09/17/20.................................................    2,500    2,487,315
UnitedHealth Group, Inc.
         2.125%, 03/15/21.................................................    7,305    7,243,204
Verizon Communications, Inc.
         2.625%, 02/21/20.................................................    1,288    1,288,000
         4.600%, 04/01/21.................................................    2,500    2,590,359
Walgreens Boots Alliance, Inc.
         2.700%, 11/18/19.................................................      470      469,779
Walmart, Inc.
         2.850%, 06/23/20.................................................   22,556   22,647,380
Walt Disney Co.
(OMEGA)  4.500%, 02/15/21.................................................    3,624    3,742,629
Wells Fargo & Co.
         2.550%, 12/07/20.................................................    1,450    1,445,930
         4.600%, 04/01/21.................................................    5,000    5,166,607
Xcel Energy, Inc.
         2.400%, 03/15/21.................................................    2,622    2,604,092

                                                                                                 FACE
                                                                                                AMOUNT^     VALUE+
                                                                                                ------- --------------
                                                                                                 (000)
UNITED STATES -- (Continued)
Zimmer Biomet Holdings, Inc.
                            2.700%, 04/01/20.................................................     1,021 $    1,018,998
                                                                                                        --------------
TOTAL UNITED STATES..........................................................................              564,747,008
                                                                                                        --------------
TOTAL BONDS..................................................................................            1,305,108,703
                                                                                                        --------------
U.S. TREASURY OBLIGATIONS -- (20.0%)
U.S. Treasury Bill
                            2.410%, 05/07/19.................................................    32,000     31,987,355
                            2.410%, 05/21/19.................................................    30,000     29,960,188
U.S. Treasury Notes
                            1.250%, 08/31/19.................................................    19,000     18,920,586
                            1.250%, 10/31/19.................................................    26,000     25,848,672
                            1.500%, 10/31/19.................................................    55,000     54,748,633
                            1.000%, 11/30/19.................................................    14,000     13,884,062
                            1.875%, 12/31/19.................................................    25,180     25,083,508
~(double left angle quote)  1.625%, 07/31/20.................................................   130,000    128,842,247
                                                                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS..............................................................              329,275,251
                                                                                                        --------------
TOTAL INVESTMENT SECURITIES..................................................................            1,634,383,954
                                                                                                        --------------
                                                                                                SHARES
                                                                                                -------
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S)                        The DFA Short Term Investment Fund                                  921,331     10,660,717
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,653,906,919)....................................................................             $1,645,044,671
                                                                                                        ==============

As of April 30, 2019, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

                                                                                           UNREALIZED
                                                                                            FOREIGN
                                                                                            EXCHANGE
                                                                              SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD                COUNTERPARTY                   DATE    (DEPRECIATION)
------------------- ---------------- ---------------------------------------  ---------- --------------
USD    120,933,782  CAD  160,968,947 State Street Bank and Trust               07/09/19    $ 571,469
USD    112,149,755  CAD  149,710,211 Citibank, N.A.                            07/15/19      190,938
                                                                                           ---------
TOTAL APPRECIATION                                                                         $ 762,407
CAD     15,551,907  USD   11,669,232 National Australia Bank Ltd.              07/09/19    $ (40,508)
USD     27,656,318  EUR   24,609,526 State Street Bank and Trust               05/31/19      (12,665)
USD     43,196,014  SEK  411,798,965 Barclays Capital                          05/31/19     (263,525)

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                                                UNREALIZED
                                                                                                 FOREIGN
                                                                                                 EXCHANGE
                                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED      CURRENCY SOLD                  COUNTERPARTY                   DATE    (DEPRECIATION)
-------------------  -------------------- ---------------------------------------  ---------- --------------
USD       18,169,780 NOK      157,439,271 State Street Bank and Trust               06/05/19   $  (103,473)
                                                                                               -----------
TOTAL (DEPRECIATION)                                                                           $  (420,171)
                                                                                               -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                                 $   342,236
                                                                                               ===========

As of April 30, 2019, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                                                      UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL       MARKET      APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE         VALUE      (DEPRECIATION)
-----------                                        --------- ---------- ------------  ------------  --------------
LONG POSITION CONTRACTS:
Brent Crude Oil Futures...........................     26     05/31/19  $  1,851,523  $  1,873,560    $  22,037
CBOT Wheat Futures................................     25     07/12/19       560,710       535,938      (24,772)
Coffee Futures....................................     13     07/19/19       453,179       454,106          927
COMEX Gold 100 Troy Oz. Futures...................     20     06/26/19     2,554,462     2,571,400       16,938
Copper Futures....................................     23     07/29/19     1,689,997     1,669,800      (20,197)
Corn Futures......................................     63     07/12/19     1,158,470     1,141,875      (16,595)
Cotton............................................      8     07/09/19       314,292       307,120       (7,172)
Gas Oil...........................................     10     07/11/19       635,933       638,500        2,567
Gasoline Rbob Futures.............................      8     06/28/19       667,186       683,155       15,969
KCBT Hard Red Winter Wheat Futures................     11     07/12/19       232,511       216,700      (15,811)
Lean Cattle Futures...............................     17     06/28/19       832,702       776,900      (55,802)
Lean Hogs Futures.................................     15     06/14/19       582,688       529,350      (53,338)
LME Nickel Futures................................     32     05/15/19     2,402,433     2,332,320      (70,113)
LME Nickel Futures................................     19     07/17/19     1,484,476     1,389,774      (94,702)
LME Prime Aluminium Futures.......................     45     07/17/19     2,113,093     2,017,125      (95,968)
LME Prime Aluminium Futures.......................     75     05/15/19     3,504,041     3,324,375     (179,666)
LME Zinc Futures..................................     41     05/15/19     2,802,058     2,987,875      185,817
LME Zinc Futures..................................     25     07/17/19     1,800,932     1,776,250      (24,682)
Natural Gas Futures...............................     60     06/26/19     1,608,787     1,570,200      (38,587)
NYMEX NY Harbor ULSD Futures......................      6     06/28/19       526,198       524,588       (1,610)
Silver Futures....................................     10     07/29/19       749,931       749,200         (731)
Soybean Futures...................................     27     07/12/19     1,217,545     1,152,900      (64,645)
Soybean Meal Futures..............................     22     07/12/19       682,295       660,220      (22,075)
Soybean Oil Futures...............................     37     07/12/19       644,371       618,936      (25,435)
Sugar Futures.....................................     46     06/28/19       652,929       635,757      (17,172)
Wti Crude Futures.................................     32     06/20/19     2,056,420     2,047,360       (9,060)
                                                                        ------------  ------------    ---------
TOTAL.............................................                      $ 33,779,162  $ 33,185,284    $(593,878)
SHORT POSITION CONTRACTS:
LME Nickel Futures................................    (32)    05/15/19    (2,505,786)   (2,332,320)     173,466
LME Nickel Futures................................    (11)    07/17/19      (861,931)     (804,606)      57,325
LME Prime Aluminium Futures.......................    (75)    05/15/19    (3,533,371)   (3,324,375)     208,996
LME Prime Aluminium Futures.......................    (26)    07/17/19    (1,213,663)   (1,165,450)      48,213
LME Zinc Futures..................................    (14)    07/17/19    (1,004,140)     (994,700)       9,440
LME Zinc Futures..................................    (41)    05/15/19    (2,898,899)   (2,987,875)     (88,976)
                                                                        ------------  ------------    ---------
TOTAL.............................................                      $(12,017,790) $(11,609,326)   $ 408,464
                                                                        ------------  ------------    ---------
TOTAL FUTURES CONTRACTS...........................                      $ 21,761,372  $ 21,575,958    $(185,414)
                                                                        ============  ============    =========

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

As of April 30, 2019, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                 PAYMENTS                UPFRONT  UPFRONT                 UNREALIZED
REFERENCE                        NOTIONAL     RECEIVED (PAID) EXPIRATION PREMIUMS PREMIUMS    MARKET     APPRECIATION
ENTITY*        COUNTERPARTY       AMOUNT       BY THE FUND**     DATE      PAID   RECEIVED    VALUE     (DEPRECIATION)
---------     --------------- --------------- --------------- ---------- -------- -------- -----------  --------------
BofA Merrill
Lynch                                           3 Month USD
Commodity                                       UST 13-Week
MLBXPPDM                                         Bill High
Total Return  Bank of America                  Discount Rate
Index (1)     Corp.           USD 225,770,167    plus 0.14%    06/28/19     --       --       (538,908)     (538,908)
BofA Merrill                                    3 Month USD
Lynch Total                                     UST 13-Week
Return                                           Bill High
Index (2)     Bank of America                  Discount Rate
              Corp.           USD 163,838,272    plus 0.14%    06/28/19     --       --       (417,477)     (417,477)
Citi                                            3 Month USD
Commodities                                     UST 13-Week
Pre-Roll RS                                      Bill High
Total Return                                   Discount Rate
Index (3)     Citibank, N.A.  USD 222,487,905    plus 0.14%    06/28/19     --       --       (569,205)     (569,205)
Citi Custom                                     3 Month USD
CIVICS H                                        UST 13-Week
Total Return                                     Bill High
Index (4)                                      Discount Rate
              Citibank, N.A.  USD 180,342,112    plus 0.14%    06/28/19     --       --       (427,345)     (427,345)
Credit                                          3 Month USD
Suisse                                          UST 13-Week
Custom 141                                       Bill High
Total Return                                   Discount Rate
Index (5)     Credit Suisse   USD 321,989,848    plus 0.14%    05/31/19     --       --       (753,430)     (753,430)
Credit                                          3 Month USD
Suisse                                          UST 13-Week
Custom 57                                        Bill High
Total Return                                   Discount Rate
Index (6)     Credit Suisse   USD 180,448,153    plus 0.14%    05/31/19     --       --       (391,854)     (391,854)
UBS                                             3 Month USD
UBSIB190                                        UST 13-Week
Custom                                           Bill High
Strategy (7)                                   Discount Rate
              UBS AG          USD 407,454,011    plus 0.14%    07/31/19     --       --       (884,481)     (884,481)
                                                                            --       --    -----------   -----------
TOTAL                                                                       --       --    $(3,982,700)  $(3,982,700)
                                                                            ==       ==    ===========   ===========

* Portfolio receives the price appreciation of the reference entity at maturity.
** Payments received (paid) by the Fund are exchanged at maturity.

(1) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                             9.56%     21,601,264
ICE Brent Crude Oil Futures                                     8.66%     19,546,698
NYMEX Reformulated Gasoline Blend Futures                       3.28%      7,414,262
ICE Gasoil Futures                                              2.94%      6,637,112
NYMEX NY Harbor ULSD Futures                                    2.42%      5,462,778
NYMEX Henry Hub Natural Gas Futures                             7.24%     16,342,888
CBOT Soybean Futures                                            5.31%     11,982,592

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Soybean Oil Futures                                        2.89%       6,532,997
CBOT Soybean Meal Futures                                       3.06%       6,902,494
CBOT Corn Futures                                               5.33%      12,027,107
CBOT Wheat Futures                                              2.48%       5,608,329
KCBT Hard Red Winter Wheat Futures                              0.97%       2,181,301
CME Live Cattle Futures                                         3.54%       7,988,438
CME Lean Hogs Futures                                           2.63%       5,939,651
COMEX Gold 100 Troy Oz. Futures                                11.69%      26,387,672
COMEX Silver Futures                                            3.52%       7,958,202
COMEX Copper Futures                                            7.68%      17,347,536
LME Primary Aluminum Futures                                    4.00%       9,028,231
LME Nickel Futures                                              2.83%       6,382,893
LME Zinc Futures                                                3.47%       7,827,979
NYBOT CSC No. 11 World Sugar Futures                            2.93%       6,609,872
NYBOT CSC 'C' Coffee Futures                                    2.14%       4,835,456
NYBOT CTN No. 2 Cotton Futures                                  1.43%       3,224,415
                                                                          -----------
Total Notional Amount                                                     225,770,167
                                                                          ===========

(2) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                            11.63%      19,059,574
ICE Brent Crude Oil Futures                                    10.57%      17,314,798
NYMEX Reformulated Gasoline Blend Futures                       3.93%       6,433,808
ICE Gasoil Futures                                              2.94%       4,824,305
NYMEX NY Harbor ULSD Futures                                    2.42%       3,972,942
NYMEX Henry Hub Natural Gas Futures                             7.25%      11,874,712
CBOT Soybean Futures                                            4.26%       6,975,933
CBOT Soybean Oil Futures                                        2.32%       3,801,484
CBOT Soybean Meal Futures                                       2.45%       4,012,352
CBOT Corn Futures                                               4.26%       6,977,226
CBOT Wheat Futures                                              2.00%       3,281,828
KCBT Hard Red Winter Wheat Futures                              0.77%       1,269,153
CME Live Cattle Futures                                         4.36%       7,144,435
CME Lean Hogs Futures                                           2.93%       4,795,183
COMEX Gold 100 Troy Oz. Futures                                11.66%      19,101,512
COMEX Silver Futures                                            2.83%       4,630,346
COMEX Copper Futures                                            7.70%      12,616,584
LME Primary Aluminum Futures                                    3.21%       5,252,924
LME Nickel Futures                                              2.83%       4,642,224
LME Zinc Futures                                                4.17%       6,831,867
NYBOT CSC No. 11 World Sugar Futures                            2.36%       3,867,968
NYBOT CSC 'C' Coffee Futures                                    1.72%       2,813,429
NYBOT CTN No. 2 Cotton Futures                                  1.43%       2,343,685
                                                                          -----------
Total Notional Amount                                                     163,838,272
                                                                          ===========

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(3) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                            11.63%      25,882,380
ICE Brent Crude Oil Futures                                    10.57%      23,513,024
NYMEX Reformulated Gasoline Blend Futures                       3.93%       8,736,936
ICE Gasoil Futures                                              2.94%       6,551,275
NYMEX NY Harbor ULSD Futures                                    2.42%       5,395,147
NYMEX Henry Hub Natural Gas Futures                             7.25%      16,125,535
CBOT Soybean Futures                                            4.26%       9,473,127
CBOT Soybean Oil Futures                                        2.32%       5,162,311
CBOT Soybean Meal Futures                                       2.45%       5,448,664
CBOT Corn Futures                                               4.26%       9,474,883
CBOT Wheat Futures                                              2.00%       4,456,633
KCBT Hard Red Winter Wheat Futures                              0.77%       1,723,476
CME Live Cattle Futures                                         4.36%       9,701,948
CME Lean Hogs Futures                                           2.93%       6,511,727
COMEX Gold 100 Troy Oz. Futures                                11.66%      25,939,333
COMEX Silver Futures                                            2.83%       6,287,884
COMEX Copper Futures                                            7.70%      17,132,977
LME Primary Aluminum Futures                                    3.21%       7,133,328
LME Nickel Futures                                              2.83%       6,304,013
LME Zinc Futures                                                4.17%       9,277,489
NYBOT CSC No. 11 World Sugar Futures                            2.36%       5,252,596
NYBOT CSC 'C' Coffee Futures                                    1.72%       3,820,559
NYBOT CTN No. 2 Cotton Futures                                  1.43%       3,182,660
                                                                          -----------
Total Notional Amount                                                     222,487,905
                                                                          ===========

(4) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                             9.56%     17,254,795
ICE Brent Crude Oil Futures                                     8.66%     15,613,635
NYMEX Reformulated Gasoline Blend Futures                       3.28%      5,922,410
ICE Gasoil Futures                                              2.94%      5,301,634
NYMEX NY Harbor ULSD Futures                                    2.42%      4,363,592
NYMEX Henry Hub Natural Gas Futures                             7.24%     13,054,475
CBOT Soybean Futures                                            5.31%      9,571,530
CBOT Soybean Oil Futures                                        2.89%      5,218,468
CBOT Soybean Meal Futures                                       3.06%      5,513,617
CBOT Corn Futures                                               5.33%      9,607,088
CBOT Wheat Futures                                              2.48%      4,479,856
KCBT Hard Red Winter Wheat Futures                              0.97%      1,742,393
CME Live Cattle Futures                                         3.54%      6,381,054
CME Lean Hogs Futures                                           2.63%      4,744,512
COMEX Gold 100 Troy Oz. Futures                                11.69%     21,078,111
COMEX Silver Futures                                            3.52%      6,356,903
COMEX Copper Futures                                            7.68%     13,856,973
LME Primary Aluminum Futures                                    4.00%      7,211,627
LME Nickel Futures                                              2.83%      5,098,567
LME Zinc Futures                                                3.47%      6,252,882
NYBOT CSC No. 11 World Sugar Futures                            2.93%      5,279,875

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYBOT CSC 'C' Coffee Futures                                    2.14%       3,862,496
NYBOT CTN No. 2 Cotton Futures                                  1.43%       2,575,619
                                                                          -----------
Total Notional Amount                                                     180,342,112
                                                                          ===========

(5) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                            11.63%      37,457,602
ICE Brent Crude Oil Futures                                    10.57%      34,028,614
NYMEX Reformulated Gasoline Blend Futures                       3.93%      12,644,304
ICE Gasoil Futures                                              2.94%       9,481,163
NYMEX NY Harbor ULSD Futures                                    2.42%       7,807,987
NYMEX Henry Hub Natural Gas Futures                             7.25%      23,337,262
CBOT Soybean Futures                                            4.26%      13,709,737
CBOT Soybean Oil Futures                                        2.32%       7,471,021
CBOT Soybean Meal Futures                                       2.45%       7,885,438
CBOT Corn Futures                                               4.26%      13,712,278
CBOT Wheat Futures                                              2.00%       6,449,747
KCBT Hard Red Winter Wheat Futures                              0.77%       2,494,255
CME Live Cattle Futures                                         4.36%      14,040,893
CME Lean Hogs Futures                                           2.93%       9,423,929
COMEX Gold 100 Troy Oz. Futures                                11.66%      37,540,026
COMEX Silver Futures                                            2.83%       9,099,976
COMEX Copper Futures                                            7.70%      24,795,257
LME Primary Aluminum Futures                                    3.21%      10,323,524
LME Nickel Futures                                              2.83%       9,123,320
LME Zinc Futures                                                4.17%      13,426,605
NYBOT CSC No. 11 World Sugar Futures                            2.36%       7,601,683
NYBOT CSC 'C' Coffee Futures                                    1.72%       5,529,205
NYBOT CTN No. 2 Cotton Futures                                  1.43%       4,606,022
                                                                          -----------
Total Notional Amount                                                     321,989,848
                                                                          ===========

(6) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                             9.56%     17,264,940
ICE Brent Crude Oil Futures                                     8.66%     15,622,815
NYMEX Reformulated Gasoline Blend Futures                       3.28%      5,925,893
ICE Gasoil Futures                                              2.94%      5,304,752
NYMEX NY Harbor ULSD Futures                                    2.42%      4,366,158
NYMEX Henry Hub Natural Gas Futures                             7.24%     13,062,151
CBOT Soybean Futures                                            5.31%      9,577,158
CBOT Soybean Oil Futures                                        2.89%      5,221,537
CBOT Soybean Meal Futures                                       3.06%      5,516,859
CBOT Corn Futures                                               5.33%      9,612,737
CBOT Wheat Futures                                              2.48%      4,482,490
KCBT Hard Red Winter Wheat Futures                              0.97%      1,743,418
CME Live Cattle Futures                                         3.54%      6,384,806

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CME Lean Hogs Futures                                           2.63%       4,747,302
COMEX Gold 100 Troy Oz. Futures                                11.69%      21,090,505
COMEX Silver Futures                                            3.52%       6,360,641
COMEX Copper Futures                                            7.68%      13,865,121
LME Primary Aluminum Futures                                    4.00%       7,215,867
LME Nickel Futures                                              2.83%       5,101,565
LME Zinc Futures                                                3.47%       6,256,559
NYBOT CSC No. 11 World Sugar Futures                            2.93%       5,282,979
NYBOT CSC 'C' Coffee Futures                                    2.14%       3,864,767
NYBOT CTN No. 2 Cotton Futures                                  1.43%       2,577,133
                                                                          -----------
Total Notional Amount                                                     180,448,153
                                                                          ===========

(7) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                             9.56%      38,984,435
ICE Brent Crude Oil Futures                                     8.66%      35,276,496
NYMEX Reformulated Gasoline Blend Futures                       3.28%      13,380,734
ICE Gasoil Futures                                              2.94%      11,978,191
NYMEX NY Harbor ULSD Futures                                    2.42%       9,858,835
NYMEX Henry Hub Natural Gas Futures                             7.24%      29,494,487
CBOT Soybean Futures                                            5.31%      21,625,334
CBOT Soybean Oil Futures                                        2.89%      11,790,290
CBOT Soybean Meal Futures                                       3.06%      12,457,132
CBOT Corn Futures                                               5.33%      21,705,672
CBOT Wheat Futures                                              2.48%      10,121,514
KCBT Hard Red Winter Wheat Futures                              0.97%       3,936,658
CME Live Cattle Futures                                         3.54%      14,416,966
CME Lean Hogs Futures                                           2.63%      10,719,462
COMEX Gold 100 Troy Oz. Futures                                11.69%      47,622,603
COMEX Silver Futures                                            3.52%      14,362,400
COMEX Copper Futures                                            7.68%      31,307,604
LME Primary Aluminum Futures                                    4.00%      16,293,511
LME Nickel Futures                                              2.83%      11,519,393
LME Zinc Futures                                                3.47%      14,127,382
NYBOT CSC No. 11 World Sugar Futures                            2.93%      11,929,028
NYBOT CSC 'C' Coffee Futures                                    2.14%       8,726,688
NYBOT CTN No. 2 Cotton Futures                                  1.43%       5,819,196
                                                                          -----------
Total Notional Amount                                                     407,454,011
                                                                          ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                             LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                                             -------- ----------- -------- -----------
Bonds
   Australia................................................       -- $55,472,723       -- $55,472,723
   Austria..................................................       --   1,486,441       --   1,486,441
   Belgium..................................................       --  35,411,177       --  35,411,177

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                              LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                             ---------  --------------  ------- --------------
   Canada...................................................        --  $  248,734,668    --    $  248,734,668
   Denmark..................................................        --       5,343,157    --         5,343,157
   Finland..................................................        --       1,149,503    --         1,149,503
   France...................................................        --      53,828,134    --        53,828,134
   Germany..................................................        --      65,811,604    --        65,811,604
   Japan....................................................        --      29,678,033    --        29,678,033
   Netherlands..............................................        --      60,759,069    --        60,759,069
   Norway...................................................        --      31,847,213    --        31,847,213
   Spain....................................................        --      28,385,483    --        28,385,483
   Supranational Organization Obligations...................        --      21,831,595    --        21,831,595
   Sweden...................................................        --      71,928,989    --        71,928,989
   Switzerland..............................................        --      11,616,621    --        11,616,621
   United Kingdom...........................................        --      17,077,285    --        17,077,285
   United States............................................        --     564,747,008    --       564,747,008
U.S. Treasury Obligations...................................        --     329,275,251    --       329,275,251
Securities Lending Collateral...............................        --      10,660,717    --        10,660,717
Forward Currency Contracts**................................        --         342,236    --           342,236
Futures Contracts**......................................... $(185,414)             --    --          (185,414)
Swap Agreements**...........................................        --      (3,982,700)   --        (3,982,700)
                                                             ---------  --------------    --    --------------
TOTAL....................................................... $(185,414) $1,641,404,207    --    $1,641,218,793
                                                             =========  ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                         DFA
                                                                  COMMODITY STRATEGY
                                                                      PORTFOLIO*
                                                                  ------------------
ASSETS:
Investments at Value (including $10,415 of securities on loan,
  respectively)..................................................   $    1,634,384
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $10,660)..............................           10,661
Foreign Currencies at Value......................................                2
Segregated Cash for Swaps Contracts..............................           21,596
Cash.............................................................           63,398
Receivables:
   Investment Securities Sold....................................              134
   Dividends and Interest........................................           11,119
   Securities Lending Income.....................................                1
   Fund Shares Sold..............................................            1,766
   Futures Margin Variation......................................              157
Unrealized Gain on Forward Currency Contracts....................              762
Prepaid Expenses and Other Assets................................               41
                                                                    --------------
       Total Assets..............................................        1,744,021
                                                                    --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................           10,686
   Fund Shares Redeemed..........................................            3,695
   Due to Advisor................................................              434
Unrealized Loss on Swap Contracts................................            3,983
Unrealized Loss on Forward Currency Contracts....................              420
Accrued Expenses and Other Liabilities...........................              187
                                                                    --------------
       Total Liabilities.........................................           19,405
                                                                    --------------
NET ASSETS.......................................................   $    1,724,616
                                                                    ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................      310,983,167
                                                                    ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.........   $         5.55
                                                                    ==============
Investments at Cost..............................................   $    1,643,247
                                                                    ==============
Foreign Currencies at Cost.......................................   $            2
                                                                    ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................   $    1,784,524
Total Distributable Earnings (Loss)..............................          (59,908)
                                                                    --------------
NET ASSETS.......................................................   $    1,724,616
                                                                    ==============
(1) NUMBER OF SHARES AUTHORIZED..................................    1,800,000,000
                                                                    ==============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                       DFA
                                                                COMMODITY STRATEGY
                                                                    PORTFOLIO#
                                                                ------------------
INVESTMENT INCOME
   Interest....................................................      $ 21,451
   Income from Securities Lending..............................            13
                                                                     --------
       Total Investment Income.................................        21,464
                                                                     --------
EXPENSES
   Investment Management Fees..................................         3,333
   Accounting & Transfer Agent Fees............................           110
   Custodian Fees..............................................            30
   Filing Fees.................................................            32
   Shareholders' Reports.......................................            44
   Directors'/Trustees' Fees & Expenses........................             7
   Professional Fees...........................................            20
   Other.......................................................            24
                                                                     --------
       Total Expenses..........................................         3,600
                                                                     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note D).................          (592)
   Fees Paid Indirectly (Note D)...............................            (8)
                                                                     --------
   Net Expenses................................................         3,000
                                                                     --------
   Net Investment Income (Loss)................................        18,464
                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**............................        (4,913)
       Affiliated Investment Companies Shares Sold.............             2
       Futures.................................................        (6,958)
       Swap Contracts..........................................       (81,903)
       Forward Currency Contracts..............................        12,766
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............        13,792
       Futures.................................................         3,500
       Swap Contracts..........................................        24,787
       Translation of Foreign Currency-Denominated Amounts.....           (30)
       Forward Currency Contracts..............................        (3,053)
                                                                     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................       (42,010)
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................      $(23,546)
                                                                     ========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    DFA COMMODITY STRATEGY
                                                                           PORTFOLIO
                                                                    ----------------------
                                                                    SIX MONTHS     YEAR
                                                                       ENDED       ENDED
                                                                      APR 30,     OCT 31,
                                                                       2019        2018
                                                                    ----------- ----------
                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   18,464  $   31,518
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold*,**..............................     (4,913)    (20,480)
       Affiliated Investment Companies Shares Sold.................          2          (5)
       Futures.....................................................     (6,958)      1,465
       Swap Contracts..............................................    (81,903)    (40,002)
       Foreign Currency Transactions...............................         --         (23)
       Forward Currency Contracts..................................     12,766      19,451
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     13,792     (15,936)
       Affiliated Investment Companies Shares......................         --           3
       Futures.....................................................      3,500      (6,725)
       Swap Contracts..............................................     24,787     (33,259)
       Translation of Foreign Currency-Denominated Amounts.........        (30)         17
       Forward Currency Contracts..................................     (3,053)        391
                                                                    ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (23,546)    (63,585)
                                                                    ----------  ----------
Distributions:
       Institutional Class Shares..................................    (28,228)    (44,439)
                                                                    ----------  ----------
          Total Distributions......................................    (28,228)    (44,439)
                                                                    ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................................    450,128     851,258
   Shares Issued in Lieu of Cash Distributions.....................     25,202      40,250
   Shares Redeemed.................................................   (694,928)   (515,817)
                                                                    ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   (219,598)    375,691
                                                                    ----------  ----------
          Total Increase (Decrease) in Net Assets..................   (271,372)    267,667
NET ASSETS
   Beginning of Period.............................................  1,995,988   1,728,321
                                                                    ----------  ----------
   End of Period................................................... $1,724,616  $1,995,988
                                                                    ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     81,638     142,902
   Shares Issued in Lieu of Cash Distributions.....................      4,666       7,068
   Shares Redeemed.................................................   (126,928)    (87,468)
                                                                    ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................    (40,624)     62,502
                                                                    ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        DFA COMMODITY STRATEGY PORTFOLIO
                                                                       -----------------------------------------------------
                                                                         SIX MONTHS       YEAR         YEAR        YEAR
                                                                            ENDED         ENDED        ENDED       ENDED
                                                                           APR 30,       OCT 31,      OCT 31,     OCT 31,
                                                                            2019          2018         2017        2016
                                                                       -----------     ----------   ----------  ----------
                                                                         (UNAUDITED)
Net Asset Value, Beginning of Period.................................. $     5.68      $     5.98   $     5.88  $     5.93
                                                                       ----------      ----------   ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).......................................       0.06            0.10         0.07        0.05
   Net Gains (Losses) on Securities (Realized and Unrealized).........      (0.11)          (0.25)        0.11       (0.07)
                                                                       ----------      ----------   ----------  ----------
       Total from Investment Operations...............................      (0.05)          (0.15)        0.18       (0.02)
                                                                       ----------      ----------   ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.08)          (0.15)       (0.08)      (0.03)
   Net Realized Gains.................................................         --              --           --          --
                                                                       ----------      ----------   ----------  ----------
       Total Distributions............................................      (0.08)          (0.15)       (0.08)      (0.03)
                                                                       ----------      ----------   ----------  ----------
Net Asset Value, End of Period........................................ $     5.55      $     5.68   $     5.98  $     5.88
                                                                       ==========      ==========   ==========  ==========
Total Return..........................................................      (0.84%)(B)      (2.43%)       3.15%      (0.26%)
                                                                       ----------      ----------   ----------  ----------
Net Assets, End of Period (thousands)................................. $1,724,616      $1,995,988   $1,728,321  $1,598,097
Ratio of Expenses to Average Net Assets...............................       0.33%(C)        0.32%        0.33%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and (Fees Paid Indirectly)).................................       0.39%(C)        0.39%        0.39%       0.40%
Ratio of Net Investment Income to Average Net Assets..................       2.02%(C)        1.61%        1.17%       0.95%
Portfolio Turnover Rate...............................................          6%(B)          78%         102%        159%
                                                                       ----------      ----------   ----------  ----------

                                                                       -----------  ----------
                                                                          YEAR         YEAR
                                                                          ENDED        ENDED
                                                                         OCT 31,      OCT 31,
                                                                          2015         2014
                                                                       ----------   ----------

Net Asset Value, Beginning of Period.................................. $     8.00   $     8.30
                                                                       ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).......................................       0.05         0.06
   Net Gains (Losses) on Securities (Realized and Unrealized).........      (2.05)       (0.31)
                                                                       ----------   ----------
       Total from Investment Operations...............................      (2.00)       (0.25)
                                                                       ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.06)       (0.04)
   Net Realized Gains.................................................      (0.01)       (0.01)
                                                                       ----------   ----------
       Total Distributions............................................      (0.07)       (0.05)
                                                                       ----------   ----------
Net Asset Value, End of Period........................................ $     5.93   $     8.00
                                                                       ==========   ==========
Total Return..........................................................     (25.16%)      (3.08%)
                                                                       ----------   ----------
Net Assets, End of Period (thousands)................................. $1,207,071   $1,194,191
Ratio of Expenses to Average Net Assets...............................       0.34%        0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and (Fees Paid Indirectly)).................................       0.40%        0.39%
Ratio of Net Investment Income to Average Net Assets..................       0.77%        0.65%
Portfolio Turnover Rate...............................................        124%         104%
                                                                       ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2019, the Portfolio held a $394,685,549 investment in the Subsidiary, representing 22.89% of the Portfolio's total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2019, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio............................ 0.30%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2020, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior year waived and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year expenses were waived and/or assumed, and less than the current expense cap in place for the Portfolio. As of April 30, 2019, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2019, approximately $592 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended April 30, 2019, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
DFA Commodity Strategy Portfolio............................     $8

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amount paid by the Fund to the CCO was $169 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio............................ $29

F. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

                                                             U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                             -------------------------- ---------------------------
                                                             PURCHASES      SALES       PURCHASES       SALES
                                                             ---------       --------   ---------        --------
DFA Commodity Strategy Portfolio............................  $29,724      $373,351      $67,281       $244,946

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                                                                                  CHANGE IN
                                                                                                   NET REALIZED  UNREALIZED
                                                                BALANCE AT    PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                             OCTOBER 31, 2018  AT COST  FROM SALES   ON SALES   DEPRECIATION
                                                             ---------------- --------- ---------- ------------ -------------
DFA COMMODITY STRATEGY PORTFOLIO
The DFA Short Term Investment Fund                               $13,866      $284,317   $287,524       $2           --
                                                                 -------      --------   --------       --           --
TOTAL                                                            $13,866      $284,317   $287,524       $2           --
                                                                 =======      ========   ========       ==           ==


                                                               BALANCE AT    SHARES AS OF  DIVIDEND CAPITAL GAIN
                                                             APRIL 30, 2019 APRIL 30, 2019  INCOME  DISTRIBUTIONS
                                                             -------------- -------------- -------- -------------
DFA COMMODITY STRATEGY PORTFOLIO
The DFA Short Term Investment Fund                              $10,661          921         $171        --
                                                                -------          ---         ----        --
TOTAL                                                           $10,661          921         $171        --
                                                                =======          ===         ====        ==

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                  NET INVESTMENT
                                    INCOME AND
                                    SHORT-TERM     LONG-TERM   TAX EXEMPT
                                  CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                  -------------- ------------- ---------- -------
DFA Commodity Strategy Portfolio
2017.............................    $23,393          --           --     $23,393
2018.............................     44,438          --           --      44,438

As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                                  NET INVESTMENT
                                                                    INCOME AND
                                                                    SHORT-TERM     LONG-TERM
                                                                  CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                                  -------------- ------------- -------
DFA Commodity Strategy Portfolio.................................    $(3,071)         --       $(3,071)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                   UNDISTRIBUTED                                               TOTAL NET
                                                   NET INVESTMENT                                            DISTRIBUTABLE
                                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                   -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio..................    $22,967          --          $(7,142)      $(23,868)      $(8,043)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                             UNLIMITED TOTAL
                                                             --------- ------
DFA Commodity Strategy Portfolio............................  $7,142   $7,142

   During the year ended October 31, 2018, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                         NET
                                                                                                      UNREALIZED
                                                              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ---------- ------------ -------------- --------------
DFA Commodity Strategy Portfolio............................ $2,502,978    $3,489      $(837,683)     $(834,194)

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amounts in thousands):

                                                              FORWARD
                                                             CURRENCY            SWAP
                                                             CONTRACTS FUTURES CONTRACTS
                                                             --------- ------- ----------
DFA Commodity Strategy Portfolio............................ $368,054  $59,265 $1,798,427

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                                      ASSET DERIVATIVES VALUE
                                                             ------------------------------------------
                                                              TOTAL VALUE      FORWARD      COMMODITY
                                                                   AT         CURRENCY       FUTURES
                                                             APRIL 30, 2019 CONTRACTS (1) CONTRACTS (2)
                                                             -------------- ------------- -------------
DFA Commodity Strategy Portfolio............................     $1,504         $762          $742

                                                                           LIABILITY DERIVATIVES VALUE
                                                             -------------------------------------------------------
                                                              TOTAL VALUE      FORWARD      COMMODITY
                                                                   AT         CURRENCY       FUTURES        SWAP
                                                             APRIL 30, 2019 CONTRACTS (3) CONTRACTS (4) CONTRACTS (5)
                                                             -------------- ------------- ------------- -------------
DFA Commodity Strategy Portfolio............................    $(5,330)        $(420)        $(927)       $(3,983)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
(5)Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                                     REALIZED GAIN (LOSS) ON DERIVATIVES
                                                             --------------------------------------------------
                                                                          FORWARD      COMMODITY
                                                                         CURRENCY       FUTURES        SWAP
                                                               TOTAL   CONTRACTS (1) CONTRACTS (2) CONTRACTS (3)
                                                             --------  ------------- ------------- -------------
DFA Commodity Strategy Portfolio............................ $(76,095)    $12,766       $(6,958)     $(81,903)

                                                                      CHANGE IN UNREALIZED APPRECIATION
                                                                        (DEPRECIATION) ON DERIVATIVES
                                                             --------------------------------------------------
                                                                          FORWARD      COMMODITY
                                                                         CURRENCY       FUTURES        SWAP
                                                               TOTAL   CONTRACTS (4) CONTRACTS (5) CONTRACTS (6)
                                                             --------  ------------- ------------- -------------
DFA Commodity Strategy Portfolio............................ $ 25,234     $(3,053)      $ 3,500      $ 24,787

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(3)Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2019 (amounts in thousands):

                                                                                      NET
                                                                                    AMOUNTS
                                                                                      OF        GROSS AMOUNTS NOT
                                                                                    ASSETS        OFFSET IN THE
                                                                                   PRESENTED   STATEMENTS OF ASSETS
                                                                         GROSS      IN THE       AND LIABILITIES
                                                                       AMOUNTS OF STATEMENTS  ----------------------
                                                                       RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET
                                                                         ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                                                               (a)     LIABILITIES     (b)      RECEIVED   (c)
-----------                                                            ---------- ----------- ----------- ---------- ------
                                                                                              ASSETS
                                                                       ----------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO
Credit Suisse.........................................................      --         --           --        --        --
State Street Bank and Trust...........................................    $571       $571        $(116)       --      $455
Citibank, N.A.........................................................     191        191         (191)       --        --
National Australia Bank Ltd...........................................      --         --           --        --        --
Barclays Capital......................................................      --         --           --        --        --
Bank of America Corp..................................................      --         --           --        --        --
UBS AG................................................................      --         --           --        --        --
                                                                          ----       ----        -----        --      ----
Total                                                                     $762       $762        $(307)       --      $455
                                                                          ====       ====        =====        ==      ====

                                                                                       NET
                                                                                     AMOUNTS
                                                                                       OF        GROSS AMOUNTS NOT
                                                                                   LIABILITIES     OFFSET IN THE
                                                                                    PRESENTED   STATEMENTS OF ASSETS
                                                                          GROSS      IN THE       AND LIABILITIES
                                                                       AMOUNTS OF  STATEMENTS  ----------------------
                                                                       RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                                                                       LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                                                                (a)     LIABILITIES     (d)      PLEDGED    (e)
-----------                                                            ----------- ----------- ----------- ---------- ------
                                                                                            LIABILITIES
                                                                       -----------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO
Credit Suisse.........................................................   $1,145      $1,145      $(1,145)      --        --
State Street Bank and Trust...........................................      116         116         (116)      --        --
Citibank, N.A.........................................................      997         997         (997)      --        --
National Australia Bank Ltd...........................................       41          41           --       --      $ 41
Barclays Capital......................................................      264         264           --       --       264
Bank of America Corp..................................................      956         956         (956)      --        --
UBS AG................................................................      884         884         (884)      --        --
                                                                         ------      ------      -------       --      ----
Total                                                                    $4,403      $4,403      $(4,098)      --      $305
                                                                         ======      ======      =======       ==      ====

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2019.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not use the interfund lending program during the six months ended April 30, 2019.

J. SECURITIES LENDING:

   As of April 30, 2019, the Portfolio had a security on loan to brokers/dealers, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                             AS OF APRIL 30, 2019
                                                             ----------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                                             ------------- -------- ------------ -------- -------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
   Bonds....................................................    $10,661       --         --         --    $10,661

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolio's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolio's adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolio's net assets or results of operations.

M. OTHER:

   As of April 30, 2019, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
-                                                            ------------ --------------
DFA Commodity Strategy Portfolio............................      3             62%

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
DFA INTERNATIONAL VALUE PORTFOLIO (2)
-------------------------------------
Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,042.90    0.68%     $3.44
   Institutional Class Shares......... $1,000.00 $1,043.90    0.43%     $2.18
Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.42    0.68%     $3.41
   Institutional Class Shares......... $1,000.00 $1,022.66    0.43%     $2.16

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                    BEGINNING  ENDING               EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                      VALUE    VALUE     EXPENSE     DURING
                                    11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                    --------- --------- ---------- ----------
U.S. LARGE COMPANY PORTFOLIO
----------------------------
Actual Fund Return................. $1,000.00 $1,097.70    0.08%     $0.42
Hypothetical 5% Annual Return...... $1,000.00 $1,024.40    0.08%     $0.40

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                         AFFILIATED INVESTMENT
                                                COMPANY
                                         ---------------------
DFA International Value Portfolio.......         100.0%

DOMESTIC EQUITY PORTFOLIO

        U.S. LARGE COMPANY PORTFOLIO

Communication Services...............  10.3%
Consumer Discretionary...............  10.3%
Consumer Staples.....................   7.2%
Energy...............................   5.2%
Financials...........................  13.3%
Health Care..........................  13.6%
Industrials..........................   9.5%
Information Technology...............  21.7%
Materials............................   2.7%
Real Estate..........................   3.0%
Utilities............................   3.2%
                                      -----
                                      100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                         VALUE+
                                                     --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company.................. $9,658,693,229
                                                     --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES $9,658,693,229
                                                     ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (98.5%)
COMMUNICATION SERVICES -- (10.2%)
*   Alphabet, Inc., Class A..........................................   115,641 $  138,648,933       1.5%
*   Alphabet, Inc., Class C..........................................   118,737    141,116,550       1.5%
    AT&T, Inc........................................................ 2,814,883     87,148,778       0.9%
    Comcast Corp., Class A........................................... 1,745,256     75,970,994       0.8%
*   Facebook, Inc., Class A..........................................   921,501    178,218,293       1.9%
*   Netflix, Inc.....................................................   168,619     62,480,084       0.7%
    Verizon Communications, Inc...................................... 1,596,722     91,316,531       1.0%
    Walt Disney Co. (The)............................................   674,567     92,395,442       1.0%
    Other Securities.................................................              111,971,425       1.0%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              979,267,030      10.3%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (10.2%)
*   Amazon.com, Inc..................................................   159,389    307,066,096       3.2%
    Home Depot, Inc. (The)...........................................   436,468     88,908,532       0.9%
    McDonald's Corp..................................................   295,386     58,359,412       0.6%
    Other Securities.................................................              523,799,740       5.6%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................              978,133,780      10.3%
                                                                                --------------      ----
CONSUMER STAPLES -- (7.1%)
    Coca-Cola Co. (The).............................................. 1,486,381     72,921,852       0.8%
    PepsiCo, Inc.....................................................   542,707     69,493,631       0.7%
    Philip Morris International, Inc.................................   600,177     51,951,321       0.5%
    Procter & Gamble Co. (The).......................................   965,838    102,842,430       1.1%
    Walmart, Inc.....................................................   549,735     56,534,747       0.6%
    Other Securities.................................................              330,306,708       3.5%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              684,050,689       7.2%
                                                                                --------------      ----
ENERGY -- (5.1%)
    Chevron Corp.....................................................   734,317     88,162,099       0.9%
    Exxon Mobil Corp................................................. 1,636,593    131,385,686       1.4%
    Other Securities.................................................              275,659,079       2.9%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              495,206,864       5.2%
                                                                                --------------      ----
FINANCIALS -- (13.1%)
    Bank of America Corp............................................. 3,468,238    106,058,718       1.1%
*   Berkshire Hathaway, Inc., Class B................................   751,168    162,785,617       1.7%
    Citigroup, Inc...................................................   908,241     64,212,639       0.7%
    JPMorgan Chase & Co.............................................. 1,264,817    146,782,013       1.5%
    Wells Fargo & Co................................................. 1,581,669     76,568,596       0.8%
    Other Securities.................................................              701,929,663       7.4%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            1,258,337,246      13.2%
                                                                                --------------      ----
HEALTH CARE -- (13.4%)
    Abbott Laboratories..............................................   678,077     53,947,806       0.6%
    AbbVie, Inc......................................................   569,340     45,199,903       0.5%
    Amgen, Inc.......................................................   240,162     43,065,850       0.5%
    Johnson & Johnson................................................ 1,028,752    145,259,782       1.5%
    Medtronic P.L.C..................................................   517,631     45,970,809       0.5%

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
HEALTH CARE -- (Continued)
      Merck & Co., Inc.................................................    996,792 $   78,457,498        0.8%
      Pfizer, Inc......................................................  2,144,624     87,093,181        0.9%
      Thermo Fisher Scientific, Inc....................................    155,350     43,101,857        0.5%
      UnitedHealth Group, Inc..........................................    370,663     86,390,425        0.9%
      Other Securities.................................................               664,754,435        6.9%
                                                                                   --------------      -----
TOTAL HEALTH CARE......................................................             1,293,241,546       13.6%
                                                                                   --------------      -----
INDUSTRIALS -- (9.3%)
      Boeing Co. (The).................................................    202,972     76,660,495        0.8%
      Honeywell International, Inc.....................................    281,452     48,868,511        0.5%
      Union Pacific Corp...............................................    279,075     49,407,438        0.5%
      United Technologies Corp.........................................    312,844     44,614,683        0.5%
      Other Securities.................................................               680,058,313        7.2%
                                                                                   --------------      -----
TOTAL INDUSTRIALS......................................................               899,609,440        9.5%
                                                                                   --------------      -----
INFORMATION TECHNOLOGY -- (21.4%)
      Accenture P.L.C., Class A........................................    246,034     44,943,031        0.5%
*     Adobe, Inc.......................................................    188,305     54,467,221        0.6%
      Apple, Inc.......................................................  1,730,406    347,240,572        3.7%
      Broadcom, Inc....................................................    152,917     48,688,773        0.5%
      Cisco Systems, Inc...............................................  1,701,130     95,178,223        1.0%
      Intel Corp.......................................................  1,737,938     88,704,356        0.9%
      International Business Machines Corp.............................    343,528     48,186,673        0.5%
      Mastercard, Inc., Class A........................................    348,696     88,652,471        0.9%
      Microsoft Corp...................................................  2,963,724    387,062,224        4.1%
      Oracle Corp......................................................    983,899     54,439,132        0.6%
*     PayPal Holdings, Inc.............................................    453,301     51,118,754        0.5%
*     salesforce.com, Inc..............................................    295,295     48,827,028        0.5%
      Texas Instruments, Inc...........................................    362,183     42,676,023        0.4%
#     Visa, Inc., Class A..............................................    675,800    111,121,794        1.2%
      Other Securities.................................................               544,985,216        5.7%
                                                                                   --------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................             2,056,291,491       21.6%
                                                                                   --------------      -----
MATERIALS -- (2.6%)
      Other Securities.................................................               252,711,516        2.7%
                                                                                   --------------      -----
REAL ESTATE -- (2.9%)
      Other Securities.................................................               280,614,216        3.0%
                                                                                   --------------      -----
UTILITIES -- (3.2%)
      Other Securities.................................................               306,670,460        3.2%
                                                                                   --------------      -----
TOTAL COMMON STOCKS....................................................             9,484,134,278       99.8%
                                                                                   --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
        2.370%.........................................................  9,911,415      9,911,415        0.1%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (1.4%)
@(S)  The DFA Short Term Investment Fund............................... 11,374,817    131,618,013        1.4%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,176,716,281)..............................................              $9,625,663,706      101.3%
                                                                                   ==============      =====

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2019, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                           NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index....    116     06/21/19  $17,024,824 $17,101,300    $76,476
                                                ----------- -----------    -------
TOTAL FUTURES CONTRACTS...                      $17,024,824 $17,101,300    $76,476
                                                =========== ===========    =======

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   Communication Services....... $  979,267,030           --   --    $  979,267,030
   Consumer Discretionary.......    978,133,780           --   --       978,133,780
   Consumer Staples.............    684,050,689           --   --       684,050,689
   Energy.......................    495,206,864           --   --       495,206,864
   Financials...................  1,258,337,246           --   --     1,258,337,246
   Health Care..................  1,293,241,546           --   --     1,293,241,546
   Industrials..................    899,609,440           --   --       899,609,440
   Information Technology.......  2,056,291,491           --   --     2,056,291,491
   Materials....................    252,711,516           --   --       252,711,516
   Real Estate..................    280,614,216           --   --       280,614,216
   Utilities....................    306,670,460           --   --       306,670,460
Temporary Cash Investments......      9,911,415           --   --         9,911,415
Securities Lending Collateral...             -- $131,618,013   --       131,618,013
Futures Contracts**.............         76,476           --   --            76,476
                                 -------------- ------------   --    --------------
TOTAL........................... $9,494,122,169 $131,618,013   --    $9,625,740,182
                                 ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                        DFA        U.S. LARGE
                                                                                                   INTERNATIONAL    COMPANY
                                                                                                  VALUE PORTFOLIO  PORTFOLIO*
                                                                                                  --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value............................................ $    9,658,693            --
Investments at Value (including $0 and $256,831 of securities on loan, respectively).............             --  $  9,484,135
Temporary Cash Investments at Value & Cost.......................................................             --         9,911
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0 and
  $131,605)......................................................................................             --       131,618
Segregated Cash for Futures Contracts............................................................             --           731
Receivables:
   Dividends and Interest........................................................................             --         8,213
   Securities Lending Income.....................................................................             --            42
   Fund Shares Sold..............................................................................          7,206         3,742
   Futures Margin Variation......................................................................             --           138
Prepaid Expenses and Other Assets................................................................            132           112
                                                                                                  --------------  ------------
       Total Assets..............................................................................      9,666,031     9,638,642
                                                                                                  --------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................................................             --       131,604
   Fund Shares Redeemed..........................................................................          7,443         7,561
   Due to Advisor................................................................................          1,587           359
Accrued Expenses and Other Liabilities...........................................................            456         1,261
                                                                                                  --------------  ------------
       Total Liabilities.........................................................................          9,486       140,785
                                                                                                  --------------  ------------
NET ASSETS....................................................................................... $    9,656,545  $  9,497,857
                                                                                                  ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $1,814 and $0 and shares outstanding of 102,300 and 0,
  respectively................................................................................... $        17.74           N/A
                                                                                                  ==============  ============
NUMBER OF SHARES AUTHORIZED......................................................................    100,000,000           N/A
                                                                                                  ==============  ============
Institutional Class Shares -- based on net assets of $9,654,731 and $9,497,857 and shares
  outstanding of 542,717,599 and 417,744,489, respectively....................................... $        17.79  $      22.74
                                                                                                  ==============  ============
NUMBER OF SHARES AUTHORIZED......................................................................  1,500,000,000   900,000,000
                                                                                                  ==============  ============
Investments at Cost..............................................................................            N/A  $  4,035,201
                                                                                                  ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $    9,205,551  $  4,119,307
Total Distributable Earnings (Loss)..............................................................        450,994     5,378,550
                                                                                                  --------------  ------------
NET ASSETS....................................................................................... $    9,656,545  $  9,497,857
                                                                                                  ==============  ============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                    DFA        U.S. LARGE
                                                                                               INTERNATIONAL    COMPANY
                                                                                              VALUE PORTFOLIO* PORTFOLIO#
                                                                                              ---------------- ----------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $16,675 and $0, respectively).................     $168,653            --
   Income from Securities Lending............................................................        2,388            --
   Expenses Allocated from Affiliated Investment Companies...................................       (9,788)           --
                                                                                                  --------      --------
          Total Net Investment Income Allocated from Affiliated Investment Companies:........      161,253            --
                                                                                                  --------      --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $0, respectively)......................           --      $ 91,705
   Income from Securities Lending............................................................           --           250
                                                                                                  --------      --------
          Total Fund Investment Income.......................................................           --        91,955
                                                                                                  --------      --------
FUND EXPENSES
   Investment Management Fees................................................................       18,368         2,587
   Accounting & Transfer Agent Fees..........................................................          355           452
   S&P 500(R) Fees...........................................................................           --            51
   Custodian Fees............................................................................            1            52
   Shareholder Servicing Fees
       Class R2 Shares.......................................................................            2            --
   Filing Fees...............................................................................           94            70
   Shareholders' Reports.....................................................................          170            80
   Directors'/Trustees' Fees & Expenses......................................................           36            32
   Professional Fees.........................................................................           28           112
   Other.....................................................................................           23            97
                                                                                                  --------      --------
          Total Fund Expenses................................................................       19,077         3,533
                                                                                                  --------      --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
     (Note C)................................................................................           --           (84)
       Class R2 Shares.......................................................................           (2)           --
       Institutional Class Shares............................................................       (9,182)           --
                                                                                                  --------      --------
   Net Expenses..............................................................................        9,893         3,449
                                                                                                  --------      --------
   NET INVESTMENT INCOME (LOSS)..............................................................      151,360        88,506
                                                                                                  --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:..............................................................
       Investment Securities Sold**..........................................................           --        39,204
       Affiliated Investment Companies Shares Sold...........................................           --            (3)
       Transactions Allocated from Affiliated Investment Company**...........................      (25,830)           --
       Futures...............................................................................           --          (563)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............................................           --       727,875
       Affiliated Investment Companies Shares................................................           --            10
       Transactions Allocated from Affiliated Investment Company.............................      271,486            --
       Futures...............................................................................           --             1
                                                                                                  --------      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................      245,656       766,524
                                                                                                  --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............................     $397,016      $855,030
                                                                                                  ========      ========

--------
** Net of foreign capital gain taxes withheld of $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                                PORTFOLIO                PORTFOLIO
                                                                        ------------------------  -----------------------
                                                                        SIX MONTHS      YEAR      SIX MONTHS     YEAR
                                                                           ENDED        ENDED        ENDED       ENDED
                                                                          APR 30,      OCT 31,      APR 30,     OCT 31,
                                                                           2019         2018         2019        2018
                                                                        -----------  -----------  ----------- -----------
                                                                        (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................................ $   151,360  $   305,317  $   88,506  $   162,776
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..................................          --           --      39,204       88,590
       Affiliated Investment Companies Shares Sold.....................          --           --          (3)         (21)
       Transactions Allocated from Affiliated Investment
         Company*,**...................................................     (25,830)     328,393          --           --
       Futures.........................................................          --           --        (563)       1,735
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency......................          --           --     727,875      336,695
       Affiliated Investment Companies Shares..........................          --           --          10           (9)
       Transactions Allocated from Affiliated Investment Company.......     271,486   (1,489,950)         --           --
       Futures.........................................................          --           --           1           (7)
                                                                        -----------  -----------  ----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations.................................................     397,016     (856,240)    855,030      589,759
                                                                        -----------  -----------  ----------  -----------
Distributions:
       Class R2 Shares.................................................         (55)        (102)         --           --
       Institutional Class Shares......................................    (345,010)    (298,099)   (135,726)    (177,012)
                                                                        -----------  -----------  ----------  -----------
          Total Distributions..........................................    (345,065)    (298,201)   (135,726)    (177,012)
                                                                        -----------  -----------  ----------  -----------
Capital Share Transactions (1):
   Shares Issued.......................................................   1,204,509    2,071,557   1,015,180    1,451,585
   Shares Issued in Lieu of Cash Distributions.........................     336,301      289,379     125,645      162,780
   Shares Redeemed.....................................................  (1,359,658)  (1,624,192)   (879,341)  (1,506,221)
                                                                        -----------  -----------  ----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...............................................     181,152      736,744     261,484      108,144
                                                                        -----------  -----------  ----------  -----------
          Total Increase (Decrease) in Net Assets......................     233,103     (417,697)    980,788      520,891
NET ASSETS
   Beginning of Period.................................................   9,423,442    9,841,139   8,517,069    7,996,178
                                                                        -----------  -----------  ----------  -----------
   End of Period....................................................... $ 9,656,545  $ 9,423,442  $9,497,857  $ 8,517,069
                                                                        ===========  ===========  ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................................................      71,459      104,257      49,194       68,274
   Shares Issued in Lieu of Cash Distributions.........................      20,849       14,892       6,232        7,714
   Shares Redeemed.....................................................     (80,634)     (81,550)    (42,107)     (70,464)
                                                                        -----------  -----------  ----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...................................................      11,674       37,599      13,319        5,524
                                                                        ===========  ===========  ==========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                        --------------------------------------------------------
                                        SIX MONTHS    YEAR     YEAR    YEAR      YEAR      YEAR
                                           ENDED      ENDED    ENDED   ENDED     ENDED     ENDED
                                          APR 30,    OCT 31,  OCT 31, OCT 31,   OCT 31,   OCT 31,
                                           2019       2018     2017    2016      2015      2014
                                        -----------  -------  ------- -------  -------   -------
                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period...............................   $17.68     $19.89   $16.27  $16.93   $ 18.48   $ 19.46
                                          ------     ------   ------  ------   -------   -------
Income from Investment
  Operations(A)
----------------------
   Net Investment Income (Loss)........     0.26       0.54     0.55    0.53      0.51      0.74
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................     0.43      (2.21)    3.61   (0.65)    (1.55)    (0.93)
                                          ------     ------   ------  ------   -------   -------
       Total from Investment
         Operations....................     0.69      (1.67)    4.16   (0.12)    (1.04)    (0.19)
                                          ------     ------   ------  ------   -------   -------
Less Distributions:
-------------------
   Net Investment Income...............    (0.11)     (0.54)   (0.54)  (0.54)    (0.51)    (0.79)
   Net Realized Gains..................    (0.52)        --       --      --        --        --
                                          ------     ------   ------  ------   -------   -------
       Total Distributions.............    (0.63)     (0.54)   (0.54)  (0.54)    (0.51)    (0.79)
                                          ------     ------   ------  ------   -------   -------
Net Asset Value, End of Period.........   $17.74     $17.68   $19.89  $16.27   $ 16.93   $ 18.48
                                          ======     ======   ======  ======   =======   =======
Total Return...........................     4.29%(B)  (8.59%)  25.99%  (0.43%)   (5.78%)   (1.21%)
                                          ------     ------   ------  ------   -------   -------
Net Assets, End of Period
  (thousands)..........................   $1,814     $1,477   $3,508  $3,308   $10,404   $11,200
Ratio of Expenses to Average Net
  Assets (D)...........................     0.68%(C)   0.68%    0.68%   0.68%     0.68%     0.68%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor) (D)......................     0.88%(C)   0.88%    0.88%   0.88%     0.73%     0.68%
Ratio of Net Investment Income to
  Average Net Assets...................     3.11%(C)   2.72%    3.07%    3.4%     2.81%     3.79%
                                          ------     ------   ------  ------   -------   -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                        ----------------------------------------------------------------------------
                                         SIX MONTHS       YEAR         YEAR        YEAR         YEAR         YEAR
                                            ENDED         ENDED        ENDED       ENDED        ENDED        ENDED
                                           APR 30,       OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                            2019          2018         2017        2016         2015         2014
                                        -----------    ----------   ----------  ----------   ----------   ----------
                                         (UNAUDITED)
Net Asset Value, Beginning of
  Period............................... $    17.74     $    19.94   $    16.30  $    16.92   $    18.47   $    19.45
                                        ----------     ----------   ----------  ----------   ----------   ----------
Income (loss) from Investment
  Operations(A)
-----------------------------
   Net Investment Income (Loss)........       0.28           0.60         0.56        0.55         0.56         0.84
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       0.43          (2.21)        3.66       (0.63)       (1.56)       (0.98)
                                        ----------     ----------   ----------  ----------   ----------   ----------
       Total from Investment
         Operations....................       0.71          (1.61)        4.22       (0.08)       (1.00)       (0.14)
                                        ----------     ----------   ----------  ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income...............      (0.14)         (0.59)       (0.58)      (0.54)       (0.55)       (0.84)
   Net Realized Gains..................      (0.52)            --           --          --           --           --
                                        ----------     ----------   ----------  ----------   ----------   ----------
       Total Distributions.............      (0.66)         (0.59)       (0.58)      (0.54)       (0.55)       (0.84)
                                        ----------     ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of Period......... $    17.79     $    17.74   $    19.94  $    16.30   $    16.92   $    18.47
                                        ==========     ==========   ==========  ==========   ==========   ==========
Total Return...........................       4.39%(B)      (8.32%)      26.36%      (0.20%)      (5.58%)      (0.97%)
                                        ----------     ----------   ----------  ----------   ----------   ----------
Net Assets, End of Period
  (thousands).......................... $9,654,731     $9,421,965   $9,837,631  $7,270,665   $6,795,481   $6,991,214
Ratio of Expenses to Average Net
  Assets (D)...........................       0.43%(C)       0.43%        0.43%       0.43%        0.43%        0.43%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor and (Fees Paid
  Indirectly)) (D).....................       0.63%(C)       0.63%        0.63%       0.63%        0.49%        0.43%
Ratio of Net Investment Income to
  Average Net Assets...................       3.30%(C)       3.01%        3.12%       3.51%        3.10%        4.29%
                                        ----------     ----------   ----------  ----------   ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    U.S. LARGE COMPANY PORTFOLIO
                                             -------------------------------------------------------------------------
                                              SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                 ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                 2019          2018        2017        2016        2015        2014
                                             -----------    ----------  ----------  ----------  ----------  ----------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........ $    21.06     $    20.05  $    16.67  $    16.42  $    15.94  $    13.87
                                             ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.21           0.41        0.37        0.35        0.33        0.29
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       1.80           1.05        3.50        0.38        0.47        2.07
                                             ----------     ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....       2.01           1.46        3.87        0.73        0.80        2.36
                                             ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................      (0.20)         (0.39)      (0.39)      (0.34)      (0.32)      (0.29)
   Net Realized Gains.......................      (0.13)         (0.06)      (0.10)      (0.14)         --          --
                                             ----------     ----------  ----------  ----------  ----------  ----------
       Total Distributions..................      (0.33)         (0.45)      (0.49)      (0.48)      (0.32)      (0.29)
                                             ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.............. $    22.74     $    21.06  $    20.05  $    16.67  $    16.42  $    15.94
                                             ==========     ==========  ==========  ==========  ==========  ==========
Total Return................................       9.77%(B)       7.25%      23.55%       4.54%       5.09%      17.17%
                                             ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)....... $9,497,857     $8,517,069  $7,996,178  $6,365,936  $5,810,743  $5,668,374
Ratio of Expenses to Average Net Assets.....       0.08%(C)       0.08%       0.08%       0.08%       0.08%       0.08%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................       0.08%(C)       0.08%       0.08%       0.08%       0.09%       0.08%
Ratio of Net Investment Income to
  Average Net Assets........................       2.05%(C)       1.90%       1.99%       2.17%       2.05%       1.95%
Portfolio Turnover Rate.....................          2%(B)          5%          7%          9%          2%          3%
                                             ----------     ----------  ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") invests substantially all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of April 30, 2019, the Feeder Fund owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interests in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2019, the Feeder Fund's and the U.S. Large Company Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 DFA International Value Portfolio....... 0.40%
                 U.S. Large Company Portfolio............ 0.06%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. During the six months ended April 30, 2019, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                     NET WAIVED FEES/
                                                                     EXPENSES ASSUMED     PREVIOUSLY
                                                        RECOVERY        (RECOVERED       WAIVED FEES/
                                          EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                         LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                 AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------               ---------- ---------------- ----------------- -----------------
DFA International Value Portfolio (1)...    0.40%          --             $9,182               --
U.S. Large Company Portfolio (2)........    0.08%         $50                 84             $454

CLASS R2 SHARES
---------------
DFA International Value Portfolio (3)...    0.79%          --                  2               --

(1)The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis.
(2)The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.
(3)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

                 DFA International Value Portfolio....... $299
                 U.S. Large Company Portfolio............  335

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                   PURCHASES  SALES
                                                   --------- --------
          U.S. Large Company Portfolio............ $420,284  $164,739

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                      NET
                                                    REALIZED   CHANGE IN    BALANCE   SHARES
                     BALANCE AT            PROCEEDS  GAIN/    UNREALIZED      AT       AS OF               CAPITAL
                     OCTOBER 31, PURCHASES   FROM    (LOSS)  APPRECIATION/ APRIL 30, APRIL 30, DIVIDEND     GAIN
                        2018      AT COST   SALES   ON SALES DEPRECIATION    2019      2019     INCOME  DISTRIBUTIONS
                     ----------- --------- -------- -------- ------------- --------- --------- -------- -------------
U.S. LARGE COMPANY
  PORTFOLIO
The DFA Short Term
  Investment Fund...  $164,037   $684,552  $716,978   $(3)        $10      $131,618   11,375    $1,788       --
                      --------   --------  --------   ---         ---      --------   ------    ------       --
TOTAL                 $164,037   $684,552  $716,978   $(3)        $10      $131,618   11,375    $1,788       --
                      ========   ========  ========   ===         ===      ========   ======    ======       ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies," were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2017, were as follows (amounts in thousands):

                                    NET INVESTMENT
                                      INCOME AND
                                      SHORT-TERM     LONG-TERM   TAX EXEMPT
                                    CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                    -------------- ------------- ---------- --------
DFA International Value Portfolio
2017...............................    $277,339            --        --     $277,339
2018...............................     298,200            --        --      298,200
U.S. Large Company Portfolio
2017...............................     154,938       $38,779        --      193,717
2018...............................     157,152        19,860        --      177,012

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                         -------------- ------------- --------
DFA International Value Portfolio.......    $(28,658)        --       $(28,658)
U.S. Large Company Portfolio............      (5,603)        --         (5,603)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                         UNDISTRIBUTED                                 TOTAL NET
                                         NET INVESTMENT                              DISTRIBUTABLE
                                           INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                           SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                         CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                         -------------- ------------- -------------- -------------
DFA International Value Portfolio.......    $22,292       $273,710      $  107,257    $  403,259
U.S. Large Company Portfolio............      9,587         53,797       4,596,176     4,659,560

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolios did not have capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable.

   During the year ended October 31, 2018, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                DFA International Value Portfolio....... $54,014

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                     NET
                                                                                  UNREALIZED
                                          FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                          TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ---------- ------------ -------------- --------------
DFA International Value Portfolio....... $9,292,737  $  399,734           --      $  399,734
U.S. Large Company Portfolio............  4,301,695   5,575,371    $(126,424)      5,448,947

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                           SIX MONTHS ENDED         YEAR ENDED
                                            APRIL 30, 2019       OCTOBER 31, 2018
                                         --------------------  --------------------
                                              (UNAUDITED)
                                            AMOUNT     SHARES     AMOUNT     SHARES
                                         -----------  -------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
   Shares Issued........................ $       300       18  $     2,206      111
   Shares Issued in Lieu of Cash
     Distributions......................          55        3          102        5
   Shares Redeemed......................         (45)      (3)      (3,878)    (209)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2
  Shares................................ $       310       18  $    (1,570)     (93)
                                         ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued........................ $ 1,204,209   71,441  $ 2,069,351  104,146
   Shares Issued in Lieu of Cash
     Distributions......................     336,246   20,846      289,277   14,887
   Shares Redeemed......................  (1,359,613) (80,631)  (1,620,314) (81,341)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) --
  Institutional Class Shares............ $   180,842   11,656  $   738,314   37,692
                                         ===========  =======  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The U.S. Large Company Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities . Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amounts in thousands):

                                                      FUTURES
                                                      -------
                  U.S. Large Company Portfolio....... $30,404

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                              ASSET DERIVATIVES VALUE
                                           ------------------------------
                                            TOTAL VALUE
                                                 AT           EQUITY
                                           APRIL 30, 2019 CONTRACTS *,(1)
                                           -------------- ---------------
       U.S. Large Company Portfolio.......      $76             $76

(1)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended
April 30, 2019 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                                ----------------------
                                                            EQUITY
                                                TOTAL    CONTRACTS (1)
                                                -----    -------------
            U.S. Large Company Portfolio....... $(563)       $(563)

                                                CHANGE IN UNREALIZED APPRECIATION
                                                  (DEPRECIATION) ON DERIVATIVES
                                                ---------------------------------
                                                                EQUITY
                                                TOTAL        CONTRACTS (2)
                                                -----        -------------
            U.S. Large Company Portfolio.......  $1               $1

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                                      MAXIMUM
                                                                                       AMOUNT   OUTSTANDING
                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST  BORROWED  BORROWINGS
                                       AVERAGE      AVERAGE        DAYS     EXPENSE    DURING      AS OF
                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED THE PERIOD 04/30/2019
                                    ------------- ------------ ------------ -------- ---------- -----------
U.S. Large Company Portfolio.......     3.16%        $2,884         14         $4      $7,611       --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that each Portfolio's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The U.S. Large Company Portfolio did not use the interfund lending program during the six months ended April 30, 2019.

J. SECURITIES LENDING:

   As of April 30, 2019, The U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                      NON-CASH
                                                     COLLATERAL
                                                       MARKET
                                                       VALUE
                                                     ----------
                 U.S. Large Company Portfolio.......  $130,583

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the U.S. Large Company Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the U.S. Large Company Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the U.S. Large Company Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                            REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                          AS OF APRIL 30, 2019
                          -----------------------------------------------------
                          OVERNIGHT AND            BETWEEN
                           CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                          ------------- -------- ------------ -------- --------
SECURITIES LENDING
  TRANSACTIONS
U.S. LARGE COMPANY
  PORTFOLIO
   Common Stocks.........   $131,618       --         --         --    $131,618

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

N. OTHER:

   As of April 30, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                  PERCENTAGE
                                                    NUMBER OF   OF OUTSTANDING
                                                   SHAREHOLDERS     SHARES
                                                   ------------ --------------
DFA International Value Portfolio-Class R2........      5             98%
DFA International Value Portfolio-Institutional
  Class...........................................      4             72%
U.S. Large Company Portfolio-Institutional Class..      3             69%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                         ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                         --------------------------------------------
                                          NET INCOME FOR      ACCUMULATED
                                          THE CURRENT OR     UNDISTRIBUTED
                                             PRECEDING        NET PROFITS    PAID-IN
                                           FISCAL YEAR,      FROM THE SALE   SURPLUS
                                          AND ACCUMULATED    OF SECURITIES   OR OTHER
                                         UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                INCOME          PROPERTIES      SOURCE
--------------                           -----------------   -------------   --------
DFA International Value Portfolio
  December 18, 2018.....................        64%                0%           36%
U.S. Large Company Portfolio
  December 17, 2018.....................        88%                0%           12%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
THE U.S. LARGE CAP VALUE SERIES
-------------------------------
Actual Fund Return.................... $1,000.00 $1,044.40    0.11%     $0.56
Hypothetical 5% Annual Return......... $1,000.00 $1,024.25    0.11%     $0.55

THE DFA INTERNATIONAL VALUE SERIES
----------------------------------
Actual Fund Return.................... $1,000.00 $1,044.80    0.22%     $1.12
Hypothetical 5% Annual Return......... $1,000.00 $1,023.70    0.22%     $1.10

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return.................... $1,000.00 $  985.80    0.13%     $0.64
Hypothetical 5% Annual Return......... $1,000.00 $1,024.15    0.13%     $0.65

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return.................... $1,000.00 $1,097.60    0.14%     $0.73
Hypothetical 5% Annual Return......... $1,000.00 $1,024.10    0.14%     $0.70

THE UNITED KINGDOM SMALL COMPANY
  SERIES
--------------------------------
Actual Fund Return.................... $1,000.00 $1,095.40    0.12%     $0.62
Hypothetical 5% Annual Return......... $1,000.00 $1,024.20    0.12%     $0.60

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return.................... $1,000.00 $1,073.00    0.13%     $0.67
Hypothetical 5% Annual Return......... $1,000.00 $1,024.15    0.13%     $0.65

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return.................... $1,000.00 $  994.00    0.12%     $0.59
Hypothetical 5% Annual Return......... $1,000.00 $1,024.20    0.12%     $0.60

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return.................... $1,000.00 $1,121.70    0.14%     $0.74
Hypothetical 5% Annual Return......... $1,000.00 $1,024.10    0.14%     $0.70

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return.................... $1,000.00 $1,146.80    0.25%     $1.33
Hypothetical 5% Annual Return......... $1,000.00 $1,023.56    0.25%     $1.25

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       THE U.S. LARGE CAP VALUE SERIES
                Communication Services..................   9.4%
                Consumer Discretionary..................   7.3%
                Consumer Staples........................   5.2%
                Energy..................................  14.6%
                Financials..............................  22.6%
                Health Care.............................  14.4%
                Industrials.............................  10.6%
                Information Technology..................  10.6%
                Materials...............................   4.7%
                Real Estate.............................   0.3%
                Utilities...............................   0.3%
                                                         -----
                                                         100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
                Communication Services..................   3.8%
                Consumer Discretionary..................  15.3%
                Consumer Staples........................   3.7%
                Energy..................................  13.3%
                Financials..............................  29.7%
                Health Care.............................   4.0%
                Industrials.............................   9.9%
                Information Technology..................   2.3%
                Materials...............................  13.5%
                Real Estate.............................   3.1%
                Utilities...............................   1.4%
                                                         -----
                                                         100.0%

                      THE JAPANESE SMALL COMPANY SERIES
                Communication Services..................   2.9%
                Consumer Discretionary..................  18.4%
                Consumer Staples........................   7.1%
                Energy..................................   1.1%
                Financials..............................   8.4%
                Health Care.............................   5.1%
                Industrials.............................  30.1%
                Information Technology..................  13.9%
                Materials...............................  10.2%
                Real Estate.............................   1.6%
                Utilities...............................   1.2%
                                                         -----
                                                         100.0%

                    THE ASIA PACIFIC SMALL COMPANY SERIES
                Communication Services..................   8.9%
                Consumer Discretionary..................  19.4%
                Consumer Staples........................   7.4%
                Energy..................................   2.5%
                Financials..............................  11.6%
                Health Care.............................   5.8%
                Industrials.............................  14.2%
                Information Technology..................   7.3%
                Materials...............................  12.8%
                Real Estate.............................   7.4%
                Utilities...............................   2.7%
                                                         -----
                                                         100.0%

                   THE UNITED KINGDOM SMALL COMPANY SERIES
                Communication Services..................   6.4%
                Consumer Discretionary..................  21.6%
                Consumer Staples........................   5.2%
                Energy..................................   4.4%
                Financials..............................  13.9%
                Health Care.............................   3.3%
                Industrials.............................  27.6%
                Information Technology..................   5.9%
                Materials...............................   6.5%
                Real Estate.............................   3.1%
                Utilities...............................   2.1%
                                                         -----
                                                         100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES
                Communication Services..................   6.4%
                Consumer Discretionary..................   9.9%
                Consumer Staples........................   5.1%
                Energy..................................   3.6%
                Financials..............................  12.3%
                Health Care.............................   7.1%
                Industrials.............................  27.5%
                Information Technology..................  10.3%
                Materials...............................   7.3%
                Real Estate.............................   6.8%
                Utilities...............................   3.7%
                                                         -----
                                                         100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

                      THE CANADIAN SMALL COMPANY SERIES
                Communication Services..................   2.4%
                Consumer Discretionary..................   6.3%
                Consumer Staples........................   5.1%
                Energy..................................  19.4%
                Financials..............................  10.0%
                Health Care.............................   1.8%
                Industrials.............................  11.1%
                Information Technology..................   3.9%
                Materials...............................  27.9%
                Real Estate.............................   4.7%
                Utilities...............................   7.4%
                                                         -----
                                                         100.0%

                         THE EMERGING MARKETS SERIES
                Communication Services..................   9.2%
                Consumer Discretionary..................  10.0%
                Consumer Staples........................   7.9%
                Energy..................................   7.5%
                Financials..............................  22.5%
                Health Care.............................   2.4%
                Industrials.............................   7.3%
                Information Technology..................  17.9%
                Materials...............................  10.0%
                Real Estate.............................   2.6%
                Utilities...............................   2.7%
                                                         -----
                                                         100.0%

                    THE EMERGING MARKETS SMALL CAP SERIES
                Communication Services..................   3.8%
                Consumer Discretionary..................  15.1%
                Consumer Staples........................   8.1%
                Energy..................................   1.4%
                Financials..............................   8.3%
                Health Care.............................   6.9%
                Industrials.............................  15.0%
                Information Technology..................  16.1%
                Materials...............................  12.2%
                Real Estate.............................   7.4%
                Utilities...............................   5.7%
                                                         -----
                                                         100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS++
                                                  ---------- -------------- ---------------
COMMON STOCKS -- (96.8%)
COMMUNICATION SERVICES -- (9.1%)
    AT&T, Inc.................................... 35,433,006 $1,097,005,866       3.6%
*   Charter Communications, Inc., Class A........    940,732    349,190,311       1.2%
    Comcast Corp., Class A....................... 21,941,529    955,114,757       3.2%
    Other Securities.............................               414,624,150       1.3%
                                                             --------------      ----
TOTAL COMMUNICATION SERVICES.....................             2,815,935,084       9.3%
                                                             --------------      ----
CONSUMER DISCRETIONARY -- (7.1%)
    Ford Motor Co................................ 16,051,999    167,743,390       0.6%
    General Motors Co............................  6,055,833    235,874,695       0.8%
    Royal Caribbean Cruises, Ltd.................  1,239,713    149,930,890       0.5%
    Other Securities.............................             1,650,971,075       5.4%
                                                             --------------      ----
TOTAL CONSUMER DISCRETIONARY.....................             2,204,520,050       7.3%
                                                             --------------      ----
CONSUMER STAPLES -- (5.1%)
    Mondelez International, Inc., Class A........  3,530,822    179,542,299       0.6%
    Walgreens Boots Alliance, Inc................  3,401,321    182,208,766       0.6%
    Walmart, Inc.................................  5,346,820    549,866,969       1.8%
    Other Securities.............................               661,490,871       2.2%
                                                             --------------      ----
TOTAL CONSUMER STAPLES...........................             1,573,108,905       5.2%
                                                             --------------      ----
ENERGY -- (14.1%)
    Chevron Corp.................................  8,332,828  1,000,439,330       3.3%
    ConocoPhillips...............................  5,133,675    324,037,566       1.1%
    Exxon Mobil Corp............................. 14,447,635  1,159,856,138       3.8%
    Kinder Morgan, Inc...........................  7,052,891    140,140,944       0.5%
    Marathon Petroleum Corp......................  3,692,836    224,782,927       0.7%
    Occidental Petroleum Corp....................  3,079,335    181,311,245       0.6%
    Valero Energy Corp...........................  2,510,791    227,628,312       0.7%
    Other Securities.............................             1,118,701,647       3.7%
                                                             --------------      ----
TOTAL ENERGY.....................................             4,376,898,109      14.4%
                                                             --------------      ----
FINANCIALS -- (21.9%)
    Bank of America Corp......................... 17,339,347    530,237,201       1.7%
    Bank of New York Mellon Corp. (The)..........  3,775,210    187,476,929       0.6%
*   Berkshire Hathaway, Inc., Class B............  2,954,909    640,358,329       2.1%
    Capital One Financial Corp...................  2,121,634    196,951,284       0.6%
    Citigroup, Inc...............................  7,147,502    505,328,391       1.7%
    Goldman Sachs Group, Inc. (The)..............  1,573,221    323,957,668       1.1%
    JPMorgan Chase & Co..........................  8,086,435    938,430,782       3.1%
    Morgan Stanley...............................  5,549,021    267,740,263       0.9%
    PNC Financial Services Group, Inc. (The).....  1,313,525    179,860,978       0.6%
    Travelers Cos., Inc. (The)...................  1,165,331    167,516,331       0.6%
    Wells Fargo & Co............................. 15,105,491    731,256,819       2.4%
    Other Securities.............................             2,115,464,492       7.0%
                                                             --------------      ----
TOTAL FINANCIALS.................................             6,784,579,467      22.4%
                                                             --------------      ----
HEALTH CARE -- (13.9%)
    Abbott Laboratories..........................  4,087,436    325,196,408       1.1%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                                                    PERCENTAGE
                                                                        SHARES        VALUE+      OF NET ASSETS++
                                                                      ----------- --------------- ---------------
HEALTH CARE -- (Continued)
    Anthem, Inc......................................................   1,376,563 $   362,077,366       1.2%
*   Cigna Corp.......................................................   1,485,867     236,015,114       0.8%
    CVS Health Corp..................................................   5,855,936     318,445,800       1.1%
    Danaher Corp.....................................................   1,886,239     249,813,493       0.8%
    Medtronic P.L.C..................................................   4,359,974     387,209,291       1.3%
    Pfizer, Inc......................................................  24,583,746     998,345,925       3.3%
    Thermo Fisher Scientific, Inc....................................   1,073,774     297,918,596       1.0%
    Other Securities.................................................               1,131,276,788       3.6%
                                                                                  ---------------      ----
TOTAL HEALTH CARE....................................................               4,306,298,781      14.2%
                                                                                  ---------------      ----
INDUSTRIALS -- (10.2%)
    Delta Air Lines, Inc.............................................   2,950,569     171,988,667       0.6%
    Eaton Corp. P.L.C................................................   1,816,899     150,475,575       0.5%
    FedEx Corp.......................................................   1,023,792     193,967,632       0.6%
    Norfolk Southern Corp............................................   1,385,379     282,645,024       0.9%
    Republic Services, Inc...........................................   1,904,674     157,745,101       0.5%
    Stanley Black & Decker, Inc......................................   1,036,769     151,990,335       0.5%
*   United Continental Holdings, Inc.................................   1,791,923     159,230,278       0.5%
    United Technologies Corp.........................................   2,077,962     296,338,161       1.0%
    Other Securities.................................................               1,601,793,037       5.3%
                                                                                  ---------------      ----
TOTAL INDUSTRIALS....................................................               3,166,173,810      10.4%
                                                                                  ---------------      ----
INFORMATION TECHNOLOGY -- (10.3%)
    Broadcom, Inc....................................................     457,974     145,818,922       0.5%
    Cisco Systems, Inc...............................................   4,131,076     231,133,702       0.8%
    Fidelity National Information Services, Inc......................   1,231,562     142,774,983       0.5%
    HP, Inc..........................................................   9,619,949     191,917,982       0.6%
    Intel Corp.......................................................  22,465,295   1,146,628,657       3.8%
*   Micron Technology, Inc...........................................   5,266,057     221,490,357       0.7%
    Other Securities.................................................               1,112,561,335       3.6%
                                                                                  ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................               3,192,325,938      10.5%
                                                                                  ---------------      ----
MATERIALS -- (4.5%)
    Nucor Corp.......................................................   2,517,086     143,650,098       0.5%
    Other Securities.................................................               1,268,707,050       4.2%
                                                                                  ---------------      ----
TOTAL MATERIALS......................................................               1,412,357,148       4.7%
                                                                                  ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities.................................................                  87,404,723       0.3%
                                                                                  ---------------      ----
UTILITIES -- (0.3%)
    Other Securities.................................................                  94,445,605       0.3%
                                                                                  ---------------      ----
TOTAL COMMON STOCKS..................................................              30,014,047,620      99.0%
                                                                                  ---------------      ----
TEMPORARY CASH INVESTMENTS -- (0.9%)
    State Street Institutional U.S. Government Money Market Fund,
      2.370%......................................................... 276,182,719     276,182,719       0.9%
                                                                                  ---------------      ----

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                    PERCENTAGE
                                         SHARES       VALUE+      OF NET ASSETS++
                                       ---------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment
        Fund.......................... 60,841,593 $   703,998,078        2.3%
                                                  ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $23,161,639,466)..............            $30,994,228,417      102.2%
                                                  ===============      =====

As of April 30, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...   1,445    06/21/19  $200,416,238 $213,029,125  $12,612,887
                                               ------------ ------------  -----------
TOTAL FUTURES CONTRACTS..                      $200,416,238 $213,029,125  $12,612,887
                                               ============ ============  ===========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                 --------------- ------------ ------- ---------------
Common Stocks
   Communication Services....... $ 2,815,935,084           --   --    $ 2,815,935,084
   Consumer Discretionary.......   2,204,520,050           --   --      2,204,520,050
   Consumer Staples.............   1,573,108,905           --   --      1,573,108,905
   Energy.......................   4,376,898,109           --   --      4,376,898,109
   Financials...................   6,784,579,467           --   --      6,784,579,467
   Health Care..................   4,306,298,781           --   --      4,306,298,781
   Industrials..................   3,166,173,810           --   --      3,166,173,810
   Information Technology.......   3,192,325,938           --   --      3,192,325,938
   Materials....................   1,412,357,148           --   --      1,412,357,148
   Real Estate..................      87,404,723           --   --         87,404,723
   Utilities....................      94,445,605           --   --         94,445,605
Temporary Cash Investments......     276,182,719           --   --        276,182,719
Securities Lending Collateral...              -- $703,998,078   --        703,998,078
Futures Contracts**.............      12,612,887           --   --         12,612,887
                                 --------------- ------------   --    ---------------
TOTAL........................... $30,302,843,226 $703,998,078   --    $31,006,841,304
                                 =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                               PERCENTAGE
                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ---------- ------------------------------- ---------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (5.7%)
#   Australia & New Zealand Banking Group, Ltd... 10,445,267         $  200,388,023                1.6%
    National Australia Bank, Ltd.................  3,921,197             70,013,084                0.5%
    Other Securities.............................                       479,670,205                3.8%
                                                                     --------------               ----
TOTAL AUSTRALIA..................................                       750,071,312                5.9%
                                                                     --------------               ----
AUSTRIA -- (0.1%)
    Other Securities.............................                         9,197,125                0.1%
                                                                     --------------               ----
BELGIUM -- (0.9%)
    Other Securities.............................                       123,103,927                1.0%
                                                                     --------------               ----
CANADA -- (8.2%)
    Bank of Montreal.............................  1,395,536            110,205,478                0.9%
    Canadian Natural Resources, Ltd..............  2,862,125             85,806,507                0.7%
    Suncor Energy, Inc...........................  3,145,721            103,738,099                0.8%
    Other Securities.............................                       765,180,995                6.0%
                                                                     --------------               ----
TOTAL CANADA.....................................                     1,064,931,079                8.4%
                                                                     --------------               ----
DENMARK -- (1.6%)
    Vestas Wind Systems A.S......................    774,838             70,110,338                0.6%
    Other Securities.............................                       139,084,579                1.1%
                                                                     --------------               ----
TOTAL DENMARK....................................                       209,194,917                1.7%
                                                                     --------------               ----
FINLAND -- (0.7%)
    Other Securities.............................                        86,712,680                0.7%
                                                                     --------------               ----
FRANCE -- (9.7%)
#   AXA SA.......................................  2,698,893             71,970,160                0.6%
    BNP Paribas SA...............................  1,990,380            105,954,082                0.8%
    Cie de Saint-Gobain..........................  1,557,425             63,854,347                0.5%
#   Cie Generale des Etablissements Michelin SCA.    637,668             82,457,178                0.7%
    Orange SA....................................  5,978,647             93,437,594                0.7%
#   Peugeot SA...................................  3,133,702             82,162,147                0.7%
    Renault SA...................................  1,007,824             68,760,191                0.5%
#   Total SA.....................................  6,874,996            382,186,256                3.0%
    Other Securities.............................                       314,311,691                2.5%
                                                                     --------------               ----
TOTAL FRANCE.....................................                     1,265,093,646               10.0%
                                                                     --------------               ----
GERMANY -- (6.2%)
    Bayer AG.....................................  1,485,062             98,808,321                0.8%
    Bayerische Motoren Werke AG..................  1,225,665            104,559,550                0.8%
    Daimler AG...................................  3,530,733            231,743,105                1.8%
    Other Securities.............................                       375,034,573                3.0%
                                                                     --------------               ----
TOTAL GERMANY....................................                       810,145,549                6.4%
                                                                     --------------               ----
HONG KONG -- (3.3%)
    CK Hutchison Holdings, Ltd...................  7,657,984             80,515,350                0.6%
    Sun Hung Kai Properties, Ltd.................  4,291,920             74,071,412                0.6%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
HONG KONG -- (Continued)
    Other Securities........................                    $  272,660,389                2.2%
                                                                --------------               ----
TOTAL HONG KONG.............................                       427,247,151                3.4%
                                                                --------------               ----
IRELAND -- (0.3%)
    Other Securities........................                        40,685,748                0.3%
                                                                --------------               ----
ISRAEL -- (0.5%)
    Other Securities........................                        59,148,620                0.5%
                                                                --------------               ----
ITALY -- (1.9%)
    Other Securities........................                       245,896,950                2.0%
                                                                --------------               ----
JAPAN -- (20.7%)
    Hitachi, Ltd............................  2,597,600             86,391,566                0.7%
    Honda Motor Co., Ltd....................  4,590,300            128,082,826                1.0%
    Mitsubishi Corp.........................  2,386,000             65,728,752                0.5%
    Mitsubishi UFJ Financial Group, Inc..... 11,934,650             59,214,066                0.5%
    Sumitomo Mitsui Financial Group, Inc....  2,857,600            103,862,905                0.8%
    Toyota Motor Corp.......................  3,388,190            209,764,343                1.7%
    Other Securities........................                     2,056,034,565               16.2%
                                                                --------------               ----
TOTAL JAPAN.................................                     2,709,079,023               21.4%
                                                                --------------               ----
NETHERLANDS -- (3.6%)
#   ING Groep NV............................  6,111,967             77,988,856                0.6%
    Koninklijke Ahold Delhaize NV...........  5,195,538            125,220,704                1.0%
#   Koninklijke DSM NV......................    631,262             72,198,472                0.6%
    Other Securities........................                       195,176,011                1.5%
                                                                --------------               ----
TOTAL NETHERLANDS...........................                       470,584,043                3.7%
                                                                --------------               ----
NEW ZEALAND -- (0.2%)
    Other Securities........................                        23,328,938                0.2%
                                                                --------------               ----
NORWAY -- (0.8%)
    Other Securities........................                       108,663,429                0.9%
                                                                --------------               ----
PORTUGAL -- (0.0%)
    Other Security..........................                         5,381,120                0.1%
                                                                --------------               ----
SINGAPORE -- (1.1%)
    Other Securities........................                       144,328,182                1.1%
                                                                --------------               ----
SPAIN -- (2.5%)
    Banco Santander SA...................... 46,001,071            233,196,700                1.8%
    Repsol SA...............................  3,644,863             61,848,581                0.5%
    Other Securities........................                        33,425,248                0.3%
                                                                --------------               ----
TOTAL SPAIN.................................                       328,470,529                2.6%
                                                                --------------               ----
SWEDEN -- (2.4%)
    Other Securities........................                       308,630,980                2.4%
                                                                --------------               ----
SWITZERLAND -- (8.3%)
    Cie Financiere Richemont SA.............  1,165,784             85,221,543                0.7%
    Novartis AG.............................  2,588,680            212,116,609                1.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                             PERCENTAGE
                                                 SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ----------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      UBS Group AG............................   6,275,625         $    84,152,716                0.7%
      Zurich Insurance Group AG...............     445,436             141,990,622                1.1%
      Other Securities........................                         567,427,900                4.4%
                                                                   ---------------              -----
TOTAL SWITZERLAND.............................                       1,090,909,390                8.6%
                                                                   ---------------              -----
UNITED KINGDOM -- (14.9%)
      Anglo American P.L.C....................   5,039,458             130,772,421                1.0%
      Aviva P.L.C.............................  16,319,347              91,651,527                0.7%
      BP P.L.C., Sponsored ADR................   3,666,922             160,354,499                1.3%
      British American Tobacco P.L.C..........   2,179,454              85,323,269                0.7%
      Glencore P.L.C..........................  26,606,474             105,562,725                0.8%
      HSBC Holdings P.L.C.....................  13,949,143             121,538,391                1.0%
#     HSBC Holdings P.L.C., Sponsored ADR.....   2,687,511             117,094,854                0.9%
      Lloyds Banking Group P.L.C.............. 181,694,609             148,596,224                1.2%
      Royal Dutch Shell P.L.C., Sponsored
        ADR, Class A..........................   3,293,873             209,259,728                1.7%
#     Royal Dutch Shell P.L.C., Sponsored
        ADR, Class B..........................   3,161,550             205,152,979                1.6%
      Vodafone Group P.L.C....................  58,351,986             108,235,575                0.9%
      Vodafone Group P.L.C., Sponsored ADR....   4,011,201              74,287,448                0.6%
      Other Securities........................                         387,667,371                3.0%
                                                                   ---------------              -----
TOTAL UNITED KINGDOM..........................                       1,945,497,011               15.4%
                                                                   ---------------              -----
UNITED STATES -- (0.2%)
      Other Securities........................                          28,937,048                0.2%
                                                                   ---------------              -----
TOTAL COMMON STOCKS...........................                      12,255,238,397               97.0%
                                                                   ---------------              -----
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Volkswagen AG...........................     689,777             120,436,504                0.9%
      Other Securities........................                          33,407,159                0.3%
                                                                   ---------------              -----
TOTAL GERMANY.................................                         153,843,663                1.2%
                                                                   ---------------              -----
TOTAL INVESTMENT SECURITIES...................                      12,409,082,060
                                                                   ---------------

                                                                       VALUE+
                                                           -------------------------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@(S)  The DFA Short Term Investment Fund......  56,599,536             654,913,232                5.2%
                                                                   ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $12,499,891,299)......................                     $13,063,995,292              103.4%
                                                                   ===============              =====

As of April 30, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index..........     44     06/21/19  $  4,018,498 $  4,217,400   $  198,902
S&P 500(R) Emini Index...    724     06/21/19   100,416,643  106,735,700    6,319,057
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $104,435,141 $110,953,100   $6,517,959
                                               ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
   Australia....................             -- $   750,071,312   --    $   750,071,312
   Austria......................             --       9,197,125   --          9,197,125
   Belgium......................             --     123,103,927   --        123,103,927
   Canada....................... $1,064,931,079              --   --      1,064,931,079
   Denmark......................      2,381,847     206,813,070   --        209,194,917
   Finland......................             --      86,712,680   --         86,712,680
   France.......................             --   1,265,093,646   --      1,265,093,646
   Germany......................     13,904,173     796,241,376   --        810,145,549
   Hong Kong....................             --     427,247,151   --        427,247,151
   Ireland......................      6,686,558      33,999,190   --         40,685,748
   Israel.......................             --      59,148,620   --         59,148,620
   Italy........................     37,083,898     208,813,052   --        245,896,950
   Japan........................     59,483,401   2,649,595,622   --      2,709,079,023
   Netherlands..................     30,812,663     439,771,380   --        470,584,043
   New Zealand..................             --      23,328,938   --         23,328,938
   Norway.......................        200,100     108,463,329   --        108,663,429
   Portugal.....................             --       5,381,120   --          5,381,120
   Singapore....................             --     144,328,182   --        144,328,182
   Spain........................        354,300     328,116,229   --        328,470,529
   Sweden.......................             --     308,630,980   --        308,630,980
   Switzerland..................     98,770,116     992,139,274   --      1,090,909,390
   United Kingdom...............    883,819,630   1,061,677,381   --      1,945,497,011
   United States................     28,937,048              --   --         28,937,048
Preferred Stocks
   Germany......................             --     153,843,663   --        153,843,663
Securities Lending Collateral...             --     654,913,232   --        654,913,232
Futures Contracts**.............      6,517,959              --   --          6,517,959
                                 -------------- ---------------   --    ---------------
TOTAL........................... $2,233,882,772 $10,836,630,479   --    $13,070,513,251
                                 ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                              PERCENTAGE
                                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  --------- ------------------------------- ---------------
COMMON STOCKS -- (96.7%)
COMMUNICATION SERVICES -- (2.8%)
    Other Securities.............................                    $ 98,840,560                 2.8%
                                                                     ------------                ----
CONSUMER DISCRETIONARY -- (17.8%)
    Autobacs Seven Co., Ltd......................   553,000             9,644,305                 0.3%
    DCM Holdings Co., Ltd........................   813,400             8,062,569                 0.2%
    Other Securities.............................                     622,585,449                17.7%
                                                                     ------------                ----
TOTAL CONSUMER DISCRETIONARY.....................                     640,292,323                18.2%
                                                                     ------------                ----
CONSUMER STAPLES -- (6.9%)
    Milbon Co., Ltd..............................   168,752             8,639,664                 0.3%
    Morinaga Milk Industry Co., Ltd..............   294,800             9,760,883                 0.3%
    Other Securities.............................                     229,679,406                 6.5%
                                                                     ------------                ----
TOTAL CONSUMER STAPLES...........................                     248,079,953                 7.1%
                                                                     ------------                ----
ENERGY -- (1.1%)
#   Iwatani Corp.................................   293,300             9,192,515                 0.3%
    Other Securities.............................                      30,260,652                 0.8%
                                                                     ------------                ----
TOTAL ENERGY.....................................                      39,453,167                 1.1%
                                                                     ------------                ----
FINANCIALS -- (8.1%)
    Daishi Hokuetsu Financial Group, Inc.........   293,700             8,644,070                 0.3%
    Hokuhoku Financial Group, Inc................   921,300            10,161,429                 0.3%
    Jafco Co., Ltd...............................   232,900             8,816,619                 0.3%
#   Shiga Bank, Ltd. (The).......................   338,200             8,093,591                 0.2%
    Other Securities.............................                     254,992,174                 7.2%
                                                                     ------------                ----
TOTAL FINANCIALS.................................                     290,707,883                 8.3%
                                                                     ------------                ----
HEALTH CARE -- (4.9%)
    Mani, Inc....................................   170,700             9,863,654                 0.3%
    Miraca Holdings, Inc.........................   472,500            12,110,780                 0.4%
    Other Securities.............................                     154,309,814                 4.3%
                                                                     ------------                ----
TOTAL HEALTH CARE................................                     176,284,248                 5.0%
                                                                     ------------                ----
INDUSTRIALS -- (29.1%)
    Daiseki Co., Ltd.............................   302,863             8,320,277                 0.2%
    Duskin Co., Ltd..............................   346,300             8,546,394                 0.3%
    Fujikura, Ltd................................ 1,953,600             8,060,828                 0.2%
    Funai Soken Holdings, Inc....................   308,470             8,002,785                 0.2%
    Hanwa Co., Ltd...............................   285,000             8,214,671                 0.2%
    Hazama Ando Corp............................. 1,528,900            10,281,112                 0.3%
    Inaba Denki Sangyo Co., Ltd..................   201,800             8,220,969                 0.2%
#*  Kawasaki Kisen Kaisha, Ltd...................   684,200             9,946,187                 0.3%
    Kumagai Gumi Co., Ltd........................   299,100             8,776,101                 0.3%
    Meitec Corp..................................   216,400            10,071,077                 0.3%
#   Nichias Corp.................................   480,100             9,281,448                 0.3%
    Nikkon Holdings Co., Ltd.....................   385,300             9,092,278                 0.3%
    Nishimatsu Construction Co., Ltd.............   389,300             8,444,730                 0.2%
    Nisshinbo Holdings, Inc......................   972,780             8,684,328                 0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
INDUSTRIALS -- (Continued)
      Nomura Co., Ltd.........................    318,800         $    8,917,729                 0.3%
      Okumura Corp............................    247,480              8,006,256                 0.2%
      Shinmaywa Industries, Ltd...............    707,200              8,732,442                 0.3%
      SMS Co., Ltd............................    551,200             10,697,555                 0.3%
      Sumitomo Mitsui Construction Co., Ltd...  1,393,140              9,092,070                 0.3%
      Tadano, Ltd.............................    825,100              8,729,780                 0.3%
      Tsubakimoto Chain Co....................    208,840              7,784,444                 0.2%
      Ushio, Inc..............................    799,700              9,721,789                 0.3%
      Other Securities........................                       850,533,165                23.9%
                                                                  --------------               -----
TOTAL INDUSTRIALS.............................                     1,046,158,415                29.7%
                                                                  --------------               -----
INFORMATION TECHNOLOGY -- (13.4%)
      Amano Corp..............................    379,800              9,925,195                 0.3%
#     Infomart Corp...........................    769,400             11,194,230                 0.3%
      Iriso Electronics Co., Ltd..............    154,500              8,040,836                 0.2%
      Justsystems Corp........................    270,000              7,748,460                 0.2%
      Lasertec Corp...........................    210,200              9,551,290                 0.3%
      Oki Electric Industry Co., Ltd..........    694,400              8,139,537                 0.2%
      Tokyo Seimitsu Co., Ltd.................    315,100              9,152,729                 0.3%
      Topcon Corp.............................    862,100             10,476,108                 0.3%
      Ulvac, Inc..............................    361,900             12,191,101                 0.4%
      Other Securities........................                       396,447,221                11.2%
                                                                  --------------               -----
TOTAL INFORMATION TECHNOLOGY..................                       482,866,707                13.7%
                                                                  --------------               -----
MATERIALS -- (9.9%)
      ADEKA Corp..............................    665,700             10,001,126                 0.3%
      Kureha Corp.............................    141,650              8,479,560                 0.2%
#     Mitsui Mining & Smelting Co., Ltd.......    484,900             12,611,807                 0.4%
      Nippon Light Metal Holdings Co., Ltd....  4,755,800             10,512,940                 0.3%
      Sumitomo Osaka Cement Co., Ltd..........    234,999              9,576,189                 0.3%
      Toagosei Co., Ltd.......................    871,100              9,509,470                 0.3%
      Tokyo Ohka Kogyo Co., Ltd...............    242,500              7,765,614                 0.2%
      Toyobo Co., Ltd.........................    715,200              9,332,148                 0.3%
      Other Securities........................                       277,836,700                 7.8%
                                                                  --------------               -----
TOTAL MATERIALS...............................                       355,625,554                10.1%
                                                                  --------------               -----
REAL ESTATE -- (1.6%)
      Other Securities........................                        55,706,129                 1.6%
                                                                  --------------               -----
UTILITIES -- (1.1%)
      Other Securities........................                        39,956,887                 1.1%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     3,473,971,826                98.7%
                                                                  --------------               -----

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (3.3%)
@(S)  The DFA Short Term Investment Fund...... 10,295,555            119,129,871                 3.4%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,311,087,347).......................                    $3,593,101,697               102.1%
                                                                  ==============               =====

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ---------- -------------- ------- --------------
Common Stocks
   Communication Services.......         -- $   98,840,560   --    $   98,840,560
   Consumer Discretionary....... $2,622,874    637,669,449   --       640,292,323
   Consumer Staples.............         --    248,079,953   --       248,079,953
   Energy.......................         --     39,453,167   --        39,453,167
   Financials...................         --    290,707,883   --       290,707,883
   Health Care..................         --    176,284,248   --       176,284,248
   Industrials..................         --  1,046,158,415   --     1,046,158,415
   Information Technology.......         --    482,866,707   --       482,866,707
   Materials....................         --    355,625,554   --       355,625,554
   Real Estate..................         --     55,706,129   --        55,706,129
   Utilities....................         --     39,956,887   --        39,956,887
Securities Lending Collateral...         --    119,129,871   --       119,129,871
                                 ---------- --------------   --    --------------
TOTAL........................... $2,622,874 $3,590,478,823   --    $3,593,101,697
                                 ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
COMMON STOCKS -- (95.0%)
AUSTRALIA -- (51.3%)
    ALS, Ltd................................  2,248,565          $ 12,604,830                 0.7%
    Altium, Ltd.............................    688,857            16,462,526                 1.0%
    Ansell, Ltd.............................    874,039            16,640,182                 1.0%
    Appen, Ltd..............................    685,679            12,282,560                 0.7%
    Beach Energy, Ltd.......................  6,100,551             9,148,070                 0.5%
    Breville Group, Ltd.....................    830,596            11,257,259                 0.7%
    carsales.com, Ltd.......................  1,702,940            16,178,085                 1.0%
    Cleanaway Waste Management, Ltd......... 10,528,922            16,719,843                 1.0%
#   Corporate Travel Management, Ltd........    545,523            10,264,542                 0.6%
#   Credit Corp. Group, Ltd.................    560,652             9,432,978                 0.6%
    CSR, Ltd................................  3,957,955             9,942,775                 0.6%
    Downer EDI, Ltd.........................  2,028,028            11,072,805                 0.7%
    DuluxGroup, Ltd.........................  2,924,888            20,107,769                 1.2%
    GrainCorp, Ltd., Class A................  1,833,496            11,627,510                 0.7%
#   Healthscope, Ltd........................  5,420,705             9,365,533                 0.6%
#   Independence Group NL...................  3,525,457            11,114,293                 0.7%
#   InvoCare, Ltd...........................    975,382            10,524,258                 0.6%
#   IOOF Holdings, Ltd......................  2,254,189            10,318,717                 0.6%
    IRESS, Ltd..............................  1,095,248            11,070,199                 0.7%
#   JB Hi-Fi, Ltd...........................    862,756            15,680,993                 0.9%
#   Metcash, Ltd............................  7,684,060            15,548,215                 0.9%
    Mineral Resources, Ltd..................  1,194,671            13,141,851                 0.8%
    Monadelphous Group, Ltd.................    726,646             9,704,084                 0.6%
    nib holdings, Ltd.......................  3,369,261            13,658,663                 0.8%
#   Nine Entertainment Co. Holdings, Ltd.... 11,745,187            14,477,785                 0.9%
    Orora, Ltd..............................  6,055,609            12,939,752                 0.8%
    OZ Minerals, Ltd........................  2,477,965            17,448,010                 1.0%
    Pendal Group, Ltd.......................  1,960,399            12,626,707                 0.7%
#   Perpetual, Ltd..........................    353,370            10,201,748                 0.6%
    Premier Investments, Ltd................    829,371             9,985,023                 0.6%
    Regis Resources, Ltd....................  3,349,243            11,331,219                 0.7%
*   Saracen Mineral Holdings, Ltd...........  6,775,200            13,364,005                 0.8%
#   Sims Metal Management, Ltd..............  1,382,214            10,067,792                 0.6%
#   Spark Infrastructure Group..............  9,801,431            15,635,284                 0.9%
    Steadfast Group, Ltd....................  5,773,132            13,879,219                 0.8%
    Technology One, Ltd.....................  1,774,751            11,006,789                 0.7%
*   Vocus Group, Ltd........................  3,878,951            10,685,734                 0.6%
    Webjet, Ltd.............................    897,139            10,661,960                 0.6%
    Other Securities........................                      437,954,054                25.1%
                                                                 ------------                ----
TOTAL AUSTRALIA.............................                      916,133,621                53.6%
                                                                 ------------                ----
CANADA -- (0.0%)
    Other Security..........................                          390,998                 0.0%
                                                                 ------------                ----
CHINA -- (0.2%)
    Other Securities........................                        3,634,425                 0.2%
                                                                 ------------                ----
HONG KONG -- (27.3%)
    HKBN, Ltd...............................  6,569,500            11,764,776                 0.7%
    Hopewell Holdings, Ltd..................  3,604,500            17,827,682                 1.1%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
HONG KONG -- (Continued)
      IGG, Inc................................ 12,149,000         $   15,403,135                 0.9%
#     Luk Fook Holdings International, Ltd....  3,863,000             13,841,104                 0.8%
      Vitasoy International Holdings, Ltd.....  2,209,000             11,122,740                 0.7%
      VTech Holdings, Ltd.....................  1,289,400             11,780,847                 0.7%
      Other Securities........................                       405,071,821                23.6%
                                                                  --------------               -----
TOTAL HONG KONG...............................                       486,812,105                28.5%
                                                                  --------------               -----
NEW ZEALAND -- (6.4%)
      Chorus, Ltd.............................  2,976,900             11,914,380                 0.7%
      Infratil, Ltd...........................  4,020,366             11,652,402                 0.7%
      Mainfreight, Ltd........................    459,650             10,749,200                 0.6%
      SKYCITY Entertainment Group, Ltd........  4,719,639             12,861,540                 0.8%
      Trade Me Group, Ltd.....................  2,239,106              9,621,049                 0.6%
      Other Securities........................                        56,862,428                 3.3%
                                                                  --------------               -----
TOTAL NEW ZEALAND.............................                       113,660,999                 6.7%
                                                                  --------------               -----
SINGAPORE -- (9.8%)
      Other Securities........................                       174,015,566                10.2%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     1,694,647,714                99.2%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                             1,560                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...................                     1,694,649,274
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@(S)  The DFA Short Term Investment Fund......  7,783,244             90,059,920                 5.3%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,759,922,077).....................                      $1,784,709,194               104.5%
                                                                  ==============               =====

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                          -----------------------------------------------
                          LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                          -------- -------------- -------- --------------
Common Stocks
   Australia.............       -- $  916,133,621       -- $  916,133,621
   Canada................ $390,998             --       --        390,998
   China.................       --      3,634,425       --      3,634,425
   Hong Kong.............  321,561    486,490,544       --    486,812,105
   New Zealand...........       --    113,660,999       --    113,660,999
   Singapore.............   14,042    174,001,524       --    174,015,566
Rights/Warrants
   Hong Kong.............       --          1,560       --          1,560
Securities Lending
  Collateral.............       --     90,059,920       --     90,059,920
                          -------- -------------- -------- --------------
TOTAL.................... $726,601 $1,783,982,593       -- $1,784,709,194
                          ======== ============== ======== ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
COMMON STOCKS -- (99.2%)
COMMUNICATION SERVICES -- (6.4%)
    Auto Trader Group P.L.C.................  4,801,178          $ 35,492,046                 1.5%
    Cineworld Group P.L.C...................  5,201,644            21,585,272                 0.9%
    Entertainment One, Ltd..................  2,492,334            15,523,642                 0.6%
    Inmarsat P.L.C..........................  2,400,987            17,116,231                 0.7%
    Other Securities........................                       61,292,985                 2.6%
                                                                 ------------                ----
TOTAL COMMUNICATION SERVICES................                      151,010,176                 6.3%
                                                                 ------------                ----
CONSUMER DISCRETIONARY -- (21.4%)
    B&M European Value Retail SA............  5,334,358            27,500,076                 1.1%
    Bellway P.L.C...........................    860,052            34,924,504                 1.5%
    Bovis Homes Group P.L.C.................  1,262,993            18,311,818                 0.8%
    Greene King P.L.C.......................  2,728,082            22,847,410                 1.0%
    Greggs P.L.C............................    734,900            17,259,023                 0.7%
    Inchcape P.L.C..........................  2,863,449            22,988,943                 1.0%
    JD Sports Fashion P.L.C.................  2,029,276            16,681,031                 0.7%
    Merlin Entertainments P.L.C.............  4,473,988            21,395,018                 0.9%
    Moneysupermarket.com Group P.L.C........  3,912,801            18,585,395                 0.8%
    SSP Group P.L.C.........................  2,923,877            26,576,348                 1.1%
    WH Smith P.L.C..........................    718,011            19,209,836                 0.8%
    Other Securities........................                      263,701,377                10.9%
                                                                 ------------                ----
TOTAL CONSUMER DISCRETIONARY................                      509,980,779                21.3%
                                                                 ------------                ----
CONSUMER STAPLES -- (5.2%)
    Britvic P.L.C...........................  1,760,993            21,022,606                 0.9%
    Fevertree Drinks P.L.C..................    414,912            17,059,779                 0.7%
    Tate & Lyle P.L.C.......................  3,470,820            34,787,259                 1.5%
    Other Securities........................                       50,847,976                 2.1%
                                                                 ------------                ----
TOTAL CONSUMER STAPLES......................                      123,717,620                 5.2%
                                                                 ------------                ----
ENERGY -- (4.3%)
    John Wood Group P.L.C...................  3,091,313            18,952,064                 0.8%
    Tullow Oil P.L.C........................  9,672,607            28,361,260                 1.2%
    Other Securities........................                       55,901,004                 2.3%
                                                                 ------------                ----
TOTAL ENERGY................................                      103,214,328                 4.3%
                                                                 ------------                ----
FINANCIALS -- (13.8%)
    Beazley P.L.C...........................  3,039,405            22,902,309                 1.0%
    Close Brothers Group P.L.C..............  1,032,305            20,929,857                 0.9%
    CYBG P.L.C..............................  6,092,424            16,165,895                 0.7%
    Hiscox, Ltd.............................    880,627            19,261,692                 0.8%
    IG Group Holdings P.L.C.................  2,463,141            16,385,306                 0.7%
    Intermediate Capital Group P.L.C........  1,891,309            29,227,307                 1.2%
    Man Group P.L.C......................... 10,998,653            22,537,062                 0.9%
    Phoenix Group Holdings P.L.C............  2,445,112            23,112,287                 1.0%
    Other Securities........................                      157,460,544                 6.5%
                                                                 ------------                ----
TOTAL FINANCIALS............................                      327,982,259                13.7%
                                                                 ------------                ----

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
HEALTH CARE -- (3.3%)
*     BTG P.L.C...............................  2,027,017         $   22,098,966                0.9%
      Other Securities........................                        55,787,254                2.4%
                                                                  --------------               ----
TOTAL HEALTH CARE.............................                        77,886,220                3.3%
                                                                  --------------               ----
INDUSTRIALS -- (27.3%)
      Aggreko P.L.C...........................  1,607,013             17,915,344                0.8%
      Babcock International Group P.L.C.......  2,995,017             20,559,743                0.9%
      BBA Aviation P.L.C......................  7,186,917             25,539,590                1.1%
*     Cobham P.L.C............................ 16,450,293             24,803,343                1.0%
      Diploma P.L.C...........................    752,989             15,746,971                0.7%
      G4S P.L.C...............................  8,580,996             24,252,553                1.0%
      Grafton Group P.L.C.....................  1,602,051             18,464,389                0.8%
      Hays P.L.C..............................  9,878,691             19,584,251                0.8%
      HomeServe P.L.C.........................  1,967,670             27,888,245                1.2%
      Howden Joinery Group P.L.C..............  4,476,142             29,725,561                1.2%
      IMI P.L.C...............................  1,817,981             24,967,382                1.0%
      IWG P.L.C...............................  4,123,173             18,309,774                0.8%
      Meggitt P.L.C...........................  3,974,849             28,284,320                1.2%
      Pagegroup P.L.C.........................  2,344,376             16,481,507                0.7%
      Rotork P.L.C............................  5,721,728             23,337,341                1.0%
      Travis Perkins P.L.C....................  1,643,485             29,988,227                1.3%
      Other Securities........................                       284,649,551               11.7%
                                                                  --------------               ----
TOTAL INDUSTRIALS.............................                       650,498,092               27.2%
                                                                  --------------               ----
INFORMATION TECHNOLOGY -- (5.9%)
      Electrocomponents P.L.C.................  3,231,445             27,248,613                1.1%
      Spectris P.L.C..........................    786,835             28,271,770                1.2%
      Other Securities........................                        84,851,953                3.6%
                                                                  --------------               ----
TOTAL INFORMATION TECHNOLOGY..................                       140,372,336                5.9%
                                                                  --------------               ----
MATERIALS -- (6.5%)
      RPC Group P.L.C.........................  2,589,442             26,689,032                1.1%
      Victrex P.L.C...........................    625,988             19,912,150                0.8%
      Other Securities........................                       107,836,588                4.6%
                                                                  --------------               ----
TOTAL MATERIALS...............................                       154,437,770                6.5%
                                                                  --------------               ----
REAL ESTATE -- (3.0%)
      Other Securities........................                        72,102,705                3.0%
                                                                  --------------               ----
UTILITIES -- (2.1%)
      Pennon Group P.L.C......................  2,915,542             28,482,980                1.2%
      Other Securities........................                        20,185,856                0.8%
                                                                  --------------               ----
TOTAL UTILITIES...............................                        48,668,836                2.0%
                                                                  --------------               ----
TOTAL COMMON STOCKS...........................                     2,359,871,121               98.7%
                                                                  --------------               ----

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (0.8%)
@(S)  The DFA Short Term Investment Fund......  1,636,823             18,939,683                0.8%
                                                                  --------------               ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,218,764,430).......................                    $2,378,810,804               99.5%
                                                                  ==============               ====

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
Common Stocks
   Communication Services.......   --    $  151,010,176   --    $  151,010,176
   Consumer Discretionary.......   --       509,980,779   --       509,980,779
   Consumer Staples.............   --       123,717,620   --       123,717,620
   Energy.......................   --       103,214,328   --       103,214,328
   Financials...................   --       327,982,259   --       327,982,259
   Health Care..................   --        77,886,220   --        77,886,220
   Industrials..................   --       650,498,092   --       650,498,092
   Information Technology.......   --       140,372,336   --       140,372,336
   Materials....................   --       154,437,770   --       154,437,770
   Real Estate..................   --        72,102,705   --        72,102,705
   Utilities....................   --        48,668,836   --        48,668,836
Securities Lending Collateral...   --        18,939,683   --        18,939,683
                                   --    --------------   --    --------------
TOTAL...........................   --    $2,378,810,804   --    $2,378,810,804
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
COMMON STOCKS -- (91.3%)
AUSTRIA -- (3.0%)
#   ANDRITZ AG..............................   510,397          $ 24,374,529                 0.4%
    Other Securities........................                     159,548,557                 2.9%
                                                                ------------                ----
TOTAL AUSTRIA...............................                     183,923,086                 3.3%
                                                                ------------                ----
BELGIUM -- (4.1%)
    Ackermans & van Haaren NV...............   174,099            28,051,355                 0.5%
*   Argenx SE...............................   195,734            25,084,753                 0.5%
*   Galapagos NV............................   220,186            25,291,182                 0.5%
    Other Securities........................                     170,988,413                 3.0%
                                                                ------------                ----
TOTAL BELGIUM...............................                     249,415,703                 4.5%
                                                                ------------                ----
DENMARK -- (5.1%)
#   Ambu A.S., Class B......................   755,139            21,726,594                 0.4%
    GN Store Nord A.S.......................   418,163            21,433,061                 0.4%
    Royal Unibrew A.S.......................   364,385            26,147,290                 0.5%
    SimCorp A.S.............................   277,672            27,259,105                 0.5%
    Topdanmark A.S..........................   475,380            25,649,109                 0.5%
    Other Securities........................                     187,874,547                 3.2%
                                                                ------------                ----
TOTAL DENMARK...............................                     310,089,706                 5.5%
                                                                ------------                ----
FINLAND -- (5.5%)
#   Huhtamaki Oyj...........................   732,278            28,003,154                 0.5%
    Kesko Oyj, Class B......................   447,808            23,285,971                 0.4%
#   Metso Oyj...............................   700,671            26,217,174                 0.5%
    Nokian Renkaat Oyj......................   833,611            27,942,455                 0.5%
#   Orion Oyj, Class B......................   680,891            22,703,962                 0.4%
#   Valmet Oyj..............................   919,512            25,329,801                 0.5%
    Other Securities........................                     179,505,495                 3.2%
                                                                ------------                ----
TOTAL FINLAND...............................                     332,988,012                 6.0%
                                                                ------------                ----
FRANCE -- (11.2%)
#   Edenred.................................   693,381            32,691,352                 0.6%
    Euronext NV.............................   368,245            25,586,440                 0.5%
    Eutelsat Communications SA.............. 1,246,264            22,523,516                 0.4%
    Ingenico Group SA.......................   419,926            35,441,818                 0.6%
    Rexel SA................................ 2,315,771            31,132,984                 0.6%
    Rubis SCA...............................   544,052            29,841,360                 0.5%
    Other Securities........................                     504,337,959                 9.0%
                                                                ------------                ----
TOTAL FRANCE................................                     681,555,429                12.2%
                                                                ------------                ----
GERMANY -- (16.3%)
    Bechtle AG..............................   225,300            23,193,822                 0.4%
    CTS Eventim AG & Co. KGaA...............   442,453            22,724,048                 0.4%
*   Dialog Semiconductor P.L.C..............   621,432            24,176,299                 0.4%
    Freenet AG..............................   981,903            23,070,010                 0.4%
    Hugo Boss AG............................   488,688            34,146,665                 0.6%
    K+S AG.................................. 1,567,865            31,925,446                 0.6%
    Lanxess AG..............................   561,292            32,503,778                 0.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
GERMANY -- (Continued)
    Nemetschek SE...........................    147,899          $ 27,361,339                 0.5%
    Rheinmetall AG..........................    339,164            39,081,174                 0.7%
    TAG Immobilien AG.......................  1,024,715            23,076,543                 0.4%
    TLG Immobilien AG.......................    722,981            21,299,555                 0.4%
    Other Securities........................                      687,156,773                12.3%
                                                                 ------------                ----
TOTAL GERMANY...............................                      989,715,452                17.7%
                                                                 ------------                ----
IRELAND -- (0.5%)
    Other Securities........................                       30,916,472                 0.5%
                                                                 ------------                ----
ISRAEL -- (2.8%)
    Other Securities........................                      169,958,935                 3.0%
                                                                 ------------                ----
ITALY -- (9.6%)
#*  Banco BPM SpA........................... 12,445,367            29,626,415                 0.5%
    Hera SpA................................  6,378,888            22,707,242                 0.4%
    Italgas SpA.............................  3,818,401            23,851,645                 0.4%
*   Saipem SpA..............................  5,016,428            25,445,731                 0.5%
#   Unione di Banche Italiane SpA...........  7,724,232            24,114,133                 0.4%
    Other Securities........................                      455,079,581                 8.2%
                                                                 ------------                ----
TOTAL ITALY.................................                      580,824,747                10.4%
                                                                 ------------                ----
NETHERLANDS -- (6.0%)
#   Aalberts NV.............................    686,058            26,992,853                 0.5%
    ASM International NV....................    328,973            22,429,178                 0.4%
    IMCD NV.................................    340,422            27,524,564                 0.5%
    SBM Offshore NV.........................  1,376,758            25,547,688                 0.5%
    Signify NV..............................    712,323            21,376,410                 0.4%
    Other Securities........................                      240,432,817                 4.2%
                                                                 ------------                ----
TOTAL NETHERLANDS...........................                      364,303,510                 6.5%
                                                                 ------------                ----
NORWAY -- (2.5%)
    Other Securities........................                      149,122,220                 2.7%
                                                                 ------------                ----
PORTUGAL -- (1.2%)
    Other Securities........................                       71,422,098                 1.3%
                                                                 ------------                ----
SPAIN -- (5.4%)
    Acciona SA..............................    206,462            23,945,626                 0.4%
    Cellnex Telecom SA......................    981,389            30,230,783                 0.5%
    Other Securities........................                      277,146,918                 5.0%
                                                                 ------------                ----
TOTAL SPAIN.................................                      331,323,327                 5.9%
                                                                 ------------                ----
SWEDEN -- (7.2%)
    Other Securities........................                      439,276,449                 7.9%
                                                                 ------------                ----
SWITZERLAND -- (10.9%)
    Georg Fischer AG........................     28,475            27,693,978                 0.5%
    Helvetia Holding AG.....................     44,844            28,497,194                 0.5%
    OC Oerlikon Corp. AG....................  1,622,924            21,210,174                 0.4%
    PSP Swiss Property AG...................    325,433            33,206,495                 0.6%
    VAT Group AG............................    198,115            24,623,674                 0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      Other Securities........................                    $  527,435,737                 9.5%
                                                                  --------------               -----
TOTAL SWITZERLAND.............................                       662,667,252                11.9%
                                                                  --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security..........................                         2,960,228                 0.0%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     5,550,462,626                99.3%
                                                                  --------------               -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities........................                        30,038,063                 0.5%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                            44,060                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...................                     5,580,544,749
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (8.2%)
@(S)  The DFA Short Term Investment Fund...... 43,031,340            497,915,630                 8.9%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,402,747,530).....................                      $6,078,460,379               108.7%
                                                                  ==============               =====

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------
                                               LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                              ---------- ------------ ------- ------------
Common Stocks
   Austria...................................         -- $183,923,086   --    $183,923,086
   Belgium................................... $9,504,131  239,911,572   --     249,415,703
   Denmark...................................         --  310,089,706   --     310,089,706
   Finland...................................  5,397,935  327,590,077   --     332,988,012
   France....................................         --  681,555,429   --     681,555,429
   Germany...................................         --  989,715,452   --     989,715,452
   Ireland...................................         --   30,916,472   --      30,916,472
   Israel....................................  1,019,715  168,939,220   --     169,958,935
   Italy.....................................         --  580,824,747   --     580,824,747
   Netherlands...............................    309,073  363,994,437   --     364,303,510
   Norway....................................         --  149,122,220   --     149,122,220
   Portugal..................................         --   71,422,098   --      71,422,098
   Spain.....................................         --  331,323,327   --     331,323,327
   Sweden....................................         --  439,276,449   --     439,276,449
   Switzerland...............................         --  662,667,252   --     662,667,252
   United Kingdom............................         --    2,960,228   --       2,960,228

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                   LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ----------- -------------- ------- --------------
Preferred Stocks
   Germany......................          -- $   30,038,063   --    $   30,038,063
Rights/Warrants
   Sweden.......................          --          9,338   --             9,338
   Switzerland..................          --         34,722   --            34,722
Securities Lending Collateral...          --    497,915,630   --       497,915,630
                                 ----------- --------------   --    --------------
TOTAL........................... $16,230,854 $6,062,229,525   --    $6,078,460,379
                                 =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
COMMON STOCKS -- (88.2%)
COMMUNICATION SERVICES -- (2.1%)
#   Cineplex, Inc...........................   401,438          $  7,676,974                 0.7%
    Other Securities........................                      18,660,557                 1.7%
                                                                ------------                ----
TOTAL COMMUNICATION SERVICES................                      26,337,531                 2.4%
                                                                ------------                ----
CONSUMER DISCRETIONARY -- (5.5%)
*   Great Canadian Gaming Corp..............   418,284            16,076,318                 1.4%
#   Linamar Corp............................   322,683            12,240,614                 1.1%
    Other Securities........................                      41,538,482                 3.8%
                                                                ------------                ----
TOTAL CONSUMER DISCRETIONARY................                      69,855,414                 6.3%
                                                                ------------                ----
CONSUMER STAPLES -- (4.5%)
    Cott Corp...............................   909,370            14,091,603                 1.2%
    Maple Leaf Foods, Inc...................   368,672             8,602,438                 0.8%
    North West Co., Inc. (The)..............   349,536             7,383,645                 0.7%
    Premium Brands Holdings Corp............   182,119            10,947,259                 1.0%
    Other Securities........................                      15,337,402                 1.3%
                                                                ------------                ----
TOTAL CONSUMER STAPLES......................                      56,362,347                 5.0%
                                                                ------------                ----
ENERGY -- (17.1%)
    Enerflex, Ltd...........................   661,336             9,147,239                 0.8%
#   Enerplus Corp........................... 1,620,918            14,833,511                 1.3%
    Gibson Energy, Inc......................   851,118            14,033,886                 1.3%
*   Parex Resources, Inc.................... 1,044,698            17,795,035                 1.6%
    Pason Systems, Inc......................   481,001             7,162,775                 0.6%
    ShawCor, Ltd............................   495,943             7,359,369                 0.7%
    Whitecap Resources, Inc................. 2,833,976            11,401,904                 1.0%
    Other Securities........................                     135,089,580                12.1%
                                                                ------------                ----
TOTAL ENERGY................................                     216,823,299                19.4%
                                                                ------------                ----
FINANCIALS -- (8.9%)
#   Canadian Western Bank...................   643,831            14,436,578                 1.3%
#   ECN Capital Corp........................ 2,446,608             7,834,551                 0.7%
    Element Fleet Management Corp........... 2,883,697            17,887,230                 1.6%
#   Genworth MI Canada, Inc.................   297,480             9,243,929                 0.8%
#*  Home Capital Group, Inc.................   541,770             7,659,270                 0.7%
#   Laurentian Bank of Canada...............   326,390            10,339,622                 0.9%
    Other Securities........................                      44,715,427                 4.0%
                                                                ------------                ----
TOTAL FINANCIALS............................                     112,116,607                10.0%
                                                                ------------                ----
HEALTH CARE -- (1.6%)
    Other Securities........................                      20,390,388                 1.8%
                                                                ------------                ----
INDUSTRIALS -- (9.8%)
    Aecon Group, Inc........................   501,802             7,172,881                 0.6%
*   ATS Automation Tooling Systems, Inc.....   552,999             8,854,093                 0.8%
#   NFI Group, Inc..........................   330,420             8,356,072                 0.8%
    Stantec, Inc............................   601,433            15,061,638                 1.3%
    TFI International, Inc..................   556,989            18,293,286                 1.6%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
INDUSTRIALS -- (Continued)
    Other Securities........................                   $   66,346,829                6.0%
                                                               --------------               ----
TOTAL INDUSTRIALS...........................                      124,084,799               11.1%
                                                               --------------               ----
INFORMATION TECHNOLOGY -- (3.5%)
*   Descartes Systems Group, Inc. (The).....   356,870             14,251,359                1.3%
*   Kinaxis, Inc............................   139,674              7,632,704                0.7%
    Other Securities........................                       21,999,095                1.9%
                                                               --------------               ----
TOTAL INFORMATION TECHNOLOGY................                       43,883,158                3.9%
                                                               --------------               ----
MATERIALS -- (24.6%)
    Alamos Gold, Inc., Class A.............. 2,957,288             13,730,185                1.2%
*   B2Gold Corp............................. 6,133,819             16,665,747                1.5%
*   Centerra Gold, Inc...................... 1,682,253              8,563,833                0.8%
*   Detour Gold Corp........................ 1,259,316             11,185,982                1.0%
    Hudbay Minerals, Inc.................... 1,922,188             12,798,326                1.2%
*   IAMGOLD Corp............................ 3,323,246              9,996,776                0.9%
#*  Ivanhoe Mines, Ltd., Class A............ 3,744,528              9,111,862                0.8%
    Labrador Iron Ore Royalty Corp..........   384,556              8,898,437                0.8%
#   OceanaGold Corp......................... 4,416,629             12,395,704                1.1%
    Osisko Gold Royalties, Ltd..............   956,253             10,806,657                1.0%
    Pan American Silver Corp................ 1,525,893             19,431,017                1.7%
*   SSR Mining, Inc.........................   826,105              9,508,501                0.9%
#   Stella-Jones, Inc.......................   307,602             10,504,435                0.9%
    Yamana Gold, Inc........................ 6,834,589             14,998,650                1.3%
    Other Securities........................                      142,426,129               12.7%
                                                               --------------               ----
TOTAL MATERIALS.............................                      311,022,241               27.8%
                                                               --------------               ----
REAL ESTATE -- (4.1%)
    Colliers International Group, Inc.......   224,919             14,451,763                1.3%
    FirstService Corp.......................   170,482             14,835,255                1.3%
#   Tricon Capital Group, Inc............... 1,029,132              8,181,127                0.7%
    Other Securities........................                       14,909,059                1.4%
                                                               --------------               ----
TOTAL REAL ESTATE...........................                       52,377,204                4.7%
                                                               --------------               ----
UTILITIES -- (6.5%)
    Capital Power Corp......................   724,420             16,330,137                1.5%
    Innergex Renewable Energy, Inc..........   740,781              7,829,706                0.7%
#   Northland Power, Inc....................   513,208              9,124,889                0.8%
    Superior Plus Corp...................... 1,170,310             10,203,195                0.9%
    TransAlta Corp.......................... 2,047,057             13,813,089                1.2%
#   TransAlta Renewables, Inc...............   906,016              9,380,042                0.9%
    Other Securities........................                       15,618,049                1.4%
                                                               --------------               ----
TOTAL UTILITIES.............................                       82,299,107                7.4%
                                                               --------------               ----
TOTAL COMMON STOCKS.........................                    1,115,552,095               99.8%
                                                               --------------               ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities........................                          356,902                0.0%
                                                               --------------               ----
TOTAL INVESTMENT SECURITIES.................                    1,115,908,997
                                                               --------------

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS++
                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (11.8%)
@(S)  The DFA Short Term Investment
        Fund........................... 12,859,477 $  148,797,008       13.3%
                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,501,829,776)................            $1,264,706,005      113.1%
                                                   ==============      =====

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   Communication Services....... $   26,337,531           --   --    $   26,337,531
   Consumer Discretionary.......     69,848,653 $      6,761   --        69,855,414
   Consumer Staples.............     56,362,347           --   --        56,362,347
   Energy.......................    216,172,618      650,681   --       216,823,299
   Financials...................    112,116,607           --   --       112,116,607
   Health Care..................     20,390,388           --   --        20,390,388
   Industrials..................    124,084,799           --   --       124,084,799
   Information Technology.......     43,883,158           --   --        43,883,158
   Materials....................    311,014,524        7,717   --       311,022,241
   Real Estate..................     52,377,204           --   --        52,377,204
   Utilities....................     82,299,107           --   --        82,299,107
Rights/Warrants
   Energy.......................             --          632   --               632
   Materials....................             --      356,270   --           356,270
Securities Lending Collateral...             --  148,797,008   --       148,797,008
                                 -------------- ------------   --    --------------
TOTAL........................... $1,114,886,936 $149,819,069   --    $1,264,706,005
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                               PERCENTAGE
                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ---------- ------------------------------- ---------------
COMMON STOCKS -- (95.9%)
BRAZIL -- (6.1%)
    Ambev SA, ADR................................  5,984,451         $   28,186,764                0.5%
    Petroleo Brasileiro SA.......................  2,884,877             22,042,517                0.4%
    Vale SA......................................  3,260,013             41,653,268                0.7%
    Vale SA, Sponsored ADR.......................  1,665,739             21,288,138                0.3%
    Other Securities.............................                       269,661,734                4.3%
                                                                     --------------               ----
TOTAL BRAZIL.....................................                       382,832,421                6.2%
                                                                     --------------               ----
CHILE -- (1.2%)
    Other Securities.............................                        74,256,495                1.2%
                                                                     --------------               ----
CHINA -- (17.5%)
*   Alibaba Group Holding, Ltd., Sponsored ADR...    538,538             99,936,497                1.6%
    China Construction Bank Corp., Class H....... 48,066,590             42,373,835                0.7%
    China Mobile, Ltd., Sponsored ADR............    902,501             43,022,223                0.7%
    China Overseas Land & Investment, Ltd........  5,578,000             20,898,824                0.3%
    CNOOC, Ltd., Sponsored ADR...................    104,426             18,972,116                0.3%
    Industrial & Commercial Bank of China, Ltd.,
      Class H.................................... 37,297,185             28,053,442                0.5%
    Ping An Insurance Group Co. of China, Ltd.,
      Class H....................................  3,690,000             44,666,184                0.7%
    Tencent Holdings, Ltd........................  3,697,300            182,231,202                3.0%
    Other Securities.............................                       614,155,521                9.9%
                                                                     --------------               ----
TOTAL CHINA......................................                     1,094,309,844               17.7%
                                                                     --------------               ----
COLOMBIA -- (0.4%)
    Other Securities.............................                        26,651,672                0.4%
                                                                     --------------               ----
CZECH REPUBLIC -- (0.2%)
    Other Securities.............................                        10,420,989                0.2%
                                                                     --------------               ----
EGYPT -- (0.1%)
    Other Securities.............................                         8,248,926                0.1%
                                                                     --------------               ----
GREECE -- (0.3%)
    Other Securities.............................                        17,155,055                0.3%
                                                                     --------------               ----
HUNGARY -- (0.5%)
    Other Securities.............................                        29,404,664                0.5%
                                                                     --------------               ----
INDIA -- (13.6%)
    HDFC Bank, Ltd...............................  1,383,984             46,006,901                0.8%
    Hindustan Unilever, Ltd......................    992,915             25,013,151                0.4%
    Housing Development Finance Corp., Ltd.......  1,308,824             37,558,103                0.6%
    Infosys, Ltd.................................  3,610,458             38,758,739                0.6%
    Infosys, Ltd., Sponsored ADR.................  1,695,776             18,246,550                0.3%
    ITC, Ltd.....................................  4,651,620             20,171,803                0.3%
    Reliance Industries, Ltd.....................  3,145,620             63,001,853                1.0%
    Tata Consultancy Services, Ltd...............  1,381,009             44,807,519                0.7%
    Other Securities.............................                       553,244,971                9.0%
                                                                     --------------               ----
TOTAL INDIA......................................                       846,809,590               13.7%
                                                                     --------------               ----

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
INDONESIA -- (2.7%)
    Bank Rakyat Indonesia Persero Tbk PT.... 63,168,800          $ 19,421,570                 0.3%
    Other Securities........................                      149,073,453                 2.4%
                                                                 ------------                ----
TOTAL INDONESIA.............................                      168,495,023                 2.7%
                                                                 ------------                ----
MALAYSIA -- (2.9%)
    Public Bank Bhd.........................  3,656,014            19,903,116                 0.3%
    Other Securities........................                      159,169,584                 2.6%
                                                                 ------------                ----
TOTAL MALAYSIA..............................                      179,072,700                 2.9%
                                                                 ------------                ----
MEXICO -- (3.6%)
#   America Movil S.A.B. de C.V., Series L.. 48,207,854            35,778,745                 0.6%
    Grupo Financiero Banorte S.A.B. de C.V..  2,860,580            18,125,193                 0.3%
#   Grupo Mexico S.A.B. de C.V., Series B...  6,360,255            18,670,369                 0.3%
    Wal-Mart de Mexico S.A.B. de C.V........  7,198,435            21,149,811                 0.3%
    Other Securities........................                      131,747,322                 2.2%
                                                                 ------------                ----
TOTAL MEXICO................................                      225,471,440                 3.7%
                                                                 ------------                ----
PERU -- (0.3%)
    Other Securities........................                       19,383,304                 0.3%
                                                                 ------------                ----
PHILIPPINES -- (1.4%)
    Other Securities........................                       89,688,896                 1.5%
                                                                 ------------                ----
POLAND -- (1.6%)
    Other Securities........................                       98,829,705                 1.6%
                                                                 ------------                ----
RUSSIA -- (1.8%)
    Sberbank of Russia PJSC, Sponsored ADR..  1,818,206            26,062,001                 0.4%
    Other Securities........................                       86,130,618                 1.4%
                                                                 ------------                ----
TOTAL RUSSIA................................                      112,192,619                 1.8%
                                                                 ------------                ----
SOUTH AFRICA -- (7.2%)
    Absa Group, Ltd.........................  2,048,444            23,597,404                 0.4%
    AngloGold Ashanti, Ltd., Sponsored ADR..  1,637,102            19,317,804                 0.3%
    FirstRand, Ltd..........................  4,821,116            22,943,864                 0.4%
#   MTN Group, Ltd..........................  4,040,869            29,276,612                 0.5%
    Naspers, Ltd., Class N..................    269,196            69,250,754                 1.1%
    Sanlam, Ltd.............................  3,708,837            19,859,275                 0.3%
    Sasol, Ltd., Sponsored ADR..............    742,393            24,498,969                 0.4%
    Standard Bank Group, Ltd................  2,064,368            28,830,652                 0.5%
    Other Securities........................                      214,950,739                 3.4%
                                                                 ------------                ----
TOTAL SOUTH AFRICA..........................                      452,526,073                 7.3%
                                                                 ------------                ----
SOUTH KOREA -- (15.5%)
    Hana Financial Group, Inc...............    580,821            18,319,521                 0.3%
    Samsung Electronics Co., Ltd............  4,912,950           193,163,506                 3.1%
    Samsung Electronics Co., Ltd., GDR......     52,509            51,978,277                 0.9%
    SK Hynix, Inc...........................    821,484            55,590,456                 0.9%
    Other Securities........................                      646,096,439                10.5%
                                                                 ------------                ----
TOTAL SOUTH KOREA...........................                      965,148,199                15.7%
                                                                 ------------                ----

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
TAIWAN -- (15.0%)
      Hon Hai Precision Industry Co., Ltd.....  9,612,322         $   27,061,841                 0.4%
#     Largan Precision Co., Ltd...............    133,860             20,095,388                 0.3%
      Taiwan Semiconductor Manufacturing Co.,
        Ltd................................... 22,792,808            191,369,111                 3.1%
      Taiwan Semiconductor Manufacturing Co.,
        Ltd., Sponsored ADR...................  1,789,741             78,426,451                 1.3%
      Other Securities........................                       620,320,838                10.1%
                                                                  --------------               -----
TOTAL TAIWAN..................................                       937,273,629                15.2%
                                                                  --------------               -----
THAILAND -- (3.2%)
      PTT PCL................................. 16,434,000             25,094,988                 0.4%
      Other Securities........................                       177,327,749                 2.9%
                                                                  --------------               -----
TOTAL THAILAND................................                       202,422,737                 3.3%
                                                                  --------------               -----
TURKEY -- (0.8%)
      Other Securities........................                        51,418,506                 0.8%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     5,992,012,487                97.1%
                                                                  --------------               -----
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.7%)
      Banco Bradesco SA.......................  2,296,111             20,834,875                 0.3%
      Itau Unibanco Holding SA................  4,269,308             36,834,228                 0.6%
      Petroleo Brasileiro SA..................  2,860,161             19,774,799                 0.3%
      Other Securities........................                        26,403,911                 0.5%
                                                                  --------------               -----
TOTAL BRAZIL..................................                       103,847,813                 1.7%
                                                                  --------------               -----
CHILE -- (0.0%)
      Other Security..........................                         1,413,439                 0.0%
                                                                  --------------               -----
COLOMBIA -- (0.1%)
      Other Securities........................                         5,724,032                 0.1%
                                                                  --------------               -----
SOUTH KOREA -- (0.0%)
      Other Security..........................                           208,929                 0.0%
                                                                  --------------               -----
TOTAL PREFERRED STOCKS........................                       111,194,213                 1.8%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                           992,875                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...................                     6,104,199,575
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment Fund...... 12,258,452            141,842,552                 2.3%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,301,030,994).....................                      $6,246,042,127               101.2%
                                                                  ==============               =====

THE EMERGING MARKETS SERIES

CONTINUED

As of April 30, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                                 NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                      --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..    650     06/21/19  $33,804,604 $35,106,500   $1,301,896
S&P 500(R) Emini Index..........     49     06/21/19    6,853,285   7,223,825      370,540
                                                      ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.........                      $40,657,889 $42,330,325   $1,672,436
                                                      =========== ===========   ==========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
   Brazil....................... $  382,832,421             --   --    $  382,832,421
   Chile........................     74,256,495             --   --        74,256,495
   China........................    257,305,215 $  837,004,629   --     1,094,309,844
   Colombia.....................     26,651,672             --   --        26,651,672
   Czech Republic...............             --     10,420,989   --        10,420,989
   Egypt........................        542,458      7,706,468   --         8,248,926
   Greece.......................             --     17,155,055   --        17,155,055
   Hungary......................             --     29,404,664   --        29,404,664
   India........................     36,805,079    810,004,511   --       846,809,590
   Indonesia....................      5,263,544    163,231,479   --       168,495,023
   Malaysia.....................             --    179,072,700   --       179,072,700
   Mexico.......................    225,471,440             --   --       225,471,440
   Peru.........................     19,383,304             --   --        19,383,304
   Philippines..................      2,885,016     86,803,880   --        89,688,896
   Poland.......................             --     98,829,705   --        98,829,705
   Russia.......................     17,106,339     95,086,280   --       112,192,619
   South Africa.................     59,423,775    393,102,298   --       452,526,073
   South Korea..................     30,462,600    934,685,599   --       965,148,199
   Taiwan.......................     88,812,700    848,460,929   --       937,273,629
   Thailand.....................    202,422,737             --   --       202,422,737
   Turkey.......................        385,434     51,033,072   --        51,418,506
Preferred Stocks
   Brazil.......................    103,847,813             --   --       103,847,813
   Chile........................      1,413,439             --   --         1,413,439
   Colombia.....................      5,724,032             --   --         5,724,032
   South Korea..................             --        208,929   --           208,929
Rights/Warrants
   India........................             --        821,388   --           821,388
   South Korea..................             --        171,487   --           171,487
Securities Lending Collateral...             --    141,842,552   --       141,842,552
Futures Contracts**.............      1,672,436             --   --         1,672,436
                                 -------------- --------------   --    --------------
TOTAL........................... $1,542,667,949 $4,705,046,614   --    $6,247,714,563
                                 ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.7%)
BRAZIL -- (7.7%)
*   Azul SA, ADR.....................................................    461,836         $   11,989,225                0.2%
    BR Malls Participacoes SA........................................  8,819,000             27,664,099                0.4%
    Cia de Saneamento de Minas Gerais-COPASA.........................    700,092             12,319,591                0.2%
    Cia de Saneamento do Parana......................................    845,507             16,905,396                0.2%
*   Cia Siderurgica Nacional SA......................................  5,378,927             19,945,831                0.3%
    CVC Brasil Operadora e Agencia de Viagens SA.....................  1,279,587             18,532,490                0.3%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes..........  3,078,900             13,961,093                0.2%
    EDP - Energias do Brasil SA......................................  3,355,514             14,984,328                0.2%
    Equatorial Energia SA............................................  1,832,058             38,359,634                0.6%
    Estacio Participacoes SA.........................................  3,056,890             21,189,531                0.3%
    MRV Engenharia e Participacoes SA................................  3,320,154             12,286,204                0.2%
    Sul America SA...................................................  2,954,999             23,512,786                0.3%
    Transmissora Alianca de Energia Eletrica SA......................  3,505,351             23,466,748                0.3%
    Other Securities.................................................                       300,316,724                4.2%
                                                                                         --------------               ----
TOTAL BRAZIL.........................................................                       555,433,680                7.9%
                                                                                         --------------               ----
CHILE -- (1.7%)
    Parque Arauco SA.................................................  5,935,365             16,387,320                0.2%
    Other Securities.................................................                       103,000,636                1.5%
                                                                                         --------------               ----
TOTAL CHILE..........................................................                       119,387,956                1.7%
                                                                                         --------------               ----
CHINA -- (17.1%)
    3SBio, Inc.......................................................  6,733,500             12,449,665                0.2%
#   Alibaba Pictures Group, Ltd...................................... 59,170,000             13,299,236                0.2%
    Far East Horizon, Ltd............................................ 11,914,000             13,243,295                0.2%
    Kingboard Holdings, Ltd..........................................  4,077,921             13,295,945                0.2%
#   Kingdee International Software Group Co., Ltd.................... 15,099,200             18,533,768                0.3%
    Kingsoft Corp., Ltd..............................................  4,644,000             11,895,212                0.2%
    KWG Group Holdings, Ltd.......................................... 10,440,950             12,245,803                0.2%
*   Li Ning Co., Ltd................................................. 13,365,500             24,281,313                0.4%
    Shenzhen International Holdings, Ltd.............................  7,648,867             16,533,846                0.2%
*   Vipshop Holdings, Ltd., ADR......................................  1,952,438             16,810,491                0.3%
*   YY, Inc., ADR....................................................    213,182             18,037,329                0.3%
    Other Securities.................................................                     1,057,133,547               14.8%
                                                                                         --------------               ----
TOTAL CHINA..........................................................                     1,227,759,450               17.5%
                                                                                         --------------               ----
COLOMBIA -- (0.3%)
    Other Securities.................................................                        19,554,766                0.3%
                                                                                         --------------               ----
GREECE -- (0.3%)
    Other Securities.................................................                        23,674,446                0.3%
                                                                                         --------------               ----
HONG KONG -- (0.0%)
    Other Securities.................................................                         2,151,950                0.0%
                                                                                         --------------               ----
HUNGARY -- (0.2%)
    Other Securities.................................................                        12,103,469                0.2%
                                                                                         --------------               ----

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
INDIA -- (10.6%)
    Other Securities.................................................                   $  760,698,080               10.8%
                                                                                        --------------               ----
INDONESIA -- (2.9%)
    Other Securities.................................................                      211,855,564                3.0%
                                                                                        --------------               ----
MALAYSIA -- (3.2%)
    Other Securities.................................................                      230,579,192                3.3%
                                                                                        --------------               ----
MEXICO -- (3.0%)
#   Alsea S.A.B. de C.V.............................................. 5,525,277             12,340,084                0.2%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V............... 3,537,370             21,784,650                0.3%
#   Megacable Holdings S.A.B. de C.V................................. 2,879,356             12,651,837                0.2%
#   Regional S.A.B. de C.V........................................... 2,221,228             12,021,363                0.2%
    Other Securities.................................................                      158,936,048                2.2%
                                                                                        --------------               ----
TOTAL MEXICO.........................................................                      217,733,982                3.1%
                                                                                        --------------               ----
PHILIPPINES -- (1.3%)
    Other Securities.................................................                       96,687,685                1.4%
                                                                                        --------------               ----
POLAND -- (1.2%)
    Other Securities.................................................                       88,316,051                1.3%
                                                                                        --------------               ----
RUSSIA -- (0.1%)
    Other Securities.................................................                        4,973,740                0.1%
                                                                                        --------------               ----
SINGAPORE -- (0.0%)
    Other Security...................................................                           91,081                0.0%
                                                                                        --------------               ----
SOUTH AFRICA -- (7.0%)
    African Rainbow Minerals, Ltd.................................... 1,208,962             14,401,024                0.2%
#   AVI, Ltd......................................................... 3,729,371             23,968,792                0.4%
    Barloworld, Ltd.................................................. 2,368,295             21,154,744                0.3%
    Clicks Group, Ltd................................................ 1,797,110             24,595,487                0.4%
#   Foschini Group, Ltd. (The)....................................... 1,192,037             15,445,212                0.2%
#*  Impala Platinum Holdings, Ltd.................................... 5,690,288             22,884,594                0.3%
    Life Healthcare Group Holdings, Ltd.............................. 7,682,011             14,011,840                0.2%
*   Northam Platinum, Ltd............................................ 3,302,942             13,769,003                0.2%
#   Pick n Pay Stores, Ltd........................................... 4,055,742             19,691,131                0.3%
    SPAR Group, Ltd. (The)........................................... 2,053,140             27,876,462                0.4%
#   Telkom SA SOC, Ltd............................................... 2,845,745             16,937,175                0.3%
    Truworths International, Ltd..................................... 4,396,568             23,311,535                0.3%
    Other Securities.................................................                      262,142,433                3.6%
                                                                                        --------------               ----
TOTAL SOUTH AFRICA...................................................                      500,189,432                7.1%
                                                                                        --------------               ----
SOUTH KOREA -- (16.1%)
    Other Securities.................................................                    1,160,385,284               16.5%
                                                                                        --------------               ----
TAIWAN -- (17.4%)
#   Walsin Technology Corp........................................... 2,159,793             13,354,593                0.2%
    Other Securities.................................................                    1,235,459,922               17.6%
                                                                                        --------------               ----
TOTAL TAIWAN.........................................................                    1,248,814,515               17.8%
                                                                                        --------------               ----
THAILAND -- (3.6%)
    Other Securities.................................................                      258,656,034                3.7%
                                                                                        --------------               ----

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                                            PERCENTAGE
                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                               ---------- ------------------------------- ---------------
TURKEY -- (1.0%)
      Other Securities........                    $   71,761,026                 1.0%
                                                  --------------               -----
TOTAL COMMON STOCKS...........                     6,810,807,383                97.0%
                                                  --------------               -----
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.8%)
      Banco do Estado do Rio
        Grande do Sul SA......  1,957,792             12,192,824                 0.2%
      Cia Energetica de Minas
        Gerais................  5,786,382             21,751,873                 0.3%
      Cia Energetica de Sao
        Paulo.................  2,043,355             13,455,262                 0.2%
      Other Securities........                        77,584,553                 1.1%
                                                  --------------               -----
TOTAL BRAZIL..................                       124,984,512                 1.8%
                                                  --------------               -----
CHILE -- (0.0%)
      Other Security..........                         1,574,770                 0.0%
                                                  --------------               -----
COLOMBIA -- (0.0%)
      Other Securities........                         1,921,495                 0.0%
                                                  --------------               -----
TOTAL PREFERRED STOCKS........                       128,480,777                 1.8%
                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........                           528,546                 0.0%
                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...                     6,939,816,706
                                                  --------------

                                                      VALUE+
                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (3.5%)
@(S)  The DFA Short Term
        Investment Fund....... 21,799,826            252,245,784                 3.6%
                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $6,909,001,073).......                    $7,192,062,490               102.4%
                                                  ==============               =====

As of April 30, 2019, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                                 NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                      --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..    650     06/21/19  $33,805,254 $35,106,500   $1,301,246
S&P 500(R) Emini Index..........     88     06/21/19   12,493,609  12,973,400      479,791
                                                      ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.........                      $46,298,863 $48,079,900   $1,781,037
                                                      =========== ===========   ==========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       --------------------------------------------------
                                         LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                       ------------ -------------- ------- --------------
Common Stocks
   Brazil............................. $555,433,680             --   --    $  555,433,680
   Chile..............................  119,387,956             --   --       119,387,956
   China..............................   93,322,215 $1,134,437,235   --     1,227,759,450

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
   Colombia..................... $   19,554,766             --   --    $   19,554,766
   Greece.......................             -- $   23,674,446   --        23,674,446
   Hong Kong....................         34,220      2,117,730   --         2,151,950
   Hungary......................             --     12,103,469   --        12,103,469
   India........................      5,338,776    755,359,304   --       760,698,080
   Indonesia....................        493,122    211,362,442   --       211,855,564
   Malaysia.....................             --    230,579,192   --       230,579,192
   Mexico.......................    217,713,068         20,914   --       217,733,982
   Philippines..................             --     96,687,685   --        96,687,685
   Poland.......................             --     88,316,051   --        88,316,051
   Russia.......................      4,973,740             --   --         4,973,740
   Singapore....................             --         91,081   --            91,081
   South Africa.................     12,586,386    487,603,046   --       500,189,432
   South Korea..................         48,988  1,160,336,296   --     1,160,385,284
   Taiwan.......................         88,400  1,248,726,115   --     1,248,814,515
   Thailand.....................    258,351,562        304,472   --       258,656,034
   Turkey.......................             --     71,761,026   --        71,761,026
Preferred Stocks
   Brazil.......................    124,984,512             --   --       124,984,512
   Chile........................      1,574,770             --   --         1,574,770
   Colombia.....................      1,921,495             --   --         1,921,495
Rights/Warrants
   Brazil.......................             --         17,753   --            17,753
   Hong Kong....................             --          3,496   --             3,496
   Indonesia....................             --        245,564   --           245,564
   South Korea..................             --        261,733   --           261,733
Securities Lending Collateral...             --    252,245,784   --       252,245,784
Futures Contracts**.............      1,781,037             --   --         1,781,037
                                 -------------- --------------   --    --------------
TOTAL........................... $1,417,588,693 $5,776,254,834   --    $7,193,843,527
                                 ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                  THE JAPANESE   THE ASIA
                                     THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                       CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                        SERIES*     VALUE SERIES*   SERIES*       SERIES*
                                     -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including
  $935,183, $622,830, $212,620 and
  $254,133 of securities on loan,
  respectively).....................  $30,014,048    $12,409,082   $3,473,972   $1,694,649
Temporary Cash Investments at
  Value & Cost......................      276,183             --           --           --
Collateral from Securities on Loan
  Invested in Affiliate at Value
  (including cost of $703,934,
  $654,878, $119,117 and $90,052)...      703,998        654,913      119,130       90,060
Segregated Cash for Futures
  Contracts.........................        9,103          4,759           --           --
Foreign Currencies at Value.........            7         33,211          254        3,446
Cash................................           --        123,105        3,013          903
Receivables:
   Investment Securities Sold.......           --         22,124        3,669        7,724
   Dividends and Interest...........       39,398         94,005       38,084        1,264
   Securities Lending Income........          134            708          661          512
   Futures Margin Variation.........          405            203           --           --
Unrealized Gain on Foreign
  Currency Contracts................           --             14           --           --
Prepaid Expenses and Other Assets...           39             16            4            2
                                      -----------    -----------   ----------   ----------
       Total Assets.................   31,043,315     13,342,140    3,638,787    1,798,560
                                      -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.      703,931        654,900      119,158       90,044
   Investment Securities Purchased..       21,862         44,204           --           19
   Due to Advisor...................        2,469          2,076          289          141
Unrealized Loss on Foreign
  Currency Contracts................           --              1           --           --
Accrued Expenses and Other
  Liabilities.......................        2,415          1,308          510          254
                                      -----------    -----------   ----------   ----------
       Total Liabilities............      730,677        702,489      119,957       90,458
                                      -----------    -----------   ----------   ----------
NET ASSETS..........................  $30,312,638    $12,639,651   $3,518,830   $1,708,102
                                      ===========    ===========   ==========   ==========
Investments at Cost.................  $22,181,523    $11,845,013   $3,191,970   $1,669,870
                                      ===========    ===========   ==========   ==========
Foreign Currencies at Cost..........  $         8    $    33,305   $      254   $    3,445
                                      ===========    ===========   ==========   ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                            THE
                           THE UNITED   CONTINENTAL THE CANADIAN
                          KINGDOM SMALL    SMALL       SMALL     THE EMERGING THE EMERGING
                             COMPANY      COMPANY     COMPANY      MARKETS    MARKETS SMALL
                             SERIES*      SERIES*     SERIES*      SERIES*     CAP SERIES*
                          ------------- ----------- ------------ ------------ -------------
ASSETS:
Investments at
  Value (including
  $17,774,
  $573,632,
  $193,496,
  $224,349 and
  $698,381 of
  securities on
  loan,
  respectively)..........  $2,359,871   $5,580,545   $1,115,909   $6,104,199   $6,939,817
Collateral from
  Securities on
  Loan Invested in
  Affiliate at
  Value (including
  cost of $18,936,
  $497,869,
  $148,781,
  $141,826 and
  $252,219)..............      18,940      497,916      148,797      141,843      252,246
Segregated Cash for
  Futures Contracts......          --           --           --        1,999        2,244
Foreign Currencies
  at Value...............          71        2,223          553       31,282       49,446
Cash.....................      10,718           --          757       32,057       25,847
Receivables:
   Investment
     Securities Sold.....       3,075        4,719           59        4,603        5,277
   Dividends,
     Interest and
     Tax Reclaims........      16,486       18,287          916        8,997       11,611
   Securities
     Lending Income......          33        1,515          355          458        3,326
Unrealized Gain on
  Foreign Currency
  Contracts..............          --           --           --           --            1
Prepaid Expenses
  and Other Assets.......           3            5            1            7            8
                           ----------   ----------   ----------   ----------   ----------
       Total Assets......   2,409,197    6,105,210    1,267,347    6,325,445    7,289,823
                           ----------   ----------   ----------   ----------   ----------
LIABILITIES:
Payables:
   Upon Return of
     Securities
     Loaned..............      18,940      497,927      148,774      141,834      252,189
   Investment
     Securities
     Purchased...........          --           --           --        7,138        8,906
   Due to Advisor........         196          458           94          511        1,168
   Line of Credit........          --       16,411           --           --           --
   Futures Margin
     Variation...........          --           --           --           35           24
Unrealized Loss on
  Foreign Currency
  Contracts..............          --           --           --           --            2
Deferred Taxes
  Payable................          --           --           --        5,698           --
Accrued Expenses
  and Other
  Liabilities............         224          646          124          959        1,295
                           ----------   ----------   ----------   ----------   ----------
       Total
         Liabilities.....      19,360      515,442      148,992      156,175      263,584
                           ----------   ----------   ----------   ----------   ----------
NET ASSETS...............  $2,389,837   $5,589,768   $1,118,355   $6,169,270   $7,026,239
                           ==========   ==========   ==========   ==========   ==========
Investments at Cost......  $2,199,828   $4,904,878   $1,353,048   $4,159,205   $6,656,782
                           ==========   ==========   ==========   ==========   ==========
Foreign Currencies
  at Cost................  $       71   $    2,222   $      551   $   31,462   $   49,584
                           ==========   ==========   ==========   ==========   ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                THE JAPANESE   THE ASIA
                                   THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                     CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                      SERIES#     VALUE SERIES#   SERIES#       SERIES#
                                   -------------- ------------- ------------ -------------
INVESTMENT INCOME
   Dividends (Net of
     Foreign Taxes
     Withheld of $0,
     $21,757, $4,868 and
     $395, respectively)..........   $  370,467     $219,846     $  43,808     $ 27,716
   Income from
     Securities Lending...........          925        3,108         5,323        3,214
                                     ----------     --------     ---------     --------
          Total
            Investment
            Income................      371,392      222,954        49,131       30,930
                                     ----------     --------     ---------     --------
EXPENSES
   Investment Management
     Fees.........................       14,269       11,950         1,773          843
   Accounting & Transfer
     Agent Fees...................          597          259            83           46
   Custodian Fees.................          146          486           298          201
   Shareholders' Reports..........           --            3             5            5
   Directors'/Trustees'
     Fees & Expenses..............          109           46            14            7
   Professional Fees..............          190           92            29           13
   Other..........................          297          173            60           26
                                     ----------     --------     ---------     --------
          Total Expenses..........       15,608       13,009         2,262        1,141
                                     ----------     --------     ---------     --------
   Fees Paid Indirectly
     (Note C).....................           --         (275)          (16)          (8)
                                     ----------     --------     ---------     --------
   Net Expenses...................       15,608       12,734         2,246        1,133
                                     ----------     --------     ---------     --------
   NET INVESTMENT INCOME
     (LOSS).......................      355,784      210,220        46,885       29,797
                                     ----------     --------     ---------     --------
REALIZED AND UNREALIZED
  GAIN (LOSS)
   Net Realized Gain
     (Loss) on:
       Investment
         Securities
         Sold**...................      496,183      (24,686)       21,832        6,420
       Affiliated
         Investment
         Companies
         Shares Sold..............           32            6            --            3
       Futures....................      (15,917)      (4,510)           --           --
       Foreign Currency
         Transactions.............           --         (192)          (58)        (138)
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment
         Securities and
         Foreign Currency.........      399,563      345,308      (129,802)     119,802
       Affiliated
         Investment
         Companies Shares.........           41           (7)           12            7
       Futures....................       26,331       13,309            --           --
       Translation of
         Foreign
         Currency-Denominated
         Amounts..................           --         (395)         (331)          38
                                     ----------     --------     ---------     --------
   NET REALIZED AND
     UNREALIZED GAIN
     (LOSS).......................      906,233      328,833      (108,347)     126,132
                                     ----------     --------     ---------     --------
NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  OPERATIONS......................   $1,262,017     $539,053     $ (61,462)    $155,929
                                     ==========     ========     =========     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                        THE
                                       THE UNITED   CONTINENTAL THE CANADIAN              THE EMERGING
                                      KINGDOM SMALL    SMALL       SMALL     THE EMERGING   MARKETS
                                         COMPANY      COMPANY     COMPANY      MARKETS     SMALL CAP
                                         SERIES#      SERIES#     SERIES#      SERIES#      SERIES#
                                      ------------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
   Dividends (Net of Foreign
     Taxes Withheld of $46,
     $8,850, $1,978, $6,235
     and $5,900, respectively).......   $ 36,531     $ 53,581     $ 11,352     $ 51,504     $ 49,854
   Income from Securities
     Lending.........................        197        7,327        2,441        2,229       19,963
                                        --------     --------     --------     --------     --------
          Total Investment
            Income...................     36,728       60,908       13,793       53,733       69,817
                                        --------     --------     --------     --------     --------
EXPENSES
   Investment Management Fees........      1,106        2,638          545        2,892        6,681
   Accounting & Transfer
     Agent Fees......................         55          120           31          131          149
   Custodian Fees....................         60          420           41          999        1,295
   Shareholders' Reports.............          5            5            5            5            5
   Directors'/Trustees'
     Fees & Expenses.................          8           20            5           22           26
   Professional Fees.................         17           42            8           57           83
   Other.............................         32           87           15           81          103
                                        --------     --------     --------     --------     --------
          Total Expenses.............      1,283        3,332          650        4,187        8,342
                                        --------     --------     --------     --------     --------
   Fees Paid Indirectly
     (Note C)........................        (28)         (58)         (15)        (212)         (85)
                                        --------     --------     --------     --------     --------
   Net Expenses......................      1,255        3,274          635        3,975        8,257
                                        --------     --------     --------     --------     --------
   NET INVESTMENT INCOME
     (LOSS)..........................     35,473       57,634       13,158       49,758       61,560
                                        --------     --------     --------     --------     --------
REALIZED AND UNREALIZED GAIN
  (LOSS)
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold**......................     62,689      228,084      (66,264)     (12,998)      74,965
       Affiliated Investment
         Companies Shares Sold.......          2            3           --            6            3
       Futures.......................         --           --           --        2,085       (1,378)
       Foreign Currency
         Transactions................       (106)         (38)         153          259         (533)
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency........    113,785       95,642       41,971      624,082      765,084
       Affiliated Investment
         Companies Shares............          2           34           12            6           22
       Futures.......................         --           --           --        4,378        4,880
       Translation of Foreign
         Currency-Denominated
         Amounts.....................        179          (27)           7          (12)          32
                                        --------     --------     --------     --------     --------
   NET REALIZED AND
     UNREALIZED GAIN (LOSS)..........    176,551      323,698      (24,121)     617,806      843,075
                                        --------     --------     --------     --------     --------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS.........................   $212,024     $381,332     $(10,963)    $667,564     $904,635
                                        ========     ========     ========     ========     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                THE U.S. LARGE CAP VALUE    THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                         SERIES                 VALUE SERIES            COMPANY SERIES
                                                ------------------------  ------------------------  ----------------------
                                                SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS     YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED       ENDED
                                                  APR 30,      OCT 31,      APR 30,      OCT 31,      APR 30,     OCT 31,
                                                   2019         2018         2019         2018         2019        2018
                                                -----------  -----------  -----------  -----------  ----------- ----------
                                                (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   355,784  $   633,952  $   210,220  $   420,496  $   46,885  $   80,378
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /.......     496,183    1,506,250      (24,686)     410,722      21,832     229,342
       Affiliated Investment Companies
         Shares Sold...........................          32          (48)           6         (107)         --        (137)
       Futures.................................     (15,917)      32,885       (4,510)      13,338          --          --
       Foreign Currency Transactions...........          --           --         (192)      (5,911)        (58)     (2,149)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................     399,563   (1,356,683)     345,308   (1,897,300)   (129,802)   (628,895)
       Affiliated Investment Companies
         Shares................................          41          (15)          (7)          55          12          71
       Futures.................................      26,331      (21,778)      13,309       (9,675)         --          --
       Translation of Foreign Currency-
         Denominated Amounts...................          --           --         (395)        (613)       (331)        280
                                                -----------  -----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................   1,262,017      794,563      539,053   (1,068,995)    (61,462)   (321,110)
                                                -----------  -----------  -----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...............................   2,611,532    2,333,386      438,560    1,051,133      52,591     364,251
   Withdrawals.................................  (2,803,706)  (1,561,700)    (491,302)    (560,948)   (306,396)   (198,093)
                                                -----------  -----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...........    (192,174)     771,686      (52,742)     490,185    (253,805)    166,158
                                                -----------  -----------  -----------  -----------  ----------  ----------
          Total Increase (Decrease) in
            Net Assets.........................   1,069,843    1,566,249      486,311     (578,810)   (315,267)   (154,952)
NET ASSETS
   Beginning of Period.........................  29,242,795   27,676,546   12,153,340   12,732,150   3,834,097   3,989,049
                                                -----------  -----------  -----------  -----------  ----------  ----------
   End of Period............................... $30,312,638  $29,242,795  $12,639,651  $12,153,340  $3,518,830  $3,834,097
                                                ===========  ===========  ===========  ===========  ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                                    COMPANY SERIES          COMPANY SERIES            COMPANY SERIES
                                                ----------------------  ----------------------   -----------------------
                                                SIX MONTHS     YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                                   ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                                  APR 30,     OCT 31,     APR 30,      OCT 31,     APR 30,     OCT 31,
                                                   2019        2018        2019         2018        2019        2018
                                                ----------- ----------  -----------  ----------  ----------- -----------
                                                (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   29,797  $   76,219  $   35,473   $   76,805  $   57,634  $   152,247
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /.......      6,420     (55,523)     62,689       85,120     228,084      319,242
       Affiliated Investment Companies
         Shares Sold...........................          3         (60)          2           (9)          3         (101)
       Futures.................................         --        (134)         --           --          --          161
       Foreign Currency Transactions...........       (138)       (898)       (106)      (1,153)        (38)      (2,498)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................    119,802    (175,750)    113,785     (373,044)     95,642   (1,131,028)
       Affiliated Investment Companies
         Shares................................          7          42           2           --          34           78
       Translation of Foreign Currency-
         Denominated Amounts...................         38          (7)        179         (181)        (27)        (371)
                                                ----------  ----------  ----------   ----------  ----------  -----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................    155,929    (156,111)    212,024     (212,462)    381,332     (662,270)
                                                ----------  ----------  ----------   ----------  ----------  -----------
Transactions in Interest:
   Contributions...............................     22,840     199,024      83,684      120,516     201,212      480,253
   Withdrawals.................................   (201,038)   (128,247)    (94,696)     (49,141)   (415,036)    (146,782)
                                                ----------  ----------  ----------   ----------  ----------  -----------
          Net Increase (Decrease) from
            Transactions in Interest...........   (178,198)     70,777     (11,012)      71,375    (213,824)     333,471
                                                ----------  ----------  ----------   ----------  ----------  -----------
          Total Increase (Decrease) in
            Net Assets.........................    (22,269)    (85,334)    201,012     (141,087)    167,508     (328,799)
NET ASSETS
   Beginning of Period.........................  1,730,371   1,815,705   2,188,825    2,329,912   5,422,260    5,751,059
                                                ----------  ----------  ----------   ----------  ----------  -----------
   End of Period............................... $1,708,102  $1,730,371  $2,389,837   $2,188,825  $5,589,768  $ 5,422,260
                                                ==========  ==========  ==========   ==========  ==========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  THE CANADIAN SMALL      THE EMERGING MARKETS     THE EMERGING MARKETS
                                                    COMPANY SERIES               SERIES              SMALL CAP SERIES
                                                ----------------------  -----------------------  -----------------------
                                                SIX MONTHS     YEAR     SIX MONTHS     YEAR      SIX MONTHS     YEAR
                                                   ENDED       ENDED       ENDED       ENDED        ENDED       ENDED
                                                  APR 30,     OCT 31,     APR 30,     OCT 31,      APR 30,     OCT 31,
                                                   2019        2018        2019        2018         2019        2018
                                                ----------- ----------  ----------- -----------  ----------- -----------
                                                (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   13,158  $   25,307  $   49,758  $   149,893  $   61,560  $   206,734
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /.......    (66,264)     27,505     (12,998)      83,224      74,965      190,607
       Affiliated Investment Companies
         Shares Sold...........................         --         (19)          6          (12)          3            3
       Futures.................................         --          --       2,085       (2,079)     (1,378)        (241)
       Foreign Currency Transactions...........        153         120         259       (1,530)       (533)      (5,175)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................     41,971    (185,376)    624,082     (948,414)    765,084   (1,594,871)
       Affiliated Investment Companies
         Shares................................         12          (3)          6            7          22          (30)
       Futures.................................         --          --       4,378       (3,369)      4,880       (4,231)
       Translation of Foreign Currency-
         Denominated Amounts...................          7           6         (12)         (32)         32          (34)
                                                ----------  ----------  ----------  -----------  ----------  -----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................    (10,963)   (132,460)    667,564     (722,312)    904,635   (1,207,238)
                                                ----------  ----------  ----------  -----------  ----------  -----------
Transactions in Interest:
   Contributions...............................     98,792     136,490     614,886      667,220     185,270      667,652
   Withdrawals.................................   (116,285)    (47,441)   (582,829)  (1,198,466)   (369,968)    (407,569)
                                                ----------  ----------  ----------  -----------  ----------  -----------
          Net Increase (Decrease) from
            Transactions in Interest...........    (17,493)     89,049      32,057     (531,246)   (184,698)     260,083
                                                ----------  ----------  ----------  -----------  ----------  -----------
          Total Increase (Decrease) in
            Net Assets.........................    (28,456)    (43,411)    699,621   (1,253,558)    719,937     (947,155)
NET ASSETS
   Beginning of Period.........................  1,146,811   1,190,222   5,469,649    6,723,207   6,306,302    7,253,457
                                                ----------  ----------  ----------  -----------  ----------  -----------
   End of Period............................... $1,118,355  $1,146,811  $6,169,270  $ 5,469,649  $7,026,239  $ 6,306,302
                                                ==========  ==========  ==========  ===========  ==========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      THE U.S. LARGE CAP VALUE SERIES
                                              -------------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                  APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                   2019          2018         2017         2016         2015         2014
                                              -----------     -----------  -----------  -----------  -----------  -----------
                                                (UNAUDITED)
Total Return.................................        4.44%(B)        2.95%       24.31%        4.75%        1.32%       15.67%
                                              -----------     -----------  -----------  -----------  -----------  -----------
Net Assets, End of Period (thousands)........ $30,312,638     $29,242,795  $27,676,546  $20,916,568  $19,094,057  $18,376,682
Ratio of Expenses to Average Net Assets......        0.11%(C)        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)......................        0.11%(C)        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average
  Net Assets.................................        2.49%(C)        2.14%        2.19%        2.39%        2.20%        1.90%
Portfolio Turnover Rate......................           5%(B)          13%          15%          15%          16%          15%
                                              -----------     -----------  -----------  -----------  -----------  -----------

                                                                     THE DFA INTERNATIONAL VALUE SERIES
                                              -------------------------------------------------------------------------------
                                                SIX MONTHS        YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED          ENDED        ENDED        ENDED        ENDED        ENDED
                                                  APR 30,        OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                   2019           2018         2017         2016         2015         2014
                                              -----------     -----------   -----------  ----------   ----------   ----------
                                                (UNAUDITED)
Total Return.................................        4.48%(B)       (8.10%)       26.53%      (0.10%)      (5.35%)      (0.72%)
                                              -----------     -----------   -----------  ----------   ----------   ----------
Net Assets, End of Period (thousands)........ $12,639,651     $12,153,340   $12,732,150  $9,729,540   $9,227,905   $9,343,666
Ratio of Expenses to Average Net Assets......        0.22%(C)        0.22%         0.22%       0.22%        0.22%        0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)......................        0.22%(C)        0.22%         0.22%       0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average
  Net Assets.................................        3.52%(C)        3.21%         3.33%       3.72%        3.31%        4.50%
Portfolio Turnover Rate......................           9%(B)          20%           17%         17%          21%          17%
                                              -----------     -----------   -----------  ----------   ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   THE JAPANESE SMALL COMPANY SERIES
                                              ---------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                   ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                                  APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                   2019          2018         2017        2016        2015        2014
                                              -----------     ----------   ----------  ----------  ----------  ----------
                                                (UNAUDITED)
Total Return.................................      (1.42%)(B)      (7.46%)      27.10%      14.53%       9.04%       2.46%
                                              ----------      ----------   ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)........ $3,518,830      $3,834,097   $3,989,049  $3,132,594  $2,631,688  $2,505,409
Ratio of Expenses to Average Net Assets......       0.13%(C)        0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.13%(C)        0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average
  Net Assets.................................       2.64%(C)        1.90%        1.90%       1.99%       1.69%       1.71%
Portfolio Turnover Rate......................          6%(B)          17%          13%         10%          6%          9%
                                              ----------      ----------   ----------  ----------  ----------  ----------

                                                                  THE ASIA PACIFIC SMALL COMPANY SERIES
                                              ---------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                  ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                  2019          2018         2017        2016        2015         2014
                                              -----------    ----------   ----------  ----------  ----------   ----------
                                               (UNAUDITED)
Total Return.................................       9.76%(B)      (8.14%)      16.21%      16.69%     (11.83%)      (3.46%)
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........ $1,708,102     $1,730,371   $1,815,705  $1,555,736  $1,228,274   $1,453,786
Ratio of Expenses to Average Net Assets......       0.14%(C)       0.13%        0.13%       0.13%       0.13%        0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.14%(C)       0.13%        0.13%       0.13%       0.13%        0.13%
Ratio of Net Investment Income to Average
  Net Assets.................................       3.53%(C)       3.96%        3.82%       4.00%       4.17%        3.96%
Portfolio Turnover Rate......................          5%(B)         18%          14%         10%          7%           7%
                                              ----------     ----------   ----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                THE UNITED KINGDOM SMALL COMPANY SERIES
                                              ---------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR         YEAR        YEAR
                                                  ENDED         ENDED        ENDED       ENDED        ENDED       ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,      OCT 31,     OCT 31,
                                                  2019          2018         2017        2016         2015        2014
                                              -----------    ----------   ----------  ----------   ----------  ----------
                                               (UNAUDITED)
Total Return.................................       9.54%(B)      (8.90%)      29.87%     (15.82%)       9.95%       1.22%
                                              ----------     ----------   ----------  ----------   ----------  ----------
Net Assets, End of Period (thousands)........ $2,389,837     $2,188,825   $2,329,912  $1,683,465   $2,084,113  $1,995,898
Ratio of Expenses to Average Net Assets......       0.12%(C)       0.11%        0.12%       0.12%        0.11%       0.11%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.12%(C)       0.11%        0.12%       0.12%        0.11%       0.11%
Ratio of Net Investment Income to Average
  Net Assets.................................       3.21%(C)       3.23%        3.40%       4.36%        3.44%       2.98%
Portfolio Turnover Rate......................          9%(B)         14%           9%         15%          10%          8%
                                              ----------     ----------   ----------  ----------   ----------  ----------

                                                                  THE CONTINENTAL SMALL COMPANY SERIES
                                              --------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                  ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                  2019          2018         2017        2016        2015        2014
                                              -----------    ----------   ----------  ----------  ----------  ----------
                                               (UNAUDITED)
Total Return.................................       7.30%(B)     (10.78%)      34.27%       6.10%       9.81%      (2.25%)
                                              ----------     ----------   ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)........ $5,589,768     $5,422,260   $5,751,059  $4,147,925  $3,653,743  $3,152,277
Ratio of Expenses to Average Net Assets......       0.13%(C)       0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.13%(C)       0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average
  Net Assets.................................       2.18%(C)       2.51%        2.33%       2.49%       2.44%       2.40%
Portfolio Turnover Rate......................         10%(B)         15%          13%          9%         14%         13%
                                              ----------     ----------   ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 THE CANADIAN SMALL COMPANY SERIES
                                              ----------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR       YEAR      YEAR       YEAR
                                                   ENDED         ENDED        ENDED      ENDED     ENDED      ENDED
                                                  APR 30,       OCT 31,      OCT 31,    OCT 31,   OCT 31,    OCT 31,
                                                   2019          2018         2017       2016      2015       2014
                                              -----------     ----------   ----------  --------  --------   --------
                                                (UNAUDITED)
Total Return.................................      (0.60%)(B)     (10.44%)      12.10%    20.77%   (25.00%)    (3.83%)
                                              ----------      ----------   ----------  --------  --------   --------
Net Assets, End of Period (thousands)........ $1,118,355      $1,146,811   $1,190,222  $933,264  $623,132   $849,429
Ratio of Expenses to Average Net Assets......       0.12%(C)        0.12%        0.12%     0.12%     0.12%      0.12%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.12%(C)        0.12%        0.12%     0.12%     0.12%      0.12%
Ratio of Net Investment Income to Average
  Net Assets.................................       2.41%(C)        2.11%        2.14%     2.52%     2.73%      2.42%
Portfolio Turnover Rate......................         10%(B)          14%          22%        8%       18%         5%
                                              ----------      ----------   ----------  --------  --------   --------

                                                                      THE EMERGING MARKETS SERIES
                                              ---------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                  ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                  2019          2018         2017        2016        2015         2014
                                              -----------    ----------   ----------  ----------  ----------   ----------
                                               (UNAUDITED)
Total Return.................................      12.17%(B)     (11.83%)      25.26%      11.44%     (14.86%)       1.74%
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........ $6,169,270     $5,469,649   $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets......       0.14%(C)       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.14%(C)       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average
  Net Assets.................................       1.72%(C)       2.40%        2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate......................          3%(B)         12%           8%          5%          9%           5%
                                              ----------     ----------   ----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  THE EMERGING MARKETS SMALL CAP SERIES
                                               ---------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                   ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                  APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                   2019          2018         2017        2016        2015         2014
                                               -----------    ----------   ----------  ----------  ----------   ----------
                                                (UNAUDITED)
Total Return..................................      14.68%(B)     (16.06%)      21.55%      14.45%      (9.42%)       5.60%
                                               ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)......... $7,026,239     $6,306,302   $7,253,457  $5,515,647  $4,898,307   $4,921,438
Ratio of Expenses to Average Net Assets.......       0.25%(C)       0.24%        0.27%       0.26%       0.26%        0.26%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.25%(C)       0.24%        0.27%       0.26%       0.27%        0.26%
Ratio of Net Investment Income to Average Net
  Assets......................................       1.84%(C)       2.77%        2.78%       2.89%       2.62%        2.48%
Portfolio Turnover Rate.......................          6%(B)         12%          15%         18%         18%           9%
                                               ----------     ----------   ----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

DOMESTIC EQUITY PORTFOLIO            INTERNATIONAL EQUITY PORTFOLIOS
-------------------------            -----------------------------------------
The U.S. Large Cap Value Series      The DFA International Value Series
                                     The Japanese Small Company Series
                                     The Asia Pacific Small Company Series
                                     The United Kingdom Small Company Series
                                     The Continental Small Company Series
                                     The Canadian Small Company Series
                                     The Emerging Markets Series
                                     The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2019, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              The U.S. Large Cap Value Series.............. 0.10%
              The DFA International Value Series........... 0.20%
              The Japanese Small Company Series............ 0.10%
              The Asia Pacific Small Company Series........ 0.10%
              The United Kingdom Small Company Series...... 0.10%
              The Continental Small Company Series......... 0.10%
              The Canadian Small Company Series............ 0.10%
              The Emerging Markets Series.................. 0.10%
              The Emerging Markets Small Cap Series........ 0.20%

EARNED INCOME CREDIT:

   Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2019, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
            The DFA International Value Series...........    $275
            The Japanese Small Company Series............      16
            The Asia Pacific Small Company Series........       8
            The United Kingdom Small Company Series......      28
            The Continental Small Company Series.........      58
            The Canadian Small Company Series............      15
            The Emerging Markets Series..................     212
            The Emerging Markets Small Cap Series........      85

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2019, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

               The U.S. Large Cap Value Series.............. $685
               The DFA International Value Series...........  405
               The Japanese Small Company Series............  102
               The Asia Pacific Small Company Series........   52
               The United Kingdom Small Company Series......   66
               The Continental Small Company Series.........  134
               The Canadian Small Company Series............   32
               The Emerging Markets Series..................  167
               The Emerging Markets Small Cap Series........  151

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                    PURCHASES    SALES
                                                    ---------- ----------
      The U.S. Large Cap Value Series.............. $2,022,253 $1,421,302
      The DFA International Value Series........... $1,203,760 $1,083,587
      The Japanese Small Company Series............ $  213,873 $  433,194
      The Asia Pacific Small Company Series........ $   86,688 $  238,548
      The United Kingdom Small Company Series...... $  240,171 $  198,108
      The Continental Small Company Series......... $  549,119 $  676,764
      The Canadian Small Company Series............ $  109,741 $  107,367
      The Emerging Markets Series.................. $  288,627 $  191,080
      The Emerging Markets Small Cap Series........ $  392,426 $  521,503

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                    NET
                                                  REALIZED   CHANGE IN               SHARES
                BALANCE AT                         GAIN/    UNREALIZED   BALANCE AT   AS OF
                OCTOBER 31, PURCHASES   PROCEEDS   (LOSS)  APPRECIATION/ APRIL 30,  APRIL 30, DIVIDEND CAPITAL GAIN
                   2018      AT COST   FROM SALES ON SALES DEPRECIATION     2019      2019     INCOME  DISTRIBUTIONS
                ----------- ---------- ---------- -------- ------------- ---------- --------- -------- -------------
THE U.S. LARGE
  CAP VALUE
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $516,726   $2,716,366 $2,529,167   $32         $41       $703,998   60,842    $7,843       --
                 --------   ---------- ----------   ---         ---       --------   ------    ------       --
TOTAL..........  $516,726   $2,716,366 $2,529,167   $32         $41       $703,998   60,842    $7,843       --
                 ========   ========== ==========   ===         ===       ========   ======    ======       ==
THE DFA
  INTERNATIONAL
  VALUE SERIES
The DFA Short
  Term
  Investment
  Fund.........  $488,072   $2,844,181 $2,677,339   $ 6         $(7)      $654,913   56,600    $6,159       --
                 --------   ---------- ----------   ---         ---       --------   ------    ------       --
TOTAL..........  $488,072   $2,844,181 $2,677,339   $ 6         $(7)      $654,913   56,600    $6,159       --
                 ========   ========== ==========   ===         ===       ========   ======    ======       ==
THE JAPANESE
  SMALL
  COMPANY
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $218,283   $  322,356 $  421,521    --         $12       $119,130   10,296    $2,152       --
                 --------   ---------- ----------   ---         ---       --------   ------    ------       --
TOTAL..........  $218,283   $  322,356 $  421,521    --         $12       $119,130   10,296    $2,152       --
                 ========   ========== ==========   ===         ===       ========   ======    ======       ==
THE ASIA
  PACIFIC
  SMALL
  COMPANY
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $102,269   $  133,980 $  146,199   $ 3         $ 7       $ 90,060    7,783    $1,279       --
                 --------   ---------- ----------   ---         ---       --------   ------    ------       --
TOTAL..........  $102,269   $  133,980 $  146,199   $ 3         $ 7       $ 90,060    7,783    $1,279       --
                 ========   ========== ==========   ===         ===       ========   ======    ======       ==

                                                   NET
                                                 REALIZED   CHANGE IN               SHARES
                BALANCE AT                        GAIN/    UNREALIZED   BALANCE AT   AS OF
                OCTOBER 31, PURCHASES  PROCEEDS   (LOSS)  APPRECIATION/ APRIL 30,  APRIL 30, DIVIDEND CAPITAL GAIN
                   2018      AT COST  FROM SALES ON SALES DEPRECIATION     2019      2019     INCOME  DISTRIBUTIONS
                ----------- --------- ---------- -------- ------------- ---------- --------- -------- -------------
THE UNITED
  KINGDOM
  SMALL
  COMPANY
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $ 25,540   $122,644   $129,248    $ 2         $ 2       $ 18,940    1,637    $  429       --
                 --------   --------   --------    ---         ---       --------   ------    ------       --
TOTAL..........  $ 25,540   $122,644   $129,248    $ 2         $ 2       $ 18,940    1,637    $  429       --
                 ========   ========   ========    ===         ===       ========   ======    ======       ==
THE
  CONTINENTAL
  SMALL
  COMPANY
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $589,645   $702,689   $794,455    $ 3         $34       $497,916   43,031    $6,072       --
                 --------   --------   --------    ---         ---       --------   ------    ------       --
TOTAL..........  $589,645   $702,689   $794,455    $ 3         $34       $497,916   43,031    $6,072       --
                 ========   ========   ========    ===         ===       ========   ======    ======       ==
THE CANADIAN
  SMALL
  COMPANY
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $154,044   $454,974   $460,233     --         $12       $148,797   12,859    $1,979       --
                 --------   --------   --------    ---         ---       --------   ------    ------       --
TOTAL..........  $154,044   $454,974   $460,233     --         $12       $148,797   12,859    $1,979       --
                 ========   ========   ========    ===         ===       ========   ======    ======       ==
THE EMERGING
  MARKETS
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $135,212   $389,336   $382,717    $ 6         $ 6       $141,843   12,258    $1,626       --
                 --------   --------   --------    ---         ---       --------   ------    ------       --
TOTAL..........  $135,212   $389,336   $382,717    $ 6         $ 6       $141,843   12,258    $1,626       --
                 ========   ========   ========    ===         ===       ========   ======    ======       ==
THE EMERGING
  MARKETS
  SMALL CAP
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $308,694   $378,684   $435,157    $ 3         $22       $252,246   21,800    $3,738       --
                 --------   --------   --------    ---         ---       --------   ------    ------       --
TOTAL..........  $308,694   $378,684   $435,157    $ 3         $22       $252,246   21,800    $3,738       --
                 ========   ========   ========    ===         ===       ========   ======    ======       ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                      NET
                                                                                   UNREALIZED
                                          FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                          TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $23,161,639  $8,927,588   $(1,094,999)    $7,832,589
The DFA International Value Series......  12,499,891   1,563,341      (999,237)       564,104

                                                                                          NET
                                                                                       UNREALIZED
                                               FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                               TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                              ---------- ------------ -------------- --------------
The Japanese Small Company Series............ $3,311,087  $  684,678   $  (402,664)    $  282,014
The Asia Pacific Small Company Series........  1,759,922     365,079      (340,291)        24,788
The United Kingdom Small Company Series......  2,218,764     517,452      (357,406)       160,046
The Continental Small Company Series.........  5,402,748   1,373,345      (697,632)       675,713
The Canadian Small Company Series............  1,501,830     145,854      (382,978)      (237,124)
The Emerging Markets Series..................  4,301,031   2,317,469      (372,458)     1,945,011
The Emerging Markets Small Cap Series........  6,909,001   1,540,412    (1,257,351)       283,061

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FUTURES CONTRACTS: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities . Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amounts in thousands):

                                                        FUTURES
                                                        --------
               The U.S. Large Cap Value Series......... $196,199
               The DFA International Value Series......  101,862
               The Emerging Markets Series.............   41,141
               The Emerging Markets Small Cap Series...   45,692

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                ASSET DERIVATIVES VALUE
                                             ------------------------------
                                              TOTAL VALUE
                                                   AT           EQUITY
                                             APRIL 30, 2019 CONTRACTS *,(1)
                                             -------------- ---------------
    The U.S. Large Cap Value Series.........    $12,613         $12,613
    The DFA International Value Series......      6,518           6,518
    The Emerging Markets Series.............      1,672           1,672
    The Emerging Markets Small Cap Series...      1,781           1,781

(1)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                 REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                                 ----------------------
                                                              EQUITY
                                                   TOTAL   CONTRACTS (1)
                                                 --------  -------------
        The U.S. Large Cap Value Series......... $(15,917)   $(15,917)
        The DFA International Value Series......   (4,510)     (4,510)
        The Emerging Markets Series.............    2,085       2,085
        The Emerging Markets Small Cap Series...   (1,378)     (1,378)

                                                  CHANGE IN UNREALIZED APPRECIATION
                                                    (DEPRECIATION) ON DERIVATIVES
                                                  ---------------------------------
                                                                   EQUITY
                                                    TOTAL       CONTRACTS (2)
                                                  -------       -------------
         The U.S. Large Cap Value Series......... $26,331          $26,331
         The DFA International Value Series......  13,309           13,309
         The Emerging Markets Series.............   4,378            4,378
         The Emerging Markets Small Cap Series...   4,880            4,880

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 04/30/2019
                                              ------------- ------------ ------------ -------- --------------- ----------------
The Japanese Small Company Series............     3.07%        $1,506         27        $ 3        $ 4,590              --
The Asia Pacific Small Company Series........     3.12%           821          6         --          4,122              --
The United Kingdom Small Company Series......     3.13%           227          8         --            485              --
The Continental Small Company Series.........     2.99%         3,058          7          2         16,411         $16,411
The Emerging Markets Series..................     2.95%            50          1         --             50              --

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 04/30/2019
                                         ------------- ------------ ------------ -------- --------------- ----------------
The Emerging Markets Small Cap Series...     3.05%        $4,453         20         $7        $14,882            --

* Number of Days Outstanding represents the total single or consecutive days during the six months ended April 30, 2019. that each Series' available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   For the six months ended April 30, 2019, activity by the Series under the interfund lending program was as follows:

                                          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST  MAXIMUM AMOUNT     OUTSTANDING
                            BORROWER OR    AVERAGE    AVERAGE LOAN     DAYS     EXPENSE/  BORROWED/LOANED     BORROWINGS
                              LENDER    INTEREST RATE   BALANCE    OUTSTANDING*  INCOME  DURING THE PERIOD AS OF 04/30/2019
                            ----------- ------------- ------------ ------------ -------- ----------------- ----------------
The Emerging Markets Small
  Cap Series...............  Borrower       2.80%          --           2          --           --                --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that the Series' interfund lending program was used.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the six months ended April 30, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                --------- ------- --------------------
The U.S. Large Cap Value Series.........  $67,784  $87,076       $(21,717)
The DFA International Value Series......   46,259   53,218         (2,774)
The Japanese Small Company Series.......   24,898   34,662          1,057
The Asia Pacific Small Company Series...    9,962   37,426         (1,808)
The Continental Small Company Series....   25,639   22,259          4,811
The Canadian Small Company Series.......    7,602    2,493            (84)
The Emerging Markets Series.............    2,380    1,006           (213)

PORTFOLIO                              PURCHASES SALES  REALIZED GAIN (LOSS)
---------                              --------- ------ --------------------
The Emerging Markets Small Cap Series.  $1,322   $3,565        $(572)

J. SECURITIES LENDING:

   As of April 30, 2019, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                        NON-CASH
                                       COLLATERAL
                                         MARKET
                                         VALUE
                                       ----------
The U.S. Large Cap Value Series.......  $257,733
The DFA International Value Series....    47,603
The Japanese Small Company Series.....   104,398
The Asia Pacific Small Company Series.   187,500
The Continental Small Company Series..   122,366
The Canadian Small Company Series.....    48,914
The Emerging Markets Series...........   106,898
The Emerging Markets Small Cap Series.   498,330

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                           REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                         AS OF APRIL 30, 2019
                                         -----------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                         ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
   Common Stocks........................   $703,998       --         --         --    $703,998
THE DFA INTERNATIONAL VALUE SERIES
   Common Stocks........................    654,913       --         --         --     654,913
THE JAPANESE SMALL COMPANY SERIES
   Common Stocks........................    119,130       --         --         --     119,130
THE ASIA PACIFIC SMALL COMPANY SERIES
   Common Stocks........................     90,060       --         --         --      90,060
THE UNITED KINGDOM SMALL COMPANY SERIES
   Common Stocks........................     18,940       --         --         --      18,940
THE CONTINENTAL SMALL COMPANY SERIES
   Common Stocks, Rights/Warrants.......    497,916       --         --         --     497,916
THE CANADIAN SMALL COMPANY SERIES
   Common Stocks, Rights/Warrants.......    148,797       --         --         --     148,797
THE EMERGING MARKETS SERIES
   Common Stocks........................    141,843       --         --         --     141,843
THE EMERGING MARKETS SMALL CAP SERIES
   Common Stocks........................    252,246       --         --         --     252,246

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

   On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in MERIT MANAGEMENT GROUP, LP
v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large

Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                         BEGINNING  ENDING               EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                           VALUE    VALUE     EXPENSE     DURING
                                         11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                         --------- --------- ---------- ----------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return
   Institutional Class Shares........... $1,000.00 $1,096.30    0.14%     $0.73
Hypothetical 5% Annual Return
   Institutional Class Shares........... $1,000.00 $1,024.10    0.14%     $0.70

(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC's website at http://www.sec.gov; or by visiting the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's
50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND
               Communication Services....................   4.5%
               Consumer Discretionary....................   7.2%
               Consumer Staples..........................   3.1%
               Energy....................................  15.8%
               Financials................................  29.1%
               Health Care...............................   1.2%
               Industrials...............................   9.1%
               Information Technology....................   8.2%
               Materials.................................  16.2%
               Real Estate...............................   4.2%
               Utilities.................................   1.4%
                                                          -----
                                                          100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                     PERCENTAGE
                                                         SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                       ----------- ------------------------------- ---------------
COMMON STOCKS -- (96.1%)
BRAZIL -- (7.4%)
    Banco do Brasil SA................................   6,586,246         $   83,447,171                0.5%
    Petroleo Brasileiro SA, Sponsored ADR.............  14,367,145            198,266,601                1.1%
#   Petroleo Brasileiro SA, Sponsored ADR.............  11,860,183            180,630,587                1.0%
    Vale SA...........................................  27,795,565            355,144,685                1.9%
    Vale SA, Sponsored ADR............................  14,048,492            179,539,726                1.0%
    Other Securities..................................                        409,342,896                2.0%
                                                                           --------------               ----
TOTAL BRAZIL..........................................                      1,406,371,666                7.5%
                                                                           --------------               ----
CHILE -- (1.3%)
    Other Securities..................................                        253,085,223                1.3%
                                                                           --------------               ----
CHINA -- (16.9%)
    Bank of China, Ltd., Class H...................... 307,333,817            146,753,426                0.8%
    China Construction Bank Corp., Class H............ 494,824,101            436,219,728                2.3%
    China Mobile, Ltd.................................  29,011,500            276,810,379                1.5%
    China Overseas Land & Investment, Ltd.............  29,202,000            109,409,729                0.6%
    China Petroleum & Chemical Corp., ADR.............   1,082,399             83,063,284                0.5%
    China Resources Land, Ltd.........................  18,796,000             81,859,525                0.4%
    CNOOC, Ltd........................................  90,082,000            163,618,954                0.9%
    Industrial & Commercial Bank of China, Ltd.,
      Class H......................................... 314,498,996            236,553,494                1.3%
    PetroChina Co., Ltd., Class H..................... 132,694,000             84,113,886                0.5%
    Other Securities..................................                      1,596,724,899                8.3%
                                                                           --------------               ----
TOTAL CHINA...........................................                      3,215,127,304               17.1%
                                                                           --------------               ----
COLOMBIA -- (0.2%)
    Other Securities..................................                         37,488,559                0.2%
                                                                           --------------               ----
CZECH REPUBLIC -- (0.2%)
    Other Security....................................                         38,466,566                0.2%
                                                                           --------------               ----
GREECE -- (0.0%)
    Other Securities..................................                         11,392,496                0.1%
                                                                           --------------               ----
HUNGARY -- (0.3%)
    Other Securities..................................                         51,048,261                0.3%
                                                                           --------------               ----
INDIA -- (13.3%)
*   Axis Bank, Ltd....................................  10,042,110            110,435,566                0.6%
    ICICI Bank, Ltd., Sponsored ADR...................   7,765,802             88,918,431                0.5%
    Reliance Industries, Ltd..........................  34,682,789            694,642,069                3.7%
    Other Securities..................................                      1,632,661,539                8.7%
                                                                           --------------               ----
TOTAL INDIA...........................................                      2,526,657,605               13.5%
                                                                           --------------               ----
INDONESIA -- (2.7%)
    Other Securities..................................                        512,494,301                2.7%
                                                                           --------------               ----
MALAYSIA -- (2.8%)
    Other Securities..................................                        528,665,885                2.8%
                                                                           --------------               ----

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                           PERCENTAGE
                                               SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ----------- ------------------------------- ---------------
MEXICO -- (3.2%)
    Grupo Financiero Banorte S.A.B. de C.V..  16,569,450         $  104,987,268                0.6%
    Grupo Mexico S.A.B. de C.V., Series B...  37,305,803            109,510,250                0.6%
    Other Securities........................                        398,575,771                2.1%
                                                                 --------------               ----
TOTAL MEXICO................................                        613,073,289                3.3%
                                                                 --------------               ----
PHILIPPINES -- (1.1%)
    Other Securities........................                        210,358,900                1.1%
                                                                 --------------               ----
POLAND -- (1.3%)
    Other Securities........................                        240,738,951                1.3%
                                                                 --------------               ----
RUSSIA -- (2.1%)
    Gazprom PJSC, Sponsored ADR.............  22,632,193            113,145,869                0.6%
    Lukoil PJSC, Sponsored ADR(BYZDW2900)...   1,526,223            129,586,499                0.7%
    Lukoil PJSC, Sponsored ADR(BYZF386).....   1,402,353            119,901,181                0.7%
    Other Securities........................                         42,950,605                0.2%
                                                                 --------------               ----
TOTAL RUSSIA................................                        405,584,154                2.2%
                                                                 --------------               ----
SINGAPORE -- (0.0%)
    Other Security..........................                            150,351                0.0%
                                                                 --------------               ----
SOUTH AFRICA -- (6.7%)
    Absa Group, Ltd.........................   8,396,833             96,728,767                0.5%
#   MTN Group, Ltd..........................  21,421,193            155,199,279                0.8%
#   Sasol, Ltd..............................   3,327,411            110,391,586                0.6%
    Standard Bank Group, Ltd................  16,505,640            230,515,279                1.2%
    Other Securities........................                        676,112,704                3.7%
                                                                 --------------               ----
TOTAL SOUTH AFRICA..........................                      1,268,947,615                6.8%
                                                                 --------------               ----
SOUTH KOREA -- (16.5%)
    Hana Financial Group, Inc...............   3,990,767            125,871,708                0.7%
    Hyundai Mobis Co., Ltd..................     512,294            102,189,901                0.6%
    Hyundai Motor Co........................   1,066,375            126,579,226                0.7%
    KB Financial Group, Inc.................   2,237,478             88,347,642                0.5%
    KB Financial Group, Inc., ADR...........   3,003,621            118,733,099                0.6%
    Kia Motors Corp.........................   2,598,979            100,746,534                0.6%
    LG Electronics, Inc.....................   1,568,275            101,894,041                0.6%
    POSCO...................................     694,466            152,007,145                0.8%
#   POSCO, Sponsored ADR....................   1,487,744             82,078,836                0.5%
    Shinhan Financial Group Co., Ltd........   2,592,282             97,975,006                0.5%
    SK Innovation Co., Ltd..................     880,786            137,718,665                0.8%
    Other Securities........................                      1,910,341,196                9.9%
                                                                 --------------               ----
TOTAL SOUTH KOREA...........................                      3,144,482,999               16.8%
                                                                 --------------               ----
TAIWAN -- (16.1%)
#   Cathay Financial Holding Co., Ltd.......  89,008,000            128,889,397                0.7%
    China Steel Corp........................ 139,388,320            112,626,574                0.6%
    CTBC Financial Holding Co., Ltd......... 158,940,073            108,882,159                0.6%
    Fubon Financial Holding Co., Ltd........  88,876,471            131,340,683                0.7%
    Hon Hai Precision Industry Co., Ltd.....  65,155,192            183,433,254                1.0%
    Mega Financial Holding Co., Ltd.........  96,252,796             92,408,266                0.5%
    Taiwan Cement Corp......................  64,501,697             87,731,793                0.5%
#   United Microelectronics Corp............ 197,526,681             86,131,100                0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
TAIWAN -- (Continued)
      Other Securities......................                    $ 2,140,236,409               11.3%
                                                                ---------------              -----
TOTAL TAIWAN................................                      3,071,679,635               16.4%
                                                                ---------------              -----
THAILAND -- (3.1%)
      PTT PCL............................... 98,695,400             150,709,499                0.8%
      Other Securities......................                        447,385,930                2.4%
                                                                ---------------              -----
TOTAL THAILAND..............................                        598,095,429                3.2%
                                                                ---------------              -----
TURKEY -- (0.9%)
      Other Securities......................                        175,091,631                0.9%
                                                                ---------------              -----
TOTAL COMMON STOCKS.........................                     18,309,000,820               97.7%
                                                                ---------------              -----
PREFERRED STOCKS -- (1.1%)
BRAZIL -- (1.0%)
      Petroleo Brasileiro SA................ 17,582,289             121,561,770                0.7%
      Other Securities......................                         79,819,259                0.4%
                                                                ---------------              -----
TOTAL BRAZIL................................                        201,381,029                1.1%
                                                                ---------------              -----
COLOMBIA -- (0.1%)
      Other Securities......................                         13,832,724                0.1%
                                                                ---------------              -----
SOUTH KOREA -- (0.0%)
      Other Security........................                            460,256                0.0%
                                                                ---------------              -----
TOTAL PREFERRED STOCKS......................                        215,674,009                1.2%
                                                                ---------------              -----
RIGHTS/WARRANTS -- (0.1%)
      Other Securities......................                          8,162,045                0.0%
                                                                ---------------              -----
TOTAL INVESTMENT SECURITIES.................                     18,532,836,874
                                                                ---------------

                                                                    VALUE+
                                                        -------------------------------
SECURITIES LENDING COLLATERAL -- (2.7%)
@(S)  The DFA Short Term Investment Fund.... 44,287,987             512,456,292                2.7%
                                                                ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $17,429,703,368)....................                    $19,045,293,166              101.6%
                                                                ===============              =====

As of April 30, 2019, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                     UNREALIZED
                                    NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                         --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R).....    650     06/21/19  $ 33,805,254 $ 35,106,500   $1,301,246
S&P 500(R) Emini Index.............    601     06/21/19    86,822,447   88,602,425    1,779,978
                                                         ------------ ------------   ----------
TOTAL FUTURES CONTRACTS............                      $120,627,701 $123,708,925   $3,081,224
                                                         ============ ============   ==========

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Summary of the Fund's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Brazil............... $1,396,627,194 $     9,744,472   --    $ 1,406,371,666
   Chile................    253,085,223              --   --        253,085,223
   China................    293,869,031   2,921,258,273   --      3,215,127,304
   Colombia.............     37,488,559              --   --         37,488,559
   Czech Republic.......             --      38,466,566   --         38,466,566
   Greece...............             --      11,392,496   --         11,392,496
   Hungary..............             --      51,048,261   --         51,048,261
   India................    120,473,910   2,406,183,695   --      2,526,657,605
   Indonesia............        505,980     511,988,321   --        512,494,301
   Malaysia.............             --     528,665,885   --        528,665,885
   Mexico...............    613,073,289              --   --        613,073,289
   Philippines..........             --     210,358,900   --        210,358,900
   Poland...............             --     240,738,951   --        240,738,951
   Russia...............    151,809,866     253,774,288   --        405,584,154
   Singapore............             --         150,351   --            150,351
   South Africa.........    148,703,568   1,120,244,047   --      1,268,947,615
   South Korea..........    351,967,821   2,792,515,178   --      3,144,482,999
   Taiwan...............     31,734,499   3,039,945,136   --      3,071,679,635
   Thailand.............    598,052,205          43,224   --        598,095,429
   Turkey...............             --     175,091,631   --        175,091,631
Preferred Stocks
   Brazil...............    201,381,029              --   --        201,381,029
   Colombia.............     13,832,724              --   --         13,832,724
   South Korea..........             --         460,256   --            460,256
Rights/Warrants
   Hong Kong............             --           4,850   --              4,850
   India................             --       7,193,128   --          7,193,128
   Indonesia............             --         270,462   --            270,462
   South Korea..........             --         693,605   --            693,605
Securities Lending
  Collateral............             --     512,456,292   --        512,456,292
Futures Contracts**.....      3,081,224              --   --          3,081,224
                         -------------- ---------------   --    ---------------
TOTAL................... $4,215,686,122 $14,832,688,268   --    $19,048,374,390
                         ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                    DIMENSIONAL
                                                                     EMERGING
                                                                      MARKETS
                                                                    VALUE FUND
                                                                    -----------
ASSETS:
Investments at Value (including $826,408 of securities on loan)*... $18,532,837
Collateral from Securities on Loan Invested in Affiliate at Value
  (including cost of $512,390).....................................     512,456
Segregated Cash for Futures Contracts..............................       5,476
Foreign Currencies at Value........................................      78,816
Cash...............................................................     119,672
Receivables:
   Investment Securities Sold......................................      27,205
   Dividends and Interest..........................................      16,874
   Securities Lending Income.......................................       1,380
   Futures Margin Variation........................................         120
Prepaid Expenses and Other Assets..................................          20
                                                                    -----------
       Total Assets................................................  19,294,856
                                                                    -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned................................     512,413
   Investment Securities Purchased.................................      38,700
   Due to Advisor..................................................       1,554
Deferred Taxes Payable.............................................       1,063
Accrued Expenses and Other Liabilities.............................       3,223
                                                                    -----------
       Total Liabilities...........................................     556,953
                                                                    -----------
NET ASSETS......................................................... $18,737,903
                                                                    ===========
Investments at Cost................................................ $16,917,314
                                                                    ===========
Foreign Currencies at Cost......................................... $    79,387
                                                                    ===========

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                    DIMENSIONAL
                                                                     EMERGING
                                                                      MARKETS
                                                                    VALUE FUND#
                                                                    -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $21,073)............ $  156,071
   Income from Securities Lending..................................      7,470
                                                                    ----------
       Total Investment Income.....................................    163,541
                                                                    ----------
EXPENSES
   Investment Management Fees......................................      8,796
   Accounting & Transfer Agent Fees................................        398
   Custodian Fees..................................................      2,727
   Directors'/Trustees' Fees & Expenses............................         68
   Professional Fees...............................................        179
   Other...........................................................        314
                                                                    ----------
       Total Expenses..............................................     12,482
                                                                    ----------
   Fees Paid Indirectly (Note C)...................................       (404)
                                                                    ----------
   Net Expenses....................................................     12,078
                                                                    ----------
   NET INVESTMENT INCOME (LOSS)....................................    151,463
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................    100,874
       Affiliated Investment Companies Shares Sold.................          4
       Futures.....................................................      5,284
       Foreign Currency Transactions...............................     (2,639)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  1,331,379
       Affiliated Investment Companies Shares......................         43
       Futures.....................................................     11,985
       Translation of Foreign Currency-Denominated Amounts.........        (46)
                                                                    ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................  1,446,884
                                                                    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.... $1,598,347
                                                                    ==========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        DIMENSIONAL EMERGING
                                                         MARKETS VALUE FUND
                                                      ------------------------
                                                      SIX MONTHS      YEAR
                                                         ENDED        ENDED
                                                        APR 30,      OCT 31,
                                                         2019         2018
                                                      -----------  -----------
                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)...................... $   151,463  $   536,296
   Net Realized Gain (Loss) on:
       Investment Securities Sold*/,/**..............     100,874      306,868
       Affiliated Investment Companies Shares
         Sold........................................           4          (45)
       Futures.......................................       5,284        7,329
       Foreign Currency Transactions.................      (2,639)      (7,429)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency....................................   1,331,379   (2,460,561)
       Affiliated Investment Companies Shares........          43            4
       Futures.......................................      11,985      (12,284)
       Translation of Foreign
         Currency-Denominated Amounts................         (46)          34
                                                      -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from Operations.........   1,598,347   (1,629,788)
                                                      -----------  -----------
Transactions in Interest:
   Contributions.....................................   1,150,774    1,168,085
   Withdrawals.......................................    (696,125)  (2,465,601)
                                                      -----------  -----------
          Net Increase (Decrease) from
            Transactions in Interest.................     454,649   (1,297,516)
                                                      -----------  -----------
          Total Increase (Decrease) in Net
            Assets...................................   2,052,996   (2,927,304)
NET ASSETS
   Beginning of Period...............................  16,684,907   19,612,211
                                                      -----------  -----------
   End of Period..................................... $18,737,903  $16,684,907
                                                      ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                              ---------------------------------------------------------------------------------
                                SIX MONTHS        YEAR         YEAR         YEAR          YEAR          YEAR
                                   ENDED          ENDED        ENDED        ENDED         ENDED         ENDED
                                  APR 30,        OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                   2019           2018         2017         2016          2015          2014
                              -----------     -----------   -----------  -----------  -----------   -----------
                                (UNAUDITED)
Total Return.................        9.63%(B)       (9.06%)       24.89%       15.80%      (17.95%)       (1.09%)
                              -----------     -----------   -----------  -----------  -----------   -----------
Net Assets, End of Period
  (thousands)................ $18,737,903     $16,684,907   $19,612,211  $16,647,507  $15,088,058   $18,927,517
Ratio of Expenses to Average
  Net Assets.................        0.14%(C)        0.14%         0.16%        0.16%        0.15%         0.15%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)...........        0.14%(C)        0.14%         0.16%        0.16%        0.15%         0.15%
Ratio of Net Investment
  Income to Average Net
  Assets.....................        1.72%(C)        2.78%         2.64%        2.72%        2.54%         2.76%
Portfolio Turnover Rate......           6%(B)          13%           14%          12%          14%           12%
                              -----------     -----------   -----------  -----------  -----------   -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

   Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund's shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Fund enters into foreign currency contracts.
A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses. As of April 30, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $638 (in thousands).

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

   For the six months ended April 30, 2019, the Fund's investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                Dimensional Emerging Markets Value Fund.. 0.10%

EARNED INCOME CREDIT:

   Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the six months ended April 30, 2019, expenses reduced were the following (amount in thousands):

                                                        FEES PAID
                                                        INDIRECTLY
                                                        ----------
              Dimensional Emerging Markets Value Fund..    $404

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amounts paid by the Fund to the CCO were $8 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Fund's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                   OTHER INVESTMENT SECURITIES
                                                   ---------------------------
                                                    PURCHASES       SALES
                                                   ----------       --------
         Dimensional Emerging Markets Value Fund.. $1,614,562     $999,839

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                                                                         CHANGE IN
                                                                                          NET REALIZED  UNREALIZED
                                                      BALANCE AT    PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                   OCTOBER 31, 2018  AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                   ---------------- ---------- ---------- ------------ -------------
DIMENSIONAL EMERGING MARKETS VALUE FUND
The DFA Short Term Investment Fund................     $317,651     $1,401,865 $1,207,107      $4           $43
                                                       --------     ---------- ----------      --           ---
TOTAL                                                  $317,651     $1,401,865 $1,207,107      $4           $43
                                                       ========     ========== ==========      ==           ===


                                                     BALANCE AT    SHARES AS OF  DIVIDEND  CAPITAL GAIN
                                                   APRIL 30, 2019 APRIL 30, 2019  INCOME  DISTRIBUTIONS
                                                   -------------- -------------- -------- -------------
DIMENSIONAL EMERGING MARKETS VALUE FUND
The DFA Short Term Investment Fund................    $512,456        44,288      $6,983       --
                                                      --------        ------      ------       --
TOTAL                                                 $512,456        44,288      $6,983       --
                                                      ========        ======      ======       ==

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                       NET
                                                                                    UNREALIZED
                                           FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                           TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                          ----------- ------------ -------------- --------------
Dimensional Emerging Markets Value Fund.. $17,429,703  $4,005,245   $(2,389,655)    $1,615,590

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities . Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amount in thousands):

                                                         FUTURES
                                                         --------
               Dimensional Emerging Markets Value Fund.. $107,862

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                              ------------------------------
                                               TOTAL VALUE
                                                    AT           EQUITY
                                              APRIL 30, 2019 CONTRACTS *,(1)
                                              -------------- ---------------
    Dimensional Emerging Markets Value Fund..     $3,081         $3,081

(1)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                                   -----------------------
                                                               EQUITY
                                                    TOTAL   CONTRACTS (1)
                                                   ------   -------------
         Dimensional Emerging Markets Value Fund.. $5,284      $5,284

                                                  CHANGE IN UNREALIZED APPRECIATION
                                                  (DEPRECIATION) ON DERIVATIVES
                                                  ---------------------------------
                                                                   EQUITY
                                                    TOTAL       CONTRACTS (2)
                                                  -------       -------------
        Dimensional Emerging Markets Value Fund.. $11,985          $11,985

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 04/30/2019
                                          ------------- ------------ ------------ -------- --------------- ----------------
Dimensional Emerging Markets Value Fund..     2.95%         $55           3          --          $55              --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that the Fund's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not use the interfund lending program during the six months ended April 30, 2019.

H. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2019, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

   For the six months ended April 30, 2019, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

 PORTFOLIO                                 PURCHASES SALES REALIZED GAIN (LOSS)
 ---------                                 --------- ----- --------------------
 Dimensional Emerging Markets Value Fund..  $2,027   $741         $(246)

I. SECURITIES LENDING:

   As of April 30, 2019, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                         NON-CASH
                                                        COLLATERAL
                                                          MARKET
                                                          VALUE
                                                        ----------
              Dimensional Emerging Markets Value Fund..  $414,672

   The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                           REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                         AS OF APRIL 30, 2019
                                         -----------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                         ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Common Stocks........................   $512,456       --         --         --    $512,456

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Fund's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Fund's adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Fund's net assets or results of operations.

L. OTHER:

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 18-19, 2018 (the "Meeting"), the
Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the "Access Data Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

[Graphic] Recycled Recyclable                                 DFA043019-001S
                                                                    00230813

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a)  The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
COMMON STOCKS -- (96.1%)
BRAZIL -- (7.4%)
     Aliansce Shopping Centers SA.......................  1,046,014          $  5,068,543
     Alliar Medicos A Frente SA.........................    240,800               920,556
     Banco Bradesco SA, ADR.............................  1,690,361            15,314,669
     Banco Bradesco SA..................................    526,862             4,165,342
     Banco BTG Pactual SA...............................    394,925             4,167,707
     Banco do Brasil SA.................................  6,586,246            83,447,171
     Banco Santander Brasil SA..........................  1,461,877            16,780,772
     BrasilAgro - Co. Brasileira de Propriedades
       Agricolas........................................    230,784               912,283
     Camil Alimentos S.A................................    447,847               788,081
*    Cia Siderurgica Nacional SA........................  1,582,944             5,869,783
     Construtora Tenda SA...............................  1,227,432             5,625,195
     Cosan SA...........................................  1,023,272            12,231,455
     CSU Cardsystem SA..................................    167,100               291,491
     Cyrela Brazil Realty SA Empreendimentos e
       Participacoes....................................  2,756,617            12,499,720
     Direcional Engenharia SA...........................  1,348,561             2,833,935
     Duratex SA.........................................  4,116,770            10,436,024
     Embraer SA.........................................  1,042,062             5,219,479
     Embraer SA, Sponsored ADR..........................    968,215            19,373,982
     Enauta Participacoes SA............................  1,308,838             4,472,834
*    Even Construtora e Incorporadora SA................  1,733,656             2,878,300
     Ez Tec Empreendimentos e Participacoes SA..........    876,264             4,829,272
     Fras-Le SA.........................................     87,200               112,972
# *  Gafisa SA, ADR.....................................    165,084               486,997
#    Gerdau SA, Sponsored ADR...........................  7,033,312            25,179,257
     Gerdau SA..........................................  1,370,145             4,060,362
     Guararapes Confeccoes SA...........................      5,682               208,798
*    Helbor Empreendimentos SA..........................  2,472,026               800,661
     Industrias Romi SA.................................    147,100               337,260
     International Meal Co. Alimentacao SA, Class A.....  1,106,764             2,080,245
     Iochpe-Maxion SA...................................  1,407,439             7,135,724
     JBS SA............................................. 12,549,075            63,271,840
     JHSF Participacoes SA..............................  1,415,274               880,689
     Kroton Educacional SA.............................. 12,403,907            30,842,899
*    LOG Commercial Properties e Participacoes SA.......    205,741               920,329
*    Magnesita Refratarios SA...........................    643,250             9,744,472
     Marcopolo SA.......................................     13,800                10,488
*    Marisa Lojas SA....................................    761,846             1,564,066
*    Mills Estruturas e Servicos de Engenharia SA.......    460,746               553,445
     Movida Participacoes SA............................    604,527             1,848,532
     MRV Engenharia e Participacoes SA..................  3,861,033            14,287,723
*    Paranapanema SA....................................  1,650,689               589,366
*    Petro Rio SA.......................................    258,799             1,217,730
     Petroleo Brasileiro SA, Sponsored ADR.............. 14,367,145           198,266,601
#    Petroleo Brasileiro SA, Sponsored ADR.............. 11,860,183           180,630,587
     Petroleo Brasileiro SA.............................  7,641,396            58,385,714
*    Profarma Distribuidora de Produtos Farmaceuticos
        SA..............................................     17,900                18,808
     Qualicorp Consultoria e Corretora de Seguros SA....    484,700             2,126,148
     Restoque Comercio e Confeccoes de Roupas SA........        100                   753
     Santos Brasil Participacoes SA.....................  1,256,600             1,220,996
*    Sao Carlos Empreendimentos e Participacoes SA......     62,800               520,517
     Sao Martinho SA....................................    102,089               497,024
     Ser Educacional SA.................................    515,281             3,031,683
     SLC Agricola SA....................................    576,217             6,039,764
*    Springs Global Participacoes SA....................    113,500               248,646
     Sul America SA.....................................  2,321,731            18,473,899

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ----------- -------------------------------
BRAZIL -- (Continued)
*   Suzano Papel e Celulose SA, Sponsored ADR..........     445,972         $    9,204,860
    T4F Entretenimento SA..............................     215,500                328,655
*   Tecnisa SA.........................................   1,518,714                511,260
*   Terra Santa Agro SA................................         800                  2,673
    Trisul SA..........................................     219,400                271,935
    Tupy SA............................................     730,506              3,260,273
    Usinas Siderurgicas de Minas Gerais SA.............     566,200              1,524,846
    Vale SA, Sponsored ADR.............................  14,048,492            179,539,726
    Vale SA............................................  27,795,565            355,144,685
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A....................     617,637              2,795,914
*   Vulcabras Azaleia SA...............................      41,400                 65,250
                                                                            --------------
TOTAL BRAZIL...........................................                      1,406,371,666
                                                                            --------------
CHILE -- (1.3%)
    Besalco SA.........................................     512,877                469,487
    CAP SA.............................................   1,154,544             13,190,405
    Cementos BIO BIO SA................................     665,307                905,674
    Cencosud SA........................................  14,786,503             28,053,531
*   Cia Pesquera Camanchaca SA.........................   1,334,309                140,109
*   Cia Sud Americana de Vapores SA....................  54,421,171              1,737,171
    Cristalerias de Chile SA...........................     264,624              2,090,268
    Empresa Nacional de Telecomunicaciones SA..........     676,541              7,084,852
    Empresas CMPC SA...................................  11,266,670             37,923,747
    Empresas COPEC SA..................................   2,575,783             32,325,639
    Empresas Hites SA..................................   1,895,532              1,210,420
*   Empresas La Polar SA...............................  18,316,480                692,310
    Enel Americas SA, ADR..............................   3,876,008             33,876,310
    Enel Americas SA...................................  26,545,785              4,658,152
    Enel Chile SA, ADR.................................   2,519,077             12,670,957
    Grupo Security SA..................................   3,661,063              1,489,182
    Inversiones Aguas Metropolitanas SA................   4,382,127              6,760,497
    Itau CorpBanca..................................... 910,863,357              8,136,311
    Itau CorpBanca, ADR................................       3,677                 48,996
#   Latam Airlines Group SA, Sponsored ADR.............     922,994              9,063,801
    Latam Airlines Group SA............................   1,753,047             17,385,526
    Masisa SA..........................................  39,714,473              2,862,632
    PAZ Corp. SA.......................................   2,208,690              3,261,022
    Ripley Corp. SA....................................  11,549,485              9,946,915
    Salfacorp SA.......................................   3,686,682              4,828,122
    Sigdo Koppers SA...................................     196,163                371,589
*   SMU SA.............................................     449,171                118,709
    Sociedad Matriz SAAM SA............................  54,597,593              5,259,845
    Socovesa SA........................................   5,535,586              3,254,864
    Vina Concha y Toro SA..............................   1,552,271              3,268,180
                                                                            --------------
TOTAL CHILE............................................                        253,085,223
                                                                            --------------
CHINA -- (16.9%)
#   361 Degrees International, Ltd.....................   6,238,000              1,373,111
*   A8 New Media Group, Ltd............................     986,000                 33,467
    Agile Group Holdings, Ltd..........................  13,764,999             20,795,784
    Agricultural Bank of China, Ltd., Class H.......... 130,489,000             60,310,160
    Air China, Ltd., Class H...........................  10,422,000             12,430,115
    Ajisen China Holdings, Ltd.........................   1,465,000                623,412
*   Aluminum Corp. of China, Ltd., Class H.............  19,804,000              7,703,087
    AMVIG Holdings, Ltd................................   3,673,100                889,980
    Angang Steel Co., Ltd., Class H....................   6,478,640              4,359,240
*   Anton Oilfield Services Group......................  11,998,000              1,654,306

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ----------- -------------------------------
CHINA -- (Continued)
     Asia Cement China Holdings Corp....................   4,370,000          $  5,188,473
# *  Asian Citrus Holdings, Ltd.........................   4,633,000                66,441
     AVIC International Holdings, Ltd., Class H.........   2,272,000             1,435,548
     BAIC Motor Corp., Ltd., Class H....................  12,237,500             8,590,333
     Bank of China, Ltd., Class H....................... 307,333,817           146,753,426
     Bank of Chongqing Co., Ltd., Class H...............   3,051,500             1,981,630
     Bank of Communications Co., Ltd., Class H..........  29,388,574            24,787,094
     Bank of Tianjin Co., Ltd., Class H.................      29,000                16,623
*    Baoye Group Co., Ltd., Class H.....................   2,099,120             1,436,320
#    BBMG Corp., Class H................................  13,275,000             4,675,769
     Beijing Capital International Airport Co., Ltd.,
       Class H..........................................   3,930,000             3,498,423
#    Beijing Capital Land, Ltd., Class H................   6,287,060             2,637,170
# *  Beijing Enterprises Clean Energy Group, Ltd........   4,880,000                78,458
     Beijing Enterprises Holdings, Ltd..................   2,426,500            12,929,167
*    Beijing Enterprises Medical & Health Group, Ltd....   3,048,000                94,040
#    Beijing North Star Co., Ltd., Class H..............   3,694,000             1,466,071
*    Beijing Properties Holdings, Ltd...................     456,000                14,064
#    Beijing Urban Construction Design & Development
       Group Co., Ltd., Class H.........................      65,000                22,626
#    Best Pacific International Holdings, Ltd...........     210,000                78,963
     Bosideng International Holdings, Ltd...............   9,076,000             2,498,478
*    Boyaa Interactive International, Ltd...............   1,806,000               479,687
     Brilliance China Automotive Holdings, Ltd..........   6,956,000             7,662,354
     BYD Electronic International Co., Ltd..............   2,661,500             4,771,520
     C C Land Holdings, Ltd.............................  19,499,429             4,501,595
     Cabbeen Fashion, Ltd...............................   1,005,000               298,403
*    Capital Environment Holdings, Ltd..................   8,486,000               213,899
# *  CAR, Inc...........................................   1,718,000             1,391,506
# *  Carnival Group International Holdings, Ltd.........  14,690,000                89,882
     Carrianna Group Holdings Co., Ltd..................   3,478,391               399,412
*    CECEP COSTIN New Materials Group, Ltd..............     132,000                 1,893
     Central China Real Estate, Ltd.....................   5,981,350             2,978,972
*    Century Sunshine Group Holdings, Ltd...............  12,740,000               349,621
*    CGN Meiya Power Holdings Co., Ltd..................  12,014,000             1,801,532
     Changshouhua Food Co., Ltd.........................      91,000                38,514
*    Changyou.com, Ltd., ADR............................       2,306                44,852
#    Chaowei Power Holdings, Ltd........................   4,715,000             2,170,244
*    Chigo Holding, Ltd.................................  19,830,000               264,495
*    Chiho Environmental Group, Ltd.....................     518,000                74,009
     China Aerospace International Holdings, Ltd........  15,130,000             1,043,761
     China Agri-Industries Holdings, Ltd................  16,891,500             5,444,634
#    China Aircraft Leasing Group Holdings, Ltd.........      49,000                56,235
     China Aoyuan Group, Ltd............................   9,176,000            11,138,098
*    China Beidahuang Industry Group Holdings, Ltd......     408,000                11,841
     China BlueChemical, Ltd., Class H..................  15,166,878             5,169,506
     China Cinda Asset Management Co., Ltd., Class H....  50,276,000            13,408,089
     China CITIC Bank Corp., Ltd., Class H..............  33,474,112            21,479,095
     China Coal Energy Co., Ltd., Class H...............  10,180,000             4,494,062
     China Communications Construction Co., Ltd.,
       Class H..........................................  23,080,327            22,230,537
     China Communications Services Corp., Ltd.,
        Class H.........................................   9,655,071             7,787,149
     China Construction Bank Corp., Class H............. 494,824,101           436,219,728
     China Dongxiang Group Co., Ltd.....................  19,415,000             2,873,699
     China Eastern Airlines Corp., Ltd., Class H........   5,502,000             3,909,758
     China Electronics Optics Valley Union Holding Co.,
       Ltd..............................................   2,644,000               196,045
     China Energy Engineering Corp., Ltd., Class H......   1,236,000               148,141
     China Everbright Bank Co., Ltd., Class H...........  11,539,000             5,699,335
     China Everbright, Ltd..............................   7,131,869            13,001,805
     China Fiber Optic Network System Group, Ltd........   3,598,000                96,316
     China Financial Services Holdings, Ltd.............   1,884,000               124,838

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
CHINA -- (Continued)
     China Galaxy Securities Co., Ltd., Class H......... 11,765,500          $  7,709,284
*    China Glass Holdings, Ltd..........................  5,100,000               416,711
*    China Greenfresh Group Co., Ltd....................  2,720,000               298,376
     China Hanking Holdings, Ltd........................    127,000                16,182
#    China Harmony New Energy Auto Holding, Ltd.........  4,896,500             1,738,670
*    China High Precision Automation Group, Ltd.........    429,000                12,509
#    China High Speed Transmission Equipment Group Co.,
       Ltd..............................................  1,889,000             1,432,007
     China Hongqiao Group, Ltd.......................... 10,475,000             8,635,065
     China Huarong Asset Management Co., Ltd., Class H.. 67,837,000            14,548,212
*    China Huiyuan Juice Group, Ltd.....................  5,210,483               251,597
#    China International Capital Corp., Ltd., Class H...  3,462,400             7,447,156
     China International Marine Containers Group Co.,
       Ltd., Class H....................................  1,614,600             2,036,473
*    China ITS Holdings Co., Ltd........................  1,707,147                52,788
     China Jinmao Holdings Group, Ltd................... 23,178,580            15,028,314
     China Lesso Group Holdings, Ltd....................  6,946,000             4,918,642
*    China Longevity Group Co., Ltd.....................  1,152,649                37,761
     China Machinery Engineering Corp., Class H.........  4,498,000             2,179,751
#    China Merchants Land, Ltd.......................... 10,958,000             1,913,587
     China Merchants Port Holdings Co., Ltd.............  6,449,903            13,045,811
     China Merchants Securities Co., Ltd., Class H......    222,000               303,887
     China Minsheng Banking Corp., Ltd., Class H........ 28,809,400            21,651,751
     China Mobile, Ltd.................................. 29,011,500           276,810,379
     China Mobile, Ltd., Sponsored ADR..................  1,343,555            64,047,267
     China National Building Material Co., Ltd.,
        Class H......................................... 31,301,250            29,132,559
     China New Town Development Co., Ltd................ 11,705,522               279,800
     China NT Pharma Group Co., Ltd.....................     86,500                 9,267
     China Oil & Gas Group, Ltd......................... 11,660,000               715,024
     China Oilfield Services, Ltd., Class H.............  7,678,000             8,222,513
     China Oriental Group Co., Ltd......................  6,528,000             4,008,658
     China Overseas Grand Oceans Group, Ltd............. 12,582,500             6,709,999
     China Overseas Land & Investment, Ltd.............. 29,202,000           109,409,729
     China Petroleum & Chemical Corp., ADR..............  1,082,399            83,063,284
     China Petroleum & Chemical Corp., Class H.......... 73,021,575            56,132,329
*    China Properties Group, Ltd........................  4,538,000               670,514
     China Railway Construction Corp., Ltd., Class H.... 13,191,014            15,586,768
     China Railway Group, Ltd., Class H................. 20,920,000            16,501,151
*    China Rare Earth Holdings, Ltd.....................  5,740,600               241,715
     China Reinsurance Group Corp., Class H............. 17,570,000             3,584,985
     China Resources Cement Holdings, Ltd............... 14,368,000            14,406,206
     China Resources Land, Ltd.......................... 18,796,000            81,859,525
     China Resources Medical Holdings Co., Ltd..........    623,500               453,261
*    China Rundong Auto Group, Ltd......................     22,000                 3,368
*    China Saite Group Co., Ltd.........................    546,000                21,573
     China Sanjiang Fine Chemicals Co., Ltd.............  3,394,000               883,909
     China SCE Group Holdings, Ltd...................... 14,316,000             6,766,617
# *  China Shengmu Organic Milk, Ltd....................    309,000                14,186
     China Shenhua Energy Co., Ltd., Class H............ 23,531,500            52,086,043
     China Shineway Pharmaceutical Group, Ltd...........  1,055,000             1,055,095
# *  China Silver Group, Ltd............................  4,278,000               371,201
     China Singyes Solar Technologies Holdings, Ltd.....    953,400               120,317
     China South City Holdings, Ltd..................... 30,906,000             4,690,555
     China Southern Airlines Co., Ltd., Class H......... 11,774,000            10,236,095
     China Starch Holdings, Ltd......................... 15,290,000               389,994
     China State Construction International Holdings,
       Ltd..............................................  6,160,000             6,393,192
     China Sunshine Paper Holdings Co., Ltd.............  1,374,500               220,937
     China Taifeng Beddings Holdings, Ltd...............    640,000                16,521
     China Taiping Insurance Holdings Co., Ltd..........  3,069,600             9,335,021
     China Traditional Chinese Medicine Holdings Co.,
       Ltd..............................................     44,000                24,976
     China Travel International Investment Hong Kong,
       Ltd.............................................. 19,141,631             4,424,087

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
CHINA -- (Continued)
#    China Unicom Hong Kong, Ltd., ADR..................  5,927,101          $ 70,354,689
     China Vast Industrial Urban Development Co., Ltd...    498,000               214,575
     China XLX Fertiliser, Ltd..........................  1,072,000               382,659
# *  China Yurun Food Group, Ltd........................  4,336,000               736,902
     China ZhengTong Auto Services Holdings, Ltd........  7,878,000             4,370,273
     China Zhongwang Holdings, Ltd...................... 13,848,554             7,562,195
     Chongqing Machinery & Electric Co., Ltd., Class H..  7,384,000               697,113
     Chongqing Rural Commercial Bank Co., Ltd.,
        Class H......................................... 21,368,000            12,499,550
*    Chu Kong Petroleum & Natural Gas Steel Pipe
       Holdings, Ltd....................................  1,188,000               104,688
     Chu Kong Shipping Enterprise Group Co., Ltd........    526,000               120,029
     CIFI Holdings Group Co., Ltd....................... 14,666,000             9,745,627
*    CITIC Dameng Holdings, Ltd.........................  4,333,000               246,113
     CITIC Resources Holdings, Ltd......................  9,744,000               920,505
     CITIC Securities Co., Ltd., Class H................  1,257,500             2,725,669
     CITIC, Ltd......................................... 19,505,483            28,404,932
     Citychamp Watch & Jewellery Group, Ltd.............  1,596,000               354,237
     Clear Media, Ltd...................................    101,000                83,747
     CNOOC, Ltd......................................... 90,082,000           163,618,954
     CNOOC, Ltd., Sponsored ADR.........................    199,068            36,166,674
*    Cogobuy Group......................................    713,000               262,481
# *  Comba Telecom Systems Holdings, Ltd................ 11,682,267             2,837,495
     Concord New Energy Group, Ltd...................... 35,200,000             1,727,307
*    Coolpad Group, Ltd.................................  5,085,893                72,729
*    COSCO SHIPPING Development Co., Ltd., Class H......  4,215,000               569,941
#    COSCO SHIPPING Energy Transportation Co., Ltd.,
       Class H..........................................  6,372,000             4,119,856
     COSCO SHIPPING International Hong Kong Co., Ltd....  4,282,000             1,491,669
     COSCO SHIPPING Ports, Ltd.......................... 13,430,656            13,395,506
*    Coslight Technology International Group Co., Ltd...    978,000               286,717
     Cosmo Lady China Holdings Co., Ltd.................    153,000                47,247
#    CPMC Holdings, Ltd.................................  3,356,000             1,416,153
     CRCC High-Tech Equipment Corp., Ltd., Class H......  1,883,500               478,200
#    CT Environmental Group, Ltd........................  9,748,000               422,486
*    Ctrip.com International, Ltd., ADR.................    312,304            13,756,991
*    DaChan Food Asia, Ltd..............................  1,354,958                71,255
     Dah Chong Hong Holdings, Ltd.......................  8,042,108             2,943,367
*    Daphne International Holdings, Ltd.................  2,622,000                83,597
     Dawnrays Pharmaceutical Holdings, Ltd..............    189,000                34,444
*    Digital China Holdings, Ltd........................    323,000               154,101
*    Dongfang Electric Corp., Ltd., Class H.............    471,600               360,348
     Dongfeng Motor Group Co., Ltd., Class H............ 12,986,000            12,616,127
     Dongyue Group, Ltd.................................  4,662,000             3,398,664
*    Dynasty Fine Wines Group, Ltd......................  8,362,600             1,535,048
     E-Commodities Holdings, Ltd........................  4,884,000               343,155
     Embry Holdings, Ltd................................    539,000               157,614
     EVA Precision Industrial Holdings, Ltd.............  4,310,000               445,278
#    Everbright Securities Co., Ltd., Class H...........    995,000               955,874
*    Evergreen International Holdings, Ltd..............    687,000                37,830
     Fantasia Holdings Group Co., Ltd................... 12,997,015             2,465,609
     Far East Horizon, Ltd..............................  4,615,000             5,129,915
     Fosun International, Ltd........................... 11,099,183            17,241,497
#    Fufeng Group, Ltd..................................  8,739,000             4,630,070
# *  GCL New Energy Holdings, Ltd.......................  9,334,000               351,071
# *  GCL-Poly Energy Holdings, Ltd...................... 92,029,000             6,576,517
     Gemdale Properties & Investment Corp., Ltd......... 15,276,000             2,048,508
#    Genertec Universal Medical Group Co., Ltd..........  4,271,500             3,405,829
     GF Securities Co., Ltd., Class H...................  4,127,000             5,587,115
*    Glorious Property Holdings, Ltd.................... 22,989,000             1,130,135
     Goldlion Holdings, Ltd.............................  1,962,000               799,427
     Goldpac Group, Ltd.................................  1,145,000               321,250

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ----------- -------------------------------
CHINA -- (Continued)
# *  GOME Retail Holdings, Ltd..........................  80,257,000          $  9,217,186
#    Grand Baoxin Auto Group, Ltd.......................   4,723,500             1,655,252
#    Great Wall Motor Co., Ltd., Class H................  16,351,500            13,315,040
     Greenland Hong Kong Holdings, Ltd..................   7,541,575             3,100,181
     Greentown China Holdings, Ltd......................   5,869,091             5,320,824
     Guangdong Yueyun Transportation Co., Ltd.,
        Class H.........................................     225,000                91,480
#    Guangshen Railway Co., Ltd., Sponsored ADR.........     319,904             5,870,238
#    Guangzhou Automobile Group Co., Ltd., Class H......   8,892,000             9,576,922
     Guangzhou R&F Properties Co., Ltd., Class H........   8,149,114            16,211,743
*    Guodian Technology & Environment Group Corp.,
       Ltd., Class H....................................   1,412,000                64,811
*    Guolian Securities Co., Ltd., Class H..............     171,500                62,485
#    Guorui Properties, Ltd.............................   2,790,000               585,636
     Guotai Junan Securities Co., Ltd., Class H.........     236,600               505,466
     Haitong Securities Co., Ltd., Class H..............  11,612,800            14,976,959
*    Hanergy Thin Film Power Group, Ltd.................  14,642,000             6,999,222
     Harbin Bank Co., Ltd., Class H.....................   1,489,000               341,509
#    Harbin Electric Co., Ltd., Class H.................   5,567,474             2,982,327
# *  HC Group, Inc......................................   1,447,000               738,779
*    Hengdeli Holdings, Ltd.............................  13,844,000               723,882
*    Hi Sun Technology China, Ltd.......................   6,210,000             1,069,617
     Hilong Holding, Ltd................................   5,833,000               706,372
     HKC Holdings, Ltd..................................   1,208,155               972,175
*    Honghua Group, Ltd.................................   5,861,000               501,076
     Honworld Group, Ltd................................     547,500               307,708
     Hopefluent Group Holdings, Ltd.....................   1,624,000               487,039
     Hopson Development Holdings, Ltd...................   5,194,000             5,703,508
# *  Hua Han Health Industry Holdings, Ltd..............  23,012,000               466,412
#    Hua Hong Semiconductor, Ltd........................   2,382,000             5,646,132
     Huaneng Renewables Corp., Ltd., Class H............  33,002,000             9,513,148
     Huatai Securities Co., Ltd., Class H...............   4,174,800             7,867,914
     Huishang Bank Corp., Ltd., Class H.................   1,351,900               578,667
# *  Hydoo International Holding, Ltd...................   1,112,000                53,695
     Industrial & Commercial Bank of China, Ltd.,
       Class H.......................................... 314,498,996           236,553,494
     Inner Mongolia Yitai Coal Co., Ltd., Class H.......      10,500                 9,303
# *  Jiangnan Group, Ltd................................  10,086,000               533,202
     Jiangxi Copper Co., Ltd., Class H..................   5,828,000             7,730,670
#    Jiayuan International Group, Ltd...................   3,504,000             1,568,253
     Jilin Jiutai Rural Commercial Bank Corp., Ltd.,
       Class H..........................................      37,000                16,459
#    Jingrui Holdings, Ltd..............................   1,133,000               407,818
# *  JinkoSolar Holding Co., Ltd., ADR..................     219,323             4,268,026
     Joy City Property, Ltd.............................  10,296,000             1,469,061
     Ju Teng International Holdings, Ltd................   6,520,249             1,906,933
     K Wah International Holdings, Ltd..................   2,184,233             1,370,882
*    Kai Yuan Holdings, Ltd.............................  41,600,000               287,474
     Kaisa Group Holdings, Ltd..........................   6,307,632             2,678,458
#    Kangda International Environmental Co., Ltd........   4,786,000               671,654
     Kasen International Holdings, Ltd..................     209,000               169,793
     Kingboard Holdings, Ltd............................   5,960,345            19,433,535
     Kingboard Laminates Holdings, Ltd..................     766,000               805,595
     Kunlun Energy Co., Ltd.............................  23,804,000            25,178,875
     KWG Group Holdings, Ltd............................   9,703,000            11,380,289
*    Labixiaoxin Snacks Group, Ltd......................   2,175,000               121,615
     Lai Fung Holdings, Ltd.............................     808,588             1,012,988
     Le Saunda Holdings, Ltd............................     120,000                10,704
     Lee & Man Paper Manufacturing, Ltd.................   2,802,000             2,274,357
     Legend Holdings Corp., Class H.....................     845,800             2,307,053
*    Leoch International Technology, Ltd................   2,305,000               190,767
*    Lianhua Supermarket Holdings Co., Ltd., Class H....     529,000               105,992
     LK Technology Holdings, Ltd........................     785,000                98,263

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ----------- -------------------------------
CHINA -- (Continued)
     Longfor Group Holdings, Ltd........................   9,774,500           $36,141,432
     Lonking Holdings, Ltd..............................  15,258,000             5,188,356
#    Maanshan Iron & Steel Co., Ltd., Class H...........  13,546,000             6,244,135
     Maoye International Holdings, Ltd..................   7,604,000               611,079
     Metallurgical Corp. of China, Ltd., Class H........   7,884,000             2,182,285
     Min Xin Holdings, Ltd..............................     708,418               445,240
*    Mingfa Group International Co., Ltd................     608,000                 4,363
     Minmetals Land, Ltd................................  11,587,205             2,228,506
     MOBI Development Co., Ltd..........................     303,000                44,522
     Modern Land China Co., Ltd.........................   2,673,200               443,959
# *  Munsun Capital Group, Ltd..........................   4,091,500                54,105
*    Nature Home Holding Co., Ltd.......................     668,000               118,356
*    New World Department Store China, Ltd..............   3,343,000               703,397
     Nine Dragons Paper Holdings, Ltd...................   9,899,000             9,161,905
# *  North Mining Shares Co., Ltd.......................   5,170,000                20,471
     NVC Lighting Holdings, Ltd.........................   5,114,000               453,957
     Orient Securities Co., Ltd., Class H...............     852,000               616,195
     Overseas Chinese Town Asia Holdings, Ltd...........   1,014,000               430,323
     Ozner Water International Holding, Ltd.............     349,000                72,114
# *  Panda Green Energy Group, Ltd......................   3,744,000               158,220
     Parkson Retail Group, Ltd..........................   6,361,500               519,647
#    PAX Global Technology, Ltd.........................   4,039,000             1,886,512
     People's Insurance Co. Group of China, Ltd. (The),
       Class H..........................................   4,446,000             1,820,586
     PetroChina Co., Ltd., ADR..........................      75,718             4,792,192
     PetroChina Co., Ltd., Class H...................... 132,694,000            84,113,886
     PICC Property & Casualty Co., Ltd., Class H........  15,719,000            17,660,766
     Poly Culture Group Corp., Ltd., Class H............     297,300               350,138
     Poly Property Group Co., Ltd.......................  15,643,488             6,563,357
     Postal Savings Bank of China Co., Ltd., Class H....  12,790,000             7,783,098
     Pou Sheng International Holdings, Ltd..............   5,061,000             1,187,636
     Powerlong Real Estate Holdings, Ltd................  11,011,000             5,362,852
     Prosperity International Holdings HK, Ltd..........   1,612,000                38,837
*    PW Medtech Group, Ltd..............................   1,439,000               245,556
*    Qingdao Port International Co., Ltd., Class H......     484,000               336,185
     Qingling Motors Co., Ltd., Class H.................   6,468,000             1,938,500
#    Qinhuangdao Port Co., Ltd., Class H................     209,000                46,063
     Qunxing Paper Holdings Co., Ltd....................   5,020,071               241,891
*    Real Gold Mining, Ltd..............................   3,137,500               105,186
     Red Star Macalline Group Corp., Ltd., Class H......     984,743               933,690
     Regal International Airport Group Co., Ltd.,
       Class H..........................................     729,000               590,652
*    Renhe Commercial Holdings Co., Ltd.................  43,919,000             1,452,499
# *  REXLot Holdings, Ltd...............................  67,831,618               181,581
*    Ronshine China Holdings, Ltd.......................   1,277,500             1,759,300
*    Royale Furniture Holdings, Ltd.....................     582,000                77,885
# *  Sany Heavy Equipment International Holdings Co.,
       Ltd..............................................   4,972,000             2,378,511
#    Seaspan Corp.......................................     574,922             5,829,709
# *  Semiconductor Manufacturing International Corp.....  10,248,698            10,973,372
# *  Semiconductor Manufacturing International Corp.,
       ADR..............................................     966,923             5,153,700
     Shandong Chenming Paper Holdings, Ltd., Class H....   2,097,227             1,088,765
     Shandong Xinhua Pharmaceutical Co., Ltd., Class H..     104,000                55,189
     Shanghai Electric Group Co., Ltd., Class H.........   7,500,000             2,927,570
     Shanghai Industrial Holdings, Ltd..................   3,809,918             8,961,143
#    Shanghai Industrial Urban Development Group, Ltd...  12,082,000             2,419,667
     Shanghai Jin Jiang International Hotels Group Co.,
       Ltd., Class H....................................   9,100,000             2,254,431
     Shanghai La Chapelle Fashion Co., Ltd., Class H....      81,000                41,409
     Shanghai Pharmaceuticals Holding Co., Ltd.,
        Class H.........................................   2,950,000             6,177,917
*    Shanghai Prime Machinery Co., Ltd., Class H........   6,602,000               942,492
     Shengjing Bank Co., Ltd., Class H..................     444,500               258,280
     Shenguan Holdings Group, Ltd.......................   3,610,000               185,806

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
CHINA -- (Continued)
     Shenzhen Investment, Ltd........................... 25,444,650           $10,125,036
     Shimao Property Holdings, Ltd......................  9,482,535            28,902,790
*    Shougang Concord International Enterprises Co.,
       Ltd.............................................. 54,246,416             2,214,175
     Shougang Fushan Resources Group, Ltd............... 18,894,594             4,580,101
     Shui On Land, Ltd.................................. 28,914,303             7,045,373
# *  Shunfeng International Clean Energy, Ltd........... 12,548,000               431,078
     Sihuan Pharmaceutical Holdings Group, Ltd..........  7,119,000             1,918,212
# *  Silver Grant International Industries, Ltd.........  6,324,804             1,211,008
     SIM Technology Group, Ltd..........................  7,297,000               274,753
# *  Sinofert Holdings, Ltd.............................  7,484,000               925,927
# *  Sinolink Worldwide Holdings, Ltd...................  9,156,508               900,854
     Sino-Ocean Group Holding, Ltd...................... 25,352,102            11,389,204
     Sinopec Engineering Group Co., Ltd., Class H.......  6,411,500             6,200,086
     Sinopec Kantons Holdings, Ltd......................  5,530,000             2,470,942
     Sinopec Shanghai Petrochemical Co., Ltd., Class H..      2,000                   906
     Sinotrans, Ltd., Class H........................... 11,567,000             4,752,629
#    Sinotruk Hong Kong, Ltd............................  5,172,335            11,228,309
     Skyworth Digital Holdings, Ltd..................... 13,555,083             4,007,147
*    SOHO China, Ltd.................................... 17,012,888             6,170,841
     Springland International Holdings, Ltd.............  4,416,000               923,238
*    SPT Energy Group, Inc..............................  2,392,000               237,742
*    SRE Group, Ltd..................................... 21,316,285               275,336
*    Starrise Media Holdings, Ltd.......................    270,000                46,030
     Sun King Power Electronics Group...................    148,000                24,392
# *  Sunshine 100 China Holdings, Ltd...................    187,000                38,019
#    Tarena International, Inc., ADR....................      2,806                14,254
*    Taung Gold International, Ltd......................  5,980,000                33,520
     TCL Electronics Holdings, Ltd......................  2,639,666             1,414,373
# *  Technovator International, Ltd.....................  2,134,000               307,577
*    Tenwow International Holdings, Ltd.................  2,993,000                54,368
     Texhong Textile Group, Ltd.........................  1,049,500             1,421,939
     Tian An China Investment Co., Ltd..................  4,449,000             2,443,778
#    Tian Ge Interactive Holdings, Ltd..................    655,000               203,030
     Tiangong International Co., Ltd....................  2,716,000               709,996
     Tianjin Port Development Holdings, Ltd............. 15,187,657             1,762,646
#    Tianneng Power International, Ltd..................  2,584,000             2,426,559
     Time Watch Investments, Ltd........................     92,000                12,335
#    Tomson Group, Ltd..................................  3,384,526             1,298,592
#    Tongda Group Holdings, Ltd......................... 19,680,000             2,133,349
     Tonly Electronics Holdings, Ltd....................     41,330                35,829
#    Top Spring International Holdings, Ltd.............    146,000                42,040
     TPV Technology, Ltd................................  6,438,496             1,495,338
     Trigiant Group, Ltd................................  2,750,000               497,816
     United Energy Group, Ltd...........................  3,434,000               643,983
*    V1 Group, Ltd......................................  6,098,000               193,888
     Wasion Holdings, Ltd...............................  4,016,000             2,050,806
     Weiqiao Textile Co., Class H.......................  3,211,000             1,297,941
     West China Cement, Ltd............................. 23,346,000             3,279,725
     Wisdom Sports Group................................    440,000                29,758
     Xiamen International Port Co., Ltd., Class H.......  8,442,000             1,207,052
*    Xinchen China Power Holdings, Ltd..................  3,245,000               175,838
     Xingda International Holdings, Ltd.................  6,739,842             2,141,404
     Xingfa Aluminium Holdings, Ltd.....................    435,000               366,168
     Xinhua Winshare Publishing and Media Co., Ltd.,
       Class H..........................................  1,323,000             1,016,258
*    Xinjiang Xinxin Mining Industry Co., Ltd.,
        Class H.........................................  2,068,000               179,374
     Xinyuan Real Estate Co., Ltd., ADR.................    105,240               468,318
*    Yanchang Petroleum International, Ltd.............. 19,330,000               268,853
     Yanzhou Coal Mining Co., Ltd., Class H............. 11,792,000            12,589,323
     Yip's Chemical Holdings, Ltd.......................    842,000               287,908

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
CHINA -- (Continued)
# *  Youyuan International Holdings, Ltd................  3,645,251         $    1,115,565
*    YuanShengTai Dairy Farm, Ltd.......................    363,000                  8,423
     Yuexiu Property Co., Ltd........................... 51,974,786             12,064,434
     Yuzhou Properties Co., Ltd......................... 15,413,040              8,146,525
     Zhengzhou Coal Mining Machinery Group Co., Ltd.,
       Class H..........................................    473,600                238,806
# *  Zhong An Real Estate, Ltd.......................... 14,249,600                526,956
     Zhuhai Holdings Investment Group, Ltd..............  1,404,000                156,082
     Zoomlion Heavy Industry Science and Technology
       Co., Ltd., Class H...............................  7,258,800              4,260,606
                                                                            --------------
TOTAL CHINA.............................................                     3,215,127,304
                                                                            --------------
COLOMBIA -- (0.2%)
     Almacenes Exito SA.................................  1,836,636              8,236,673
     Banco de Bogota SA.................................      2,143                 45,654
     Cementos Argos SA..................................     76,280                190,390
*    Corp. Financiera Colombiana SA.....................     13,672                106,391
     Grupo Argos SA.....................................  1,497,443              8,521,751
     Grupo de Inversiones Suramericana SA...............  1,682,817             18,737,002
     Grupo Nutresa SA...................................    188,247              1,560,355
     Mineros SA.........................................    128,115                 90,343
                                                                            --------------
TOTAL COLOMBIA..........................................                        37,488,559
                                                                            --------------
CZECH REPUBLIC -- (0.2%)
     CEZ A.S............................................  1,651,447             38,466,566
                                                                            --------------
GREECE -- (0.0%)
     Aegean Airlines SA.................................      4,638                 43,858
*    Alpha Bank AE......................................    121,090                188,522
     Bank of Greece.....................................     25,557                377,070
*    Ellaktor SA........................................  1,001,517              1,924,607
*    Eurobank Ergasias SA...............................  3,358,252              2,813,648
     Fourlis Holdings SA................................     32,716                197,493
*    GEK Terna Holding Real Estate Construction SA......     12,077                 69,644
     Hellenic Petroleum SA..............................     40,427                375,024
*    Intracom Holdings SA...............................    835,372                835,601
*    LAMDA Development SA...............................     24,397                186,266
     Mytilineos Holdings SA.............................     91,198                987,540
*    National Bank of Greece SA.........................  1,298,800              2,857,470
*    Piraeus Bank SA....................................    233,708                476,433
     Terna Energy SA....................................      7,594                 59,320
                                                                            --------------
TOTAL GREECE............................................                        11,392,496
                                                                            --------------
HUNGARY -- (0.3%)
     MOL Hungarian Oil & Gas P.L.C......................  3,564,546             41,048,114
     OTP Bank P.L.C.....................................    131,267              5,837,571
     Richter Gedeon Nyrt................................    209,789              4,162,576
                                                                            --------------
TOTAL HUNGARY...........................................                        51,048,261
                                                                            --------------
INDIA -- (13.3%)
*    5Paisa Capital, Ltd................................     37,764                156,184
     Aarti Drugs, Ltd...................................     16,264                145,021
     ACC, Ltd...........................................    399,879              9,383,844
     Adani Enterprises, Ltd.............................  1,573,170              2,865,268
*    Adani Gas, Ltd.....................................  3,374,526              6,403,489
*    Adani Green Energy, Ltd............................  2,292,136              1,310,974
*    Adani Power, Ltd...................................  5,015,882              3,214,479
*    Adani Transmissions, Ltd...........................    674,212              2,114,024
*    Aditya Birla Capital, Ltd..........................  2,509,481              3,524,078

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
INDIA -- (Continued)
*   Aditya Birla Fashion and Retail, Ltd...............    578,245          $  1,810,736
    Alembic, Ltd.......................................    517,596               310,539
*   Allahabad Bank.....................................  1,291,820               866,874
    Allcargo Logistics, Ltd............................    507,319               783,707
    Ambuja Cements, Ltd................................  4,818,079            15,259,370
*   Amtek Auto, Ltd....................................    941,223                38,161
    Anant Raj, Ltd.....................................    831,469               363,939
*   Andhra Bank........................................  2,343,184               833,027
    Andhra Sugars, Ltd. (The)..........................     14,835                73,478
*   Anveshan Heavy Engineering, Ltd....................     73,554               488,941
    Apar Industries, Ltd...............................    155,271             1,497,855
    Apollo Tyres, Ltd..................................  3,968,756            11,719,512
*   Arvind Fashions, Ltd...............................    413,216             5,940,959
    Arvind, Ltd........................................  2,290,392             2,731,525
    Ashiana Housing, Ltd...............................     51,567                86,774
    Ashoka Buildcon, Ltd...............................    601,302             1,070,277
    Astra Microwave Products, Ltd......................    107,891               135,325
    Aurobindo Pharma, Ltd..............................  1,151,205            13,521,573
*   Axis Bank, Ltd..................................... 10,042,110           110,435,566
*   Bajaj Hindusthan Sugar, Ltd........................  1,112,982               132,814
    Bajaj Holdings & Investment, Ltd...................    388,303            17,250,484
    Balmer Lawrie & Co., Ltd...........................    602,759             1,469,108
    Balrampur Chini Mills, Ltd.........................  2,398,306             5,210,923
    Banco Products India, Ltd..........................    125,222               266,861
*   Bank of Baroda.....................................  5,782,021             9,692,093
*   Bank of Maharashtra................................    969,657               251,827
    Bannari Amman Sugars, Ltd..........................        295                 5,992
    BEML, Ltd..........................................    259,434             3,252,320
    Bharat Electronics, Ltd............................  6,189,860             7,746,604
    Bharat Heavy Electricals, Ltd......................  6,623,591             6,728,794
    Bharti Airtel, Ltd................................. 17,589,710            80,864,400
    Bharti Infratel, Ltd...............................  1,288,478             4,864,950
    Birla Corp., Ltd...................................    181,577             1,309,101
    Bodal Chemicals, Ltd...............................    178,198               311,766
    Brigade Enterprises, Ltd...........................    282,044               914,670
    BSE, Ltd...........................................    106,298               948,454
    Can Fin Homes, Ltd.................................    369,568             1,688,585
*   Canara Bank........................................  1,877,228             7,008,925
    Capacit'e Infraprojects, Ltd.......................     26,378                86,189
    Ceat, Ltd..........................................    367,118             5,548,505
*   Central Bank of India..............................     70,316                31,773
    Century Textiles & Industries, Ltd.................     12,794               168,767
*   CG Power and Industrial Solutions, Ltd.............  5,625,807             3,046,271
    Chambal Fertilizers & Chemicals, Ltd...............  1,839,878             4,109,983
    Chennai Super Kings Cricket, Ltd...................  5,080,767                30,819
    Cipla, Ltd.........................................    488,243             3,951,873
    City Union Bank, Ltd...............................  1,583,412             4,643,851
*   Claro India, Ltd...................................     81,406               117,509
*   Coffee Day Enterprises, Ltd........................    140,892               527,517
    Container Corp. Of India, Ltd......................    403,681             2,871,848
*   Corp. Bank.........................................  1,646,469               651,719
*   Cox & Kings Financial Service, Ltd.................    447,522               243,534
    Cox & Kings, Ltd...................................  1,277,114             2,222,160
    Cyient, Ltd........................................    124,698             1,057,282
    DB Corp., Ltd......................................    134,428               361,848
*   DB Realty, Ltd.....................................    280,877                59,471
    DCB Bank, Ltd......................................  2,729,055             8,308,041
    DCM Shriram, Ltd...................................    449,761             2,829,257
    Deepak Fertilisers & Petrochemicals Corp., Ltd.....    355,569               691,235

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
INDIA -- (Continued)
    Delta Corp., Ltd...................................     51,743           $   182,192
    Dewan Housing Finance Corp., Ltd...................  1,845,369             3,525,275
    Dhampur Sugar Mills, Ltd...........................    276,624               886,615
    Digicontent, Ltd...................................    200,067                62,706
    Dilip Buildcon, Ltd................................      5,030                38,853
    Dish TV India, Ltd.................................  2,132,040             1,103,450
*   Dishman Carbogen Amcis, Ltd........................    939,398             3,078,990
    DLF, Ltd...........................................  5,287,405            13,084,507
    Dr Reddy's Laboratories, Ltd., ADR.................    263,337            11,031,187
    Dr Reddy's Laboratories, Ltd.......................    496,386            20,893,357
    eClerx Services, Ltd...............................      2,417                39,789
    Edelweiss Financial Services, Ltd..................  1,092,164             2,338,218
    EID Parry India, Ltd...............................  1,017,629             2,830,173
    EIH, Ltd...........................................    770,630             2,091,826
    Electrosteel Castings, Ltd.........................    948,259               266,594
    Engineers India, Ltd...............................    678,889             1,089,756
*   Eros International Media, Ltd......................    366,181               376,137
    Essel Propack, Ltd.................................  1,207,533             2,351,732
    Excel Industries, Ltd..............................      1,169                17,793
*   FDC, Ltd...........................................     66,849               168,893
    Federal Bank, Ltd.................................. 13,994,525            18,688,672
    Finolex Cables, Ltd................................    508,817             3,220,523
    Finolex Industries, Ltd............................    127,851               852,131
    Firstsource Solutions, Ltd.........................  2,891,369             2,110,350
*   Fortis Healthcare, Ltd.............................  2,206,119             4,406,880
*   Future Enterprises, Ltd............................  1,595,393               780,279
*   Future Retail, Ltd.................................    408,418             2,446,688
    GAIL India, Ltd....................................  7,319,114            37,378,403
    Gateway Distriparks, Ltd...........................    387,484               737,384
    Gati, Ltd..........................................    614,254               717,203
    General Insurance Corp. of India...................     52,226               180,187
    GHCL, Ltd..........................................    401,634             1,446,957
    GIC Housing Finance, Ltd...........................    173,759               645,353
    Glenmark Pharmaceuticals, Ltd......................    793,749             7,238,963
    GOCL Corp., Ltd....................................      1,597                 7,485
*   Godawari Power and Ispat, Ltd......................     28,059                88,999
    Godfrey Phillips India, Ltd........................     70,572             1,116,926
    Granules India, Ltd................................  2,038,393             3,278,183
    Grasim Industries, Ltd.............................  2,263,752            29,319,512
    Great Eastern Shipping Co., Ltd. (The).............    831,168             3,444,348
    Greaves Cotton, Ltd................................    340,138               728,963
    Greenply Industries, Ltd...........................      9,992                24,302
*   GTL Infrastructure, Ltd............................    591,437                 7,661
    Gujarat Alkalies & Chemicals, Ltd..................    278,639             1,927,835
    Gujarat Ambuja Exports, Ltd........................    143,135               432,110
    Gujarat Fluorochemicals, Ltd.......................    389,580             5,856,348
    Gujarat Mineral Development Corp., Ltd.............  1,179,090             1,253,599
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................    677,138             3,040,102
    Gujarat Pipavav Port, Ltd..........................    297,915               375,588
    Gujarat State Fertilizers & Chemicals, Ltd.........  2,160,587             3,054,659
    Gujarat State Petronet, Ltd........................  2,069,544             5,892,607
    HBL Power Systems, Ltd.............................    233,016                80,177
    HCL Technologies, Ltd..............................     79,232             1,344,680
    HeidelbergCement India, Ltd........................    396,490             1,040,347
    Hikal, Ltd.........................................    308,026               784,656
    HIL, Ltd...........................................     19,693               524,009
    Himachal Futuristic Communications, Ltd............  8,946,866             2,843,740
    Himatsingka Seide, Ltd.............................    387,504             1,186,150
    Hindalco Industries, Ltd........................... 12,648,144            37,412,552

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
INDIA -- (Continued)
    Hinduja Global Solutions, Ltd......................     74,046           $   658,028
    Honda SIEL Power Products, Ltd.....................      3,435                52,211
*   Housing Development & Infrastructure, Ltd..........  4,112,310             1,366,091
    HSIL, Ltd..........................................    460,561             1,780,068
    HT Media, Ltd......................................    800,270               451,461
    Huhtamaki PPL, Ltd.................................      6,622                21,427
    I G Petrochemicals, Ltd............................     19,941                84,375
    ICICI Bank, Ltd., Sponsored ADR....................  7,765,802            88,918,431
*   IDFC First Bank, Ltd............................... 12,664,396             9,051,501
    IDFC, Ltd.......................................... 10,842,370             6,222,209
*   IFCI, Ltd..........................................  8,590,624             1,309,601
    IIFL Holdings, Ltd.................................  2,626,942            16,283,196
*   IL&FS Transportation Networks, Ltd.................    529,814                37,769
    India Cements, Ltd. (The)..........................  3,596,922             5,521,509
    India Glycols, Ltd.................................    118,892               433,279
    Indiabulls Housing Finance, Ltd....................  3,206,046            31,870,179
    Indiabulls Integrated Services, Ltd................      2,045                 8,814
*   Indiabulls Real Estate, Ltd........................  2,831,621             4,636,238
*   Indian Bank........................................    746,740             2,716,370
    Indian Hotels Co., Ltd. (The)......................  3,280,419             7,263,741
    Indian Hume Pipe Co., Ltd..........................      2,945                11,264
    Indo Count Industries, Ltd.........................    394,566               230,794
    Indoco Remedies, Ltd...............................     52,819               151,153
    INEOS Styrolution India, Ltd.......................     32,615               256,010
    Infibeam Avenues, Ltd..............................    734,288               440,563
    Infosys, Ltd.......................................    686,667             7,371,460
    Ingersoll-Rand India, Ltd..........................     49,395               431,889
*   Inox Leisure, Ltd..................................     18,187                81,924
*   Inox Wind, Ltd.....................................     45,583                42,016
    Insecticides India, Ltd............................     13,709               123,262
*   Intellect Design Arena, Ltd........................    387,096             1,254,848
*   International Paper APPM, Ltd......................     25,252               160,708
    ITD Cementation India, Ltd.........................    169,769               302,561
    J Kumar Infraprojects, Ltd.........................    162,706               282,309
    Jagran Prakashan, Ltd..............................    460,647               752,301
    Jai Corp., Ltd.....................................    581,912               973,152
    Jain Irrigation Systems, Ltd.......................  4,545,937             3,544,669
*   Jaiprakash Associates, Ltd......................... 12,787,902               993,821
*   Jammu & Kashmir Bank, Ltd. (The)...................  3,109,430             2,702,098
*   Jaypee Infratech, Ltd..............................  1,697,229                56,164
    JB Chemicals & Pharmaceuticals, Ltd................    390,870             1,936,849
    Jindal Poly Films, Ltd.............................    212,093               769,993
    Jindal Saw, Ltd....................................  2,045,495             2,387,439
*   Jindal Stainless Hisar, Ltd........................     10,311                12,904
*   Jindal Stainless, Ltd..............................    222,465               119,053
*   Jindal Steel & Power, Ltd..........................  4,313,643            11,053,396
    JK Cement, Ltd.....................................    205,774             2,690,302
    JK Lakshmi Cement, Ltd.............................    398,674             2,126,686
    JK Paper, Ltd......................................    912,990             1,809,531
    JK Tyre & Industries, Ltd..........................  1,011,114             1,260,610
    JM Financial, Ltd..................................  3,377,135             4,323,275
    JMC Projects India, Ltd............................    131,140               213,956
*   JSW Energy, Ltd....................................  5,211,739             5,214,459
    JSW Steel, Ltd..................................... 12,679,661            56,519,231
    Jubilant Life Sciences, Ltd........................  1,061,040            10,057,616
    Kalpataru Power Transmission, Ltd..................    674,556             4,516,943
    Kalyani Steels, Ltd................................     81,065               228,566
    Karnataka Bank, Ltd. (The).........................  2,633,673             4,791,133
    Karur Vysya Bank, Ltd. (The).......................  3,026,301             3,383,485

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
INDIA -- (Continued)
    Kaveri Seed Co., Ltd...............................    69,940           $   446,590
    KCP, Ltd. (The)....................................   226,777               290,184
*   Kiri Industries, Ltd...............................   121,540               948,536
    Kirloskar Brothers, Ltd............................    64,949               157,891
    Kirloskar Oil Engines, Ltd.........................   294,687               694,682
    KNR Constructions, Ltd.............................   166,080               573,299
    Kolte-Patil Developers, Ltd........................   175,156               580,731
*   KPIT Engineering, Ltd.............................. 2,056,795             3,053,237
*   KPIT Technologies, Ltd............................. 2,056,795             2,786,773
    KPR Mill, Ltd......................................    33,394               287,014
    KRBL, Ltd..........................................    96,906               465,467
    L&T Finance Holdings, Ltd.......................... 5,551,958            10,447,371
    Lakshmi Machine Works, Ltd.........................     1,659               137,825
*   Lakshmi Vilas Bank, Ltd. (The).....................   673,471               728,806
    Larsen & Toubro, Ltd............................... 2,728,847            52,883,406
    Laurus Labs, Ltd...................................    42,971               237,173
    LG Balakrishnan & Bros, Ltd........................    18,860                99,530
    LIC Housing Finance, Ltd........................... 2,997,338            21,397,631
    Linde India, Ltd...................................    60,036               415,114
    LT Foods, Ltd......................................   835,299               412,080
    Lumax Auto Technologies, Ltd.......................    31,726                55,934
    Lupin, Ltd......................................... 2,218,773            27,793,810
    Magma Fincorp, Ltd.................................   420,814               753,344
    Maharashtra Scooters, Ltd..........................     6,710               352,552
    Maharashtra Seamless, Ltd..........................   186,256             1,272,206
    Mahindra & Mahindra Financial Services, Ltd........ 2,045,375            11,731,903
    Mahindra & Mahindra, Ltd........................... 5,958,500            55,358,620
*   Mahindra CIE Automotive, Ltd.......................   135,869               445,985
    Mahindra Lifespace Developers, Ltd.................   254,946             1,397,880
    Maithan Alloys, Ltd................................    17,220               127,777
*   Majesco, Ltd.......................................    15,115               113,490
    Man Infraconstruction, Ltd.........................   232,063               117,220
    Manappuram Finance, Ltd............................ 6,463,052            10,935,120
    Mangalam Cement, Ltd...............................     7,882                31,961
    Manpasand Beverages Ltd............................    61,017                95,801
    Marksans Pharma, Ltd............................... 1,625,109               550,585
    Mastek, Ltd........................................   106,954               736,085
*   Max India, Ltd.....................................   489,573               494,034
    McLeod Russel India, Ltd...........................   509,828               447,197
    Meghmani Organics, Ltd.............................   977,465               933,530
    Merck, Ltd.........................................    59,636             3,189,054
    Mirza International, Ltd...........................    72,490                56,718
    MOIL, Ltd..........................................   460,725             1,015,997
    Monte Carlo Fashions, Ltd..........................     5,789                26,789
    Motilal Oswal Financial Services, Ltd..............     4,389                44,738
    Mphasis, Ltd.......................................   501,866             6,959,948
    MPS, Ltd...........................................     3,844                26,822
    MRF, Ltd...........................................    11,739             8,970,331
    Munjal Showa, Ltd..................................    11,077                24,772
    Muthoot Finance, Ltd...............................   957,558             8,221,854
*   Nagarjuna Fertilizers & Chemicals, Ltd.............   597,736                53,282
    National Aluminium Co., Ltd........................ 5,916,629             4,424,369
    National Fertilizers, Ltd..........................    33,882                17,427
    Nava Bharat Ventures, Ltd..........................   711,659             1,043,935
    Navin Fluorine International, Ltd..................    19,225               185,582
    NCC, Ltd........................................... 7,162,268            10,214,207
*   Neuland Laboratories, Ltd..........................     2,923                29,781
*   NIIT, Ltd..........................................   894,660             1,353,800
    Nilkamal, Ltd......................................    58,652             1,120,342

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
INDIA -- (Continued)
    NOCIL, Ltd.........................................    551,407          $  1,062,826
    Nucleus Software Exports, Ltd......................     25,508               138,622
    Oberoi Realty, Ltd.................................    684,793             4,993,282
    Odisha Cement, Ltd.................................    284,948             4,688,142
    Omaxe, Ltd.........................................    611,880             1,828,061
    Orient Cement, Ltd.................................    621,657               941,155
*   Oriental Bank of Commerce..........................    975,550             1,348,820
    Parag Milk Foods, Ltd..............................    103,725               358,621
    PC Jeweller, Ltd...................................  2,648,612             4,521,228
    Persistent Systems, Ltd............................    302,263             2,759,880
    Petronet LNG, Ltd..................................  4,844,788            16,735,162
    Phillips Carbon Black, Ltd.........................    526,465             1,191,221
    Piramal Enterprises, Ltd...........................    726,943            24,579,979
    PNB Housing Finance, Ltd...........................    128,312             1,307,150
    PNC Infratech, Ltd.................................    265,114               573,791
    Polyplex Corp., Ltd................................     87,179               642,453
    Power Finance Corp., Ltd...........................  7,489,036            12,414,161
    Power Mech Projects, Ltd...........................     22,671               289,418
*   Prabhat Dairy, Ltd.................................    136,781               137,055
    Praj Industries, Ltd...............................    913,652             1,793,787
*   Prakash Industries, Ltd............................    651,250               651,110
    Prestige Estates Projects, Ltd.....................    601,586             2,279,846
    PTC India Financial Services, Ltd..................  2,742,677               640,954
    PTC India, Ltd.....................................  2,964,013             2,940,833
*   Punjab National Bank...............................  9,035,323            11,049,110
    Puravankara, Ltd...................................    495,974               520,630
    Quick Heal Technologies, Ltd.......................     66,350               199,978
    Rain Industries Ltd................................    885,256             1,459,084
    Rajesh Exports, Ltd................................    562,821             5,421,775
    Rallis India, Ltd..................................    449,676               956,924
    Ramco Industries, Ltd..............................    133,835               401,509
*   Ramco Systems, Ltd.................................     20,610                65,809
    Ramkrishna Forgings, Ltd...........................     30,402               222,902
    Rashtriya Chemicals & Fertilizers, Ltd.............  2,038,995             1,672,342
    Ratnamani Metals & Tubes, Ltd......................      6,971                88,317
    Raymond, Ltd.......................................    453,217             5,031,931
    REC, Ltd...........................................  9,747,321            20,651,086
    Redington India, Ltd...............................  2,467,332             3,658,934
    Reliance Capital, Ltd..............................  1,546,388             2,911,894
*   Reliance Communications, Ltd.......................  9,652,161               257,167
    Reliance Home Finance, Ltd.........................  1,766,396               658,129
#   Reliance Industries, Ltd., GDR.....................     98,068             3,949,084
    Reliance Industries, Ltd........................... 34,682,789           694,642,069
    Reliance Industries, Ltd., GDR.....................     14,730               589,936
*   Reliance Power, Ltd................................  8,848,791               762,616
    Repco Home Finance, Ltd............................    349,634             2,103,578
    Rico Auto Industries, Ltd..........................    173,157               159,568
*   Ruchi Soya Industries, Ltd.........................    456,150                49,176
    S Chand & Co., Ltd.................................      5,198                11,082
    Sadbhav Engineering, Ltd...........................     53,649               184,960
*   Sanghi Industries, Ltd.............................    133,780               117,693
    Sarda Energy & Minerals, Ltd.......................     55,259               220,265
    Sasken Technologies, Ltd...........................     19,299               209,389
*   Sequent Scientific, Ltd............................    503,560               501,851
    Seshasayee Paper & Boards, Ltd.....................     11,959               154,830
    Sharda Cropchem, Ltd...............................     28,099               147,270
*   Shilpa Medicare, Ltd...............................      4,373                24,422
*   Shipping Corp. of India, Ltd.......................  1,519,213               754,285
*   Shree Renuka Sugars, Ltd...........................    334,703                51,740

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
INDIA -- (Continued)
     Shriram City Union Finance, Ltd....................     26,024           $   614,725
     Shriram Transport Finance Co., Ltd.................  1,388,143            22,154,358
*    Sical Logistics, Ltd...............................      3,268                 5,575
     Simplex Infrastructures, Ltd.......................     88,696               204,161
     Sintex Industries, Ltd.............................  1,475,571               167,667
*    Sintex Plastics Technology, Ltd....................  4,798,319             1,235,337
     Siyaram Silk Mills, Ltd............................      5,861                30,033
     SML ISUZU, Ltd.....................................     16,035               182,202
     Sobha, Ltd.........................................    788,048             5,419,459
*    Solara Active Pharma Sciences, Ltd.................      1,685                 9,253
     Somany Ceramics, Ltd...............................     18,040               110,209
     South Indian Bank, Ltd. (The)...................... 11,308,588             2,521,920
     Srei Infrastructure Finance, Ltd...................  1,890,601               705,785
     SRF, Ltd...........................................    223,833             8,255,574
     Srikalahasthi Pipes, Ltd...........................     77,761               243,357
     Star Cement, Ltd...................................    104,969               159,511
*    State Bank of India................................ 10,858,864            48,614,244
*    Steel Authority of India, Ltd......................  4,978,791             3,996,101
     Strides Pharma Science, Ltd........................    488,075             3,367,588
     Sun Pharmaceutical Industries, Ltd.................  4,862,927            31,872,729
     Sunteck Realty, Ltd................................    278,532             1,858,161
     Surya Roshni, Ltd..................................    119,025               409,152
     Sutlej Textiles and Industries, Ltd................      7,506                 4,042
     Suven Life Sciences, Ltd...........................     70,978               269,595
*    Syndicate Bank.....................................  2,092,900             1,127,752
     TAKE Solutions, Ltd................................    549,686             1,159,937
     Tamil Nadu Newsprint & Papers, Ltd.................    298,482               827,995
     Tata Chemicals, Ltd................................    779,795             6,455,251
     Tata Global Beverages, Ltd.........................  3,294,311             9,907,338
# *  Tata Motors, Ltd., Sponsored ADR...................    103,766             1,597,996
*    Tata Motors, Ltd................................... 20,086,473            62,015,439
     Tata Steel, Ltd....................................  5,048,396            40,621,270
     Tech Mahindra, Ltd.................................    694,611             8,352,882
*    Techno Electric & Engineering Co., Ltd.............     51,972               177,754
*    Tejas Networks, Ltd................................    119,614               326,320
     Texmaco Rail & Engineering, Ltd....................    477,074               464,593
     Thirumalai Chemicals, Ltd..........................    160,281               198,451
     Thomas Cook India, Ltd.............................     60,365               216,148
*    TI Financial Holdings, Ltd.........................    490,492             3,655,039
     Tide Water Oil Co India, Ltd.......................      2,390               172,368
     Time Technoplast, Ltd..............................  1,163,979             1,522,395
     Tinplate Co. of India, Ltd. (The)..................    292,174               600,741
     Titagarh Wagons, Ltd...............................    207,006               184,615
     Tourism Finance Corp. of India, Ltd................     31,946                52,017
     Transport Corp. of India, Ltd......................    155,588               649,040
     Trident, Ltd.......................................    824,020               776,592
     Triveni Engineering & Industries, Ltd..............    408,524               385,764
     Tube Investments of India, Ltd.....................    473,033             2,584,966
     TV Today Network, Ltd..............................     29,230               129,434
*    TV18 Broadcast, Ltd................................  6,730,550             3,040,493
     TVS Srichakra, Ltd.................................      1,572                48,916
*    UCO Bank...........................................  2,330,376               600,251
     Uflex, Ltd.........................................    378,232             1,240,527
     UFO Moviez India, Ltd..............................     21,281                67,351
     Unichem Laboratories, Ltd..........................    329,973               907,130
*    Union Bank of India................................  2,045,981             2,448,334
*    Unitech, Ltd....................................... 11,023,990               206,067
*    Usha Martin, Ltd...................................    368,127               172,616
     VA Tech Wabag, Ltd.................................    189,424               781,167

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ----------- -------------------------------
INDIA -- (Continued)
    Vadafone Idea, Ltd.................................  46,457,267         $   10,319,570
    Vardhman Textiles, Ltd.............................     237,835              3,839,775
    Vedanta, Ltd.......................................  19,112,519             46,023,530
    Vedanta, Ltd., ADR.................................     896,603              8,571,528
    Vindhya Telelinks, Ltd.............................      22,265                416,340
    Visaka Industries, Ltd.............................      17,061                 97,375
*   Vodafone Idea, Ltd.................................  20,291,680              4,477,915
    Welspun Corp., Ltd.................................     961,041              1,842,180
    Welspun Enterprises, Ltd...........................     669,556              1,081,830
    Welspun India, Ltd.................................   1,732,918              1,323,775
    West Coast Paper Mills, Ltd........................     190,931                671,318
    Wipro, Ltd.........................................  11,623,435             49,950,335
*   Wockhardt, Ltd.....................................     316,401              1,872,533
    Yes Bank, Ltd......................................  20,223,842             48,505,828
*   Zee Media Corp., Ltd...............................     374,089                 79,844
    Zensar Technologies, Ltd...........................     834,111              2,790,739
*   Zuari Agro Chemicals, Ltd..........................      23,149                 58,422
                                                                            --------------
TOTAL INDIA............................................                      2,526,657,605
                                                                            --------------
INDONESIA -- (2.7%)
    Adaro Energy Tbk PT................................ 205,631,200             18,864,180
    Adhi Karya Persero Tbk PT..........................  25,122,600              3,072,823
*   Agung Podomoro Land Tbk PT.........................  83,425,700              1,012,792
    AKR Corporindo Tbk PT..............................   1,265,700                395,687
*   Alam Sutera Realty Tbk PT.......................... 163,979,200              3,865,007
    Aneka Tambang Tbk PT............................... 108,397,777              6,598,741
    Asahimas Flat Glass Tbk PT.........................   4,414,900              1,750,926
    Astra Agro Lestari Tbk PT..........................   4,173,267              3,185,594
    Astra Graphia Tbk PT...............................     436,900                 38,960
    Astra International Tbk PT.........................   6,250,700              3,346,114
    Astra Otoparts Tbk PT..............................     614,000                 67,659
*   Astrindo Nusantara Infrastructure Tbk PT........... 119,031,500                417,260
*   Bakrie and Brothers Tbk PT.........................   5,548,865                 19,472
*   Bakrie Telecom Tbk PT.............................. 160,430,200                 56,291
*   Bank Bukopin Tbk...................................  53,579,833              1,173,813
    Bank Danamon Indonesia Tbk PT......................  30,265,454             18,805,800
    Bank Mandiri Persero Tbk PT........................ 139,635,462             76,073,939
    Bank Negara Indonesia Persero Tbk PT...............  97,785,841             65,991,534
*   Bank Pan Indonesia Tbk PT.......................... 102,406,801              9,306,852
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................  35,943,500              5,125,534
*   Bank Pembangunan Daerah Jawa Timur Tbk PT..........  32,278,300              1,540,991
*   Bank Permata Tbk PT................................  17,865,700              1,179,326
    Bank Tabungan Negara Persero Tbk PT................  53,985,527              9,613,294
    Barito Pacific Tbk PT..............................  41,511,700             11,747,560
    Bekasi Fajar Industrial Estate Tbk PT..............  60,308,300              1,253,603
*   Berlian Laju Tanker Tbk PT......................... 128,161,466                449,689
    BISI International Tbk PT..........................  13,394,400              1,409,459
    Blue Bird Tbk PT...................................      58,800                 13,576
*   Buana Lintas Lautan Tbk PT.........................   7,179,500                 99,346
*   Bumi Serpong Damai Tbk PT..........................  79,997,800              8,064,055
*   Centratama Telekomunikasi Indonesia Tbk PT.........   6,763,500                 41,305
    Ciputra Development Tbk PT......................... 157,343,578             12,483,994
*   City Retail Developments Tbk PT....................   1,000,000                  9,131
*   Clipan Finance Indonesia Tbk PT....................   1,352,100                 31,545
*   Delta Dunia Makmur Tbk PT..........................  36,250,300              1,374,933
*   Eagle High Plantations Tbk PT...................... 121,823,200              1,367,123
    Elnusa Tbk PT......................................  59,038,100              1,597,392
*   Energi Mega Persada Tbk PT.........................  11,397,301                 48,012
    Erajaya Swasembada Tbk PT..........................  18,961,200              1,931,342

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ----------- -------------------------------
INDONESIA -- (Continued)
*   Gajah Tunggal Tbk PT...............................  22,458,400           $ 1,167,237
*   Garuda Indonesia Persero Tbk PT....................  44,829,481             1,466,327
    Global Mediacom Tbk PT............................. 116,334,000             3,283,514
*   Hanson International Tbk PT........................  42,319,300               294,007
    Harum Energy Tbk PT................................  11,545,600             1,086,813
    Hexindo Adiperkasa Tbk PT..........................     721,744               157,011
    Indah Kiat Pulp & Paper Corp. Tbk PT...............  34,810,100            18,096,003
    Indika Energy Tbk PT...............................  20,402,200             2,444,784
    Indo Tambangraya Megah Tbk PT......................   4,231,200             5,714,003
    Indofood Sukses Makmur Tbk PT......................  60,822,600            29,697,432
    Indomobil Multi Jasa Tbk PT........................   1,109,800                48,308
    Indomobil Sukses Internasional Tbk PT..............   1,420,400               280,361
*   Indo-Rama Synthetics Tbk PT........................     180,100                59,100
    Industri dan Perdagangan Bintraco Dharma Tbk PT....     621,900               113,538
*   Intiland Development Tbk PT........................  93,291,800             2,171,566
    Japfa Comfeed Indonesia Tbk PT.....................  37,729,250             4,134,548
    Jaya Real Property Tbk PT.......................... 111,025,100             4,636,851
*   Kawasan Industri Jababeka Tbk PT................... 263,200,556             4,619,913
    KMI Wire & Cable Tbk PT............................   7,493,500               232,345
*   Krakatau Steel Persero Tbk PT......................   6,180,600               190,124
*   Lippo Cikarang Tbk PT..............................   4,630,600               601,835
    Lippo Karawaci Tbk PT.............................. 189,951,449             4,364,582
    Malindo Feedmill Tbk PT............................  12,350,200             1,044,569
*   Matahari Putra Prima Tbk PT........................   2,187,900                31,061
*   Medco Energi Internasional Tbk PT.................. 110,730,466             6,832,471
    Media Nusantara Citra Tbk PT.......................  43,150,200             2,848,665
    Metrodata Electronics Tbk PT.......................   5,464,850               414,352
*   MNC Investama Tbk PT............................... 318,720,600             1,835,696
    Modernland Realty Tbk PT...........................  89,667,000             1,909,864
*   Multipolar Tbk PT..................................  45,937,700               406,472
*   Multistrada Arah Sarana Tbk PT.....................   1,773,100               103,865
    Pabrik Kertas Tjiwi Kimia Tbk PT...................   2,824,400             1,999,037
    Pan Brothers Tbk PT................................  39,179,650             1,387,146
*   Panin Financial Tbk PT............................. 202,496,000             5,746,950
*   Paninvest Tbk PT...................................  25,830,500             2,438,329
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................  48,369,784             3,701,189
    PP Persero Tbk PT..................................  36,178,400             6,106,091
    PP Properti Tbk PT.................................  29,431,800               301,487
    Puradelta Lestari Tbk PT...........................  23,048,100               413,885
    Ramayana Lestari Sentosa Tbk PT....................  27,546,700             3,451,863
    Salim Ivomas Pratama Tbk PT........................  45,823,200             1,332,173
    Sampoerna Agro PT..................................  11,367,341             1,955,829
    Selamat Sempurna Tbk PT............................  23,068,400             2,428,639
    Semen Baturaja Persero Tbk PT......................   7,305,800               502,617
    Semen Indonesia Persero Tbk PT.....................  19,945,300            18,933,830
*   Sentul City Tbk PT................................. 296,761,600             2,399,516
*   Siloam International Hospitals Tbk PT..............   1,503,000               430,745
    Sinar Mas Agro Resources & Technology Tbk PT.......   7,704,700             1,991,842
    Sri Rejeki Isman Tbk PT............................ 146,730,000             3,459,947
    Summarecon Agung Tbk PT............................  20,050,500             1,574,388
*   Surya Esa Perkasa Tbk PT...........................   4,650,600               118,102
    Surya Semesta Internusa Tbk PT.....................  47,439,000             2,248,722
    Tempo Scan Pacific Tbk PT..........................   1,055,200               128,861
*   Tiga Pilar Sejahtera Food Tbk......................  41,727,122               184,478
    Timah Tbk PT.......................................  50,543,560             4,866,156
    Tiphone Mobile Indonesia Tbk PT....................   7,827,700               370,638
*   Trada Alam Minera Tbk PT...........................  98,501,800               809,547
*   Trias Sentosa Tbk PT...............................     336,500                 9,220
    Tunas Baru Lampung Tbk PT..........................  26,890,100             1,594,710

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ----------- -------------------------------
INDONESIA -- (Continued)
     Tunas Ridean Tbk PT................................  34,967,000          $  2,840,131
     Ultrajaya Milk Industry & Trading Co. Tbk PT.......  19,136,500             1,719,835
     Unggul Indah Cahaya Tbk PT.........................     288,335               111,874
     United Tractors Tbk PT.............................  15,431,600            29,468,649
*    Vale Indonesia Tbk PT..............................  24,058,000             5,156,759
*    Visi Media Asia Tbk PT.............................   7,098,000                67,273
     Waskita Beton Precast Tbk PT....................... 113,134,800             3,498,885
     Waskita Karya Persero Tbk PT.......................  64,376,600             9,599,114
     Wijaya Karya Beton Tbk PT..........................  36,183,000             1,549,735
     Wijaya Karya Persero Tbk PT........................  36,848,800             6,269,289
*    XL Axiata Tbk PT...................................  37,138,300             7,614,949
                                                                              ------------
TOTAL INDONESIA.........................................                       512,494,301
                                                                              ------------
MALAYSIA -- (2.8%)
     Aeon Co. M Bhd.....................................   1,627,500               567,240
     AFFIN Bank Bhd.....................................  10,401,418             5,638,057
#    AirAsia Group Bhd..................................  21,600,700            14,269,534
# *  AirAsia X Bhd......................................   1,246,100                70,902
     Alliance Bank Malaysia Bhd.........................  15,072,700            14,810,560
     Allianz Malaysia Bhd...............................      67,900               223,395
     AMMB Holdings Bhd..................................  20,478,562            22,139,260
#    Ann Joo Resources Bhd..............................   2,197,300               935,909
     APM Automotive Holdings Bhd........................     721,300               527,623
     Batu Kawan Bhd.....................................   2,000,350             8,129,136
*    Benalec Holdings Bhd...............................   2,321,900               115,263
*    Berjaya Assets Bhd.................................     604,700                43,917
*    Berjaya Corp. Bhd..................................  40,886,578             2,623,475
     Berjaya Food Bhd...................................     121,800                52,441
# *  Berjaya Land Bhd...................................  12,046,600               670,420
     BIMB Holdings Bhd..................................   1,075,907             1,207,542
     Boustead Holdings Bhd..............................  11,788,191             3,650,356
#    Boustead Plantations Bhd...........................   3,092,200               598,169
*    Bumi Armada Bhd....................................  29,247,800             1,662,919
     Cahya Mata Sarawak Bhd.............................     401,600               324,473
     Can-One Bhd........................................     401,400               311,760
#    CB Industrial Product Holding Bhd..................   1,722,100               487,512
     Chin Teck Plantations BHD..........................     309,100               497,998
#    CIMB Group Holdings Bhd............................  58,737,666            74,917,155
     CJ Century Logistics Holdings Bhd, Class B.........      71,300                 7,602
*    Coastal Contracts Bhd..............................   2,691,400               683,858
     CSC Steel Holdings Bhd.............................   1,737,656               471,085
     Cypark Resources Bhd...............................     693,750               280,350
*    Dagang NeXchange Bhd...............................     909,800                61,740
*    Dayang Enterprise Holdings Bhd.....................   3,469,100             1,183,699
     DRB-Hicom Bhd......................................   9,386,100             4,954,199
# *  Eastern & Oriental Bhd.............................  10,841,813             2,292,375
# *  Eco World Development Group Bhd....................   4,264,100               954,718
#    Ekovest BHD........................................  13,316,200             2,839,048
     Engtex Group Bhd...................................     775,500               156,658
     Evergreen Fibreboard Bhd...........................   6,661,289               604,743
     FAR East Holdings BHD..............................   1,534,860             1,062,270
*    FGV Holdings Bhd...................................  21,118,000             6,375,879
#    Gabungan AQRS Bhd..................................   3,962,274             1,438,787
     Gadang Holdings Bhd................................   5,114,000             1,021,540
     Gamuda Bhd.........................................  13,061,400            11,056,294
     Genting Bhd........................................  22,808,200            38,854,763
     Genting Malaysia Bhd...............................  23,206,300            17,861,189
#    George Kent Malaysia Bhd...........................   3,849,400             1,174,957
     Glomac Bhd.........................................   4,821,890               443,860

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                       ---------- -------------------------------
MALAYSIA -- (Continued)
     GuocoLand Malaysia Bhd...........................  2,319,700           $   415,442
     HAP Seng Consolidated Bhd........................  3,358,782             8,030,496
     Hap Seng Plantations Holdings Bhd................  2,818,200             1,129,058
#    Hengyuan Refining Co. Bhd........................  1,136,100             1,629,073
     HeveaBoard Bhd...................................  2,287,600               401,524
#    Hiap Teck Venture Bhd............................  9,625,500               641,059
     Hong Leong Financial Group Bhd...................  2,908,334            13,519,207
     Hong Leong Industries Bhd........................    379,600               970,211
*    Hua Yang Bhd.....................................    581,410                54,197
     I-Bhd............................................     84,900                 8,626
#    IGB Bhd..........................................  3,067,495             2,016,170
     IJM Corp. Bhd.................................... 28,436,918            16,099,746
     Insas Bhd........................................  5,629,600             1,083,857
#    IOI Properties Group Bhd.........................  8,273,625             2,742,793
*    Iris Corp. Bhd................................... 18,898,200               846,705
*    Iskandar Waterfront City Bhd.....................  3,662,100               904,739
# *  JAKS Resources Bhd...............................  7,885,900             1,460,199
     Jaya Tiasa Holdings Bhd..........................  5,444,733               809,825
     JCY International Bhd............................  7,912,200               373,842
     Keck Seng Malaysia Bhd...........................  2,454,400             2,834,756
     Kenanga Investment Bank Bhd......................  2,123,487               300,756
     Kimlun Corp. Bhd.................................    912,902               320,416
# *  KNM Group Bhd.................................... 24,453,390             1,275,362
*    Kretam Holdings Bhd..............................  3,429,400               336,921
# *  KSL Holdings Bhd.................................  7,658,051             1,577,155
     Kumpulan Fima BHD................................  1,536,200               616,606
#    Kumpulan Perangsang Selangor Bhd.................  1,874,707               754,222
     Land & General Bhd............................... 31,014,620             1,204,690
*    Landmarks Bhd....................................  2,119,208               245,877
     LBS Bina Group Bhd...............................  8,370,780             1,244,631
# *  Lion Industries Corp. Bhd........................  3,076,300               439,507
     Lotte Chemical Titan Holding Bhd.................    258,800               221,153
#    Magni-Tech Industries Bhd........................     16,900                19,032
#    Magnum Bhd.......................................  6,044,000             3,554,610
     Mah Sing Group Bhd............................... 14,040,162             3,261,128
     Malayan Banking Bhd.............................. 10,883,301            24,352,505
     Malayan Flour Mills Bhd..........................  4,901,775               888,553
*    Malayan United Industries Bhd....................    881,500                39,484
     Malaysia Airports Holdings Bhd...................    601,254             1,110,430
#    Malaysia Building Society Bhd.................... 14,808,404             3,565,622
*    Malaysia Marine and Heavy Engineering Holdings
       Bhd............................................  2,335,400               443,890
*    Malaysian Bulk Carriers Bhd......................  4,315,625               607,034
     Malaysian Pacific Industries Bhd.................    205,275               486,536
#    Malaysian Resources Corp. Bhd.................... 24,219,700             6,039,015
     Malton Bhd.......................................  3,899,500               571,562
     Matrix Concepts Holdings Bhd.....................    683,200               317,546
#    MBM Resources BHD................................  1,944,003             1,415,854
# *  Media Prima Bhd..................................  6,626,700               737,832
     Mega First Corp. Bhd.............................  1,864,700             1,782,491
     MISC Bhd......................................... 12,569,904            20,999,544
     Mitrajaya Holdings Bhd...........................    496,730                47,446
*    MK Land Holdings Bhd.............................    224,000                10,031
     MKH Bhd..........................................  4,298,778             1,417,488
#    MMC Corp. Bhd.................................... 10,572,580             2,685,320
# *  MNRB Holdings Bhd................................  5,589,959             1,378,820
*    MPHB Capital Bhd.................................    178,400                45,359
#    Muda Holdings Bhd................................  1,409,900               621,443
*    Mudajaya Group Bhd...............................  4,766,526               375,536
     Muhibbah Engineering M Bhd.......................  4,202,300             2,901,446

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
MALAYSIA -- (Continued)
# *  Mulpha International Bhd...........................  1,983,560          $  1,156,838
*    Naim Holdings Bhd..................................  2,121,850               570,224
*    OCK Group Bhd......................................    108,300                13,513
#    Oriental Holdings BHD..............................  3,258,979             5,351,583
#    OSK Holdings Bhd................................... 11,566,506             2,756,857
     Pacific & Orient Bhd...............................    199,452                48,223
     Panasonic Manufacturing Malaysia Bhd...............    216,880             1,982,729
     Pantech Group Holdings Bhd.........................  4,490,772               625,000
     Paramount Corp. Bhd................................  1,758,925               900,727
*    Parkson Holdings Bhd...............................  4,355,328               268,915
#    Petron Malaysia Refining & Marketing Bhd...........    233,600               385,062
#    PIE Industrial Bhd.................................    181,200                68,473
#    Pos Malaysia Bhd...................................  1,282,500               568,176
     PPB Group Bhd......................................  4,206,039            19,047,025
     Protasco Bhd.......................................  1,079,229                73,087
     RHB Bank Bhd....................................... 11,623,200            16,767,255
*    Rimbunan Sawit Bhd.................................  6,810,000               402,020
*    Sapura Energy Bhd.................................. 41,938,100             3,287,300
#    Sarawak Oil Palms Bhd..............................    677,967               429,276
     Selangor Dredging Bhd..............................    623,900               104,894
     Selangor Properties Bhd............................     75,300               114,042
     Shangri-La Hotels Malaysia Bhd.....................    511,500               674,288
     SHL Consolidated Bhd...............................    178,600               106,316
     Sime Darby Bhd..................................... 19,859,700            11,154,897
     Sime Darby Property Bhd............................  5,860,700             1,573,756
     SP Setia Bhd Group.................................  8,245,073             4,525,423
     Star Media Group Bhd...............................  1,601,100               273,384
*    Sumatec Resources Bhd..............................  2,855,100                 6,946
     Sunway Bhd......................................... 16,829,369             6,802,281
     Supermax Corp. Bhd.................................  1,740,400               636,374
     Suria Capital Holdings Bhd.........................    989,280               340,101
     Ta Ann Holdings Bhd................................  2,438,126             1,386,573
     TA Enterprise Bhd.................................. 17,599,500             2,767,436
     TA Global Bhd...................................... 14,845,680               969,147
     Tan Chong Motor Holdings Bhd.......................  3,394,200             1,337,599
     TDM Bhd............................................  7,441,814               377,818
     TH Plantations Bhd.................................    849,700               111,397
     Thong Guan Industries Bhd..........................    114,200                74,358
     TIME dotCom Bhd....................................  2,715,380             5,877,714
*    Tiong NAM Logistics Holdings.......................  1,474,262               212,285
     Tropicana Corp. Bhd................................  7,650,546             1,609,703
     TSH Resources Bhd..................................     95,400                23,804
     Tune Protect Group Bhd.............................  1,821,900               306,812
     UEM Edgenta Bhd....................................  1,330,200               930,230
#    UEM Sunrise Bhd.................................... 18,699,245             4,209,449
#    United Malacca Bhd.................................    960,500             1,245,255
     UOA Development Bhd................................  8,522,800             4,656,910
# *  Velesto Energy Bhd................................. 16,557,527             1,182,915
*    Vivocom International Holdings Bhd.................  3,725,667                17,982
*    Vizione Holdings Bhd...............................  1,111,771               298,734
     VS Industry Bhd.................................... 16,271,100             4,495,542
*    Wah Seong Corp. Bhd................................  3,549,983               635,290
#    WCT Holdings Bhd................................... 11,987,862             3,073,538
     WTK Holdings Bhd...................................  4,434,150               681,466
     Yinson Holdings Bhd................................    471,200               551,785
#    YNH Property Bhd...................................  5,092,450             2,046,591
     YTL Corp. Bhd...................................... 58,955,243            16,090,140
*    YTL Land & Development Bhd.........................    444,000                41,419
                                                                             ------------
TOTAL MALAYSIA..........................................                      528,665,885
                                                                             ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
MEXICO -- (3.2%)
     ALEATICA S.A.B. de C.V.............................     43,335          $     48,003
#    Alfa S.A.B. de C.V., Class A....................... 32,768,205            33,014,082
#    Alpek S.A.B. de C.V................................  4,125,775             5,059,897
     Arca Continental S.A.B. de C.V.....................  1,350,793             7,681,766
#    Banco del Bajio SA.................................    818,806             1,760,037
     Banco Santander Mexico SA Institucion de Banca
       Multiple Grupo Financiero Santand, ADR...........  2,006,184            16,912,131
     Banco Santander Mexico SA Institucion de Banca
       Multiple Grupo Financiero Santand, Class B.......  5,479,867             9,200,679
#    Becle S.A.B. de C.V................................  1,245,274             1,921,996
*    Bio Pappel S.A.B. de C.V...........................    418,232               529,691
# *  Cemex S.A.B. de C.V................................  4,082,443             1,890,723
# *  Cemex S.A.B. de C.V., Sponsored ADR................  8,230,918            37,862,220
     Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR......    108,685             6,968,882
     Coca-Cola Femsa S.A.B. de C.V......................  1,106,840             7,040,011
     Consorcio ARA S.A.B. de C.V., Series *.............  8,345,931             2,223,204
*    Corp Interamericana de Entretenimiento S.A.B. de
       C.V., Class B....................................  1,519,014             1,074,093
     Corp. Actinver S.A.B. de C.V.......................    105,133                72,371
     Corpovael S.A. de C.V..............................        800                   633
     Credito Real S.A.B. de C.V. SOFOM ER...............  1,437,906             1,661,070
     Cydsa S.A.B. de C.V................................      5,874                 8,614
#    Dine S.A.B. de C.V.................................  1,027,267               536,182
#    El Puerto de Liverpool S.A.B. de C.V...............    729,806             4,721,204
     Fomento Economico Mexicano S.A.B. de C.V.,
       Sponsored ADR....................................    673,264            65,703,833
*    Genomma Lab Internacional S.A.B. de C.V., Class B..  1,430,400             1,145,361
     Gentera S.A.B. de C.V..............................  1,760,597             1,609,429
*    Grupo Aeromexico S.A.B. de C.V.....................  1,712,815             1,741,930
#    Grupo Carso S.A.B. de C.V., Series A1..............  5,636,112            21,881,175
#    Grupo Cementos de Chihuahua S.A.B. de C.V..........  2,025,875            11,603,144
     Grupo Comercial Chedraui S.A. de C.V...............  3,281,329             6,456,123
     Grupo Elektra S.A.B. de C.V........................    243,767            12,987,020
*    Grupo Famsa S.A.B. de C.V., Class A................  2,095,552               718,497
     Grupo Financiero Banorte S.A.B. de C.V............. 16,569,450           104,987,268
     Grupo Financiero Inbursa S.A.B. de C.V............. 15,558,740            23,775,854
*    Grupo Gigante S.A.B. de C.V., Series *.............    471,076               751,674
#    Grupo Herdez S.A.B. de C.V., Series *..............    977,438             2,104,113
     Grupo Industrial Saltillo S.A.B. de C.V............  1,363,406             1,528,260
     Grupo KUO S.A.B. de C.V., Class B..................  2,034,528             5,203,901
     Grupo Lala S.A.B. de C.V...........................    285,453               381,553
     Grupo Mexico S.A.B. de C.V., Series B.............. 37,305,803           109,510,250
*    Grupo Pochteca S.A.B. de C.V.......................     67,810                22,695
     Grupo Posadas S.A.B. de C.V........................    328,713               624,213
#    Grupo Rotoplas S.A.B. de C.V.......................    152,319               148,963
     Grupo Sanborns S.A.B. de C.V.......................  1,389,018             1,377,460
# *  Grupo Simec S.A.B. de C.V., Series B...............    953,957             2,926,620
*    Grupo Sports World S.A.B. de C.V...................    293,561               294,060
     Grupo Televisa S.A.B., Sponsored ADR...............    655,016             6,641,862
#    Grupo Televisa S.A.B., Series CPO..................  1,720,049             3,504,018
# *  Hoteles City Express S.A.B. de C.V.................    441,758               454,627
     Industrias Bachoco S.A.B. de C.V., Sponsored ADR...     30,390             1,489,110
     Industrias Bachoco S.A.B. de C.V., Series B........  1,571,410             6,428,128
# *  Industrias CH S.A.B. de C.V., Series B.............  1,906,973             8,929,435
#    Industrias Penoles S.A.B. de C.V...................    451,576             5,192,788
# *  La Comer S.A.B. de C.V.............................  4,997,412             5,720,291
     Medica Sur S.A.B. de C.V., Class B.................      1,000                 1,345
#    Mexichem S.A.B. de C.V............................. 10,214,475            23,723,455
*    Minera Frisco S.A.B. de C.V., Class A1.............  7,052,683             1,506,685
     Nemak S.A.B. de C.V................................  3,726,648             2,048,327
*    Organizacion Cultiba S.A.B. de C.V.................    157,421               139,504

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ----------- -------------------------------
MEXICO -- (Continued)
# *  Organizacion Soriana S.A.B. de C.V., Class B.......  14,107,819          $ 17,086,180
     Promotora y Operadora de Infraestructura S.A.B. de
       C.V..............................................     398,758             4,047,159
     Promotora y Operadora de Infraestructura S.A.B. de
       C.V., Class L....................................       3,563                23,399
     Qualitas Controladora S.A.B. de C.V................     817,311             2,175,012
#    TV Azteca S.A.B. de C.V............................   9,572,299             1,040,152
     Unifin Financiera S.A.B. de C.V. SOFOM ENR.........     440,722               985,698
#    Vitro S.A.B. de C.V., Series A.....................   1,511,386             4,265,229
                                                                              ------------
TOTAL MEXICO............................................                       613,073,289
                                                                              ------------
PHILIPPINES -- (1.1%)
     8990 Holdings, Inc.................................   1,057,900               292,131
     ACR Mining Corp....................................     105,455                 6,792
     Alliance Global Group, Inc.........................  37,464,706            10,756,814
     Alsons Consolidated Resources, Inc.................  19,066,000               523,299
*    Apex Mining Co., Inc...............................   2,248,000                56,071
*    Atlas Consolidated Mining & Development Corp.......   5,118,500               283,842
     Bank of the Philippine Islands.....................   2,582,373             4,207,462
     BDO Unibank, Inc...................................  13,112,928            33,760,276
     Belle Corp.........................................   4,041,000               188,002
     Cebu Air, Inc......................................   2,569,180             4,042,479
*    CEMEX Holdings Philippines, Inc....................  18,739,000               780,248
     Century Properties Group, Inc......................  25,977,400               249,267
     China Banking Corp.................................     972,632               495,345
     Cosco Capital, Inc.................................  17,705,600             2,538,436
     DMCI Holdings, Inc.................................   3,290,900               704,958
*    East West Banking Corp.............................   5,191,600             1,159,483
*    EEI Corp...........................................   2,125,400               377,332
     Emperador, Inc.....................................   1,340,900               191,242
*    Empire East Land Holdings, Inc.....................  18,975,000               178,837
     Filinvest Development Corp.........................     460,900               132,669
     Filinvest Land, Inc................................ 151,950,031             4,489,609
     First Philippine Holdings Corp.....................   3,887,080             5,876,600
*    Global Ferronickel Holdings, Inc...................   7,872,176               229,658
     GT Capital Holdings, Inc...........................     358,827             5,961,346
     Integrated Micro-Electronics, Inc..................   1,963,900               392,014
     International Container Terminal Services, Inc.....   1,481,870             3,595,072
     JG Summit Holdings, Inc............................  13,312,510            16,856,361
     Lopez Holdings Corp................................  28,101,500             2,598,392
     LT Group, Inc......................................  17,465,000             5,377,597
     Megaworld Corp..................................... 132,413,100            14,235,860
     Metro Retail Stores Group, Inc.....................   1,545,000               101,788
     Metropolitan Bank & Trust Co.......................   8,514,784            12,138,288
     Nickel Asia Corp...................................  16,862,940               776,601
     Pepsi-Cola Products Philippines, Inc...............   1,602,000                39,546
     Petron Corp........................................  23,046,800             2,740,924
     Philex Mining Corp.................................   4,679,000               278,387
*    Philippine National Bank...........................   4,319,133             4,350,227
*    Philippine National Construction Corp..............     398,900                 7,035
     Philippine Savings Bank............................   1,869,373             2,079,595
     Phinma Energy Corp.................................  23,376,000               717,733
     Phoenix Petroleum Philippines, Inc.................   1,527,700               353,524
     Pilipinas Shell Petroleum Corp.....................     170,230               147,790
     Premium Leisure Corp...............................   7,012,000                98,303
     RFM Corp...........................................     976,000                90,893
     Rizal Commercial Banking Corp......................   6,264,706             3,125,169
     Robinsons Land Corp................................  32,419,008            15,231,230
     Robinsons Retail Holdings, Inc.....................     312,740               468,082
     San Miguel Corp....................................   6,239,056            21,623,888
     San Miguel Food and Beverage, Inc..................     253,200               563,255

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
PHILIPPINES -- (Continued)
     Security Bank Corp.................................  2,005,054          $  6,926,883
     SSI Group, Inc.....................................  2,648,000               155,023
     STI Education Systems Holdings, Inc................ 13,050,000               167,784
*    Top Frontier Investment Holdings, Inc..............    628,532             3,239,169
*    Travellers International Hotel Group, Inc..........  2,808,200               303,464
     Union Bank Of Philippines..........................  4,413,349             5,160,662
     Vista Land & Lifescapes, Inc....................... 63,669,468             8,936,163
                                                                             ------------
TOTAL PHILIPPINES.......................................                      210,358,900
                                                                             ------------
POLAND -- (1.3%)
*    AB SA..............................................      5,573                26,684
     Agora SA...........................................    465,665             1,524,658
*    Alior Bank SA......................................    319,821             4,925,834
     Alumetal SA........................................      6,054                72,112
     Amica SA...........................................      6,556               222,738
     Asseco Poland SA...................................  1,103,475            15,324,539
     Bank Handlowy w Warszawie SA.......................     35,592               579,431
*    Bank Millennium SA.................................  4,115,409            10,397,936
     Bank Pekao SA......................................      6,427               191,821
*    Boryszew SA........................................    273,031               322,529
     Ciech SA...........................................    136,582             1,712,553
     Cognor SA..........................................    156,283                76,704
*    Cyfrowy Polsat SA..................................    813,860             5,650,134
*    Enea SA............................................  2,462,151             4,929,615
     Firma Oponiarska Debica SA.........................     59,770             1,347,746
*    Getin Holding SA...................................    755,545               272,842
# *  Getin Noble Bank SA................................    948,327               119,488
     Grupa Azoty SA.....................................    236,563             2,563,053
     Grupa Kety SA......................................     46,979             4,260,194
     Grupa Lotos SA.....................................  1,270,205            27,675,183
*    Impexmetal SA......................................  2,378,349             2,589,137
# *  Jastrzebska Spolka Weglowa SA......................    175,136             2,666,189
     Kernel Holding SA..................................    477,026             6,625,823
*    KGHM Polska Miedz SA...............................  1,293,233            34,917,838
     LC Corp. SA........................................  1,411,591               937,561
# *  Lubelski Wegiel Bogdanka SA........................     52,381               555,836
     mBank SA...........................................     23,560             2,733,472
*    Netia SA...........................................  2,014,102             2,624,872
*    PGE Polska Grupa Energetyczna SA...................  6,784,656            16,890,634
*    PKP Cargo SA.......................................     99,453             1,161,498
*    Polnord SA.........................................      5,709                10,250
     Polski Koncern Naftowy Orlen S.A...................  2,468,268            63,371,460
     Powszechna Kasa Oszczednosci Bank Polski SA........  1,707,753            17,577,669
     Stalexport Autostrady SA...........................    189,773               173,085
     Stalprodukt SA.....................................      3,659               330,715
*    Tauron Polska Energia SA........................... 11,188,556             5,074,676
#    Trakcja SA.........................................    455,344               302,442
                                                                             ------------
TOTAL POLAND............................................                      240,738,951
                                                                             ------------
RUSSIA -- (2.1%)
*    AFI Development P.L.C., GDR........................     16,827                 3,135
     Etalon Group P.L.C., GDR...........................    102,930               190,420
     Gazprom PJSC, Sponsored ADR........................ 22,632,193           113,145,869
     Gazprom PJSC, Sponsored ADR........................  1,009,968             5,070,039
     Lukoil PJSC, Sponsored ADR(BYZF386)................  1,402,353           119,901,181
     Lukoil PJSC, Sponsored ADR(BYZDW2900)..............  1,526,223           129,586,499
     Magnitogorsk Iron & Steel Works PJSC, GDR..........    650,611             5,796,608
     Ros Agro P.L.C., GDR...............................      1,124                12,881

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
RUSSIA -- (Continued)
     Rosneft Oil Co. PJSC, GDR..........................  3,253,460          $ 21,642,016
     RusHydro PJSC, ADR.................................  6,661,504             5,242,177
     VEON, Ltd..........................................    172,170               402,878
     VTB Bank PJSC, GDR.................................  4,113,307             4,590,451
                                                                             ------------
TOTAL RUSSIA............................................                      405,584,154
                                                                             ------------
SINGAPORE -- (0.0%)
*    Pacc Offshore Services Holdings, Ltd...............  1,129,525               150,351
                                                                             ------------
SOUTH AFRICA -- (6.7%)
     Absa Group, Ltd....................................  8,396,833            96,728,767
*    Adcorp Holdings, Ltd...............................    946,143             1,448,059
     AECI, Ltd..........................................  1,762,421            11,779,745
     African Oxygen, Ltd................................    152,803               234,300
*    African Phoenix Investments, Ltd...................  9,747,006               390,414
     African Rainbow Minerals, Ltd......................  1,985,204            23,647,535
     Alexander Forbes Group Holdings, Ltd...............  6,539,178             2,495,448
     Allied Electronics Corp., Ltd., Class A............    128,358               184,961
     Alviva Holdings, Ltd...............................  1,043,350             1,199,880
     Anglo American Platinum, Ltd.......................    230,610            11,665,963
     AngloGold Ashanti, Ltd.............................  1,921,898            22,866,469
     AngloGold Ashanti, Ltd., Sponsored ADR.............  3,390,165            40,003,947
*    ArcelorMittal South Africa, Ltd....................  2,595,706               553,299
*    Ascendis Health, Ltd...............................    171,417                53,130
     Aspen Pharmacare Holdings, Ltd.....................  1,864,971            13,438,765
     Assore, Ltd........................................    101,418             2,632,265
     Astral Foods, Ltd..................................     42,426               538,252
# *  Aveng, Ltd......................................... 85,419,618               119,671
     Barloworld, Ltd....................................  4,026,341            35,965,204
# *  Blue Label Telecoms, Ltd...........................  3,405,788             1,170,741
# *  Brait SE...........................................  2,567,253             4,123,230
     Caxton and CTP Publishers and Printers, Ltd........  2,959,784             1,661,664
     Clover Industries, Ltd.............................  1,515,598             2,423,147
*    DataTec, Ltd.......................................  4,630,574            10,605,173
#    DRDGOLD, Ltd.......................................  5,442,943             1,069,228
*    enX Group, Ltd.....................................    391,330               353,608
# *  EOH Holdings, Ltd..................................    527,922               754,486
     Exxaro Resources, Ltd..............................  2,604,099            29,799,238
     Gold Fields, Ltd...................................  2,282,800             8,603,216
#    Gold Fields, Ltd., Sponsored ADR................... 12,618,767            47,320,376
*    Grindrod Shipping Holdings, Ltd....................    180,623               931,996
     Grindrod, Ltd......................................  7,282,414             3,903,879
*    Harmony Gold Mining Co., Ltd.......................  1,956,999             3,352,917
# *  Harmony Gold Mining Co., Ltd., Sponsored ADR.......    491,788               855,711
     Hudaco Industries, Ltd.............................    168,404             1,571,938
     Hulamin, Ltd.......................................  1,953,365               593,922
# *  Impala Platinum Holdings, Ltd......................  5,427,700            21,828,545
     Imperial Logistics, Ltd............................  2,349,675            10,278,611
     Investec, Ltd......................................  3,180,915            20,354,478
     Invicta Holdings, Ltd..............................     93,463               175,673
     KAP Industrial Holdings, Ltd.......................  7,152,927             3,684,995
     Kumba Iron Ore, Ltd................................    377,577            11,355,217
     Lewis Group, Ltd...................................  1,552,682             3,404,501
     Liberty Holdings, Ltd..............................  1,745,199            12,634,155
     Life Healthcare Group Holdings, Ltd................  2,150,101             3,921,743
     Long4Life, Ltd.....................................  1,083,039               376,944
     Merafe Resources, Ltd.............................. 24,677,197             2,358,081
#    Metair Investments, Ltd............................  1,669,284             2,749,327
     MMI Holdings, Ltd.................................. 16,965,267            21,213,639

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
SOUTH AFRICA -- (Continued)
     Motus Holdings Ltd.................................     42,547         $      264,576
     Mpact, Ltd.........................................  2,843,639              4,717,215
#    MTN Group, Ltd..................................... 21,421,193            155,199,279
     Murray & Roberts Holdings, Ltd.....................  6,948,515              7,406,198
*    Nampak, Ltd........................................  5,601,515              4,108,726
#    Nedbank Group, Ltd.................................  3,285,941             61,294,951
     Novus Holdings, Ltd................................    267,647                 74,205
#    Old Mutual, Ltd....................................  5,071,720              8,157,835
#    Omnia Holdings, Ltd................................    746,296              3,031,019
     Peregrine Holdings, Ltd............................  1,540,786              2,086,825
*    PPC, Ltd...........................................  9,875,599              3,441,589
     Raubex Group, Ltd..................................  2,256,689              3,432,589
#    RCL Foods, Ltd.....................................    159,113                153,151
     Reunert, Ltd.......................................  1,200,060              6,507,375
     Rhodes Food Group Pty, Ltd.........................     23,326                 29,385
*    Royal Bafokeng Platinum, Ltd.......................    574,255              1,360,139
     Sappi, Ltd.........................................  7,787,230             37,184,522
#    Sasol, Ltd.........................................  3,327,411            110,391,586
#    Sasol, Ltd., Sponsored ADR.........................  1,548,605             51,103,965
# *  Sibanye Gold, Ltd.................................. 10,071,562              9,482,158
# *  Sibanye Gold, Ltd., Sponsored ADR..................  2,498,559              9,419,569
     Standard Bank Group, Ltd........................... 16,505,640            230,515,279
# *  Steinhoff International Holdings NV................ 23,998,309              3,451,422
*    Super Group, Ltd...................................  4,871,573             12,549,578
#    Telkom SA SOC, Ltd.................................  5,022,540             29,892,923
     Tongaat Hulett, Ltd................................  1,558,340              2,330,221
     Trencor, Ltd.......................................  1,646,638              2,916,467
     Tsogo Sun Holdings, Ltd............................  2,766,053              4,163,540
     Wilson Bayly Holmes-Ovcon, Ltd.....................    621,792              4,904,875
                                                                            --------------
TOTAL SOUTH AFRICA......................................                     1,268,947,615
                                                                            --------------
SOUTH KOREA -- (16.5%)
#    Aekyung Petrochemical Co., Ltd.....................    182,088              1,425,920
     AJ Networks Co., Ltd...............................     71,995                377,393
# *  AJ Rent A Car Co., Ltd.............................    156,989              1,507,583
# *  Ajin Industrial Co., Ltd...........................     98,707                221,832
     AK Holdings, Inc...................................     27,619              1,221,819
     ALUKO Co., Ltd.....................................     13,515                 31,223
*    APS Holdings Corp..................................     38,646                144,215
#    Asia Cement Co., Ltd...............................     20,519              1,783,087
#    ASIA Holdings Co., Ltd.............................     14,861              1,635,885
#    Asia Paper Manufacturing Co., Ltd..................     73,595              2,687,912
*    Asiana Airlines, Inc...............................  1,218,203              6,904,227
#    AUK Corp...........................................    400,076                945,754
#    Austem Co., Ltd....................................    335,589                969,992
     Avaco Co., Ltd.....................................     48,579                289,051
     Baiksan Co., Ltd...................................     17,172                133,589
     BGF Co., Ltd.......................................    282,831              1,995,641
     Bixolon Co., Ltd...................................     32,698                173,952
# *  Bluecom Co., Ltd...................................     78,495                281,579
     BNK Financial Group, Inc...........................  3,074,361             18,449,411
#    Bookook Securities Co., Ltd........................     34,569                633,584
*    Bubang Co., Ltd....................................     10,960                 27,379
     Busan City Gas Co., Ltd............................      2,708                 89,890
     BYC Co., Ltd.......................................        752                165,951
     Byucksan Corp......................................    323,207                772,837
#    Capro Corp.........................................    401,917              1,583,070
     Castec Korea Co., Ltd..............................     17,797                 54,762
     Chinyang Holdings Corp.............................    105,928                231,108

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                       --------- -------------------------------
SOUTH KOREA -- (Continued)
#    Chokwang Paint, Ltd..............................    75,208           $   452,800
#    Chongkundang Holdings Corp.......................    17,451             1,140,205
#    Chosun Refractories Co., Ltd.....................     9,716               716,468
     CJ CheilJedang Corp..............................    18,041             4,867,040
     CJ Corp..........................................   123,555            12,636,926
     CJ Hello Co., Ltd................................   474,905             3,518,496
     CKD Bio Corp.....................................    28,938               609,859
#    Cosmax BTI, Inc..................................    40,113               791,029
     CROWNHAITAI Holdings Co., Ltd....................    49,193               502,490
     Cymechs, Inc.....................................     6,384                61,769
#    D.I Corp.........................................   267,068             1,067,978
#    Dae Dong Industrial Co., Ltd.....................   187,650               948,342
     Dae Han Flour Mills Co., Ltd.....................    14,982             2,652,112
#    Dae Hyun Co., Ltd................................   338,986               770,325
#    Dae Won Kang Up Co., Ltd.........................   368,376             1,614,412
# *  Dae Young Packaging Co., Ltd.....................   812,054               879,159
#    Daechang Co., Ltd................................   656,070               621,602
     Daechang Forging Co., Ltd........................     3,535               124,314
     Daeduck Electronics Co...........................   499,842             4,537,689
#    Daegu Department Store...........................    71,060               431,607
#    Daehan Steel Co., Ltd............................   185,618             1,035,045
#    Dae-Il Corp......................................   146,397               791,752
     Daekyo Co., Ltd..................................   184,455               975,020
     Daelim B&Co Co., Ltd.............................    17,858                77,984
# *  Daelim C&S Co., Ltd..............................    22,478               211,899
     Daelim Industrial Co., Ltd.......................   317,354            26,332,355
     Daeryuk Can Co., Ltd.............................     2,323                11,636
     Daesang Corp.....................................   316,559             7,200,378
     Daesang Holdings Co., Ltd........................   180,337             1,264,467
     Daewon San Up Co., Ltd...........................    61,406               357,456
*    Daewoo Engineering & Construction Co., Ltd....... 1,803,514             7,794,360
*    Daewoo Shipbuilding & Marine Engineering Co.,
       Ltd............................................   319,791             7,970,507
*    Dahaam E-Tec Co., Ltd............................     3,535                82,463
#    Daishin Securities Co., Ltd......................   545,344             5,959,793
#    Daou Data Corp...................................   138,815             1,148,107
#    Daou Technology, Inc.............................   474,297             9,003,353
# *  Dayou Automotive Seat Technology Co., Ltd........   117,031               119,111
# *  Dayou Plus Co., Ltd..............................    51,812                42,593
     DB Financial Investment Co., Ltd.................   426,045             1,866,552
     DB HiTek Co., Ltd................................   176,891             2,424,152
     DB Insurance Co., Ltd............................    79,293             4,645,374
*    DB, Inc..........................................   426,494               318,193
     DCM Corp.........................................     5,497                55,052
# *  Deutsch Motors, Inc..............................   200,743             1,347,709
#    Development Advance Solution Co., Ltd............    97,050               598,648
#    DGB Financial Group, Inc......................... 2,027,056            14,612,452
#    Display Tech Co., Ltd............................    43,544               151,292
     DMS Co., Ltd.....................................   191,327               928,514
     Dong A Eltek Co., Ltd............................    90,795               695,071
     Dong Ah Tire & Rubber Co., Ltd...................     5,165                57,930
     Dong-A Socio Holdings Co., Ltd...................     5,512               510,114
#    Dong-Ah Geological Engineering Co., Ltd..........    84,391             1,318,116
#    Dongbang Transport Logistics Co., Ltd............   302,271               551,951
     Dongbu Corp......................................    30,646               216,634
     Dong-Il Corp.....................................    19,321             1,652,372
#    Dongil Industries Co., Ltd.......................    19,900             1,050,884
#    Dongkuk Industries Co., Ltd......................   429,695             1,045,674
*    Dongkuk Steel Mill Co., Ltd...................... 1,017,464             6,588,691
#    DONGSUNG Corp....................................   218,586             1,055,092

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
#    Dongwha Enterprise Co., Ltd........................    26,388          $    412,481
     Dongwha Pharm Co., Ltd.............................    37,344               313,010
     Dongwon Development Co., Ltd.......................   453,393             1,845,511
     Dongwon Industries Co., Ltd........................     8,471             1,938,027
#    Dongwoo Farm To Table Co., Ltd.....................    14,971                55,544
#    Dongyang E&P, Inc..................................    37,218               320,308
     Doosan Bobcat, Inc.................................   258,678             7,093,170
     Doosan Corp........................................    83,771             7,364,891
# *  Doosan Heavy Industries & Construction Co., Ltd....   969,262             5,809,122
# *  Doosan Infracore Co., Ltd.......................... 2,430,780            15,145,289
#    DRB Holding Co., Ltd...............................   117,552               649,048
#    DTR Automotive Corp................................    50,162             1,499,298
     DY Corp............................................   211,585             1,054,640
     e Tec E&C, Ltd.....................................    10,099               957,549
     Eagon Holdings Co., Ltd............................   385,141             1,028,231
#    Eagon Industrial, Ltd..............................   105,000               930,494
#    Easy Bio, Inc......................................   552,747             3,828,199
#    e-LITECOM Co., Ltd.................................    87,616               518,277
     E-MART, Inc........................................   233,776            34,477,742
#    ENF Technology Co., Ltd............................   112,574             1,832,780
#    Eugene Corp........................................   714,143             3,773,777
#    Eugene Investment & Securities Co., Ltd............ 1,113,895             2,615,585
*    Eusu Holdings Co., Ltd.............................    84,644               641,280
#    EVERDIGM Corp......................................    36,984               190,201
# *  FarmStory Co., Ltd.................................   739,942               960,978
     Fine Semitech Corp.................................    23,873               161,573
# *  Fine Technix Co., Ltd..............................   193,415               292,769
#    Fursys, Inc........................................    28,479               895,011
#    Gaon Cable Co., Ltd................................    28,266               447,899
     Geumhwa PSC Co., Ltd...............................       490                14,558
#    GMB Korea Corp.....................................   105,900               705,611
#    Golfzon Newdin Holdings Co., Ltd...................   311,182               989,581
     GS Engineering & Construction Corp.................   593,061            20,634,515
#    GS Global Corp.....................................   712,614             1,623,240
     GS Holdings Corp...................................   730,481            32,553,755
     GS Home Shopping, Inc..............................     2,245               329,344
     Gwangju Shinsegae Co., Ltd.........................     6,906             1,169,196
     Haitai Confectionery & Foods Co., Ltd..............     6,605                57,739
# *  Halla Corp.........................................   263,583               917,715
     Halla Holdings Corp................................   126,761             4,807,247
#    Han Kuk Carbon Co., Ltd............................   231,961             1,682,920
     Hana Financial Group, Inc.......................... 3,990,767           125,871,708
#    Hana Micron, Inc...................................   200,404               912,351
     Handsome Co., Ltd..................................   146,627             5,378,501
     Hanil Cement Co., Ltd..............................    24,093             3,029,822
#    Hanil Holdings Co., Ltd............................    20,065               979,743
# *  Hanjin Heavy Industries & Construction Co., Ltd....   571,915               805,376
# *  Hanjin Heavy Industries & Construction Holdings
       Co., Ltd.........................................   179,841               565,126
#    Hanjin Kal Corp....................................   360,307            11,421,647
#    Hanjin Transportation Co., Ltd.....................   144,886             5,242,506
     Hankook Tire Co., Ltd..............................   602,727            20,508,340
#    Hankuk Paper Manufacturing Co., Ltd................    38,692               621,656
     Hansae Yes24 Holdings Co., Ltd.....................     4,416                36,513
     Hanshin Construction...............................    85,445             1,334,973
# *  Hansol Holdings Co., Ltd...........................   524,455             2,096,086
#    Hansol HomeDeco Co., Ltd........................... 1,063,396             1,337,530
     Hansol Paper Co., Ltd..............................   253,221             3,241,410
# *  Hansol Technics Co., Ltd...........................   201,562             1,081,433
*    Hanwha Aerospace Co., Ltd..........................   367,791             9,735,609

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
     Hanwha Chemical Corp............................... 1,417,649          $ 25,053,495
     Hanwha Corp........................................   722,482            18,330,997
#    Hanwha Galleria Timeworld Co., Ltd.................     5,778               150,904
     Hanwha General Insurance Co., Ltd..................   691,548             2,977,303
# *  Hanwha Investment & Securities Co., Ltd............ 1,308,017             2,644,984
     Hanwha Life Insurance Co., Ltd..................... 4,538,676            15,516,746
     Hanyang Eng Co., Ltd...............................   153,087             2,054,239
#    Hanyang Securities Co., Ltd........................    97,444               596,284
# *  Harim Co., Ltd.....................................   178,051               534,668
#    Harim Holdings Co., Ltd............................   133,945             1,540,254
     HDC Holdings Co., Ltd..............................   466,485             6,878,768
     HDC Hyundai Engineering Plastics Co., Ltd..........   126,055               601,783
# *  Heung-A Shipping Co., Ltd.......................... 2,197,266               660,756
# *  Heungkuk Fire & Marine Insurance Co., Ltd..........   137,832               579,453
     Hite Jinro Co., Ltd................................   340,172             5,914,846
     Hitejinro Holdings Co., Ltd........................   114,200               898,323
#    HJ Magnolia Yongpyong Hotel & Resort Corp..........    77,198               471,989
#    HS R&A Co., Ltd....................................   501,663               956,799
# *  HSD Engine Co., Ltd................................    77,848               265,340
# *  Humax Co., Ltd.....................................   182,229             1,076,433
*    Huneed Technologies................................    48,132               384,661
     Husteel Co., Ltd...................................    16,188               168,235
#    Huvis Corp.........................................   195,376             1,356,963
#    Hwa Shin Co., Ltd..................................   247,915               748,199
#    Hwacheon Machine Tool Co., Ltd.....................    14,514               532,575
#    Hwangkum Steel & Technology Co., Ltd...............   114,189               864,726
     HwaSung Industrial Co., Ltd........................   114,076             1,461,021
     Hy-Lok Corp........................................    55,372               934,554
*    Hyosung Advanced Materials Corp....................     2,061               228,679
     Hyosung Chemical Corp..............................     1,451               172,004
     Hyosung Corp.......................................    15,145               973,871
     Hyosung TNC Co., Ltd...............................     2,944               418,844
#    Hyundai BNG Steel Co., Ltd.........................   147,362             1,295,032
#    Hyundai Construction Equipment Co., Ltd............   151,125             6,348,857
     Hyundai Corp Holdings, Inc.........................    44,874               547,812
#    Hyundai Corp.......................................    61,068             1,223,746
     Hyundai Department Store Co., Ltd..................   235,472            20,476,112
# *  Hyundai Electric & Energy System Co., Ltd..........    20,968               424,565
     Hyundai Engineering & Construction Co., Ltd........   744,173            33,482,821
     Hyundai Glovis Co., Ltd............................    31,115             4,256,510
     Hyundai Greenfood Co., Ltd.........................   453,956             5,424,084
# *  Hyundai Heavy Industries Co., Ltd..................   343,598            36,689,284
     Hyundai Heavy Industries Holdings Co., Ltd.........   121,522            35,595,860
     Hyundai Home Shopping Network Corp.................    55,879             4,786,962
     Hyundai Hy Communications & Networks Co., Ltd......   436,902             1,582,914
     Hyundai Livart Furniture Co., Ltd..................    77,880             1,395,890
     Hyundai Marine & Fire Insurance Co., Ltd...........   221,095             7,236,462
#    Hyundai Mipo Dockyard Co., Ltd.....................   237,881            11,473,757
     Hyundai Mobis Co., Ltd.............................   512,294           102,189,901
     Hyundai Motor Co................................... 1,066,375           126,579,226
     Hyundai Motor Securities Co., Ltd..................   230,719             2,012,825
     Hyundai Steel Co................................... 1,155,612            45,892,826
#    Hyundai Wia Corp...................................   184,792             7,906,459
#    IDIS Holdings Co., Ltd.............................    42,253               562,099
# *  Iljin Electric Co., Ltd............................   239,602               726,227
     Iljin Holdings Co., Ltd............................   120,743               409,485
#    Ilshin Spinning Co., Ltd...........................    17,863             1,583,566
#    Ilsung Pharmaceuticals Co., Ltd....................     9,407               745,648
     iMarketKorea, Inc..................................   190,417             1,587,817

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
     Industrial Bank of Korea........................... 3,427,427          $ 41,561,514
     INITECH Co., Ltd...................................    31,597               164,326
# *  Intergis Co., Ltd..................................    49,180               103,650
#    Interpark Holdings Corp............................   507,741             1,079,654
     INTOPS Co., Ltd....................................   191,036             2,674,390
#    Inzi Controls Co., Ltd.............................   173,688             1,067,465
#    INZI Display Co., Ltd..............................   244,705               416,881
*    Iones Co., Ltd.....................................    83,897               549,468
#    IS Dongseo Co., Ltd................................    78,490             2,443,635
#    ISC Co., Ltd.......................................   103,788             1,025,641
#    ISU Chemical Co., Ltd..............................   145,929             1,263,484
#    Jahwa Electronics Co., Ltd.........................   103,866             1,159,665
     JB Financial Group Co., Ltd........................ 1,744,618             8,501,135
#    Kangnam Jevisco Co., Ltd...........................    41,716               969,184
#    KAON Media Co., Ltd................................   110,468               964,175
     KB Financial Group, Inc............................ 2,237,478            88,347,642
     KB Financial Group, Inc., ADR...................... 3,003,621           118,733,099
*    KB Metal Co., Ltd..................................    33,213                56,626
# *  KBI Dongkook Industrial Co., Ltd...................   661,873               519,887
     KC Co., Ltd........................................    98,742             1,375,429
#    KC Green Holdings Co., Ltd.........................    90,159               453,366
     KCC Corp...........................................    52,982            16,101,966
     KCC Engineering & Construction Co., Ltd............    60,568               382,043
     KCTC...............................................     3,399                 9,965
# *  KEC Corp........................................... 1,304,851             1,428,529
#    Keyang Electric Machinery Co., Ltd.................   264,942               881,107
#    KG Chemical Corp...................................    98,299             1,212,903
#    KG Eco Technology Service Co., Ltd.................   436,927             1,491,690
#    KGMobilians Co., Ltd...............................   149,720               925,339
# *  KH Vatec Co., Ltd..................................   153,792             1,100,031
     Kia Motors Corp.................................... 2,598,979           100,746,534
#    KISCO Corp.........................................   262,696             1,349,796
#    KISCO Holdings Co., Ltd............................    66,442               772,402
#    Kishin Corp........................................   107,298               367,807
     KISWIRE, Ltd.......................................    94,457             2,074,795
#    KIWOOM Securities Co., Ltd.........................   112,009             7,901,691
# *  KleanNara Co., Ltd.................................   110,992               267,304
     KMH Co., Ltd.......................................    98,465               646,758
# *  Kodaco Co., Ltd....................................   291,772               548,251
#    Kolon Corp.........................................    55,393             1,295,130
#    Kolon Global Corp..................................    41,349               433,853
     Kolon Industries, Inc..............................   232,624             9,223,214
#    Komelon Corp.......................................    33,167               230,482
#    Kook Soon Dang Brewery Co., Ltd....................   112,565               427,990
#    Korea Alcohol Industrial Co., Ltd..................   160,870             1,224,626
     Korea Asset In Trust Co., Ltd......................   205,206               745,469
#    Korea Autoglass Corp...............................    82,390             1,411,609
#    Korea Cast Iron Pipe Industries Co., Ltd...........    33,557               293,162
# *  Korea Circuit Co., Ltd.............................   149,135               774,432
     Korea Electric Terminal Co., Ltd...................    36,311             1,806,258
     Korea Export Packaging Industrial Co., Ltd.........     4,498                88,011
*    Korea Flange Co., Ltd..............................   303,789               457,329
     Korea Investment Holdings Co., Ltd.................   590,627            34,673,010
*    Korea Line Corp....................................   102,990             2,113,401
     Korea Petrochemical Ind Co., Ltd...................    43,313             5,575,864
#    Korea Petroleum Industries Co......................     1,552               157,425
     Korea Real Estate Investment & Trust Co., Ltd......   824,777             1,838,410
     Korean Air Lines Co., Ltd..........................   635,027            18,035,019
     Korean Reinsurance Co.............................. 1,205,708             9,414,080

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
#    Kortek Corp........................................   140,429          $  1,839,707
#    KPX Chemical Co., Ltd..............................    23,339             1,130,050
#    KSS LINE, Ltd......................................   140,622               872,159
     KT Skylife Co., Ltd................................   175,369             1,771,785
#    KT Submarine Co., Ltd..............................    22,384                71,438
# *  KTB Investment & Securities Co., Ltd...............   733,359             1,991,653
#    KTCS Corp..........................................   403,554               829,557
     Ktis Corp..........................................   218,841               483,399
#    Kukdo Chemical Co., Ltd............................    38,571             1,526,490
#    Kukdong Oil & Chemicals Co., Ltd...................    26,930                87,087
#    Kumho Industrial Co., Ltd..........................     7,575                93,100
# *  Kumho Tire Co., Inc................................   772,971             2,992,445
#    Kumkang Kind Co., Ltd..............................    19,221               400,660
#    Kwang Dong Pharmaceutical Co., Ltd.................    32,278               203,517
#    Kyeryong Construction Industrial Co., Ltd..........    50,723             1,094,920
     Kyobo Securities Co., Ltd..........................   317,865             2,829,964
#    Kyungbang Co., Ltd.................................   147,273             1,410,879
     Kyungchang Industrial Co., Ltd.....................     8,656                10,514
     Kyung-In Synthetic Corp............................   109,258               607,524
#    LEADCORP, Inc. (The)...............................   182,863               959,743
*    Lee Ku Industrial Co., Ltd.........................   102,941               191,433
     LF Corp............................................   324,942             6,939,274
     LG Corp............................................   792,305            49,545,333
# *  LG Display Co., Ltd., ADR.......................... 4,048,932            33,808,582
*    LG Display Co., Ltd................................ 1,617,796            27,510,239
     LG Electronics, Inc................................ 1,568,275           101,894,041
#    LG Hausys, Ltd.....................................    73,396             3,821,437
     LG International Corp..............................   376,771             6,140,781
     LG Uplus Corp...................................... 1,672,864            20,491,193
#    LMS Co., Ltd.......................................    47,891               270,110
     LOT Vacuum Co., Ltd................................    98,332               938,014
     Lotte Chemical Corp................................   236,303            54,446,538
     Lotte Chilsung Beverage Co., Ltd...................       861             1,275,850
     Lotte Confectionery Co., Ltd.......................        54                 8,485
     Lotte Corp.........................................    86,233             3,623,634
     LOTTE Fine Chemical Co., Ltd.......................   184,639             7,610,301
     Lotte Food Co., Ltd................................     1,198               646,844
#    LOTTE Himart Co., Ltd..............................   111,258             4,528,211
# *  Lotte Non-Life Insurance Co., Ltd..................   744,668             1,756,690
     Lotte Shopping Co., Ltd............................   122,576            18,714,613
     LS Corp............................................   211,167             8,965,927
*    Lumens Co., Ltd....................................   440,737               857,013
# *  LVMC Holdings......................................   173,671               396,761
     Maeil Holdings Co., Ltd............................    11,288               122,709
#    Mando Corp.........................................   182,954             5,237,804
     MegaStudy Co., Ltd.................................    32,163               368,643
*    Melfas, Inc........................................     5,474                12,120
     Meritz Financial Group, Inc........................   215,934             2,444,324
#    Meritz Securities Co., Ltd......................... 4,846,908            21,035,454
#    Mi Chang Oil Industrial Co., Ltd...................     7,099               483,425
     Mirae Asset Daewoo Co., Ltd........................ 4,797,673            32,107,892
     Mirae Asset Life Insurance Co., Ltd................   791,081             3,589,542
     MK Electron Co., Ltd...............................   223,969             1,645,365
# *  MNTech Co., Ltd....................................   248,755               877,738
     Mobase Co., Ltd....................................   159,085               782,834
#    Moorim P&P Co., Ltd................................   367,245             1,920,783
#    Moorim Paper Co., Ltd..............................   304,607               935,986
#    Motonic Corp.......................................   100,277             1,084,996
#    Muhak Co., Ltd.....................................    80,921               941,074

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
     Namyang Dairy Products Co., Ltd....................     4,517          $  2,375,521
*    Neowiz.............................................    33,577               376,308
# *  NEOWIZ HOLDINGS Corp...............................    76,012               879,135
*    New Power Plasma Co., Ltd..........................    23,576               388,519
#    Nexen Corp.........................................   251,411             1,369,798
#    Nexen Tire Corp....................................   361,168             3,112,744
     NH Investment & Securities Co., Ltd................ 2,039,549            24,063,464
*    NHN Corp...........................................    88,217             6,349,547
     Nice Information & Telecommunication, Inc..........     4,203                76,769
#    Nong Shim Holdings Co., Ltd........................    25,423             1,876,410
     NongShim Co., Ltd..................................    29,301             7,040,341
#    NOROO Paint & Coatings Co., Ltd....................   116,553               784,655
#    NPC................................................   116,690               398,189
     NS Shopping Co., Ltd...............................    76,038               931,262
     OCI Co., Ltd.......................................   247,400            19,736,557
     Opto Device Technology Co., Ltd....................    58,130               288,420
     Orange Life Insurance, Ltd.........................   124,488             3,796,035
     Orion Holdings Corp................................   180,047             2,947,198
     Paik Kwang Industrial Co., Ltd.....................   239,367               621,501
*    Pan Ocean Co., Ltd................................. 2,482,134            10,136,110
     Pang Rim Co., Ltd..................................    29,400                60,144
     Pan-Pacific Co., Ltd...............................   106,975               269,166
#    Poongsan Corp......................................   336,983             8,037,166
#    Poongsan Holdings Corp.............................    60,932             2,125,565
#    POSCO, Sponsored ADR............................... 1,487,744            82,078,836
     POSCO..............................................   694,466           152,007,145
#    POSCO Coated & Color Steel Co., Ltd................    32,979               548,397
     Posco International Corp...........................   601,331             9,427,818
     Protec Co., Ltd....................................    33,803               586,830
#    PS TEC Co., Ltd....................................    35,164               137,607
     Pulmuone Co., Ltd..................................     4,780               527,860
#    Pyeong Hwa Automotive Co., Ltd.....................   156,969             1,480,680
# *  RFTech Co., Ltd....................................   195,968             1,110,339
     S&T Dynamics Co., Ltd..............................   296,345             1,950,414
#    S&T Holdings Co., Ltd..............................   111,470             1,259,365
     S&T Motiv Co., Ltd.................................   115,765             3,778,710
     Sajo Industries Co., Ltd...........................    38,017             1,920,052
#    Sam Young Electronics Co., Ltd.....................   155,438             1,694,083
     Sambo Corrugated Board Co., Ltd....................    34,495               353,521
#    Sambo Motors Co., Ltd..............................   160,079               969,602
#    Samho Development Co., Ltd.........................   211,521               917,087
     Samho International Co., Ltd.......................     5,198                80,687
#    SAMHWA Paints Industrial Co., Ltd..................   107,642               557,357
#    Samick Musical Instruments Co., Ltd................   716,750             1,366,027
#    Samji Electronics Co., Ltd.........................   140,335             1,299,864
     Samjin LND Co., Ltd................................    92,054               202,504
#    Samkee Automotive Co., Ltd.........................   104,071               246,611
     Samkwang Glass Co., Ltd............................     2,678                98,830
     Sammok S-Form Co., Ltd.............................    66,256               788,779
# *  SAMPYO Cement Co., Ltd.............................   345,858             1,077,374
     Samsung C&T Corp...................................   456,123            40,091,817
     Samsung Card Co., Ltd..............................   335,569            10,668,127
     Samsung Fire & Marine Insurance Co., Ltd...........    53,985            14,053,975
*    Samsung Heavy Industries Co., Ltd.................. 4,070,394            28,709,010
     Samsung Life Insurance Co., Ltd....................   851,300            61,922,201
     Samsung SDI Co., Ltd...............................    52,377            10,634,941
     Samsung Securities Co., Ltd........................   825,273            25,220,442
     SAMT Co., Ltd......................................   655,192             1,032,485
#    Samyang Corp.......................................    42,469             2,236,240

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
     Samyang Holdings Corp..............................    62,869          $  4,325,686
#    Samyang Tongsang Co., Ltd..........................    22,283             1,148,205
#    SAVEZONE I&C Corp..................................    94,588               311,788
*    SBS Media Holdings Co., Ltd........................   488,064               995,280
     Seah Besteel Corp..................................   223,999             3,767,653
#    SeAH Holdings Corp.................................    12,963             1,072,637
     SeAH Steel Corp....................................    24,338             1,342,706
#    SeAH Steel Holdings Corp...........................    23,988             1,150,882
     Sebang Co., Ltd....................................   153,120             1,916,280
     Sebang Global Battery Co., Ltd.....................   101,308             4,145,512
     Sebo Manufacturing Engineer Corp...................    39,565               364,201
#    Sejong Industrial Co., Ltd.........................   200,279             1,265,370
# *  Sejoong Co., Ltd...................................    74,223               220,178
# *  Sekonix Co., Ltd...................................   133,733               863,756
#    S-Energy Co., Ltd..................................    40,484               183,790
#    Seohan Co., Ltd....................................   661,074             1,008,094
     Seohee Construction Co., Ltd....................... 2,314,254             2,483,960
     SEOWONINTECH Co., Ltd..............................    16,998                80,438
#    Seoyon Co., Ltd....................................   131,812               531,159
     Seoyon E-Hwa Co., Ltd..............................    92,868               586,023
     Sewon Precision Industry Co., Ltd..................     1,457                10,599
# *  SFA Semicon Co., Ltd...............................   621,936             1,309,643
*    SG Corp............................................    29,677                20,713
# *  SG&G Corp..........................................   291,585               507,943
#    Shindaeyang Paper Co., Ltd.........................    24,283             1,725,774
     Shinhan Financial Group Co., Ltd................... 2,592,282            97,975,006
#    Shinhan Financial Group Co., Ltd., ADR............. 1,406,701            53,313,967
#    Shinsegae Engineering & Construction Co., Ltd......    16,765               439,425
     Shinsegae Food Co., Ltd............................     1,939               149,199
     Shinsegae Information & Communication Co., Ltd.....     3,820               461,921
     Shinsegae, Inc.....................................    87,988            25,639,696
# *  Shinsung Tongsang Co., Ltd.........................   881,967               721,700
# *  Shinwha Intertek Corp..............................   125,015               253,921
# *  Shinwon Corp.......................................   181,086               303,645
     Shinyoung Securities Co., Ltd......................    46,987             2,366,644
# *  Signetics Corp.....................................   799,767             1,096,066
#    Silla Co., Ltd.....................................    70,200               895,156
     SIMMTECH Co., Ltd..................................   197,539             1,160,724
#    Simmtech Holding Co., Ltd..........................     3,959                 6,865
     SIMPAC, Inc........................................   143,838               316,658
     Sindoh Co., Ltd....................................    61,585             2,645,642
     SK Discovery Co., Ltd..............................   192,652             5,014,089
#    SK Gas, Ltd........................................    60,978             4,478,520
     SK Innovation Co., Ltd.............................   880,786           137,718,665
     SK Networks Co., Ltd............................... 1,836,089             9,213,207
#    SK Securities Co., Ltd............................. 2,864,051             1,739,703
     SKC Co., Ltd.......................................   307,350             9,410,779
     SL Corp............................................   211,707             4,405,695
*    SNU Precision Co., Ltd.............................    11,913                30,588
# *  Ssangyong Motor Co.................................   375,901             1,702,049
#    Sun Kwang Co., Ltd.................................    32,999               507,568
     Sunchang Corp......................................    54,825               257,975
#    Sung Kwang Bend Co., Ltd...........................   156,885             1,566,328
*    Sungchang Enterprise Holdings, Ltd.................   326,002               584,829
#    Sungdo Engineering & Construction Co., Ltd.........   148,317               775,878
#    Sungshin Cement Co., Ltd...........................   336,014             2,843,784
     Sungwoo Hitech Co., Ltd............................   839,253             3,501,860
#    Sunjin Co., Ltd....................................    36,614               401,662
#    Tae Kyung Industrial Co., Ltd......................   152,886               765,923

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
SOUTH KOREA -- (Continued)
     Taekwang Industrial Co., Ltd.......................      5,258         $    6,746,685
*    Taewoong Co., Ltd..................................    117,534              1,027,102
#    Taeyoung Engineering & Construction Co., Ltd.......    586,789              6,422,029
     Tailim Packaging Co., Ltd..........................    192,898                886,974
# *  TBH Global Co., Ltd................................    197,666                463,472
*    Thinkware Systems Corp.............................     85,996                595,358
# *  TK Chemical Corp...................................    764,480              1,805,956
#    TK Corp............................................    120,940              1,202,366
#    Tong Yang Moolsan Co., Ltd.........................    300,253                438,192
     Tongyang Life Insurance Co., Ltd...................    592,249              2,299,387
*    Tongyang pile, Inc.................................      7,975                 41,473
#    Tongyang, Inc......................................    358,717                611,739
#    Top Engineering Co., Ltd...........................    180,980              1,323,257
#    Tovis Co., Ltd.....................................    164,140                982,815
#    TS Corp............................................     65,988              1,168,349
*    T'way Holdings, Inc................................     59,858                129,814
     Ubiquoss Holdings, Inc.............................     30,750                648,979
#    UIL Co., Ltd.......................................     82,914                378,568
     Uju Electronics Co., Ltd...........................     61,425                477,030
#    Unid Co., Ltd......................................     78,309              3,373,164
     Uniquest Corp......................................     16,606                100,714
     Viatron Technologies, Inc..........................      2,049                 21,251
#    Visang Education, Inc..............................     52,293                332,787
# *  WillBes & Co. (The)................................    804,229                988,801
# *  Wonik Holdings Co., Ltd............................    504,277              2,144,352
# *  Woongjin Co., Ltd..................................    243,455                466,936
# *  Woongjin Energy Co., Ltd...........................    118,888                 93,022
# *  Woongjin Thinkbig Co., Ltd.........................    472,438              1,198,769
*    Woori Financial Group, Inc., Sponsored ADR.........     10,679                382,415
     Woori Financial Group, Inc.........................  5,361,552             63,568,459
#    Woorison F&G Co., Ltd..............................    249,469                612,720
     Wooshin Systems Co., Ltd...........................     26,128                140,297
# *  WooSung Feed Co., Ltd..............................    255,261                799,603
#    Y G-1 Co., Ltd.....................................    252,253              2,422,155
*    YeaRimDang Publishing Co., Ltd.....................    206,798              1,067,543
#    Yoosung Enterprise Co., Ltd........................    197,921                493,027
#    YooSung T&S Co., Ltd...............................    196,580                571,194
     Youlchon Chemical Co., Ltd.........................    125,980              1,538,429
#    Young Poong Corp...................................      3,825              2,538,524
#    Young Poong Precision Corp.........................    130,166              1,069,530
     Youngone Corp......................................     79,606              2,518,387
#    Youngone Holdings Co., Ltd.........................     19,511              1,085,948
*    Yuanta Securities Korea Co., Ltd...................  1,042,264              2,967,960
     YuHwa Securities Co., Ltd..........................     29,804                323,707
#    Zeus Co., Ltd......................................     74,697              1,021,535
                                                                            --------------
TOTAL SOUTH KOREA.......................................                     3,144,482,999
                                                                            --------------
TAIWAN -- (16.1%)
#    Ability Enterprise Co., Ltd........................  2,942,330              1,359,300
     AcBel Polytech, Inc................................  1,454,000              1,060,780
#    Acer, Inc.......................................... 27,094,109             18,417,199
#    ACES Electronic Co., Ltd...........................  1,404,000              1,101,780
*    Acon Holding, Inc..................................  2,183,000                556,297
     A-DATA Technology Co., Ltd.........................    908,000              1,470,172
     Advanced International Multitech Co., Ltd..........    444,000                661,798
#    Advanced Optoelectronic Technology, Inc............    551,000                317,578
     Advancetek Enterprise Co., Ltd.....................    186,639                 96,099
# *  AGV Products Corp..................................  5,743,211              1,310,670
     AimCore Technology Co., Ltd........................    386,223                202,884

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
     Airmate Cayman International Co., Ltd..............     12,000          $      8,766
     Alcor Micro Corp...................................    522,000               298,543
#    Allis Electric Co., Ltd............................  1,447,000               734,140
#    Alpha Networks, Inc................................  4,590,313             2,967,897
#    Altek Corp.........................................  4,122,365             3,583,281
#    Ambassador Hotel (The).............................  1,493,000             1,058,441
#    AMPOC Far-East Co., Ltd............................  1,326,000             1,350,618
# *  AmTRAN Technology Co., Ltd......................... 10,964,956             4,241,963
     Apacer Technology, Inc.............................    497,210               543,321
     APCB, Inc..........................................  2,072,000             2,097,075
# *  Apex International Co., Ltd........................  2,038,263             3,376,589
     Apex Medical Corp..................................     28,000                24,027
     Apex Science & Engineering.........................    211,536                56,918
     Ardentec Corp......................................  2,953,058             3,030,229
#    Asia Cement Corp................................... 24,769,589            33,526,023
     Asia Electronic Material Co., Ltd..................     23,000                15,159
*    Asia Pacific Telecom Co., Ltd......................  8,189,000             2,143,884
     Asia Plastic Recycling Holding, Ltd................  2,759,942               680,270
     Asia Polymer Corp..................................  4,774,830             2,203,699
     Asia Tech Image, Inc...............................     41,000                60,194
#    Asia Vital Components Co., Ltd.....................  3,574,984             4,979,173
#    ASROCK, Inc........................................    204,000               411,786
     Asustek Computer, Inc..............................  4,485,000            34,288,507
#    AU Optronics Corp., Sponsored ADR..................  8,902,653            31,070,259
#    AU Optronics Corp.................................. 51,158,812            18,296,369
     Audix Corp.........................................  1,081,332             1,385,547
#    Avermedia Technologies.............................  2,331,000               924,988
*    Avision, Inc.......................................    599,555                71,423
     AVY Precision Technology, Inc......................    985,934             1,036,801
     Bank of Kaohsiung Co., Ltd.........................  6,178,412             1,932,426
#    BES Engineering Corp............................... 19,220,443             4,854,996
     Bin Chuan Enterprise Co., Ltd......................     87,000                52,958
#    Biostar Microtech International Corp...............  2,187,055               683,616
     Bright Led Electronics Corp........................  1,317,000               521,846
# *  Cameo Communications, Inc..........................  2,551,197               692,599
     Capital Securities Corp............................ 27,366,158             8,239,164
#    Career Technology MFG. Co., Ltd....................    825,192               907,077
*    Carnival Industrial Corp...........................  3,948,000               741,683
#    Casetek Holdings, Ltd..............................  2,209,933             3,701,000
     Catcher Technology Co., Ltd........................  3,569,000            28,296,219
     Cathay Chemical Works..............................    812,000               503,627
#    Cathay Financial Holding Co., Ltd.................. 89,008,000           128,889,397
     Cathay Real Estate Development Co., Ltd............  8,492,694             6,916,220
     CCP Contact Probes Co., Ltd........................      9,000                 9,685
#    Celxpert Energy Corp...............................    362,000               385,778
     Central Reinsurance Co., Ltd.......................  1,898,366             1,093,936
     Chain Chon Industrial Co., Ltd.....................    767,000               214,543
#    ChainQui Construction Development Co., Ltd.........    853,737               807,063
# *  Champion Building Materials Co., Ltd...............  4,563,828               973,704
     Chang Hwa Commercial Bank, Ltd..................... 69,936,278            41,894,456
     Chang Wah Electromaterials, Inc....................     38,800               225,034
     Channel Well Technology Co., Ltd...................    235,000               206,798
     CHC Healthcare Group...............................    561,000               732,084
     Chen Full International Co., Ltd...................    188,000               239,845
#    Cheng Loong Corp................................... 12,927,659             8,268,109
# *  Cheng Mei Materials Technology Corp................  2,619,000             1,090,001
     Cheng Uei Precision Industry Co., Ltd..............  6,284,635             7,637,163
     Chenming Mold Industry Corp........................    522,000               313,131
#    Chia Chang Co., Ltd................................  1,624,000             2,352,039

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ----------- -------------------------------
TAIWAN -- (Continued)
#    Chia Hsin Cement Corp.............................   5,290,191          $  2,568,800
#    Chien Kuo Construction Co., Ltd...................   3,395,247             1,137,917
#    Chilisin Electronics Corp.........................   1,720,000             5,499,937
     China Airlines, Ltd...............................  43,583,353            13,826,182
     China Bills Finance Corp..........................   3,151,000             1,504,113
     China Chemical & Pharmaceutical Co., Ltd..........   3,394,264             2,071,954
     China Development Financial Holding Corp.......... 120,595,734            38,872,781
     China Electric Manufacturing Corp.................   4,019,200             1,298,695
#    China General Plastics Corp.......................     784,037               576,980
     China Glaze Co., Ltd..............................   1,537,799               510,461
     China Life Insurance Co., Ltd.....................  17,055,450            14,200,435
     China Man-Made Fiber Corp.........................  14,394,272             4,536,625
     China Metal Products..............................   4,188,969             5,094,936
     China Motor Corp..................................   5,881,749             5,281,803
# *  China Petrochemical Development Corp..............  31,041,397            11,724,699
     China Steel Corp.................................. 139,388,320           112,626,574
#    China Steel Structure Co., Ltd....................   1,078,219               920,527
     China Wire & Cable Co., Ltd.......................   1,332,600               894,840
#    Chinese Maritime Transport, Ltd...................   1,370,270             1,435,949
     Chin-Poon Industrial Co., Ltd.....................   3,405,815             4,241,351
     Chipbond Technology Corp..........................     487,000             1,105,198
     ChipMOS Techinologies, Inc........................   2,829,085             2,466,500
     ChipMOS Technologies, Inc., ADR...................      38,574               664,240
     Chun YU Works & Co., Ltd..........................   3,083,000             2,346,197
     Chun Yuan Steel...................................   5,982,287             2,022,722
     Chung Hsin Electric & Machinery Manufacturing
       Corp............................................   5,598,250             3,770,081
# *  Chung Hung Steel Corp.............................   9,865,000             3,930,648
#    Chung Hwa Pulp Corp...............................   6,011,353             1,856,561
     Chyang Sheng Dyeing & Finishing Co., Ltd..........     223,000               110,521
     Clevo Co..........................................   1,405,000             1,338,175
# *  CMC Magnetics Corp................................  22,145,621             5,058,923
     CoAsia Microelectronics Corp......................     421,797               129,118
     Coland Holdings, Ltd..............................     116,000               105,185
     Collins Co., Ltd..................................   1,584,224               548,663
     Compal Electronics, Inc...........................  54,866,332            35,466,326
     Compeq Manufacturing Co., Ltd.....................  10,178,000             8,434,132
     Compucase Enterprise..............................      14,000                12,814
#    Concord Securities Co., Ltd.......................   2,118,440               504,129
#    Continental Holdings Corp.........................   5,867,540             2,925,710
*    Contrel Technology Co., Ltd.......................   1,062,000               675,083
     Coretronic Corp...................................   6,773,800            10,545,717
#    Coxon Precise Industrial Co., Ltd.................   1,417,000               879,539
     Creative Sensor, Inc..............................     503,000               360,701
*    CSBC Corp. Taiwan.................................   2,065,177             1,742,582
     CTBC Financial Holding Co., Ltd................... 158,940,073           108,882,159
     CviLux Corp.......................................     116,000                96,138
     CX Technology Co., Ltd............................      42,162                31,715
     Cyberlink Corp....................................      35,000                84,999
     CyberTAN Technology, Inc..........................     969,000               515,137
#    DA CIN Construction Co., Ltd......................   2,433,579             1,654,227
*    Danen Technology Corp.............................     816,000                39,393
#    Darwin Precisions Corp............................   5,864,635             3,665,909
*    Delpha Construction Co., Ltd......................   1,147,015               630,971
     Depo Auto Parts Ind Co., Ltd......................     416,000               930,984
#    Dimerco Express Corp..............................     188,000               132,709
# *  D-Link Corp.......................................   8,376,552             3,911,601
     Donpon Precision, Inc.............................      55,000                42,736
*    Dynamic Electronics Co., Ltd......................   3,862,324             1,174,478
     Dynapack International Technology Corp............   1,005,000             1,617,484

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
     E Ink Holdings, Inc................................  1,082,000          $  1,299,186
     E.Sun Financial Holding Co., Ltd................... 90,872,938            74,616,451
*    Edimax Technology Co., Ltd.........................  2,270,902               820,390
*    Edison Opto Corp...................................  1,335,000               692,037
     Edom Technology Co., Ltd...........................    880,046               393,590
     Elite Semiconductor Memory Technology, Inc.........  1,077,000             1,139,239
     Elitegroup Computer Systems Co., Ltd...............  4,455,395             1,725,430
     Emerging Display Technologies Corp.................     45,000                21,851
*    ENG Electric Co., Ltd..............................    834,997                96,310
#    EnTie Commercial Bank Co., Ltd.....................  2,385,232             1,095,877
     Epileds Technologies, Inc..........................    338,000               192,592
#    Epistar Corp....................................... 12,943,869            11,337,339
#    Eson Precision Ind. Co., Ltd.......................    723,000               878,790
     Eternal Materials Co., Ltd.........................  1,746,513             1,444,827
*    E-Ton Solar Tech Co., Ltd..........................  1,027,543                94,914
     Eva Airways Corp................................... 24,708,345            12,117,672
*    Everest Textile Co., Ltd...........................  3,887,378             1,434,280
     Evergreen International Storage & Transport Corp...  8,141,000             3,626,300
     Evergreen Marine Corp. Taiwan, Ltd................. 23,836,707            10,464,755
     Everlight Chemical Industrial Corp.................    531,950               287,716
     Everlight Electronics Co., Ltd.....................  3,183,000             3,187,554
     Excellence Opto, Inc...............................     96,000                61,932
#    Excelsior Medical Co., Ltd.........................  1,206,726             1,919,963
     EZconn Corp........................................    185,000               237,795
     Far Eastern Department Stores, Ltd................. 10,965,445             5,822,068
     Far Eastern International Bank..................... 30,506,804            11,359,848
     Far Eastern New Century Corp....................... 33,657,528            36,753,857
#    Farglory F T Z Investment Holding Co., Ltd.........  1,093,000               627,051
     Farglory Land Development Co., Ltd.................  3,818,264             4,712,936
# *  Federal Corp.......................................  5,848,160             2,054,646
# *  First Copper Technology Co., Ltd...................  1,924,750               645,122
     First Financial Holding Co., Ltd................... 90,979,349            64,953,682
     First Hotel........................................  1,769,857               822,072
     First Insurance Co., Ltd. (The)....................  3,503,064             1,639,076
# *  First Steamship Co., Ltd...........................  7,971,360             3,167,247
# *  FIT Holding Co., Ltd...............................    185,150               146,258
#    FocalTech Systems Co., Ltd.........................    874,000               711,998
     Forest Water Environment Engineering Co., Ltd......      8,000                15,120
#    Formosa Advanced Technologies Co., Ltd.............  2,188,000             2,497,990
     Formosa Laboratories, Inc..........................    958,154             1,287,503
     Formosa Taffeta Co., Ltd...........................  7,598,511             9,164,502
     Formosan Rubber Group, Inc.........................  4,164,957             2,319,940
     Formosan Union Chemical............................  3,321,572             1,506,078
#    Founding Construction & Development Co., Ltd.......  2,943,418             1,532,395
     Foxconn Technology Co., Ltd........................  8,843,142            19,839,777
     Froch Enterprise Co., Ltd..........................  2,446,734             1,105,388
#    FSP Technology, Inc................................  1,706,292             1,152,092
     Fubon Financial Holding Co., Ltd................... 88,876,471           131,340,683
#    Fulgent Sun International Holding Co., Ltd.........    307,487               663,583
#    Fullerton Technology Co., Ltd......................  1,395,200               962,199
#    Fulltech Fiber Glass Corp..........................  5,946,690             3,037,853
     Fwusow Industry Co., Ltd...........................  2,613,119             1,547,640
     G Shank Enterprise Co., Ltd........................  1,890,902             1,452,874
#    Gemtek Technology Corp.............................  4,854,962             4,090,643
*    Genesis Photonics, Inc.............................     27,810                 1,063
     Getac Technology Corp..............................    727,065             1,095,075
#    Giantplus Technology Co., Ltd......................  3,474,100             1,338,110
#    Gigabyte Technology Co., Ltd.......................  5,548,287             8,931,526
# *  Gigastorage Corp...................................  4,569,600               889,868

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ----------- -------------------------------
TAIWAN -- (Continued)
     Global Brands Manufacture, Ltd.....................   4,322,951          $  2,026,912
#    Global Lighting Technologies, Inc..................   1,051,000             1,328,338
     Globe Union Industrial Corp........................   3,161,625             1,786,896
     Gloria Material Technology Corp....................   6,638,116             4,245,815
# *  Gold Circuit Electronics, Ltd......................   5,204,965             2,114,705
     Goldsun Building Materials Co., Ltd................  16,068,261             4,323,269
     Good Will Instrument Co., Ltd......................     235,746               211,439
#    Grand Fortune Securities Co., Ltd..................     791,000               216,714
#    Grand Ocean Retail Group, Ltd......................     934,000               959,289
#    Grand Pacific Petrochemical........................  13,491,000             9,301,928
     Great China Metal Industry.........................     902,000               734,263
     Great Wall Enterprise Co., Ltd.....................   6,035,828             6,859,301
*    Green Energy Technology, Inc.......................   1,424,880                14,749
#    Green Seal Holding, Ltd............................     466,000               558,981
#    GTM Holdings Corp..................................   1,753,900             1,044,651
#    Hannstar Board Corp................................   4,883,635             5,195,595
#    HannStar Display Corp..............................  38,369,435             9,935,958
# *  HannsTouch Solution, Inc...........................   3,678,481             1,794,041
#    Hanpin Electron Co., Ltd...........................     286,000               351,252
#    Harvatek Corp......................................   2,130,553             1,116,326
     Hey Song Corp......................................   2,920,500             2,999,864
     Highwealth Construction Corp.......................   1,126,000             1,803,605
#    Hiroca Holdings, Ltd...............................     932,000             2,260,355
*    HiTi Digital, Inc..................................      83,000                12,336
#    Hitron Technology, Inc.............................   1,927,098             1,334,728
     Ho Tung Chemical Corp..............................  12,005,475             2,700,116
     Hocheng Corp.......................................   3,317,300               851,920
     Hold-Key Electric Wire & Cable Co., Ltd............      76,124                21,086
     Hon Hai Precision Industry Co., Ltd................  65,155,192           183,433,254
#    Hong Pu Real Estate Development Co., Ltd...........   2,776,655             1,742,830
     Hong TAI Electric Industrial.......................   2,620,000               831,151
#    Hong YI Fiber Industry Co..........................     810,000               528,401
     Horizon Securities Co., Ltd........................   4,594,000               984,794
#    Hsin Kuang Steel Co., Ltd..........................   1,100,124             1,089,097
     Hsing TA Cement Co.................................   1,632,614               903,772
# *  HTC Corp...........................................   5,642,000             7,644,947
#    HUA ENG Wire & Cable Co., Ltd......................   4,595,035             1,405,213
     Hua Nan Financial Holdings Co., Ltd................  62,091,204            40,604,923
#    Huaku Development Co., Ltd.........................   2,563,000             6,481,599
#    Huang Hsiang Construction Corp.....................   1,195,000             1,077,566
     Hung Ching Development & Construction Co., Ltd.....   1,447,468             1,041,916
#    Hung Sheng Construction, Ltd.......................   4,960,670             3,622,531
     Huxen Corp.........................................     268,281               404,156
*    Hwa Fong Rubber Industrial Co., Ltd................     265,000               104,251
     Hwacom Systems, Inc................................     333,000               199,948
*    Ichia Technologies, Inc............................   2,184,260             1,221,512
*    I-Chiun Precision Industry Co., Ltd................   2,275,000               668,127
*    Ideal Bike Corp....................................      53,254                10,444
     Infortrend Technology, Inc.........................   1,104,000               455,798
#    Innolux Corp....................................... 144,747,544            46,447,009
     Inpaq Technology Co., Ltd..........................     213,000               236,448
     Integrated Service Technology, Inc.................      10,000                13,802
     International CSRC Investment Holdings Co..........   9,043,510            12,306,453
     Inventec Corp......................................  31,534,277            25,336,083
     ITE Technology, Inc................................   1,908,479             2,166,473
     Jarllytec Co., Ltd.................................     805,000             1,766,483
     Jess-Link Products Co., Ltd........................   1,110,500             1,147,258
     Jih Sun Financial Holdings Co., Ltd................  10,570,918             3,360,891
#    Jinli Group Holdings, Ltd..........................   1,705,722               973,839

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
     Johnson Health Tech Co., Ltd.......................    150,000           $   214,796
#    K Laser Technology, Inc............................  1,931,601               891,178
#    Kaulin Manufacturing Co., Ltd......................  1,571,656               857,496
     KEE TAI Properties Co., Ltd........................  1,968,000               738,588
#    Kenmec Mechanical Engineering Co., Ltd.............  1,954,000               907,995
#    Kindom Construction Corp...........................  4,633,000             3,162,218
     King Chou Marine Technology Co., Ltd...............    243,100               302,515
#    King Yuan Electronics Co., Ltd..................... 16,319,805            15,136,051
     King's Town Bank Co., Ltd.......................... 11,647,012            12,461,459
     King's Town Construction Co., Ltd..................    360,380               301,369
# *  Kinko Optical Co., Ltd.............................  1,407,000             1,377,759
     Kinpo Electronics.................................. 20,881,375             7,442,900
#    Kinsus Interconnect Technology Corp................  2,969,000             4,484,383
     KNH Enterprise Co., Ltd............................  1,619,078               576,560
#    Kung Sing Engineering Corp.........................  3,317,000               785,700
*    Kuo Toong International Co., Ltd...................  1,048,160               747,395
     Kuoyang Construction Co., Ltd......................  5,878,811             2,280,978
     Kwong Fong Industries Corp.........................  1,204,649               578,287
     KYE Systems Corp...................................  2,869,909               818,996
     L&K Engineering Co., Ltd...........................  2,117,000             1,884,205
#    LAN FA Textile.....................................  2,812,713               697,538
*    Leader Electronics, Inc............................  1,966,056               533,852
#    Lealea Enterprise Co., Ltd.........................  9,384,941             3,055,523
     Ledtech Electronics Corp...........................    172,000                48,329
     LEE CHI Enterprises Co., Ltd.......................  2,361,900               769,033
*    Leofoo Development Co., Ltd........................  3,315,908               680,801
     LES Enphants Co., Ltd..............................    877,000               246,920
#    Lextar Electronics Corp............................  4,289,000             2,433,200
*    Li Peng Enterprise Co., Ltd........................  7,696,381             1,817,452
     Lida Holdings, Ltd.................................    273,000               514,316
     Lien Hwa Industrial Corp...........................  7,897,494             8,665,797
     Lingsen Precision Industries, Ltd..................  5,568,480             1,728,877
     Lite-On Semiconductor Corp.........................  2,622,729             2,945,852
     Lite-On Technology Corp............................ 25,616,738            36,144,126
     Long Bon International Co., Ltd....................  1,697,100               947,863
#    Long Chen Paper Co., Ltd...........................  9,820,463             5,759,311
*    Lucky Cement Corp..................................  2,487,000               566,518
*    LuxNet Corp........................................     93,888                68,891
#    Macronix International............................. 21,473,605            16,708,118
     Materials Analysis Technology, Inc.................     57,000               139,964
#    Mayer Steel Pipe Corp..............................  2,046,456             1,056,543
     Maywufa Co., Ltd...................................    252,070               106,132
     Mega Financial Holding Co., Ltd.................... 96,252,796            92,408,266
#    Mercuries & Associates Holding, Ltd................  3,493,514             1,978,875
# *  Mercuries Life Insurance Co., Ltd.................. 12,080,999             4,341,823
     MIN AIK Technology Co., Ltd........................  1,446,600               742,821
#    Mitac Holdings Corp................................  9,358,660             9,703,820
*    Mosel Vitelic, Inc.................................    234,190               157,007
# *  Motech Industries, Inc.............................  3,980,658             1,103,724
#    MPI Corp...........................................    191,000               435,057
     Nan Ren Lake Leisure Amusement Co., Ltd............  1,652,000               401,629
#    Nan Ya Printed Circuit Board Corp..................  3,428,000             5,162,157
#    Nanya Technology Corp.............................. 15,746,000            33,440,413
*    New Asia Construction & Development Corp...........  1,810,304               362,261
#    New Era Electronics Co., Ltd.......................    203,000               150,377
#    Nien Hsing Textile Co., Ltd........................  1,772,061             1,617,126
     Niko Semiconductor Co., Ltd........................     77,000                76,111
#    Nishoku Technology, Inc............................    264,000               464,819
     O-Bank Co., Ltd....................................    890,000               227,770

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ----------- -------------------------------
TAIWAN -- (Continued)
# *  Ocean Plastics Co., Ltd............................     265,000           $   232,904
     OptoTech Corp......................................   2,486,387             1,873,354
*    Orient Semiconductor Electronics, Ltd..............   1,705,670               885,315
#    Pacific Construction Co............................   2,487,452               917,807
# *  Pan Jit International, Inc.........................   1,379,000             1,217,417
#    Pan-International Industrial Corp..................   6,396,444             5,462,976
# *  Paragon Technologies Co., Ltd......................     817,191               499,970
#    Pegatron Corp......................................  28,024,998            52,980,367
# *  Phihong Technology Co., Ltd........................   3,918,882             1,302,565
     Plastron Precision Co., Ltd........................      33,536                16,367
#    Plotech Co., Ltd...................................     517,000               289,118
     Pou Chen Corp......................................  22,855,550            27,804,869
#    President Securities Corp..........................  12,224,324             5,321,974
     Prince Housing & Development Corp..................   7,234,018             2,610,134
     Promate Electronic Co., Ltd........................     157,000               164,668
*    Promise Technology, Inc............................     909,000               236,495
#    P-Two Industries, Inc..............................     110,000               171,560
#    Qisda Corp.........................................  23,225,171            14,792,468
#    Qualipoly Chemical Corp............................     290,593               277,189
     Quanta Storage, Inc................................   1,830,000             3,370,953
     Quintain Steel Co., Ltd............................   2,530,473               664,293
     Radiant Opto-Electronics Corp......................   2,734,000             9,240,207
*    Radium Life Tech Co., Ltd..........................   9,105,124             3,992,291
     Rich Development Co., Ltd..........................   7,068,054             2,076,362
*    Ritek Corp.........................................  14,529,095             4,865,321
# *  Rotam Global Agrosciences, Ltd.....................     415,693               254,524
     Ruentex Development Co., Ltd.......................   4,426,320             6,079,934
     Ruentex Industries, Ltd............................   2,643,600             6,318,504
     Sampo Corp.........................................   4,177,340             2,258,145
     San Fang Chemical Industry Co., Ltd................      23,000                17,689
#    San Far Property, Ltd..............................     467,800               290,125
     Sanyang Motor Co., Ltd.............................   2,721,624             1,774,922
#    Sesoda Corp........................................   1,687,713             1,425,984
     Shan-Loong Transportation Co., Ltd.................     456,000               444,170
     Sharehope Medicine Co., Ltd........................     107,400                98,417
#    Sheng Yu Steel Co., Ltd............................   1,512,000               944,667
     ShenMao Technology, Inc............................     978,000               632,179
#    Shih Her Technologies, Inc.........................     411,000               621,764
*    Shih Wei Navigation Co., Ltd.......................   2,302,577               702,169
#    Shihlin Electric & Engineering Corp................   4,479,000             6,055,782
#    Shin Kong Financial Holding Co., Ltd............... 101,314,259            28,706,060
     Shin Zu Shing Co., Ltd.............................   1,789,000             6,815,448
*    Shining Building Business Co., Ltd.................   1,158,692               380,803
#    Shinkong Insurance Co., Ltd........................   3,041,412             3,823,002
     Shinkong Synthetic Fibers Corp.....................  18,384,754             8,090,884
# *  Shuttle, Inc.......................................   4,367,015             1,693,336
     Sigurd Microelectronics Corp.......................   5,300,047             5,292,381
# *  Silicon Integrated Systems Corp....................   4,978,808             1,426,131
*    Silitech Technology Corp...........................     824,803               391,753
     Sincere Navigation Corp............................   4,232,740             2,357,091
     Sinher Technology, Inc.............................     231,000               372,407
     Sinon Corp.........................................   5,544,877             3,383,186
     SinoPac Financial Holdings Co., Ltd................  96,201,115            37,082,838
     Sinphar Pharmaceutical Co., Ltd....................     180,000               116,817
     Sirtec International Co., Ltd......................     454,200               363,166
#    Siward Crystal Technology Co., Ltd.................   2,461,875             1,660,324
# *  Solar Applied Materials Technology Co..............   1,734,922             1,054,199
     Solomon Technology Corp............................     539,000               415,201
     Solteam Electronics Co., Ltd.......................      39,390                35,645

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
     Southeast Cement Co., Ltd..........................  2,940,700           $ 1,547,478
     Spirox Corp........................................    505,563               427,463
     Stark Technology, Inc..............................    543,160               986,623
     Sunko INK Co., Ltd.................................     76,000                22,884
     Sunplus Technology Co., Ltd........................  6,888,620             2,834,673
     Sunrex Technology Corp.............................  1,466,108               890,446
#    Sunspring Metal Corp...............................    667,000               759,317
#    Supreme Electronics Co., Ltd.......................  4,212,441             4,206,029
     Sweeten Real Estate Development Co., Ltd...........  1,282,925             1,113,294
     Synnex Technology International Corp...............  6,193,550             7,728,547
     Systex Corp........................................  1,007,801             2,215,830
     T3EX Global Holdings Corp..........................    309,499               279,827
#    Ta Ya Electric Wire & Cable........................  7,159,329             2,531,044
     Tah Hsin Industrial Corp...........................  1,342,900             1,338,313
     TAI Roun Products Co., Ltd.........................     63,000                23,045
# *  Tai Tung Communication Co., Ltd....................    558,000               338,284
     Taichung Commercial Bank Co., Ltd.................. 32,235,685            12,520,448
#    Taiflex Scientific Co., Ltd........................  2,075,960             2,677,079
#    Tainan Enterprises Co., Ltd........................  1,134,183               887,608
#    Tainan Spinning Co., Ltd........................... 16,557,485             6,460,316
*    Tainergy Tech Co., Ltd.............................  2,172,000               330,239
     Tai-Saw Technology Co., Ltd........................    158,000               105,281
#    Taishin Financial Holding Co., Ltd................. 90,218,066            40,909,287
#    Taisun Enterprise Co., Ltd.........................  2,234,423             1,417,353
# *  Taita Chemical Co., Ltd............................  2,481,864               824,564
#    Taiwan Business Bank............................... 40,032,240            16,529,367
     Taiwan Cement Corp................................. 64,501,697            87,731,793
#    Taiwan Chinsan Electronic Industrial Co., Ltd......    272,000               336,666
#    Taiwan Cogeneration Corp...........................  2,535,333             2,206,942
     Taiwan Cooperative Financial Holding Co., Ltd...... 74,943,734            49,741,959
#    Taiwan Fertilizer Co., Ltd.........................  5,781,000             8,418,287
     Taiwan Fire & Marine Insurance Co., Ltd............  1,382,000               905,789
     Taiwan FU Hsing Industrial Co., Ltd................    667,000               878,458
     Taiwan Glass Industry Corp......................... 13,706,982             5,483,794
     Taiwan Hon Chuan Enterprise Co., Ltd...............    941,932             1,512,614
     Taiwan Hopax Chemicals Manufacturing Co., Ltd......  1,732,000             1,088,692
# *  Taiwan Land Development Corp.......................  8,958,322             2,536,211
# *  Taiwan Line Tek Electronic.........................    146,771               139,822
     Taiwan Navigation Co., Ltd.........................  1,695,000             1,067,448
     Taiwan PCB Techvest Co., Ltd.......................  4,075,946             5,000,580
#    Taiwan Pulp & Paper Corp...........................  3,216,660             1,972,285
     Taiwan Shin Kong Security Co., Ltd.................     39,000                48,283
#    Taiwan Surface Mounting Technology Corp............  3,706,991             7,021,650
#    Taiwan TEA Corp....................................  8,595,092             4,338,990
#    Taiyen Biotech Co., Ltd............................  1,213,217             1,249,388
     Te Chang Construction Co., Ltd.....................     80,260                74,900
     Teco Electric and Machinery Co., Ltd............... 18,598,725            13,937,111
     Test-Rite International Co., Ltd...................  1,514,266             1,039,492
*    Tex-Ray Industrial Co., Ltd........................    501,000               166,068
     Thye Ming Industrial Co., Ltd......................     26,000                26,982
     Ton Yi Industrial Corp.............................  3,458,600             1,405,085
     Tong Yang Industry Co., Ltd........................  1,778,000             2,539,812
# *  Tong-Tai Machine & Tool Co., Ltd...................  2,705,447             1,839,919
     Topoint Technology Co., Ltd........................  1,969,459             1,288,421
#    TPK Holding Co., Ltd...............................  4,404,000             8,163,548
     Tripod Technology Corp.............................  2,828,000             9,080,110
     Tsann Kuen Enterprise Co., Ltd.....................    215,000               143,013
*    TSEC Corp..........................................  1,723,684               380,759
#    Tung Ho Steel Enterprise Corp...................... 12,473,274             8,924,294

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ----------- -------------------------------
TAIWAN -- (Continued)
     TXC Corp...........................................   1,351,000           $ 1,576,862
#    TYC Brother Industrial Co., Ltd....................   1,566,723             1,386,779
# *  Tycoons Group Enterprise...........................   6,125,337             1,296,422
#    Tyntek Corp........................................   2,284,097             1,273,062
     UDE Corp...........................................     368,000               355,394
     U-Ming Marine Transport Corp.......................   2,256,000             2,362,094
#    Unimicron Technology Corp..........................  20,059,363            22,420,175
#    Union Bank Of Taiwan...............................  12,464,532             4,419,749
     Unitech Computer Co., Ltd..........................   1,357,739               914,431
#    Unitech Printed Circuit Board Corp.................   7,514,466             4,615,358
#    United Microelectronics Corp....................... 197,526,681            86,131,100
*    United Renewable Energy Co., Ltd...................  19,156,450             6,526,636
*    Unity Opto Technology Co., Ltd.....................   2,924,000               928,071
     Univacco Technology, Inc...........................      46,000                38,139
     Universal Cement Corp..............................   5,909,583             3,806,063
# *  Unizyx Holding Corp................................   4,026,000             3,008,699
#    UPC Technology Corp................................  12,564,831             5,136,919
     USI Corp...........................................   8,187,827             3,142,779
     Usun Technology Co., Ltd...........................     191,100               189,841
     Ve Wong Corp.......................................   1,564,806             1,308,005
#    Victory New Materials, Ltd. Co.....................   1,083,170               731,835
     Waffer Technology Corp.............................      69,000                29,056
# *  Wah Hong Industrial Corp...........................     509,516               427,498
     Wah Lee Industrial Corp............................   2,043,000             3,578,483
     Walsin Lihwa Corp..................................  36,558,412            20,544,416
#    Walton Advanced Engineering, Inc...................   3,931,853             1,426,928
     Wan Hai Lines, Ltd.................................   8,094,000             4,271,139
     Waterland Financial Holdings Co., Ltd..............  32,750,337            11,026,124
     Weikeng Industrial Co., Ltd........................   2,633,514             1,744,373
#    Well Shin Technology Co., Ltd......................   1,094,080             1,913,986
# *  Wha Yu Industrial Co., Ltd.........................     302,000               180,961
#    Winbond Electronics Corp...........................  48,008,572            25,003,534
     Winstek Semiconductor Co., Ltd.....................     247,000               209,098
     Wintek Corp........................................  20,783,484               230,763
     Wisdom Marine Lines Co., Ltd.......................   3,199,953             3,044,827
     Wistron Corp.......................................  44,399,343            36,858,981
     WPG Holdings, Ltd..................................   9,139,284            12,062,337
#    WT Microelectronics Co., Ltd.......................   7,706,751            10,182,301
# *  WUS Printed Circuit Co., Ltd.......................   2,864,739             2,377,866
*    Yang Ming Marine Transport Corp....................  11,742,759             3,336,723
#    YC Co., Ltd........................................   5,824,177             2,582,247
     YC INOX Co., Ltd...................................   4,636,833             3,925,906
     Yea Shin International Development Co., Ltd........   1,184,825               727,445
#    Yeong Guan Energy Technology Group Co., Ltd........   1,042,000             2,762,287
#    YFY, Inc...........................................  19,902,847             7,669,285
#    Yi Jinn Industrial Co., Ltd........................   2,884,142             1,317,515
#    Yieh Phui Enterprise Co., Ltd......................  14,597,025             4,452,381
#    Young Fast Optoelectronics Co., Ltd................   1,400,000               790,156
#    Youngtek Electronics Corp..........................   1,155,047             1,729,215
     Yuanta Financial Holding Co., Ltd.................. 124,148,918            72,007,417
#    Yulon Motor Co., Ltd...............................  12,331,572             7,787,956
     Yung Chi Paint & Varnish Manufacturing Co., Ltd....     243,687               579,319
     Yungshin Construction & Development Co., Ltd.......      47,000                53,334
     Zenitron Corp......................................   2,495,000             1,846,111
#    Zero One Technology Co., Ltd.......................     638,000               581,035
     Zhen Ding Technology Holding, Ltd..................   4,263,000            15,251,563
#    Zig Sheng Industrial Co., Ltd......................   6,209,352             1,787,889
#    Zinwell Corp.......................................     742,000               551,397

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
TAIWAN -- (Continued)
    ZongTai Real Estate Development Co., Ltd...........  2,169,159         $    1,336,873
                                                                           --------------
TOTAL TAIWAN...........................................                     3,071,679,635
                                                                           --------------
THAILAND -- (3.1%)
    AAPICO Hitech PCL..................................    123,300                 78,402
    AAPICO Hitech PCL..................................    769,560                489,336
    AJ Plast PCL.......................................  1,465,000                456,594
    Ananda Development PCL.............................  5,845,600                728,754
    AP Thailand PCL.................................... 14,294,830              3,537,327
    Asia Aviation PCL..................................  6,854,200                914,609
    Asia Aviation PCL..................................    405,600                 54,122
    Asia Plus Group Holdings PCL.......................  4,806,900                463,751
    Bangchak Corp. PCL.................................  4,858,500              4,946,006
    Bangkok Airways PCL................................  4,748,400              1,755,086
    Bangkok Bank PCL...................................  1,676,453             10,659,983
    Bangkok Insurance PCL..............................    212,828              2,159,946
    Bangkok Land PCL................................... 92,545,196              4,551,165
    Bangkok Life Assurance PCL.........................    626,500                554,381
    Bangkok Ranch PCL..................................  3,511,800                409,206
    Bank of Ayudhya PCL................................     95,100                114,686
    Banpu PCL.......................................... 22,464,750             11,540,232
    Better World Green PCL.............................  4,460,000                153,673
    Cal-Comp Electronics Thailand PCL.................. 24,568,414              1,462,177
    Charoen Pokphand Foods PCL......................... 29,602,800             25,267,856
    Charoong Thai Wire & Cable PCL.....................  1,135,900                282,863
    Esso Thailand PCL..................................  6,673,600              2,320,343
*   G J Steel PCL...................................... 24,256,975                106,374
    GFPT PCL...........................................  4,175,200              2,027,114
    Golden Land Property Development PCL...............  3,261,500                847,939
    Hana Microelectronics PCL..........................  4,793,400              4,879,734
    ICC International PCL..............................  2,483,400              3,189,331
    Ichitan Group PCL..................................  3,906,600                482,130
    IRPC PCL........................................... 84,238,700             14,908,337
*   Italian-Thai Development PCL....................... 17,118,800              1,254,753
    Kang Yong Electric PCL.............................        200                  2,556
    Kasikornbank PCL...................................  9,218,201             55,150,396
    KGI Securities Thailand PCL........................  6,533,800                888,228
    Khon Kaen Sugar Industry PCL.......................  9,647,207                906,550
    Kiatnakin Bank PCL.................................  3,675,600              7,598,734
    Krung Thai Bank PCL................................ 28,970,000             17,150,603
    Lalin Property PCL.................................    204,200                 30,958
    LH Financial Group PCL............................. 16,993,446                793,116
    LPN Development PCL................................  9,316,501              2,042,772
*   MCOT PCL...........................................    836,800                280,462
    Millcon Steel PCL..................................  5,225,313                170,222
*   Nation Multimedia Group PCL........................  2,644,800                 16,569
    Padaeng Industry PCL...............................    978,200                367,687
    Polyplex Thailand PCL..............................  4,213,625              1,887,387
*   Precious Shipping PCL..............................  9,282,350              2,413,266
    Property Perfect PCL............................... 48,579,000              1,247,761
    Pruksa Holding PCL.................................  4,115,200              2,423,360
    PTT Exploration & Production PCL................... 10,295,800             43,053,698
    PTT Global Chemical PCL............................ 27,055,141             58,262,833
    PTT PCL............................................ 98,695,400            150,709,499
    Quality Houses PCL................................. 22,802,697              2,114,205
    Regional Container Lines PCL.......................  3,650,000                521,347
    Rojana Industrial Park PCL.........................  7,855,473              1,316,422
    Saha Pathana Inter-Holding PCL.....................  2,585,400              5,668,849
    Saha Pathanapibul PCL..............................  1,572,733              2,697,169

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
THAILAND -- (Continued)
     Saha-Union PCL.....................................  2,362,200          $  3,366,644
     Sahaviriya Steel Industries PCL.................... 90,527,440                26,655
     Samart Telcoms PCL.................................    113,900                32,110
     Sansiri PCL........................................ 35,600,066             1,594,615
     SC Asset Corp. PCL................................. 22,412,553             2,120,154
*    SCG Ceramics PCL...................................    456,027                30,283
     Sena Development PCL...............................  1,331,366               155,135
     Siam Commercial Bank PCL (The)..................... 13,026,500            53,452,514
     Siam Future Development PCL........................  6,946,495             1,359,925
     Somboon Advance Technology PCL.....................  1,951,200             1,179,582
     Sri Ayudhya Capital PCL............................     48,600                66,601
     Sri Trang Agro-Industry PCL........................  8,901,340             3,652,547
     Srithai Superware PCL.............................. 15,468,500               571,741
     Star Petroleum Refining PCL........................ 14,535,500             4,826,196
*    STP & I PCL........................................    822,000               180,235
     Supalai PCL........................................  4,484,700             3,104,522
*    Super Energy Corp. PCL............................. 64,425,000             1,271,347
     SVI PCL............................................  3,742,300               562,664
     Syntec Construction PCL............................  4,736,800               373,899
*    Tata Steel Thailand PCL............................ 38,442,300               915,149
*    Thai Airways International PCL.....................  9,568,411             3,806,384
     Thai Oil PCL.......................................  8,820,600            19,133,173
     Thai Rayon PCL.....................................     58,700                72,398
     Thai Stanley Electric PCL..........................     43,100               317,259
     Thai Stanley Electric PCL, Class F.................    174,600             1,285,231
     Thai Wacoal PCL....................................     85,000               125,137
     Thaicom PCL........................................  4,450,700               913,143
     Thanachart Capital PCL.............................  3,778,100             6,272,179
     Thitikorn PCL......................................  1,723,300               555,990
     Thoresen Thai Agencies PCL.........................  6,672,278             1,118,142
     TMB Bank PCL....................................... 86,309,700             5,461,099
     TPI Polene PCL..................................... 49,955,140             3,098,236
     True Corp. PCL..................................... 96,286,700            15,532,545
     Unique Engineering & Construction PCL..............    121,700                39,264
     Univentures PCL....................................  5,184,000             1,022,998
     Vinythai PCL.......................................  2,767,517             2,188,874
                                                                             ------------
TOTAL THAILAND..........................................                      598,095,429
                                                                             ------------
TURKEY -- (0.9%)
# *  Akbank Turk A.S.................................... 26,900,488            27,656,424
*    Akenerji Elektrik Uretim A.S.......................  1,914,170               179,877
#    Albaraka Turk Katilim Bankasi A.S..................  5,662,530             1,358,687
     Anadolu Anonim Turk Sigorta Sirketi................  2,861,153             1,988,742
     Anadolu Cam Sanayii A.S............................  2,322,784             1,196,588
     Anadolu Efes Biracilik Ve Malt Sanayii A.S.........    340,548             1,131,567
# *  Bagfas Bandirma Gubre Fabrikalari A.S..............    375,466               339,287
*    Bera Holding A.S...................................    343,720               102,605
#    Borusan Mannesmann Boru Sanayi ve Ticaret A.S......    527,749               814,940
*    Boyner Perakende Ve Tekstil Yatirimlari A.S........     42,167                33,796
# *  Cimsa Cimento Sanayi VE Ticaret A.S................    463,012               509,488
#    Dogan Sirketler Grubu Holding A.S.................. 11,546,424             2,054,588
     Dogus Otomotiv Servis ve Ticaret A.S...............    174,498               134,887
     Eczacibasi Yatirim Holding Ortakligi A.S...........    282,215               357,383
     EIS Eczacibasi Ilac ve Sinai ve Finansal
       Yatirimlar Sanayi ve Ticaret A.S.................  1,908,942               897,236
#    Enka Insaat ve Sanayi A.S..........................  3,732,394             3,360,887
*    Global Yatirim Holding A.S.........................  1,043,752               508,061
# *  Gozde Girisim Sermayesi Yatirim Ortakligi A.S......  1,934,165             1,080,545
*    GSD Holding AS.....................................  3,552,612               536,713
# *  Ihlas Holding A.S.................................. 13,565,247             1,136,078

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                      SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                    ---------- -------------------------------
TURKEY -- (Continued)
*    Kardemir Karabuk Demir Celik Sanayi ve
       Ticaret A.S., Class A.......................    118,805         $        45,052
# *  Kardemir Karabuk Demir Celik Sanayi ve
       Ticaret A.S., Class D.......................  2,862,066               1,086,398
*    Metro Ticari ve Mali Yatirimlar Holding A.S...    345,341                  45,752
# *  Pegasus Hava Tasimaciligi A.S.................    487,086               2,527,903
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
        A.S........................................    373,835                 203,033
# *  Sekerbank Turk AS.............................  1,352,044                 229,209
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S......  1,806,234               1,215,558
     Trakya Cam Sanayii A.S........................  7,144,157               3,799,017
*    Turcas Petrol A.S.............................     40,811                   9,535
*    Turk Hava Yollari AO..........................  8,452,774              20,303,179
#    Turkiye Garanti Bankasi A.S................... 30,412,959              41,756,928
#    Turkiye Halk Bankasi A.S...................... 10,941,829              10,753,176
# *  Turkiye Is Bankasi, Class C................... 21,102,595              19,002,782
*    Turkiye Sinai Kalkinma Bankasi A.S............ 17,218,531               2,166,688
     Turkiye Sise ve Cam Fabrikalari A.S...........  3,786,290               3,874,062
     Turkiye Vakiflar Bankasi TAO, Class D......... 19,837,906              13,474,373
# *  Yapi ve Kredi Bankasi A.S..................... 26,524,830               9,220,607
                                                                       ---------------
TOTAL TURKEY.......................................                        175,091,631
                                                                       ---------------
TOTAL COMMON STOCKS................................                     18,309,000,820
                                                                       ---------------
PREFERRED STOCKS -- (1.1%)
BRAZIL -- (1.0%)
     Banco ABC Brasil S.A..........................  1,189,798               5,901,806
     Banco do Estado do Rio Grande do Sul SA,
       Class B.....................................  2,435,168              15,165,847
*    Banco Pan SA..................................  1,756,692               1,518,754
     Cia Brasileira de Distribuicao................  1,063,256              26,167,199
     Cia Ferro Ligas da Bahia - FERBASA............    700,234               3,780,560
     Eucatex SA Industria e Comercio...............    256,928                 298,136
     Gerdau SA.....................................    494,320               1,783,843
     Grazziotin SA.................................      6,400                  37,410
     Marcopolo SA..................................  4,267,200               3,830,697
     Petroleo Brasileiro SA........................ 17,582,289             121,561,770
     Randon SA Implementos e Participacoes.........  2,241,400               4,858,815
     Schulz SA.....................................     93,480                 171,650
     Unipar Carbocloro SA..........................    461,207               4,562,557
     Usinas Siderurgicas de Minas Gerais SA,
       Class A.....................................  5,335,052              11,741,985
                                                                       ---------------
TOTAL BRAZIL.......................................                        201,381,029
                                                                       ---------------
COLOMBIA -- (0.1%)
     Avianca Holdings SA...........................  1,653,949                 751,970
     Grupo Argos SA................................    374,078               1,781,737
     Grupo de Inversiones Suramericana SA..........  1,047,979              11,299,017
                                                                       ---------------
TOTAL COLOMBIA.....................................                         13,832,724
                                                                       ---------------
SOUTH KOREA -- (0.0%)
# *  CJ Corp.......................................     14,663                 460,256
                                                                       ---------------
TOTAL PREFERRED STOCKS.............................                        215,674,009
                                                                       ---------------
RIGHTS/WARRANTS -- (0.1%)
BRAZIL -- (0.0%)
*    Terra Santa Agro SA Right 06/03/19............        165                       0
                                                                       ---------------
HONG KONG -- (0.0%)
*    China International Marine Containers Co.,
       Ltd. Rights 05/03/19........................     12,816                       0
*    Haitong Securities Co., Ltd. Rights 05/23/19..    414,742                       0

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
HONG KONG -- (Continued)
*      Prosperity International Holdings HK, Ltd.
         Rights 05/14/19...............................    644,800         $         4,850
                                                                           ---------------
TOTAL HONG KONG........................................                              4,850
                                                                           ---------------
INDIA -- (0.1%)
*      Bharti Airtel, Ltd. Rights 05/17/19.............  4,988,126               7,193,128
                                                                           ---------------
INDONESIA -- (0.0%)
*      Medco Energi Internasional Tbk PT Warrants
         12/11/20...................................... 14,598,798                 270,462
                                                                           ---------------
MALAYSIA -- (0.0%)
*      Sunway Bhd Warrants 10/03/24....................          1                       0
                                                                           ---------------
POLAND -- (0.0%)
*      Hawe SA Rights 09/30/15.........................    952,876                       0
                                                                           ---------------
SOUTH KOREA -- (0.0%)
*      Doosan Heavy Industries & Construction Co.,
         Ltd. Rights 05/09/2019........................    562,663                 693,605
                                                                           ---------------
TOTAL RIGHTS/WARRANTS..................................                          8,162,045
                                                                           ---------------
TOTAL INVESTMENT SECURITIES............................                     18,532,836,874
                                                                           ---------------

                                                                               VALUE+
                                                                   -------------------------------
SECURITIES LENDING COLLATERAL -- (2.7%)
@ (S)  The DFA Short Term Investment Fund.............. 44,287,987             512,456,292
                                                                           ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $17,429,703,368)..............................                    $19,045,293,166
                                                                           ===============

ADR    American Depositary Receipt
GDR    Global Depositary Receipt
P.L.C. Public Limited Company
SA     Special Assessment
(double right angle quote)Securities that have generally been fair value factored. See Note B to Financial Statements.
*      Non-Income Producing Securities.
#      Total or Partial Securities on Loan.
+      See Note B to Financial Statements.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.

As of April 30, 2019, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                  NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                       CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                       --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)...    650     06/21/19  $ 33,805,254 $ 35,106,500   $1,301,246
S&P 500(R) Emini Index...........    601     06/21/19    86,822,447   88,602,425    1,779,978
                                                       ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..........                      $120,627,701 $123,708,925   $3,081,224
                                                       ============ ============   ==========

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Summary of the Fund's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
   Brazil....................... $1,396,627,194 $     9,744,472   --    $ 1,406,371,666
   Chile........................    253,085,223              --   --        253,085,223
   China........................    293,869,031   2,921,258,273   --      3,215,127,304
   Colombia.....................     37,488,559              --   --         37,488,559
   Czech Republic...............             --      38,466,566   --         38,466,566
   Greece.......................             --      11,392,496   --         11,392,496
   Hungary......................             --      51,048,261   --         51,048,261
   India........................    120,473,910   2,406,183,695   --      2,526,657,605
   Indonesia....................        505,980     511,988,321   --        512,494,301
   Malaysia.....................             --     528,665,885   --        528,665,885
   Mexico.......................    613,073,289              --   --        613,073,289
   Philippines..................             --     210,358,900   --        210,358,900
   Poland.......................             --     240,738,951   --        240,738,951
   Russia.......................    151,809,866     253,774,288   --        405,584,154
   Singapore....................             --         150,351   --            150,351
   South Africa.................    148,703,568   1,120,244,047   --      1,268,947,615
   South Korea..................    351,967,821   2,792,515,178   --      3,144,482,999
   Taiwan.......................     31,734,499   3,039,945,136   --      3,071,679,635
   Thailand.....................    598,052,205          43,224   --        598,095,429
   Turkey.......................             --     175,091,631   --        175,091,631
Preferred Stocks
   Brazil.......................    201,381,029              --   --        201,381,029
   Colombia.....................     13,832,724              --   --         13,832,724
   South Korea..................             --         460,256   --            460,256
Rights/Warrants
   Hong Kong....................             --           4,850   --              4,850
   India........................             --       7,193,128   --          7,193,128
   Indonesia....................             --         270,462   --            270,462
   South Korea..................             --         693,605   --            693,605
Securities Lending Collateral...             --     512,456,292   --        512,456,292
Futures Contracts**.............      3,081,224              --   --          3,081,224
                                 -------------- ---------------   --    ---------------
TOTAL........................... $4,215,686,122 $14,832,688,268   --    $19,048,374,390
                                 ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.  CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.  EXHIBITS.

   (a)(1) This item is not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:    /s/ David P. Butler
       --------------------------
       David P. Butler
       Co-Chief Executive Officer

Date:  July 5, 2019

By:    /s/ Gerard K. O'Reilly
       --------------------------
       Gerard K. O'Reilly
       Co-Chief Executive
       Officer and
       Chief Investment Officer

Date:  July 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ David P. Butler
       --------------------------
       David P. Butler
       Co-Principal Executive
       Officer
       Dimensional Emerging
       Markets Value Fund

Date:  July 5, 2019

By:    /s/ Gerard K. O'Reilly
       --------------------------
       Gerard K. O'Reilly
       Co-Principal Executive
       Officer
       Dimensional Emerging
       Markets Value Fund

Date:  July 5, 2019

By:    /s/ Gregory K. Hinkle
       --------------------------
       Gregory K. Hinkle
       Principal Financial
       Officer
       Dimensional Emerging
       Markets Value Fund

Date:  July 5, 2019